UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Global Bond Fund

Semiannual Report

April 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2020

Eaton Vance

Global Bond Fund

Eaton Vance

Global Bond Fund

April 30, 2020

Performance1,2

Portfolio Managers Michael A. Cirami, CFA, Kyle Lee, CFA and Eric A. Stein, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years		Ten Years

Class A at NAV	06/27/2007	06/27/2007	–0.74%	1.87%		1.99%		1.83%
Class A with 4.75% Maximum Sales Charge	—	—	–5.41	–3.01		1.00		1.33

Class C at NAV	03/01/2011	06/27/2007	–1.09	1.15		1.27		1.14
Class C with 1% Maximum Sales Charge	—	—	–2.05	0.20		1.27		1.14

Class I at NAV	03/01/2011	06/27/2007	–0.61	2.16		2.27		2.09

Bloomberg Barclays Global Aggregate Bond Index	—	—	1.45%	6.56%		2.82%		2.67%

FTSE World Government Bond Index	—	—	2.30	7.97		2.98		2.34

J.P. Morgan Emerging Local Markets Index Plus (ELMI+)	—	—	–5.92	–4.12	–	0.04	–	0.31

Blended Index	—	—	–0.08	5.23		2.72		2.74

% Total Annual Operating Expense Ratios[3]				Class A	Class C		Class I

Gross				1.39%		2.09%		1.09%
Net				1.01		1.71		0.71

Fund Profile4

Foreign Currency Exposures by Country (% of net assets)5

Japan	27.3%

Euro	26.3

Ukraine	7.9

United Kingdom	7.6

Iceland	7.5

Serbia	7.2

Georgia	2.6

Australia	1.5

Thailand	1.4

Norway	1.0

Other	2.6	*

Total Long	93.0

Total Short	–0.1

Total Net	92.9

*	Includes amounts each less than 1.0% or –1.0%, as applicable.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Global Bond Fund

April 30, 2020

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays Global Aggregate Bond Index is an unmanaged index of global investment-grade bonds denominated in the U.S. Dollar, Euro, Japanese Yen, and British Sterling. The index includes corporate bonds, government bonds, and mortgage-backed securities. FTSE World Government Bond Index (WGBI) measures the performance of fixed-rate, local currency, investment-grade sovereign bonds. J.P. Morgan Emerging Local Markets Index Plus (ELMI+) is an unmanaged index of local currency money market instruments in emerging market countries. J.P. Morgan Emerging Markets Bond (JEMB) Hard Currency/Local Currency 50-50 Index is a blended index comprised of 50% J.P. Morgan Government Bond Index: Emerging Market Global Diversified (JPM GBI-EM GD), 25% J.P. Morgan Emerging Market Bond Index Global Diversified (JPM EMBI GD) and 25% J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified (JPM CEMBI BD). J.P. Morgan Government Bond Index: Emerging Market Global Diversified (JPM GBI-EM GD) is an unmanaged index of local-currency bonds with maturities of more than one year issued by emerging markets governments. J.P. Morgan Emerging Market Bond Index Global Diversified (JPM EMBI GD) is a market-cap weighted index that measures USD-denominated Brady Bonds, Eurobonds, and traded loans issued by sovereign entities. J.P. Morgan Corporate Emerging Markets Bond Index Broad Diversified (JPM CEMBI BD) is an unmanaged index of USD-denominated emerging market corporate bonds. Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2019, J.P. Morgan Chase & Co. All rights reserved. The Blended Index consists of 85% Bloomberg Barclays Global Aggregate Bond Index and 15% J.P. Morgan Emerging Markets Bond (JEMB) Hard Currency/Local Currency 50-50 Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C and Class I is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective October 14, 2019, the Fund changed its primary benchmark to FTSE World Government Bond Index because the investment adviser believed that in connection with the change in investment strategy, it was a more appropriate benchmark for the Fund. Performance shown prior to October 14, 2019 reflects the Fund’s former investment strategy as a locally denominated international short-term fixed income fund.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]

Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective March 1, 2020, the Fund changed its primary benchmark to the Bloomberg Barclays Global Aggregate Bond Index, which has substantially similar characteristics to the FTSE World Government Bond Index.

3

Eaton Vance

Global Bond Fund

April 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 – April 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/19)	Ending Account Value (4/30/20)	Expenses Paid During Period* (11/1/19 – 4/30/20)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$992.60	$5.00	**	1.01%
Class C	$1,000.00	$989.10	$8.46	**	1.71%
Class I	$1,000.00	$993.90	$3.52	**	0.71%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.80	$5.07	**	1.01%
Class C	$1,000.00	$1,016.40	$8.57	**	1.71%
Class I	$1,000.00	$1,021.30	$3.57	**	0.71%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2019. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Global Bond Fund

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Investment in International Income Portfolio, at value (identified cost, $58,680,201)	$58,577,029

Receivable for Fund shares sold	65,206

Receivable from affiliate	21,460

Total assets	$58,663,695

Liabilities

Payable for Fund shares redeemed	$283,184

Payable to affiliates:

Distribution and service fees	10,085

Trustees’ fees	43

Accrued expenses	63,971

Total liabilities	$357,283

Net Assets	$58,306,412

Sources of Net Assets

Paid-in capital	$96,173,870

Accumulated loss	(37,867,458)

Total	$58,306,412

Class A Shares

Net Assets	$15,952,793

Shares Outstanding	1,950,945

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.18

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$8.59

Class C Shares

Net Assets	$7,497,408

Shares Outstanding	916,907

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$8.18

Class I Shares

Net Assets	$34,856,211

Shares Outstanding	4,277,002

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.15

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Global Bond Fund

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Interest allocated from Portfolio (net of foreign taxes, $105,628)	$1,406,385

Dividends allocated from Portfolio	15,409

Expenses, excluding interest expense, allocated from Portfolio	(252,834)

Interest expense allocated from Portfolio	(4,120)

Total investment income	$1,164,840

Expenses

Distribution and service fees

Class A	$26,043

Class C	42,468

Trustees’ fees and expenses	250

Custodian fee	6,144

Transfer and dividend disbursing agent fees	33,675

Legal and accounting services	20,468

Printing and postage	21,577

Registration fees	34,107

Miscellaneous	5,368

Total expenses	$190,100

Deduct —

Allocation of expenses to affiliate	$121,587

Total expense reductions	$121,587

Net expenses	$68,513

Net investment income	$1,096,327

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions	$(187,698)

Swap contracts	50,763

Foreign currency transactions	(186,165)

Forward foreign currency exchange contracts	(434,233)

Net realized loss	$(757,333)

Change in unrealized appreciation (depreciation) —

Investments	$(1,234,538)

Financial futures contracts	(2,156)

Swap contracts	842,830

Foreign currency	11,113

Forward foreign currency exchange contracts	(345,233)

Net change in unrealized appreciation (depreciation)	$(727,984)

Net realized and unrealized loss	$(1,485,317)

Net decrease in net assets from operations	$(388,990)

6	See Notes to Financial Statements.

Eaton Vance

Global Bond Fund

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$1,096,327	$3,099,028

Net realized gain (loss)	(757,333)	187,915

Net change in unrealized appreciation (depreciation)	(727,984)	1,528,372

Net increase (decrease) in net assets from operations	$(388,990)	$4,815,315

Distributions to shareholders —

Class A	$(554,109)	$(1,014,498)

Class C	(238,558)	(557,031)

Class I	(1,495,425)	(3,166,524)

Total distributions to shareholders	$(2,288,092)	$(4,738,053)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$958,640	$5,231,227

Class C	196,284	1,221,685

Class I	4,626,702	18,556,044

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	545,776	998,587

Class C	162,826	387,048

Class I	1,352,248	2,693,229

Cost of shares redeemed

Class A	(3,630,996)	(7,137,814)

Class C	(1,994,376)	(6,158,213)

Class I	(25,879,272)	(27,038,486)

Net asset value of shares converted

Class A	69,597	114,485

Class C	(69,597)	(114,485)

Net decrease in net assets from Fund share transactions	$(23,662,168)	$(11,246,693)

Net decrease in net assets	$(26,339,250)	$(11,169,431)

Net Assets

At beginning of period	$84,645,662	$95,815,093

At end of period	$58,306,412	$84,645,662

7	See Notes to Financial Statements.

Eaton Vance

Global Bond Fund

April 30, 2020

Financial Highlights

	Class A

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019		2018		2017		2016		2015

Net asset value — Beginning of period	$8.510		$8.500		$9.130		$8.770		$9.010		$10.130

Income (Loss) From Operations

Net investment income(1)	$0.120		$0.295		$0.315		$0.246		$0.254		$0.315

Net realized and unrealized gain (loss)	(0.181)		0.174		(0.539)		0.520		0.003		(0.921)

Total income (loss) from operations	$(0.061)		$0.469		$(0.224)		$0.766		$0.257		$(0.606)

Less Distributions

From net investment income	$(0.269)		$(0.459)		$(0.052)		$(0.406)		$—		$—

Tax return of capital	—		—		(0.354)		—		(0.497)		(0.514)

Total distributions	$(0.269)		$(0.459)		$(0.406)		$(0.406)		$(0.497)		$(0.514)

Net asset value — End of period	$8.180		$8.510		$8.500		$9.130		$8.770		$9.010

Total Return(2)	(0.74	)%(3)(4)	5.62	%(3)	(2.58	)%(3)	8.89	%(3)	2.94	%(3)	(6.12	)%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$15,953		$18,677		$19,483		$22,136		$43,471		$63,626

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	1.01	%(3)(7)(8)	1.11	%(3)(8)	1.11	%(3)(8)	1.10	%(3)	1.11	%(3)(8)	1.11	%(3)(8)

Net investment income	2.88	%(7)	3.43%		3.51%		2.74%		2.85%		3.27%

Portfolio Turnover of the Portfolio	47	%(4)	92%		23%		29%		38%		23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.50%, 0.40%, 0.34%, 0.37%, 0.27% and 0.19% of average daily net assets for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Includes interest expense of 0.01% for the six months ended April 30, 2020 and each of the years ended October 31, 2019, 2018, 2016 and 2015.

8	See Notes to Financial Statements.

Eaton Vance

Global Bond Fund

April 30, 2020

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019		2018		2017		2016		2015

Net asset value — Beginning of period	$8.510		$8.500		$9.130		$8.770		$9.000		$10.100

Income (Loss) From Operations

Net investment income(1)	$0.092		$0.237		$0.252		$0.183		$0.192		$0.244

Net realized and unrealized gain (loss)	(0.182)		0.171		(0.539)		0.520		(0.002)		(0.910)

Total income (loss) from operations	$(0.090)		$0.408		$(0.287)		$0.703		$0.190		$(0.666)

Less Distributions

From net investment income	$(0.240)		$(0.398)		$(0.044)		$(0.343)		$—		$—

Tax return of capital	—		—		(0.299)		—		(0.420)		(0.434)

Total distributions	$(0.240)		$(0.398)		$(0.343)		$(0.343)		$(0.420)		$(0.434)

Net asset value — End of period	$8.180		$8.510		$8.500		$9.130		$8.770		$9.000

Total Return(2)	(1.09	)%(3)(4)	4.88	%(3)	(3.26	)%(3)	8.13	%(3)	2.17	%(3)	(6.72	)%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$7,497		$9,517		$14,107		$16,664		$20,096		$30,022

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	1.71	%(3)(7)(8)	1.81	%(3)(8)	1.81	%(3)(8)	1.80	%(3)	1.81	%(3)(8)	1.81	%(3)(8)

Net investment income	2.21	%(7)	2.76%		2.81%		2.03%		2.16%		2.55%

Portfolio Turnover of the Portfolio	47	% (4)	92%		23%		29%		38%		23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.50%, 0.40%, 0.34%, 0.37%, 0.27% and 0.19% of average daily net assets for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Includes interest expense of 0.01% for the six months ended April 30, 2020 and each of the years ended October 31, 2019, 2018, 2016 and 2015.

9	See Notes to Financial Statements.

Eaton Vance

Global Bond Fund

April 30, 2020

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019		2018		2017		2016		2015

Net asset value — Beginning of period	$8.480		$8.480		$9.100		$8.750		$9.000		$10.120

Income (Loss) From Operations

Net investment income(1)	$0.137		$0.319		$0.341		$0.272		$0.284		$0.345

Net realized and unrealized gain (loss)	(0.186)		0.164		(0.529)		0.510		(0.003)		(0.916)

Total income (loss) from operations	$(0.049)		$0.483		$(0.188)		$0.782		$0.281		$(0.571)

Less Distributions

From net investment income	$(0.281)		$(0.483)		$(0.056)		$(0.432)		$—		$—

Tax return of capital	—		—		(0.376)		—		(0.531)		(0.549)

Total distributions	$(0.281)		$(0.483)		$(0.432)		$(0.432)		$(0.531)		$(0.549)

Net asset value — End of period	$8.150		$8.480		$8.480		$9.100		$8.750		$9.000

Total Return(2)	(0.61	)%(3) (4)	5.82	%(3)	(2.19	)%(3)	9.11	%(3)	3.22	%(3)	(5.78	)%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$34,856		$56,451		$62,225		$64,381		$74,480		$134,706

Ratios (as a percentage of average daily net assets):(5)

Expenses (6)	0.71	%(3)(7)(8)	0.81	%(3)(8)	0.81	%(3)(8)	0.80	%(3)	0.81	%(3)(8)	0.81	%(3)(8)

Net investment income	3.27	%(7)	3.73%		3.81%		3.02%		3.20%		3.58%

Portfolio Turnover of the Portfolio	47	%(4)	92%		23%		29%		38%		23%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator of the Fund and the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.50%, 0.40%, 0.34%, 0.37%, 0.27% and 0.19% of average daily net assets for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Includes interest expense of 0.01% for the six months ended April 30, 2020 and each of the years ended October 31, 2019, 2018, 2016 and 2015.

10	See Notes to Financial Statements.

Eaton Vance

Global Bond Fund

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Bond Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in International Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at April 30, 2020). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the

11

Eaton Vance

Global Bond Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $33,526,886 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2019, $12,048,557 are short-term and $21,478,329 are long-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.50% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of the holders of interest in the Fund. For the six months ended April 30, 2020, the Fund incurred no investment adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses) exceed 1.00%, 1.70% and 0.70% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2021. Pursuant to this agreement, EVM was allocated $121,587 of the Fund’s operating expenses for the six months ended April 30, 2020.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2020, EVM earned $2,093 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $57 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2020. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2020 amounted to $26,043 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2020, the Fund paid or accrued to EVD $31,851 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2020 amounted to $10,617 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

12

Eaton Vance

Global Bond Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2020, the Fund was informed that EVD received approximately $500 and $300 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2020, increases and decreases in the Fund’s investment in the Portfolio aggregated $1,125,810 and $26,864,427, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	113,484	606,089

Issued to shareholders electing to receive payments of distributions in Fund shares	65,213	116,761

Redemptions	(431,644)	(831,541)

Converted from Class C shares	8,325	13,302

Net decrease	(244,622)	(95,389)

Class C	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	23,202	142,826

Issued to shareholders electing to receive payments of distributions in Fund shares	19,459	45,234

Redemptions	(236,278)	(714,714)

Converted to Class A shares	(8,325)	(13,315)

Net decrease	(201,942)	(539,969)

Class I	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	549,135	2,166,600

Issued to shareholders electing to receive payments of distributions in Fund shares	161,927	315,959

Redemptions	(3,092,090)	(3,165,650)

Net decrease	(2,381,028)	(683,091)

13

International Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited)

Foreign Government Bonds — 23.5%
Security		Principal Amount (000’s omitted)	Value

Georgia — 0.2%

Georgia Treasury Bond, 7.00%, 5/30/24	GEL	430	$121,797

Total Georgia			$121,797

Iceland — 3.8%

Republic of Iceland, 5.00%, 11/15/28	ISK	59,300	$491,043

Republic of Iceland, 6.50%, 1/24/31	ISK	184,200	1,764,360

Total Iceland			$2,255,403

Indonesia — 0.7%

Indonesia Government International Bond, 3.85%, 10/15/30	USD	375	$389,320

Total Indonesia			$389,320

New Zealand — 5.4%

New Zealand Government Bond, 3.00%, 9/20/30 (1)(2)	NZD	3,988	$3,158,273

Total New Zealand			$3,158,273

Philippines — 1.3%

Republic of the Philippines, 6.25%, 1/14/36	PHP	34,000	$762,622

Total Philippines			$762,622

Serbia — 7.1%

Serbia Treasury Bond, 5.875%, 2/8/28	RSD	370,200	$4,166,504

Total Serbia			$4,166,504

Ukraine — 5.0%

Ukraine Government International Bond, 14.64%, 6/10/20	UAH	19,125	$711,648

Ukraine Government International Bond, 15.70%, 1/20/21	UAH	30,860	1,149,594

Ukraine Government International Bond, 18.00%, 3/24/21	UAH	28,055	1,065,716

Total Ukraine			$2,926,958

Total Foreign Government Bonds (identified cost $14,027,208)			$13,780,877

Foreign Corporate Bonds — 3.3%
Security		Principal Amount (000’s omitted)	Value

Iceland — 3.3%

Arion Banki HF, 6.00%, 4/12/24 (1)	ISK	100,000	$772,829

Islandsbanki HF, 6.40%, 10/26/23	ISK	40,000	308,911

Landsbankinn HF, 5.00%, 11/23/23 (1)	ISK	120,000	888,846

Total Iceland			$1,970,586

Total Foreign Corporate Bonds (identified cost $2,206,510)			$1,970,586

Mortgage Pass-Throughs — 0.5%
Security		Principal Amount	Value

Federal National Mortgage Association: 4.029%, (COF + 1.77%), with maturity at 2035(3)		$267,234	$275,039

			$275,039

Total Mortgage Pass-Throughs (identified cost $267,251)			$275,039

Short-Term Investments — 64.5%

Foreign Government Securities — 7.8%
Security		Principal Amount (000’s omitted)	Value

Georgia — 2.4%

Georgia Treasury Bill, 0.00%, 6/11/20	GEL	30	$9,262

Georgia Treasury Bill, 0.00%, 7/2/20	GEL	4,570	1,404,593

Total Georgia			$1,413,855

United Kingdom — 5.4%

United Kingdom Gilt, 2.00%, 7/22/20 (1)	GBP	2,500	$3,162,604

Total United Kingdom			$3,162,604

Total Foreign Government Securities (identified cost $4,918,015)			$4,576,459

14	See Notes to Financial Statements.

International Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 52.9%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/21/20	$6,000	$5,999,709

U.S. Treasury Bill, 0.00%, 6/11/20	25,000	24,997,366

Total U.S. Treasury Obligations (identified cost $30,997,132)		$30,997,075

Other — 3.8%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.47%(4)	2,209,289	$2,209,289

Total Other (identified cost $2,208,636)		$2,209,289

Total Short-Term Investments (identified cost $38,123,783)		$37,782,823

Total Investments— 91.8% (identified cost $54,624,752)		$53,809,325

Other Assets, Less Liabilities — 8.2%		$4,775,807

Net Assets — 100.0%		$58,585,132

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities is $7,982,552 or 13.6% of the Portfolio’s net assets.

(2)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2020.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)

EUR	195,889	USD	212,820	5/8/20	$1,856

EUR	198,000	USD	215,583	5/8/20	1,406

USD	865,648	EUR	775,740	5/8/20	15,511

USD	839,354	EUR	770,895	5/8/20	(5,474)

USD	843,385	PHP	43,000,000	5/8/20	(9,387)

USD	882,861	AUD	1,400,000	5/15/20	(29,477)

CAD	3,000,000	USD	2,267,471	5/20/20	(112,190)

USD	2,245,660	CAD	3,000,000	5/20/20	90,379

JPY	1,237,000,000	USD	11,311,059	5/21/20	217,818

EUR	1,868,860	USD	2,034,581	5/22/20	14,056

JPY	270,686,970	USD	2,444,627	5/26/20	78,348

JPY	111,476,602	USD	1,026,236	5/26/20	12,797

TWD	12,075,000	USD	406,155	6/9/20	2,332

TWD	9,425,000	USD	317,020	6/9/20	1,821

USD	728,087	AUD	1,194,876	6/9/20	(50,645)

USD	722,811	TWD	21,500,000	6/9/20	(4,518)

15	See Notes to Financial Statements.

International Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/ Unrealized Appreciation (Depreciation)

JPY	108,256,147	USD	1,027,127	6/10/20	$(17,902)

AUD	2,241,258	USD	1,370,914	6/12/20	89,781

AUD	81,988	USD	50,150	6/12/20	3,284

AUD	2,101,000	USD	1,375,592	6/12/20	(6,307)

USD	305,836	AUD	500,000	6/12/20	(20,029)

GBP	959,627	USD	1,175,994	6/18/20	32,880

CAD	350,000	USD	241,688	6/22/20	9,786

EUR	23,730,000	USD	26,424,542	7/6/20	(387,046)

USD	2,195,930	EUR	1,972,008	7/6/20	32,164

USD	2,549,652	EUR	2,359,282	7/6/20	(39,045)

USD	2,814,229	EUR	2,604,104	7/6/20	(43,097)

USD	3,040,377	NZD	5,111,295	7/9/20	(93,800)

USD	1,831,552	EUR	1,618,000	7/10/20	56,063

NOK	13,196,000	USD	1,285,152	7/16/20	3,413

NZD	410,000	USD	248,829	7/17/20	2,563

USD	4,209,416	EUR	3,732,314	7/17/20	113,188

					$(39,471)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	872,100	USD	955,096	Bank of America, N.A.	5/5/20	$593	$—

EUR	137,800	USD	150,914	Bank of America, N.A.	5/5/20	94	—

USD	149,692	EUR	137,800	UBS AG	5/5/20	—	(1,316)

USD	947,360	EUR	872,100	UBS AG	5/5/20	—	(8,330)

THB	7,053,000	USD	223,267	Standard Chartered Bank	5/18/20	—	(5,275)

EUR	627,064	NOK	7,172,000	BNP Paribas	5/26/20	—	(12,681)

EUR	872,100	USD	947,899	UBS AG	6/2/20	8,302	—

EUR	137,800	USD	149,777	UBS AG	6/2/20	1,312	—

USD	290,521	THB	9,118,000	Standard Chartered Bank	6/8/20	8,710	—

UGX	967,448,000	USD	239,527	Standard Chartered Bank	6/15/20	12,422	—

USD	253,524	UGX	967,448,000	Standard Chartered Bank	6/15/20	1,576	—

THB	8,315,000	USD	255,770	Standard Chartered Bank	6/24/20	1,230	—

UGX	1,079,000,000	USD	269,279	Citibank, N.A.	6/26/20	11,081	—

USD	282,092	UGX	1,079,000,000	Citibank, N.A.	6/26/20	1,731	—

USD	161,461	THB	5,355,000	Standard Chartered Bank	7/1/20	—	(4,053)

THB	26,265,000	USD	798,699	Standard Chartered Bank	7/10/20	13,118	—

SEK	2,653,993	USD	260,330	Goldman Sachs International	7/24/20	11,922	—

UGX	982,637,000	USD	247,080	Standard Chartered Bank	8/14/20	4,352	—

USD	247,514	UGX	982,637,000	Standard Chartered Bank	8/14/20	—	(3,918)

						$76,443	$(35,573)

16	See Notes to Financial Statements.

International Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Depreciation

Interest Rate Futures

U.S. 10-Year Treasury Note	(3)	Short	6/19/20	$(417,188)	$(2,156)

					$(2,156)

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation

CNY	33,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.94% (pays quarterly)	10/15/24	$240,090	$—	$240,090

MXN	24,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.70% (pays monthly)	10/3/29	31,562	—	31,562

SGD	5,500	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.64% (pays semi-annually)	10/16/29	245,245	—	245,245

THB	70,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.37% (pays semi-annually)	10/17/29	65,094	—	65,094

ZAR	9,655	Pays	3-month ZAR JIBAR (pays quarterly)	6.88% (pays quarterly)	1/10/25	23,711	—	23,711

ZAR	11,495	Pays	3-month ZAR JIBAR (pays quarterly)	6.90% (pays quarterly)	1/10/25	28,701	—	28,701

ZAR	12,842	Pays	3-month ZAR JIBAR (pays quarterly)	6.64% (pays quarterly)	2/14/25	5,051	—	5,051

ZAR	59,928	Pays	3-month ZAR JIBAR (pays quarterly)	6.65% (pays quarterly)	2/14/25	23,726	—	23,726

Total						$663,180	$—	$663,180

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation

Citibank, N.A.	MYR	8,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.15% (pays quarterly)	10/14/24	$77,701

Total							$77,701

17	See Notes to Financial Statements.

International Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Abbreviations:

COF	–	Cost of Funds 11th District

Currency Abbreviations:

AUD	–	Australian Dollar

CAD	–	Canadian Dollar

CNY	–	Yuan Renminbi

EUR	–	Euro

GBP	–	British Pound Sterling

GEL	–	Georgian Lari

ISK	–	Icelandic Krona

JPY	–	Japanese Yen

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

NOK	–	Norwegian Krone

NZD	–	New Zealand Dollar

PHP	–	Philippine Peso

RSD	–	Serbian Dinar

SEK	–	Swedish Krona

SGD	–	Singapore Dollar

THB	–	Thai Baht

TWD	–	New Taiwan Dollar

UAH	–	Ukrainian Hryvnia

UGX	–	Ugandan Shilling

USD	–	United States Dollar

ZAR	–	South African Rand

18	See Notes to Financial Statements.

International Income Portfolio

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Unaffiliated investments, at value (identified cost, $52,416,116)	$51,600,036

Affiliated investment, at value (identified cost, $2,208,636)	2,209,289

Cash	8,582

Deposits for derivatives collateral —

Financial futures contracts	6,000

Centrally cleared derivatives	2,515,861

Foreign currency, at value (identified cost, $2,062,362)	2,084,039

Interest receivable	247,758

Dividends receivable from affiliated investment	1,355

Receivable for investments sold	845

Receivable for variation margin on open centrally cleared derivatives	2,926

Receivable for open forward foreign currency exchange contracts	76,443

Receivable for open swap contracts	77,701

Receivable from affiliate	21,920

Total assets	$58,852,755

Liabilities

Payable for variation margin on open financial futures contracts	$2,225

Payable for open forward foreign currency exchange contracts	35,573

Payable to affiliates:

Investment adviser fee	24,432

Trustees’ fees	372

Accrued expenses	205,021

Total liabilities	$267,623

Net Assets applicable to investors’ interest in Portfolio	$58,585,132

19	See Notes to Financial Statements.

International Income Portfolio

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Interest (net of foreign taxes, $105,641)	$1,406,537

Dividends from affiliated investment	15,411

Total investment income	$1,421,948

Expenses

Investment adviser fee	$180,614

Trustees’ fees and expenses	2,155

Custodian fee	81,854

Legal and accounting services	39,878

Interest expense	4,120

Miscellaneous	6,353

Total expenses	$314,974

Deduct —

Allocation of expenses to affiliate	$57,994

Total expense reductions	$57,994

Net expenses	$256,980

Net investment income	$1,164,968

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(187,467)

Investment transactions — affiliated investment	(253)

Swap contracts	50,768

Foreign currency transactions	(186,197)

Forward foreign currency exchange contracts	(434,276)

Net realized loss	$(757,425)

Change in unrealized appreciation (depreciation) —

Investments	$(1,234,612)

Investments — affiliated investment	25

Financial futures contracts	(2,156)

Swap contracts	842,830

Foreign currency	11,114

Forward foreign currency exchange contracts	(345,267)

Net change in unrealized appreciation (depreciation)	$(728,066)

Net realized and unrealized loss	$(1,485,491)

Net decrease in net assets from operations	$(320,523)

20	See Notes to Financial Statements.

International Income Portfolio

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$1,164,968	$3,280,409

Net realized gain (loss)	(757,425)	187,919

Net change in unrealized appreciation (depreciation)	(728,066)	1,528,518

Net increase (decrease) in net assets from operations	$(320,523)	$4,996,846

Capital transactions —

Contributions	$1,125,810	$8,811,460

Withdrawals	(26,864,427)	(24,326,854)

Net decrease in net assets from capital transactions	$(25,738,617)	$(15,515,394)

Net decrease in net assets	$(26,059,140)	$(10,518,548)

Net Assets

At beginning of period	$84,644,272	$95,162,820

At end of period	$58,585,132	$84,644,272

21	See Notes to Financial Statements.

International Income Portfolio

April 30, 2020

Financial Highlights

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2019		2018		2017		2016		2015

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.71	%(2)(3)(4)	0.81	%(2)(4)	0.81	%(2)(4)	0.80	%(2)	0.81	%(2)(4)	0.81	%(2)(4)

Net investment income	3.23	%(3)	3.73%		3.81%		3.02%		3.17%		3.56%

Portfolio Turnover	47	%(5)	92%		23%		29%		38%		23%

Total Return	(0.59	)%(2)(5)	5.92	%(2)	(2.28	)%(2)	9.09	%(2)	3.25	%(2)	(5.84	)%(2)

Net assets, end of period (000’s omitted)	$58,585		$84,644		$95,163		$102,912		$138,716		$237,251

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)

The investment adviser reimbursed certain operating expenses (equal to 0.16%, 0.09%, 0.11%, 0.13%, 0.08% and 0.04% of average daily net assets for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(3)	Annualized.

(4)	Includes interest expense of 0.01% for the six months ended April 30, 2020 and each of the years ended October 31, 2019, 2018, 2016 and 2015.

(5)	Not annualized.

22	See Notes to Financial Statements.

International Income Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

International Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2020, Eaton Vance Global Bond Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on

23

International Income Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of April 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

J  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

24

International Income Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.500% of the Portfolio’s average daily net assets up to $1 billion, 0.475% from $1 billion but less than $2.5 billion and at reduced rates on daily net assets of $2.5 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended April 30, 2020, the Portfolio’s investment adviser fee amounted to $180,614 or 0.500% (annualized) of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $57,994 of the Portfolio’s operating expenses for the six months ended April 30, 2020. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2020 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$9,314,792	$12,109,340

U.S. Government and Agency Securities	—	28,062

	$9,314,792	$12,137,402

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$55,074,541

Gross unrealized appreciation	$481,796

Gross unrealized depreciation	(1,006,888)

Net unrealized depreciation	$(525,092)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2020 is included in the Portfolio of Investments. At April 30, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

25

International Income Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

Interest Rate Risk: The Portfolio utilizes futures contracts and interest rate swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $35,573. At April 30, 2020, there were no assets pledged by the Portfolio for such liability.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2020 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate		Total

Not applicable	$779,446 *	$663,180	*	$1,442,626

Receivable for open forward foreign currency exchange contracts	76,443	—		76,443

Receivable for open swap contracts	—	77,701		77,701

Total Asset Derivatives	$855,889	$740,881		$1,596,770

Derivatives not subject to master netting or similar agreements	$779,446	$663,180		$1,442,626

Total Asset Derivatives subject to master netting or similar agreements	$76,443	$77,701		$154,144

Not applicable	$(818,917)*	$(2,156	)*	$(821,073)

Payable for open forward foreign currency exchange contracts	(35,573)	—		(35,573)

Total Liability Derivatives	$(854,490)	$(2,156)		$(856,646)

Derivatives not subject to master netting or similar agreements	$(818,917)	$(2,156)		$(821,073)

Total Liability Derivatives subject to master netting or similar agreements	$(35,573)	$—		$(35,573)

*

For futures contracts and centrally cleared derivatives, amount represents value as shown in the Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared derivatives are reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared derivatives, as applicable.

26

International Income Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of

April 30, 2020.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$687	$—	$—	$—	$687

Citibank, N.A.	90,513	—	—	—	90,513

Goldman Sachs International	11,922	—	—	—	11,922

Standard Chartered Bank	41,408	(13,246)	—	—	28,162

UBS AG	9,614	(9,614)	—	—	—

	$154,144	$(22,860)	$—	$—	$131,284

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

BNP Paribas	$(12,681)	$—	$—	$—	$(12,681)

Standard Chartered Bank	(13,246)	13,246	—	—	—

UBS AG	(9,646)	9,614	—	—	(32)

	$(35,573)	$22,860	$—	$—	$(12,713)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2020 was as follows:

Statement of Operations Caption	Foreign Exchange	Interest Rate	Total

Net realized gain (loss) —

Swap contracts	$—	$50,768	$50,768

Forward foreign currency exchange contracts	(434,276)	—	(434,276)

Total	$(434,276)	$50,768	$(383,508)

Change in unrealized appreciation (depreciation) —

Financial futures contracts	$—	$(2,156)	$(2,156)

Swap contracts		842,830	842,830

Forward foreign currency exchange contracts	(345,267)	—	(345,267)

Total	$(345,267)	$840,674	$495,407

27

International Income Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2020, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts

$59,000	$99,066,000	$15,347,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2020.

7  Investments in Affiliated Funds

At April 30, 2020, the value of the Portfolio’s investment in affiliated funds was $2,209,289, which represents 3.8% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$6,491,338	$25,323,755	$(29,605,576)	$(253)	$25	$2,209,289	$15,411	2,209,289

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

28

International Income Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

At April 30, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$13,780,877	$—	$13,780,877

Foreign Corporate Bonds	—	1,970,586	—	1,970,586

Mortgage Pass-Throughs	—	275,039	—	275,039

Short-Term Investments —

Foreign Government Securities	—	4,576,459	—	4,576,459

U.S. Treasury Obligations	—	30,997,075	—	30,997,075

Other	—	2,209,289	—	2,209,289

Total Investments	$—	$53,809,325	$—	$53,809,325

Forward Foreign Currency Exchange Contracts	$—	$855,889	$—	$855,889

Swap Contracts	—	740,881	—	740,881

Total	$—	$55,406,095	$—	$55,406,095

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(854,490)	$—	$(854,490)

Futures Contracts	(2,156)	—	—	(2,156)

Total	$(2,156)	$(854,490)	$—	$(856,646)

9  Risks and Uncertainties

Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Portfolio’s investments.

29

Eaton Vance

Global Bond Fund

April 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

[1]

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

30

Eaton Vance

Global Bond Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Global Bond Fund (formerly Eaton Vance Diversified Currency Income Fund) (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between International Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

31

Eaton Vance

Global Bond Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio, including recent changes to such personnel. The Board considered the abilities and experience of each Adviser’s investment professionals in analyzing factors relevant to investment in a broad range of income securities. The Board also considered each Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board noted that, effective October 16, 2019, the Fund changed its name and investment strategies to allow the Fund, under normal market conditions, to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds. The Board also noted that the Fund normally invests at least 40% of its net assets in foreign investments. Although the Board considered information comparing the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and a custom peer group of similarly managed funds, the Board determined, in light of the recent changes to the Fund, to continue to monitor and evaluate the effectiveness of such changes over time.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

32

Eaton Vance

Global Bond Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

33

Eaton Vance

Global Bond Fund

April 30, 2020

Officers and Trustees

Officers of Eaton Vance Global Bond Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of International Income Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Global Bond Fund and International Income Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

34

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

35

This Page Intentionally Left Blank

Investment Adviser of International Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Bond Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7758    4.30.20

Eaton Vance

Emerging and Frontier Countries Equity Fund

Semiannual Report

April 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2020

Eaton Vance

Emerging and Frontier Countries Equity Fund

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2020

Performance1,2

Portfolio Managers Marshall L. Stocker, Ph.D., CFA, John R. Baur, Michael A. Cirami, CFA and Eric Stein, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception

Class A at NAV	11/03/2014	11/01/2013	-17.50%	-17.91%	-2.48%	-1.81%
Class A with 5.75% Maximum Sales Charge	—	—	-22.27	-22.63	-3.63	-2.70
Class I at NAV	11/03/2014	11/01/2013	-17.30	-17.62	-2.23	-1.59

MSCI Emerging Markets Index	—	—	-10.50%	-12.00%	-0.10%	0.71%
MSCI Frontier Markets Index	—	—	-17.13	-13.64	-2.30	-0.09
Blended Index	—	—	-13.77	-12.54	-1.02	0.51

% Total Annual Operating Expense Ratios[3]					Class A	Class I

Gross					1.73%	1.48%
Net					1.66	1.41

Fund Profile4

Common Stock Sector Allocation (% of net assets)5

Country Allocation (% of net assets)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2020

Endnotes and Additional Disclosures

[1]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI Frontier Markets Index is an unmanaged index that measures the performance of stock markets with less-developed economies and financial markets than emerging markets, and that typically have more restrictions on foreign stock ownership. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Blended Index consists of 50% MSCI Emerging Markets Index and 50% MSCI Frontier Markets Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of Class A and Class I is linked to the performance of Global Macro Capital Opportunities Portfolio (the Portfolio) into which the Fund invests. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance since inception for an index, if presented, is the performance since the Portfolio’s inception. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Depiction does not reflect the Fund’s derivatives positions.

Fund profile subject to change due to active management.

3

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 – April 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/19)	Ending Account Value (4/30/20)	Expenses Paid During Period* (11/1/19 – 4/30/20)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$825.00	$7.49	**	1.65%
Class I	$1,000.00	$827.00	$6.36	**	1.40%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,016.70	$8.27	**	1.65%
Class I	$1,000.00	$1,017.90	$7.02	**	1.40%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2019. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Investment in Global Macro Capital Opportunities Portfolio, at value (identified cost, $138,454,945)	$136,595,825

Receivable for Fund shares sold	167,678

Total assets	$136,763,503

Liabilities

Payable for Fund shares redeemed	$1,910,629

Payable to affiliates:

Distribution and service fees	316

Trustees’ fees	43

Other	9,717

Accrued expenses	81,652

Total liabilities	$2,002,357

Net Assets	$134,761,146

Sources of Net Assets

Paid-in capital	$160,976,471

Accumulated loss	(26,215,325)

Total	$134,761,146

Class A Shares

Net Assets	$1,574,512

Shares Outstanding	192,177

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.19

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$8.69

Class I Shares

Net Assets	$133,186,634

Shares Outstanding	16,189,386

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.23

On sales of $50,000 or more, the offering price of Class A shares is reduced.

5	See Notes to Financial Statements.

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Dividends allocated from Portfolio (net of foreign taxes, $87,423)	$1,439,723

Interest allocated from Portfolio (net of foreign taxes, $17)	23,408

Expenses allocated from Portfolio	(1,036,309)

Total investment income from Portfolio	$426,822

Expenses

Distribution and service fees

Class A	$2,482

Trustees’ fees and expenses	250

Custodian fee	8,577

Transfer and dividend disbursing agent fees	90,152

Legal and accounting services	32,888

Printing and postage	19,395

Registration fees	24,636

Miscellaneous	5,628

Total expenses	$184,008

Deduct —

Allocation of expenses to affiliate	$26,741

Total expense reductions	$26,741

Net expenses	$157,267

Net investment income	$269,555

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $143,608)	$(11,913,574)

Financial futures contracts	536,095

Foreign currency transactions	(849,246)

Forward foreign currency exchange contracts	(310,341)

Net realized loss	$(12,537,066)

Change in unrealized appreciation (depreciation) —

Investments (including net decrease in accrued foreign capital gains taxes of $250,922)	$(20,612,772)

Financial futures contracts	35,289

Foreign currency	490,133

Forward foreign currency exchange contracts	477,388

Net change in unrealized appreciation (depreciation)	$(19,609,962)

Net realized and unrealized loss	$(32,147,028)

Net decrease in net assets from operations	$(31,877,473)

6	See Notes to Financial Statements.

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$269,555	$1,997,733

Net realized gain (loss)	(12,537,066)	1,060,710

Net change in unrealized appreciation (depreciation)	(19,609,962)	9,020,909

Net increase (decrease) in net assets from operations	$(31,877,473)	$12,079,352

Distributions to shareholders —

Class A	$(41,078)	$(70,354)

Class I	(3,606,777)	(4,496,906)

Total distributions to shareholders	$(3,647,855)	$(4,567,260)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$248,304	$239,976

Class I	27,554,048	43,697,479

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	41,078	70,344

Class I	3,599,833	4,494,384

Cost of shares redeemed

Class A	(718,692)	(745,871)

Class I	(39,234,822)	(38,556,372)

Net increase (decrease) in net assets from Fund share transactions	$(8,510,251)	$9,199,940

Net increase (decrease) in net assets	$(44,035,579)	$16,712,032

Net Assets

At beginning of period	$178,796,725	$162,084,693

At end of period	$134,761,146	$178,796,725

7	See Notes to Financial Statements.

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2020

Financial Highlights

	Class A

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,					Period Ended October 31, 2015(1)
			2019		2018	2017	2016

Net asset value — Beginning of period	$10.100		$9.700		$10.950	$8.850	$8.570	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.002		$0.091		$0.068	$0.057	$0.045	$0.120

Net realized and unrealized gain (loss)	(1.731)		0.571		(1.318)	2.072	0.403	(1.541)

Total income (loss) from operations	$(1.729)		$0.662		$(1.250)	$2.129	$0.448	$(1.421)

Less Distributions

From net investment income	$(0.181)		$(0.262)		$—	$(0.029)	$(0.168)	$(0.009)

Total distributions	$(0.181)		$(0.262)		$—	$(0.029)	$(0.168)	$(0.009)

Net asset value — End of period	$8.190		$10.100		$9.700	$10.950	$8.850	$8.570

Total Return(3)(4)	(17.50	)%(5)	7.05%		(11.42)%	24.15%	5.42%	(14.22	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,575		$2,328		$2,657	$1,453	$19,599	$18,836

Ratios (as a percentage of average daily net assets):(6)

Expenses(4)(7)	1.65	%(8)	1.66	%(9)	1.65%	1.65%	1.65%	1.65	%(8)

Net investment income	0.05	%(8)	0.91%		0.62%	0.62%	0.55%	1.31	%(8)

Portfolio Turnover of the Portfolio	24	%(5)	43%		39%	32%	40%	27	%(10)

(1)	For the period from the start of business, November 3, 2014, to October 31, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser reimbursed certain operating expenses (equal to 0.03%, 0.07%, 0.02%, 0.07%, 0.09% and 0.16% of average daily net assets for the six months ended April 30, 2020, the years ended October 31, 2019, 2018, 2017 and 2016 and the period ended October 31, 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Includes interest expense of 0.01% of average daily net assets for the year ended October 31, 2019.

(10)	For the Portfolio’s year ended October 31, 2015.

8	See Notes to Financial Statements.

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2020

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,					Period Ended October 31, 2015(1)
			2019		2018	2017	2016

Net asset value — Beginning of period	$10.150		$9.740		$10.980	$8.870	$8.590	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.015		$0.117		$0.092	$0.098	$0.068	$0.147

Net realized and unrealized gain (loss)	(1.726)		0.572		(1.332)	2.063	0.400	(1.546)

Total income (loss) from operations	$(1.711)		$0.689		$(1.240)	$2.161	$0.468	$(1.399)

Less Distributions

From net investment income	$(0.209)		$(0.279)		$—	$(0.051)	$(0.188)	$(0.011)

Total distributions	$(0.209)		$(0.279)		$—	$(0.051)	$(0.188)	$(0.011)

Net asset value — End of period	$8.230		$10.150		$9.740	$10.980	$8.870	$8.590

Total Return(3)(4)	(17.30	)%(5)	7.31%		(11.29)%	24.52%	5.67%	(14.00	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$133,187		$176,468		$159,428	$163,116	$104,170	$95,068

Ratios (as a percentage of average daily net assets):(6)

Expenses(4)(7)	1.40	%(8)	1.41	%(9)	1.40%	1.40%	1.40%	1.40	%(8)

Net investment income	0.32	%(8)	1.17%		0.82%	1.00%	0.82%	1.61	%(8)

Portfolio Turnover of the Portfolio	24	%(5)	43%		39%	32%	40%	27	%(10)

(1)	For the period from the start of business, November 3, 2014, to October 31, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser reimbursed certain operating expenses (equal to 0.03%, 0.07%, 0.02%, 0.07%, 0.09% and 0.16% of average daily net assets for the six months ended April 30, 2020, the years ended October 31, 2019, 2018, 2017 and 2016 and the period ended October 31, 2015, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Includes interest expense of 0.01% of average daily net assets for the year ended October 31, 2019.

(10)	For the Portfolio’s year ended October 31, 2015.

9	See Notes to Financial Statements.

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Emerging and Frontier Countries Equity Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests substantially all of its investable assets in interests in Global Macro Capital Opportunities Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at April 30, 2020). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of April 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

10

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $11,943,058 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2019, $11,943,058 are short-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2020, the Fund incurred no investment adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses) exceed 1.65% and 1.40% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after February 28, 2021. Pursuant to this agreement, EVM was allocated $26,741 of the Fund’s operating expenses for the six months ended April 30, 2020.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2020, EVM earned $1,424 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $373 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2020. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2020 amounted to $2,482 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2020, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2020, increases and decreases in the Fund’s investment in the Portfolio aggregated $13,260,873 and $24,277,288, respectively.

11

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	29,804	24,449

Issued to shareholders electing to receive payments of distributions in Fund shares	3,945	7,540

Redemptions	(72,090)	(75,408)

Net decrease	(38,341)	(43,419)

Class I	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	2,915,188	4,409,846

Issued to shareholders electing to receive payments of distributions in Fund shares	344,812	480,169

Redemptions	(4,448,899)	(3,875,730)

Net increase (decrease)	(1,188,899)	1,014,285

12

Global Macro Capital Opportunities Portfolio

April 30, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 83.8%
Security	Shares	Value

Belgium — 0.2%

Titan Cement International SA(1)	15,000	$207,516

		$207,516

Brazil — 0.3%

Banco Bradesco SA	11,500	$37,136

Banco Bradesco SA, PFC Shares	36,496	128,524

Cia Brasileira de Distribuicao	7,800	94,984

Cogna Educacao	61,300	62,451

Localiza Rent a Car SA	1,210	7,608

Lojas Renner SA	2,410	17,014

Suzano SA(1)	2,491	18,053

Ultrapar Participacoes SA	12,900	34,397

		$400,167

China — 15.7%

58.com, Inc. ADR(1)	1,900	$98,705

AAC Technologies Holdings, Inc.	12,500	59,120

Alibaba Group Holding, Ltd. ADR(1)	19,654	3,983,276

Anhui Conch Cement Co., Ltd., Class H	24,000	189,249

ANTA Sports Products, Ltd.	17,000	144,773

Autohome, Inc. ADR	1,200	98,580

Baidu, Inc. ADR(1)	3,980	401,701

Brilliance China Automotive Holdings, Ltd.	56,000	51,813

BYD Co., Ltd., Class H	14,500	90,173

CGN Power Co., Ltd., Class H(2)	155,000	38,990

China Cinda Asset Management Co., Ltd., Class H	147,000	28,491

China Communications Construction Co., Ltd., Class H	78,000	52,427

China Conch Venture Holdings, Ltd.	31,500	150,613

China Construction Bank Corp., Class H	1,202,000	964,801

China Everbright International, Ltd.	82,222	47,549

China Evergrande Group	40,000	71,109

China Galaxy Securities Co., Ltd., Class H	59,500	30,214

China Gas Holdings, Ltd.	23,600	85,874

China Life Insurance Co., Ltd., Class H	109,000	232,464

China Mengniu Dairy Co., Ltd.	47,000	166,432

China Merchants Port Holdings Co., Ltd.	24,160	31,095

China Mobile, Ltd.	90,000	723,515

China National Building Material Co., Ltd., Class H	88,000	109,925

China Overseas Land & Investment, Ltd.	60,000	221,637

China Pacific Insurance (Group) Co., Ltd., Class H	42,200	139,616

China Petroleum & Chemical Corp., Class H	382,000	190,394

China Resources Beer Holdings Co., Ltd.	26,000	122,455

China Resources Gas Group, Ltd.	20,000	112,407

China Resources Land, Ltd.	47,777	197,424

Security	Shares	Value

China (continued)

China Resources Power Holdings Co., Ltd.	34,000	$40,271

China Shenhua Energy Co., Ltd., Class H	56,000	99,209

China State Construction International Holdings, Ltd.	42,000	32,563

China Taiping Insurance Holdings Co., Ltd.	31,400	52,940

China Telecom Corp., Ltd., Class H	234,000	80,824

China Tower Corp., Ltd., Class H(2)	716,000	159,342

China Unicom (Hong Kong), Ltd.	98,000	63,380

China Vanke Co., Ltd., Class H	26,700	89,732

CITIC Securities Co., Ltd., Class H	39,500	75,662

CITIC, Ltd.	75,000	77,895

CNOOC, Ltd.	261,000	288,567

Country Garden Holdings Co., Ltd.	129,000	167,103

Country Garden Services Holdings Co., Ltd.	14,827	68,503

CRRC Corp., Ltd., Class H	79,750	42,216

CSPC Pharmaceutical Group, Ltd.	84,000	166,296

ENN Energy Holdings, Ltd.	14,000	157,815

Geely Automobile Holdings, Ltd.	80,000	124,442

GF Securities Co., Ltd., Class H	24,600	26,694

Great Wall Motor Co., Ltd., Class H	53,500	35,768

Guangdong Investment, Ltd.	48,000	99,766

Guangzhou Automobile Group Co., Ltd., Class H	74,400	66,760

Haier Electronics Group Co., Ltd.	30,000	82,623

Hengan International Group Co., Ltd.	12,500	111,162

Huazhu Group, Ltd. ADR	2,800	100,828

Industrial & Commercial Bank of China, Ltd., Class H	922,000	618,209

JD.com, Inc. ADR(1)	10,624	457,894

Lenovo Group, Ltd.	160,000	86,432

Li Ning Co., Ltd.	37,000	116,827

Longfor Group Holdings, Ltd.(2)	33,000	167,773

Meituan Dianping, Class B(1)	16,900	226,276

Momo, Inc. ADR	3,100	74,648

NetEase, Inc. ADR	1,181	407,398

New China Life Insurance Co., Ltd., Class H	16,000	55,435

New Oriental Education & Technology Group, Inc. ADR(1)	2,174	277,533

People’s Insurance Co. Group of China, Ltd. (The), Class H	129,000	42,219

PetroChina Co., Ltd., Class H	320,000	114,941

PICC Property & Casualty Co., Ltd., Class H	114,000	109,092

Pinduoduo, Inc. ADR(1)	3,600	170,784

Ping An Insurance (Group) Co. of China, Ltd., Class H	77,000	783,572

Semiconductor Manufacturing International Corp.(1)	67,500	126,694

Shenzhou International Group Holdings, Ltd.	12,000	138,500

Shimao Property Holdings, Ltd.	27,000	109,752

Sino Biopharmaceutical, Ltd.	135,000	196,776

Sinopharm Group Co., Ltd., Class H	22,400	60,398

Sunac China Holdings, Ltd.	32,000	143,144

Sunny Optical Technology Group Co., Ltd.	12,000	167,106

13	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)

TAL Education Group ADR(1)	6,148	$333,160

Tencent Holdings, Ltd.	77,000	4,047,846

Tencent Music Entertainment Group ADR(1)	13,500	154,035

Trip.com Group, Ltd. ADR(1)	6,700	172,592

Vipshop Holdings, Ltd. ADR(1)	9,598	152,896

Want Want China Holdings, Ltd.	103,000	73,412

Wuxi Biologics Cayman, Inc.(1)(2)	10,500	163,447

Xiaomi Corp., Class B(1)(2)	133,600	175,229

Yum China Holdings, Inc.	5,500	266,530

ZTO Express Cayman, Inc. ADR	5,800	172,608

		$21,508,341

Cyprus — 0.9%

Bank of Cyprus Holdings PLC(1)(3)	1,534,390	$1,106,759

Bank of Cyprus Holdings PLC(1)(3)	182,200	137,028

		$1,243,787

Egypt — 1.0%

Commercial International Bank Egypt SAE	123,000	$500,781

Credit Agricole Egypt SAE	69,700	124,019

Eastern Co. SAE	196,600	149,785

Egypt Kuwait Holding Co. SAE	127,600	128,903

Egyptian Financial Group-Hermes Holding Co.	142,400	102,613

ElSewedy Electric Co.	184,300	104,119

Juhayna Food Industries	165,400	78,443

Talaat Moustafa Group	365,500	132,637

Telecom Egypt	118,800	81,515

		$1,402,815

Georgia — 3.5%

Bank of Georgia Group PLC	178,860	$2,244,955

Georgia Capital PLC(1)	16,200	85,526

TBC Bank Group PLC	234,386	2,406,426

		$4,736,907

Greece — 3.9%

Aegean Airlines SA	11,700	$75,561

Alpha Bank AE(1)	506,000	369,494

Athens Water Supply & Sewage Co. SA	15,500	115,022

Eurobank Ergasias Services and Holdings SA(1)	945,700	381,997

GEK Terna Holding Real Estate Construction SA(1)	26,400	168,534

Hellenic Exchanges - Athens Stock Exchange SA(1)	20,900	77,898

Hellenic Telecommunications Organization SA	87,400	1,154,684

Holding Co. ADMIE IPTO SA	42,300	94,888

Security	Shares	Value

Greece (continued)

JUMBO SA	39,600	$619,736

LAMDA Development SA(1)	22,524	148,046

Motor Oil (Hellas) Corinth Refineries SA	22,200	328,935

Mytilineos SA	36,400	271,432

National Bank of Greece SA(1)	199,900	271,079

OPAP SA	75,007	671,861

Piraeus Bank SA(1)	103,400	138,010

Piraeus Port Authority SA	2,700	50,613

Public Power Corp. SA(1)	38,000	110,424

Sarantis SA	11,500	98,482

Terna Energy SA	16,600	155,027

		$5,301,723

India — 4.7%

Adani Ports and Special Economic Zone, Ltd.	1,003	$3,858

Asian Paints, Ltd.	4,890	114,313

Avenue Supermarts, Ltd.(1)(2)	2,445	75,905

Axis Bank, Ltd.	32,434	189,132

Bajaj Auto, Ltd.	1,548	53,842

Bajaj Finance, Ltd.	2,852	87,198

Bajaj Finserv, Ltd.	652	43,769

Bandhan Bank, Ltd.(2)	7,986	27,546

Bharat Petroleum Corp., Ltd.	11,979	58,898

Bharti Airtel, Ltd.(1)	34,127	232,522

Britannia Industries, Ltd.	1,222	51,053

Coal India, Ltd.	24,017	47,058

Dabur India, Ltd.	9,942	64,410

Dr. Reddy’s Laboratories, Ltd.	2,037	105,369

Eicher Motors, Ltd.	244	47,195

GAIL (India), Ltd.	32,278	40,480

Godrej Consumer Products, Ltd.	6,846	49,111

Grasim Industries, Ltd.	5,705	38,095

Havells India, Ltd.	5,216	38,841

HCL Technologies, Ltd.	18,300	131,596

HDFC Life Insurance Co., Ltd.(1)(2)	9,208	60,760

Hero MotoCorp, Ltd.	1,793	50,819

Hindalco Industries, Ltd.	22,328	37,813

Hindustan Petroleum Corp., Ltd.	15,400	44,751

Hindustan Unilever, Ltd.	10,105	293,929

Housing Development Finance Corp., Ltd.	24,928	630,598

ICICI Bank, Ltd.	75,622	376,938

ICICI Lombard General Insurance Co., Ltd.(2)	3,586	60,464

ICICI Prudential Life Insurance Co., Ltd.(2)	8,900	48,372

Indian Oil Corp., Ltd.	36,214	40,348

Infosys, Ltd.	53,225	497,188

ITC, Ltd.	56,188	134,624

14	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

India (continued)

JSW Steel, Ltd.	17,195	$40,915

Larsen & Toubro, Ltd.	7,945	94,255

Lupin, Ltd.	5,700	62,745

Mahindra & Mahindra, Ltd.	12,957	62,665

Maruti Suzuki India, Ltd.	1,711	121,109

Nestle India, Ltd.	407	96,403

NTPC, Ltd.	44,820	56,683

Oil & Natural Gas Corp., Ltd.	45,390	47,942

Power Grid Corporation of India, Ltd.	32,679	70,409

Reliance Industries, Ltd.	43,516	844,928

SBI Life Insurance Co., Ltd.(1)(2)	6,438	61,812

Shree Cement, Ltd.	163	42,218

Shriram Transport Finance Co., Ltd.	3,423	35,517

State Bank of India(1)	29,826	74,524

Sun Pharmaceutical Industries, Ltd.	14,669	89,764

Tata Consultancy Services, Ltd.	14,144	375,373

Tata Motors, Ltd.(1)	29,419	35,813

Tech Mahindra, Ltd.	8,400	60,380

Titan Co., Ltd.	5,542	70,709

UltraTech Cement, Ltd.	1,793	83,410

United Spirits, Ltd.(1)	6,031	42,865

UPL, Ltd.	10,227	55,643

Vedanta, Ltd.	34,552	39,938

Wipro, Ltd.	21,339	54,233

Zee Entertainment Enterprises, Ltd.	16,100	33,796

		$6,430,844

Indonesia — 1.4%

Astra International Tbk PT	531,000	$135,812

Bank Central Asia Tbk PT	244,700	423,867

Bank Mandiri Persero Tbk PT	489,700	145,569

Bank Negara Indonesia Persero Tbk PT	212,400	57,963

Bank Rakyat Indonesia Persero Tbk PT	1,370,100	249,204

Barito Pacific Tbk PT(1)	844,800	81,800

Charoen Pokphand Indonesia Tbk PT	211,100	64,912

Gudang Garam Tbk PT	16,300	49,549

Indocement Tunggal Prakarsa Tbk PT	55,900	43,387

Indofood CBP Sukses Makmur Tbk PT	77,000	50,947

Indofood Sukses Makmur Tbk PT	136,100	59,382

Kalbe Farma Tbk PT	670,700	64,792

Semen Indonesia Persero Tbk PT	88,500	46,977

Telekomunikasi Indonesia Persero Tbk PT	1,271,500	292,384

Unilever Indonesia Tbk PT	217,000	120,326

United Tractors Tbk PT	50,300	54,861

		$1,941,732

Security	Shares	Value

Kuwait — 6.4%

Agility Public Warehousing Co. KSC	402,909	$833,886

Boubyan Bank KSCP	342,479	551,104

Boubyan Petrochemicals Co. KSCP	164,000	265,470

Kuwait Finance House KSCP	1,333,575	2,556,066

Mabanee Co. SAK	211,829	432,102

Mobile Telecommunications Co.	892,083	1,524,389

National Bank of Kuwait SAK	1,076,943	2,582,348

		$8,745,365

Mauritius — 0.8%

MCB Group, Ltd.	203,908	$1,036,078

		$1,036,078

Peru — 1.4%

Alicorp SAA(1)	177,100	$359,919

Cementos Pacasmayo SAA	160,708	192,821

Engie Energia Peru SA	95,400	166,749

Ferreycorp SAA	1,054,100	359,121

Grana y Montero SAA ADR(1)	103,800	186,840

InRetail Peru Corp.(2)	10,160	314,960

Union Andina de Cementos SAA	322,930	110,019

Volcan Cia Minera SAA, Class B(1)	2,601,649	222,745

		$1,913,174

Serbia — 4.5%

Energoprojekt Holding AD Beograd(1)	74,772	$314,324

Komercijalna Banka AD Beograd(1)	131,568	3,013,543

Metalac AD(1)	67,357	1,109,144

NIS AD Novi Sad	361,854	1,779,919

		$6,216,930

Singapore — 0.8%

Yoma Strategic Holdings, Ltd.(1)	8,240,033	$1,150,081

		$1,150,081

South Korea — 12.9%

AMOREPACIFIC Corp.	1,035	$149,919

Celltrion Healthcare Co., Ltd.(1)	1,864	129,195

Celltrion, Inc.(1)	2,629	454,386

Coway Co., Ltd.(1)	2,500	126,704

E-MART, Inc.	830	81,789

Hana Financial Group, Inc.	11,229	256,336

HLB, Inc.(1)	1,311	102,795

Hotel Shilla Co., Ltd.	1,568	109,629

15	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)

Hyundai Engineering & Construction Co., Ltd.	4,244	$123,030

Hyundai Heavy Industries Holdings Co., Ltd.	540	107,818

Hyundai Mobis Co., Ltd.	2,240	316,692

Hyundai Motor Co.	4,968	383,989

Hyundai Motor Co., Second PFC Shares	1,868	90,223

Kakao Corp.	1,631	246,475

Kangwon Land, Inc.	5,568	115,075

KB Financial Group, Inc.	12,727	364,136

Kia Motors Corp.	9,714	237,261

Korea Electric Power Corp.(1)	8,936	174,651

Korea Investment Holdings Co., Ltd.	2,414	99,943

Korea Shipbuilding & Offshore Engineering Co., Ltd.(1)	1,652	112,060

Korea Zinc Co., Ltd.	357	113,467

KT&G Corp.	4,303	287,300

LG Chem, Ltd.	1,528	474,770

LG Corp.	3,522	179,215

LG Display Co., Ltd.(1)	10,343	93,838

LG Electronics, Inc.	4,150	186,771

LG Household & Health Care, Ltd.	284	322,055

LG Uplus Corp.	10,402	114,225

Lotte Chemical Corp.	660	117,286

Mirae Asset Daewoo Co., Ltd.	22,054	101,669

Naver Corp.	4,057	657,764

NCsoft Corp.	457	242,141

Netmarble Corp.(1)(2)	1,056	82,987

Orion Corp. of Republic of Korea	978	100,193

POSCO	2,637	398,465

S-Oil Corp.	2,125	122,007

Samsung Biologics Co., Ltd.(1)(2)	522	249,350

Samsung C&T Corp.	2,968	259,891

Samsung Electro-Mechanics Co., Ltd.	2,007	187,636

Samsung Electronics Co., Ltd.	136,770	5,623,644

Samsung Electronics Co., Ltd., PFC Shares	24,522	850,070

Samsung Fire & Marine Insurance Co., Ltd.	1,143	179,259

Samsung Life Insurance Co., Ltd.	2,939	119,190

Samsung SDI Co., Ltd.	1,673	395,223

Samsung SDS Co., Ltd.	1,208	161,151

Shinhan Financial Group Co., Ltd.	15,151	384,116

SK Holdings Co., Ltd.	1,290	192,553

SK Hynix, Inc.	16,246	1,118,010

SK Innovation Co., Ltd.	2,192	176,828

SK Telecom Co., Ltd.	834	144,952

Woori Financial Group, Inc.	21,225	146,992

Yuhan Corp.	1,935	75,176

		$17,640,300

Security	Shares	Value

Sri Lanka — 0.3%

Hatton National Bank PLC (Non-Voting)(4)	40,429	$20,260

Hayleys PLC(1)	31,962	19,195

Softlogic Life Insurance PLC(1)	2,152,000	324,394

		$363,849

Taiwan — 12.8%

Accton Technology Corp.	21,000	$152,230

Advantech Co., Ltd.	11,699	110,653

ASE Technology Holding Co., Ltd.	112,358	250,301

Asia Cement Corp.	72,000	105,775

Asustek Computer, Inc.	24,000	162,231

Catcher Technology Co., Ltd.	20,000	151,490

Cathay Financial Holding Co., Ltd.	231,087	308,344

Chailease Holding Co., Ltd.	41,000	155,774

Chang Hwa Commercial Bank, Ltd.	190,000	124,246

China Development Financial Holding Corp.	466,000	140,997

China Steel Corp.	361,000	241,786

Chunghwa Telecom Co., Ltd.	107,000	393,268

Compal Electronics, Inc.(1)	163,000	103,911

CTBC Financial Holding Co., Ltd.	587,000	391,172

Delta Electronics, Inc.	58,680	273,696

E.Sun Financial Holding Co., Ltd.	323,000	293,475

Far Eastern New Century Corp.	129,700	112,627

Far EasTone Telecommunications Co., Ltd.	53,000	118,046

First Financial Holding Co., Ltd.	319,000	234,935

Formosa Chemicals & Fibre Corp.	106,000	268,500

Formosa Petrochemical Corp.	40,000	120,013

Formosa Plastics Corp.	135,000	396,258

Fubon Financial Holding Co., Ltd.	203,000	287,038

Globalwafers Co., Ltd.(1)	8,000	101,816

Hon Hai Precision Industry Co., Ltd.	344,508	885,374

Hotai Motor Co., Ltd.	10,000	184,631

Hua Nan Financial Holdings Co., Ltd.	260,000	168,891

Largan Precision Co., Ltd.	3,000	408,941

Lite-On Technology Corp.	71,000	110,330

MediaTek, Inc.(1)	40,000	552,337

Mega Financial Holding Co., Ltd.	323,000	324,915

Nan Ya Plastics Corp.	163,000	360,598

Nanya Technology Corp.	42,000	90,156

Novatek Microelectronics Corp., Ltd.(1)	21,000	130,598

Pegatron Corp.	67,000	146,992

President Chain Store Corp.	19,000	196,474

Quanta Computer, Inc.	80,000	172,853

Realtek Semiconductor Corp.	18,000	154,140

Shanghai Commercial & Savings Bank, Ltd. (The)	102,606	151,097

Shin Kong Financial Holding Co., Ltd.	418,914	119,259

16	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)

SinoPac Financial Holdings Co., Ltd.	362,000	$147,339

Taishin Financial Holding Co., Ltd.	349,000	148,441

Taiwan Cement Corp.	148,867	214,782

Taiwan Cooperative Financial Holding Co., Ltd.	285,000	191,381

Taiwan Mobile Co., Ltd.	53,000	190,965

Taiwan Semiconductor Manufacturing Co., Ltd.	648,000	6,536,892

Uni-President Enterprises Corp.	135,960	316,567

United Microelectronics Corp.	351,000	181,595

Win Semiconductors Corp.	11,000	98,335

Yageo Corp.	9,000	116,445

Yuanta Financial Holding Co., Ltd.	322,675	183,918

		$17,482,828

Vietnam — 12.3%

FPT Corp.	592,109	$1,373,711

Ho Chi Minh City Development Joint Stock Commercial Bank(1)	240,700	212,758

Ho Chi Minh City Infrastructure Investment JSC(1)	262,900	221,581

Hoa Phat Group JSC(1)	1,333,182	1,221,042

Imexpharm Pharmaceutical JSC	37,445	91,491

Masan Group Corp.(1)	548,450	1,374,896

Military Commercial Joint Stock Bank(1)	1,977,440	1,440,436

Mobile World Investment Corp.	53,333	185,587

No Va Land Investment Group Corp.(1)	266,190	604,742

PetroVietnam Gas JSC	84,800	229,812

PetroVietnam Power Corp.(1)	704,100	315,814

Phat Dat Real Estate Development Corp.	241,613	276,414

Phu Nhuan Jewelry JSC	565,090	1,468,452

Refrigeration Electrical Engineering Corp.	143,700	184,187

Saigon Beer Alcohol Beverage Corp.	60,300	416,676

SSI Securities Corp.	529,226	294,349

Van Phu - Invest Investment JSC	140,000	252,088

Viet Capital Securities JSC	282,825	213,348

Vietnam Dairy Products JSC	370,408	1,566,559

Vietnam Electrical Equipment JSC(1)	369,740	245,852

Vietnam National Petroleum Group	125,200	215,284

Vietnam Prosperity JSC Bank(1)	1,755,487	1,546,396

Vietnam Technological & Commercial Joint Stock Bank(1)	1,608,600	1,263,591

Vingroup JSC(1)	399,041	1,565,992

		$16,781,058

Total Common Stocks (identified cost $117,427,585)		$114,503,495

Foreign Government Bonds — 3.2%
Security	Principal Amount (000’s omitted)	Value

Ukraine — 3.2%

Ukraine Government International Bond, 0.00%, GDP-Linked, 5/31/40(2)(5)(6)	$5,813	$4,324,971

		$4,324,971

Total Foreign Government Bonds (identified cost $5,319,972)		$4,324,971

Rights — 0.0%(7)
Security	Shares	Value

South Korea — 0.0%(7)

HLB, Inc. Exp. 5/29/20(1)	130	$1,846

		$1,846

Total Rights (identified cost $0)		$1,846

Short-Term Investments — 10.6%

U.S. Treasury Obligations — 1.1%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 6/11/20	$1,500	$1,499,842

Total U.S. Treasury Obligations (identified cost $1,499,852)		$1,499,842

Other — 9.5%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.47%(8)	13,007,071	$13,007,071

Total Other (identified cost $13,004,898)		$13,007,071

Total Short-Term Investments (identified cost $14,504,750)		$14,506,913

Total Investments — 97.6% (identified cost $137,252,307)		$133,337,225

Other Assets, Less Liabilities — 2.4%		$3,259,508

Net Assets — 100.0%		$136,596,733

17	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $6,011,908 or 4.4% of the Portfolio’s net assets.

(3)	Securities are traded on separate exchanges for the same entity.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities is $4,324,971 or 3.2% of the Portfolio’s net assets.

(6)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(7)	Amount is less than 0.05%.
(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Financials	24.8%	$33,922,421

Information Technology	16.4	22,427,950

Consumer Discretionary	9.9	13,559,427

Communication Services	8.7	11,820,087

Consumer Staples	5.5	7,535,884

Materials	4.4	5,981,939

Real Estate	4.2	5,729,768

Industrials	3.6	4,944,316

Energy	3.4	4,609,282

Foreign Government Bonds	3.2	4,324,971

Utilities	1.5	2,065,082

Health Care	1.4	1,909,185

Short-Term Investments	10.6	14,506,913

Total Investments	97.6%	$133,337,225

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	7,535,692	EUR	6,854,555	7/6/20	$14,603

USD	5,089,127	EUR	4,629,131	7/6/20	9,862

USD	2,971,034	EUR	2,702,488	7/6/20	5,757

					$30,222

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	1,440,000	USD	1,575,428	UBS AG	5/5/20	$2,595	$—

EUR	1,010,000	USD	1,104,987	UBS AG	5/5/20	1,821	—

EUR	210,000	USD	229,750	UBS AG	5/5/20	379	—

USD	228,123	EUR	210,000	UBS AG	5/5/20	—	(2,006)

USD	1,097,161	EUR	1,010,000	UBS AG	5/5/20	—	(9,647)

USD	1,564,269	EUR	1,440,000	UBS AG	5/5/20	—	(13,754)

EUR	1,440,000	USD	1,565,158	UBS AG	6/2/20	13,708	—

EUR	1,010,000	USD	1,097,784	UBS AG	6/2/20	9,615	—

EUR	210,000	USD	228,252	UBS AG	6/2/20	1,999	—

						$30,117	$(25,407)

18	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures

MSCI Emerging Markets Index	162	Long	6/19/20	$7,337,790	$225,185

					$225,185

Abbreviations:

ADR	–	American Depositary Receipt

GDP	–	Gross Domestic Product

PFC Shares	–	Preference Shares

Currency Abbreviations:

EUR	–	Euro

USD	–	United States Dollar

19	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Unaffiliated investments, at value (identified cost, $124,247,409)	$120,330,154

Affiliated investment, at value (identified cost, $13,004,898)	13,007,071

Cash	948,710

Deposits for derivatives collateral —

Financial futures contracts	891,000

Centrally cleared derivatives	900,946

Foreign currency, at value (identified cost, $957,567)	957,807

Dividends receivable	272,495

Dividends receivable from affiliated investment	6,122

Receivable for open forward foreign currency exchange contracts	30,117

Tax reclaims receivable	13,052

Other assets	25,591

Total assets	$137,383,065

Liabilities

Payable for variation margin on open financial futures contracts	$157,145

Payable for variation margin on open centrally cleared derivatives	120,588

Payable for open forward foreign currency exchange contracts	25,407

Payable to affiliates:

Investment adviser fee	114,597

Trustees’ fees	812

Accrued expenses	367,783

Total liabilities	$786,332

Net Assets applicable to investors’ interest in Portfolio	$136,596,733

20	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Dividends (net of foreign taxes, $87,424)	$1,379,029

Dividends from affiliated investment	60,702

Interest (net of foreign taxes, $17)	23,409

Total investment income	$1,463,140

Expenses

Investment adviser fee	$851,143

Trustees’ fees and expenses	4,805

Custodian fee	135,273

Legal and accounting services	36,291

Miscellaneous	8,805

Total expenses	$1,036,317

Net investment income	$426,823

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $143,608)	$(11,905,819)

Investment transactions — affiliated investment	(7,828)

Financial futures contracts	536,099

Foreign currency transactions	(849,250)

Forward foreign currency exchange contracts	(310,343)

Net realized loss	$(12,537,141)

Change in unrealized appreciation (depreciation) —

Investments (including net decrease in accrued foreign capital gains taxes of $250,924)	$(20,614,547)

Investments — affiliated investment	1,655

Financial futures contracts	35,290

Foreign currency	490,135

Forward foreign currency exchange contracts	477,390

Net change in unrealized appreciation (depreciation)	$(19,610,077)

Net realized and unrealized loss	$(32,147,218)

Net decrease in net assets from operations	$(31,720,395)

21	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$426,823	$2,211,320

Net realized gain (loss)	(12,537,141)	1,060,712

Net change in unrealized appreciation (depreciation)	(19,610,077)	9,020,967

Net increase (decrease) in net assets from operations	$(31,720,395)	$12,292,999

Capital transactions —

Contributions	$13,260,873	$23,681,199

Withdrawals	(24,277,288)	(18,809,164)

Net increase (decrease) in net assets from capital transactions	$(11,016,415)	$4,872,035

Net increase (decrease) in net assets	$(42,736,810)	$17,165,034

Net Assets

At beginning of period	$179,333,543	$162,168,509

At end of period	$136,596,733	$179,333,543

22	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2020

Financial Highlights

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2019		2018	2017	2016	2015

Ratios (as a percentage of average daily net assets):

Expenses(1)	1.22	%(2)	1.29	%(3)	1.25%	1.29%	1.30%	1.32%

Net investment income	0.50	%(2)	1.29%		0.97%	1.10%	0.92%	1.61%

Portfolio Turnover	24	%(4)	43%		39%	32%	40%	27%

Total Return	(17.32	)%(4)	7.44%		(11.06)%	24.59%	5.75%	(14.05)%

Net assets, end of period (000’s omitted)	$136,597		$179,334		$162,169	$164,303	$124,168	$113,782

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Includes interest expense of 0.01% of average daily net assets for the year ended October 31, 2019.

(4)	Not annualized.

23	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Capital Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2020, Eaton Vance Emerging and Frontier Countries Equity Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

24

Global Macro Capital Opportunities Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of April 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

25

Global Macro Capital Opportunities Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2020, the Portfolio’s investment adviser fee amounted to $851,143 or 1.00% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $36,892,886 and $56,063,212, respectively, for the six months ended April 30, 2020.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$137,755,551

Gross unrealized appreciation	$18,644,218

Gross unrealized depreciation	(22,802,427)

Net unrealized depreciation	$(4,158,209)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2020 is included in the Portfolio of Investments. At April 30, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $25,407. At April 30, 2020, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may,

26

Global Macro Capital Opportunities Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2020 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Equity Price		Foreign Exchange	Total

Not applicable	$225,185	*	$30,222 *	$255,407

Receivable for open forward foreign currency exchange contracts	—		30,117	30,117

Total Asset Derivatives	$225,185		$60,339	$285,524

Derivatives not subject to master netting or similar agreements	$225,185		$30,222	$255,407

Total Asset Derivatives subject to master netting or similar agreements	$—		$30,117	$30,117

Payable for open forward foreign currency exchange contracts	$—		$(25,407)	$(25,407)

Total Liability Derivatives subject to master netting or similar agreements	$—		$(25,407)	$(25,407)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives are reported within the Statement of Assets and Liabilities as Payable for variation margin on open financial futures contracts and centrally cleared derivatives.

27

Global Macro Capital Opportunities Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2020.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

UBS AG	$30,117	$(25,407)	$—	$—	$4,710

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

UBS AG	$(25,407)	$25,407	$—	$—	$—

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2020 was as follows:

Statement of Operations Caption	Equity Price	Foreign Exchange	Total

Net realized gain (loss) —

Investment transactions	$—	$(40,663)	$(40,663)

Financial futures contracts	536,099	—	536,099

Forward foreign currency exchange contracts	—	(310,343)	(310,343)

Total	$536,099	$(351,006)	$185,093

Change in unrealized appreciation (depreciation) —

Financial futures contracts	$35,290	$—	$35,290

Forward foreign currency exchange contracts	—	477,390	477,390

Total	$35,290	$477,390	$512,680

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2020, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Forward Foreign Currency Exchange Contracts*

$7,190,000	$39,536,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

28

Global Macro Capital Opportunities Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

The average principal amount of purchased currency options contracts outstanding during the six months ended April 30, 2020, which is indicative of the volume of this derivative type, was approximately $3,074,000.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2020.

7  Investments in Affiliated Funds

At April 30, 2020, the value of the Portfolio’s investment in affiliated funds was $13,007,071, which represents 9.5% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$5,701,355	$53,112,516	$(45,800,627)	$(7,828)	$1,655	$13,007,071	$60,702	13,007,071

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

29

Global Macro Capital Opportunities Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

At April 30, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Common Stocks

Asia/Pacific	$7,323,168	$75,955,605	$20,260	$83,299,033

Developed Europe	—	207,516	—	207,516

Emerging Europe	—	17,499,347	—	17,499,347

Latin America	2,313,341	—	—	2,313,341

Middle East/Africa	—	11,184,258	—	11,184,258

Total Common Stocks	$9,636,509	$104,846,726 **	$20,260	$114,503,495

Foreign Government Bonds	$—	$4,324,971	$—	$4,324,971

Rights	1,846	—	—	1,846

Short-Term Investments —

U.S. Treasury Obligations	—	1,499,842	—	1,499,842

Other	—	13,007,071	—	13,007,071

Total Investments	$9,638,355	$123,678,610	$20,260	$133,337,225

Forward Foreign Currency Exchange Contracts	$—	$60,339	$—	$60,339

Futures Contracts	225,185	—	—	225,185

Total	$9,863,540	$123,738,949	$20,260	$133,622,749

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(25,407)	$—	$(25,407)

Total	$—	$(25,407)	$—	$(25,407)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2020 is not presented.

9  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

30

Global Macro Capital Opportunities Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Portfolio’s investments.

31

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

[1]

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

32

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Emerging and Frontier Countries Equity Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Global Macro Capital Opportunities Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

33

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. In particular, the Board considered the abilities and experience of each Adviser’s investment professionals in investing in equity securities traded in developed, emerging, frontier, and off-index markets. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board noted that, effective May 2, 2017, the Fund changed its name and investment strategies to allow the Fund, under normal market conditions, to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity investments in emerging and frontier market countries. Although the Board considered information comparing the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, the Board determined, in light of the recent changes to the Fund, to continue to monitor and evaluate the effectiveness of such changes over time.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund and by the Portfolio for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

34

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

35

Eaton Vance

Emerging and Frontier Countries Equity Fund

April 30, 2020

Officers and Trustees

Officers of Eaton Vance Emerging and Frontier Countries Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Global Macro Capital Opportunities Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Emerging and Frontier Countries Equity Fund and Global Macro Capital Opportunities Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

36

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

37

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Investment Adviser of Global Macro Capital Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging and Frontier Countries Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

18473    4.30.20

Eaton Vance

Emerging Markets Local Income Fund

Semiannual Report

April 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser is registered with the CFTC as a commodity pool operator with respect to its management of the Fund. As the commodity pool operator of the Fund, the adviser has claimed relief under the Commodity Exchange Act from certain reporting and recordkeeping requirements. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2020

Eaton Vance

Emerging Markets Local Income Fund

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2020

Performance1,2

Portfolio Managers John R. Baur and Michael A. Cirami, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	06/27/2007	06/27/2007	–7.87%	4.34%	2.62%	1.56%
Class A with 4.75% Maximum Sales Charge	—	—	–12.28	–0.68	1.63	1.06

Class C at NAV	08/03/2010	06/27/2007	–8.06	3.67	1.92	0.89
Class C with 1% Maximum Sales Charge	—	—	–8.90	2.76	1.92	0.89

Class I at NAV	11/30/2009	06/27/2007	–7.73	4.65	2.93	1.87

J.P. Morgan Government Bond Index: Emerging Markets Global Diversified (JPM GBI-EM GD) (Unhedged)	—	—	–9.91%	–2.68%	0.44%	0.72%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

Gross				1.22%	1.92%	0.92%
Net				1.20	1.90	0.90

Fund Profile4

Asset Allocation (% of net assets)5

Foreign Currency Exposures by Country (% of net assets)6

Ukraine	14.0%

Mexico	10.9

Serbia	10.5

Thailand	9.8

Russia	9.1

Indonesia	9.0

Brazil	9.0

Poland	7.5

Colombia	6.6

South Africa	4.7

Czech Republic	4.0

Peru	3.9

Malaysia	3.7

Georgia	3.1

Romania	3.0

Chile	2.5

Hungary	2.3

Uruguay	2.0

Other	0.9	*

Euro	–7.6

Total Long	116.9

Total Short	–8.0

Total Net	108.9

*	Includes amounts each less than 1.0% or –1.0%, as applicable.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2020

Endnotes and Additional Disclosures

[1]

J.P. Morgan Government Bond Index: Emerging Markets Global Diversified (JPM GBI-EM GD) (Unhedged) is an unmanaged index of local-currency bonds with maturities of more than one year issued by emerging markets governments. Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2019, J.P. Morgan Chase & Co. All rights reserved. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

[6]	Currency exposures include all foreign exchange denominated assets and currency derivatives. Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

3

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 – April 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/19)	Ending Account Value (4/30/20)	Expenses Paid During Period* (11/1/19 – 4/30/20)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$921.30	$5.73	**	1.20%
Class C	$1,000.00	$919.40	$9.07	**	1.90%
Class I	$1,000.00	$922.70	$4.30	**	0.90%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$6.02	**	1.20%
Class C	$1,000.00	$1,015.40	$9.52	**	1.90%
Class I	$1,000.00	$1,020.40	$4.52	**	0.90%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2019. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Investment in Emerging Markets Local Income Portfolio, at value (identified cost, $1,083,658,167)	$1,061,936,494

Receivable for Fund shares sold	8,255,879

Receivable from affiliate	92,457

Other assets	1,039,000

Total assets	$1,071,323,830

Liabilities

Payable for Fund shares redeemed	$7,861,284

Distributions payable	317

Payable to affiliates:

Distribution and service fees	77,599

Trustees’ fees	43

Accrued expenses	287,450

Total liabilities	$8,226,693

Net Assets	$1,063,097,137

Sources of Net Assets

Paid-in capital	$1,222,239,056

Accumulated loss	(159,141,919)

Total	$1,063,097,137

Class A Shares

Net Assets	$130,150,574

Shares Outstanding	26,739,497

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$4.87

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$5.11

Class C Shares

Net Assets	$58,264,335

Shares Outstanding	11,838,157

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$4.92

Class I Shares

Net Assets	$874,682,228

Shares Outstanding	179,777,633

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$4.87

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Interest allocated from Portfolio (net of foreign taxes, $2,461,046)	$41,472,338

Dividends allocated from Portfolio	1,423,000

Expenses allocated from Portfolio	(4,774,434)

Total investment income from Portfolio	$38,120,904

Expenses

Distribution and service fees

Class A	$222,426

Class C	321,669

Trustees’ fees and expenses	250

Custodian fee	28,847

Transfer and dividend disbursing agent fees	488,417

Legal and accounting services	22,052

Printing and postage	157,818

Registration fees	65,275

Miscellaneous	8,098

Total expenses	$1,314,852

Deduct —

Allocation of expenses to affiliate	$110,041

Total expense reductions	$110,041

Net expenses	$1,204,811

Net investment income	$36,916,093

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $1,259,327)	$(7,088,990)

Financial futures contracts	(812,249)

Swap contracts	2,098,160

Foreign currency transactions	(4,189,284)

Forward foreign currency exchange contracts	(51,816,826)

Non-deliverable bond forward contracts	(8,452,213)

Net realized loss	$(70,261,402)

Change in unrealized appreciation (depreciation) —

Investments (including net decrease in accrued foreign capital gains taxes of $628,135)	$(79,214,438)

Financial futures contracts	(175,930)

Swap contracts	21,304,293

Foreign currency	(412,254)

Forward foreign currency exchange contracts	(26,299,759)

Non-deliverable bond forward contracts	6,906,795

Net change in unrealized appreciation (depreciation)	$(77,891,293)

Net realized and unrealized loss	$(148,152,695)

Net decrease in net assets from operations	$(111,236,602)

6	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$36,916,093	$61,860,848

Net realized loss	(70,261,402)	(14,006,360)

Net change in unrealized appreciation (depreciation)	(77,891,293)	139,154,069

Net increase (decrease) in net assets from operations	$(111,236,602)	$187,008,557

Distributions to shareholders —

Class A	$(12,773,281)	$(13,551,046)

Class C	(5,303,436)	(4,848,104)

Class I	(86,830,294)	(75,781,104)

Total distributions to shareholders	$(104,907,011)	$(94,180,254)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$36,660,130	$85,066,938

Class C	12,840,485	24,388,178

Class I	423,106,264	588,059,210

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	11,804,046	12,545,769

Class C	5,126,456	4,662,466

Class I	77,404,297	65,869,958

Cost of shares redeemed

Class A	(45,428,958)	(66,890,933)

Class C	(11,095,980)	(14,552,761)

Class I	(384,961,657)	(345,787,716)

Net asset value of shares converted

Class A	193,755	1,377,959

Class C	(193,755)	(1,377,959)

Net increase in net assets from Fund share transactions	$125,455,083	$353,361,109

Net increase (decrease) in net assets	$(90,688,530)	$446,189,412

Net Assets

At beginning of period	$1,153,785,667	$707,596,255

At end of period	$1,063,097,137	$1,153,785,667

7	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2020

Financial Highlights

	Class A

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019		2018		2017		2016		2015

Net asset value — Beginning of period	$5.760		$5.190		$6.310		$6.400		$6.150		$8.220

Income (Loss) From Operations

Net investment income(1)	$0.162		$0.363		$0.408		$0.343		$0.346		$0.392

Net realized and unrealized gain (loss)	(0.578)		0.759		(0.970)		0.124		0.573		(1.772)

Total income (loss) from operations	$(0.416)		$1.122		$(0.562)		$0.467		$0.919		$(1.380)

Less Distributions

From net investment income	$(0.474)		$(0.552)		$—		$(0.502)		$(0.078)		$—

Tax return of capital	—		—		(0.558)		(0.055)		(0.591)		(0.690)

Total distributions	$(0.474)		$(0.552)		$(0.558)		$(0.557)		$(0.669)		$(0.690)

Net asset value — End of period	$4.870		$5.760		$5.190		$6.310		$6.400		$6.150

Total Return(2)	(7.87	)%(3)(4)	22.64	%(3)	(9.65	)%(3)	7.75%		15.94	%(3)	(17.38	)%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$130,151		$152,308		$107,550		$87,390		$86,313		$70,943

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	1.20	%(3)(7)	1.20	%(3)	1.23	%(3)(8)	1.26	%(9)	1.30	%(3)(9)	1.32	%(3)(9)

Net investment income	5.97	%(7)	6.57%		6.84%		5.45%		5.56%		5.52%

Portfolio Turnover of the Portfolio	33	%(4)	46%		52%		40%		73%		47%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser reimbursed certain operating expenses (equal to 0.02%, 0.02%, 0.09%, 0.08% and 0.11% of average daily net assets for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Includes interest expense of 0.02% of average daily net assets for the year ended October 31, 2018.

(9)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.02%, 0.05% and 0.07% for the years ended October 31, 2017, 2016 and 2015, respectively.

8	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2020

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019		2018		2017		2016		2015

Net asset value — Beginning of period	$5.820		$5.240		$6.380		$6.470		$6.190		$8.240

Income (Loss) From Operations

Net investment income(1)	$0.143		$0.328		$0.373		$0.302		$0.305		$0.344

Net realized and unrealized gain (loss)	(0.586)		0.770		(0.992)		0.126		0.579		(1.775)

Total income (loss) from operations	$(0.443)		$1.098		$(0.619)		$0.428		$0.884		$(1.431)

Less Distributions

From net investment income	$(0.457)		$(0.518)		$—		$(0.467)		$(0.070)		$—

Tax return of capital	—		—		(0.521)		(0.051)		(0.534)		(0.619)

Total distributions	$(0.457)		$(0.518)		$(0.521)		$(0.518)		$(0.604)		$(0.619)

Net asset value — End of period	$4.920		$5.820		$5.240		$6.380		$6.470		$6.190

Total Return(2)	(8.06	)%(3)(4)	21.87	%(3)	(10.42	)%(3)	7.01%		15.13	%(3)	(17.91	)%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$58,264		$62,869		$44,416		$41,754		$34,379		$34,362

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	1.90	%(3)(7)	1.90	%(3)	1.93	%(3)(8)	1.96	%(9)	2.00	%(3)(9)	2.02	%(3)(9)

Net investment income	5.24	%(7)	5.88%		6.17%		4.74%		4.87%		4.82%

Portfolio Turnover of the Portfolio	33	%(4)	46%		52%		40%		73%		47%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser reimbursed certain operating expenses (equal to 0.02%, 0.02%, 0.09%, 0.08% and 0.11% of average daily net assets for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Includes interest expense of 0.02% of average daily net assets for the year ended October 31, 2018.

(9)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.02%, 0.05% and 0.07% for the years ended October 31, 2017, 2016 and 2015, respectively.

9	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2020

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019		2018		2017		2016		2015

Net asset value — Beginning of period	$5.760		$5.190		$6.310		$6.400		$6.160		$8.240

Income (Loss) From Operations

Net investment income(1)	$0.169		$0.381		$0.427		$0.363		$0.364		$0.414

Net realized and unrealized gain (loss)	(0.577)		0.757		(0.971)		0.123		0.576		(1.771)

Total income (loss) from operations	$(0.408)		$1.138		$(0.544)		$0.486		$0.940		$(1.357)

Less Distributions

From net investment income	$(0.482)		$(0.568)		$—		$(0.519)		$(0.082)		$—

Tax return of capital	—		—		(0.576)		(0.057)		(0.618)		(0.723)

Total distributions	$(0.482)		$(0.568)		$(0.576)		$(0.576)		$(0.700)		$(0.723)

Net asset value — End of period	$4.870		$5.760		$5.190		$6.310		$6.400		$6.160

Total Return(2)	(7.73	)%(3)(4)	23.00	%(3)	(9.38	)%(3)	8.07%		16.32	%(3)	(17.08	)%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$874,682		$938,608		$555,630		$414,676		$164,460		$115,221

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	0.90	%(3)(7)	0.90	%(3)	0.93	%(3)(8)	0.96	%(9)	1.00	%(3)(9)	1.02	%(3)(9)

Net investment income	6.25	%(7)	6.90%		7.15%		5.72%		5.84%		5.81%

Portfolio Turnover of the Portfolio	33	%(4)	46%		52%		40%		73%		47%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser reimbursed certain operating expenses (equal to 0.02%, 0.02%, 0.09%, 0.08% and 0.11% of average daily net assets for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Includes interest expense of 0.02% of average daily net assets for the year ended October 31, 2018.

(9)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.02%, 0.05% and 0.07% for the years ended October 31, 2017, 2016 and 2015, respectively.

10	See Notes to Financial Statements.

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Emerging Markets Local Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Emerging Markets Local Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (94.5% at April 30, 2020). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of April 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

11

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2020, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.

At October 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $31,214,365 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2019, $9,892,892 are short-term and $21,321,473 are long-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. For the six months ended April 30, 2020, the Fund incurred no investment adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses) exceed 1.20%, 1.90% and 0.90% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2021. Pursuant to this agreement, EVM was allocated $110,041 of the Fund’s operating expenses for the six months ended April 30, 2020.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2020, EVM earned $9,637 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $74,033 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2020. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2020 amounted to $222,426 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2020, the Fund paid or accrued to EVD $241,252 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2020 amounted to $80,417 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

12

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2020, the Fund was informed that EVD received approximately $10,000 and $19,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2020, increases and decreases in the Fund’s investment in the Portfolio aggregated $236,502,503 and $213,547,709, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	6,561,574	15,355,679

Issued to shareholders electing to receive payments of distributions in Fund shares	2,162,785	2,276,793

Redemptions	(8,456,840)	(12,171,088)

Converted from Class C shares	35,298	249,574

Net increase	302,817	5,710,958

Class C	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	2,246,063	4,363,337

Issued to shareholders electing to receive payments of distributions in Fund shares	930,358	836,847

Redemptions	(2,100,569)	(2,625,000)

Converted to Class A shares	(34,943)	(247,221)

Net increase	1,040,909	2,327,963

Class I	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	77,368,903	106,975,051

Issued to shareholders electing to receive payments of distributions in Fund shares	14,203,858	11,932,823

Redemptions	(74,746,780)	(63,054,227)

Net increase	16,825,981	55,853,647

13

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited)

Foreign Government Bonds — 63.1%
Security		Principal Amount (000’s omitted)	Value

Albania — 0.1%

Republic of Albania, 5.75%, 11/12/20(1)	EUR	646	$720,732

Total Albania			$720,732

Argentina — 0.0%(2)

Republic of Argentina, 3.75% to 3/31/29, 12/31/38(3)	USD	901	$288,310

Republic of Argentina, 6.625%, 7/6/28	USD	523	132,057

Republic of Argentina, 6.875%, 1/11/48	USD	376	88,834

Total Argentina			$509,201

Belarus — 0.0%(2)

Republic of Belarus, 6.875%, 2/28/23(1)	USD	564	$553,699

Total Belarus			$553,699

Bosnia and Herzegovina — 0.2%

Republic of Srpska, 1.50%, 6/30/23	BAM	130	$72,454

Republic of Srpska, 1.50%, 10/30/23	BAM	354	197,712

Republic of Srpska, 1.50%, 12/15/23	BAM	19	10,750

Republic of Srpska, 1.50%, 5/31/25	BAM	3,337	1,853,011

Republic of Srpska, 1.50%, 6/9/25	BAM	320	177,154

Republic of Srpska, 1.50%, 12/24/25	BAM	349	192,566

Republic of Srpska, 1.50%, 9/25/26	BAM	253	140,960

Republic of Srpska, 1.50%, 9/26/27	BAM	88	48,253

Total Bosnia and Herzegovina			$2,692,860

Brazil — 0.5%

Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	$986,348

Nota do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	4,715,501

Total Brazil			$5,701,849

Colombia — 0.2%

Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$1,630,549

Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	1,049,319

Total Colombia			$2,679,868

Costa Rica — 0.0%(2)

Titulo Propiedad UD, 1.00%, 1/12/22(4)	CRC	66,362	$105,606

Total Costa Rica			$105,606

Security		Principal Amount (000’s omitted)	Value

Dominican Republic — 0.1%

Dominican Republic, 7.50%, 5/6/21(1)	USD	567	$565,256

Total Dominican Republic			$565,256

Fiji — 0.7%

Republic of Fiji, 6.625%, 10/2/20(1)	USD	7,781	$7,832,034

Total Fiji			$7,832,034

Georgia — 1.6%

Georgia Treasury Bond, 7.00%, 5/30/24	GEL	30,533	$8,648,418

Georgia Treasury Bond, 7.25%, 1/17/21	GEL	4,662	1,437,032

Georgia Treasury Bond, 7.375%, 9/27/23	GEL	6,187	1,800,417

Georgia Treasury Bond, 8.125%, 1/25/23	GEL	3,108	946,471

Georgia Treasury Bond, 9.375%, 4/9/22	GEL	13,205	4,136,569

Republic of Georgia, 6.875%, 4/12/21(1)	USD	570	574,734

Total Georgia			$17,543,641

Indonesia — 6.6%

Indonesia Government Bond, 7.375%, 5/15/48	IDR	72,833,000	$4,463,500

Indonesia Government Bond, 7.50%, 8/15/32	IDR	40,753,000	2,593,672

Indonesia Government Bond, 7.50%, 5/15/38	IDR	667,200,000	42,162,555

Indonesia Government Bond, 7.50%, 4/15/40	IDR	122,023,000	7,780,761

Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	782,856

Indonesia Government Bond, 8.25%, 5/15/36	IDR	242,576,000	16,470,706

Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	423,654

Total Indonesia			$74,677,704

Macedonia — 0.5%

Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	1,470	$1,637,343

Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	3,491	3,890,023

Total Macedonia			$5,527,366

Malaysia — 2.8%

Malaysia Government Bond, 3.733%, 6/15/28	MYR	81,500	$20,101,104

Malaysia Government Bond, 3.828%, 7/5/34	MYR	28,100	7,065,205

Malaysia Government Bond, 4.254%, 5/31/35	MYR	17,800	4,590,123

Total Malaysia			$31,756,432

Mexico — 2.0%

Mexican Bonos, 7.75%, 11/13/42	MXN	230,000	$9,500,515

Mexican Bonos, 8.50%, 5/31/29	MXN	224,000	10,501,539

Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	1,635,921

Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	1,148,233

Total Mexico			$22,786,208

14	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Oman — 0.1%

Oman Government International Bond, 3.625%, 6/15/21(1)	USD	600	$577,944

Total Oman			$577,944

Paraguay — 0.1%

Republic of Paraguay, 4.625%, 1/25/23(1)	USD	580	$593,056

Total Paraguay			$593,056

Peru — 3.5%

Peru Government Bond, 5.94%, 2/12/29(1)(5)	PEN	40,967	$13,695,228

Peru Government Bond, 6.15%, 8/12/32(1)(5)	PEN	8,222	2,706,712

Peru Government Bond, 6.714%, 2/12/55	PEN	4,100	1,356,978

Peru Government Bond, 6.85%, 2/12/42	PEN	19,284	6,437,111

Peru Government Bond, 6.90%, 8/12/37	PEN	41,002	13,922,835

Peru Government Bond, 6.95%, 8/12/31	PEN	3,915	1,377,048

Total Peru			$39,495,912

Romania — 1.9%

Romanian Government International Bond, 4.375%, 8/22/23(1)	USD	20,528	$21,386,994

Total Romania			$21,386,994

Russia — 3.5%

Russia Government Bond, 2.50%, 2/2/28(4)	RUB	1,999,465	$26,831,909

Russia Government Bond, 7.70%, 3/23/33	RUB	778,365	11,949,595

Russia Government Bond, 7.75%, 9/16/26	RUB	31,480	470,447

Russia Government Bond, 8.50%, 9/17/31	RUB	8,092	130,610

Total Russia			$39,382,561

Serbia — 11.2%

Republic of Serbia, 7.25%, 9/28/21(1)	USD	5,240	$5,500,638

Serbia Treasury Bond, 4.50%, 1/11/26	RSD	7,094,340	71,448,722

Serbia Treasury Bond, 5.75%, 7/21/23	RSD	3,076,640	31,734,888

Serbia Treasury Bond, 5.875%, 2/8/28	RSD	1,526,670	17,182,273

Serbia Treasury Bond, 10.00%, 10/23/24	RSD	32,290	396,154

Total Serbia			$126,262,675

Seychelles — 0.1%

Republic of Seychelles, 8.00%, 1/1/26(1)	USD	1,179	$887,186

Total Seychelles			$887,186

Security		Principal Amount (000’s omitted)	Value

South Africa — 4.3%

Republic of South Africa, 8.25%, 3/31/32	ZAR	95,739	$4,301,615

Republic of South Africa, 8.50%, 1/31/37	ZAR	417,200	17,541,735

Republic of South Africa, 8.75%, 1/31/44	ZAR	408,487	16,701,351

Republic of South Africa, 8.75%, 2/28/48	ZAR	231,000	9,373,100

Total South Africa			$47,917,801

Thailand — 4.9%

Thailand Government Bond, 1.25%, 3/12/28(1)(4)	THB	936,458	$25,862,732

Thailand Government Bond, 3.30%, 6/17/38	THB	536,751	21,190,484

Thailand Government Bond, 3.40%, 6/17/36	THB	205,000	8,022,952

Total Thailand			$55,076,168

Turkey — 4.0%

Republic of Turkey, 5.125%, 3/25/22	USD	540	$535,275

Turkey Government Bond, 7.10%, 3/8/23	TRY	70,204	9,260,761

Turkey Government Bond, 8.50%, 9/14/22	TRY	110,415	15,584,004

Turkey Government Bond, 10.50%, 8/11/27	TRY	60,000	8,240,933

Turkey Government Bond, 10.70%, 8/17/22	TRY	9,380	1,382,274

Turkey Government Bond, 12.40%, 3/8/28	TRY	23,227	3,504,238

Turkey Government Bond, 16.20%, 6/14/23	TRY	36,761	6,072,047

Total Turkey			$44,579,532

Ukraine — 14.2%

Ukraine Government International Bond, 9.79%, 5/26/27	UAH	28,546	$863,333

Ukraine Government International Bond, 10.00%, 8/23/23	UAH	672,489	22,366,772

Ukraine Government International Bond, 11.67%, 11/22/23	UAH	57,092	1,982,907

Ukraine Government International Bond, 15.70%, 1/20/21	UAH	231,604	8,627,689

Ukraine Government International Bond, 15.84%, 2/26/25	UAH	1,974,269	77,865,609

Ukraine Government International Bond, 17.00%, 5/11/22	UAH	184,700	7,175,193

Ukraine Government International Bond, 18.00%, 3/24/21	UAH	1,089,839	41,399,337

Total Ukraine			$160,280,840

Total Foreign Government Bonds (identified cost $762,272,772)			$710,093,125

15	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Foreign Corporate Bonds — 1.6%
Security		Principal Amount (000’s omitted)	Value

Colombia — 0.0%(2)

Emgesa SA ESP, 8.75%, 1/25/21(1)	COP	697,000	$180,340

Total Colombia			$180,340

Indonesia — 0.1%

Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	21,720,000	$1,405,812

Total Indonesia			$1,405,812

Mexico — 0.1%

Petroleos Mexicanos, 7.19%, 9/12/24(5)	MXN	10,630	$343,136

Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	235,664

Total Mexico			$578,800

Peru — 1.4%

Alicorp SAA, 6.875%, 4/17/27(1)	PEN	25,530	$8,168,390

Telefonica del Peru SAA, 7.375%, 4/10/27(5)	PEN	24,500	7,832,016

Total Peru			$16,000,406

Total Foreign Corporate Bonds (identified cost $18,593,635)			$18,165,358

Sovereign Loans — 0.1%
Borrower		Principal Amount (000’s omitted)	Value

Ethiopia — 0.1%

Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.51%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(6)(7)		$800	$771,143

Total Ethiopia			$771,143

Total Sovereign Loans (identified cost $784,931)			$771,143

Short-Term Investments — 24.6%

Foreign Government Securities — 3.4%
Security		Principal Amount (000’s omitted)	Value

Georgia — 1.4%

Bank of Georgia Promissory Note, 7.40%, 5/13/20	GEL	1,090	$340,085

Bank of Georgia Promissory Note, 7.40%, 5/18/20	GEL	1,602	499,598

Bank of Georgia Promissory Note, 7.50%, 5/28/20	GEL	1,990	617,402

Bank of Georgia Promissory Note, 7.50%, 6/10/20	GEL	1,029	318,466

Bank of Georgia Promissory Note, 7.50%, 6/12/20	GEL	716	221,564

Bank of Georgia Promissory Note, 7.50%, 6/15/20	GEL	1,411	436,482

Bank of Georgia Promissory Note, 7.50%, 6/16/20	GEL	1,721	532,271

Bank of Georgia Promissory Note, 7.50%, 6/17/20	GEL	1,536	475,152

Bank of Georgia Promissory Note, 7.50%, 6/19/20	GEL	3,083	953,390

Bank of Georgia Promissory Note, 7.50%, 6/26/20	GEL	4,083	1,261,222

Bank of Georgia Promissory Note, 7.50%, 6/29/20	GEL	3,437	1,061,369

Georgia Treasury Bill, 0.00%, 5/7/20	GEL	1,930	600,283

Georgia Treasury Bill, 0.00%, 5/14/20	GEL	2,900	900,928

Georgia Treasury Bill, 0.00%, 6/4/20	GEL	2,858	883,907

Georgia Treasury Bill, 0.00%, 6/11/20	GEL	3,313	1,022,889

Georgia Treasury Bill, 0.00%, 7/2/20	GEL	5,104	1,568,718

Georgia Treasury Bill, 0.00%, 1/14/21	GEL	5,888	1,726,991

Georgia Treasury Bill, 0.00%, 2/11/21	GEL	9,360	2,726,272

Total Georgia			$16,146,989

Uruguay — 2.0%

Uruguay Monetary Regulation Bill, 0.00%, 7/31/20	UYU	83,005	$1,910,829

Uruguay Monetary Regulation Bill, 0.00%, 12/18/20	UYU	337,685	7,411,937

Uruguay Monetary Regulation Bill, 0.00%, 2/5/21	UYU	102,951	2,219,369

Uruguay Monetary Regulation Bill, 0.00%, 2/19/21	UYU	168,465	3,612,605

Uruguay Monetary Regulation Bill, 0.00%, 7/21/21	UYU	355,650	7,222,990

Total Uruguay			$22,377,730

Total Foreign Government Securities (identified cost $41,375,427)			$38,524,719

U.S. Treasury Obligations — 2.0%
Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/21/20(8)		$22,550	$22,548,904

Total U.S. Treasury Obligations (identified cost $22,548,478)			$22,548,904

16	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Other — 19.2%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.47%(9)	215,436,722	$215,436,722

Total Other (identified cost $215,378,232)		$215,436,722

Total Short-Term Investments (identified cost $279,302,137)		$276,510,345

Total Investments — 89.4% (identified cost $1,060,953,475)		$1,005,539,971

Other Assets, Less Liabilities — 10.6%		$118,748,225

Net Assets — 100.0%		$1,124,288,196

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities is $96,738,853 or 8.6% of the Portfolio’s net assets.

(2)	Amount is less than 0.05%.

(3)	Step coupon security. Interest rate represents the rate in effect at April 30, 2020.

(4)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $24,577,092 or 2.2% of the Portfolio’s net assets.

(6)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2020.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

BRL	8,960,000	USD	1,628,203	5/5/20	$19,492

BRL	8,960,000	USD	1,651,004	5/5/20	(3,309)

BRL	13,036,000	USD	2,468,005	5/5/20	(70,756)

BRL	470,399,081	USD	86,677,553	5/5/20	(173,741)

BRL	457,363,081	USD	88,689,539	5/5/20	(4,582,975)

USD	84,275,489	BRL	457,363,081	5/5/20	168,926

USD	1,737,478	BRL	8,960,000	5/5/20	89,783

USD	2,402,064	BRL	13,036,000	5/5/20	4,815

USD	1,651,004	BRL	8,960,000	5/5/20	3,309

USD	85,480,480	BRL	470,399,081	5/5/20	(1,023,332)

CLP	10,458,865,484	USD	13,341,581	5/7/20	(813,400)

CLP	26,088,486,000	USD	33,519,833	5/7/20	(2,269,668)

PEN	9,219,741	USD	2,590,251	5/7/20	140,749

PEN	4,609,329	USD	1,294,937	5/7/20	70,403

PEN	4,562,219	USD	1,281,666	5/7/20	69,719

PEN	12,650,000	USD	3,755,381	5/7/20	(8,295)

PEN	70,566,876	USD	20,949,050	5/7/20	(46,274)

USD	13,438,090	CLP	10,458,865,484	5/7/20	909,909

USD	1,801,038	CLP	1,547,037,500	5/7/20	(52,085)

USD	2,051,967	CLP	1,777,860,020	5/7/20	(77,648)

USD	4,241,720	CLP	3,650,000,000	5/7/20	(130,443)

17	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	12,144,017	PEN	40,907,122	5/7/20	$26,825

USD	9,245,540	PEN	31,143,600	5/7/20	20,422

USD	179,255	PEN	609,826	5/7/20	(1,383)

USD	1,292,887	PEN	4,423,096	5/7/20	(17,288)

USD	7,074,952	PEN	24,023,000	5/7/20	(40,956)

USD	2,513,127	PEN	8,693,660	5/7/20	(62,042)

USD	10,716,186	PEN	36,930,120	5/7/20	(222,969)

EUR	4,823,940	USD	5,240,875	5/8/20	45,706

EUR	479,000	USD	521,538	5/8/20	3,401

PHP	158,172,000	USD	3,102,324	5/8/20	34,528

RUB	5,542,139,159	USD	73,025,696	5/8/20	1,628,775

RUB	85,600,000	USD	1,136,484	5/8/20	16,576

RUB	528,503,000	USD	7,178,797	5/8/20	(59,684)

RUB	618,821,320	USD	8,405,614	5/8/20	(69,884)

USD	29,378,701	EUR	26,327,360	5/8/20	526,408

USD	28,762,021	EUR	25,774,730	5/8/20	515,358

USD	25,565,854	EUR	22,910,524	5/8/20	458,089

USD	9,788,255	EUR	8,844,063	5/8/20	96,000

USD	1,552,601	EUR	1,394,111	5/8/20	24,787

USD	784,897	EUR	703,376	5/8/20	14,064

USD	7,529,053	EUR	6,914,969	5/8/20	(49,098)

USD	8,393,544	EUR	7,708,951	5/8/20	(54,736)

USD	6,921,900	EUR	6,371,232	5/8/20	(60,367)

USD	76,443,075	RUB	5,627,739,159	5/8/20	635,543

USD	6,963,791	RUB	528,503,000	5/8/20	(155,321)

USD	8,153,866	RUB	618,821,320	5/8/20	(181,865)

MXN	236,697,312	USD	9,747,249	5/12/20	61,965

MXN	33,619,446	USD	1,384,456	5/12/20	8,801

MXN	1,900,216,611	USD	99,977,198	5/12/20	(21,228,390)

USD	7,815,070	MXN	148,537,123	5/12/20	1,659,392

USD	8,963,460	MXN	217,664,175	5/12/20	(56,983)

IDR	516,837,866,309	USD	31,639,906	5/18/20	2,788,113

IDR	89,500,000,000	USD	5,358,640	5/18/20	603,206

IDR	84,535,600,000	USD	6,002,244	5/18/20	(371,090)

USD	6,128,877	IDR	84,535,600,000	5/18/20	497,724

USD	6,014,163	IDR	82,953,355,000	5/18/20	488,408

USD	256,067	IDR	4,182,856,036	5/18/20	(22,565)

USD	4,381,798	IDR	73,184,783,390	5/18/20	(493,246)

USD	13,714,134	IDR	224,020,378,018	5/18/20	(1,208,491)

INR	965,895,600	USD	13,393,359	5/22/20	(589,017)

INR	1,275,850,000	USD	17,688,815	5/22/20	(775,578)

USD	8,282,472	INR	639,030,000	5/22/20	(188,794)

USD	8,823,510	INR	681,025,000	5/22/20	(204,461)

USD	11,961,464	INR	921,690,600	5/22/20	(256,878)

18	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

ZAR	15,563,000	USD	848,642	5/26/20	$(10,956)

ZAR	829,000	USD	56,375	5/26/20	(11,753)

ZAR	300,000,000	USD	16,358,848	5/26/20	(211,193)

BRL	470,399,081	USD	85,292,938	6/2/20	1,001,898

USD	1,624,631	BRL	8,960,000	6/2/20	(19,084)

USD	363,704	PHP	18,698,000	6/2/20	(6,270)

CZK	1,258,637,322	USD	55,388,627	6/17/20	(4,465,874)

PLN	15,000,000	USD	3,904,145	6/17/20	(289,707)

PLN	174,277,255	USD	45,360,250	6/17/20	(3,365,956)

COP	270,976,100,000	USD	66,099,793	7/1/20	2,009,496

MXN	171,776,000	USD	7,032,075	7/1/20	31,652

MXN	193,571,000	USD	7,939,355	7/1/20	20,620

EUR	145,173,818	USD	156,887,893	7/6/20	2,402,566

EUR	2,240,396	USD	2,471,045	7/6/20	(12,794)

EUR	29,000,000	USD	31,881,730	7/6/20	(61,782)

USD	40,394,657	EUR	36,275,567	7/6/20	591,670

USD	49,798,921	EUR	44,154,634	7/17/20	1,339,057

USD	968,600	EUR	858,817	7/17/20	26,045

RUB	5,627,739,159	USD	75,540,123	7/30/20	(879,122)

USD	8,306,326	RUB	618,821,320	7/30/20	96,667

USD	7,094,000	RUB	528,503,000	7/30/20	82,559

USD	17,767,374	ZAR	300,320,140	8/19/20	1,728,722

USD	12,523,295	ZAR	211,680,000	8/19/20	1,218,486

USD	7,276,454	ZAR	126,725,999	8/19/20	508,629

USD	4,540,391	ZAR	79,075,000	8/19/20	317,377

ZAR	549,489,000	USD	31,550,997	8/19/20	(2,205,437)

USD	12,363,697	ZAR	234,773,000	9/17/20	(141,715)

USD	34,110,544	ZAR	647,721,712	9/17/20	(390,981)

ZAR	633,305,000	USD	33,351,326	9/17/20	382,279

					$(24,306,717)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	19,653,960	HUF	6,983,052,000	BNP Paribas	5/4/20	$—	$(171,393)

EUR	11,981,935	HUF	4,351,000,000	BNP Paribas	5/4/20	—	(396,156)

HUF	6,735,152,000	EUR	18,547,495	BNP Paribas	5/4/20	613,231	—

HUF	4,351,000,000	EUR	12,245,989	BNP Paribas	5/4/20	106,792	—

HUF	247,900,000	EUR	704,311	JPMorgan Chase Bank, N.A.	5/4/20	—	(1,138)

EUR	8,302,053	HUF	2,927,968,000	BNP Paribas	5/5/20	—	(4,777)

EUR	7,294,350	HUF	2,575,562,000	BNP Paribas	5/5/20	—	(13,495)

19	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	12,405,641	PLN	56,303,000	BNP Paribas	5/5/20	$23,804	$—

EUR	1,548,649	RON	7,500,000	Goldman Sachs International	5/5/20	—	(1,379)

EUR	10,000,000	USD	10,862,980	UBS AG	5/5/20	95,516	—

HUF	15,875,000	EUR	45,004	Citibank, N.A.	5/5/20	36	—

HUF	4,396,100,000	EUR	12,454,150	Standard Chartered Bank	5/5/20	18,887	—

HUF	1,091,555,000	EUR	3,090,198	UBS AG	5/5/20	7,075	—

PLN	3,480,000	EUR	767,740	Standard Chartered Bank	5/5/20	—	(2,530)

PLN	25,227,000	EUR	5,551,543	Standard Chartered Bank	5/5/20	—	(3,102)

PLN	27,596,000	EUR	6,083,159	UBS AG	5/5/20	—	(14,665)

RON	167,000	EUR	34,489	Citibank, N.A.	5/5/20	24	—

RON	7,333,000	EUR	1,514,458	Standard Chartered Bank	5/5/20	1,029	—

USD	10,921,790	EUR	10,000,000	JPMorgan Chase Bank, N.A.	5/5/20	—	(36,706)

USD	12,028,789	ZAR	219,210,000	Goldman Sachs International	5/5/20	202,294	—

USD	16,394,834	ZAR	300,000,000	Standard Chartered Bank	5/5/20	209,677	—

USD	993,190	ZAR	18,000,000	Standard Chartered Bank	5/5/20	22,081	—

USD	850,509	ZAR	15,563,000	Standard Chartered Bank	5/5/20	10,877	—

ZAR	633,000	USD	35,038	Bank of America, N.A.	5/5/20	—	(888)

ZAR	860,000	USD	47,603	Bank of America, N.A.	5/5/20	—	(1,206)

ZAR	234,140,000	USD	12,943,209	Standard Chartered Bank	5/5/20	—	(311,232)

ZAR	317,140,000	USD	17,531,431	Standard Chartered Bank	5/5/20	—	(421,561)

USD	5,752,572	UAH	158,771,000	Bank of America, N.A.	5/6/20	—	(130,671)

THB	98,250,000	USD	3,006,702	Standard Chartered Bank	5/18/20	29,982	—

THB	50,620,000	USD	1,562,756	Standard Chartered Bank	5/18/20	1,793	—

THB	940,081,000	USD	29,758,816	Standard Chartered Bank	5/18/20	—	(703,050)

USD	14,100,510	THB	445,435,098	Standard Chartered Bank	5/18/20	333,124	—

USD	3,247,327	THB	106,138,870	Standard Chartered Bank	5/18/20	—	(33,184)

USD	3,245,633	THB	106,132,185	Standard Chartered Bank	5/18/20	—	(34,672)

USD	1,848,365	THB	61,079,214	Standard Chartered Bank	5/18/20	—	(39,455)

USD	3,545,843	THB	116,262,044	Standard Chartered Bank	5/18/20	—	(47,552)

COP	29,346,000,000	USD	7,270,700	Bank of America, N.A.	5/19/20	131,889	—

USD	9,505,347	COP	39,689,669,414	Bank of America, N.A.	5/19/20	—	(506,455)

RON	142,280,000	EUR	29,201,970	Goldman Sachs International	5/22/20	134,315	—

RON	7,500,000	EUR	1,545,283	Goldman Sachs International	5/22/20	546	—

IDR	41,216,286,885	USD	2,605,349	Standard Chartered Bank	5/27/20	122,930	—

IDR	11,668,997,564	USD	738,182	Standard Chartered Bank	5/27/20	34,238	—

USD	3,103,896	ZAR	59,210,000	Citibank, N.A.	5/27/20	—	(82,783)

USD	8,605,389	ZAR	160,000,000	Goldman Sachs International	5/27/20	—	(5,803)

USD	1,167,035	ZAR	18,000,000	Standard Chartered Bank	5/27/20	198,276	—

ZAR	219,210,000	USD	12,000,343	Goldman Sachs International	5/27/20	—	(202,471)

ZAR	18,000,000	USD	990,866	Standard Chartered Bank	5/27/20	—	(22,107)

USD	879,807	TRY	6,200,000	Standard Chartered Bank	5/29/20	—	(2,614)

USD	10,869,150	EUR	10,000,000	UBS AG	6/2/20	—	(95,196)

THB	95,990,989	USD	3,058,499	Standard Chartered Bank	6/8/20	—	(91,694)

USD	1,087,922	THB	34,144,420	Standard Chartered Bank	6/8/20	32,616	—

USD	4,622,729	UAH	129,760,000	Goldman Sachs International	6/9/20	—	(112,996)

20	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

UGX	4,195,308,000	USD	1,038,700	Standard Chartered Bank	6/15/20	$53,867	$—

USD	1,099,399	UGX	4,195,308,000	Standard Chartered Bank	6/15/20	6,833	—

MYR	133,790,000	USD	31,310,555	Barclays Bank PLC	6/16/20	—	(334,171)

USD	2,177,915	MYR	9,484,820	Barclays Bank PLC	6/16/20	—	(18,104)

USD	5,975,499	MYR	26,340,000	Barclays Bank PLC	6/16/20	—	(122,998)

USD	4,272,517	MYR	18,500,000	Goldman Sachs International	6/16/20	—	(10,786)

USD	2,291,476	MYR	10,000,000	Standard Chartered Bank	6/16/20	—	(23,823)

USD	8,278,806	THB	265,700,000	Standard Chartered Bank	6/16/20	66,678	—

PLN	56,303,000	EUR	12,390,966	BNP Paribas	6/17/20	—	(23,322)

TRY	8,839,835	USD	1,326,088	Citibank, N.A.	6/22/20	—	(78,432)

USD	36,603,379	TRY	246,084,517	Citibank, N.A.	6/22/20	1,870,953	—

USD	174,649	TRY	1,174,163	Citibank, N.A.	6/22/20	8,927	—

USD	1,952,178	TRY	14,100,000	Standard Chartered Bank	6/22/20	—	(37,899)

THB	74,849,000	USD	2,302,356	Standard Chartered Bank	6/24/20	11,070	—

EUR	13,078,253	PLN	60,500,000	Goldman Sachs International	6/25/20	—	(231,712)

UGX	4,679,050,000	USD	1,167,719	Citibank, N.A.	6/26/20	48,053	—

USD	1,223,281	UGX	4,679,050,000	Citibank, N.A.	6/26/20	7,509	—

USD	2,600,948	THB	86,263,026	Standard Chartered Bank	7/1/20	—	(65,293)

USD	14,700,298	THB	487,550,094	Standard Chartered Bank	7/1/20	—	(369,027)

UGX	4,788,440,000	USD	1,200,562	Standard Chartered Bank	7/2/20	42,091	—

USD	436,531	UGX	1,722,116,326	Standard Chartered Bank	7/2/20	—	(10,377)

EUR	17,492,775	PLN	80,500,000	JPMorgan Chase Bank, N.A.	7/3/20	—	(205,023)

PLN	200,654,049	EUR	44,166,176	BNP Paribas	7/3/20	—	(107,478)

EUR	1,768,190	RSD	208,451,954	JPMorgan Chase Bank, N.A.	7/6/20	—	(2,810)

CZK	21,600,000	EUR	799,781	Goldman Sachs International	7/7/20	—	(3,455)

EUR	8,981,181	CZK	248,100,000	BNP Paribas	7/7/20	—	(185,463)

USD	1,344,381	CNH	9,565,000	Citibank, N.A.	7/8/20	—	(5,003)

USD	1,882,839	CNH	13,390,000	Citibank, N.A.	7/8/20	—	(6,156)

USD	1,674,618	CNH	11,910,000	Standard Chartered Bank	7/8/20	—	(5,586)

THB	1,752,255,862	USD	53,284,777	Standard Chartered Bank	7/10/20	875,167	—

THB	338,375,440	USD	10,289,741	Standard Chartered Bank	7/10/20	169,002	—

USD	31,688,847	ZAR	549,489,000	Standard Chartered Bank	7/20/20	2,263,333	—

USD	8,252,164	ZAR	126,725,999	Standard Chartered Bank	7/20/20	1,465,899	—

USD	5,149,218	ZAR	79,075,000	Standard Chartered Bank	7/20/20	914,698	—

ZAR	79,075,000	USD	4,560,302	Standard Chartered Bank	7/20/20	—	(325,781)

ZAR	126,725,999	USD	7,308,363	Standard Chartered Bank	7/20/20	—	(522,099)

ZAR	380,000,000	USD	21,844,475	Standard Chartered Bank	7/20/20	—	(1,495,214)

ZAR	169,489,000	USD	11,036,811	Standard Chartered Bank	7/20/20	—	(1,960,559)

EUR	3,084,915	RSD	363,804,000	Citibank, N.A.	7/24/20	—	(4,761)

EUR	115,462	RSD	13,619,864	HSBC Bank USA, N.A.	7/27/20	—	(202)

EUR	12,205,453	HUF	4,351,000,000	BNP Paribas	8/4/20	—	(109,139)

HUF	6,983,052,000	EUR	19,588,903	BNP Paribas	8/4/20	175,161	—

HUF	2,575,562,000	EUR	7,272,928	BNP Paribas	8/4/20	11,964	—

HUF	2,927,968,000	EUR	8,277,409	BNP Paribas	8/4/20	3,336	—

UGX	3,041,210,000	USD	762,208	Citibank, N.A.	8/10/20	16,756	—

21	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	784,221	UGX	3,041,210,000	Citibank, N.A.	8/10/20	$5,257	$—

UGX	10,761,176,000	USD	2,705,853	Standard Chartered Bank	8/14/20	47,656	—

USD	2,710,602	UGX	10,761,176,000	Standard Chartered Bank	8/14/20	—	(42,906)

MYR	13,000,000	USD	3,129,740	BNP Paribas	8/19/20	—	(125,839)

USD	15,265,185	MYR	63,407,000	BNP Paribas	8/19/20	613,776	—

USD	6,757,954	TRY	47,154,000	Standard Chartered Bank	2/26/21	621,143	—

USD	5,406,411	TRY	37,632,000	Standard Chartered Bank	2/26/21	508,831	—

USD	5,406,380	TRY	37,641,000	Standard Chartered Bank	2/26/21	507,629	—

USD	3,378,968	TRY	23,631,000	Standard Chartered Bank	2/26/21	303,535	—

USD	12,908	TRY	90,000	Standard Chartered Bank	2/26/21	1,195	—

						$12,951,351	$(9,924,349)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

5/19/20	COP	84,000,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	$21,217,479	$3,233,332

5/19/20	COP	30,000,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	7,589,121	(11,450)

5/19/20	COP	13,000,000	Republic of Colombia, 7.00%, 6/30/32	Bank of America, N.A.	3,283,657	606,383

5/19/20	COP	43,000,000	Republic of Colombia, 7.75%, 9/18/30	Bank of America, N.A.	10,861,329	1,655,918

5/19/20	COP	73,500,000	Republic of Colombia, 10.00%, 7/24/24	Bank of America, N.A.	18,565,294	1,720,019

						$7,204,202

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

5-Year USD Deliverable Interest Rate Swap	(14)	Short	6/15/20	$(1,459,609)	$(11,485)

10-Year USD Deliverable Interest Rate Swap	(71)	Short	6/15/20	(7,529,328)	18,305

U.S. 10-Year Treasury Note	(32)	Short	6/19/20	(4,450,000)	(184,500)

					$(177,680)

22	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	109,032	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.70% (pays upon termination)	1/2/23	$6,746	$—	$6,746

BRL	62,400	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	4.84% (pays upon termination)	1/2/23	51,648	—	51,648

BRL	40,336	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.84% (pays upon termination)	1/2/23	271,498	—	271,498

BRL	30,974	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	5.96% (pays upon termination)	1/2/23	242,033	—	242,033

BRL	76,081	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.55% (pays upon termination)	1/2/23	904,136	—	904,136

BRL	35,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.13% (pays upon termination)	1/2/23	849,647	—	849,647

BRL	28,640	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.14% (pays upon termination)	1/2/25	(19,814)	—	(19,814)

BRL	70,160	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.27% (pays upon termination)	1/2/25	54,381	—	54,381

BRL	27,600	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	7.99% (pays upon termination)	1/2/25	(433,854)	—	(433,854)

BRL	11,269	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	8.57% (pays upon termination)	1/2/25	329,302	—	329,302

BRL	47,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.58% (pays upon termination)	1/2/25	2,519,479	—	2,519,479

BRL	5,239	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.90% (pays upon termination)	1/2/25	313,520	—	313,520

CLP	9,792,953	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.09% (pays semi-annually)	12/6/21	301,491	—	301,491

CLP	4,865,090	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.98% (pays semi-annually)	12/11/21	137,015	—	137,015

CLP	8,101,730	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.81% (pays semi-annually)	5/29/23	938,891	—	938,891

CLP	5,000,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.68% (pays semi-annually)	2/11/24	614,482	—	614,482

23	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CLP	1,140,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.49% (pays semi-annually)	4/26/24	$119,063	$—	$119,063

CLP	4,609,640	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.71% (pays semi-annually)	6/13/24	358,689	—	358,689

CLP	3,831,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.09% (pays semi-annually)	10/2/24	126,814	—	126,814

CLP	4,400,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.29% (pays semi-annually)	2/11/25	185,367	—	185,367

CLP	6,884,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.28% (pays semi-annually)	3/2/25	278,107	—	278,107

CLP	12,261,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.91% (pays semi-annually)	3/6/25	225,593	—	225,593

CLP	7,052,300	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.36% (pays semi-annually)	3/16/25	(316,409)	—	(316,409)

CLP	794,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.02% (pays semi-annually)	3/18/29	130,680	—	130,680

CNY	358,670	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.07% (pays quarterly)	5/7/24	2,794,431	—	2,794,431

CNY	68,996	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	468,571	—	468,571

CNY	103,494	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	705,879	—	705,879

CNY	34,498	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.87% (pays quarterly)	6/10/24	228,882	—	228,882

CNY	27,360	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.67% (pays quarterly)	8/12/24	153,506	—	153,506

CNY	15,590	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.67% (pays quarterly)	8/12/24	88,191	—	88,191

CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.87% (pays quarterly)	9/17/24	309,679	—	309,679

CNY	42,410	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.92% (pays quarterly)	10/8/24	302,916	—	302,916

24	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CNY	63,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.10% (pays quarterly)	11/15/24	$543,075	$—	$543,075

CNY	90,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.00% (pays quarterly)	1/6/25	712,967	—	712,967

CNY	105,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.59% (pays quarterly)	2/10/25	573,328	—	573,328

CZK	232,350	Pays	6-month CZK PRIBOR (pays semi-annually)	1.84% (pays annually)	12/5/24	485,163	—	485,163

CZK	811,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.80% (pays annually)	2/26/25	1,596,503	—	1,596,503

CZK	253,100	Pays	6-month CZK PRIBOR (pays semi-annually)	1.74% (pays annually)	2/28/25	470,466	—	470,466

CZK	200,800	Pays	6-month CZK PRIBOR (pays semi-annually)	1.40% (pays annually)	3/6/25	237,688	—	237,688

CZK	259,000	Receives	6-month CZK PRIBOR (pays semi-annually)	1.40% (pays annually)	3/16/25	(307,483)	—	(307,483)

CZK	258,400	Receives	6-month CZK PRIBOR (pays semi-annually)	1.37% (pays annually)	3/17/25	(288,987)	—	(288,987)

CZK	497,198	Pays	6-month CZK PRIBOR (pays semi-annually)	1.74% (pays annually)	5/31/29	1,841,181	—	1,841,181

EUR	16,300	Receives	6-month EURIBOR (pays semi-annually)	0.25% (pays annually)	9/20/22	(307,294)	(31,022)	(338,316)

HUF	5,700,000	Pays	6-month HUF BUBOR (pays semi-annually)	2.30% (pays annually)	11/19/23	882,019	—	882,019

HUF	7,255,400	Pays	6-month HUF BUBOR (pays semi-annually)	1.39% (pays annually)	5/31/24	494,610	—	494,610

HUF	1,680,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.79% (pays annually)	8/6/24	(46,538)	—	(46,538)

HUF	3,500,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.71% (pays annually)	11/22/24	(207,510)	—	(207,510)

HUF	2,177,700	Pays	6-month HUF BUBOR (pays semi-annually)	1.22% (pays annually)	3/3/25	19,056	—	19,056

HUF	2,176,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.25% (pays annually)	3/16/25	(27,661)	—	(27,661)

HUF	6,619,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.30% (pays annually)	3/16/25	(133,936)	—	(133,936)

MXN	154,220	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.35% (pays monthly)	4/13/22	45,022	—	45,022

MXN	74,620	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.38% (pays monthly)	4/13/22	23,572	—	23,572

MXN	74,622	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.25% (pays monthly)	4/14/22	16,232	—	16,232

25	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

MXN	233,195	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.29% (pays monthly)	4/14/22	$58,791	$—	$58,791

MXN	48,628	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.16% (pays monthly)	4/15/22	7,168	—	7,168

MXN	74,623	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.20% (pays monthly)	4/15/22	13,407	—	13,407

MXN	74,622	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.14% (pays monthly)	4/18/22	10,154	—	10,154

MXN	154,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.29% (pays monthly)	11/22/22	359,015	(12,797)	346,218

MXN	267,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.58% (pays monthly)	3/21/23	766,597	(3,383)	763,214

MXN	350,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.98% (pays monthly)	11/29/23	1,836,849	(10,012)	1,826,837

MXN	516,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.54% (pays monthly)	12/15/23	2,431,829	—	2,431,829

MXN	185,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.13% (pays monthly)	2/2/24	784,898	—	784,898

MXN	166,961	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	3/7/24	(383,509)	—	(383,509)

MXN	600,760	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	3/7/24	(1,353,027)	—	(1,353,027)

MXN	408,300	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.35% (pays monthly)	3/14/24	(1,279,212)	—	(1,279,212)

MXN	180,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.69% (pays monthly)	5/22/24	669,358	(4,853)	664,505

MXN	329,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.49% (pays monthly)	6/5/24	1,131,976	—	1,131,976

MXN	67,771	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08% (pays monthly)	6/27/24	82,669	—	82,669

MXN	224,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.19% (pays monthly)	6/27/24	668,654	—	668,654

26	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

MXN	130,204	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.66% (pays monthly)	11/7/24	$(282,685)	$—	$(282,685)

MXN	144,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.40% (pays monthly)	3/11/25	(505,772)	—	(505,772)

MXN	130,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.21% (pays monthly)	6/29/26	145,924	—	145,924

MXN	176,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.86% (pays monthly)	1/5/28	845,428	(5,181)	840,247

MXN	168,218	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.58% (pays monthly)	10/13/28	1,158,279	(12,760)	1,145,519

MXN	232,520	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.06% (pays monthly)	7/30/29	565,023	—	565,023

MXN	83,120	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.77% (pays monthly)	9/18/29	127,581	—	127,581

MXN	206,360	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.94% (pays monthly)	11/21/29	412,755	—	412,755

MXN	70,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.43% (pays monthly)	6/22/37	223,321	—	223,321

PLN	2,300	Pays	6-month PLN WIBOR (pays semi-annually)	5.36% (pays annually)	7/30/20	26,260	—	26,260

PLN	4,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.19% (pays annually)	10/28/21	40,404	—	40,404

PLN	35,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.35% (pays annually)	11/19/22	439,652	—	439,652

PLN	25,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	6/8/23	463,533	—	463,533

PLN	20,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.04% (pays annually)	1/31/24	277,146	—	277,146

PLN	16,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	2/11/24	214,641	—	214,641

PLN	13,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.05% (pays annually)	2/28/24	179,850	—	179,850

PLN	15,522	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	3/13/24	209,506	—	209,506

PLN	18,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.99% (pays annually)	5/30/24	315,512	—	315,512

PLN	37,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.79% (pays annually)	7/5/24	559,247	—	559,247

27	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

PLN	27,850	Pays	6-month PLN WIBOR (pays semi-annually)	1.76% (pays annually)	8/6/24	$406,558	$—	$406,558

PLN	12,200	Pays	6-month PLN WIBOR (pays semi-annually)	1.66% (pays annually)	10/2/24	169,786	—	169,786

PLN	11,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/28/24	271,186	—	271,186

PLN	40,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.73% (pays annually)	11/22/24	522,354	—	522,354

PLN	50,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.97% (pays annually)	1/20/25	790,534	—	790,534

PLN	30,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.67% (pays annually)	2/26/25	364,790	—	364,790

PLN	44,200	Pays	6-month PLN WIBOR (pays semi-annually)	1.64% (pays annually)	2/27/25	520,379	—	520,379

PLN	43,300	Pays	6-month PLN WIBOR (pays semi-annually)	1.37% (pays annually)	3/6/25	374,558	—	374,558

PLN	44,400	Receives	6-month PLN WIBOR (pays semi-annually)	1.35% (pays annually)	3/16/25	(373,445)	—	(373,445)

PLN	37,000	Receives	6-month PLN WIBOR (pays semi-annually)	1.44% (pays annually)	3/17/25	(351,101)	—	(351,101)

PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	2,920,953	—	2,920,953

THB	175,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.29% (pays semi-annually)	11/25/24	106,522	—	106,522

THB	456,500	Pays	6-month THB Fixing Rate (pays semi-annually)	1.26% (pays semi-annually)	12/16/24	256,413	—	256,413

THB	459,600	Pays	6-month THB Fixing Rate (pays semi-annually)	0.98% (pays semi-annually)	2/5/25	58,529	—	58,529

THB	675,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.94% (pays semi-annually)	2/12/25	39,941	—	39,941

THB	442,000	Pays	6-month THB Fixing Rate (pays semi-annually)	0.70% (pays semi-annually)	3/6/25	(110,486)	—	(110,486)

THB	483,000	Receives	6-month THB Fixing Rate (pays semi-annually)	1.02% (pays semi-annually)	3/17/25	(120,144)	—	(120,144)

THB	458,500	Receives	6-month THB Fixing Rate (pays semi-annually)	1.03% (pays semi-annually)	3/17/25	(121,260)	—	(121,260)

THB	320,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.07% (pays semi-annually)	3/27/25	105,803	—	105,803

28	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

THB	388,735	Pays	6-month THB Fixing Rate (pays semi-annually)	0.99% (pays semi-annually)	3/31/25	$75,550	$—	$75,550

USD	6,200	Receives	3-month USD-LIBOR (pays quarterly)	0.48% (pays semi-annually)	3/31/23	(13,998)	—	(13,998)

USD	6,198	Receives	3-month USD-LIBOR (pays quarterly)	0.48% (pays semi-annually)	3/31/23	(14,271)	—	(14,271)

USD	1,380	Receives	3-month USD-LIBOR (pays quarterly)	0.46% (pays semi-annually)	4/1/23	(2,336)	—	(2,336)

USD	7,400	Receives	3-month USD-LIBOR (pays quarterly)	0.47% (pays semi-annually)	4/1/23	(13,408)	—	(13,408)

USD	3,181	Receives	3-month USD-LIBOR (pays quarterly)	0.46% (pays semi-annually)	4/2/23	(5,404)	—	(5,404)

USD	512	Receives	3-month USD-LIBOR (pays quarterly)	0.46% (pays semi-annually)	4/3/23	(876)	—	(876)

ZAR	44,500	Pays	3-month ZAR JIBAR (pays quarterly)	7.67% (pays quarterly)	5/15/24	205,326	—	205,326

ZAR	221,000	Pays	3-month ZAR JIBAR (pays quarterly)	6.99% (pays quarterly)	7/3/24	677,377	—	677,377

ZAR	559,737	Pays	3-month ZAR JIBAR (pays quarterly)	6.88% (pays quarterly)	1/10/25	1,374,600	—	1,374,600

ZAR	666,353	Pays	3-month ZAR JIBAR (pays quarterly)	6.90% (pays quarterly)	1/10/25	1,663,757	—	1,663,757

ZAR	149,940	Pays	3-month ZAR JIBAR (pays quarterly)	6.76% (pays quarterly)	1/24/25	336,942	—	336,942

ZAR	55,027	Pays	3-month ZAR JIBAR (pays quarterly)	6.64% (pays quarterly)	2/14/25	103,635	—	103,635

ZAR	256,793	Pays	3-month ZAR JIBAR (pays quarterly)	6.65% (pays quarterly)	2/14/25	486,730	—	486,730

ZAR	244,000	Receives	3-month ZAR JIBAR (pays quarterly)	7.04% (pays quarterly)	3/12/25	(656,941)	—	(656,941)

ZAR	145,500	Receives	3-month ZAR JIBAR (pays quarterly)	7.07% (pays quarterly)	3/12/25	(402,178)	—	(402,178)

ZAR	65,700	Receives	3-month ZAR JIBAR (pays quarterly)	6.91% (pays quarterly)	3/13/25	(155,330)	—	(155,330)

ZAR	68,770	Pays	3-month ZAR JIBAR (pays quarterly)	8.79% (pays quarterly)	3/18/26	450,185	—	450,185

ZAR	54,320	Pays	3-month ZAR JIBAR (pays quarterly)	8.12% (pays quarterly)	10/6/26	231,731	—	231,731

Total						$41,256,216	$(80,008)	$41,176,208

29	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/23	$2,110,500

Bank of America, N.A.	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.46% (pays monthly)	9/24/20	3,935

Bank of America, N.A.	PLN	3,600	Pays	6-month PLN WIBOR (pays semi-annually)	4.95% (pays annually)	9/14/20	36,978

Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR (pays semi-annually)	5.45% (pays annually)	6/7/21	207,977

Bank of America, N.A.	RUB	1,085,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.20% (pays annually)	3/4/25	224,421

Bank of America, N.A.	THB	400,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/2/22	437,727

Bank of America, N.A.	THB	230,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.90% (pays semi-annually)	12/8/22	253,088

Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.72% (pays upon termination)	1/4/21	1,175,562

Citibank, N.A.	MYR	44,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.95% (pays quarterly)	3/20/23	550,108

Citibank, N.A.	MYR	5,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	74,575

Citibank, N.A.	MYR	40,530	Pays	3-month MYR KLIBOR (pays quarterly)	3.73% (pays quarterly)	1/29/24	536,482

Citibank, N.A.	MYR	40,000	Pays	3-month MYR KLIBOR (pays quarterly)	3.37% (pays quarterly)	5/29/24	447,702

Citibank, N.A.	MYR	42,400	Pays	3-month MYR KLIBOR (pays quarterly)	3.13% (pays quarterly)	10/4/24	404,667

Citibank, N.A.	MYR	53,296	Pays	3-month MYR KLIBOR (pays quarterly)	3.29% (pays quarterly)	11/7/24	609,226

Citibank, N.A.	RUB	768,000	Receives	3-month Moscow Prime Offered Rate (pays quarterly)	8.65% (pays annually)	3/13/25	(1,238,515)

Citibank, N.A.	THB	490,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.03% (pays semi-annually)	4/24/22	399,649

Citibank, N.A.	THB	260,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.79% (pays semi-annually)	8/10/22	225,896

Citibank, N.A.	THB	330,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.87% (pays semi-annually)	3/27/23	366,634

Citibank, N.A.	THB	250,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.22% (pays semi-annually)	10/25/23	389,914

Citibank, N.A.	THB	87,340	Pays	6-month THB Fixing Rate (pays semi-annually)	1.96% (pays semi-annually)	3/18/24	129,995

Credit Suisse International	RUB	51,950	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	5/23/22	81,878

30	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Credit Suisse International	RUB	275,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	11/1/22	$297,475

Credit Suisse International	RUB	230,200	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.66% (pays annually)	8/1/24	367,064

Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.98% (pays upon termination)	1/2/23	312,763

Deutsche Bank AG	THB	324,320	Pays	6-month THB Fixing Rate (pays semi-annually)	2.13% (pays semi-annually)	11/19/23	563,234

Goldman Sachs International	CLP	8,866,700	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.83% (pays semi-annually)	5/29/23	1,033,160

Goldman Sachs International	CLP	4,345,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.25% (pays semi-annually)	12/6/28	892,129

Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.54% (pays annually)	5/10/21	266,011

Goldman Sachs International	RUB	1,487,640	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.67% (pays annually)	11/20/24	1,096,173

Goldman Sachs International	RUB	1,543,910	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.67% (pays annually)	11/20/24	1,137,635

Goldman Sachs International	RUB	879,100	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.51% (pays annually)	4/16/25	325,514

HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.28% (pays monthly)	12/23/20	24,167

JPMorgan Chase Bank, N.A.	MYR	10,000	Pays	3-month MYR KLIBOR (pays quarterly)	4.13% (pays quarterly)	10/19/20	17,916

JPMorgan Chase Bank, N.A.	MYR	11,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	8/1/23	153,217

JPMorgan Chase Bank, N.A.	MYR	5,810	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	78,977

JPMorgan Chase Bank, N.A.	MYR	5,815	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	8/14/23	79,045

JPMorgan Chase Bank, N.A.	MYR	14,500	Pays	3-month MYR KLIBOR (pays quarterly)	3.86% (pays quarterly)	9/4/23	196,572

JPMorgan Chase Bank, N.A.	MYR	11,600	Pays	3-month MYR KLIBOR (pays quarterly)	3.89% (pays quarterly)	9/5/23	159,880

JPMorgan Chase Bank, N.A.	MYR	12,167	Pays	3-month MYR KLIBOR (pays quarterly)	3.66% (pays quarterly)	2/20/24	161,514

JPMorgan Chase Bank, N.A.	RUB	565,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.78% (pays annually)	8/6/24	941,688

JPMorgan Chase Bank, N.A.	RUB	401,200	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.20% (pays annually)	10/1/24	514,386

31	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (continued)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.95% (pays monthly)	12/3/31	$152,639

Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.90% (pays upon termination)	1/2/23	312,311

Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	12.83% (pays upon termination)	1/2/23	679,936

Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR (pays quarterly)	4.19% (pays quarterly)	10/24/24	82,994

Standard Chartered Bank	MYR	5,800	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	7/23/23	73,482

Standard Chartered Bank	MYR	5,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.88% (pays quarterly)	9/4/23	80,845

Standard Chartered Bank	MYR	54,900	Pays	3-month MYR KLIBOR (pays quarterly)	3.12% (pays quarterly)	10/4/24	519,722

Standard Chartered Bank	THB	650,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.15% (pays semi-annually)	8/20/23	997,902

							$18,946,750

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

South Africa	$2,240	1.00% (pays quarterly)(1)	6/20/21	3.19%	$(52,901)	$76,496	$23,595

Turkey	4,570	1.00% (pays quarterly)(1)	6/20/21	5.62	(228,817)	267,726	38,909

Total	$6,810				$(281,718)	$344,222	$62,504

32	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Markit CDX Emerging Markets Index (CDX.EM.31.V1)	$100	1.00% (pays quarterly)(1)	6/20/24	$9,506	$(2,424)	$7,082

South Africa	500	1.00% (pays quarterly)(1)	9/20/20	2,622	(597)	2,025

Total				$12,128	$(3,021)	$9,107

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Bahamas	Deutsche Bank AG	$1,600	1.00% (pays quarterly)(1)	6/20/22	3.33%	$(75,743)	$61,459	$(14,284)

Total		$1,600				$(75,743)	$61,459	$(14,284)

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2020, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $8,410,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Value/Unrealized Appreciation (Depreciation)

Goldman Sachs International	9.56% on TRY 16,903,000 (pays annually) plus USD 5,549,245	3-month USD-LIBOR on USD 5,549,245 (pays quarterly) plus TRY 16,903,000	7/28/23	$(3,082,318)

Goldman Sachs International	9.51% on TRY 43,482,000 (pays annually) plus USD 14,326,853	3-month USD-LIBOR on USD 14,326,853 (pays quarterly) plus TRY 43,482,000	7/29/23	(7,992,767)

				$(11,075,085)

*

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

33	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Abbreviations:

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

BAM	–	Bosnia-Herzegovina Convertible Mark

BRL	–	Brazilian Real

CLP	–	Chilean Peso

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

COP	–	Colombian Peso

CRC	–	Costa Rican Colon

CZK	–	Czech Koruna

EUR	–	Euro

GEL	–	Georgian Lari

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

INR	–	Indian Rupee

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

PEN	–	Peruvian Sol

PHP	–	Philippine Peso

PLN	–	Polish Zloty

RON	–	Romanian Leu

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

THB	–	Thai Baht

TRY	–	New Turkish Lira

UAH	–	Ukrainian Hryvnia

UGX	–	Ugandan Shilling

USD	–	United States Dollar

UYU	–	Uruguayan Peso

ZAR	–	South African Rand

34	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Unaffiliated investments, at value (identified cost, $845,575,243)	$790,103,249

Affiliated investment, at value (identified cost, $215,378,232)	215,436,722

Cash	1,530,376

Deposits for derivatives collateral —

Centrally cleared derivatives	74,386,250

OTC derivatives	7,646,000

Foreign currency, at value (identified cost, $16,942,742)	17,195,526

Interest receivable	13,538,383

Dividends receivable from affiliated investment	62,283

Receivable for open forward foreign currency exchange contracts	12,951,351

Receivable for open swap contracts	20,185,265

Receivable for closed swap contracts	567,638

Receivable for open non-deliverable bond forward contracts	7,215,652

Total assets	$1,160,818,695

Liabilities

Cash collateral due to brokers	$7,646,000

Payable for investments purchased	313,194

Payable for variation margin on open financial futures contracts	3,342

Payable for variation margin on open centrally cleared derivatives	3,517,194

Payable for open forward foreign currency exchange contracts	9,924,349

Payable for open swap contracts	12,327,884

Upfront receipts on open non-centrally cleared swap contracts	61,459

Payable for open non-deliverable bond forward contracts	11,450

Payable to affiliates:

Investment adviser fee	578,140

Trustees’ fees	5,634

Accrued foreign capital gains taxes	597,945

Accrued expenses	1,543,908

Total liabilities	$36,530,499

Net Assets applicable to investors’ interest in Portfolio	$1,124,288,196

35	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Interest (net of foreign taxes, $2,624,967)	$44,330,447

Dividends from affiliated investment	1,521,807

Total investment income	$45,852,254

Expenses

Investment adviser fee	$4,126,122

Trustees’ fees and expenses	34,081

Custodian fee	839,196

Legal and accounting services	46,310

Miscellaneous	54,490

Total expenses	$5,100,199

Net investment income	$40,752,055

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $1,342,907)	$(7,493,530)

Investment transactions — affiliated investment	(14,490)

Financial futures contracts	(862,407)

Swap contracts	2,311,749

Foreign currency transactions	(4,461,290)

Forward foreign currency exchange contracts	(55,077,185)

Non-deliverable bond forward contracts	(9,006,880)

Net realized loss	$(74,604,033)

Change in unrealized appreciation (depreciation) —

Investments (including net decrease in accrued foreign capital gains taxes of $670,370)	$(84,188,074)

Investments — affiliated investment	43,719

Financial futures contracts	(187,672)

Swap contracts	22,534,143

Foreign currency	(433,745)

Forward foreign currency exchange contracts	(28,125,579)

Non-deliverable bond forward contracts	7,456,448

Net change in unrealized appreciation (depreciation)	$(82,900,760)

Net realized and unrealized loss	$(157,504,793)

Net decrease in net assets from operations	$(116,752,738)

36	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$40,752,055	$70,481,340

Net realized loss	(74,604,033)	(15,066,272)

Net change in unrealized appreciation (depreciation)	(82,900,760)	152,740,534

Net increase (decrease) in net assets from operations	$(116,752,738)	$208,155,602

Capital transactions —

Contributions	$237,190,390	$428,013,477

Withdrawals	(234,639,850)	(180,948,792)

Net increase in net assets from capital transactions	$2,550,540	$247,064,685

Net increase (decrease) in net assets	$(114,202,198)	$455,220,287

Net Assets

At beginning of period	$1,238,490,394	$783,270,107

At end of period	$1,124,288,196	$1,238,490,394

37	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Financial Highlights

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2019	2018		2017		2016		2015

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.80	%(2)	0.78%	0.87	%(3)	0.81	%(4)	0.91	%(4)	0.95	%(4)

Net investment income	6.36	%(2)	7.01%	7.22%		5.90%		5.94%		5.88%

Portfolio Turnover	33	%(5)	46%	52%		40%		73%		47%

Total Return	(7.68	)%(5)	23.15%	(9.33)%		8.23%		16.39%		(17.07)%

Net assets, end of period (000’s omitted)	$1,124,288		$1,238,490	$783,270		$617,181		$348,304		$280,052

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Includes interest expense of 0.02% of average daily net assets for the year ended October 31, 2018.

(4)

Includes interest and dividend expense, primarily on securities sold short and reverse repurchase agreements, of 0.02%, 0.05% and 0.07% for the years ended October 31, 2017, 2016 and 2015, respectively.

(5)	Not annualized.

38	See Notes to Financial Statements.

Emerging Markets Local Income Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2020, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance International (Cayman Islands) Emerging Markets Local Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 94.5%, 4.0%, 0.9% and 0.6%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets

39

Emerging Markets Local Income Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of April 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

J  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship

40

Emerging Markets Local Income Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

K  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

L  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

M  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

N  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.650% of the Portfolio’s average daily net assets up to $1 billion, 0.625% from $1 billion but less than $2 billion, 0.600% from $2 billion but less than $5 billion, and 0.575% of average daily net assets of $5 billion or more, and is payable monthly. For the six months ended April 30, 2020, the Portfolio’s investment adviser fee amounted to $4,126,122 or 0.64% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

41

Emerging Markets Local Income Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, aggregated $278,233,756 and $316,064,747, respectively, for the six months ended April 30, 2020.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,065,309,709

Gross unrealized appreciation	$85,133,307

Gross unrealized depreciation	(110,051,038)

Net unrealized depreciation	$(24,917,731)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2020 is included in the Portfolio of Investments. At April 30, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $22,325,142. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $8,823,571 at April 30, 2020.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under

42

Emerging Markets Local Income Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2020.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2020 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total

Not applicable	$12,128 *	$23,388,919 *	$49,509,390 *	$72,910,437

Receivable for open forward foreign currency exchange contracts	—	12,951,351	—	12,951,351

Receivable/Payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	—	—	20,185,265	20,185,265

Receivable for open non-deliverable bond forward contracts	—	—	7,215,652	7,215,652

Total Asset Derivatives	$12,128	$36,340,270	$76,910,307	$113,262,705

Derivatives not subject to master netting or similar agreements	$12,128	$23,388,919	$49,509,390	$72,910,437

Total Asset Derivatives subject to master netting or similar agreements	$—	$12,951,351	$27,400,917	$40,352,268

Not applicable	$(281,718)*	$(47,695,636)*	$(8,430,854)*	$(56,408,208)

Payable for open forward foreign currency exchange contracts	—	(9,924,349)	—	(9,924,349)

Payable/Receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	(75,743)	—	(12,313,600)	(12,389,343)

Payable for open non-deliverable bond forward contracts	—	—	(11,450)	(11,450)

Total Liability Derivatives	$(357,461)	$(57,619,985)	$(20,755,904)	$(78,733,350)

Derivatives not subject to master netting or similar agreements	$(281,718)	$(47,695,636)	$(8,430,854)	$(56,408,208)

Total Liability Derivatives subject to master netting or similar agreements	$(75,743)	$(9,924,349)	$(12,325,050)	$(22,325,142)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared derivatives, as applicable.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2020.

43

Emerging Markets Local Income Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$10,622,167	$(650,670)	$(9,843,785)	$—	$127,712	$—

Barclays Bank PLC	1,175,562	(475,273)	—	(580,000)	120,289	580,000

BNP Paribas	1,548,064	(1,137,062)	—	(411,002)	—	450,000

Citibank, N.A.	6,092,363	(1,415,650)	—	(3,676,000)	1,000,713	3,676,000

Credit Suisse International	746,417	—	—	(720,000)	26,417	720,000

Deutsche Bank AG	875,997	(75,743)	(790,484)	—	9,770	—

Goldman Sachs International	5,087,777	(5,087,777)	—	—	—	—

HSBC Bank USA, N.A.	24,167	(202)	—	—	23,965	—

JPMorgan Chase Bank, N.A.	2,303,195	(245,677)	—	(1,980,000)	77,518	1,980,000

Morgan Stanley & Co. International PLC	152,639	—	—	(152,639)	—	160,000

Nomura International PLC	1,075,241	—	(1,039,505)	(35,736)	—	80,000

Standard Chartered Bank	10,546,088	(6,571,317)	—	—	3,974,771	—

UBS AG	102,591	(102,591)	—	—	—	—

	$40,352,268	$(15,761,962)	$(11,673,774)	$(7,555,377)	$5,361,155	$7,646,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(650,670)	$650,670	$—	$—	$—	$—

Barclays Bank PLC	(475,273)	475,273	—	—	—	—

BNP Paribas	(1,137,062)	1,137,062	—	—	—	—

Citibank, N.A.	(1,415,650)	1,415,650	—	—	—	—

Deutsche Bank AG	(75,743)	75,743	—	—	—	—

Goldman Sachs International	(11,643,687)	5,087,777	6,555,910	—	—	—

HSBC Bank USA, N.A.	(202)	202	—	—	—	—

JPMorgan Chase Bank, N.A.	(245,677)	245,677	—	—	—	—

Standard Chartered Bank	(6,571,317)	6,571,317	—	—	—	—

UBS AG	(109,861)	102,591	—	—	(7,270)	—

	$(22,325,142)	$15,761,962	$6,555,910	$—	$(7,270)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$7,646,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

44

Emerging Markets Local Income Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2020 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total

Net realized gain (loss) —

Financial futures contracts	$—	$—	$(862,407)	(862,407)

Swap contracts	13,514	(1,919,806)	4,218,041	2,311,749

Forward foreign currency exchange contracts	—	(55,077,185)	—	(55,077,185)

Non-deliverable bond forward contracts	—	—	(9,006,880)	(9,006,880)

Total	$13,514	$(56,996,991)	$(5,651,246)	$(62,634,723)

Change in unrealized appreciation (depreciation) —

Financial futures contracts	$—	$—	$(187,672)	(187,672)

Swap contracts	27,919	1,992,223	20,514,001	22,534,143

Forward foreign currency exchange contracts	—	(28,125,579)	—	(28,125,579)

Non-deliverable bond forward contracts	—	—	7,456,448	7,456,448

Total	$27,919	$(26,133,356)	$27,782,777	$1,677,340

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2020, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-deliverable Bond Forward Contracts	Swap Contracts

$12,888,000	$2,486,809,000	$66,433,000	$1,419,036,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2020.

45

Emerging Markets Local Income Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

7  Investments in Affiliated Funds

At April 30, 2020, the value of the Portfolio’s investment in affiliated funds was $215,436,722, which represents 19.2% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$141,707,135	$615,351,462	$(541,651,104)	$(14,490)	$43,719	$215,436,722	$1,521,807	215,436,722

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

46

Emerging Markets Local Income Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

At April 30, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Foreign Government Bonds	$—	$710,093,125	$—	$710,093,125

Foreign Corporate Bonds	—	18,165,358	—	18,165,358

Sovereign Loans	—	771,143	—	771,143

Short-Term Investments —

Foreign Government Securities	—	38,524,719	—	38,524,719

U.S. Treasury Obligations	—	22,548,904	—	22,548,904

Other	—	215,436,722	—	215,436,722

Total Investments	$—	$1,005,539,971	$—	$1,005,539,971

Forward Foreign Currency Exchange Contracts	$—	$36,340,270	$—	$36,340,270

Non-deliverable Bond Forward Contracts	—	7,215,652	—	7,215,652

Futures Contracts	18,305	—	—	18,305

Swap Contracts	—	69,688,478	—	69,688,478

Total	$18,305	$1,118,784,371	$—	$1,118,802,676

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(57,619,985)	$—	$(57,619,985)

Non-deliverable Bond Forward Contracts	—	(11,450)	—	(11,450)

Futures Contracts	(195,985)	—	—	(195,985)

Swap Contracts	—	(20,905,930)	—	(20,905,930)

Total	$(195,985)	$(78,537,365)	$—	$(78,733,350)

9  Risks and Uncertainties

Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Portfolio’s investments.

47

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

[1]

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

48

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Emerging Markets Local Income Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Emerging Markets Local Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

49

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered each Adviser’s expertise with respect to emerging markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market EVM believes may not be represented or underrepresented by the Portfolio; to hedge certain Portfolio exposures; and/or to otherwise manage the exposures of the Fund.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of accounts. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

50

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

51

Eaton Vance

Emerging Markets Local Income Fund

April 30, 2020

Officers and Trustees

Officers of Eaton Vance Emerging Markets Local Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Emerging Markets Local Income Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Emerging Markets Local Income Fund and Emerging Markets Local Income Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

52

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

53

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Investment Adviser of Emerging Markets Local Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7756    4.30.20

Eaton Vance

Floating-Rate Advantage Fund

Semiannual Report

April 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2020

Eaton Vance

Floating-Rate Advantage Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	55

Officers and Trustees	59

Important Notices	60

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2020

Performance1,2

Portfolio Managers Craig P. Russ and Andrew N. Sveen, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Advisers Class at NAV	03/15/2008	08/04/1989	–9.60%	–9.68%	1.47%	3.47%
Class A at NAV	03/17/2008	08/04/1989	–9.60	–9.77	1.47	3.46
Class A with 2.25% Maximum Sales Charge	—	—	–11.61	–11.80	1.02	3.22
Class C at NAV	03/15/2008	08/04/1989	–9.85	–10.25	0.96	2.95
Class C with 1% Maximum Sales Charge	—	—	–10.73	–11.10	0.96	2.95
Class I at NAV	03/15/2008	08/04/1989	–9.48	–9.46	1.72	3.72
Class R6 at NAV	05/31/2019	08/04/1989	–9.55	–9.51	1.71	3.71
S&P/LSTA Leveraged Loan Index	—	—	–7.14%	–6.61%	1.85%	3.38%

% Total Annual Operating Expense Ratios[3]		Advisers Class	Class A	Class C	Class I	Class R6
		1.87%	1.87%	2.37%	1.62%	1.56%

% Total Leverage[4]
Borrowings						15.58%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2020

Fund Profile5

Top 10 Issuers (% of total investments)6

AppLovin Corporation	1.2%

TransDigm, Inc.	1.2

Kronos Incorporated	1.1

SolarWinds Holdings, Inc.	1.1

MA FinanceCo., LLC	1.1

Ziggo B.V.	1.1

Asurion, LLC	1.1

Informatica, LLC	1.1

CenturyLink, Inc.	1.0

Virgin Media SFA Finance Limited	1.0

Total	11.0%

Top 10 Sectors (% of total investments)6

Electronics/Electrical	15.5%

Business Equipment and Services	8.1

Health Care	7.4

Drugs	5.1

Telecommunications	4.5

Chemicals and Plastics	4.0

Leisure Goods/Activities/Movies	3.9

Industrial Equipment	3.7

Food Products	3.7

Cable and Satellite Television	3.7

Total	59.6%

Credit Quality (% of bonds, loans and asset-backed securities) 7

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2020

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Total leverage is shown as a percentage of the Fund’s aggregate net assets plus borrowings outstanding. The Fund employs leverage through borrowings. Use of leverage creates an opportunity for income, but creates risks including greater volatility of NAV. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its borrowings and may be required to reduce its borrowings at an inopportune time.

[5]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[6]	Excludes cash and cash equivalents.
[7]

Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Fund profile subject to change due to active management.

4

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 – April 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/19)	Ending Account Value (4/30/20)	Expenses Paid During Period* (11/1/19 – 4/30/20)	Annualized Expense Ratio

Actual
Advisers Class	$1,000.00	$904.00	$8.24	1.74%
Class A	$1,000.00	$904.00	$8.24	1.74%
Class C	$1,000.00	$901.50	$10.59	2.24%
Class I	$1,000.00	$905.20	$7.01	1.48%
Class R6	$1,000.00	$904.50	$6.68	1.41%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,016.20	$8.72	1.74%
Class A	$1,000.00	$1,016.20	$8.72	1.74%
Class C	$1,000.00	$1,013.70	$11.22	2.24%
Class I	$1,000.00	$1,017.50	$7.42	1.48%
Class R6	$1,000.00	$1,017.90	$7.07	1.41%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2019. The Example reflects the expenses of both the Fund and Portfolio.

5

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Investment in Senior Debt Portfolio, at value (identified cost, $6,349,420,211)	$5,408,008,499

Receivable for Fund shares sold	22,247,646

Total assets	$5,430,256,145

Liabilities

Payable for Fund shares redeemed	$26,502,435

Distributions payable	3,763,614

Payable to affiliates:

Administration fee	437,603

Distribution and service fees	600,804

Trustees’ fees	42

Accrued expenses	1,271,659

Total liabilities	$32,576,157

Net Assets	$5,397,679,988

Sources of Net Assets

Paid-in capital	$6,722,862,485

Accumulated loss	(1,325,182,497)

Total	$5,397,679,988

Advisers Class Shares

Net Assets	$78,533,170

Shares Outstanding	8,444,427

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.30

Class A Shares

Net Assets	$1,131,817,326

Shares Outstanding	121,681,742

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.30

Maximum Offering Price Per Share

(100 ÷ 97.75 of net asset value per share)	$9.51

Class C Shares

Net Assets	$575,121,992

Shares Outstanding	61,938,249

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.29

Class I Shares

Net Assets	$3,583,310,345

Shares Outstanding	385,293,980

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.30

Class R6 Shares

Net Assets	$28,897,155

Shares Outstanding	3,108,636

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.30

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Interest and other income allocated from Portfolio	$211,261,205

Dividends allocated from Portfolio	2,443,764

Expenses, excluding interest expense, allocated from Portfolio	(18,775,856)

Interest expense allocated from Portfolio	(24,391,363)

Total investment income from Portfolio	$170,537,750

Expenses

Administration fee	$3,331,056

Distribution and service fees

Advisers Class	153,071

Class A	1,663,797

Class C	2,592,209

Trustees’ fees and expenses	250

Custodian fee	29,718

Transfer and dividend disbursing agent fees	2,313,472

Legal and accounting services	70,004

Printing and postage	232,303

Registration fees	187,122

Miscellaneous	35,994

Total expenses	$10,608,996

Net investment income	$159,928,754

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions	$(271,755,965)

Foreign currency transactions	(2,333,126)

Forward foreign currency exchange contracts	16,428,367

Net realized loss	$(257,660,724)

Change in unrealized appreciation (depreciation) —

Investments	$(576,148,470)

Foreign currency	(492,111)

Forward foreign currency exchange contracts	3,677,974

Net change in unrealized appreciation (depreciation)	$(572,962,607)

Net realized and unrealized loss	$(830,623,331)

Net decrease in net assets from operations	$(670,694,577)

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$159,928,754	$457,570,456

Net realized loss	(257,660,724)	(65,684,094)

Net change in unrealized appreciation (depreciation)	(572,962,607)	(282,243,557)

Net increase (decrease) in net assets from operations	$(670,694,577)	$109,642,805

Distributions to shareholders —

Advisers Class	$(3,120,147)	$(8,505,750)

Class A	(33,692,142)	(81,817,211)

Class B	—	(67,772)

Class C	(15,782,324)	(43,286,960)

Class I	(119,538,726)	(323,568,039)

Class R6	(503,239)	(232	)(1)

Total distributions to shareholders	$(172,636,578)	$(457,245,964)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Advisers Class	$12,138,746	$52,985,257

Class A	164,660,900	368,743,874

Class B	—	11,194

Class C	52,453,450	128,232,965

Class I	1,471,146,569	2,452,493,994

Class R6	36,314,982	10,000	(1)

Net asset value of shares issued to shareholders in payment of distributions declared

Advisers Class	3,086,637	8,441,832

Class A	29,305,986	72,477,500

Class B	—	50,528

Class C	13,244,565	36,564,941

Class I	96,000,086	265,788,131

Class R6	503,239	232	(1)

Cost of shares redeemed

Advisers Class	(59,030,706)	(136,222,046)

Class A	(329,140,110)	(1,048,133,962)

Class B	—	(351,463)

Class C	(151,110,293)	(327,137,740)

Class I	(2,314,290,923)	(4,967,318,826)

Class R6	(3,776,566)	—

Net asset value of shares converted(2)

Class A	8,280,385	239,244,578

Class B	—	(2,227,309)

Class C	(8,280,385)	(237,017,269)

Net decrease in net assets from Fund share transactions	$(978,493,438)	$(3,093,363,589)

Net decrease in net assets	$(1,821,824,593)	$(3,440,966,748)

Net Assets

At beginning of period	$7,219,504,581	$10,660,471,329

At end of period	$5,397,679,988	$7,219,504,581

(1)	For the period from the commencement of operations, May 31, 2019, to October 31, 2019.

(2)	Includes the conversion of Class B to Class A shares at the close of business on October 15, 2019 upon the termination of Class B.

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2020

Financial Highlights

	Advisers Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$10.550		$10.940	$10.910	$10.740	$10.470	$10.940

Income (Loss) From Operations

Net investment income(1)	$0.241		$0.558	$0.493	$0.463	$0.527	$0.504

Net realized and unrealized gain (loss)	(1.234)		(0.390)	0.029	0.170	0.270	(0.469)

Total income (loss) from operations	$(0.993)		$0.168	$0.522	$0.633	$0.797	$0.035

Less Distributions

From net investment income	$(0.257)		$(0.558)	$(0.492)	$(0.463)	$(0.527)	$(0.505)

Total distributions	$(0.257)		$(0.558)	$(0.492)	$(0.463)	$(0.527)	$(0.505)

Net asset value — End of period	$9.300		$10.550	$10.940	$10.910	$10.740	$10.470

Total Return(2)	(9.60	)%(3)	1.59%	4.88%	5.99%	7.93%	0.28%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$78,533		$139,516	$221,484	$148,322	$127,613	$156,112

Ratios (as a percentage of average daily net assets):(4)

Expenses excluding interest and fees(5)	1.00	%(6)	0.99%	0.96%	0.95%	1.03%	1.02%

Interest and fee expense	0.74	%(6)	0.87%	0.44%	0.34%	0.44%	0.35%

Total expenses(5)	1.74	%(6)	1.86%	1.40%	1.29%	1.47%	1.37%

Net investment income	4.70	%(6)	5.21%	4.51%	4.26%	5.10%	4.66%

Portfolio Turnover of the Portfolio	17	%(3)	17%	29%	39%	38%	27%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2020

Financial Highlights — continued

	Class A

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$10.550		$10.950	$10.910	$10.740	$10.480	$10.950

Income (Loss) From Operations

Net investment income(1)	$0.239		$0.559	$0.493	$0.462	$0.527	$0.504

Net realized and unrealized gain (loss)	(1.232)		(0.401)	0.039	0.171	0.261	(0.469)

Total income (loss) from operations	$(0.993)		$0.158	$0.532	$0.633	$0.788	$0.035

Less Distributions

From net investment income	$(0.257)		$(0.558)	$(0.492)	$(0.463)	$(0.528)	$(0.505)

Total distributions	$(0.257)		$(0.558)	$(0.492)	$(0.463)	$(0.528)	$(0.505)

Net asset value — End of period	$9.300		$10.550	$10.950	$10.910	$10.740	$10.480

Total Return(2)	(9.60	)%(3)	1.50%	4.97%	5.99%	7.83%	0.37%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,131,817		$1,426,205	$1,856,836	$1,553,486	$1,524,471	$1,684,665

Ratios (as a percentage of average daily net assets):(4)

Expenses excluding interest and fees(5)	1.01	%(6)	0.99%	0.96%	0.94%	1.03%	1.01%

Interest and fee expense	0.73	%(6)	0.88%	0.44%	0.34%	0.44%	0.35%

Total expenses(5)	1.74	%(6)	1.87%	1.40%	1.28%	1.47%	1.36%

Net investment income	4.69	%(6)	5.21%	4.50%	4.26%	5.10%	4.66%

Portfolio Turnover of the Portfolio	17	%(3)	17%	29%	39%	38%	27%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2020

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$10.530		$10.920	$10.890	$10.720	$10.460	$10.920

Income (Loss) From Operations

Net investment income(1)	$0.213		$0.503	$0.436	$0.408	$0.474	$0.449

Net realized and unrealized gain (loss)	(1.222)		(0.390)	0.030	0.170	0.261	(0.459)

Total income (loss) from operations	$(1.009)		$0.113	$0.466	$0.578	$0.735	$(0.010)

Less Distributions

From net investment income	$(0.231)		$(0.503)	$(0.436)	$(0.408)	$(0.475)	$(0.450)

Total distributions	$(0.231)		$(0.503)	$(0.436)	$(0.408)	$(0.475)	$(0.450)

Net asset value — End of period	$9.290		$10.530	$10.920	$10.890	$10.720	$10.460

Total Return(2)	(9.85	)%(3)	1.08%	4.36%	5.47%	7.30%	(0.14)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$575,122		$754,873	$1,192,124	$1,153,754	$1,101,121	$1,133,487

Ratios (as a percentage of average daily net assets):(4)

Expenses excluding interest and fees(5)	1.51	%(6)	1.49%	1.46%	1.45%	1.53%	1.51%

Interest and fee expense	0.73	%(6)	0.87%	0.44%	0.34%	0.44%	0.35%

Total expenses(5)	2.24	%(6)	2.36%	1.90%	1.79%	1.97%	1.86%

Net investment income	4.19	%(6)	4.71%	4.00%	3.76%	4.60%	4.16%

Portfolio Turnover of the Portfolio	17	%(3)	17%	29%	39%	38%	27%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2020

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$10.550		$10.940	$10.910	$10.740	$10.470	$10.940

Income (Loss) From Operations

Net investment income(1)	$0.252		$0.586	$0.521	$0.489	$0.551	$0.530

Net realized and unrealized gain (loss)	(1.233)		(0.392)	0.028	0.171	0.271	(0.468)

Total income (loss) from operations	$(0.981)		$0.194	$0.549	$0.660	$0.822	$0.062

Less Distributions

From net investment income	$(0.269)		$(0.584)	$(0.519)	$(0.490)	$(0.552)	$(0.532)

Total distributions	$(0.269)		$(0.584)	$(0.519)	$(0.490)	$(0.552)	$(0.532)

Net asset value — End of period	$9.300		$10.550	$10.940	$10.910	$10.740	$10.470

Total Return(2)	(9.48	)%(3)	1.84%	5.14%	6.26%	8.19%	0.53%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,583,310		$4,898,901	$7,387,447	$4,773,140	$2,409,972	$2,103,799

Ratios (as a percentage of average daily net assets):(4)

Expenses excluding interest and fees(5)	0.75	%(6)	0.74%	0.71%	0.70%	0.78%	0.77%

Interest and fee expense	0.73	%(6)	0.88%	0.44%	0.34%	0.44%	0.35%

Total expenses(5)	1.48	%(6)	1.62%	1.15%	1.04%	1.22%	1.12%

Net investment income	4.94	%(6)	5.47%	4.76%	4.50%	5.33%	4.89%

Portfolio Turnover of the Portfolio	17	%(3)	17%	29%	39%	38%	27%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2020

Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2020 (Unaudited)		Period Ended October 31, 2019(1)

Net asset value — Beginning of period	$10.550		$10.740

Income (Loss) From Operations

Net investment income(2)	$0.245		$0.247

Net realized and unrealized loss	(1.222)		(0.190)

Total income (loss) from operations	$(0.977)		$0.057

Less Distributions

From net investment income	$(0.273)		$(0.247)

Total distributions	$(0.273)		$(0.247)

Net asset value — End of period	$9.300		$10.550

Total Return(3)	(9.55	)%(4)	0.53	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$28,897		$10

Ratios (as a percentage of average daily net assets):(5)

Expenses excluding interest and fees	0.70	%(6)	0.62	%(6)

Interest and fee expense	0.71	%(6)	0.94	%(6)

Total expenses	1.41	%(6)	1.56	%(6)

Net investment income	4.94	%(6)	5.48	%(6)

Portfolio Turnover of the Portfolio	17	%(4)	17	%(4)(7)

(1)	For the period from the commencement of operations, May 31, 2019, to October 31, 2019.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

(7)	For the year ended October 31, 2019.

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Advantage Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares of the Fund generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. The Advisers Class, Class I and Class R6 shares are generally sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Senior Debt Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (97.8% at April 30, 2020). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

14

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $135,680,627 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2019, $135,680,627 are long-term.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.10% of the Fund’s average daily net assets. For the six months ended April 30, 2020, the administration fee amounted to $3,331,056. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2020, EVM earned $221,840 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $33,318 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2020. EVD also received distribution and service fees from Advisers Class, Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2020 amounted to $153,071 for Advisers Class shares and $1,663,797 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.60% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2020, the Fund paid or accrued to EVD $2,073,767 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.15% per annum of its average daily net assets attributable to Class C shares. Although there is no present intention to do so, Class C shares could pay service fees of up to 0.25% annually upon Trustee approval. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2020 amounted to $518,442 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2020, the Fund was informed that EVD received approximately $90,000 and $53,000 of CDSCs paid by Class A and Class C shareholders, respectively.

15

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended April 30, 2020, increases and decreases in the Fund’s investment in the Portfolio aggregated $419,112,156 and $1,601,845,404, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Advisers Class	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	1,165,241	4,932,149

Issued to shareholders electing to receive payments of distributions in Fund shares	301,448	790,265

Redemptions	(6,245,439)	(12,739,183)

Net decrease	(4,778,750)	(7,016,769)

Class A	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	16,081,389	34,376,772

Issued to shareholders electing to receive payments of distributions in Fund shares	2,876,879	6,781,012

Redemptions	(33,254,305)	(98,071,392)

Converted from Class B shares	—	208,865

Converted from Class C shares	835,895	22,203,520

Net decrease	(13,460,142)	(34,501,223)

Class B		Year Ended October 31, 2019(1)

Sales		1,046

Issued to shareholders electing to receive payments of distributions in Fund shares		4,718

Redemptions		(32,715)

Converted to Class A shares		(208,281)

Net decrease		(235,232)

Class C	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	5,060,379	11,974,968

Issued to shareholders electing to receive payments of distributions in Fund shares	1,302,036	3,428,531

Redemptions	(15,251,143)	(30,640,144)

Converted to Class A shares	(837,173)	(22,222,654)

Net decrease	(9,725,901)	(37,459,299)

16

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	147,382,585	228,820,280

Issued to shareholders electing to receive payments of distributions in Fund shares	9,406,413	24,872,407

Redemptions	(235,759,717)	(464,448,589)

Net decrease	(78,970,719)	(210,755,902)

Class R6	Six Months Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019(2)

Sales	3,440,793	931

Issued to shareholders electing to receive payments of distributions in Fund shares	51,053	22

Redemptions	(384,163)	—

Net increase	3,107,683	953

(1)	At the close of business on October 15, 2019, Class B shares were converted into Class A and Class B was terminated.

(2)	For the period from the commencement of operations, May 31, 2019, to October 31, 2019.

17

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 111.6%(1)
Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.4%

Aernnova Aerospace S.A.U

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 22, 2027	EUR	1,071	$924,623

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 26, 2027	EUR	4,179	3,606,030

AI Convoy (Luxembourg) S.a.r.l.

Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing January 17, 2027	EUR	4,300	4,518,955

Term Loan, 4.65%, (USD LIBOR + 3.50%), Maturing January 17, 2027(2)		5,300	5,041,625

Dynasty Acquisition Co., Inc.

Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		7,692	6,804,051

Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		14,307	12,655,535

IAP Worldwide Services, Inc.

Revolving Loan, 1.38%, (3 mo. USD LIBOR + 5.50%), Maturing July 19, 2021(3)		944	870,428

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2020(4)		1,230	972,702

TransDigm, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing August 22, 2024		30,713	27,051,743

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing December 9, 2025		52,226	45,934,044

WP CPP Holdings, LLC

Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), Maturing April 30, 2025(2)		29,911	22,657,925

			$131,037,661

Automotive — 2.7%

Adient US, LLC

Term Loan, 5.52%, (3 mo. USD LIBOR + 4.00%), Maturing May 6, 2024		3,002	$2,725,535

American Axle and Manufacturing, Inc.

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 6, 2024		19,982	17,392,839

Autokiniton US Holdings, Inc.

Term Loan, 6.78%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025		9,751	7,801,050

Bright Bidco B.V.

Term Loan, 4.57%, (USD LIBOR + 3.50%), Maturing June 30, 2024(2)		20,281	6,346,394

Chassix, Inc.

Term Loan, 7.35%, (USD LIBOR + 5.50%), Maturing November 15, 2023(2)		7,136	5,137,740

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)

CS Intermediate Holdco 2, LLC

Term Loan, 2.75%, (1 mo. USD LIBOR + 2.00%, Floor 0.75%), Maturing November 2, 2023		3,980	$2,885,499

Dayco Products, LLC

Term Loan, 5.86%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		11,762	8,821,423

Garrett LX III S.a.r.l.

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 27, 2025	EUR	4,953	4,830,626

Goodyear Tire & Rubber Company (The)

Term Loan - Second Lien, 3.20%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2025		6,883	6,397,198

IAA, Inc.

Term Loan, 2.69%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026		7,208	6,910,550

Panther BF Aggregator 2 L.P.

Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing April 30, 2026	EUR	500	511,853

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026		28,015	25,459,015

Tenneco, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		36,870	28,582,235

Thor Industries, Inc.

Term Loan, 4.75%, (USD LIBOR + 3.75%), Maturing February 1, 2026(2)		9,142	8,414,111

TI Group Automotive Systems, LLC

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing June 30, 2022		9,693	9,038,823

Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	6,637	6,673,370

Visteon Corporation

Term Loan, 2.40%, (USD LIBOR + 1.75%), Maturing March 25, 2024(2)		2,500	2,353,125

			$150,281,386

Beverage and Tobacco — 0.3%

Arterra Wines Canada, Inc.

Term Loan, 3.80%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		4,754	$4,595,058

Flavors Holdings, Inc.

Term Loan, 7.20%, (3 mo. USD LIBOR + 5.75%), Maturing June 30, 2020		11,387	10,874,520

Term Loan - Second Lien, 11.45%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		2,000	1,820,000

			$17,289,578

18	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Brokerage / Securities Dealers / Investment Houses — 0.5%

Advisor Group, Inc.

Term Loan, 5.40%, (1 mo. USD LIBOR + 5.00%), Maturing July 31, 2026	12,921	$10,764,912

Clipper Acquisitions Corp.

Term Loan, 2.73%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024	12,145	11,598,893

OZ Management L.P.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023	527	522,126

Resolute Investment Managers, Inc.

Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 30, 2023	3,800	3,420,000

		$26,305,931

Building and Development — 3.4%

ACProducts, Inc.

Term Loan, 8.19%, (3 mo. USD LIBOR + 6.50%), Maturing August 18, 2025	4,375	$3,937,500

Advanced Drainage Systems, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026	3,348	3,276,803

American Builders & Contractors Supply Co., Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027	23,651	22,365,107

APi Group DE, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026	16,259	15,807,048

Brookfield Property REIT, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	4,244	3,221,220

Core & Main L.P.

Term Loan, 3.99%, (USD LIBOR + 2.75%), Maturing August 1, 2024(2)	18,330	17,405,549

CPG International, Inc.

Term Loan, 5.93%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024	14,906	13,639,349

Cushman & Wakefield U.S. Borrower, LLC

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2025	37,569	34,979,251

Henry Company, LLC

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing October 5, 2023	2,583	2,402,926

NCI Building Systems, Inc.

Term Loan, 4.58%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	10,295	8,896,682

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)

Quikrete Holdings, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2027		12,568	$11,774,842

RE/MAX International, Inc.

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing December 15, 2023		16,203	15,230,866

Realogy Group, LLC

Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		8,065	6,811,544

Summit Materials Companies I, LLC

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024		2,029	1,925,901

Werner FinCo L.P.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		13,335	11,534,943

WireCo WorldGroup, Inc.

Term Loan, 6.07%, (6 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		8,336	6,314,161

Term Loan - Second Lien, 10.07%, (6 mo. USD LIBOR + 9.00%), Maturing September 30, 2024		8,525	6,180,625

			$185,704,317

Business Equipment and Services — 9.2%

Adtalem Global Education, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		6,214	$5,776,719

Airbnb, Inc.

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 17, 2025		7,500	7,659,375

AlixPartners, LLP

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing April 4, 2024	EUR	9,331	9,969,471

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing April 4, 2024		21,863	21,174,392

Allied Universal Holdco, LLC

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		4,065	3,814,392

Amentum Government Services Holdings, LLC

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.00%), Maturing February 1, 2027		11,075	10,680,453

AppLovin Corporation

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025		34,338	32,856,900

Term Loan, Maturing August 15, 2025(5)		6,125	5,864,687

19	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

ASGN Incorporated

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing April 2, 2025	3,433	$3,369,019

Belfor Holdings, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	6,749	6,529,657

BidFair MergeRight, Inc.

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing January 15, 2027	7,713	6,748,604

Bracket Intermediate Holding Corp.

Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	9,565	8,740,122

Brand Energy & Infrastructure Services, Inc.

Term Loan, 5.45%, (USD LIBOR + 4.25%), Maturing June 21, 2024(2)	8,370	7,127,732

Camelot U.S. Acquisition 1 Co.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing October 31, 2026	12,028	11,601,865

CCC Information Services, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024	7,508	7,128,231

Ceridian HCM Holding, Inc.

Term Loan, 2.64%, (1 week USD LIBOR + 2.50%), Maturing April 30, 2025	23,392	22,193,286

CM Acquisition Co.

Term Loan, 11.45%, (3 mo. USD LIBOR + 10.00%), Maturing July 26, 2023	2,042	1,910,901

Da Vinci Purchaser Corp.

Term Loan, 5.24%, (6 mo. USD LIBOR + 4.00%), Maturing January 8, 2027	4,125	3,908,437

Deerfield Dakota Holding, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing April 9, 2027	1,325	1,274,209

EAB Global, Inc.

Term Loan, 4.88%, (USD LIBOR + 3.75%, Floor 1.00%), Maturing November 15, 2024(2)	13,254	12,624,911

EIG Investors Corp.

Term Loan, 5.39%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023	34,191	31,711,936

Garda World Security Corporation

Term Loan, 6.39%, (3 mo. USD LIBOR + 4.75%), Maturing October 30, 2026	8,983	8,692,543

IG Investment Holdings, LLC

Term Loan, 5.45%, (3 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	30,024	25,088,644

IRI Holdings, Inc.

Term Loan, 5.86%, (3 mo. USD LIBOR + 4.25%), Maturing December 1, 2025	23,674	20,300,084

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Iron Mountain, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		9,286	$8,751,584

KAR Auction Services, Inc.

Term Loan, 2.88%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026		5,342	4,887,830

Kronos Incorporated

Term Loan, 4.76%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		76,871	74,420,557

KUEHG Corp.

Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025		27,563	22,567,174

Term Loan - Second Lien, 9.70%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025		4,075	3,158,125

LGC Group Holdings Limited

Term Loan, Maturing April 21, 2027(5)		3,600	3,402,000

Term Loan, Maturing January 22, 2027(5)	EUR	3,025	3,154,170

Monitronics International, Inc.

Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), Maturing March 29, 2024		15,398	10,470,689

Outfront Media Capital, LLC

Term Loan, 2.58%, (1 mo. USD LIBOR + 1.75%), Maturing November 18, 2026		3,314	3,065,775

PGX Holdings, Inc.

Term Loan, 0.00%, Maturing September 29, 2020(6)		12,701	5,397,870

Pre-Paid Legal Services, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025		8,985	8,255,068

Prometric Holdings, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing January 29, 2025		5,591	4,640,920

Rockwood Service Corporation

Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing January 23, 2027		5,075	4,669,000

Sabre GLBL, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		6,605	6,088,225

Prime Security Services Borrower, LLC

Term Loan, Maturing September 23, 2026(5)		1,500	1,436,562

Speedster Bidco GmbH

Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing March 31, 2027	EUR	2,550	2,569,466

Spin Holdco, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing November 14, 2022		34,520	31,887,735

20	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Vestcom Parent Holdings, Inc.

Term Loan, 5.07%, (6 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		1,806	$1,652,295

WASH Multifamily Laundry Systems, LLC

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022		11,277	10,205,832

West Corporation

Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		4,986	3,891,006

Term Loan, 5.45%, (3 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		5,016	3,954,899

Zephyr Bidco Limited

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing July 23, 2025	EUR	5,025	4,993,838

Zephyr Bidco Limited

Term Loan, 4.48%, (3 mo. GBP LIBOR + 4.25%), Maturing July 23, 2025	GBP	8,725	9,642,966

			$509,910,156

Cable and Satellite Television — 4.4%

Altice France S.A.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		10,862	$10,101,994

Term Loan, 4.81%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		8,764	8,181,882

Charter Communications Operating, LLC

Term Loan, 2.16%, (1 mo. USD LIBOR + 1.75%), Maturing February 1, 2027		12,241	11,819,572

CSC Holdings, LLC

Term Loan, 3.06%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		44,783	43,036,691

Term Loan, 3.06%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		5,795	5,546,741

Mediacom Illinois, LLC

Term Loan, 1.90%, (1 week USD LIBOR + 1.75%), Maturing February 15, 2024		3,127	3,029,683

Numericable Group S.A.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	6,406	6,590,218

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		17,566	16,257,597

Telenet Financing USD, LLC

Term Loan, 2.81%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2028		39,725	37,957,237

Telenet International Finance S.a.r.l.

Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing April 30, 2029	EUR	8,465	9,100,774

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)

UPC Broadband Holding B.V.

Term Loan, 3.06%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2028		8,800	$8,338,000

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing April 30, 2029	EUR	3,150	3,365,628

Virgin Media Bristol, LLC

Term Loan, 3.31%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028		41,755	39,600,537

Virgin Media SFA Finance Limited

Term Loan, 3.51%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	9,825	11,735,228

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing January 31, 2029	EUR	13,800	14,650,139

Ziggo B.V.

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 31, 2029	EUR	15,300	16,092,033

			$245,403,954

Chemicals and Plastics — 4.6%

Aruba Investments, Inc.

Term Loan, 4.32%, (6 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		10,993	$10,663,360

Axalta Coating Systems US Holdings, Inc.

Term Loan, 3.20%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		22,997	22,462,127

Caldic B.V.

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing July 18, 2024	EUR	500	501,694

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing July 18, 2024	EUR	2,266	2,274,146

Chemours Company (The)

Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 3, 2025	EUR	5,742	5,769,825

Element Solutions, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing January 31, 2026		8,088	7,789,612

Emerald Performance Materials, LLC

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 1, 2021		3,575	3,390,423

Ferro Corporation

Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,420	3,308,806

Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,648	3,529,055

Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,727	3,605,774

21	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Flint Group GmbH

Term Loan, 3.75%, (3 mo. EURIBOR + 3.00%, Floor 0.75%), Maturing September 7, 2021	EUR	1,212	$1,097,668

Term Loan, 4.02%, (2 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		1,944	1,584,078

Flint Group US, LLC

Term Loan, 4.02%, (2 mo. USD LIBOR + 3.00%), Maturing September 7, 2021		11,758	9,582,372

Term Loan, 4.02%, (USD LIBOR + 3.00%), Maturing September 7, 2021(2)		2,910	2,371,650

Gemini HDPE, LLC

Term Loan, 3.27%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		12,723	12,214,489

Hexion, Inc.

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing July 1, 2026	EUR	18,800	19,314,349

INEOS Enterprises Holdings II Limited

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing August 28, 2026	EUR	2,325	2,453,898

INEOS Enterprises Holdings US Finco, LLC

Term Loan, 5.11%, (3 mo. USD LIBOR + 3.50%), Maturing August 28, 2026		2,535	2,395,373

INEOS Finance PLC

Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 1, 2024	EUR	8,085	8,560,848

Inovyn Finance PLC

Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 9, 2027	EUR	9,065	9,511,416

Kraton Polymers, LLC

Term Loan, 2.75%, (1 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	1,051	1,140,593

Messer Industries GmbH

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 1, 2026	EUR	4,575	4,863,106

Minerals Technologies, Inc.

Term Loan, 3.06%, (USD LIBOR + 2.25%), Maturing February 14, 2024(2)		13,866	13,684,378

Momentive Performance Materials, Inc.

Term Loan, 3.66%, (1 mo. USD LIBOR + 3.25%), Maturing May 15, 2024		1,143	1,019,732

PMHC II, Inc.

Term Loan, 4.50%, (12 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 31, 2025		14,294	11,864,001

PQ Corporation

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2027		22,369	21,457,503

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Pregis TopCo Corporation

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.00%), Maturing July 31, 2026		6,559	$5,935,499

Rohm Holding GmbH

Term Loan, 5.00%, (2 mo. EURIBOR + 5.00%), Maturing July 31, 2026	EUR	1,900	1,726,420

Term Loan, 6.78%, (6 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		3,890	3,073,278

Spectrum Holdings III Corp.

Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		2,094	1,806,273

Starfruit Finco B.V.

Term Loan, 3.86%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		10,699	9,775,875

Tronox Finance, LLC

Term Loan, 3.59%, (USD LIBOR + 2.75%), Maturing September 23, 2024(2)		25,424	23,924,098

Univar, Inc.

Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		23,481	22,776,168

Venator Materials Corporation

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		577	503,702

			$255,931,589

Clothing / Textiles — 0.1%

Samsonite International SA

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing April 25, 2025		4,607	$4,277,187

			$4,277,187

Conglomerates — 0.1%

Penn Engineering & Manufacturing Corp.

Term Loan, 4.12%, (3 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,088	$1,942,102

SGB-SMIT Management GmbH

Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing July 18, 2024	EUR	8,722	3,584,424

			$5,526,526

Containers and Glass Products — 3.0%

Berry Global, Inc.

Term Loan, 2.83%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		7,749	$7,585,813

Term Loan, 2.83%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2024		10,031	9,780,459

22	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)

Berry Global, Inc. (continued)

Term Loan, 2.83%, (1 mo. USD LIBOR + 2.00%), Maturing July 1, 2026		2,555	$2,449,850

BWAY Holding Company

Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		11,217	9,730,438

Flex Acquisition Company, Inc.

Term Loan, 4.43%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		35,554	33,420,692

Term Loan, 4.68%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		5,141	4,823,490

Libbey Glass, Inc.

Term Loan, 3.86%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		13,864	6,764,057

Pelican Products, Inc.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing May 1, 2025		9,926	8,263,160

Proampac PG Borrower, LLC

Term Loan, 4.84%, (USD LIBOR + 3.50%), Maturing November 20, 2023(2)		8,384	7,796,697

Reynolds Consumer Products, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing February 4, 2027		3,525	3,404,142

Reynolds Group Holdings, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		61,112	58,509,773

Trident TPI Holdings, Inc.

Term Loan, 4.32%, (USD LIBOR + 3.25%), Maturing October 17, 2024(2)		15,721	13,913,160

			$166,441,731

Cosmetics / Toiletries — 0.6%

Kronos Acquisition Holdings, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 15, 2023		36,924	$33,323,642

			$33,323,642

Drugs — 6.1%

Aenova Holding GmbH

Term Loan, 5.00%, (6 mo. EURIBOR + 5.00%), Maturing March 6, 2025	EUR	2,175	$2,304,025

Akorn, Inc.

Term Loan, 15.50%, (1 mo. USD LIBOR + 14.50%, Floor 1.00%), 14.75% cash, 0.75% PIK, Maturing April 16, 2021		21,478	18,328,263

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Drugs (continued)

Albany Molecular Research, Inc.

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing August 30, 2024		9,432	$8,687,415

Alkermes, Inc.

Term Loan, 3.01%, (1 mo. USD LIBOR + 2.25%), Maturing March 27, 2023		13,128	12,143,739

Amneal Pharmaceuticals, LLC

Term Loan, 3.94%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		30,249	27,186,526

Arbor Pharmaceuticals, Inc.

Term Loan, 6.00%, (2 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing July 5, 2023		16,420	13,765,844

Bausch Health Cos., Inc.

Term Loan, 3.72%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		40,427	39,180,136

Catalent Pharma Solutions, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing May 18, 2026		10,271	10,142,859

Elanco Animal Health, Inc.

Term Loan, Maturing February 4, 2027(5)		20,700	20,022,944

Endo Luxembourg Finance Company I S.a.r.l.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing April 29, 2024		30,047	27,628,527

Grifols Worldwide Operations USA, Inc.

Term Loan, 2.14%, (1 week USD LIBOR + 2.00%), Maturing November 15, 2027		36,641	35,541,601

Horizon Therapeutics USA, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%), Maturing May 22, 2026		13,469	13,210,395

Jaguar Holding Company II

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022		67,093	65,981,995

Mallinckrodt International Finance S.A.

Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		37,992	27,109,754

Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		15,188	10,707,579

Nidda Healthcare Holding AG

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 21, 2026	EUR	1,000	1,036,263

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 21, 2026	EUR	6,425	6,650,067

			$339,627,932

23	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment — 0.8%

Advanced Disposal Services, Inc.

Term Loan, 3.00%, (1 week USD LIBOR + 2.25%, Floor 0.75%), Maturing November 10, 2023		21,546	$21,357,138

EnergySolutions, LLC

Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		20,179	18,362,673

US Ecology Holdings, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2026		3,092	3,030,405

			$42,750,216

Electronics / Electrical — 18.6%

Almonde, Inc.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 13, 2024		30,879	$26,967,424

Applied Systems, Inc.

Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024		29,904	28,756,248

Term Loan - Second Lien, 8.45%, (3 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		4,000	3,860,000

Aptean, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.25%), Maturing April 23, 2026		8,878	8,233,899

Astra Acquisition Corp.

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 1, 2027		7,825	7,316,375

Avast Software B.V.

Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing September 29, 2023		6,254	6,107,535

Banff Merger Sub, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		48,016	41,733,781

Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	3,506	3,335,022

Buzz Merger Sub, Ltd.

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing January 29, 2027		5,825	5,577,438

Castle US Holding Corporation

Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing January 29, 2027		10,682	9,044,328

Celestica, Inc.

Term Loan, 3.25%, (2 mo. USD LIBOR + 2.13%), Maturing June 27, 2025		4,093	3,782,277

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		3,619	3,392,578

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Cohu, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		10,032	$8,326,654

CommScope, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026		19,802	18,807,343

CPI International, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 26, 2024		15,150	12,801,362

Datto, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026		4,491	4,232,826

ECI Macola/Max Holdings, LLC

Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		10,089	8,928,575

Electro Rent Corporation

Term Loan, 6.02%, (USD LIBOR + 5.00%), Maturing January 31, 2024(2)		23,761	22,033,585

Entegris, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing November 6, 2025		2,868	2,839,134

Epicor Software Corporation

Term Loan, 3.66%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		46,013	44,611,948

EXC Holdings III Corp.

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing December 2, 2024	EUR	1,711	1,717,591

Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		3,551	3,338,119

Fiserv Investment Solutions, Inc.

Term Loan, 6.44%, (3 mo. USD LIBOR + 4.75%), Maturing February 18, 2027		5,825	5,650,250

Flexera Software, LLC

Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), Maturing February 26, 2025(2)		2,992	2,891,841

Go Daddy Operating Company, LLC

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing February 15, 2024		58,600	57,013,325

Hyland Software, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 1, 2024		37,011	35,701,286

Term Loan - Second Lien, 7.75%, (1 mo. USD LIBOR + 7.00%, Floor 0.75%), Maturing July 7, 2025		7,034	6,612,183

Infoblox, Inc.

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		16,516	15,814,286

24	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Informatica, LLC

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing February 25, 2027	EUR	2,875	$3,038,984

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing February 25, 2027		64,100	60,494,375

Term Loan - Second Lien, 7.13%, Maturing February 25, 2025(7)		5,525	5,345,438

MA FinanceCo., LLC

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		31,390	30,252,191

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		5,548	5,170,939

MACOM Technology Solutions Holdings, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		14,602	13,141,363

Marcel LUX IV S.a.r.l.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing March 15, 2026		1,767	1,687,521

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 16, 2026	EUR	3,350	3,435,533

MaxLinear, Inc.

Term Loan, 3.31%, (1 mo. USD LIBOR + 2.50%), Maturing May 12, 2024		6,947	6,773,684

Mirion Technologies, Inc.

Term Loan, 5.07%, (6 mo. USD LIBOR + 4.00%), Maturing March 6, 2026		6,094	5,892,927

MKS Instruments, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2026		4,005	3,904,788

MTS Systems Corporation

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 5, 2023		3,521	3,415,412

NCR Corporation

Term Loan, 2.91%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026		10,895	10,404,964

Recorded Books, Inc.

Term Loan, Maturing August 29, 2025(5)		2,825	2,627,250

Renaissance Holding Corp.

Term Loan - Second Lien, 7.76%, (3 mo. USD LIBOR + 7.00%), Maturing May 29, 2026		2,175	1,866,874

Seattle Spinco, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		37,468	34,920,624

SGS Cayman L.P.

Term Loan, 6.83%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		3,791	2,634,621

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

SkillSoft Corporation

Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing April 28, 2021	57,613	$34,486,693

SolarWinds Holdings, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	73,255	71,363,041

Solera, LLC

Term Loan, 4.36%, (3 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	54,190	51,570,683

Sparta Systems, Inc.

Term Loan, 4.56%, (6 mo. USD LIBOR + 3.50%), Maturing August 21, 2024	7,043	6,061,524

SS&C Technologies Holdings Europe S.a.r.l.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	12,064	11,659,930

SS&C Technologies, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	7,583	7,322,619

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	16,912	16,344,244

STG-Fairway Holdings, LLC

Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing January 31, 2027	4,350	3,808,969

SurveyMonkey, Inc.

Term Loan, 3.91%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	9,318	8,572,652

Sutherland Global Services, Inc.

Term Loan, 6.83%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	16,285	11,318,208

Tibco Software, Inc.

Term Loan, 4.16%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2026	31,800	29,984,411

Term Loan - Second Lien, 7.66%, (1 mo. USD LIBOR + 7.25%), Maturing March 3, 2028	5,825	5,446,375

TriTech Software Systems

Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	4,051	3,510,945

TTM Technologies, Inc.

Term Loan, 3.48%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	11,983	11,773,318

Uber Technologies, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	7,608	7,216,508

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 4, 2025	38,878	36,901,566

Ultimate Software Group, Inc. (The)

Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	22,944	21,997,560

25	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Ultra Clean Holdings, Inc.

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	10,253	$9,740,596

Verifone Systems, Inc.

Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	19,101	14,958,146

Veritas Bermuda, Ltd.

Term Loan, 5.95%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023	25,963	22,879,793

Vero Parent, Inc.

Term Loan, 7.86%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024	25,069	22,907,137

Vertiv Group Corporation

Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing March 2, 2027	1,200	1,127,063

VS Buyer, LLC

Term Loan, 4.86%, (3 mo. USD LIBOR + 3.25%), Maturing February 28, 2027	12,375	11,787,187

Vungle, Inc.

Term Loan, 5.99%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026	7,686	7,302,056

Western Digital Corporation

Term Loan, 2.77%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	4,209	4,080,378

		$1,028,556,303

Equipment Leasing — 0.7%

Avolon TLB Borrower 1 (US), LLC

Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), Maturing January 15, 2025	21,425	$20,284,627

Delos Finance S.a.r.l.

Term Loan, 3.20%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023	15,593	14,868,103

IBC Capital Limited

Term Loan, 4.64%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023	1,839	1,613,721

		$36,766,451

Financial Intermediaries — 3.8%

Aretec Group, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025	26,453	$22,110,170

Citco Funding, LLC

Term Loan, 3.57%, (6 mo. USD LIBOR + 2.50%), Maturing September 28, 2023	24,119	23,455,958

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)

Claros Mortgage Trust, Inc.

Term Loan, 4.11%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2026		4,546	$4,091,302

Ditech Holding Corporation

Term Loan, 0.00%, Maturing June 30, 2022(6)		28,127	11,250,649

EIG Management Company, LLC

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing February 22, 2025		2,769	2,508,953

Evergood 4 ApS

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	8,550	8,915,092

FinCo. I, LLC

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		9,934	9,629,412

Focus Financial Partners, LLC

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing July 3, 2024		14,577	13,921,291

Franklin Square Holdings L.P.

Term Loan, 2.69%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025		6,723	6,252,037

Greenhill & Co., Inc.

Term Loan, 3.97%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		7,327	6,777,167

GreenSky Holdings, LLC

Term Loan, 3.69%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		11,643	10,653,218

Guggenheim Partners, LLC

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing July 21, 2023		35,059	33,350,230

Harbourvest Partners, LLC

Term Loan, 3.06%, (1 mo. USD LIBOR + 2.25%), Maturing March 3, 2025		2,101	2,012,051

LPL Holdings, Inc.

Term Loan, 2.24%, (1 mo. USD LIBOR + 1.75%), Maturing November 12, 2026		19,850	19,254,742

Nets Holding A/S

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing February 6, 2025	EUR	1,000	1,030,784

Starwood Property Trust, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing July 27, 2026		1,636	1,492,408

StepStone Group L.P.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing March 27, 2025		6,517	6,354,075

Victory Capital Holdings, Inc.

Term Loan, 3.94%, (3 mo. USD LIBOR + 2.50%), Maturing July 1, 2026		14,416	13,866,652

26	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)

Virtus Investment Partners, Inc.

Term Loan, 3.23%, (1 mo. USD LIBOR + 2.25%), Maturing June 1, 2024	8,324	$8,053,832

Walker & Dunlop, Inc.

Term Loan, 2.72%, (3 mo. USD LIBOR + 2.00%), Maturing November 7, 2025	4,440	4,284,387

		$209,264,410

Food Products — 4.4%

Alphabet Holding Company, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	36,210	$32,649,493

Atkins Nutritionals Holdings II, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 7, 2024	3,975	3,882,985

B&G Foods, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing October 10, 2026	3,060	2,983,771

Badger Buyer Corp.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing September 30, 2024	12,854	9,511,827

Del Monte Foods, Inc.

Term Loan, 4.86%, (USD LIBOR + 3.25%), Maturing February 18, 2021(2)	15,528	15,314,796

Froneri International Ltd.

Term Loan - Second Lien, Maturing January 31, 2028(5)	1,125	1,063,125

Froneri International, Ltd.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing January 29, 2027	21,650	20,175,094

Hearthside Food Solutions, LLC

Term Loan, 4.09%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025	13,190	12,176,076

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	6,295	5,857,266

HLF Financing S.a.r.l.

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025	26,251	24,761,234

Jacobs Douwe Egberts International B.V.

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025	22,212	21,786,025

JBS USA Lux S.A.

Term Loan, 3.07%, (6 mo. USD LIBOR + 2.00%), Maturing May 1, 2026	55,582	53,940,382

Nomad Foods Europe Midco Limited

Term Loan, 3.06%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024	19,135	18,549,256

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)

Sunshine Investments B.V.

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 28, 2025	EUR	10,618	$11,351,698

Term Loan, 4.76%, (3 mo. GBP LIBOR + 4.00%), Maturing March 28, 2025	GBP	750	914,711

Valeo F1 Company Limited (Ireland)

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	9,500	8,942,681

			$243,860,420

Food Service — 1.8%

1011778 B.C. Unlimited Liability Company

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing November 19, 2026		51,016	$48,231,735

IRB Holding Corp.

Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing February 5, 2025(2)		23,111	20,303,267

Restaurant Technologies, Inc.

Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		8,162	7,304,666

US Foods, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2023		22,602	20,973,523

			$96,813,191

Food / Drug Retailers — 0.3%

Allsup’s Convenience Stores, Inc.

Term Loan, 6.88%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024		6,003	$5,432,941

L1R HB Finance Limited

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	8,523	5,863,923

Term Loan, 5.77%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	6,773	5,374,141

			$16,671,005

Forest Products — 0.1%

Clearwater Paper Corporation

Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%), Maturing July 26, 2026		4,065	$4,003,840

			$4,003,840

Health Care — 8.9%

Acadia Healthcare Company, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing February 16, 2023		1,266	$1,226,260

27	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

Accelerated Health Systems, LLC

Term Loan, 4.33%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		7,324	$6,372,061

ADMI Corp.

Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), Maturing April 30, 2025		5,450	4,691,131

Alliance Healthcare Services, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing October 24, 2023		9,341	5,137,687

Term Loan - Second Lien, 11.00%, (1 mo. USD LIBOR + 10.00%, Floor 1.00%), Maturing April 24, 2024		5,175	2,070,000

athenahealth, Inc.

Term Loan, 5.28%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026		10,904	10,181,963

Avantor, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing November 21, 2024		7,847	7,748,620

BioClinica, Inc.

Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing October 20, 2023		16,107	14,576,663

BW NHHC Holdco, Inc.

Term Loan, 6.62%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		13,076	8,151,529

Carestream Dental Equipment, Inc.

Term Loan, 4.32%, (6 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		711	584,318

CeramTec AcquiCo GmbH

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 7, 2025	EUR	15,327	15,508,467

Certara L.P.

Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024		7,559	6,841,209

Change Healthcare Holdings, LLC

Term Loan, 3.50%, (3mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing March 1, 2024		6,718	6,500,600

CHG Healthcare Services, Inc.

Term Loan, 4.07%, (6 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		19,584	18,604,772

CryoLife, Inc.

Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024		5,156	4,924,278

Elsan S.A.S.

Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing October 31, 2024	EUR	2,250	2,420,459

Ensemble RCM, LLC

Term Loan, 5.51%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026		6,020	5,804,044

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

Envision Healthcare Corporation

Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		70,466	$49,502,149

Gentiva Health Services, Inc.

Term Loan, 3.69%, (1 mo. USD LIBOR + 3.25%), Maturing July 2, 2025		33,045	31,309,900

Greatbatch Ltd.

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing October 27, 2022		10,341	10,116,478

Hanger, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		23,395	21,348,000

Inovalon Holdings, Inc.

Term Loan, 3.88%, (1 mo. USD LIBOR + 3.00%), Maturing April 2, 2025		12,206	11,870,516

IQVIA, Inc.

Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%), Maturing March 7, 2024		2,660	2,570,444

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing January 17, 2025		14,860	14,361,880

MPH Acquisition Holdings, LLC

Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023		29,244	27,008,875

National Mentor Holdings, Inc.

Term Loan, 4.96%, (USD LIBOR + 4.25%), Maturing March 9, 2026(2)		7,640	7,296,226

Term Loan, 5.71%, (3 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		347	331,366

Navicure, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026		9,175	8,624,500

One Call Corporation

Term Loan, 6.95%, (3 mo. USD LIBOR + 5.25%), Maturing November 25, 2022		15,365	13,073,454

Ortho-Clinical Diagnostics S.A.

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing June 30, 2025	EUR	4,225	4,126,456

Term Loan, 4.27%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025		33,777	30,230,118

Parexel International Corporation

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		9,130	8,428,430

Phoenix Guarantor, Inc.

Term Loan, 4.08%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026		21,376	20,013,444

Radiology Partners, Inc

Term Loan, 5.67%, (USD LIBOR + 4.25%), Maturing July 9, 2025(2)		3,930	3,553,658

28	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

RadNet, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 30, 2023		10,102	$9,439,003

Select Medical Corporation

Term Loan, 3.07%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025		37,393	35,663,481

Surgery Center Holdings, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 3, 2024		13,745	12,324,388

Term Loan, 9.00%, (1 mo. USD LIBOR + 8.00%, Floor 1.00%), Maturing September 3, 2024		2,500	2,512,500

Team Health Holdings, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 6, 2024		7,009	5,211,527

Tecomet, Inc.

Term Loan, 4.43%, (6 mo. USD LIBOR + 3.25%), Maturing May 1, 2024		16,402	15,035,517

U.S. Anesthesia Partners, Inc.

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing June 23, 2024		780	670,770

Verscend Holding Corp.

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		22,349	21,186,630

Viant Medical Holdings, Inc.

Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		2,952	2,258,492

			$489,412,263

Home Furnishings — 0.5%

Serta Simmons Bedding, LLC

Term Loan, 4.61%, (USD LIBOR + 3.50%), Maturing November 8, 2023(2)		63,420	$27,482,163

			$27,482,163

Industrial Equipment — 4.5%

AI Alpine AT Bidco GmbH

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing October 31, 2025	EUR	6,125	$5,765,676

Altra Industrial Motion Corp.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		8,542	8,125,997

Apex Tool Group, LLC

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), Maturing August 1, 2024		17,287	13,953,789

Carlisle Foodservice Products, Inc.

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing March 20, 2025		6,748	5,528,981

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

Clark Equipment Company

Term Loan, 3.20%, (3 mo. USD LIBOR + 1.75%), Maturing May 18, 2024		13,387	$12,620,564

Columbus McKinnon Corporation

Term Loan, 3.95%, (3 mo. USD LIBOR + 2.50%), Maturing January 31, 2024		4,922	4,749,476

CPM Holdings, Inc.

Term Loan, Maturing November 17, 2025(5)		2,750	2,229,219

Delachaux Group S.A.

Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing April 16, 2026	EUR	2,650	2,744,281

Term Loan, 5.36%, (6 mo. USD LIBOR + 4.50%), Maturing April 16, 2026		5,841	4,994,055

DexKo Global, Inc.

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	2,631	2,356,951

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	6,577	5,892,408

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 24, 2024		11,887	10,272,605

DXP Enterprises, Inc.

Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing August 29, 2023		5,192	4,698,647

Dynacast International, LLC

Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		10,460	6,254,160

Engineered Machinery Holdings, Inc.

Term Loan, 4.45%, (3 mo. USD LIBOR + 3.00%), Maturing July 19, 2024		14,721	13,451,393

Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024		2,014	1,848,258

EWT Holdings III Corp.

Term Loan, 3.45%, (2 mo. USD LIBOR + 2.75%), Maturing December 20, 2024		23,281	22,582,134

Filtration Group Corporation

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		26,863	25,743,703

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	3,641	3,647,021

Gates Global, LLC

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	7,834	8,005,160

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 1, 2024		2,309	2,145,673

LTI Holdings, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		7,362	5,963,424

29	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

LTI Holdings, Inc. (continued)

Term Loan, 5.15%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026		2,438	$1,990,830

Minimax Viking GmbH

Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	1,953	2,099,690

Quimper AB

Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	20,625	21,295,237

Robertshaw US Holding Corp.

Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing February 28, 2025(2)		23,062	17,029,735

Terex Corporation

Term Loan, 3.45%, (3 mo. USD LIBOR + 2.00%), Maturing January 31, 2024		8,811	8,326,182

Thermon Industries, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 30, 2024		3,069	2,854,228

Titan Acquisition Limited

Term Loan, 4.45%, (3 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		24,797	21,943,029

			$249,112,506

Insurance — 3.5%

Alliant Holdings Intermediate, LLC

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025		4,759	$4,476,950

Term Loan, 3.97%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		5,732	5,415,012

AmWINS Group, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing January 25, 2024		49,832	48,420,194

Andromeda Investissements

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing June 12, 2026	EUR	2,250	2,425,595

AssuredPartners, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2027		4,115	3,873,978

Asurion, LLC

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		42,187	40,478,082

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2024		2,456	2,359,535

Term Loan - Second Lien, 6.90%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		28,200	27,201,241

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Insurance (continued)

Financiere CEP S.A.S.

Term Loan, 4.00%, (2 mo. EURIBOR + 4.00%), Maturing January 16, 2025	EUR	1,425	$1,547,271

Hub International, Ltd.

Term Loan, 4.02%, (USD LIBOR + 3.00%), Maturing April 25, 2025(2)		22,043	20,918,480

NFP Corp.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing February 15, 2027		36,280	32,803,184

USI, Inc.

Term Loan, Maturing December 2, 2026(5)		5,895	5,640,778

			$195,560,300

Leisure Goods / Activities / Movies — 4.5%

AMC Entertainment Holdings, Inc.

Term Loan, 4.08%, (6 mo. USD LIBOR + 3.00%), Maturing April 22, 2026		10,391	$7,701,800

Amer Sports Oyj

Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	20,475	17,487,242

Ancestry.com Operations, Inc.

Term Loan, 4.66%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026		39,290	34,444,560

Bombardier Recreational Products, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2027		33,451	30,468,728

Cineworld Limited

Term Loan, Maturing February 5, 2027(5)		9,200	5,784,500

ClubCorp Holdings, Inc.

Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		21,472	16,124,011

Crown Finance US, Inc.

Term Loan, 2.38%, (6 mo. EURIBOR + 2.38%), Maturing February 28, 2025	EUR	3,531	2,663,405

Term Loan, 3.32%, (6 mo. USD LIBOR + 2.25%), Maturing February 28, 2025		18,619	12,288,621

Delta 2 (LUX) S.a.r.l.

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 1, 2024		1,250	1,148,047

Emerald Expositions Holding, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		12,789	10,050,162

Etraveli Holding AB

Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing August 2, 2024	EUR	9,350	6,941,796

30	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

Lindblad Expeditions, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		1,171	$907,253

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		4,683	3,629,011

Match Group, Inc.

Term Loan, 3.46%, (3 mo. USD LIBOR + 1.75%), Maturing February 15, 2027		7,625	7,287,830

Motion Finco S.a.r.l.

Term Loan, 4.32%, (USD LIBOR + 3.25%), Maturing November 4, 2026(2)		707	636,133

Term Loan, 4.32%, (USD LIBOR + 3.25%), Maturing November 13, 2026(2)		5,378	4,840,142

NASCAR Holdings, Inc.

Term Loan, 3.37%, (1 mo. USD LIBOR + 2.75%), Maturing October 19, 2026		8,563	8,021,232

Playtika Holding Corp.

Term Loan, 7.07%, (6 mo. USD LIBOR + 6.00%), Maturing December 10, 2024		34,661	34,401,291

SeaWorld Parks & Entertainment, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing March 31, 2024		4,423	3,757,838

SRAM, LLC

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024		10,100	9,696,161

Steinway Musical Instruments, Inc.

Term Loan, 4.54%, (1 mo. USD LIBOR + 3.75%), Maturing February 14, 2025		3,787	3,543,964

Travel Leaders Group, LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		14,482	11,006,358

UFC Holdings, LLC

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing April 29, 2026		15,971	14,993,092

Vue International Bidco PLC

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing July 3, 2026	EUR	3,433	3,208,093

			$251,031,270

Lodging and Casinos — 4.1%

Aristocrat Technologies, Inc.

Term Loan, 2.86%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		10,829	$10,323,671

Azelis Finance S.A.

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing November 10, 2025	EUR	3,750	3,832,049

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)

Boyd Gaming Corporation

Term Loan, 2.39%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		1,011	$951,367

Churchill Downs Incorporated

Term Loan, 2.41%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		3,421	3,253,397

CityCenter Holdings, LLC

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 18, 2024		25,953	23,078,922

Eldorado Resorts, LLC

Term Loan, 3.25%, (6 mo. USD LIBOR + 2.25%), Maturing April 17, 2024		2,748	2,630,490

ESH Hospitality, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing September 18, 2026		2,275	2,099,162

GBT III B.V.

Term Loan, Maturing February 26, 2027(5)		13,798	12,349,119

Term Loan, Maturing February 26, 2027(5)		16,477	14,747,006

Golden Nugget, Inc.

Term Loan, 3.46%, (USD LIBOR + 2.50%), Maturing October 4, 2023(2)		45,710	37,465,729

Golden Nugget, LLC

Term Loan, 13.00%, (3 mo. USD LIBOR + 12.00%, Floor 1.00%), Maturing October 4, 2023		1,875	1,931,250

GVC Holdings (Gibraltar) Limited

Term Loan, 3.31%, (6 mo. USD LIBOR + 2.25%), Maturing March 29, 2024		22,843	21,966,978

GVC Holdings PLC

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing March 29, 2024	EUR	22,500	24,225,125

Hanjin International Corp.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		5,225	4,467,375

Playa Resorts Holding B.V.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024		14,170	11,764,476

Richmond UK Bidco Limited

Term Loan, 4.98%, (6 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	2,453	2,537,396

Stars Group Holdings B.V. (The)

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	8,950	9,722,035

Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		42,037	41,616,483

			$228,962,030

31	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals — 0.6%

Arconic Rolled Products Corporation

Term Loan, 3.24%, (1 mo. USD LIBOR + 2.75%), Maturing March 25, 2027		3,625	$3,606,875

CD&R Hydra Buyer, Inc.

Term Loan, 7.50%, (0.00% cash, 7.50% PIK), Maturing August 15, 2021(4)(7)		392	295,768

Murray Energy Corporation

DIP Loan, 13.00%, (1 mo. USD LIBOR + 11.00%, Floor 2.00%), Maturing July 31, 2020		5,008	4,997,722

Term Loan, 0.00%, Maturing October 17, 2022(6)		17,992	314,865

Noranda Aluminum Acquisition Corporation

Term Loan, 0.00%, Maturing February 28, 2021(6)		2,904	203,276

Oxbow Carbon, LLC

Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		8,170	7,393,498

Rain Carbon GmbH

Term Loan, 3.00%, (2 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	14,875	14,181,663

			$30,993,667

Oil and Gas — 3.4%

Ameriforge Group, Inc.

Term Loan, 8.45%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		14,898	$13,035,370

Apergy Corporation

Term Loan, 2.94%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		3,193	2,873,494

Blackstone CQP Holdco L.P.

Term Loan, 4.62%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		17,661	16,358,534

Buckeye Partners L.P.

Term Loan, 3.77%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026		11,950	11,277,813

Centurion Pipeline Company, LLC

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		3,432	3,028,354

CITGO Holding, Inc.

Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing August 1, 2023		2,985	2,529,788

CITGO Petroleum Corporation

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing July 29, 2021		15,341	14,650,467

Term Loan, 6.00%, (2 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 28, 2024		30,267	27,240,092

Delek US Holdings, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025		10,950	9,913,405

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

Fieldwood Energy, LLC

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing April 11, 2022		26,962	$6,875,427

Matador Bidco S.a.r.l.

Term Loan, 0.50%, Maturing October 15, 2026(3)		4,725	4,394,250

Term Loan, 5.15%, (1 mo. USD LIBOR + 4.75%), Maturing October 15, 2026		7,000	6,510,000

McDermott Technology Americas, Inc.

DIP Loan, 10.37%, (USD LIBOR + 9.00%), Maturing October 21, 2020(2)		12,163	11,696,661

DIP Loan, 10.65%, (3 mo. USD LIBOR + 9.00%), Maturing October 21, 2020		5,097	4,901,615

DIP Loan, 0.50%, Maturing October 23, 2020(3)		10,000	9,350,000

Term Loan, 0.00%, Maturing May 9, 2025(6)		19,164	6,196,292

Prairie ECI Acquiror L.P.

Term Loan, 6.20%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026		5,050	3,668,088

Term Loan, 6.20%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026		12,198	8,859,789

PSC Industrial Holdings Corp.

Term Loan, 4.98%, (6 mo. USD LIBOR + 3.75%), Maturing October 11, 2024		11,330	9,233,856

RDV Resources Properties, LLC

Term Loan, 6.87%, (3 mo. USD LIBOR + 5.50%), Maturing March 29, 2024(4)		2,965	1,678,674

Sunrise Oil & Gas Properties, LLC

Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023		826	784,910

Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023		834	704,320

Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023		963	678,875

UGI Energy Services, LLC

Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026		12,059	10,913,282

			$187,353,356

Publishing — 1.0%

Axel Springer S.E.

Term Loan, 5.00%, (3 mo. EURIBOR + 5.00%), Maturing December 18, 2026	EUR	2,000	$1,945,352

Getty Images, Inc.

Term Loan, 4.94%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026		13,335	11,234,737

32	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Publishing (continued)

Getty Images, Inc. (continued)

Term Loan, 5.00%, (1 mo. EURIBOR + 5.00%), Maturing February 19, 2026	EUR	4,000	$3,565,163

Harland Clarke Holdings Corp.

Term Loan, 6.46%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023		4,609	2,909,587

LSC Communications, Inc.

Term Loan, 0.00%, Maturing September 30, 2022(6)		8,034	615,951

Nielsen Finance, LLC

Term Loan, 2.86%, (1 mo. USD LIBOR + 2.00%), Maturing October 4, 2023		15,132	14,668,934

ProQuest, LLC

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026		19,181	18,269,605

Tweddle Group, Inc.

Term Loan, 5.50%, (2 mo. USD LIBOR + 4.50%), Maturing September 17, 2023		1,927	1,500,709

			$54,710,038

Radio and Television — 3.2%

AP NMT Acquisition B.V.

Term Loan, 7.20%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021		5,029	$4,920,392

Banijay Entertainment S.A.S.

Term Loan, Maturing March 4, 2025(5)		4,500	4,173,750

Cumulus Media New Holdings, Inc.

Term Loan, 4.82%, (6 mo. USD LIBOR + 3.75%), Maturing March 31, 2026		4,548	3,950,595

Diamond Sports Group, LLC

Term Loan, 3.82%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026		35,994	29,537,679

Entercom Media Corp.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024		5,929	5,253,242

Entravision Communications Corporation

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024		8,283	7,812,022

Gray Television, Inc.

Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026		3,553	3,372,099

Hubbard Radio, LLC

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 28, 2025		10,057	7,793,833

iHeartCommunications, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2026		2,269	2,042,381

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)

Mission Broadcasting, Inc.

Term Loan, 3.23%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	4,094	$3,871,142

Nexstar Broadcasting, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	15,915	15,047,665

Term Loan, 3.73%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	5,956	5,622,346

Sinclair Television Group, Inc.

Term Loan, 2.66%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	17,052	15,997,083

Term Loan, 3.32%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	7,512	7,033,344

Terrier Media Buyer, Inc.

Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing December 17, 2026	25,733	24,017,750

Univision Communications, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024	44,233	39,201,623

		$179,646,946

Rail Industries — 0.0%(8)

Genesee & Wyoming, Inc.

Term Loan, 3.45%, (3 mo. USD LIBOR + 2.00%), Maturing December 30, 2026	1,650	$1,613,390

		$1,613,390

Retailers (Except Food and Drug) — 1.5%

Apro, LLC

Term Loan, 4.00%, Maturing November 16, 2026(3)	1,589	$1,521,361

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing November 14, 2026	5,547	5,311,452

Ascena Retail Group, Inc.

Term Loan, 5.63%, (USD LIBOR + 4.50%), Maturing August 21, 2022(2)	19,158	4,538,151

Bass Pro Group, LLC

Term Loan, 6.07%, (6 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	9,311	7,793,516

BJ’s Wholesale Club, Inc.

Term Loan, 3.08%, (1 mo. USD LIBOR + 2.25%), Maturing February 3, 2024	5,207	5,083,033

Coinamatic Canada, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022	1,404	1,270,293

33	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)

David’s Bridal, Inc.

Term Loan, 7.65%, (3 mo. USD LIBOR + 6.00%), 1.00% cash, 6.65% PIK, Maturing June 30, 2023	2,767	$2,279,587

Go Wireless, Inc.

Term Loan, 7.50%, (3 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing December 22, 2024	2,763	2,203,120

Hoya Midco, LLC

Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	7,814	5,665,015

J. Crew Group, Inc.

Term Loan, 4.31%, (USD LIBOR + 3.00%), Maturing March 5, 2021(2)	22,380	11,824,239

LSF9 Atlantis Holdings, LLC

Term Loan, 7.00%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing May 1, 2023	13,780	10,932,101

PetSmart, Inc.

Term Loan, 5.00%, (6 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing March 11, 2022	16,350	15,908,550

PFS Holding Corporation

Term Loan, 0.00%, Maturing January 31, 2021(6)	11,258	4,334,410

Pier 1 Imports (U.S.), Inc.

Term Loan, 0.00%, Maturing April 30, 2021(6)	6,008	788,536

Radio Systems Corporation

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing May 2, 2024	3,913	3,776,463

		$83,229,827

Steel — 1.6%

Atkore International, Inc.

Term Loan, 4.02%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	22,334	$21,538,082

GrafTech Finance, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 12, 2025	26,977	24,549,519

Neenah Foundry Company

Term Loan, 7.45%, (USD LIBOR + 6.50%), Maturing December 13, 2022(2)	7,160	6,265,304

Phoenix Services International, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 1, 2025	8,406	7,026,562

Zekelman Industries, Inc.

Term Loan, 2.82%, (1 mo. USD LIBOR + 2.25%), Maturing January 24, 2027	28,050	26,647,500

		$86,026,967

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Surface Transport — 0.4%

Agro Merchants NAI Holdings, LLC

Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024		4,879	$4,440,227

Kenan Advantage Group, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022		3,734	3,133,862

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022		15,791	13,250,979

XPO Logistics, Inc.

Term Loan, 3.61%, (3 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		2,789	2,712,293

			$23,537,361

Telecommunications — 5.2%

CenturyLink, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing March 15, 2027		64,749	$61,495,541

Ciena Corporation

Term Loan, 2.47%, (1 mo. USD LIBOR + 1.75%), Maturing September 26, 2025		9,375	9,300,287

Colorado Buyer, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing May 1, 2024		19,389	12,326,652

Digicel International Finance Limited

Term Loan, 4.87%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		19,623	16,164,478

Gamma Infrastructure III B.V.

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	25,162	24,402,475

Global Eagle Entertainment, Inc.

Term Loan, 8.72%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		22,784	13,015,178

Intelsat Jackson Holdings S.A.

Term Loan, 6.75%, (Prime + 3.50%), Maturing January 2, 2024		13,500	13,398,750

IPC Corp.

Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing August 6, 2021		8,930	6,228,675

Onvoy, LLC

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 10, 2024		17,860	15,091,676

Plantronics, Inc.

Term Loan, 2.99%, (USD LIBOR + 2.50%), Maturing July 2, 2025(2)		13,787	11,408,870

Syniverse Holdings, Inc.

Term Loan, 6.87%, (6 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		12,255	8,688,559

34	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

T-Mobile USA, Inc.

Term Loan, Maturing April 1, 2027(5)		27,025	$26,883,119

Telesat Canada

Term Loan, 3.16%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2026		7,830	7,447,422

Zayo Group Holdings, Inc.

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 9, 2027	EUR	4,575	4,838,039

Ziggo Financing Partnership

Term Loan, 3.31%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2028		57,575	54,144,509

			$284,834,230

Utilities — 0.8%

Calpine Construction Finance Company L.P.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		7,321	$7,032,548

Calpine Corp.

Term Loan, 2.66%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2024		15,002	14,559,422

Lightstone Holdco, LLC

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing January 30, 2024		1,182	944,085

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing January 30, 2024		20,956	16,738,623

Longview Power, LLC

Term Loan, 0.00%, Maturing April 13, 2021(6)		11,184	1,579,777

USIC Holdings, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 8, 2023		4,691	4,186,555

			$45,041,010

Total Senior Floating-Rate Loans (identified cost $6,992,867,280)			$6,168,294,750

Corporate Bonds & Notes — 1.9%
Security		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.1%

TransDigm, Inc.

8.00%, 12/15/25(9)		1,500	$1,567,500

6.25%, 3/15/26(9)		1,500	1,475,175

			$3,042,675

Security		Principal Amount* (000’s omitted)	Value

Airlines — 0.1%

Delta Air Lines, Inc.

7.00%, 5/1/25(9)		5,300	$5,437,629

			$5,437,629

Automotive — 0.2%

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.

6.25%, 5/15/26(9)		4,975	$5,012,312

Tenneco, Inc.

4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(9)(10)	EUR	6,000	4,766,946

			$9,779,258

Building and Development — 0.0%(8)

American Builders & Contractors Supply Co., Inc.

4.00%, 1/15/28(9)		875	$840,788

			$840,788

Business Equipment and Services — 0.5%

Prime Security Services Borrower, LLC/Prime Finance, Inc.

5.25%, 4/15/24(9)		9,125	$8,987,121

5.75%, 4/15/26(9)		17,950	17,770,500

			$26,757,621

Chemicals — 0.2%

Tronox, Inc.

6.50%, 5/1/25(9)		8,000	$8,050,000

			$8,050,000

Containers and Glass Products — 0.0%(8)

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC

5.125%, 7/15/23(9)		250	$252,550

			$252,550

Diversified Financial Services — 0.1%

AG Issuer, LLC

6.25%, 3/1/28(9)		4,975	$4,424,865

			$4,424,865

35	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Drugs — 0.1%

Bausch Health Cos, Inc.

5.50%, 11/1/25(9)		2,700	$2,820,150

			$2,820,150

Ecological Services and Equipment — 0.1%

GFL Environmental, Inc.

4.25%, 6/1/25(9)		6,025	$6,070,188

			$6,070,188

Entertainment — 0.0%(8)

Six Flags Theme Parks, Inc.

7.00%, 7/1/25(9)		2,400	$2,495,520

			$2,495,520

Food Products — 0.0%(8)

Iceland Bondco PLC

4.881%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(10)	GBP	1,548	$1,938,338

			$1,938,338

Food / Drug Retailers — 0.1%

Fresh Market, Inc. (The)

9.75%, 5/1/23(9)		8,600	$5,418,000

			$5,418,000

Health Care — 0.0%(8)

HCA, Inc.

5.25%, 4/15/25		1,250	$1,394,706

			$1,394,706

Leisure Goods / Activities / Movies — 0.1%

Sabre GLBL, Inc.

9.25%, 4/15/25(9)		2,925	$3,104,156

SeaWorld Parks & Entertainment, Inc.

8.75%, 5/1/25(9)		2,425	2,437,125

			$5,541,281

Radio and Television — 0.1%

iHeartCommunications, Inc.

6.375%, 5/1/26		1,159	$1,101,112

8.375%, 5/1/27		2,101	1,764,497

5.25%, 8/15/27(9)		2,500	2,242,875

Security	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)

iHeartCommunications, Inc. (continued)

4.75%, 1/15/28(9)	2,975	$2,587,209

		$7,695,693

Telecommunications — 0.2%

CenturyLink, Inc.

4.00%, 2/15/27(9)	5,400	$5,271,750

Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd.

8.75%, 5/25/24(9)	7,250	6,751,562

		$12,023,312

Utilities — 0.0%(8)

Talen Energy Supply, LLC

6.625%, 1/15/28(9)	2,380	$2,256,002

		$2,256,002

Total Corporate Bonds & Notes (identified cost $114,113,150)		$106,238,576

Asset-Backed Securities — 3.9%
Security	Principal Amount (000’s omitted)	Value

Alinea CLO, Ltd.

Series 2018-1A, Class D, 4.235%, (3 mo. USD LIBOR + 3.10%), 7/20/31(9)(10)	$2,500	$2,068,628

Series 2018-1A, Class E, 7.135%, (3 mo. USD LIBOR + 6.00%), 7/20/31(9)(10)	3,000	1,970,397

ALM Loan Funding, Ltd.

Series 2013-7RA, Class DR, 8.359%, (3 mo. USD LIBOR + 7.14%), 10/15/28(9)(10)	3,000	2,273,421

AMMC CLO 15, Ltd.

Series 2014-15A, Class ERR, 8.129%, (3 mo. USD LIBOR + 6.91%), 1/15/32(9)(10)	5,000	2,875,170

AMMC CLO XII, Ltd.

Series 2013-12A, Class ER, 7.914%, (3 mo. USD LIBOR + 6.18%), 11/10/30(9)(10)	3,525	1,987,948

Apidos CLO XX

Series 2015-20A, Class DR, 6.876%, (3 mo. USD LIBOR + 5.70%), 7/16/31(9)(10)	2,375	1,665,616

Ares LII CLO, Ltd.

Series 2019-52A, Class E, 7.648%, (3 mo. USD LIBOR + 6.55%), 4/22/31(9)(10)	1,250	927,794

36	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Ares XL CLO, Ltd.

Series 2016-40A, Class CR, 4.619%, (3 mo. USD LIBOR + 3.40%), 1/15/29(9)(10)	$2,500	$2,177,357

Series 2016-40A, Class DR, 7.569%, (3 mo. USD LIBOR + 6.35%), 1/15/29(9)(10)	3,500	2,547,503

Ares XLIX CLO, Ltd.

Series 2018-49A, Class D, 4.098%, (3 mo. USD LIBOR + 3.00%), 7/22/30(9)(10)	2,500	2,101,100

Series 2018-49A, Class E, 6.798%, (3 mo. USD LIBOR + 5.70%), 7/22/30(9)(10)	3,500	2,458,487

Ares XXXIIR CLO, Ltd.

Series 2014-32RA, Class C, 4.592%, (3 mo. USD LIBOR + 2.90%), 5/15/30(9)(10)	5,000	4,039,590

Series 2014-32RA, Class D, 7.542%, (3 mo. USD LIBOR + 5.85%), 5/15/30(9)(10)	1,000	660,859

Ares XXXVR CLO, Ltd.

Series 2015-35RA, Class E, 6.919%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(10)	4,000	2,859,956

Babson CLO, Ltd.

Series 2015-1A, Class DR, 3.735%, (3 mo. USD LIBOR + 2.60%), 1/20/31(9)(10)	2,500	2,001,728

Series 2016-1A, Class DR, 4.093%, (3 mo. USD LIBOR + 3.05%), 7/23/30(9)(10)	1,250	1,013,211

Series 2016-1A, Class ER, 7.043%, (3 mo. USD LIBOR + 6.00%), 7/23/30(9)(10)	3,500	1,975,411

Series 2018-1A, Class C, 3.819%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	3,500	2,774,576

Bain Capital Credit CLO

Series 2018-1A, Class D, 3.743%, (3 mo. USD LIBOR + 2.70%), 4/23/31(9)(10)	5,000	3,921,170

Benefit Street Partners CLO V-B, Ltd.

Series 2018-5BA, Class C, 4.065%, (3 mo. USD LIBOR + 2.93%), 4/20/31(9)(10)	5,000	3,909,425

Series 2018-5BA, Class D, 7.085%, (3 mo. USD LIBOR + 5.95%), 4/20/31(9)(10)	3,500	1,920,979

Benefit Street Partners CLO VIII, Ltd.

Series 2015-8A, Class DR, 6.735%, (3 mo. USD LIBOR + 5.60%), 1/20/31(9)(10)	5,401	2,866,321

Benefit Street Partners CLO XIV, Ltd.

Series 2018-14A, Class D, 3.735%, (3 mo. USD LIBOR + 2.60%), 4/20/31(9)(10)	1,500	1,158,264

Benefit Street Partners CLO XVI, Ltd.

Series 2018-16A, Class D, 4.835%, (3 mo. USD LIBOR + 3.70%), 1/17/32(9)(10)	2,000	1,662,044

Series 2018-16A, Class E, 7.835%, (3 mo. USD LIBOR + 6.70%), 1/17/32(9)(10)	2,250	1,521,630

Benefit Street Partners CLO XVII, Ltd.

Series 2019-17A, Class E, 7.819%, (3 mo. USD LIBOR + 6.60%), 7/15/32(9)(10)	1,750	1,217,536

Security	Principal Amount (000’s omitted)	Value

Betony CLO 2, Ltd.

Series 2018-1A, Class C, 4.67%, (3 mo. USD LIBOR + 2.90%), 4/30/31(9)(10)	$2,500	$2,054,010

Series 2018-1A, Class D, 7.42%, (3 mo. USD LIBOR + 5.65%), 4/30/31(9)(10)	4,550	2,979,868

BlueMountain CLO, Ltd.

Series 2015-3A, Class CR, 3.735%, (3 mo. USD LIBOR + 2.60%), 4/20/31(9)(10)	5,000	3,922,410

Series 2015-3A, Class DR, 6.535%, (3 mo. USD LIBOR + 5.40%), 4/20/31(9)(10)	3,000	1,642,323

Series 2016-3A, Class DR, 4.792%, (3 mo. USD LIBOR + 3.10%), 11/15/30(9)(10)	1,500	1,181,250

Series 2016-3A, Class ER, 7.642%, (3 mo. USD LIBOR + 5.95%), 11/15/30(9)(10)	1,500	666,375

Series 2018-1A, Class D, 4.82%, (3 mo. USD LIBOR + 3.05%), 7/30/30(9)(10)	2,500	1,998,763

Series 2018-1A, Class E, 7.72%, (3 mo. USD LIBOR + 5.95%), 7/30/30(9)(10)	2,000	1,124,304

Canyon Capital CLO, Ltd.

Series 2012-1RA, Class E, 6.919%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(10)	4,875	3,298,259

Series 2016-1A, Class DR, 4.019%, (3 mo. USD LIBOR + 2.80%), 7/15/31(9)(10)	3,000	2,457,966

Series 2016-1A, Class ER, 6.969%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(10)	4,000	2,593,924

Series 2016-2A, Class ER, 7.219%, (3 mo. USD LIBOR + 6.00%), 10/15/31(9)(10)	4,500	2,923,299

Series 2018-1A, Class D, 4.119%, (3 mo. USD LIBOR + 2.90%), 7/15/31(9)(10)	3,000	2,450,712

Series 2018-1A, Class E, 6.969%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(10)	2,750	1,771,754

Carlyle CLO, Ltd.

Series C17A, Class CR, 4.57%, (3 mo. USD LIBOR + 2.80%), 4/30/31(9)(10)	5,000	4,128,330

Carlyle Global Market Strategies CLO, Ltd.

Series 2012-3A, Class CR2, 4.811%, (3 mo. USD LIBOR + 3.50%), 1/14/32(9)(10)	2,500	2,005,150

Series 2012-3A, Class DR2, 7.811%, (3 mo. USD LIBOR + 6.50%), 1/14/32(9)(10)	1,500	838,593

Series 2014-3RA, Class C, 3.941%, (3 mo. USD LIBOR + 2.95%), 7/27/31(9)(10)	1,000	790,947

Series 2014-3RA, Class D, 6.391%, (3 mo. USD LIBOR + 5.40%), 7/27/31(9)(10)	2,150	1,152,525

Series 2014-4RA, Class C, 4.119%, (3 mo. USD LIBOR + 2.90%), 7/15/30(9)(10)	2,750	2,116,075

Series 2014-4RA, Class D, 6.869%, (3 mo. USD LIBOR + 5.65%), 7/15/30(9)(10)	3,500	1,942,175

Series C17A, Class DR, 7.77%, (3 mo. USD LIBOR + 6.00%), 4/30/31(9)(10)	3,500	2,008,377

37	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Cole Park CLO, Ltd.

Series 2015-1A, Class ER, 7.735%, (3 mo. USD LIBOR + 6.60%), 10/20/28(9)(10)	$2,000	$1,340,746

Dryden CLO, Ltd

Series 2018-55A, Class D, 4.069%, (3 mo. USD LIBOR + 2.85%), 4/15/31(9)(10)	1,500	1,230,429

Dryden Senior Loan Fund

Series 2015-40A, Class DR, 4.792%, (3 mo. USD LIBOR + 3.10%), 8/15/31(9)(10)	3,000	2,489,823

Series 2015-40A, Class ER, 7.442%, (3 mo. USD LIBOR + 5.75%), 8/15/31(9)(10)	2,350	1,625,448

Series 2015-41A, Class DR, 3.819%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	7,000	5,564,860

Series 2015-41A, Class ER, 6.519%, (3 mo. USD LIBOR + 5.30%), 4/15/31(9)(10)	1,268	711,927

Series 2016-42A, Class DR, 4.149%, (3 mo. USD LIBOR + 2.93%), 7/15/30(9)(10)	2,500	2,037,870

Series 2016-42A, Class ER, 6.769%, (3 mo. USD LIBOR + 5.55%), 7/15/30(9)(10)	3,500	2,384,683

Series 2018-55A, Class E, 6.619%, (3 mo. USD LIBOR + 5.40%), 4/15/31(9)(10)	2,000	1,376,256

Fort Washington CLO, Ltd.

Series 2019-1A, Class E, 8.385%, (3 mo. USD LIBOR + 7.25%), 10/20/32(9)(10)	1,000	619,604

Galaxy XV CLO, Ltd.

Series 2013-15A, Class ER, 7.864%, (3 mo. USD LIBOR + 6.65%), 10/15/30(9)(10)	4,500	3,169,701

Galaxy XXV CLO, Ltd.

Series 2015-19A, Class D1R, 7.55%, (3 mo. USD LIBOR + 6.53%), 7/24/30(9)(10)	2,000	1,408,370

Series 2018-25A, Class D, 4.091%, (3 mo. USD LIBOR + 3.10%), 10/25/31(9)(10)	2,500	2,066,100

Series 2018-25A, Class E, 6.941%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(10)	3,500	2,401,227

Goldentree Loan Management US CLO 5, Ltd.

Series 2019-5A, Class D, 4.985%, (3 mo. USD LIBOR + 3.85%), 10/20/32(9)(10)	1,500	1,287,258

Golub Capital Partners CLO, Ltd.

Series 2018-37A, Class D, 4.435%, (3 mo. USD LIBOR + 3.30%), 7/20/30(9)(10)	4,000	3,104,732

Series 2018-37A, Class E, 6.885%, (3 mo. USD LIBOR + 5.75%), 7/20/30(9)(10)	4,750	2,856,906

Series 2020-48A, Class D, 4.672%, (3 mo. USD LIBOR + 3.80%), 4/17/33(9)(10)	2,000	1,561,572

ICG US CLO, Ltd.

Series 2018-2A, Class D, 4.198%, (3 mo. USD LIBOR + 3.10%), 7/22/31(9)(10)	2,000	1,426,556

Series 2018-2A, Class E, 6.848%, (3 mo. USD LIBOR + 5.75%), 7/22/31(9)(10)	3,000	1,511,487

Security	Principal Amount (000’s omitted)	Value

Kayne CLO 5, Ltd.

Series 2019-5A, Class E, 7.72%, (3 mo. USD LIBOR + 6.70%), 7/24/32(9)(10)	$500	$366,993

Neuberger Berman CLO XVIII, Ltd.

Series 2014-18A, Class DR2, 7.029%, (3 mo. USD LIBOR + 5.92%), 10/21/30(9)(10)	2,000	1,358,270

Neuberger Berman CLO XXII, Ltd.

Series 2016-22A, Class DR, 4.235%, (3 mo. USD LIBOR + 3.10%), 10/17/30(9)(10)	2,500	2,078,473

Series 2016-22A, Class ER, 7.195%, (3 mo. USD LIBOR + 6.06%), 10/17/30(9)(10)	3,000	2,109,003

Neuberger Berman Loan Advisers CLO, Ltd.

Series 2018-28A, Class E, 6.735%, (3 mo. USD LIBOR + 5.60%), 4/20/30(9)(10)	1,950	1,354,944

Series 2019-33A, Class E, 7.976%, (3 mo. USD LIBOR + 6.80%), 10/16/32(9)(10)	950	701,509

Oaktree CLO, Ltd.

Series 2019-3A, Class D, 5.095%, (3 mo. USD LIBOR + 3.96%), 7/20/31(9)(10)	2,625	2,212,019

Series 2019-3A, Class E, 7.905%, (3 mo. USD LIBOR + 6.77%), 7/20/31(9)(10)	1,121	794,357

OHA Credit Partners VII, Ltd.

Series 2012-7A, Class ER, 9.195%, (3 mo. USD LIBOR + 7.50%), 11/20/27(9)(10)	3,000	2,234,070

Palmer Square CLO, Ltd.

Series 2013-2A, Class CRR, 4.335%, (3 mo. USD LIBOR + 3.20%), 10/17/31(9)(10)	2,500	2,119,597

Series 2013-2A, Class DRR, 6.985%, (3 mo. USD LIBOR + 5.85%), 10/17/31(9)(10)	3,250	2,276,323

Series 2015-1A, Class DR2, 7.946%, (3 mo. USD LIBOR + 6.25%), 5/21/29(9)(10)	1,850	1,350,195

Series 2018-1A, Class C, 3.635%, (3 mo. USD LIBOR + 2.50%), 4/18/31(9)(10)	3,000	2,472,933

Series 2018-1A, Class D, 6.285%, (3 mo. USD LIBOR + 5.15%), 4/18/31(9)(10)	2,000	1,367,452

Series 2018-2A, Class D, 6.776%, (3 mo. USD LIBOR + 5.60%), 7/16/31(9)(10)	2,000	1,435,392

Regatta XIII Funding, Ltd.

Series 2018-2A, Class C, 4.319%, (3 mo. USD LIBOR + 3.10%), 7/15/31(9)(10)	2,500	2,078,955

Series 2018-2A, Class D, 7.169%, (3 mo. USD LIBOR + 5.95%), 7/15/31(9)(10)	5,000	3,261,495

Regatta XIV Funding, Ltd.

Series 2018-3A, Class D, 4.191%, (3 mo. USD LIBOR + 3.20%), 10/25/31(9)(10)	2,500	2,086,527

Series 2018-3A, Class E, 6.941%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(10)	4,500	2,925,715

Regatta XV Funding, Ltd.

Series 2018-4A, Class D, 7.491%, (3 mo. USD LIBOR + 6.50%), 10/25/31(9)(10)	3,875	2,615,718

38	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Southwick Park CLO, LLC

Series 2019-4A, Class D, 4.985%, (3 mo. USD LIBOR + 3.85%), 7/20/32(9)(10)	$1,500	$1,291,983

Series 2019-4A, Class E, 7.835%, (3 mo. USD LIBOR + 6.70%), 7/20/32(9)(10)	1,750	1,306,232

Upland CLO, Ltd.

Series 2016-1A, Class CR, 4.035%, (3 mo. USD LIBOR + 2.90%), 4/20/31(9)(10)	4,500	3,667,612

Series 2016-1A, Class DR, 7.035%, (3 mo. USD LIBOR + 5.90%), 4/20/31(9)(10)	4,625	3,071,888

Vibrant CLO 1X, Ltd.

Series 2018-9A, Class C, 4.335%, (3 mo. USD LIBOR + 3.20%), 7/20/31(9)(10)	2,500	1,770,148

Series 2018-9A, Class D, 7.385%, (3 mo. USD LIBOR + 6.25%), 7/20/31(9)(10)	3,500	1,823,294

Vibrant CLO X, Ltd.

Series 2018-10A, Class C, 4.385%, (3 mo. USD LIBOR + 3.25%), 10/20/31(9)(10)	5,000	3,634,920

Series 2018-10A, Class D, 7.325%, (3 mo. USD LIBOR + 6.19%), 10/20/31(9)(10)	5,000	2,622,945

Voya CLO, Ltd.

Series 2014-1A, Class DR2, 7.135%, (3 mo. USD LIBOR + 6.00%), 4/18/31(9)(10)	3,250	1,765,663

Series 2015-3A, Class CR, 4.285%, (3 mo. USD LIBOR + 3.15%), 10/20/31(9)(10)	2,500	1,994,768

Series 2015-3A, Class DR, 7.335%, (3 mo. USD LIBOR + 6.20%), 10/20/31(9)(10)	5,500	2,997,027

Series 2016-3A, Class CR, 4.385%, (3 mo. USD LIBOR + 3.25%), 10/18/31(9)(10)	2,000	1,606,356

Series 2016-3A, Class DR, 7.215%, (3 mo. USD LIBOR + 6.08%), 10/18/31(9)(10)	3,375	1,822,628

Series 2018-1A, Class C, 3.735%, (3 mo. USD LIBOR + 2.60%), 4/19/31(9)(10)	5,000	4,053,220

Webster Park CLO, Ltd.

Series 2015-1A, Class CR, 4.035%, (3 mo. USD LIBOR + 2.90%), 7/20/30(9)(10)	2,000	1,663,520

Series 2015-1A, Class DR, 6.635%, (3 mo. USD LIBOR + 5.50%), 7/20/30(9)(10)	2,500	1,798,968

Total Asset-Backed Securities (identified cost $306,077,474)		$216,870,177

Common Stocks — 0.6%
Security	Shares	Value

Aerospace and Defense — 0.0%(8)

IAP Global Services, LLC(4)(11)(12)	168	$2,255,065

		$2,255,065

Security	Shares	Value

Automotive — 0.0%(8)

Dayco Products, LLC(11)(12)	48,926	$366,945

		$366,945

Business Equipment and Services — 0.0%(8)

Crossmark Holdings, Inc.(11)(12)	37,581	$2,160,907

		$2,160,907

Chemicals and Plastics — 0.1%

Hexion Holdings Corp., Class B(11)(12)	454,988	$3,207,665

		$3,207,665

Electronics / Electrical — 0.0%(8)

Answers Corp.(4)(12)	642,963	$1,189,482

		$1,189,482

Health Care — 0.0%

New Millennium Holdco, Inc.(4)(11)(12)	319,499	$0

		$0

Oil and Gas — 0.3%

AFG Holdings, Inc.(4)(11)(12)	281,241	$5,939,810

Fieldwood Energy, Inc.(11)(12)	109,481	10,948

RDV Resources, Inc., Class A(4)(11)(12)	197,614	0

Samson Resources II, LLC, Class A(11)(12)	387,972	7,080,489

Southcross Holdings Group, LLC(4)(11)(12)	573	0

Southcross Holdings L.P., Class A(11)(12)	573	4,154

Sunrise Oil Gas, Inc., Class A(11)(12)	121,973	853,811

		$13,889,212

Publishing — 0.1%

ION Media Networks, Inc.(4)(12)	13,247	$5,465,182

Tweddle Group, Inc.(4)(11)(12)	18,167	122,446

		$5,587,628

Radio and Television — 0.1%

Clear Channel Outdoor Holdings, Inc.(11)(12)	482,097	$465,127

Cumulus Media, Inc., Class A(11)(12)	371,654	1,646,427

iHeartMedia, Inc., Class A(11)(12)	205,018	1,439,227

		$3,550,781

39	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%(8)

David’s Bridal, LLC(4)(11)(12)	195,511	$1,489,794

		$1,489,794

Total Common Stocks (identified cost $57,082,016)		$33,697,479

Preferred Stocks — 0.1%
Security	Shares	Value

Retailers (Except Food and Drug) — 0.1%

David’s Bridal, LLC, Series A, 8.00% (PIK)(4)(11)(12)	5,438	$435,040

David’s Bridal, LLC, Series B, 10.00% (PIK)(4)(11)(12)	22,162	1,794,235

Total Preferred Stocks (identified cost $1,794,235)		$2,229,275

Closed-End Funds — 0.6%
Security	Shares	Value

SPDR Blackstone/GSO Senior Loan ETF	803,000	$33,541,310

Total Closed-End Funds (identified cost $36,809,412)		$33,541,310

Miscellaneous — 0.0%(8)
Security	Shares	Value

Oil and Gas — 0.0%(8)

Paragon Offshore Finance Company, Class A(11)(12)	16,581	$4,974

Paragon Offshore Finance Company, Class B(11)(12)	8,290	159,583

Total Miscellaneous (identified cost $180,309)		$164,557

Warrants — 0.0%
Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Exp. 11/26/22(4)(11)(12)	37,742	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 1.7%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.47%(13)	92,801,989	$92,801,989

Total Short-Term Investments (identified cost $92,780,838)		$92,801,989

Total Investments — 120.4% (identified cost $7,601,704,714)		$6,653,838,113

Less Unfunded Loan Commitments — (0.3)%		$(17,163,267)

Net Investments — 120.1% (identified cost $7,584,541,447)		$6,636,674,846

Other Assets, Less Liabilities — (20.1)%		$(1,108,998,273)

Net Assets — 100.0%		$5,527,676,573

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

The stated interest rate represents the weighted average interest rate at April 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(3)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description. At April 30, 2020, the total value of unfunded loan commitments is $16,048,996.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(5)	This Senior Loan will settle after April 30, 2020, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Fixed-rate loan.

(8)	Amount is less than 0.05%.

40	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $318,848,438 or 5.8% of the Portfolio’s net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2020.

(11)	Non-income producing security.
(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	35,000,000	USD	38,262,546	HSBC Bank USA, N.A.	5/5/20	$92,189	$—

EUR	5,000,000	USD	5,429,925	State Street Bank and Trust Company	5/5/20	49,323	—

USD	17,536,586	EUR	16,059,242	HSBC Bank USA, N.A.	5/5/20	—	(61,928)

USD	160,080,491	EUR	145,711,220	Standard Chartered Bank	5/5/20	402,912	—

EUR	14,000,000	USD	15,487,608	HSBC Bank USA, N.A.	5/29/20	—	(138,738)

EUR	11,000,000	USD	11,860,310	JPMorgan Chase Bank, N.A.	5/29/20	199,516	—

EUR	26,000,000	USD	29,488,394	State Street Bank and Trust Company	5/29/20	—	(983,351)

GBP	5,000,000	USD	6,294,425	JPMorgan Chase Bank, N.A.	5/29/20	3,661	—

GBP	1,500,000	USD	1,869,790	State Street Bank and Trust Company	5/29/20	19,636	—

GBP	10,000,000	USD	12,918,550	State Street Bank and Trust Company	5/29/20	—	(322,377)

USD	3,215,892	EUR	2,875,000	Bank of America, N.A.	5/29/20	63,892	—

USD	18,479,249	EUR	16,992,435	Citibank, N.A.	5/29/20	—	(150,370)

USD	6,923,304	EUR	6,370,298	JPMorgan Chase Bank, N.A.	5/29/20	—	(60,759)

USD	188,595,175	EUR	170,593,316	State Street Bank and Trust Company	5/29/20	1,565,559	—

USD	843,261	GBP	678,198	Citibank, N.A.	5/29/20	—	(11,009)

USD	762,976	GBP	614,497	State Street Bank and Trust Company	5/29/20	—	(11,055)

USD	37,638,830	GBP	30,252,199	State Street Bank and Trust Company	5/29/20	—	(467,362)

USD	133,444,442	EUR	121,770,462	Standard Chartered Bank	6/2/20	—	(68,900)

USD	142,440,170	EUR	131,183,208	Goldman Sachs International	7/31/20	—	(1,577,939)

						$2,396,688	$(3,853,788)

Abbreviations:

DIP	–	Debtor In Possession

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

41	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Unaffiliated investments, at value (identified cost, $7,491,760,609)	$6,543,872,857

Affiliated investment, at value (identified cost, $92,780,838)	92,801,989

Cash	20,476,066

Deposits for derivatives collateral — forward foreign currency exchange contracts	240,000

Foreign currency, at value (identified cost, $9,560,303)	9,651,630

Interest receivable	20,363,778

Dividends receivable from affiliated investment	87,718

Receivable for investments sold	56,544,028

Receivable for open forward foreign currency exchange contracts	2,396,688

Prepaid upfront fees and other fees on notes payable	5,158,481

Prepaid expenses	541,446

Total assets	$6,752,134,681

Liabilities

Notes payable	$1,020,000,000

Cash collateral due to brokers	240,000

Payable for investments purchased	194,073,959

Payable for open forward foreign currency exchange contracts	3,853,788

Payable to affiliates:

Investment adviser fee	2,291,357

Trustees’ fees	9,042

Accrued expenses	3,989,962

Total liabilities	$1,224,458,108

Net Assets applicable to investors’ interest in Portfolio	$5,527,676,573

42	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Interest and other income	$213,911,964

Dividends	1,515,295

Dividends from affiliated investment	960,469

Total investment income	$216,387,728

Expenses

Investment adviser fee	$17,570,433

Trustees’ fees and expenses	54,250

Custodian fee	679,282

Legal and accounting services	493,267

Interest expense and fees	24,689,155

Miscellaneous	216,062

Total expenses	$43,702,449

Net investment income	$172,685,279

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(274,163,911)

Investment transactions — affiliated investment	(27,496)

Foreign currency transactions	(2,371,774)

Forward foreign currency exchange contracts	16,700,500

Net realized loss	$(259,862,681)

Change in unrealized appreciation (depreciation) —

Investments	$(576,517,412)

Investments — affiliated investment	20,435

Foreign currency	(498,312)

Forward foreign currency exchange contracts	3,691,277

Net change in unrealized appreciation (depreciation)	$(573,304,012)

Net realized and unrealized loss	$(833,166,693)

Net decrease in net assets from operations	$(660,481,414)

43	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$172,685,279	$495,243,530

Net realized loss	(259,862,681)	(66,923,739)

Net change in unrealized appreciation (depreciation)	(573,304,012)	(288,934,917)

Net increase (decrease) in net assets from operations	$(660,481,414)	$139,384,874

Capital transactions —

Contributions	$505,864,712	$189,465,590

Withdrawals	(1,661,160,023)	(3,954,556,464)

Net decrease in net assets from capital transactions	$(1,155,295,311)	$(3,765,090,874)

Net decrease in net assets	$(1,815,776,725)	$(3,625,706,000)

Net Assets

At beginning of period	$7,343,453,298	$10,969,159,298

At end of period	$5,527,676,573	$7,343,453,298

44	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended April 30, 2020

Net decrease in net assets from operations	$(660,481,414)

Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:

Investments purchased	(1,387,653,618)

Investments sold and principal repayments	3,100,095,245

Increase in short-term investments, net	(13,156,351)

Net amortization/accretion of premium (discount)	(1,637,216)

Amortization of prepaid upfront fees and other fees on notes payable	1,861,406

Decrease in interest receivable	4,212,398

Decrease in dividends receivable from affiliated investment	131,272

Increase in receivable for open forward foreign currency exchange contracts	(2,347,735)

Decrease in prepaid expenses	150,106

Decrease in payable for cash collateral due to brokers	(1,249,004)

Decrease in payable for open forward foreign currency exchange contracts	(1,343,542)

Decrease in payable to affiliate for investment adviser fee	(1,032,909)

Decrease in accrued expenses	(1,451,911)

Increase in unfunded loan commitments	14,685,506

Net change in unrealized (appreciation) depreciation from investments	576,496,977

Net realized loss from investments	274,191,407

Net cash provided by operating activities	$1,901,470,617

Cash Flows From Financing Activities

Proceeds from capital contributions	$505,864,712

Payments for capital withdrawals	(1,661,160,023)

Proceeds from notes payable	840,000,000

Repayments of notes payable	(1,660,000,000)

Payment of prepaid upfront fees and other fees on notes payable	(5,906,250)

Net cash used in financing activities	$(1,981,201,561)

Net decrease in cash and restricted cash*	$(79,730,944)

Cash and restricted cash at beginning of period(1)	$110,098,640

Cash and restricted cash at end of period(1)	$30,367,696

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings	$30,807,357

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $93,292.

(1)	Balance includes foreign currency, at value.

45	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Statement of Cash Flows (Unaudited) — continued

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

April 30, 2020

Cash	$20,476,066

Deposit for derivatives collateral —

Forward foreign currency exchange contracts	240,000

Foreign currency	9,651,630

Total cash and restricted cash as shown on the Statement of Cash Flows	$30,367,696

46	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Financial Highlights

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2019	2018	2017	2016	2015

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(1)	0.56	%(2)	0.55%	0.51%	0.52%	0.58%	0.58%

Interest and fee expense	0.73	%(2)	0.88%	0.47%	0.34%	0.44%	0.34%

Total expenses(1)	1.29	%(2)	1.43%	0.98%	0.86%	1.02%	0.92%

Net investment income	5.11	%(2)	5.63%	4.92%	4.68%	5.52%	5.09%

Portfolio Turnover	17	%(3)	17%	29%	39%	38%	27%

Total Return	(9.40	)%(3)	2.04%	5.41%	6.43%	8.32%	0.72%

Net assets, end of period (000’s omitted)	$5,527,677		$7,343,453	$10,969,159	$7,797,557	$5,325,638	$5,340,032

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

47	See Notes to Financial Statements.

Senior Debt Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2020, Eaton Vance Floating-Rate Advantage Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance Short Duration Inflation-Protected Income Fund held an interest of 97.8%, 1.3% and 0.9%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to,

48

Senior Debt Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2020, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily gross assets up to and including $1 billion, 0.45% over $1 billion up to and including $2 billion, 0.40% over $2 billion up to and including $7 billion, 0.3875% over $7 billion up to and including $10 billion, 0.375% over

49

Senior Debt Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

$10 billion up to and including $15 billion and 0.3625% on gross assets over $15 billion, and is payable monthly. Gross assets of the Portfolio are calculated by deducting all liabilities of the Portfolio except the principal amount of any indebtedness for money borrowed, including debt securities issued by the Portfolio. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended April 30, 2020, the Portfolio’s investment adviser fee totaled $17,570,433 or 0.52% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $1,440,146,957 and $3,057,963,842, respectively, for the six months ended April 30, 2020.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,586,272,539

Gross unrealized appreciation	$15,001,751

Gross unrealized depreciation	(966,056,544)

Net unrealized depreciation	$(951,054,793)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2020 is included in the Portfolio of Investments. At April 30, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $3,853,788. At April 30, 2020 there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

50

Senior Debt Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2020.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2020 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)

Forward foreign currency exchange contracts	$2,396,688	$(3,853,788)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2020.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$63,892	$—	$—	$(63,892)	$—

HSBC Bank USA, N.A.	92,189	(92,189)	—	—	—

JPMorgan Chase Bank, N.A.	203,177	(60,759)	—	(100,000)	42,418

Standard Chartered Bank	402,912	(68,900)	—	—	334,012

State Street Bank and Trust Company	1,634,518	(1,634,518)	—	—	—

	$2,396,688	$(1,856,366)	$—	$(163,892)	$376,430

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Citibank, N.A.	$(161,379)	$—	$—	$—	$(161,379)

Goldman Sachs International	(1,577,939)	—	—	—	(1,577,939)

HSBC Bank USA, N.A.	(200,666)	92,189	—	—	(108,477)

JPMorgan Chase Bank, N.A.	(60,759)	60,759	—	—	—

Standard Chartered Bank	(68,900)	68,900	—	—	—

State Street Bank and Trust Company	(1,784,145)	1,634,518	—	—	(149,627)

	$(3,853,788)	$1,856,366	$—	$—	$(1,997,422)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

51

Senior Debt Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2020 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$16,700,500	$3,691,277

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2020, which is indicative of the volume of this derivative type, was approximately $810,570,000.

6  Revolving Credit and Security Agreement

The Portfolio has entered into a Revolving Credit and Security Agreement, as amended (the Loan Facility) with certain Citibank, N.A. (“Citi”) sponsored conduits (the “Conduit Lenders”) that issue commercial paper, certain banks (the “Direct Lenders”) and Citi as secondary lender (together with any other secondary lenders, the “Secondary Lenders”) and as agent (the “Agent”) for the Conduit Lenders, the Direct Lenders and the Secondary Lenders that allows it to borrow up to $2.625 billion ($2.917 billion from October 15, 2019 to March 9, 2020) and to invest the borrowings in accordance with its investment practices. Borrowings under the Loan Facility are secured by the assets of the Portfolio and is in effect through March 8, 2021. In connection with borrowings from a Conduit Lender, the Portfolio pays to the Conduit Lender an amount equal to the Conduit Lender’s cost of borrowing (i.e., the interest payable on commercial paper issued by such Conduit Lender) plus a dealer commission (collectively, the “CP Rate”) multiplied by the principal amount of the advance to the Portfolio under the Loan Facility. In addition, the Portfolio pays a drawn fee to Citi on behalf of the Conduit Lenders equal to 0.85% per annum on its outstanding borrowings, a liquidity fee payable to the Secondary Lenders equal to 0.15% or 0.25% per annum of the undrawn amount under the Loan Facility depending on the amount borrowed by the Portfolio thereunder, and an upfront fee equal to 0.10% of the total commitment amount under the Loan Facility. The Portfolio pays substantially similar fees with respect to borrowings from the Direct Lenders, but it pays one-month LIBOR (or such other duration as approved by the Agent) on advances rather than the CP Rate. In the event that the Conduit Lenders are unable to fund their commitment and the Secondary Lenders provide backstop liquidity, the Portfolio is charged an interest rate similar to that paid to the Direct Lenders but a drawn fee that is substantially higher than the drawn fee paid to the Direct Lenders. Drawn and liquidity fees for the six months ended April 30, 2020 totaled $8,449,381 and are included in interest expense and fees on the Statement of Operations. In connection with the renewal of the Loan Facility on March 9, 2020, the Portfolio paid upfront fees of $2,625,000 and, shortly thereafter on March 19, 2020, the Portfolio paid waiver fees of $3,281,250 in connection with a reduction of Portfolio net asset value during the month of March 2020 due to market volatility; these aggregate upfront and waiver fees are being amortized to interest expense through March 8, 2021. The unamortized balance at April 30, 2020 is approximately $5,158,000 and is included in prepaid upfront fees and other fees on notes payable on the Statement of Assets and Liabilities. At April 30, 2020, the Portfolio had borrowings outstanding under the Loan Facility of $1,020,000,000 at an annual interest rate of 1.15%. Based on the short-term nature of borrowings under the Loan Facility and the variable interest rate, the carrying amount of the borrowings at April 30, 2020 approximated its fair value. If measured at fair value, borrowings under the Loan Facility would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2020. For the six months ended April 30, 2020, the average borrowings under the Loan Facility and the average annual interest rate (excluding fees) were $1,705,741,758 and 1.68%, respectively.

7  Investments in Affiliated Funds

At April 30, 2020, the value of the Portfolio’s investment in affiliated funds was $92,801,989, which represents 1.7% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$79,652,699	$2,163,820,224	$(2,150,663,873)	$(27,496)	$20,435	$92,801,989	$960,469	92,801,989

52

Senior Debt Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$6,148,184,339	$2,947,144	$6,151,131,483

Corporate Bonds & Notes	—	106,238,576	—	106,238,576

Asset-Backed Securities	—	216,870,177	—	216,870,177

Common Stocks	6,758,446	10,477,254	16,461,779	33,697,479

Preferred Stocks	—	—	2,229,275	2,229,275

Closed-End Funds	33,541,310	—	—	33,541,310

Miscellaneous	—	164,557	—	164,557

Warrants	—	—	0	0

Short-Term Investments	—	92,801,989	—	92,801,989

Total Investments	$40,299,756	$6,574,736,892	$21,638,198	$6,636,674,846

Forward Foreign Currency Exchange Contracts	$—	$2,396,688	$—	$2,396,688

Total	$40,299,756	$6,577,133,580	$21,638,198	$6,639,071,534

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(3,853,788)	$—	$(3,853,788)

Total	$—	$(3,853,788)	$—	$(3,853,788)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2020 is not presented.

9  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

53

Senior Debt Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Portfolio’s investments.

54

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

55

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Senior Debt Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Advantage Fund (the “Fund”) invests, and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes in such personnel. In particular, the Board considered the abilities and experience of the Adviser’s

56

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

investment professionals in analyzing special considerations relevant to investing in senior floating rate loans. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of accounts. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

57

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

58

Eaton Vance

Floating-Rate Advantage Fund

April 30, 2020

Officers and Trustees

Officers of Eaton Vance Floating-Rate Advantage Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Senior Debt Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Advantage Fund and Senior Debt Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

59

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

60

Investment Adviser of Senior Debt Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7763    4.30.20

Eaton Vance

Floating-Rate Fund

Semiannual Report

April 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2020

Eaton Vance

Floating-Rate Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	53

Officers and Trustees	57

Important Notices	58

Eaton Vance

Floating-Rate Fund

April 30, 2020

Performance1,2

Portfolio Managers Craig P. Russ and Andrew N. Sveen, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Advisers Class at NAV	02/07/2001	02/07/2001	–7.07%	–7.21%	1.52%	2.87%
Class A at NAV	05/05/2003	02/07/2001	–7.11	–7.27	1.52	2.86
Class A with 2.25% Maximum Sales Charge	—	—	–9.22	–9.33	1.07	2.63
Class C at NAV	02/01/2001	02/01/2001	–7.43	–7.92	0.76	2.09
Class C with 1% Maximum Sales Charge	—	—	–8.34	–8.81	0.76	2.09
Class I at NAV	01/30/2001	01/30/2001	–7.06	–7.08	1.78	3.11
Class R6 at NAV	12/01/2016	01/30/2001	–7.02	–7.02	1.84	3.14
S&P/LSTA Leveraged Loan Index	—	—	–7.14%	–6.61%	1.85%	3.38%

% Total Annual Operating Expense Ratios[3]		Advisers Class	Class A	Class C	Class I	Class R6
		1.03%	1.02%	1.78%	0.77%	0.72%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Fund

April 30, 2020

Fund Profile4

Top 10 Issuers (% of total investments)5

Bausch Health Companies, Inc.	1.1%

TransDigm, Inc.	1.1

Ziggo B.V.	1.1

AppLovin Corporation	1.1

MA FinanceCo., LLC	1.1

Virgin Media SFA Finance Limited	1.0

Kronos Incorporated	1.0

Informatica, LLC	1.0

Asurion, LLC	1.0

CenturyLink, Inc.	0.9

Total	10.4%

Top 10 Sectors (% of total investments)5

Electronics/Electrical	14.4%

Business Equipment and Services	7.0

Health Care	6.4

Drugs	5.3

Telecommunications	4.7

Leisure Goods/Activities/Movies	4.5

Food Products	3.6

Cable and Satellite Television	3.5

Chemicals and Plastics	3.3

Industrial Equipment	3.3

Total	56.0%

Credit Quality (% of bonds, loans and asset-backed securities)6

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Floating-Rate Fund

April 30, 2020

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.
[6]

Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

Fund profile subject to change due to active management.

4

Eaton Vance

Floating-Rate Fund

April 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 – April 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/19)	Ending Account Value (4/30/20)	Expenses Paid During Period* (11/1/19 – 4/30/20)	Annualized Expense Ratio

Actual
Advisers Class	$1,000.00	$929.30	$5.18	1.08%
Class A	$1,000.00	$928.90	$5.18	1.08%
Class C	$1,000.00	$925.70	$8.81	1.84%
Class I	$1,000.00	$929.40	$3.98	0.83%
Class R6	$1,000.00	$929.80	$3.74	0.78%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,019.50	$5.42	1.08%
Class A	$1,000.00	$1,019.50	$5.42	1.08%
Class C	$1,000.00	$1,015.70	$9.22	1.84%
Class I	$1,000.00	$1,020.70	$4.17	0.83%
Class R6	$1,000.00	$1,021.00	$3.92	0.78%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2019. The Example reflects the expenses of both the Fund and the Portfolio.

5

Eaton Vance

Floating-Rate Fund

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Investment in Eaton Vance Floating Rate Portfolio, at value (identified cost, $5,755,562,709)	$5,069,547,432

Receivable for Fund shares sold	24,907,109

Total assets	$5,094,454,541

Liabilities

Payable for Fund shares redeemed	$21,681,371

Distributions payable	3,461,646

Payable to affiliates:

Administration fee	619,730

Distribution and service fees	375,533

Trustees’ fees	42

Accrued expenses	1,069,875

Total liabilities	$27,208,197

Net Assets	$5,067,246,344

Sources of Net Assets

Paid-in capital	$6,210,676,797

Accumulated loss	(1,143,430,453)

Total	$5,067,246,344

Advisers Class Shares

Net Assets	$232,690,924

Shares Outstanding	29,276,495

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$7.95

Class A Shares

Net Assets	$629,300,636

Shares Outstanding	76,531,621

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.22

Maximum Offering Price Per Share

(100 ÷ 97.75 of net asset value per share)	$8.41

Class C Shares

Net Assets	$240,763,112

Shares Outstanding	30,326,311

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$7.94

Class I Shares

Net Assets	$3,543,463,353

Shares Outstanding	445,584,652

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$7.95

Class R6 Shares

Net Assets	$421,028,319

Shares Outstanding	52,897,427

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$7.96

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Interest and other income allocated from Portfolio	$153,395,965

Dividends allocated from Portfolio	3,411,985

Expenses allocated from Portfolio	(18,746,282)

Total investment income from Portfolio	$138,061,668

Expenses

Administration fee	$4,664,047

Distribution and service fees

Advisers Class	405,007

Class A	907,712

Class C	1,478,331

Trustees’ fees and expenses	250

Custodian fee	21,526

Transfer and dividend disbursing agent fees	1,872,376

Legal and accounting services	63,558

Printing and postage	159,660

Registration fees	207,864

Miscellaneous	31,059

Total expenses	$9,811,390

Net investment income	$128,250,278

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions	$(168,939,859)

Foreign currency transactions	(3,130,839)

Forward foreign currency exchange contracts	10,364,010

Net realized loss	$(161,706,688)

Change in unrealized appreciation (depreciation) —

Investments	$(417,903,671)

Foreign currency	(139,465)

Forward foreign currency exchange contracts	3,505,488

Net change in unrealized appreciation (depreciation)	$(414,537,648)

Net realized and unrealized loss	$(576,244,336)

Net decrease in net assets from operations	$(447,994,058)

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$128,250,278	$391,105,152

Net realized loss	(161,706,688)	(83,595,808)

Net change in unrealized appreciation (depreciation)	(414,537,648)	(216,312,616)

Net increase (decrease) in net assets from operations	$(447,994,058)	$91,196,728

Distributions to shareholders —

Advisers Class	$(7,008,943)	$(21,480,589)

Class A	(15,621,061)	(40,797,654)

Class B	—	(40,822)

Class C	(5,265,813)	(16,656,167)

Class I	(102,931,485)	(296,157,293)

Class R6	(8,665,108)	(17,209,834)

Total distributions to shareholders	$(139,492,410)	$(392,342,359)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Advisers Class	$63,548,774	$55,841,920

Class A	80,516,389	168,643,321

Class C	16,819,582	42,526,455

Class I	844,253,576	1,898,867,963

Class R6	196,485,468	260,986,296

Net asset value of shares issued to shareholders in payment of distributions declared

Advisers Class	6,937,707	21,031,664

Class A	13,519,953	35,786,939

Class B	—	39,557

Class C	4,196,007	13,784,539

Class I	77,258,357	213,266,427

Class R6	7,785,364	16,974,140

Cost of shares redeemed

Advisers Class	(172,545,461)	(251,348,187)

Class A	(196,462,276)	(495,835,764)

Class B	—	(422,197)

Class C	(70,300,520)	(173,445,065)

Class I	(1,937,949,193)	(4,350,126,232)

Class R6	(145,876,992)	(120,521,093)

Net asset value of shares converted(1)

Class A	10,722,350	125,221,579

Class B	—	(1,803,002)

Class C	(10,722,350)	(123,418,577)

Net decrease in net assets from Fund share transactions	$(1,211,813,265)	$(2,663,949,317)

Other capital —

Portfolio transaction fee contributed to Portfolio	$—	$(5,980,480)

Portfolio transaction fee allocated from Portfolio	—	6,310,445

Net increase in net assets from other capital	$—	$329,965

Net decrease in net assets	$(1,799,299,733)	$(2,964,764,983)

Net Assets

At beginning of period	$6,866,546,077	$9,831,311,060

At end of period	$5,067,246,344	$6,866,546,077

(1)	Includes the conversion of Class B to Class A shares at the close of business on October 15, 2019 upon the termination of Class B.

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2020

Financial Highlights

	Advisers Class
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$8.740		$9.050	$9.010	$8.870	$8.670	$9.010

Income (Loss) From Operations

Net investment income(1)	$0.169		$0.411	$0.357	$0.323	$0.352	$0.339

Net realized and unrealized gain (loss)	(0.777)		(0.310)	0.036	0.140	0.200	(0.339)

Total income (loss) from operations	$(0.608)		$0.101	$0.393	$0.463	$0.552	$—

Less Distributions

From net investment income	$(0.182)		$(0.411)	$(0.353)	$(0.323)	$(0.345)	$(0.327)

Tax return of capital	—		—	—	—	(0.007)	(0.013)

Total distributions	$(0.182)		$(0.411)	$(0.353)	$(0.323)	$(0.352)	$(0.340)

Net asset value — End of period	$7.950		$8.740	$9.050	$9.010	$8.870	$8.670

Total Return(2)	(7.07	)%(3)	1.16%	4.44%	5.30%	6.57%	(0.03)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$232,691		$364,983	$556,125	$314,611	$338,079	$421,431

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.08	%(6)	1.03%	1.02%	1.04%	1.07%	1.03%

Net investment income	3.97	%(6)	4.63%	3.95%	3.60%	4.10%	3.81%

Portfolio Turnover of the Portfolio	17	%(3)	16%	30%	42%	27%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2020

Financial Highlights — continued

	Class A
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$9.050		$9.360	$9.310	$9.170	$8.970	$9.310

Income (Loss) From Operations

Net investment income(1)	$0.174		$0.425	$0.365	$0.334	$0.364	$0.351

Net realized and unrealized gain (loss)	(0.816)		(0.310)	0.050	0.141	0.200	(0.339)

Total income (loss) from operations	$(0.642)		$0.115	$0.415	$0.475	$0.564	$0.012

Less Distributions

From net investment income	$(0.188)		$(0.425)	$(0.365)	$(0.335)	$(0.357)	$(0.338)

Tax return of capital	—		—	—	—	(0.007)	(0.014)

Total distributions	$(0.188)		$(0.425)	$(0.365)	$(0.335)	$(0.364)	$(0.352)

Net asset value — End of period	$8.220		$9.050	$9.360	$9.310	$9.170	$8.970

Total Return(2)	(7.11	)%(3)	1.17%	4.42%	5.36%	6.50%	0.10%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$629,301		$788,125	$984,812	$1,023,559	$1,067,045	$1,323,646

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.08	%(6)	1.02%	1.02%	1.04%	1.07%	1.03%

Net investment income	3.97	%(6)	4.63%	3.90%	3.60%	4.11%	3.81%

Portfolio Turnover of the Portfolio	17	%(3)	16%	30%	42%	27%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2020

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$8.730		$9.040	$8.990	$8.860	$8.660	$9.000

Income (Loss) From Operations

Net investment income(1)	$0.137		$0.343	$0.285	$0.256	$0.287	$0.272

Net realized and unrealized gain (loss)	(0.777)		(0.308)	0.050	0.130	0.200	(0.339)

Total income (loss) from operations	$(0.640)		$0.035	$0.335	$0.386	$0.487	$(0.067)

Less Distributions

From net investment income	$(0.150)		$(0.345)	$(0.285)	$(0.256)	$(0.281)	$(0.262)

Tax return of capital	—		—	—	—	(0.006)	(0.011)

Total distributions	$(0.150)		$(0.345)	$(0.285)	$(0.256)	$(0.287)	$(0.273)

Net asset value — End of period	$7.940		$8.730	$9.040	$8.990	$8.860	$8.660

Total Return(2)	(7.43	)%(3)	0.40%	3.66%	4.51%	5.78%	(0.67)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$240,763		$328,577	$585,693	$624,015	$691,050	$793,845

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.84	%(6)	1.78%	1.77%	1.79%	1.82%	1.78%

Net investment income	3.22	%(6)	3.86%	3.15%	2.85%	3.36%	3.06%

Portfolio Turnover of the Portfolio	17	%(3)	16%	30%	42%	27%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2020

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$8.750		$9.060	$9.010	$8.880	$8.680	$9.010

Income (Loss) From Operations

Net investment income(1)	$0.180		$0.433	$0.377	$0.346	$0.374	$0.362

Net realized and unrealized gain (loss)	(0.787)		(0.309)	0.049	0.130	0.199	(0.330)

Total income (loss) from operations	$(0.607)		$0.124	$0.426	$0.476	$0.573	$0.032

Less Distributions

From net investment income	$(0.193)		$(0.434)	$(0.376)	$(0.346)	$(0.365)	$(0.348)

Tax return of capital	—		—	—	—	(0.008)	(0.014)

Total distributions	$(0.193)		$(0.434)	$(0.376)	$(0.346)	$(0.373)	$(0.362)

Net asset value — End of period	$7.950		$8.750	$9.060	$9.010	$8.880	$8.680

Total Return(2)	(7.06	)%(3)	1.41%	4.81%	5.56%	6.72%	0.33%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,543,463		$4,985,629	$7,450,507	$6,123,148	$4,961,131	$6,153,765

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	0.83	%(6)	0.77%	0.77%	0.79%	0.82%	0.78%

Net investment income	4.22	%(6)	4.88%	4.17%	3.85%	4.36%	4.06%

Portfolio Turnover of the Portfolio	17	%(3)	16%	30%	42%	27%	19%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2020

Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2017(1)
			2019	2018

Net asset value — Beginning of period	$8.760		$9.060	$9.020	$8.870

Income (Loss) From Operations

Net investment income	$0.182	(2)	$0.437 (2)	$0.382 (2)	$0.323

Net realized and unrealized gain (loss)	(0.786)		(0.299)	0.039	0.150

Total income (loss) from operations	$(0.604)		$0.138	$0.421	$0.473

Less Distributions

From net investment income	$(0.196)		$(0.438)	$(0.381)	$(0.323)

Total distributions	$(0.196)		$(0.438)	$(0.381)	$(0.323)

Net asset value — End of period	$7.960		$8.760	$9.060	$9.020

Total Return(3)	(7.02	)%(4)	1.57%	4.75%	5.39	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$421,028		$399,233	$251,945	$162,093

Ratios (as a percentage of average daily net assets):(5)

Expenses	0.78	%(6)	0.72%	0.72%	0.73	%(6)

Net investment income	4.27	%(6)	4.92%	4.22%	3.87	%(6)

Portfolio Turnover of the Portfolio	17	%(4)	16%	30%	42	%(7)

(1)	For the period from the commencement of operations, December 1, 2016, to October 31, 2017.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)	Annualized.

(7)	For the Portfolio’s year ended October 31, 2017.

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Fund

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Advisers Class, Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’ paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Eaton Vance Floating Rate Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (87.1% at April 30, 2020). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

14

Eaton Vance

Floating-Rate Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $187,218,132 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2019, $187,218,132 are long-term.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2020, the administration fee amounted to $4,664,047. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2020, EVM earned $122,582 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $7,335 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2020. EVD also received distribution and service fees from Advisers Class, Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect distribution plans for Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2020 amounted to $405,007 for Advisers Class shares and $907,712 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2020, the Fund paid or accrued to EVD and $1,108,748 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2020 amounted to $369,583 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class C shares are subject to a 1% CDSC if redeemed within 12 months of purchase. For the six months ended April 30, 2020, the Fund was informed that EVD received approximately $6,000 and $23,000 of CDSCs paid by Class A and Class C shareholders, respectively.

15

Eaton Vance

Floating-Rate Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended April 30, 2020, increases and decreases in the Fund’s investment in the Portfolio aggregated $128,833,626 and $1,517,682,091, respectively. During the year ended October 31, 2019, a Portfolio transaction fee was imposed by the Portfolio on the combined daily inflows or outflows of the Fund and the Portfolio’s other investors as more fully described at Note 1K of the Portfolio’s Notes to Financial Statements included herein. Such fee was allocated to the Fund based on its pro-rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets. Effective July 31, 2019, the Portfolio transaction fee was discontinued.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Advisers Class	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	7,330,730	6,301,771

Issued to shareholders electing to receive payments of distributions in Fund shares	811,425	2,374,726

Redemptions	(20,606,165)	(28,386,938)

Net decrease	(12,464,010)	(19,710,441)

Class A	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	9,137,161	18,370,998

Issued to shareholders electing to receive payments of distributions in Fund shares	1,533,557	3,906,958

Redemptions	(22,514,833)	(54,035,711)

Converted from Class B shares	—	196,619

Converted from Class C shares	1,251,038	13,478,873

Net decrease	(10,593,077)	(18,082,263)

Class B	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019(1)

Issued to shareholders electing to receive payments of distributions in Fund shares	—	4,471

Redemptions	—	(47,444)

Converted to Class A shares	—	(203,657)

Net decrease	—	(246,630)

16

Eaton Vance

Floating-Rate Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	1,944,665	4,796,081

Issued to shareholders electing to receive payments of distributions in Fund shares	492,208	1,559,115

Redemptions	(8,433,880)	(19,597,226)

Converted to Class A shares	(1,295,859)	(13,933,895)

Net decrease	(7,292,866)	(27,175,925)

Class I	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	101,306,255	214,012,976

Issued to shareholders electing to receive payments of distributions in Fund shares	9,052,884	24,066,495

Redemptions	(234,508,045)	(491,143,724)

Net decrease	(124,148,906)	(253,064,253)

Class R6	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	24,276,480	29,431,881

Issued to shareholders electing to receive payments of distributions in Fund shares	912,758	1,913,389

Redemptions	(17,876,104)	(13,562,318)

Net increase	7,313,134	17,782,952

(1)	At the close of business on October 15, 2019, Class B shares were converted into Class A and Class B was terminated.

8  Risks and Uncertainties

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund’s investments.

17

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 86.8%(1)
Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.8%

Aernnova Aerospace S.A.U.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 22, 2027	EUR	913	$788,131

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 26, 2027	EUR	3,562	3,073,711

AI Convoy (Luxembourg) S.a.r.l.

Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing January 17, 2027	EUR	3,650	3,835,857

Term Loan, 4.65%, (USD LIBOR + 3.50%), Maturing January 17, 2027(2)		4,225	4,019,031

Dynasty Acquisition Co., Inc.

Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		4,709	4,165,868

Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		8,760	7,748,515

IAP Worldwide Services, Inc.

Revolving Loan, 1.38%, (3 mo. USD LIBOR + 5.50%), Maturing July 19, 2021(3)		5,526	5,096,444

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2020(4)		6,969	5,510,526

TransDigm, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing August 22, 2024		28,747	25,320,425

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing May 30, 2025		6,433	5,654,352

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing December 9, 2025		34,382	30,240,452

WP CPP Holdings, LLC

Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), Maturing April 30, 2025(2)		9,670	7,324,906

			$102,778,218

Automotive — 2.4%

Adient US, LLC

Term Loan, 5.52%, (3 mo. USD LIBOR + 4.00%), Maturing May 6, 2024		2,754	$2,500,284

American Axle and Manufacturing, Inc.

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 6, 2024		19,165	16,681,127

Autokiniton US Holdings, Inc.

Term Loan, 6.78%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025		9,309	7,447,350

Bright Bidco B.V.

Term Loan, 4.57%, (USD LIBOR + 3.50%), Maturing June 30, 2024(2)		18,107	5,665,890

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)

Chassix, Inc.

Term Loan, 7.35%, (USD LIBOR + 5.50%), Maturing November 15, 2023(2)		8,925	$6,425,694

CS Intermediate Holdco 2, LLC

Term Loan, 2.75%, (1 mo. USD LIBOR + 2.00%, Floor 0.75%), Maturing November 2, 2023		5,097	3,695,127

Dayco Products, LLC

Term Loan, 5.86%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		11,030	8,272,674

Garrett LX III S.a.r.l.

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 27, 2025	EUR	4,625	4,511,246

Goodyear Tire & Rubber Company (The)

Term Loan - Second Lien, 3.20%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2025		8,017	7,450,799

IAA, Inc.

Term Loan, 2.69%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026		6,071	5,820,631

Panther BF Aggregator 2 L.P.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026		22,822	20,739,530

Tenneco, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		34,756	26,943,330

Thor Industries, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		9,618	8,852,577

TI Group Automotive Systems, LLC

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing June 30, 2022		8,659	8,074,665

Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	7,664	7,705,582

Visteon Corporation

Term Loan, 2.40%, (USD LIBOR + 1.75%), Maturing March 25, 2024(2)		2,217	2,086,853

			$142,873,359

Beverage and Tobacco — 0.3%

Arterra Wines Canada, Inc.

Term Loan, 3.80%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		1,579	$1,526,011

Flavors Holdings, Inc.

Term Loan, 7.20%, (3 mo. USD LIBOR + 5.75%), Maturing June 30, 2020		12,507	11,944,646

18	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Beverage and Tobacco (continued)

Flavors Holdings, Inc. (continued)

Term Loan - Second Lien, 11.45%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021	3,000	$2,730,000

		$16,200,657

Brokerage / Securities Dealers / Investment Houses — 0.4%

Advisor Group, Inc.

Term Loan, 5.40%, (1 mo. USD LIBOR + 5.00%), Maturing July 31, 2026	11,176	$9,310,589

Clipper Acquisitions Corp.

Term Loan, 2.73%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024	13,001	12,415,716

OZ Management L.P.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023	544	538,164

Resolute Investment Managers, Inc.

Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 30, 2023	3,800	3,420,000

		$25,684,469

Building and Development — 2.5%

ACProducts, Inc.

Term Loan, 8.19%, (3 mo. USD LIBOR + 6.50%), Maturing August 18, 2025	3,725	$3,352,500

Advanced Drainage Systems, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026	2,794	2,734,435

American Builders & Contractors Supply Co., Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027	22,014	20,817,343

APi Group DE, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026	13,766	13,382,654

Core & Main L.P.

Term Loan, 3.99%, (USD LIBOR + 2.75%), Maturing August 1, 2024(2)	12,644	12,006,395

CPG International, Inc.

Term Loan, 5.93%, (12 mo. USD LIBOR + 3.75%), Maturing May 5, 2024	11,649	10,658,391

Cushman & Wakefield U.S. Borrower, LLC

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2025	31,928	29,726,859

Henry Company, LLC

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing October 5, 2023	1,118	1,040,307

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)

NCI Building Systems, Inc.

Term Loan, 4.58%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025		9,653	$8,341,486

Quikrete Holdings, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2027		8,649	8,103,001

RE/MAX International, Inc.

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing December 15, 2023		17,623	16,565,512

Realogy Group, LLC

Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		5,448	4,601,665

Werner FinCo L.P.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing July 24, 2024		8,244	7,131,328

WireCo WorldGroup, Inc.

Term Loan, 6.07%, (6 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		6,808	5,156,973

			$143,618,849

Business Equipment and Services — 6.6%

Adtalem Global Education, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		4,470	$4,155,585

Airbnb, Inc.

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 17, 2025		6,450	6,587,062

AlixPartners, LLP

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing April 4, 2024	EUR	8,841	9,445,902

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing April 4, 2024		6,607	6,399,158

Allied Universal Holdco, LLC

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		5,287	4,961,049

Amentum Government Services Holdings, LLC

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.00%), Maturing February 1, 2027		9,575	9,233,891

AppLovin Corporation

Term Loan, Maturing August 15, 2025(5)		5,375	5,146,563

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025		26,963	25,800,015

ASGN Incorporated

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing April 2, 2025		575	564,353

19	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Belfor Holdings, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	5,881	$5,689,444

BidFair MergeRight, Inc.

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing January 15, 2027	5,893	5,156,609

Bracket Intermediate Holding Corp.

Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	9,048	8,267,599

Brand Energy & Infrastructure Services, Inc.

Term Loan, 5.45%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024	5,859	4,989,568

Camelot U.S. Acquisition 1 Co.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing October 31, 2026	10,698	10,319,290

Ceridian HCM Holding, Inc.

Term Loan, 2.64%, (1 week USD LIBOR + 2.50%), Maturing April 30, 2025	10,269	9,742,308

CM Acquisition Co.

Term Loan, 11.45%, (3 mo. USD LIBOR + 10.00%), Maturing July 26, 2023	4,783	4,474,965

Da Vinci Purchaser Corp.

Term Loan, 5.24%, (6 mo. USD LIBOR + 4.00%), Maturing January 8, 2027	3,550	3,363,625

EAB Global, Inc.

Term Loan, 4.88%, (USD LIBOR + 3.75%, Floor 1.00%), Maturing November 15, 2024(2)	14,308	13,628,370

EIG Investors Corp.

Term Loan, 5.39%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023	28,522	26,454,245

Garda World Security Corporation

Term Loan, 6.39%, (3 mo. USD LIBOR + 4.75%), Maturing October 30, 2026	7,695	7,446,002

IG Investment Holdings, LLC

Term Loan, 5.45%, (3 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	24,659	20,605,939

IRI Holdings, Inc.

Term Loan, 5.86%, (3 mo. USD LIBOR + 4.25%), Maturing December 1, 2025	19,553	16,766,269

Iron Mountain, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	8,927	8,413,500

KAR Auction Services, Inc.

Term Loan, 2.88%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026	3,352	3,066,980

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Kronos Incorporated

Term Loan, 4.76%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		60,618	$58,685,575

KUEHG Corp.

Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025		20,213	16,549,539

Term Loan - Second Lien, 9.70%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025		4,425	3,429,375

Loire Finco Luxembourg S.a.r.l.

Term Loan, Maturing January 22, 2027(5)	EUR	2,275	2,372,144

Term Loan, Maturing January 22, 2027(5)		3,075	2,905,875

Monitronics International, Inc.

Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), Maturing March 29, 2024		17,276	11,747,877

Outfront Media Capital, LLC

Term Loan, 2.58%, (1 mo. USD LIBOR + 1.75%), Maturing November 18, 2026		2,000	1,850,000

PGX Holdings, Inc.

Term Loan, 0.00%, Maturing September 29, 2020(6)		9,888	4,202,552

Pre-Paid Legal Services, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025		1,908	1,753,281

Prime Security Services Borrower, LLC

Term Loan, Maturing September 23, 2026(5)		1,000	957,708

Rockwood Service Corporation

Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing January 23, 2027		4,300	3,956,000

Speedster Bidco GmbH

Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing March 31, 2027	EUR	2,975	2,997,710

Spin Holdco, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing November 14, 2022		31,269	28,884,424

Trans Union, LLC

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing November 16, 2026		1,247	1,197,431

Vestcom Parent Holdings, Inc.

Term Loan, 5.07%, (6 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		1,886	1,726,032

WASH Multifamily Laundry Systems, LLC

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022		1,516	1,371,720

West Corporation

Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		3,881	3,028,468

20	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

West Corporation (continued)

Term Loan, 5.45%, (3 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		4,973	$3,920,797

Zephyr Bidco Limited

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing July 23, 2025	EUR	4,975	4,944,148

Term Loan, 4.48%, (1 mo. GBP LIBOR + 4.25%), Maturing July 23, 2025	GBP	8,675	9,587,706

			$386,746,653

Cable and Satellite Television — 3.5%

Altice France S.A.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		4,519	$4,202,569

Term Loan, 4.81%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		6,471	6,041,468

Charter Communications Operating, LLC

Term Loan, 2.16%, (1 mo. USD LIBOR + 1.75%), Maturing February 1, 2027		6,790	6,555,867

CSC Holdings, LLC

Term Loan, 3.06%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		25,933	24,921,576

Term Loan, 3.06%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		4	4,058

Term Loan, 3.31%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2027		8,408	8,078,413

Numericable Group S.A.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	7,209	7,416,253

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		21,186	19,607,545

Telenet Financing USD, LLC

Term Loan, 2.81%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2028		33,825	32,319,787

Telenet International Finance S.a.r.l.

Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing April 30, 2029	EUR	5,000	5,375,531

UPC Broadband Holding B.V.

Term Loan, 3.06%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2028		7,475	7,082,563

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing April 30, 2029	EUR	4,000	4,273,813

Virgin Media Bristol, LLC

Term Loan, 3.31%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028		39,275	37,248,135

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)

Virgin Media SFA Finance Limited

Term Loan, 3.51%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	8,175	$9,764,426

Term Loan, 3.51%, (1 mo. GBP LIBOR + 3.25%), Maturing November 15, 2027	GBP	600	715,238

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing January 31, 2029	EUR	11,625	12,341,150

Ziggo B.V.

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 31, 2029	EUR	17,350	18,248,155

			$204,196,547

Chemicals and Plastics — 3.3%

Alpha 3 B.V.

Term Loan, 4.45%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		3	$2,705

Aruba Investments, Inc.

Term Loan, 4.32%, (6 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		2,764	2,680,876

Axalta Coating Systems US Holdings, Inc.

Term Loan, 3.20%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		30,278	29,573,829

Caldic B.V.

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing July 18, 2024	EUR	500	501,694

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing July 18, 2024	EUR	2,166	2,173,727

Chemours Company (The)

Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 3, 2025	EUR	2,863	2,876,871

Colouroz Investment 1 GmbH

Term Loan, 3.75%, (3 mo. EURIBOR + 3.00%, Floor 0.75%), Maturing September 7, 2021	EUR	1,979	1,791,628

Element Solutions, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing January 31, 2026		4,451	4,286,852

Emerald Performance Materials, LLC

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 1, 2021		5,169	4,901,901

Ferro Corporation

Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,757	3,634,575

Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,838	3,713,588

Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		7,052	6,823,007

21	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Flint Group GmbH

Term Loan, 4.02%, (USD LIBOR + 3.00%, Floor 1.00%), Maturing September 7, 2021(2)		2,698	$2,198,805

Flint Group US, LLC

Term Loan, 4.02%, (USD LIBOR + 3.00%, Floor 1.00%), Maturing September 7, 2021(2)		16,320	13,300,967

Gemini HDPE, LLC

Term Loan, 3.27%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		9,352	8,977,562

Hexion, Inc.

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing July 1, 2026	EUR	15,875	16,309,324

INEOS Enterprises Holdings II Limited

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing August 28, 2026	EUR	1,975	2,084,494

INEOS Enterprises Holdings US Finco, LLC

Term Loan, 5.11%, (3 mo. USD LIBOR + 3.50%), Maturing August 28, 2026		2,146	2,028,340

INEOS Finance PLC

Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 1, 2024	EUR	6,389	6,764,848

Inovyn Finance PLC

Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 9, 2027	EUR	3,204	3,361,773

Kraton Polymers, LLC

Term Loan, 2.75%, (1 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	1,051	1,140,593

Messer Industries GmbH

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 1, 2026	EUR	4,275	4,544,214

PMHC II, Inc.

Term Loan, 4.50%, (12 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 31, 2025		4,116	3,416,280

PQ Corporation

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2027		17,475	16,763,318

Pregis TopCo Corporation

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.00%), Maturing July 31, 2026		5,411	4,897,351

Rohm Holding GmbH

Term Loan, 5.00%, (6 mo. EURIBOR + 5.00%), Maturing July 31, 2026	EUR	1,600	1,453,828

Term Loan, 6.78%, (6 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		3,292	2,600,466

Starfruit Finco B.V.

Term Loan, 3.86%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		9,959	9,100,332

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Tata Chemicals North America, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing August 7, 2020		5,654	$5,484,014

Tronox Finance, LLC

Term Loan, 3.59%, (USD LIBOR + 2.75%), Maturing September 23, 2024(2)		12,606	11,861,950

Univar, Inc.

Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		12,865	12,478,604

			$191,728,316

Clothing / Textiles — 0.0%(7)

Samsonite International S.A.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing April 25, 2025		2,793	$2,592,376

			$2,592,376

Conglomerates — 0.1%

Penn Engineering & Manufacturing Corp.

Term Loan, 4.12%, (3 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,357	$2,192,076

SGB-SMIT Management GmbH

Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing July 18, 2024	EUR	6,720	2,761,600

			$4,953,676

Containers and Glass Products — 2.3%

Berry Global, Inc.

Term Loan, 2.83%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		5,860	$5,736,804

Term Loan, 2.83%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2024		7,271	7,088,863

BWAY Holding Company

Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		5,744	4,982,489

Flex Acquisition Company, Inc.

Term Loan, 4.43%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		24,928	23,432,567

Term Loan, 4.68%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		11,697	10,975,503

Libbey Glass, Inc.

Term Loan, 3.86%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		10,168	4,960,795

Pelican Products, Inc.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing May 1, 2025		6,951	5,786,864

22	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)

Proampac PG Borrower, LLC

Term Loan, 4.84%, (USD LIBOR + 3.50%, Floor 1.00%), Maturing November 20, 2023(2)		5,861	$5,450,481

Reynolds Consumer Products, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing February 4, 2027		12,900	12,457,711

Reynolds Group Holdings, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		49,666	47,551,180

Trident TPI Holdings, Inc.

Term Loan, 4.32%, (USD LIBOR + 3.25%), Maturing October 17, 2024(2)		4,574	4,047,621

			$132,470,878

Cosmetics / Toiletries — 0.4%

Kronos Acquisition Holdings, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 15, 2023		25,180	$22,724,619

			$22,724,619

Drugs — 5.2%

Aenova Holding GmbH

Term Loan, 5.00%, (6 mo. EURIBOR + 5.00%), Maturing March 6, 2025	EUR	1,825	$1,933,262

Akorn, Inc.

Term Loan, 15.50%, (1 mo. USD LIBOR + 14.50%, Floor 1.00%), 14.75% cash, 0.75% PIK, Maturing April 16, 2021		19,134	16,327,605

Albany Molecular Research, Inc.

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing August 30, 2024		6,226	5,734,062

Alkermes, Inc.

Term Loan, 3.01%, (1 mo. USD LIBOR + 2.25%), Maturing March 27, 2023		18,787	17,378,318

Amneal Pharmaceuticals, LLC

Term Loan, 3.94%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		25,464	22,885,609

Arbor Pharmaceuticals, Inc.

Term Loan, 6.00%, (2 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing July 5, 2023		13,080	10,965,701

Bausch Health Companies, Inc.

Term Loan, 3.72%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		56,974	55,216,851

Catalent Pharma Solutions, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing May 18, 2026		8,712	8,603,100

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Drugs (continued)

Elanco Animal Health, Inc.

Term Loan, Maturing February 4, 2027(5)		17,575	$17,000,157

Endo Luxembourg Finance Company I S.a.r.l.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing April 29, 2024		25,308	23,270,557

Grifols Worldwide Operations USA, Inc.

Term Loan, 2.14%, (1 week USD LIBOR + 2.00%), Maturing November 15, 2027		36,288	35,199,118

Horizon Therapeutics USA, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing May 22, 2026		7,802	7,652,529

Jaguar Holding Company II

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022		42,662	41,955,366

Mallinckrodt International Finance S.A.

Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		33,615	23,986,911

Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		11,026	7,773,334

Nidda Healthcare Holding AG

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 21, 2026	EUR	5,475	5,666,789

			$301,549,269

Ecological Services and Equipment — 0.4%

Advanced Disposal Services, Inc.

Term Loan, 3.00%, (1 week USD LIBOR + 2.25%, Floor 0.75%), Maturing November 10, 2023		7,473	$7,408,001

EnergySolutions, LLC

Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		17,493	15,919,028

US Ecology Holdings, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2026		2,594	2,541,630

			$25,868,659

Electronics / Electrical — 14.5%

Almonde, Inc.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 13, 2024		24,668	$21,543,529

Applied Systems, Inc.

Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024		31,327	30,124,076

Term Loan - Second Lien, 8.45%, (3 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		3,279	3,163,868

23	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Aptean, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.25%), Maturing April 23, 2026		7,563	$7,014,476

Astra Acquisition Corp.

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 1, 2027		5,875	5,493,125

Avast Software B.V.

Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing September 29, 2023		5,584	5,453,627

Banff Merger Sub, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		36,704	31,901,540

Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	3,407	3,241,077

Buzz Merger Sub, Ltd.

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing January 29, 2027		4,950	4,739,625

Castle US Holding Corporation

Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing January 29, 2027		9,021	7,637,706

Celestica, Inc.

Term Loan, 2.61%, (1 mo. USD LIBOR + 2.13%), Maturing June 27, 2025		4,008	3,703,888

Term Loan, 2.99%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		3,319	3,111,328

Cohu, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		10,367	8,604,714

CommScope, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026		20,008	19,002,853

CPI International, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 26, 2024		10,229	8,643,167

Datto, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026		3,896	3,671,568

ECI Macola/Max Holdings, LLC

Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		8,411	7,444,163

Electro Rent Corporation

Term Loan, 6.02%, (USD LIBOR + 5.00%, Floor 1.00%), Maturing January 31, 2024(2)		17,200	15,949,323

Entegris, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing November 6, 2025		2,458	2,433,544

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Epicor Software Corporation

Term Loan, 3.66%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		16,680	$16,172,050

Fiserv Investment Solutions, Inc.

Term Loan, 6.44%, (3 mo. USD LIBOR + 4.75%), Maturing February 18, 2027		5,000	4,850,000

Go Daddy Operating Company, LLC

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing February 15, 2024		49,169	47,837,786

Hyland Software, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 1, 2024		45,662	44,046,908

Infoblox, Inc.

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		17,188	16,457,102

Infor (US), Inc.

Term Loan, 3.25%, (1 mo. EURIBOR + 2.25%, Floor 1.00%), Maturing February 1, 2022	EUR	4,957	5,384,657

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 1, 2022		37,679	37,153,562

Informatica, LLC

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing February 25, 2027	EUR	2,425	2,563,317

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing February 25, 2027		53,775	50,750,156

Term Loan - Second Lien, 7.13%, Maturing February 25, 2025(8)		4,675	4,523,063

MA FinanceCo., LLC

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		32,990	31,794,570

Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing June 21, 2024	EUR	2,500	2,586,663

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		3,744	3,489,631

MACOM Technology Solutions Holdings, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		19,119	17,206,784

Marcel LUX IV S.a.r.l.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing March 15, 2026		2,220	2,120,118

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 16, 2026	EUR	2,650	2,717,660

Mirion Technologies, Inc.

Term Loan, 5.07%, (6 mo. USD LIBOR + 4.00%), Maturing March 6, 2026		5,301	5,126,222

MKS Instruments, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2026		3,562	3,473,320

24	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

MTS Systems Corporation

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 5, 2023	373	$361,419

NCR Corporation

Term Loan, 2.91%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026	9,229	8,813,337

Recorded Books, Inc.

Term Loan, Maturing August 29, 2025(5)	2,400	2,232,000

Renaissance Holding Corp.

Term Loan, 4.01%, (3 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	5,563	5,089,862

Term Loan - Second Lien, 7.76%, (3 mo. USD LIBOR + 7.00%), Maturing May 29, 2026	2,175	1,866,874

Seattle Spinco, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	25,286	23,566,337

SGS Cayman L.P.

Term Loan, 6.83%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	1,111	772,243

SkillSoft Corporation

Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing April 28, 2021	50,949	30,497,672

SolarWinds Holdings, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	26,878	26,183,530

Solera, LLC

Term Loan, 4.36%, (3 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	27,872	26,525,149

Sparta Systems, Inc.

Term Loan, 4.56%, (6 mo. USD LIBOR + 3.50%), Maturing August 21, 2024	3,413	2,936,883

SS&C Technologies Holdings Europe S.a.r.l.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	10,465	10,114,591

SS&C Technologies, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	2,733	2,638,996

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	14,663	14,170,393

STG-Fairway Holdings, LLC

Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing January 31, 2027	3,700	3,239,813

SurveyMonkey, Inc.

Term Loan, 3.91%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	13,317	12,252,002

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Sutherland Global Services, Inc.

Term Loan, 6.83%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	4,773	$3,317,519

Tibco Software, Inc.

Term Loan, 4.16%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2026	33,166	31,272,815

Term Loan - Second Lien, 7.66%, (1 mo. USD LIBOR + 7.25%), Maturing March 3, 2028	4,900	4,581,500

TTM Technologies, Inc.

Term Loan, 3.48%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	3,187	3,131,202

Uber Technologies, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	18,071	17,141,644

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 4, 2025	30,076	28,547,333

Ultimate Software Group, Inc. (The)

Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	21,031	20,163,585

Ultra Clean Holdings, Inc.

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	9,530	9,053,500

Verifone Systems, Inc.

Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	14,124	11,060,942

Veritas Bermuda, Ltd.

Term Loan, 5.95%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023	23,876	21,040,377

Vero Parent, Inc.

Term Loan, 7.86%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024	16,054	14,669,078

Vertiv Group Corporation

Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing March 2, 2027	1,225	1,150,543

VS Buyer, LLC

Term Loan, 4.86%, (3 mo. USD LIBOR + 3.25%), Maturing February 28, 2027	10,425	9,929,813

Vungle, Inc.

Term Loan, 5.99%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026	6,468	6,144,125

Western Digital Corporation

Term Loan, 2.77%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	2,946	2,855,997

		$846,451,840

25	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Equipment Leasing — 0.3%

Avolon TLB Borrower 1 (US), LLC

Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), Maturing January 15, 2025		21,582	$20,433,301

			$20,433,301

Financial Intermediaries — 3.0%

Aretec Group, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		16,947	$14,164,568

Citco Funding, LLC

Term Loan, 3.57%, (6 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		28,574	27,787,985

Claros Mortgage Trust, Inc.

Term Loan, 4.11%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2026		3,203	2,882,377

Ditech Holding Corporation

Term Loan, 0.00%, Maturing June 30, 2022(6)		34,065	13,626,184

EIG Management Company, LLC

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing February 22, 2025		2,965	2,686,578

Evergood 4 ApS

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	8,300	8,654,417

FinCo. I, LLC

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		6,919	6,707,437

Focus Financial Partners, LLC

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing July 3, 2024		6,261	5,979,094

Franklin Square Holdings L.P.

Term Loan, 2.69%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025		6,427	5,977,222

Greenhill & Co., Inc.

Term Loan, 3.97%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		5,785	5,351,560

GreenSky Holdings, LLC

Term Loan, 3.69%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		13,113	11,998,268

Guggenheim Partners, LLC

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing July 21, 2023		26,395	25,107,857

Harbourvest Partners, LLC

Term Loan, 3.06%, (1 mo. USD LIBOR + 2.25%), Maturing March 3, 2025		3,540	3,389,814

LPL Holdings, Inc.

Term Loan, 2.24%, (1 mo. USD LIBOR + 1.75%), Maturing November 12, 2026		16,359	15,868,230

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)

Nets Holding A/S

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing February 6, 2025	EUR	1,000	$1,030,784

Starwood Property Trust, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing July 27, 2026		715	652,566

StepStone Group L.P.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing March 27, 2025		6,836	6,664,612

Victory Capital Holdings, Inc.

Term Loan, 3.94%, (3 mo. USD LIBOR + 2.50%), Maturing July 1, 2026		9,803	9,429,158

Virtus Investment Partners, Inc.

Term Loan, 3.23%, (1 mo. USD LIBOR + 2.25%), Maturing June 1, 2024		5,528	5,347,945

			$173,306,656

Food Products — 3.7%

Alphabet Holding Company, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		31,029	$27,977,534

Atkins Nutritionals Holdings II, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 7, 2024		3,417	3,338,420

B&G Foods, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing October 10, 2026		2,537	2,474,347

Badger Buyer Corp.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing September 30, 2024		4,953	3,665,238

Del Monte Foods, Inc.

Term Loan, 4.86%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		26,037	25,679,261

Froneri International, Ltd.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing January 29, 2027		18,425	17,169,797

Term Loan - Second Lien, Maturing January 31, 2028(5)		1,000	945,000

Hearthside Food Solutions, LLC

Term Loan, 4.09%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		10,174	9,391,462

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		5,678	5,283,024

HLF Financing S.a.r.l.

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025		10,838	10,223,196

26	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)

Jacobs Douwe Egberts International B.V.

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		26,074	$25,574,449

JBS USA Lux S.A.

Term Loan, 3.07%, (6 mo. USD LIBOR + 2.00%), Maturing May 1, 2026		53,163	51,593,043

Nomad Foods Europe Midco Limited

Term Loan, 3.06%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		10,737	10,407,950

Sunshine Investments B.V.

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 28, 2025	EUR	10,618	11,351,698

Term Loan, 4.76%, (3 mo. GBP LIBOR + 4.00%), Maturing March 28, 2025	GBP	2,000	2,439,230

Valeo F1 Company Limited (Ireland)

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	6,000	5,648,009

			$213,161,658

Food Service — 1.0%

1011778 B.C. Unlimited Liability Company

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing November 19, 2026		36,982	$34,963,707

IRB Holding Corp.

Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing February 5, 2025(2)		15,641	13,740,213

KFC Holding Co.

Term Loan, 2.47%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		783	753,416

Restaurant Technologies, Inc.

Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		4,379	3,919,441

US Foods, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2023		5,947	5,518,592

			$58,895,369

Food / Drug Retailers — 0.3%

Allsup’s Convenience Stores, Inc.

Term Loan, 6.88%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024		4,962	$4,490,780

L1R HB Finance Limited

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	4,674	3,215,550

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food / Drug Retailers (continued)

L1R HB Finance Limited (continued)

Term Loan, 5.77%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	9,172	$7,277,896

			$14,984,226

Forest Products — 0.1%

Clearwater Paper Corporation

Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing July 26, 2026		3,466	$3,414,318

			$3,414,318

Health Care — 6.5%

Alliance Healthcare Services, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing October 24, 2023		8,625	$4,743,750

Term Loan - Second Lien, 11.00%, (1 mo. USD LIBOR + 10.00%, Floor 1.00%), Maturing April 24, 2024		5,575	2,230,000

athenahealth, Inc.

Term Loan, 5.28%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026		16,560	15,462,609

Avantor, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing November 21, 2024		6,364	6,284,470

BioClinica, Inc.

Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing October 20, 2023		10,551	9,548,457

BW NHHC Holdco, Inc.

Term Loan, 6.62%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		13,076	8,151,529

CeramTec AcquiCo GmbH

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 7, 2025	EUR	9,170	9,278,457

Change Healthcare Holdings, LLC

Term Loan, 3.50%, (3 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing March 1, 2024		3,230	3,125,696

CHG Healthcare Services, Inc.

Term Loan, 4.07%, (USD LIBOR + 3.00%), Maturing June 7, 2023(2)		14,249	13,537,018

CryoLife, Inc.

Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024		5,450	5,204,332

Elsan SAS

Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing October 31, 2024	EUR	2,500	2,689,398

27	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

Ensemble RCM, LLC

Term Loan, 5.51%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026		5,099	$4,916,649

Envision Healthcare Corporation

Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		65,811	46,232,171

Gentiva Health Services, Inc.

Term Loan, 3.69%, (1 mo. USD LIBOR + 3.25%), Maturing July 2, 2025		24,194	22,924,151

Greatbatch Ltd.

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing October 27, 2022		4,881	4,775,267

Hanger, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		11,907	10,865,138

Inovalon Holdings, Inc.

Term Loan, 3.88%, (1 mo. USD LIBOR + 3.00%), Maturing April 2, 2025		12,079	11,747,085

IQVIA, Inc.

Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), Maturing March 7, 2024		9,993	9,658,607

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing January 17, 2025		13,607	13,151,188

Medical Solutions, LLC

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing June 14, 2024		10,716	9,966,204

Mehilainen Yhtiot Oy

Term Loan, Maturing August 9, 2025(5)	EUR	1,750	1,814,658

MPH Acquisition Holdings, LLC

Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023		18,648	17,222,556

National Mentor Holdings, Inc.

Term Loan, 4.96%, (USD LIBOR + 4.25%), Maturing March 9, 2026(2)		6,643	6,344,084

Term Loan, 5.71%, (3 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		302	288,124

Navicure, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026		6,475	6,086,500

One Call Corporation

Term Loan, 6.95%, (3 mo. USD LIBOR + 5.25%), Maturing November 25, 2022		17,139	14,582,174

Ortho-Clinical Diagnostics S.A.

Term Loan, 4.27%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025		29,412	26,323,625

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

Parexel International Corporation

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		467	$431,034

Phoenix Guarantor, Inc.

Term Loan, 4.08%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026		19,446	18,206,096

Radiology Partners, Inc

Term Loan, 5.67%, (USD LIBOR + 4.25%), Maturing July 9, 2025(2)		3,076	2,780,809

RadNet, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 30, 2023		6,691	6,251,937

Select Medical Corporation

Term Loan, 3.07%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025		27,023	25,772,794

Surgery Center Holdings, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 3, 2024		10,145	9,096,858

Term Loan, 9.00%, (1 mo. USD LIBOR + 8.00%, Floor 1.00%), Maturing September 3, 2024		1,800	1,809,000

Team Health Holdings, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 6, 2024		7,256	5,394,652

Tecomet, Inc.

Term Loan, 4.43%, (6 mo. USD LIBOR + 3.25%), Maturing May 1, 2024		4,422	4,053,768

Verscend Holding Corp.

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		19,119	18,124,499

			$379,075,344

Home Furnishings — 0.5%

Serta Simmons Bedding, LLC

Term Loan, 4.61%, (USD LIBOR + 3.50%), Maturing November 8, 2023(2)		61,020	$26,441,949

			$26,441,949

Industrial Equipment — 3.3%

AI Alpine AT Bidco GmbH

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing October 31, 2025	EUR	6,125	$5,765,676

Altra Industrial Motion Corp.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		8,328	7,921,783

28	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

Apex Tool Group, LLC

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), Maturing August 1, 2024		13,866	$11,192,269

Carlisle Foodservice Products, Inc.

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing March 20, 2025		3,735	3,060,541

Clark Equipment Company

Term Loan, 3.20%, (3 mo. USD LIBOR + 1.75%), Maturing May 18, 2024		10,248	9,661,748

CPM Holdings, Inc.

Term Loan, Maturing November 17, 2025(5)		2,250	1,823,906

Delachaux Group S.A.

Term Loan, 5.36%, (6 mo. USD LIBOR + 4.50%), Maturing April 16, 2026		5,049	4,316,895

DexKo Global, Inc.

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	2,942	2,635,690

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	7,355	6,589,259

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 24, 2024		8,421	7,277,554

DXP Enterprises, Inc.

Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing August 29, 2023		5,655	5,117,775

Dynacast International, LLC

Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		10,846	6,484,935

Engineered Machinery Holdings, Inc.

Term Loan, 4.45%, (3 mo. USD LIBOR + 3.00%), Maturing July 19, 2024		9,368	8,560,040

Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024		2,563	2,351,128

EWT Holdings III Corp.

Term Loan, 3.45%, (2 mo. USD LIBOR + 2.75%), Maturing December 20, 2024		21,262	20,624,259

Filtration Group Corporation

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		10,473	10,036,254

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	2,839	2,844,132

Gardner Denver, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027		2,750	2,611,029

Gates Global, LLC

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	9,386	9,591,322

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 1, 2024		831	772,769

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

Ingersoll-Rand Services Company

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027		6,800	$6,456,811

LTI Holdings, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		5,812	4,707,315

Term Loan, 5.15%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026		2,090	1,706,426

Minimax Viking GmbH

Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	1,904	2,047,038

Quimper AB

Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	17,725	18,300,997

Robertshaw US Holding Corp.

Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing February 28, 2025(2)		19,243	14,210,012

Titan Acquisition Limited

Term Loan, 4.45%, (3 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		18,742	16,585,418

			$193,252,981

Insurance — 2.4%

Alliant Holdings Intermediate, LLC

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025		2,449	$2,303,941

Term Loan, 3.97%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		4,888	4,617,997

AmWINS Group, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing January 25, 2024		25,741	25,011,750

AssuredPartners, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2027		1,721	1,620,027

Asurion, LLC

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		25,952	24,900,848

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2024		2,211	2,123,582

Term Loan - Second Lien, 6.90%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		29,575	28,527,542

Financiere CEP S.A.S.

Term Loan, 4.00%, (2 mo. EURIBOR + 4.00%), Maturing January 16, 2025	EUR	3,725	4,044,620

Hub International Limited

Term Loan, 4.02%, (3 mo. USD LIBOR + 3.00%), Maturing April 25, 2025		19,082	18,108,485

29	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Insurance (continued)

NFP Corp.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing February 15, 2027		28,123	$25,427,473

USI, Inc.

Term Loan, Maturing December 2, 2026(5)		2,000	1,913,750

			$138,600,015

Leisure Goods / Activities / Movies — 4.5%

AMC Entertainment Holdings, Inc.

Term Loan, 4.08%, (6 mo. USD LIBOR + 3.00%), Maturing April 22, 2026		7,822	$5,797,887

Amer Sports Oyj

Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	11,925	10,184,877

Ancestry.com Operations, Inc.

Term Loan, 4.66%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026		33,541	29,404,546

Bombardier Recreational Products, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2027		43,333	39,470,706

Cineworld Limited

Term Loan, Maturing February 5, 2027(5)		13,000	8,173,750

ClubCorp Holdings, Inc.

Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		18,069	13,568,956

Crown Finance US, Inc.

Term Loan, 2.38%, (6 mo. EURIBOR + 2.38%), Maturing February 28, 2025	EUR	3,058	2,306,699

Term Loan, 3.32%, (6 mo. USD LIBOR + 2.25%), Maturing February 28, 2025		10,387	6,855,357

Delta 2 (LUX) S.a.r.l.

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 1, 2024		8,531	7,835,473

Emerald Expositions Holding, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		16,461	12,935,886

Etraveli Holding AB

Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing August 2, 2024	EUR	9,900	7,350,137

Lindblad Expeditions, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		479	371,201

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		1,916	1,484,803

Live Nation Entertainment, Inc.

Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%), Maturing October 17, 2026		22,450	21,296,456

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

Match Group, Inc.

Term Loan, 3.46%, (3 mo. USD LIBOR + 1.75%), Maturing February 15, 2027		6,450	$6,164,787

Motion Finco S.a.r.l.

Term Loan, 4.32%, (USD LIBOR + 3.25%), Maturing November 4, 2026(2)		605	544,884

Term Loan, 4.32%, (USD LIBOR + 3.25%), Maturing November 13, 2026(2)		4,607	4,145,859

NASCAR Holdings, Inc.

Term Loan, 3.37%, (1 mo. USD LIBOR + 2.75%), Maturing October 19, 2026		7,289	6,827,991

Playtika Holding Corp.

Term Loan, 7.07%, (6 mo. USD LIBOR + 6.00%), Maturing December 10, 2024		29,823	29,598,831

SeaWorld Parks & Entertainment, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing March 31, 2024		5,039	4,281,487

SRAM, LLC

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024		16,198	15,550,214

Steinway Musical Instruments, Inc.

Term Loan, 4.54%, (1 mo. USD LIBOR + 3.75%), Maturing February 14, 2025		3,539	3,311,884

Travel Leaders Group, LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		11,201	8,512,380

UFC Holdings, LLC

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing April 29, 2026		14,855	13,944,749

Vue International Bidco PLC

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing July 3, 2026	EUR	3,878	3,623,957

			$263,543,757

Lodging and Casinos — 3.2%

Aristocrat Technologies, Inc.

Term Loan, 2.86%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		7,466	$7,117,869

Azelis Finance S.A.

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing November 10, 2025	EUR	2,600	2,656,887

Boyd Gaming Corporation

Term Loan, 2.39%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		2,089	1,964,937

Churchill Downs Incorporated

Term Loan, 2.41%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		3,421	3,253,397

30	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)

CityCenter Holdings, LLC

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 18, 2024		18,841	$16,754,410

Eldorado Resorts, LLC

Term Loan, 3.25%, (6 mo. USD LIBOR + 2.25%), Maturing April 17, 2024		2,297	2,198,895

ESH Hospitality, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing September 18, 2026		7,560	6,976,784

Four Seasons Hotels Limited

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		4,667	4,341,331

GBT III B.V.

Term Loan, Maturing February 26, 2027(5)		11,599	10,381,010

Term Loan, Maturing February 26, 2027(5)		13,851	12,396,740

Golden Nugget, Inc.

Term Loan, 3.46%, (USD LIBOR + 2.50%, Floor 0.75%), Maturing October 4, 2023(2)		23,388	19,170,018

Golden Nugget, LLC

Term Loan, 13.00%, (3 mo. USD LIBOR + 12.00%, Floor 1.00%), Maturing October 6, 2023		1,875	1,931,250

GVC Holdings PLC

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing March 29, 2024	EUR	21,225	22,852,368

Term Loan, 3.31%, (6 mo. USD LIBOR + 2.25%), Maturing March 29, 2024		9,378	9,018,804

Hanjin International Corp.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		5,650	4,830,750

Playa Resorts Holding B.V.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024		12,760	10,593,918

Richmond UK Bidco Limited

Term Loan, 4.98%, (6 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	2,059	2,130,219

Stars Group Holdings B.V. (The)

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	8,725	9,477,626

Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		36,223	35,860,907

			$183,908,120

Nonferrous Metals / Minerals — 0.5%

Arconic Rolled Products Corporation

Term Loan, 3.24%, (1 mo. USD LIBOR + 2.75%), Maturing March 25, 2027		2,800	$2,786,000

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)

CD&R Hydra Buyer, Inc.

Term Loan, 7.50%, (0.00% Cash, 7.50% PIK), Maturing August 15, 2021(4)(8)		627	$473,229

Murray Energy Corporation

DIP Loan, 13.00%, (1 mo. USD LIBOR + 11.00%, Floor 2.00%), Maturing July 31, 2020		6,088	6,075,002

Term Loan, 0.00%, Maturing October 17, 2022(6)		21,871	382,736

Noranda Aluminum Acquisition Corporation

Term Loan, 0.00%, Maturing February 28, 2021(6)		2,878	201,435

Oxbow Carbon, LLC

Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		6,545	5,923,508

Rain Carbon GmbH

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	15,625	14,896,705

			$30,738,615

Oil and Gas — 2.9%

Ameriforge Group, Inc.

Term Loan, 8.45%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		21,340	$18,672,591

Apergy Corporation

Term Loan, 2.94%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		621	559,240

Blackstone CQP Holdco L.P.

Term Loan, 4.62%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		11,372	10,532,968

Buckeye Partners L.P.

Term Loan, 3.77%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026		14,100	13,306,875

Centurion Pipeline Company, LLC

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		3,185	2,810,487

CITGO Holding, Inc.

Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing August 1, 2023		2,562	2,171,401

CITGO Petroleum Corporation

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing July 29, 2021		15,356	14,665,219

Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 28, 2024		24,050	21,644,601

Delek US Holdings, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025		8,703	7,879,913

Fieldwood Energy, LLC

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing April 11, 2022		20,306	5,177,929

31	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

Matador Bidco S.a.r.l.

Term Loan, 0.50%, Maturing October 15, 2026(3)		4,000	$3,720,000

Term Loan, 5.15%, (1 mo. USD LIBOR + 4.75%), Maturing October 15, 2026		5,925	5,510,250

McDermott Technology Americas, Inc.

DIP Loan, 10.37%, (USD LIBOR + 9.00%), Maturing October 21, 2020(2)		9,775	9,400,295

DIP Loan, 10.65%, (3 mo. USD LIBOR + 9.00%), Maturing October 21, 2020		4,427	4,257,397

DIP Loan, 0.50%, Maturing October 23, 2020(3)		9,039	8,451,811

Term Loan, 0.00%, Maturing May 9, 2025(6)		14,050	4,542,748

Prairie ECI Acquiror L.P.

Term Loan, 6.20%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026		4,275	3,105,163

Term Loan, 6.20%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026		9,057	6,578,886

PSC Industrial Holdings Corp.

Term Loan, 4.98%, (6 mo. USD LIBOR + 3.75%), Maturing October 11, 2024		7,933	6,465,358

RDV Resources Properties, LLC

Term Loan, 6.87%, (3 mo. USD LIBOR + 5.50%), Maturing March 29, 2024(4)		5,395	3,053,855

Sunrise Oil & Gas Properties, LLC

Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023		2,177	2,068,291

Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023		2,196	1,855,929

Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023		2,537	1,788,881

UGI Energy Services, LLC

Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026		10,198	9,229,133

			$167,449,221

Publishing — 0.5%

Axel Springer S.E.

Term Loan, 5.00%, (3 mo. EURIBOR + 5.00%), Maturing December 18, 2026	EUR	2,000	$1,945,352

Getty Images, Inc.

Term Loan, 4.94%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026		11,699	9,856,116

Term Loan, 5.00%, (1 mo. EURIBOR + 5.00%), Maturing February 19, 2026	EUR	4,000	3,565,162

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing (continued)

Harland Clarke Holdings Corp.

Term Loan, 6.46%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	2,406	$1,518,605

LSC Communications, Inc.

Term Loan, 0.00%, Maturing September 30, 2022(6)	7,775	596,048

ProQuest, LLC

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026	13,269	12,638,961

Tweddle Group, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing September 17, 2023	2,068	1,610,853

		$31,731,097

Radio and Television — 2.4%

AP NMT Acquisition B.V.

Term Loan, 7.20%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021	3,685	$3,605,143

Cumulus Media New Holdings, Inc.

Term Loan, 4.82%, (6 mo. USD LIBOR + 3.75%), Maturing March 31, 2026	4,002	3,476,352

Diamond Sports Group, LLC

Term Loan, 3.82%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	30,522	25,046,808

Entercom Media Corp.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024	1,690	1,497,214

Entravision Communications Corporation

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	7,394	6,973,397

Hubbard Radio, LLC

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 28, 2025	7,787	6,034,814

iHeartCommunications, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2026	4,414	3,972,544

Mission Broadcasting, Inc.

Term Loan, 3.23%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	4,276	4,042,508

Nexstar Broadcasting, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	16,620	15,713,786

Term Loan, 3.73%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	5,019	4,738,187

Sinclair Television Group, Inc.

Term Loan, 2.66%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	14,005	13,138,030

32	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)

Sinclair Television Group, Inc. (continued)

Term Loan, 3.32%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	6,393	$5,985,329

Terrier Media Buyer, Inc.

Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing December 17, 2026	19,295	18,008,719

Univision Communications, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024	33,286	29,500,076

		$141,732,907

Retailers (Except Food and Drug) — 1.4%

Apro, LLC

Term Loan, 4.00%, Maturing November 14, 2026(3)	1,539	$1,473,486

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing November 14, 2026	5,373	5,144,308

Ascena Retail Group, Inc.

Term Loan, 5.63%, (USD LIBOR + 4.50%, Floor 0.75%), Maturing August 21, 2022(2)	15,867	3,758,606

Bass Pro Group, LLC

Term Loan, 6.07%, (6 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	12,383	10,364,153

BJ’s Wholesale Club, Inc.

Term Loan, 3.08%, (1 mo. USD LIBOR + 2.25%), Maturing February 3, 2024	2,470	2,411,454

Coinamatic Canada, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022	265	240,229

David’s Bridal, Inc.

Term Loan, 7.65%, (3 mo. USD LIBOR + 6.00%), 1.00% cash, 6.65% PIK, Maturing June 30, 2023	3,995	3,291,312

Go Wireless, Inc.

Term Loan, 7.50%, (3 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing December 22, 2024	2,483	1,980,531

Hoya Midco, LLC

Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	7,068	5,124,535

J. Crew Group, Inc.

Term Loan, 4.31%, (USD LIBOR + 3.00%, Floor 1.00%), Maturing March 5, 2021(2)	25,542	13,494,599

LSF9 Atlantis Holdings, LLC

Term Loan, 7.00%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing May 1, 2023	11,653	9,245,014

PetSmart, Inc.

Term Loan, 5.00%, (6 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing March 11, 2022	16,444	15,999,857

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)

PFS Holding Corporation

Term Loan, 0.00%, Maturing January 31, 2021(6)	9,849	$3,791,913

Pier 1 Imports (U.S.), Inc.

Term Loan, 0.00%, Maturing April 30, 2021(6)	9,332	1,224,809

Radio Systems Corporation

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing May 2, 2024	2,630	2,537,556

		$80,082,362

Steel — 1.0%

Atkore International, Inc.

Term Loan, 4.02%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	10,894	$10,506,029

GrafTech Finance, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 12, 2025	20,674	18,813,454

Neenah Foundry Company

Term Loan, 7.45%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	7,679	6,719,311

Phoenix Services International, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 1, 2025	2,675	2,235,851

Zekelman Industries, Inc.

Term Loan, 2.82%, (1 mo. USD LIBOR + 2.25%), Maturing January 24, 2027	20,450	19,427,500

		$57,702,145

Surface Transport — 0.2%

Agro Merchants NAI Holdings, LLC

Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	2,774	$2,524,461

Kenan Advantage Group, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022	1,793	1,504,389

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022	6,467	5,426,894

XPO Logistics, Inc.

Term Loan, 3.61%, (3 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	4,275	4,157,437

		$13,613,181

Telecommunications — 4.6%

CenturyLink, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing March 15, 2027	48,789	$46,337,531

33	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

Ciena Corporation

Term Loan, 2.47%, (1 mo. USD LIBOR + 1.75%), Maturing September 26, 2025		1,923	$1,907,666

Colorado Buyer, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing May 1, 2024		16,320	10,375,497

Digicel International Finance Limited

Term Loan, 4.87%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		14,427	11,884,145

Gamma Infrastructure III B.V.

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	16,287	15,795,261

Global Eagle Entertainment, Inc.

Term Loan, 8.72%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		21,266	12,147,991

Intelsat Jackson Holdings S.A.

Term Loan, 6.00%, (USD Prime + 2.75%), Maturing November 27, 2023		15,550	15,303,797

Term Loan, 6.75%, (USD Prime + 3.50%), Maturing January 2, 2024		15,794	15,675,600

IPC Corp.

Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing August 6, 2021		11,591	8,084,471

Level 3 Financing, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027		1,098	1,055,315

Onvoy, LLC

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 10, 2024		12,634	10,675,941

Plantronics, Inc.

Term Loan, 2.99%, (USD LIBOR + 2.50%), Maturing July 2, 2025(2)		15,316	12,674,187

SBA Senior Finance II, LLC

Term Loan, 2.16%, (1 mo. USD LIBOR + 1.75%), Maturing April 11, 2025		15,616	15,139,740

Syniverse Holdings, Inc.

Term Loan, 6.87%, (6 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		11,172	7,920,948

T-Mobile USA, Inc.

Term Loan, Maturing April 1, 2027(5)		23,700	23,575,575

Telesat Canada

Term Loan, 3.16%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2026		8,828	8,396,139

Zayo Group Holdings, Inc.

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 9, 2027	EUR	3,850	4,071,355

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

Ziggo Financing Partnership

Term Loan, 3.31%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2028	47,575	$44,740,339

		$265,761,498

Utilities — 0.8%

Brookfield WEC Holdings, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing August 1, 2025	10,290	$9,795,792

Calpine Corporation

Term Loan, 2.66%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2024	20,878	20,261,427

Lightstone Holdco, LLC

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing January 30, 2024	871	695,522

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing January 30, 2024	15,439	12,331,608

Longview Power, LLC

Term Loan, 0.00%, Maturing April 13, 2021(6)	4,656	657,607

USIC Holdings, Inc.

Term Loan, Maturing December 8, 2023(5)	1,627	1,452,080

		$45,194,036

Total Senior Floating-Rate Loans (identified cost $5,748,033,545)		$5,053,461,141

Corporate Bonds & Notes — 1.9%
Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.1%

TransDigm, Inc.

8.00%, 12/15/25(9)	1,500	$1,567,500

6.25%, 3/15/26(9)	1,500	1,475,175

		$3,042,675

Airlines — 0.1%

Delta Air Lines, Inc.

7.00%, 5/1/25(9)	4,650	$4,770,750

		$4,770,750

34	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Automotive — 0.1%

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.

6.25%, 5/15/26(9)		4,325	$4,357,437

Tenneco, Inc.

4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(9)(10)	EUR	6,000	4,766,946

			$9,124,383

Building and Development — 0.0%(7)

American Builders & Contractors Supply Co., Inc.

4.00%, 1/15/28(9)		2,975	$2,858,678

			$2,858,678

Business Equipment and Services — 0.4%

Prime Security Services Borrower, LLC/Prime Finance, Inc.

5.25%, 4/15/24(9)		7,900	$7,780,631

5.75%, 4/15/26(9)		15,225	15,072,750

			$22,853,381

Chemicals and Plastics — 0.1%

Tronox, Inc.

6.50%, 5/1/25(9)(11)		7,000	$7,043,750

			$7,043,750

Containers and Glass Products — 0.0%(7)

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC

4.719%, (3 mo. USD LIBOR + 3.50%), 7/15/21(9)(10)		650	$643,923

			$643,923

Diversified Financial Services — 0.1%

AG Issuer, LLC

6.25%, 3/1/28(9)		4,225	$3,757,799

			$3,757,799

Drugs — 0.2%

Bausch Health Companies, Inc.

5.50%, 11/1/25(9)		8,975	$9,374,387

			$9,374,387

Security		Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment — 0.1%

GFL Environmental, Inc.

4.25%, 6/1/25(9)		5,300	$5,339,750

			$5,339,750

Entertainment — 0.0%(7)

Six Flags Theme Parks, Inc.

7.00%, 7/1/25(9)		2,125	$2,209,575

			$2,209,575

Food Products — 0.0%(7)

Iceland Bondco PLC

4.975%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(10)	GBP	1,049	$1,314,326

			$1,314,326

Food / Drug Retailers — 0.1%

Fresh Market, Inc. (The)

9.75%, 5/1/23(9)		12,550	$7,906,500

			$7,906,500

Leisure Goods / Activities / Movies — 0.1%

Sabre GLBL, Inc.

9.25%, 4/15/25(9)		2,525	$2,679,656

SeaWorld Parks & Entertainment, Inc.

8.75%, 5/1/25(9)		2,125	2,135,625

			$4,815,281

Radio and Television — 0.2%

iHeartCommunications, Inc.

6.375%, 5/1/26		2,896	$2,750,039

8.375%, 5/1/27		5,248	4,406,854

5.25%, 8/15/27(9)		2,125	1,906,444

4.75%, 1/15/28(9)		2,550	2,217,607

			$11,280,944

Telecommunications — 0.2%

CenturyLink, Inc.

4.00%, 2/15/27(9)		6,750	$6,589,688

Digicel International Finance, Ltd./ Digicel Holdings Bermuda, Ltd.

8.75%, 5/25/24(9)		6,325	5,890,156

			$12,479,844

35	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Utilities — 0.1%

Calpine Corp.

5.25%, 6/1/26(9)	2,245	$2,296,590

Talen Energy Supply, LLC

6.625%, 1/15/28(9)	2,645	2,507,196

		$4,803,786

Total Corporate Bonds & Notes (identified cost $123,493,426)		$113,619,732

Asset-Backed Securities — 3.4%
Security	Principal Amount (000’s omitted)	Value

Alinea CLO, Ltd.

Series 2018-1A, Class D, 4.235%, (3 mo. USD LIBOR + 3.10%), 7/20/31(9)(10)	$2,500	$2,068,627

Series 2018-1A, Class E, 7.135%, (3 mo. USD LIBOR + 6.00%), 7/20/31(9)(10)	3,000	1,970,397

AMMC CLO 15, Ltd.

Series 2014-15A, Class ERR, 8.129%, (3 mo. USD LIBOR + 6.91%), 1/15/32(9)(10)	5,000	2,875,170

AMMC CLO XII, Ltd.

Series 2013-12A, Class ER, 7.914%, (3 mo. USD LIBOR + 6.18%), 11/10/30(9)(10)	3,525	1,987,948

Apidos CLO XX

Series 2015-20A, Class DR, 6.876%, (3 mo. USD LIBOR + 5.70%), 7/16/31(9)(10)	2,375	1,665,616

Ares XL CLO, Ltd.

Series 2016-40A, Class CR, 4.619%, (3 mo. USD LIBOR + 3.40%), 1/15/29(9)(10)	2,500	2,177,357

Series 2016-40A, Class DR, 7.569%, (3 mo. USD LIBOR + 6.35%), 1/15/29(9)(10)	3,500	2,547,503

Ares XLIX CLO, Ltd.

Series 2018-49A, Class D, 4.098%, (3 mo. USD LIBOR + 3.00%), 7/22/30(9)(10)	2,500	2,101,100

Series 2018-49A, Class E, 6.798%, (3 mo. USD LIBOR + 5.70%), 7/22/30(9)(10)	3,500	2,458,487

Ares XXXIIR CLO, Ltd.

Series 2014-32RA, Class C, 4.592%, (3 mo. USD LIBOR + 2.90%), 5/15/30(9)(10)	5,000	4,039,590

Ares XXXVR CLO, Ltd.

Series 2015-35RA, Class E, 6.919%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(10)	4,000	2,859,956

Babson CLO, Ltd.

Series 2015-1A, Class DR, 3.735%, (3 mo. USD LIBOR + 2.60%), 1/20/31(9)(10)	2,500	2,001,728

Security	Principal Amount (000’s omitted)	Value

Babson CLO, Ltd. (continued)

Series 2016-1A, Class DR, 4.093%, (3 mo. USD LIBOR + 3.05%), 7/23/30(9)(10)	$1,250	$1,013,211

Series 2016-1A, Class ER, 7.043%, (3 mo. USD LIBOR + 6.00%), 7/23/30(9)(10)	3,500	1,975,411

Series 2018-1A, Class C, 3.819%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	3,500	2,774,576

Bain Capital Credit CLO

Series 2018-1A, Class D, 3.743%, (3 mo. USD LIBOR + 2.70%), 4/23/31(9)(10)	5,000	3,921,170

Series 2018-1A, Class E, 6.393%, (3 mo. USD LIBOR + 5.35%), 4/23/31(9)(10)	3,000	1,609,875

Benefit Street Partners CLO V-B, Ltd.

Series 2018-5BA, Class C, 4.065%, (3 mo. USD LIBOR + 2.93%), 4/20/31(9)(10)	5,000	3,909,425

Series 2018-5BA, Class D, 7.085%, (3 mo. USD LIBOR + 5.95%), 4/20/31(9)(10)	3,500	1,920,979

Benefit Street Partners CLO VIII, Ltd.

Series 2015-8A, Class DR, 6.735%, (3 mo. USD LIBOR + 5.60%), 1/20/31(9)(10)	5,401	2,866,321

Benefit Street Partners CLO XIV, Ltd.

Series 2018-14A, Class D, 3.735%, (3 mo. USD LIBOR + 2.60%), 4/20/31(9)(10)	1,500	1,158,264

Benefit Street Partners CLO XVI, Ltd.

Series 2018-16A, Class D, 4.835%, (3 mo. USD LIBOR + 3.70%), 1/17/32(9)(10)	2,000	1,662,044

Series 2018-16A, Class E, 7.835%, (3 mo. USD LIBOR + 6.70%), 1/17/32(9)(10)	2,250	1,521,630

Benefit Street Partners CLO XVII, Ltd.

Series 2019-17A, Class E, 7.819%, (3 mo. USD LIBOR + 6.60%), 7/15/32(9)(10)	1,750	1,217,536

Betony CLO 2, Ltd.

Series 2018-1A, Class C, 3.66%, (3 mo. USD LIBOR + 2.90%), 4/30/31(9)(10)	2,500	2,054,010

Series 2018-1A, Class D, 6.41%, (3 mo. USD LIBOR + 5.65%), 4/30/31(9)(10)	4,450	2,914,376

BlueMountain CLO, Ltd.

Series 2016-3A, Class DR, 4.792%, (3 mo. USD LIBOR + 3.10%), 11/15/30(9)(10)	1,500	1,181,250

Series 2016-3A, Class ER, 7.642%, (3 mo. USD LIBOR + 5.95%), 11/15/30(9)(10)	1,500	666,375

Series 2018-1A, Class D, 3.81%, (3 mo. USD LIBOR + 3.05%), 7/30/30(9)(10)	2,500	1,998,763

Series 2018-1A, Class E, 6.71%, (3 mo. USD LIBOR + 5.95%), 7/30/30(9)(10)	2,000	1,124,304

Canyon Capital CLO, Ltd.

Series 2012-1RA, Class E, 6.919%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(10)	4,875	3,298,259

Series 2016-1A, Class ER, 6.969%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(10)	4,000	2,593,924

36	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Canyon Capital CLO, Ltd. (continued)

Series 2016-2A, Class ER, 7.219%, (3 mo. USD LIBOR + 6.00%), 10/15/31(9)(10)	$4,500	$2,923,299

Series 2017-1A, Class E, 7.469%, (3 mo. USD LIBOR + 6.25%), 7/15/30(9)(10)	3,250	2,280,996

Series 2018-1A, Class D, 4.119%, (3 mo. USD LIBOR + 2.90%), 7/15/31(9)(10)	3,000	2,450,712

Series 2018-1A, Class E, 6.969%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(10)	2,750	1,771,754

Carlyle C17 CLO, Ltd.

Series C17A, Class CR, 3.56%, (3 mo. USD LIBOR + 2.80%), 4/30/31(9)(10)	5,000	4,128,330

Series C17A, Class DR, 6.76%, (3 mo. USD LIBOR + 6.00%), 4/30/31(9)(10)	3,500	2,008,377

Carlyle Global Market Strategies CLO, Ltd.

Series 2012-3A, Class CR2, 4.811%, (3 mo. USD LIBOR + 3.50%), 1/14/32(9)(10)	2,500	2,005,150

Series 2012-3A, Class DR2, 7.811%, (3 mo. USD LIBOR + 6.50%), 1/14/32(9)(10)	1,500	838,593

Series 2014-3RA, Class C, 3.941%, (3 mo. USD LIBOR + 2.95%), 7/27/31(9)(10)	1,000	790,947

Series 2014-3RA, Class D, 6.391%, (3 mo. USD LIBOR + 5.40%), 7/27/31(9)(10)	2,150	1,152,525

Series 2014-4RA, Class C, 4.119%, (3 mo. USD LIBOR + 2.90%), 7/15/30(9)(10)	2,000	1,538,964

Series 2014-4RA, Class D, 6.869%, (3 mo. USD LIBOR + 5.65%), 7/15/30(9)(10)	3,500	1,942,175

Dryden CLO, Ltd

Series 2018-55A, Class D, 4.069%, (3 mo. USD LIBOR + 2.85%), 4/15/31(9)(10)	1,500	1,230,429

Series 2018-55A, Class E, 6.619%, (3 mo. USD LIBOR + 5.40%), 4/15/31(9)(10)	2,000	1,376,256

Dryden Senior Loan Fund

Series 2015-40A, Class DR, 4.792%, (3 mo. USD LIBOR + 3.10%), 8/15/31(9)(10)	3,000	2,489,823

Series 2015-41A, Class DR, 3.819%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	5,000	3,974,900

Series 2015-41A, Class ER, 6.519%, (3 mo. USD LIBOR + 5.30%), 4/15/31(9)(10)	1,268	711,927

Series 2016-42A, Class DR, 4.149%, (3 mo. USD LIBOR + 2.93%), 7/15/30(9)(10)	2,500	2,037,870

Series 2016-42A, Class ER, 6.769%, (3 mo. USD LIBOR + 5.55%), 7/15/30(9)(10)	3,500	2,384,683

Galaxy XV CLO, Ltd.

Series 2013-15A, Class ER, 7.864%, (3 mo. USD LIBOR + 6.65%), 10/15/30(9)(10)	2,500	1,760,945

Galaxy XXV CLO, Ltd.

Series 2018-25A, Class D, 4.091%, (3 mo. USD LIBOR + 3.10%), 10/25/31(9)(10)	2,500	2,066,100

Security	Principal Amount (000’s omitted)	Value

Galaxy XXV CLO, Ltd. (continued)

Series 2018-25A, Class E, 6.941%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(10)	$3,500	$2,401,227

Goldentree Loan Management US CLO 5, Ltd.

Series 2019-5A, Class D, 4.985%, (3 mo. USD LIBOR + 3.85%), 10/20/32(9)(10)	1,500	1,287,258

Golub Capital Partners CLO 22B, Ltd.

Series 2015-22A, Class ER, 7.135%, (3 mo. USD LIBOR + 6.00%), 1/20/31(9)(10)	2,500	1,312,658

Golub Capital Partners CLO 37A, Ltd.

Series 2018-37A, Class D, 4.435%, (3 mo. USD LIBOR + 3.30%), 7/20/30(9)(10)	4,000	3,104,732

Series 2018-37A, Class E, 6.885%, (3 mo. USD LIBOR + 5.75%), 7/20/30(9)(10)	4,750	2,856,906

ICG US CLO, Ltd.

Series 2018-2A, Class D, 4.198%, (3 mo. USD LIBOR + 3.10%), 7/22/31(9)(10)	2,000	1,426,556

Series 2018-2A, Class E, 6.848%, (3 mo. USD LIBOR + 5.75%), 7/22/31(9)(10)	3,000	1,511,487

Kayne CLO 5, Ltd.

Series 2019-5A, Class E, 7.72%, (3 mo. USD LIBOR + 6.70%), 7/24/32(9)(10)	500	366,993

Madison Park Funding XXV, Ltd.

Series 2017-25A, Class D, 7.091%, (3 mo. USD LIBOR + 6.10%), 4/25/29(9)(10)	1,500	937,184

Neuberger Berman CLO XXII, Ltd.

Series 2016-22A, Class DR, 4.235%, (3 mo. USD LIBOR + 3.10%), 10/17/30(9)(10)	2,500	2,078,472

Series 2016-22A, Class ER, 7.195%, (3 mo. USD LIBOR + 6.06%), 10/17/30(9)(10)	3,000	2,109,003

Neuberger Berman Loan Advisers CLO, Ltd.

Series 2018-28A, Class E, 6.735%, (3 mo. USD LIBOR + 5.60%), 4/20/30(9)(10)	1,950	1,354,944

Series 2018-30A, Class D, 4.785%, (3 mo. USD LIBOR + 3.65%), 1/20/31(9)(10)	2,500	2,145,530

Series 2018-30A, Class E, 7.885%, (3 mo. USD LIBOR + 6.75%), 1/20/31(9)(10)	1,000	743,695

Oaktree CLO, Ltd.

Series 2019-3A, Class D, 5.095%, (3 mo. USD LIBOR + 3.96%), 7/20/31(9)(10)	2,625	2,212,019

OHA Credit Partners VII, Ltd.

Series 2012-7A, Class ER, 9.195%, (3 mo. USD LIBOR + 7.50%), 11/20/27(9)(10)	900	670,221

Palmer Square CLO, Ltd.

Series 2013-2A, Class CRR, 4.335%, (3 mo. USD LIBOR + 3.20%), 10/17/31(9)(10)	2,500	2,119,597

Series 2013-2A, Class DRR, 6.985%, (3 mo. USD LIBOR + 5.85%), 10/17/31(9)(10)	3,000	2,101,221

37	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Palmer Square CLO, Ltd. (continued)

Series 2018-1A, Class C, 3.635%, (3 mo. USD LIBOR + 2.50%), 4/18/31(9)(10)	$3,000	$2,472,933

Series 2018-1A, Class D, 6.285%, (3 mo. USD LIBOR + 5.15%), 4/18/31(9)(10)	2,000	1,367,452

Series 2018-2A, Class D, 6.776%, (3 mo. USD LIBOR + 5.60%), 7/16/31(9)(10)	2,000	1,435,392

Regatta XIII Funding, Ltd.

Series 2018-2A, Class C, 4.319%, (3 mo. USD LIBOR + 3.10%), 7/15/31(9)(10)	2,500	2,078,955

Series 2018-2A, Class D, 7.169%, (3 mo. USD LIBOR + 5.95%), 7/15/31(9)(10)	5,000	3,261,495

Regatta XIV Funding, Ltd.

Series 2018-3A, Class D, 4.191%, (3 mo. USD LIBOR + 3.20%), 10/25/31(9)(10)	2,500	2,086,527

Series 2018-3A, Class E, 6.941%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(10)	4,500	2,925,715

Regatta XV Funding, Ltd.

Series 2018-4A, Class D, 7.491%, (3 mo. USD LIBOR + 6.50%), 10/25/31(9)(10)	3,875	2,615,718

Southwick Park CLO, LLC

Series 2019-4A, Class E, 7.835%, (3 mo. USD LIBOR + 6.70%), 7/20/32(9)(10)	1,750	1,306,232

Upland CLO, Ltd.

Series 2016-1A, Class CR, 4.035%, (3 mo. USD LIBOR + 2.90%), 4/20/31(9)(10)	4,500	3,667,612

Series 2016-1A, Class DR, 7.035%, (3 mo. USD LIBOR + 5.90%), 4/20/31(9)(10)	4,625	3,071,888

Vibrant CLO 1X, Ltd.

Series 2018-9A, Class C, 4.335%, (3 mo. USD LIBOR + 3.20%), 7/20/31(9)(10)	2,500	1,770,148

Series 2018-9A, Class D, 7.385%, (3 mo. USD LIBOR + 6.25%), 7/20/31(9)(10)	3,500	1,823,294

Vibrant CLO X, Ltd.

Series 2018-10A, Class C, 4.385%, (3 mo. USD LIBOR + 3.25%), 10/20/31(9)(10)	5,000	3,634,920

Series 2018-10A, Class D, 7.325%, (3 mo. USD LIBOR + 6.19%), 10/20/31(9)(10)	5,000	2,622,945

Voya CLO, Ltd.

Series 2015-3A, Class CR, 4.285%, (3 mo. USD LIBOR + 3.15%), 10/20/31(9)(10)	2,500	1,994,768

Series 2015-3A, Class DR, 7.335%, (3 mo. USD LIBOR + 6.20%), 10/20/31(9)(10)	5,500	2,997,027

Series 2016-3A, Class CR, 4.385%, (3 mo. USD LIBOR + 3.25%), 10/18/31(9)(10)	2,000	1,606,356

Series 2016-3A, Class DR, 7.215%, (3 mo. USD LIBOR + 6.08%), 10/18/31(9)(10)	3,375	1,822,628

Series 2018-1A, Class C, 3.735%, (3 mo. USD LIBOR + 2.60%), 4/19/31(9)(10)	5,000	4,053,220

Security	Principal Amount (000’s omitted)	Value

Voya CLO, Ltd. (continued)

Series 2018-2A, Class E, 6.469%, (3 mo. USD LIBOR + 5.25%), 7/15/31(9)(10)	$2,500	$1,540,680

Webster Park CLO, Ltd.

Series 2015-1A, Class CR, 4.035%, (3 mo. USD LIBOR + 2.90%), 7/20/30(9)(10)	2,000	1,663,520

Series 2015-1A, Class DR, 6.635%, (3 mo. USD LIBOR + 5.50%), 7/20/30(9)(10)	2,500	1,798,968

Wind River CLO, Ltd.

Series 2013-1A, Class DR, 7.435%, (3 mo. USD LIBOR + 6.30%), 7/20/30(9)(10)	3,000	1,654,644

Total Asset-Backed Securities (identified cost $282,169,298)		$198,012,677

Common Stocks — 1.4%
Security	Shares	Value

Aerospace and Defense — 0.5%

IAP Global Services, LLC(4)(12)(13)(14)	950	$12,779,163

IAP Global Services, LLC(4)(12)(13)(14)	1,627	16,414,510

		$29,193,673

Automotive — 0.0%(7)

Dayco Products, LLC(13)(14)	88,506	$663,795

		$663,795

Business Equipment and Services — 0.1%

Crossmark Holdings, Inc.(13)(14)	88,008	$5,060,460

		$5,060,460

Chemicals and Plastics — 0.1%

Hexion Holdings Corp., Class B(13)(14)	338,679	$2,387,687

		$2,387,687

Electronics / Electrical — 0.0%(7)

Answers Corp.(4)(14)	906,100	$1,676,285

		$1,676,285

Health Care — 0.0%

New Millennium Holdco, Inc.(4)(13)(14)	421,318	$0

		$0

38	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil and Gas — 0.4%

AFG Holdings, Inc.(4)(13)(14)	498,342	$10,524,983

Fieldwood Energy, Inc.(13)(14)	273,160	27,316

RDV Resources, Inc., Class A(4)(13)(14)	359,500	0

Samson Resources II, LLC, Class A(14)	435,055	7,939,754

Southcross Holdings Group, LLC(4)(13)(14)	1,281	0

Southcross Holdings L.P., Class A(13)(14)	1,281	9,287

Sunrise Oil Gas, Inc., Class A(13)(14)	321,407	2,249,849

		$20,751,189

Publishing — 0.2%

ION Media Networks, Inc.(4)(14)	28,605	$11,801,279

Tweddle Group, Inc.(4)(13)(14)	19,500	131,430

		$11,932,709

Radio and Television — 0.1%

Clear Channel Outdoor Holdings, Inc.(13)(14)	1,204,044	$1,161,662

Cumulus Media, Inc., Class A(13)(14)	551,505	2,443,167

Cumulus Media, Inc., Class B(13)(14)	93,069	511,879

iHeartMedia, Inc., Class A(13)(14)	512,034	3,594,479

		$7,711,187

Retailers (Except Food and Drug) — 0.0%(7)

David’s Bridal, LLC(4)(13)(14)	272,023	$2,072,815

		$2,072,815

Total Common Stocks (identified cost $94,204,118)		$81,449,800

Preferred Stocks — 0.1%
Security	Shares	Value

Retailers (Except Food and Drug) — 0.1%

David’s Bridal, LLC, Series A, 8.00% (PIK)(4)(13)(14)	7,852	$628,160

David’s Bridal, LLC, Series B, 10.00% (PIK)(4)(13)(14)	31,998	2,590,558

Total Preferred Stocks (identified cost $2,590,558)		$3,218,718

Miscellaneous — 0.0%(7)
Security	Shares	Value

Oil and Gas — 0.0%(7)

Paragon Offshore Finance Company, Class A(13)(14)	42,177	$12,653

Security	Shares	Value

Oil and Gas (continued)

Paragon Offshore Finance Company, Class B(13)(14)	21,089	$405,963

Total Miscellaneous (identified cost $458,685)		$418,616

Warrants — 0.0%
Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Exp. 11/26/22(4)(13)(14)	51,888	$0

Total Warrants (identified cost $0)		$0

Exchange-Traded Funds — 0.8%
Security	Shares	Value

Invesco Senior Loan ETF	1,000,000	$20,980,000

SPDR Blackstone/GSO Senior Loan ETF	725,000	30,283,250

Total Exchange-Traded Funds (identified cost $53,169,569)		$51,263,250

Short-Term Investments — 7.0%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.47%(15)	406,604,658	$406,604,658

Total Short-Term Investments (identified cost $406,442,092)		$406,604,658

Total Investments — 101.4% (identified cost $6,710,561,291)		$5,908,048,592

Less Unfunded Loan Commitments — (0.3)%		$(19,551,481)

Net Investments — 101.1% (identified cost $6,691,009,810)		$5,888,497,111

Other Assets, Less Liabilities — (1.1)%		$(65,501,442)

Net Assets — 100.0%		$5,822,995,669

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

39	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

The stated interest rate represents the weighted average interest rate at April 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(3)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description. At April 30, 2020, the total value of unfunded loan commitments is $18,232,097.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).
(5)	This Senior Loan will settle after April 30, 2020, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Amount is less than 0.05%.

(8)	Fixed-rate loan.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $304,475,516 or 5.2% of the Portfolio’s net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2020.

(11)	When-issued security.

(12)	Affiliated company (see Note 9).

(13)	Non-income producing security.

(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	28,000,000	USD	30,610,037	HSBC Bank USA, N.A.	5/5/20	$73,751	$—

EUR	5,000,000	USD	5,429,925	State Street Bank and Trust Company	5/5/20	49,323	—

USD	14,646,617	EUR	13,412,734	HSBC Bank USA, N.A.	5/5/20	—	(51,722)

USD	143,668,047	EUR	130,772,003	Standard Chartered Bank	5/5/20	361,603	—

EUR	12,000,000	USD	13,275,092	HSBC Bank USA, N.A.	5/29/20	—	(118,918)

EUR	21,000,000	USD	23,817,549	State Street Bank and Trust Company	5/29/20	—	(794,244)

GBP	3,400,000	USD	4,280,209	JPMorgan Chase Bank, N.A.	5/29/20	2,490	—

GBP	900,000	USD	1,118,302	State Street Bank and Trust Company	5/29/20	15,354	—

GBP	12,500,000	USD	16,148,188	State Street Bank and Trust Company	5/29/20	—	(402,972)

USD	16,317,591	EUR	15,005,752	Citibank, N.A.	5/29/20	—	(133,933)

USD	150,498,545	EUR	134,917,043	HSBC Bank USA, N.A.	5/29/20	2,582,533	—

USD	5,899,625	EUR	5,428,386	JPMorgan Chase Bank, N.A.	5/29/20	—	(51,775)

USD	995,345	GBP	800,513	Citibank, N.A.	5/29/20	—	(12,995)

USD	784,613	GBP	631,924	State Street Bank and Trust Company	5/29/20	—	(11,369)

USD	43,642,433	GBP	35,077,593	State Street Bank and Trust Company	5/29/20	—	(541,909)

USD	121,843,876	EUR	111,184,736	Standard Chartered Bank	6/2/20	—	(62,911)

USD	120,670,263	EUR	111,133,764	Goldman Sachs International	7/31/20	—	(1,336,774)

						$3,085,054	$(3,519,522)

40	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Abbreviations:

DIP	–	Debtor In Possession

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

USD	–	United States Dollar

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

41	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Unaffiliated investments, at value (identified cost, $6,282,222,310)	$5,452,698,780

Affiliated investments, at value (identified cost, $408,787,500)	435,798,331

Cash	17,635,578

Deposits for derivatives collateral — forward foreign currency exchange contracts	1,610,012

Foreign currency, at value (identified cost, $6,764,880)	6,821,503

Interest receivable	17,605,675

Dividends receivable from affiliated investments	184,422

Receivable for investments sold	40,484,407

Receivable for open forward foreign currency exchange contracts	3,085,054

Other receivables	2,064,998

Prepaid expenses	1,502,984

Total assets	$5,979,491,744

Liabilities

Cash collateral due to brokers	$110,012

Payable for investments purchased	139,206,638

Payable for when-issued securities	8,875,000

Payable for open forward foreign currency exchange contracts	3,519,522

Payable to affiliates:

Investment adviser fee	2,413,721

Trustees’ fees	9,087

Accrued expenses	2,362,095

Total liabilities	$156,496,075

Net Assets applicable to investors’ interest in Portfolio	$5,822,995,669

42	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Interest and other income	$177,153,023

Dividends from affiliated investments	2,376,123

Dividends	1,559,528

Total investment income	$181,088,674

Expenses

Investment adviser fee	$17,907,452

Trustees’ fees and expenses	54,250

Custodian fee	934,932

Legal and accounting services	556,505

Interest expense and fees	1,962,209

Miscellaneous	235,471

Total expenses	$21,650,819

Net investment income	$159,437,855

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(194,958,165)

Investment transactions — affiliated investments	(69,484)

Foreign currency transactions	(3,608,676)

Forward foreign currency exchange contracts	11,949,524

Net realized loss	$(186,686,801)

Change in unrealized appreciation (depreciation) —

Investments	$(486,749,974)

Investments — affiliated investments	735,060

Foreign currency	(417,073)

Forward foreign currency exchange contracts	4,346,727

Net change in unrealized appreciation (depreciation)	$(482,085,260)

Net realized and unrealized loss	$(668,772,061)

Net decrease in net assets from operations	$(509,334,206)

43	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$159,437,855	$481,946,428

Net realized loss	(186,686,801)	(96,572,643)

Net change in unrealized appreciation (depreciation)	(482,085,260)	(251,472,705)

Net increase (decrease) in net assets from operations	$(509,334,206)	$133,901,080

Capital transactions —

Contributions	$176,806,103	$194,015,335

Withdrawals	(1,811,117,438)	(3,870,956,892)

Portfolio transaction fee	—	7,292,672

Net decrease in net assets from capital transactions	$(1,634,311,335)	$(3,669,648,885)

Net decrease in net assets	$(2,143,645,541)	$(3,535,747,805)

Net Assets

At beginning of period	$7,966,641,210	$11,502,389,015

At end of period	$5,822,995,669	$7,966,641,210

44	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Financial Highlights

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2019	2018	2017	2016	2015

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.60	%(2)	0.55%	0.54%	0.56%	0.58%	0.55%

Net investment income	4.44	%(2)	5.09%	4.38%	4.07%	4.58%	4.27%

Portfolio Turnover	17	%(3)	16%	30%	42%	27%	19%

Total Return	(6.95	)%(3)	1.64%	5.05%	5.69%	7.10%	0.56%

Net assets, end of period (000’s omitted)	$5,822,996		$7,966,641	$11,502,389	$9,795,966	$8,205,738	$9,936,014

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

45	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2020, Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 87.1% and 12.9%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which

46

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2020, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

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Floating Rate Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

K  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposed a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors during the year ended October 31, 2019. The Portfolio transaction fee was sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee was limited to amounts that had been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee was 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets. Effective July 31, 2019, the Portfolio transaction fee was discontinued.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.490% from $2 billion up to $5 billion, 0.460% from $5 billion up to $10 billion, 0.435% from $10 billion up to $15 billion, 0.415% from $15 billion up to $20 billion, 0.400% from $20 billion up to $25 billion and 0.390% of average daily net assets of $25 billion or more, and is payable monthly. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. For the six months ended April 30, 2020, the Portfolio’s investment adviser fee amounted to $17,907,452 or 0.50% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and principal repayments on Senior Loans, aggregated $1,131,563,562 and $2,482,501,088, respectively, for the six months ended April 30, 2020.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,693,507,648

Gross unrealized appreciation	$50,050,009

Gross unrealized depreciation	(855,495,014)

Net unrealized depreciation	$(805,445,005)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2020 is included in the Portfolio of Investments. At April 30, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

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Eaton Vance

Floating Rate Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $3,519,522. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $1,500,000 at April 30, 2020.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2020.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2020 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$3,085,054	(1)	$(3,519,522	)(2)

Total Derivatives subject to master netting or similar agreements	$3,085,054		$(3,519,522)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2020.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

HSBC Bank USA, N.A.	$2,656,284	$(170,640)	$(2,485,644)	$—	$—

JPMorgan Chase Bank, N.A.	2,490	(2,490)	—	—	—

Standard Chartered Bank	361,603	(62,911)	—	—	298,692

State Street Bank and Trust Company	64,677	(64,677)	—	—	—

	$3,085,054	$(300,718)	$(2,485,644)	$—	$298,692

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Eaton Vance

Floating Rate Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Citibank, N.A.	$(146,928)	$—	$—	$—	$(146,928)

Goldman Sachs International	(1,336,774)	—	—	—	(1,336,774)

HSBC Bank USA, N.A.	(170,640)	170,640	—	—	—

JPMorgan Chase Bank, N.A.	(51,775)	2,490	—	—	(49,285)

Standard Chartered Bank	(62,911)	62,911	—	—	—

State Street Bank and Trust Company	(1,750,494)	64,677	—	1,500,000	(185,817)

	$(3,519,522)	$300,718	$—	$1,500,000	$(1,718,804)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2020 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$11,949,524	$4,346,727

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2020, which is indicative of the volume of this derivative type, was approximately $692,156,000.

6  Credit Facility

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $750 million ($875 million prior to March 9, 2020) unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 8, 2021. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is payable on amounts borrowed overnight at the Federal Funds rate plus a margin and for all other amounts borrowed for longer periods at a base rate or LIBOR, plus a margin. Base rate is the highest of (a) the administrative agent’s prime rate, (b) the Federal Funds Rate plus a margin and (c) the one month LIBOR rate plus a margin. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $613,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at April 30, 2020 is $1,013,621 and is included in prepaid expenses in the Statement of Assets and Liabilities. Because the credit facility is not available exclusively to the Portfolio and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. Average borrowings and the average interest rate (excluding fees) for the six months ended April 30, 2020 were $34,340,659 and 4.46%, respectively.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign

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Eaton Vance

Floating Rate Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

9  Investments in Affiliated Companies/Funds

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At April 30, 2020, the value of the Portfolio’s investment in affiliated companies and funds was $435,798,331, which represents 7.5% of the Portfolio’s net assets. Transactions in affiliated companies and funds by the Portfolio for the six months ended April 30, 2020 were as follows:

Name of affiliated company/fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/Units, end of period

Common Stocks*

IAP Global Services, LLC(1)(2)(3)	$28,587,401	$—	$—	$—	$606,272	$29,193,673	$—	2,577

Short Term Investments

Eaton Vance Cash Reserves Fund, LLC	373,400,052	1,574,626,273	(1,541,480,971)	(69,484)	128,788	406,604,658	2,376,123	406,604,658

Totals				$(69,484)	$735,060	$435,798,331	$2,376,123

*	The related industry is the same as the presentation in the Portfolio of Investments.

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(2)	Non-income producing security.

(3)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Eaton Vance

Floating Rate Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

At April 30, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$5,024,872,050	$9,037,610	$5,033,909,660

Corporate Bonds & Notes	—	113,619,732	—	113,619,732

Asset-Backed Securities	—	198,012,677	—	198,012,677

Common Stocks	9,586,995	16,462,340	55,400,465	81,449,800

Preferred Stocks	—	—	3,218,718	3,218,718

Miscellaneous	—	418,616	—	418,616

Warrants	—	—	0	0

Exchange-Traded Funds	51,263,250	—	—	51,263,250

Short-Term Investments	—	406,604,658	—	406,604,658

Total Investments	$60,850,245	$5,759,990,073	$67,656,793	$5,888,497,111

Forward Foreign Currency Exchange Contracts	$—	$3,085,054	$—	$3,085,054

Total	$60,850,245	$5,763,075,127	$67,656,793	$5,891,582,165

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(3,519,522)	$—	$(3,519,522)

Total	$—	$(3,519,522)	$—	$(3,519,522)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2020 is not presented.

11  Risks and Uncertainties

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Portfolio’s investments.

52

Eaton Vance

Floating-Rate Fund

April 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

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Eaton Vance

Floating-Rate Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Floating Rate Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Floating-Rate Fund (the “Fund”) invests, and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. In particular, the Board considered the abilities and experience of the Adviser’s

54

Eaton Vance

Floating-Rate Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

investment professionals in analyzing special considerations relevant to investing in senior floating rate loans. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel who provide services to the Portfolio, including portfolio managers and analysts. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of accounts. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

55

Eaton Vance

Floating-Rate Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

56

Eaton Vance

Floating-Rate Fund

April 30, 2020

Officers and Trustees

Officers of Eaton Vance Floating-Rate Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Eaton Vance Floating Rate Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate Fund and Eaton Vance Floating Rate Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

57

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

58

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of Eaton Vance Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7718    4.30.20

Eaton Vance

Floating-Rate & High Income Fund

Semiannual Report

April 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2020

Eaton Vance

Floating-Rate & High Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	53

Officers and Trustees	57

Important Notices	58

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2020

Performance1,2

Portfolio Managers Craig P. Russ, Kelley G. Baccei, Stephen C. Concannon, CFA, Andrew N. Sveen, CFA and Jeffrey D. Mueller

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Advisers Class at NAV	09/07/2000	09/07/2000	–7.23%	–6.97%	1.66%	3.25%
Class A at NAV	05/07/2003	09/07/2000	–7.23	–6.95	1.66	3.26
Class A with 2.25% Maximum Sales Charge	—	—	–9.31	–9.09	1.20	3.03
Class C at NAV	09/05/2000	09/05/2000	–7.59	–7.57	0.90	2.50
Class C with 1% Maximum Sales Charge	—	—	–8.50	–8.46	0.90	2.50
Class I at NAV	09/15/2000	09/15/2000	–7.11	–6.72	1.92	3.52
Class R6 at NAV	06/27/2016	09/15/2000	–7.08	–6.67	1.96	3.54
S&P/LSTA Leveraged Loan Index	—	—	–7.14%	–6.61%	1.85%	3.38%

% Total Annual Operating Expense Ratios[3]		Advisers Class	Class A	Class C	Class I	Class R6
		1.04%	1.04%	1.79%	0.79%	0.73%

Fund Profile4

Asset Allocation (% of net assets)

Credit Quality (% of bonds, loans and asset-backed securities)[5]

*	Net of unfunded loan commitments.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2020

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund invests in one or more affiliated investment companies (Portfolios). Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio or Fund in which it invests. Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

[5]

For Eaton Vance Floating Rate Portfolio’s securities, credit ratings are categorized using S&P Global Ratings (“S&P”). For High Income Opportunities Portfolio’s securities, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable and for purposes of ratings restrictions, the average of Moody’s, S&P and Fitch is used. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 – April 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/19)	Ending Account Value (4/30/20)	Expenses Paid During Period* (11/1/19 – 4/30/20)	Annualized Expense Ratio

Actual
Advisers Class	$1,000.00	$927.70	$5.22	1.09%
Class A	$1,000.00	$927.70	$5.22	1.09%
Class C	$1,000.00	$924.10	$8.80	1.84%
Class I	$1,000.00	$928.90	$4.03	0.84%
Class R6	$1,000.00	$929.20	$3.79	0.79%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,019.40	$5.47	1.09%
Class A	$1,000.00	$1,019.40	$5.47	1.09%
Class C	$1,000.00	$1,015.70	$9.22	1.84%
Class I	$1,000.00	$1,020.70	$4.22	0.84%
Class R6	$1,000.00	$1,020.90	$3.97	0.79%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2019. The Example reflects the expenses of both the Fund and the Portfolios.

4

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Investment in Eaton Vance Floating Rate Portfolio, at value (identified cost, $885,941,862)	$753,236,433

Investment in High Income Opportunities Portfolio, at value (identified cost, $174,460,457)	149,192,405

Receivable for Fund shares sold	788,090

Total assets	$903,216,928

Liabilities

Payable for Fund shares redeemed	$3,374,894

Distributions payable	435,169

Payable to affiliates:

Administration fee	111,658

Distribution and service fees	81,572

Trustees’ fees	42

Accrued expenses	285,583

Total liabilities	$4,288,918

Net Assets	$898,928,010

Sources of Net Assets

Paid-in capital	$1,145,277,064

Accumulated loss	(246,349,054)

Total	$898,928,010

Advisers Class Shares

Net Assets	$50,276,222

Shares Outstanding	6,434,966

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$7.81

Class A Shares

Net Assets	$160,977,287

Shares Outstanding	19,366,725

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.31

Maximum Offering Price Per Share

(100 ÷ 97.75 of net asset value per share)	$8.50

Class C Shares

Net Assets	$45,942,082

Shares Outstanding	5,891,356

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$7.80

Class I Shares

Net Assets	$562,007,925

Shares Outstanding	71,887,985

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$7.82

Class R6 Shares

Net Assets	$79,724,494

Shares Outstanding	10,198,630

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$7.82

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Interest and other income allocated from Portfolios	$29,198,692

Dividends allocated from Portfolios (net of foreign taxes, $17)	582,402

Expenses allocated from Portfolios	(3,392,063)

Total investment income from Portfolios	$26,389,031

Expenses

Administration fee	$865,435

Distribution and service fees

Advisers Class	89,372

Class A	228,094

Class C	273,851

Trustees’ fees and expenses	250

Custodian fee	29,802

Transfer and dividend disbursing agent fees	339,119

Legal and accounting services	30,721

Printing and postage	44,113

Registration fees	84,461

Miscellaneous	10,803

Total expenses	$1,996,021

Net investment income	$24,393,010

Realized and Unrealized Gain (Loss) from Portfolios

Net realized gain (loss) —

Investment transactions	$(29,355,496)

Securities sold short	1,038

Foreign currency transactions	(485,093)

Forward foreign currency exchange contracts	1,827,460

Net realized loss	$(28,012,091)

Change in unrealized appreciation (depreciation) —

Investments	$(86,303,471)

Securities sold short	(2,183)

Foreign currency	(290,526)

Forward foreign currency exchange contracts	811,497

Net change in unrealized appreciation (depreciation)	$(85,784,683)

Net realized and unrealized loss	$(113,796,774)

Net decrease in net assets from operations	$(89,403,764)

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$24,393,010	$73,238,337

Net realized loss	(28,012,091)	(16,621,054)

Net change in unrealized appreciation (depreciation)	(85,784,683)	(28,238,000)

Net increase (decrease) in net assets from operations	$(89,403,764)	$28,379,283

Distributions to shareholders —

Advisers Class	$(1,618,832)	$(4,710,780)

Class A	(4,093,255)	(9,342,699)

Class B	—	(12,275)

Class C	(1,029,778)	(3,154,072)

Class I	(17,252,676)	(50,112,471)

Class R6	(2,925,760)	(6,351,742)

Total distributions to shareholders	$(26,920,301)	$(73,684,039)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Advisers Class	$2,682,595	$10,051,704

Class A	15,095,173	33,288,971

Class C	3,523,342	6,606,063

Class I	173,686,896	324,119,660

Class R6	9,665,345	65,450,500

Net asset value of shares issued to shareholders in payment of distributions declared

Advisers Class	1,603,259	4,661,130

Class A	3,747,260	8,540,214

Class B	—	12,104

Class C	863,991	2,669,468

Class I	15,251,174	45,443,028

Class R6	1,546,500	2,949,790

Cost of shares redeemed

Advisers Class	(30,533,106)	(60,453,715)

Class A	(37,897,238)	(70,866,062)

Class B	—	(37,932)

Class C	(10,570,088)	(26,509,551)

Class I	(361,746,568)	(899,494,801)

Class R6	(49,611,756)	(60,418,360)

Net asset value of shares converted(1)

Class A	2,319,361	42,086,018

Class B	—	(728,806)

Class C	(2,319,361)	(41,357,212)

Net decrease in net assets from Fund share transactions	$(262,693,221)	$(613,987,789)

Other capital —

Portfolio transaction fee contributed to Eaton Vance Floating Rate Portfolio	$—	$(1,311,403)

Portfolio transaction fee allocated from Eaton Vance Floating Rate Portfolio	—	978,282

Net decrease in net assets from other capital	$—	$(333,121)

Net decrease in net assets	$(379,017,286)	$(659,625,666)

Net Assets

At beginning of period	$1,277,945,296	$1,937,570,962

At end of period	$898,928,010	$1,277,945,296

(1)	Includes the conversion of Class B to Class A shares at the close of business on October 15, 2019 upon the termination of Class B.

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2020

Financial Highlights

	Advisers Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$8.620		$8.850	$8.880	$8.740	$8.550	$8.890

Income (Loss) From Operations

Net investment income(1)	$0.171		$0.408	$0.364	$0.339	$0.362	$0.351

Net realized and unrealized gain (loss)	(0.793)		(0.228)	(0.028)	0.142	0.193	(0.335)

Total income (loss) from operations	$(0.622)		$0.180	$0.336	$0.481	$0.555	$0.016

Less Distributions

From net investment income	$(0.188)		$(0.410)	$(0.366)	$(0.341)	$(0.365)	$(0.344)

Tax return of capital	—		—	—	—	—	(0.012)

Total distributions	$(0.188)		$(0.410)	$(0.366)	$(0.341)	$(0.365)	$(0.356)

Net asset value — End of period	$7.810		$8.620	$8.850	$8.880	$8.740	$8.550

Total Return(2)	(7.23	)%(3)	1.98%	3.85%	5.59%	6.72%	0.15%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$50,276		$84,179	$133,055	$159,778	$181,145	$173,352

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.09	%(6)	1.04%	1.01%	1.03%	1.06%	1.07%

Net investment income	4.08	%(6)	4.68%	4.10%	3.83%	4.28%	4.00%

Portfolio Turnover of the Fund(7)	5	%(3)	5%	12%	13%	13%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2020

Financial Highlights — continued

	Class A

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$9.160		$9.410	$9.450	$9.300	$9.090	$9.460

Income (Loss) From Operations

Net investment income(1)	$0.181		$0.434	$0.387	$0.360	$0.385	$0.379

Net realized and unrealized gain (loss)	(0.832)		(0.248)	(0.037)	0.153	0.214	(0.368)

Total income (loss) from operations	$(0.651)		$0.186	$0.350	$0.513	$0.599	$0.011

Less Distributions

From net investment income	$(0.199)		$(0.436)	$(0.390)	$(0.363)	$(0.389)	$(0.368)

Tax return of capital	—		—	—	—	—	(0.013)

Total distributions	$(0.199)		$(0.436)	$(0.390)	$(0.363)	$(0.389)	$(0.381)

Net asset value — End of period	$8.310		$9.160	$9.410	$9.450	$9.300	$9.090

Total Return(2)	(7.23	)%(3)	2.04%	3.77%	5.60%	6.82%	0.10%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$160,977		$195,385	$186,987	$199,714	$305,764	$343,734

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.09	%(6)	1.04%	1.01%	1.03%	1.07%	1.07%

Net investment income	4.08	%(6)	4.69%	4.10%	3.83%	4.29%	4.06%

Portfolio Turnover of the Fund(7)	5	%(3)	5%	12%	13%	13%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2020

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$8.600		$8.830	$8.860	$8.720	$8.530	$8.880

Income (Loss) From Operations

Net investment income(1)	$0.139		$0.341	$0.296	$0.272	$0.298	$0.285

Net realized and unrealized gain (loss)	(0.783)		(0.227)	(0.027)	0.142	0.193	(0.346)

Total income (loss) from operations	$(0.644)		$0.114	$0.269	$0.414	$0.491	$(0.061)

Less Distributions

From net investment income	$(0.156)		$(0.344)	$(0.299)	$(0.274)	$(0.301)	$(0.279)

Tax return of capital	—		—	—	—	—	(0.010)

Total distributions	$(0.156)		$(0.344)	$(0.299)	$(0.274)	$(0.301)	$(0.289)

Net asset value — End of period	$7.800		$8.600	$8.830	$8.860	$8.720	$8.530

Total Return(2)	(7.59	)%(3)	1.33%	2.96%	4.92%	5.93%	(0.60)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$45,942		$59,716	$121,021	$137,536	$158,443	$175,558

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.84	%(6)	1.79%	1.76%	1.78%	1.82%	1.82%

Net investment income	3.33	%(6)	3.93%	3.35%	3.08%	3.54%	3.25%

Portfolio Turnover of the Fund(7)	5	%(3)	5%	12%	13%	13%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2020

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$8.620		$8.850	$8.890	$8.740	$8.550	$8.900

Income (Loss) From Operations

Net investment income(1)	$0.182		$0.430	$0.386	$0.361	$0.383	$0.373

Net realized and unrealized gain (loss)	(0.783)		(0.228)	(0.037)	0.153	0.194	(0.345)

Total income (loss) from operations	$(0.601)		$0.202	$0.349	$0.514	$0.577	$0.028

Less Distributions

From net investment income	$(0.199)		$(0.432)	$(0.389)	$(0.364)	$(0.387)	$(0.365)

Tax return of capital	—		—	—	—	—	(0.013)

Total distributions	$(0.199)		$(0.432)	$(0.389)	$(0.364)	$(0.387)	$(0.378)

Net asset value — End of period	$7.820		$8.620	$8.850	$8.890	$8.740	$8.550

Total Return(2)	(7.11	)%(3)	2.35%	4.00%	5.97%	6.99%	0.29%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$562,008		$808,175	$1,369,866	$1,280,058	$613,984	$750,280

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	0.84	%(6)	0.79%	0.76%	0.77%	0.82%	0.82%

Net investment income	4.33	%(6)	4.94%	4.35%	4.08%	4.54%	4.25%

Portfolio Turnover of the Fund(7)	5	%(3)	5%	12%	13%	13%	5%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2020

Financial Highlights — continued

	Class R6

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,			Period Ended October 31, 2016(1)
			2019	2018	2017

Net asset value — Beginning of period	$8.620		$8.850	$8.880	$8.740	$8.480

Income (Loss) From Operations

Net investment income(2)	$0.184		$0.435	$0.399	$0.366	$0.131

Net realized and unrealized gain (loss)	(0.783)		(0.228)	(0.036)	0.138	0.270

Total income (loss) from operations	$(0.599)		$0.207	$0.363	$0.504	$0.401

Less Distributions

From net investment income	$(0.201)		$(0.437)	$(0.393)	$(0.364)	$(0.141)

Total distributions	$(0.201)		$(0.437)	$(0.393)	$(0.364)	$(0.141)

Net asset value — End of period	$7.820		$8.620	$8.850	$8.880	$8.740

Total Return(3)	(7.08	)%(4)	2.41%	4.05%	5.97%	4.75	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$79,724		$130,492	$125,876	$15,491	$13,180

Ratios (as a percentage of average daily net assets):(5)

Expenses	0.79	%(6)	0.73%	0.72%	0.73%	0.76	%(6)

Net investment income	4.39	%(6)	4.99%	4.49%	4.13%	4.35	%(6)

Portfolio Turnover of the Fund(7)	5	%(4)	5%	12%	13%	13	%(8)

(1)	For the period from the commencement of operations on June 27, 2016 to October 31, 2016.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)	Annualized.

(7)	Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

(8)	For the Fund’s year ended October 31, 2016.

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate & High Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. The Advisers Class, Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to provide a high level of current income. The Fund currently pursues its objective by investing all of its investable assets in interests in two portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at April 30, 2020 were as follows: Eaton Vance Floating Rate Portfolio (12.9%) and High Income Opportunities Portfolio (16.9%). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Eaton Vance Floating Rate Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of High Income Opportunities Portfolio’s financial statements is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by Eaton Vance Floating Rate Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of High Income Opportunities Portfolio.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

13

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $70,771,533 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2019, $70,771,533 are long-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. Pursuant to an investment advisory agreement between the Fund and EVM, the investment adviser fee is computed on investable Fund assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receives an advisory fee (“Investable Assets”) at the following annual rates: for bank loans and bank loan related Investable Assets — 0.575% up to $1 billion of the Fund’s average daily net Investable Assets and at reduced rates when average daily net Investable Assets are $1 billion or more; and for high yield bonds and other instruments that are not bank loan related — 0.30% up to $500 million of the Fund’s daily net Investable Assets, and at reduced rates on daily net Investable Assets of $500 million or more, plus 3.00% of the Fund’s daily income when daily net Investable Assets are less than $500 million, and at reduced rates when daily net Investable assets are $500 million or more. For the six months ended April 30, 2020, the Fund incurred no investment adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ investment adviser fees. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolios’ Notes to Financial Statements. For the six months ended April 30, 2020, the Fund’s allocated portion of investment adviser fees paid by the Portfolios amounted to $2,838,690 or 0.49% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2020, the administration fee amounted to $865,435.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2020, EVM earned $17,287 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,259 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2020. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Distribution Plans

The Fund has in effect distribution plans for the Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2020 amounted to $89,372 for Advisers Class shares and $228,094 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2020, the Fund paid or accrued to EVD $205,388 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2020 amounted to $68,463 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

14

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2020, the Fund was informed that EVD received approximately $4,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2020, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Eaton Vance Floating Rate Portfolio	$47,972,477	$293,435,347

High Income Opportunities Portfolio	9,137,615	55,892,447

During the year ended October 31, 2019, a Portfolio transaction fee was imposed by Eaton Vance Floating Rate Portfolio (the Portfolio) on the combined daily inflows or outflows of the Fund and the Portfolio’s other investors as more fully described at Note 1K of the Portfolio’s financial statements included herein. Such fee was allocated to the Fund based on its pro-rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets. Effective July 31, 2019, the Portfolio transaction fee was discontinued.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Advisers Class	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	326,365	1,154,753

Issued to shareholders electing to receive payments of distributions in Fund shares	190,807	536,505

Redemptions	(3,852,145)	(6,963,590)

Net decrease	(3,334,973)	(5,272,332)

Class A	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	1,697,887	3,609,089

Issued to shareholders electing to receive payments of distributions in Fund shares	420,905	923,835

Redemptions	(4,336,069)	(7,653,592)

Converted from Class B shares	—	79,945

Converted from Class C shares	263,131	4,486,960

Net increase (decrease)	(1,954,146)	1,446,237

15

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

Class B	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019(1)

Sales	—	—

Issued to shareholders electing to receive payments of distributions in Fund shares	—	1,396

Redemptions	—	(4,356)

Converted to Class A shares	—	(83,885)

Net decrease	—	(86,845)

Class C	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	430,457	762,155

Issued to shareholders electing to receive payments of distributions in Fund shares	103,270	308,162

Redemptions	(1,306,734)	(3,059,598)

Converted to Class A shares	(280,415)	(4,775,942)

Net decrease	(1,053,422)	(6,765,223)

Class I	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	20,923,826	37,307,330

Issued to shareholders electing to receive payments of distributions in Fund shares	1,816,559	5,228,689

Redemptions	(44,602,023)	(103,586,021)

Net decrease	(21,861,638)	(61,050,002)

Class R6	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	1,127,922	7,529,198

Issued to shareholders electing to receive payments of distributions in Fund shares	184,457	338,979

Redemptions	(6,250,785)	(6,954,910)

Net increase (decrease)	(4,938,406)	913,267

(1)	At the close of business on October 15, 2019, Class B shares were converted into Class A and Class B was terminated.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

16

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020 and October 31, 2019, the Fund’s investment in High Income Opportunities Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, and in Eaton Vance Floating Rate Portfolio were valued based on Level 1 inputs.

9  Risks and Uncertainties

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund’s investments.

17

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 86.8%(1)
Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.8%

Aernnova Aerospace S.A.U.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 22, 2027	EUR	913	$788,131

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing February 26, 2027	EUR	3,562	3,073,711

AI Convoy (Luxembourg) S.a.r.l.

Term Loan, 3.75%, (6 mo. EURIBOR + 3.75%), Maturing January 17, 2027	EUR	3,650	3,835,857

Term Loan, 4.65%, (USD LIBOR + 3.50%), Maturing January 17, 2027(2)		4,225	4,019,031

Dynasty Acquisition Co., Inc.

Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		4,709	4,165,868

Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026		8,760	7,748,515

IAP Worldwide Services, Inc.

Revolving Loan, 1.38%, (3 mo. USD LIBOR + 5.50%), Maturing July 19, 2021(3)		5,526	5,096,444

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2020(4)		6,969	5,510,526

TransDigm, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing August 22, 2024		28,747	25,320,425

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing May 30, 2025		6,433	5,654,352

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing December 9, 2025		34,382	30,240,452

WP CPP Holdings, LLC

Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), Maturing April 30, 2025(2)		9,670	7,324,906

			$102,778,218

Automotive — 2.4%

Adient US, LLC

Term Loan, 5.52%, (3 mo. USD LIBOR + 4.00%), Maturing May 6, 2024		2,754	$2,500,284

American Axle and Manufacturing, Inc.

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 6, 2024		19,165	16,681,127

Autokiniton US Holdings, Inc.

Term Loan, 6.78%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025		9,309	7,447,350

Bright Bidco B.V.

Term Loan, 4.57%, (USD LIBOR + 3.50%), Maturing June 30, 2024(2)		18,107	5,665,890

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)

Chassix, Inc.

Term Loan, 7.35%, (USD LIBOR + 5.50%), Maturing November 15, 2023(2)		8,925	$6,425,694

CS Intermediate Holdco 2, LLC

Term Loan, 2.75%, (1 mo. USD LIBOR + 2.00%, Floor 0.75%), Maturing November 2, 2023		5,097	3,695,127

Dayco Products, LLC

Term Loan, 5.86%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		11,030	8,272,674

Garrett LX III S.a.r.l.

Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 27, 2025	EUR	4,625	4,511,246

Goodyear Tire & Rubber Company (The)

Term Loan - Second Lien, 3.20%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2025		8,017	7,450,799

IAA, Inc.

Term Loan, 2.69%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026		6,071	5,820,631

Panther BF Aggregator 2 L.P.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026		22,822	20,739,530

Tenneco, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		34,756	26,943,330

Thor Industries, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026		9,618	8,852,577

TI Group Automotive Systems, LLC

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing June 30, 2022		8,659	8,074,665

Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	7,664	7,705,582

Visteon Corporation

Term Loan, 2.40%, (USD LIBOR + 1.75%), Maturing March 25, 2024(2)		2,217	2,086,853

			$142,873,359

Beverage and Tobacco — 0.3%

Arterra Wines Canada, Inc.

Term Loan, 3.80%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		1,579	$1,526,011

Flavors Holdings, Inc.

Term Loan, 7.20%, (3 mo. USD LIBOR + 5.75%), Maturing June 30, 2020		12,507	11,944,646

18	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Beverage and Tobacco (continued)

Flavors Holdings, Inc. (continued)

Term Loan - Second Lien, 11.45%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021	3,000	$2,730,000

		$16,200,657

Brokerage / Securities Dealers / Investment Houses — 0.4%

Advisor Group, Inc.

Term Loan, 5.40%, (1 mo. USD LIBOR + 5.00%), Maturing July 31, 2026	11,176	$9,310,589

Clipper Acquisitions Corp.

Term Loan, 2.73%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024	13,001	12,415,716

OZ Management L.P.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023	544	538,164

Resolute Investment Managers, Inc.

Term Loan - Second Lien, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 30, 2023	3,800	3,420,000

		$25,684,469

Building and Development — 2.5%

ACProducts, Inc.

Term Loan, 8.19%, (3 mo. USD LIBOR + 6.50%), Maturing August 18, 2025	3,725	$3,352,500

Advanced Drainage Systems, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%), Maturing July 31, 2026	2,794	2,734,435

American Builders & Contractors Supply Co., Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027	22,014	20,817,343

APi Group DE, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026	13,766	13,382,654

Core & Main L.P.

Term Loan, 3.99%, (USD LIBOR + 2.75%), Maturing August 1, 2024(2)	12,644	12,006,395

CPG International, Inc.

Term Loan, 5.93%, (12 mo. USD LIBOR + 3.75%), Maturing May 5, 2024	11,649	10,658,391

Cushman & Wakefield U.S. Borrower, LLC

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2025	31,928	29,726,859

Henry Company, LLC

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing October 5, 2023	1,118	1,040,307

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)

NCI Building Systems, Inc.

Term Loan, 4.58%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025		9,653	$8,341,486

Quikrete Holdings, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2027		8,649	8,103,001

RE/MAX International, Inc.

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing December 15, 2023		17,623	16,565,512

Realogy Group, LLC

Term Loan, 3.24%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		5,448	4,601,665

Werner FinCo L.P.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing July 24, 2024		8,244	7,131,328

WireCo WorldGroup, Inc.

Term Loan, 6.07%, (6 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		6,808	5,156,973

			$143,618,849

Business Equipment and Services — 6.6%

Adtalem Global Education, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		4,470	$4,155,585

Airbnb, Inc.

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 17, 2025		6,450	6,587,062

AlixPartners, LLP

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing April 4, 2024	EUR	8,841	9,445,902

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing April 4, 2024		6,607	6,399,158

Allied Universal Holdco, LLC

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026		5,287	4,961,049

Amentum Government Services Holdings, LLC

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.00%), Maturing February 1, 2027		9,575	9,233,891

AppLovin Corporation

Term Loan, Maturing August 15, 2025(5)		5,375	5,146,563

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025		26,963	25,800,015

ASGN Incorporated

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing April 2, 2025		575	564,353

19	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Belfor Holdings, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	5,881	$5,689,444

BidFair MergeRight, Inc.

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing January 15, 2027	5,893	5,156,609

Bracket Intermediate Holding Corp.

Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	9,048	8,267,599

Brand Energy & Infrastructure Services, Inc.

Term Loan, 5.45%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024	5,859	4,989,568

Camelot U.S. Acquisition 1 Co.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing October 31, 2026	10,698	10,319,290

Ceridian HCM Holding, Inc.

Term Loan, 2.64%, (1 week USD LIBOR + 2.50%), Maturing April 30, 2025	10,269	9,742,308

CM Acquisition Co.

Term Loan, 11.45%, (3 mo. USD LIBOR + 10.00%), Maturing July 26, 2023	4,783	4,474,965

Da Vinci Purchaser Corp.

Term Loan, 5.24%, (6 mo. USD LIBOR + 4.00%), Maturing January 8, 2027	3,550	3,363,625

EAB Global, Inc.

Term Loan, 4.88%, (USD LIBOR + 3.75%, Floor 1.00%), Maturing November 15, 2024(2)	14,308	13,628,370

EIG Investors Corp.

Term Loan, 5.39%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023	28,522	26,454,245

Garda World Security Corporation

Term Loan, 6.39%, (3 mo. USD LIBOR + 4.75%), Maturing October 30, 2026	7,695	7,446,002

IG Investment Holdings, LLC

Term Loan, 5.45%, (3 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	24,659	20,605,939

IRI Holdings, Inc.

Term Loan, 5.86%, (3 mo. USD LIBOR + 4.25%), Maturing December 1, 2025	19,553	16,766,269

Iron Mountain, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	8,927	8,413,500

KAR Auction Services, Inc.

Term Loan, 2.88%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026	3,352	3,066,980

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Kronos Incorporated

Term Loan, 4.76%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		60,618	$58,685,575

KUEHG Corp.

Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025		20,213	16,549,539

Term Loan - Second Lien, 9.70%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025		4,425	3,429,375

Loire Finco Luxembourg S.a.r.l.

Term Loan, Maturing January 22, 2027(5)	EUR	2,275	2,372,144

Term Loan, Maturing January 22, 2027(5)		3,075	2,905,875

Monitronics International, Inc.

Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), Maturing March 29, 2024		17,276	11,747,877

Outfront Media Capital, LLC

Term Loan, 2.58%, (1 mo. USD LIBOR + 1.75%), Maturing November 18, 2026		2,000	1,850,000

PGX Holdings, Inc.

Term Loan, 0.00%, Maturing September 29, 2020(6)		9,888	4,202,552

Pre-Paid Legal Services, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025		1,908	1,753,281

Prime Security Services Borrower, LLC

Term Loan, Maturing September 23, 2026(5)		1,000	957,708

Rockwood Service Corporation

Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing January 23, 2027		4,300	3,956,000

Speedster Bidco GmbH

Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing March 31, 2027	EUR	2,975	2,997,710

Spin Holdco, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing November 14, 2022		31,269	28,884,424

Trans Union, LLC

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing November 16, 2026		1,247	1,197,431

Vestcom Parent Holdings, Inc.

Term Loan, 5.07%, (6 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		1,886	1,726,032

WASH Multifamily Laundry Systems, LLC

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022		1,516	1,371,720

West Corporation

Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		3,881	3,028,468

20	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

West Corporation (continued)

Term Loan, 5.45%, (3 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		4,973	$3,920,797

Zephyr Bidco Limited

Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing July 23, 2025	EUR	4,975	4,944,148

Term Loan, 4.48%, (1 mo. GBP LIBOR + 4.25%), Maturing July 23, 2025	GBP	8,675	9,587,706

			$386,746,653

Cable and Satellite Television — 3.5%

Altice France S.A.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		4,519	$4,202,569

Term Loan, 4.81%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		6,471	6,041,468

Charter Communications Operating, LLC

Term Loan, 2.16%, (1 mo. USD LIBOR + 1.75%), Maturing February 1, 2027		6,790	6,555,867

CSC Holdings, LLC

Term Loan, 3.06%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		25,933	24,921,576

Term Loan, 3.06%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		4	4,058

Term Loan, 3.31%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2027		8,408	8,078,413

Numericable Group S.A.

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	7,209	7,416,253

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		21,186	19,607,545

Telenet Financing USD, LLC

Term Loan, 2.81%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2028		33,825	32,319,787

Telenet International Finance S.a.r.l.

Term Loan, 2.25%, (3 mo. EURIBOR + 2.25%), Maturing April 30, 2029	EUR	5,000	5,375,531

UPC Broadband Holding B.V.

Term Loan, 3.06%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2028		7,475	7,082,563

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing April 30, 2029	EUR	4,000	4,273,813

Virgin Media Bristol, LLC

Term Loan, 3.31%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028		39,275	37,248,135

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)

Virgin Media SFA Finance Limited

Term Loan, 3.51%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	8,175	$9,764,426

Term Loan, 3.51%, (1 mo. GBP LIBOR + 3.25%), Maturing November 15, 2027	GBP	600	715,238

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing January 31, 2029	EUR	11,625	12,341,150

Ziggo B.V.

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 31, 2029	EUR	17,350	18,248,155

			$204,196,547

Chemicals and Plastics — 3.3%

Alpha 3 B.V.

Term Loan, 4.45%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		3	$2,705

Aruba Investments, Inc.

Term Loan, 4.32%, (6 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		2,764	2,680,876

Axalta Coating Systems US Holdings, Inc.

Term Loan, 3.20%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		30,278	29,573,829

Caldic B.V.

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing July 18, 2024	EUR	500	501,694

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing July 18, 2024	EUR	2,166	2,173,727

Chemours Company (The)

Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 3, 2025	EUR	2,863	2,876,871

Colouroz Investment 1 GmbH

Term Loan, 3.75%, (3 mo. EURIBOR + 3.00%, Floor 0.75%), Maturing September 7, 2021	EUR	1,979	1,791,628

Element Solutions, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing January 31, 2026		4,451	4,286,852

Emerald Performance Materials, LLC

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 1, 2021		5,169	4,901,901

Ferro Corporation

Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,757	3,634,575

Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,838	3,713,588

Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		7,052	6,823,007

21	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Flint Group GmbH

Term Loan, 4.02%, (USD LIBOR + 3.00%, Floor 1.00%), Maturing September 7, 2021(2)		2,698	$2,198,805

Flint Group US, LLC

Term Loan, 4.02%, (USD LIBOR + 3.00%, Floor 1.00%), Maturing September 7, 2021(2)		16,320	13,300,967

Gemini HDPE, LLC

Term Loan, 3.27%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		9,352	8,977,562

Hexion, Inc.

Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing July 1, 2026	EUR	15,875	16,309,324

INEOS Enterprises Holdings II Limited

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing August 28, 2026	EUR	1,975	2,084,494

INEOS Enterprises Holdings US Finco, LLC

Term Loan, 5.11%, (3 mo. USD LIBOR + 3.50%), Maturing August 28, 2026		2,146	2,028,340

INEOS Finance PLC

Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing April 1, 2024	EUR	6,389	6,764,848

Inovyn Finance PLC

Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 9, 2027	EUR	3,204	3,361,773

Kraton Polymers, LLC

Term Loan, 2.75%, (1 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	1,051	1,140,593

Messer Industries GmbH

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 1, 2026	EUR	4,275	4,544,214

PMHC II, Inc.

Term Loan, 4.50%, (12 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 31, 2025		4,116	3,416,280

PQ Corporation

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2027		17,475	16,763,318

Pregis TopCo Corporation

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.00%), Maturing July 31, 2026		5,411	4,897,351

Rohm Holding GmbH

Term Loan, 5.00%, (6 mo. EURIBOR + 5.00%), Maturing July 31, 2026	EUR	1,600	1,453,828

Term Loan, 6.78%, (6 mo. USD LIBOR + 5.00%), Maturing July 31, 2026		3,292	2,600,466

Starfruit Finco B.V.

Term Loan, 3.86%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		9,959	9,100,332

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

Tata Chemicals North America, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing August 7, 2020		5,654	$5,484,014

Tronox Finance, LLC

Term Loan, 3.59%, (USD LIBOR + 2.75%), Maturing September 23, 2024(2)		12,606	11,861,950

Univar, Inc.

Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		12,865	12,478,604

			$191,728,316

Clothing / Textiles — 0.0%(7)

Samsonite International S.A.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing April 25, 2025		2,793	$2,592,376

			$2,592,376

Conglomerates — 0.1%

Penn Engineering & Manufacturing Corp.

Term Loan, 4.12%, (3 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,357	$2,192,076

SGB-SMIT Management GmbH

Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing July 18, 2024	EUR	6,720	2,761,600

			$4,953,676

Containers and Glass Products — 2.3%

Berry Global, Inc.

Term Loan, 2.83%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		5,860	$5,736,804

Term Loan, 2.83%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2024		7,271	7,088,863

BWAY Holding Company

Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		5,744	4,982,489

Flex Acquisition Company, Inc.

Term Loan, 4.43%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		24,928	23,432,567

Term Loan, 4.68%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		11,697	10,975,503

Libbey Glass, Inc.

Term Loan, 3.86%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		10,168	4,960,795

Pelican Products, Inc.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing May 1, 2025		6,951	5,786,864

22	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)

Proampac PG Borrower, LLC

Term Loan, 4.84%, (USD LIBOR + 3.50%, Floor 1.00%), Maturing November 20, 2023(2)		5,861	$5,450,481

Reynolds Consumer Products, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing February 4, 2027		12,900	12,457,711

Reynolds Group Holdings, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		49,666	47,551,180

Trident TPI Holdings, Inc.

Term Loan, 4.32%, (USD LIBOR + 3.25%), Maturing October 17, 2024(2)		4,574	4,047,621

			$132,470,878

Cosmetics / Toiletries — 0.4%

Kronos Acquisition Holdings, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 15, 2023		25,180	$22,724,619

			$22,724,619

Drugs — 5.2%

Aenova Holding GmbH

Term Loan, 5.00%, (6 mo. EURIBOR + 5.00%), Maturing March 6, 2025	EUR	1,825	$1,933,262

Akorn, Inc.

Term Loan, 15.50%, (1 mo. USD LIBOR + 14.50%, Floor 1.00%), 14.75% cash, 0.75% PIK, Maturing April 16, 2021		19,134	16,327,605

Albany Molecular Research, Inc.

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing August 30, 2024		6,226	5,734,062

Alkermes, Inc.

Term Loan, 3.01%, (1 mo. USD LIBOR + 2.25%), Maturing March 27, 2023		18,787	17,378,318

Amneal Pharmaceuticals, LLC

Term Loan, 3.94%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		25,464	22,885,609

Arbor Pharmaceuticals, Inc.

Term Loan, 6.00%, (2 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing July 5, 2023		13,080	10,965,701

Bausch Health Companies, Inc.

Term Loan, 3.72%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		56,974	55,216,851

Catalent Pharma Solutions, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing May 18, 2026		8,712	8,603,100

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Drugs (continued)

Elanco Animal Health, Inc.

Term Loan, Maturing February 4, 2027(5)		17,575	$17,000,157

Endo Luxembourg Finance Company I S.a.r.l.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing April 29, 2024		25,308	23,270,557

Grifols Worldwide Operations USA, Inc.

Term Loan, 2.14%, (1 week USD LIBOR + 2.00%), Maturing November 15, 2027		36,288	35,199,118

Horizon Therapeutics USA, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing May 22, 2026		7,802	7,652,529

Jaguar Holding Company II

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022		42,662	41,955,366

Mallinckrodt International Finance S.A.

Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		33,615	23,986,911

Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		11,026	7,773,334

Nidda Healthcare Holding AG

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 21, 2026	EUR	5,475	5,666,789

			$301,549,269

Ecological Services and Equipment — 0.4%

Advanced Disposal Services, Inc.

Term Loan, 3.00%, (1 week USD LIBOR + 2.25%, Floor 0.75%), Maturing November 10, 2023		7,473	$7,408,001

EnergySolutions, LLC

Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		17,493	15,919,028

US Ecology Holdings, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing November 1, 2026		2,594	2,541,630

			$25,868,659

Electronics / Electrical — 14.5%

Almonde, Inc.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 13, 2024		24,668	$21,543,529

Applied Systems, Inc.

Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024		31,327	30,124,076

Term Loan - Second Lien, 8.45%, (3 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		3,279	3,163,868

23	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Aptean, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.25%), Maturing April 23, 2026		7,563	$7,014,476

Astra Acquisition Corp.

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 1, 2027		5,875	5,493,125

Avast Software B.V.

Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing September 29, 2023		5,584	5,453,627

Banff Merger Sub, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		36,704	31,901,540

Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	3,407	3,241,077

Buzz Merger Sub, Ltd.

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing January 29, 2027		4,950	4,739,625

Castle US Holding Corporation

Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing January 29, 2027		9,021	7,637,706

Celestica, Inc.

Term Loan, 2.61%, (1 mo. USD LIBOR + 2.13%), Maturing June 27, 2025		4,008	3,703,888

Term Loan, 2.99%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		3,319	3,111,328

Cohu, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025		10,367	8,604,714

CommScope, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026		20,008	19,002,853

CPI International, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 26, 2024		10,229	8,643,167

Datto, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.25%), Maturing April 2, 2026		3,896	3,671,568

ECI Macola/Max Holdings, LLC

Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		8,411	7,444,163

Electro Rent Corporation

Term Loan, 6.02%, (USD LIBOR + 5.00%, Floor 1.00%), Maturing January 31, 2024(2)		17,200	15,949,323

Entegris, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing November 6, 2025		2,458	2,433,544

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Epicor Software Corporation

Term Loan, 3.66%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		16,680	$16,172,050

Fiserv Investment Solutions, Inc.

Term Loan, 6.44%, (3 mo. USD LIBOR + 4.75%), Maturing February 18, 2027		5,000	4,850,000

Go Daddy Operating Company, LLC

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing February 15, 2024		49,169	47,837,786

Hyland Software, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 1, 2024		45,662	44,046,908

Infoblox, Inc.

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		17,188	16,457,102

Infor (US), Inc.

Term Loan, 3.25%, (1 mo. EURIBOR + 2.25%, Floor 1.00%), Maturing February 1, 2022	EUR	4,957	5,384,657

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 1, 2022		37,679	37,153,562

Informatica, LLC

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing February 25, 2027	EUR	2,425	2,563,317

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing February 25, 2027		53,775	50,750,156

Term Loan - Second Lien, 7.13%, Maturing February 25, 2025(8)		4,675	4,523,063

MA FinanceCo., LLC

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		32,990	31,794,570

Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing June 21, 2024	EUR	2,500	2,586,663

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		3,744	3,489,631

MACOM Technology Solutions Holdings, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		19,119	17,206,784

Marcel LUX IV S.a.r.l.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing March 15, 2026		2,220	2,120,118

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 16, 2026	EUR	2,650	2,717,660

Mirion Technologies, Inc.

Term Loan, 5.07%, (6 mo. USD LIBOR + 4.00%), Maturing March 6, 2026		5,301	5,126,222

MKS Instruments, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing February 2, 2026		3,562	3,473,320

24	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

MTS Systems Corporation

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 5, 2023	373	$361,419

NCR Corporation

Term Loan, 2.91%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026	9,229	8,813,337

Recorded Books, Inc.

Term Loan, Maturing August 29, 2025(5)	2,400	2,232,000

Renaissance Holding Corp.

Term Loan, 4.01%, (3 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	5,563	5,089,862

Term Loan - Second Lien, 7.76%, (3 mo. USD LIBOR + 7.00%), Maturing May 29, 2026	2,175	1,866,874

Seattle Spinco, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	25,286	23,566,337

SGS Cayman L.P.

Term Loan, 6.83%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	1,111	772,243

SkillSoft Corporation

Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing April 28, 2021	50,949	30,497,672

SolarWinds Holdings, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	26,878	26,183,530

Solera, LLC

Term Loan, 4.36%, (3 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	27,872	26,525,149

Sparta Systems, Inc.

Term Loan, 4.56%, (6 mo. USD LIBOR + 3.50%), Maturing August 21, 2024	3,413	2,936,883

SS&C Technologies Holdings Europe S.a.r.l.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	10,465	10,114,591

SS&C Technologies, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	2,733	2,638,996

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	14,663	14,170,393

STG-Fairway Holdings, LLC

Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing January 31, 2027	3,700	3,239,813

SurveyMonkey, Inc.

Term Loan, 3.91%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	13,317	12,252,002

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Sutherland Global Services, Inc.

Term Loan, 6.83%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021	4,773	$3,317,519

Tibco Software, Inc.

Term Loan, 4.16%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2026	33,166	31,272,815

Term Loan - Second Lien, 7.66%, (1 mo. USD LIBOR + 7.25%), Maturing March 3, 2028	4,900	4,581,500

TTM Technologies, Inc.

Term Loan, 3.48%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024	3,187	3,131,202

Uber Technologies, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	18,071	17,141,644

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 4, 2025	30,076	28,547,333

Ultimate Software Group, Inc. (The)

Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	21,031	20,163,585

Ultra Clean Holdings, Inc.

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	9,530	9,053,500

Verifone Systems, Inc.

Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	14,124	11,060,942

Veritas Bermuda, Ltd.

Term Loan, 5.95%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023	23,876	21,040,377

Vero Parent, Inc.

Term Loan, 7.86%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024	16,054	14,669,078

Vertiv Group Corporation

Term Loan, 3.99%, (1 mo. USD LIBOR + 3.00%), Maturing March 2, 2027	1,225	1,150,543

VS Buyer, LLC

Term Loan, 4.86%, (3 mo. USD LIBOR + 3.25%), Maturing February 28, 2027	10,425	9,929,813

Vungle, Inc.

Term Loan, 5.99%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026	6,468	6,144,125

Western Digital Corporation

Term Loan, 2.77%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	2,946	2,855,997

		$846,451,840

25	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Equipment Leasing — 0.3%

Avolon TLB Borrower 1 (US), LLC

Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), Maturing January 15, 2025		21,582	$20,433,301

			$20,433,301

Financial Intermediaries — 3.0%

Aretec Group, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		16,947	$14,164,568

Citco Funding, LLC

Term Loan, 3.57%, (6 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		28,574	27,787,985

Claros Mortgage Trust, Inc.

Term Loan, 4.11%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2026		3,203	2,882,377

Ditech Holding Corporation

Term Loan, 0.00%, Maturing June 30, 2022(6)		34,065	13,626,184

EIG Management Company, LLC

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing February 22, 2025		2,965	2,686,578

Evergood 4 ApS

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	8,300	8,654,417

FinCo. I, LLC

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		6,919	6,707,437

Focus Financial Partners, LLC

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing July 3, 2024		6,261	5,979,094

Franklin Square Holdings L.P.

Term Loan, 2.69%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025		6,427	5,977,222

Greenhill & Co., Inc.

Term Loan, 3.97%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024		5,785	5,351,560

GreenSky Holdings, LLC

Term Loan, 3.69%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		13,113	11,998,268

Guggenheim Partners, LLC

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing July 21, 2023		26,395	25,107,857

Harbourvest Partners, LLC

Term Loan, 3.06%, (1 mo. USD LIBOR + 2.25%), Maturing March 3, 2025		3,540	3,389,814

LPL Holdings, Inc.

Term Loan, 2.24%, (1 mo. USD LIBOR + 1.75%), Maturing November 12, 2026		16,359	15,868,230

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)

Nets Holding A/S

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing February 6, 2025	EUR	1,000	$1,030,784

Starwood Property Trust, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing July 27, 2026		715	652,566

StepStone Group L.P.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing March 27, 2025		6,836	6,664,612

Victory Capital Holdings, Inc.

Term Loan, 3.94%, (3 mo. USD LIBOR + 2.50%), Maturing July 1, 2026		9,803	9,429,158

Virtus Investment Partners, Inc.

Term Loan, 3.23%, (1 mo. USD LIBOR + 2.25%), Maturing June 1, 2024		5,528	5,347,945

			$173,306,656

Food Products — 3.7%

Alphabet Holding Company, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		31,029	$27,977,534

Atkins Nutritionals Holdings II, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 7, 2024		3,417	3,338,420

B&G Foods, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing October 10, 2026		2,537	2,474,347

Badger Buyer Corp.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing September 30, 2024		4,953	3,665,238

Del Monte Foods, Inc.

Term Loan, 4.86%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		26,037	25,679,261

Froneri International, Ltd.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing January 29, 2027		18,425	17,169,797

Term Loan - Second Lien, Maturing January 31, 2028(5)		1,000	945,000

Hearthside Food Solutions, LLC

Term Loan, 4.09%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		10,174	9,391,462

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		5,678	5,283,024

HLF Financing S.a.r.l.

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025		10,838	10,223,196

26	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)

Jacobs Douwe Egberts International B.V.

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		26,074	$25,574,449

JBS USA Lux S.A.

Term Loan, 3.07%, (6 mo. USD LIBOR + 2.00%), Maturing May 1, 2026		53,163	51,593,043

Nomad Foods Europe Midco Limited

Term Loan, 3.06%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		10,737	10,407,950

Sunshine Investments B.V.

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 28, 2025	EUR	10,618	11,351,698

Term Loan, 4.76%, (3 mo. GBP LIBOR + 4.00%), Maturing March 28, 2025	GBP	2,000	2,439,230

Valeo F1 Company Limited (Ireland)

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	6,000	5,648,009

			$213,161,658

Food Service — 1.0%

1011778 B.C. Unlimited Liability Company

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing November 19, 2026		36,982	$34,963,707

IRB Holding Corp.

Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing February 5, 2025(2)		15,641	13,740,213

KFC Holding Co.

Term Loan, 2.47%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		783	753,416

Restaurant Technologies, Inc.

Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		4,379	3,919,441

US Foods, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2023		5,947	5,518,592

			$58,895,369

Food / Drug Retailers — 0.3%

Allsup’s Convenience Stores, Inc.

Term Loan, 6.88%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024		4,962	$4,490,780

L1R HB Finance Limited

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	4,674	3,215,550

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food / Drug Retailers (continued)

L1R HB Finance Limited (continued)

Term Loan, 5.77%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	9,172	$7,277,896

			$14,984,226

Forest Products — 0.1%

Clearwater Paper Corporation

Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing July 26, 2026		3,466	$3,414,318

			$3,414,318

Health Care — 6.5%

Alliance Healthcare Services, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing October 24, 2023		8,625	$4,743,750

Term Loan - Second Lien, 11.00%, (1 mo. USD LIBOR + 10.00%, Floor 1.00%), Maturing April 24, 2024		5,575	2,230,000

athenahealth, Inc.

Term Loan, 5.28%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026		16,560	15,462,609

Avantor, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing November 21, 2024		6,364	6,284,470

BioClinica, Inc.

Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing October 20, 2023		10,551	9,548,457

BW NHHC Holdco, Inc.

Term Loan, 6.62%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		13,076	8,151,529

CeramTec AcquiCo GmbH

Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing March 7, 2025	EUR	9,170	9,278,457

Change Healthcare Holdings, LLC

Term Loan, 3.50%, (3 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing March 1, 2024		3,230	3,125,696

CHG Healthcare Services, Inc.

Term Loan, 4.07%, (USD LIBOR + 3.00%), Maturing June 7, 2023(2)		14,249	13,537,018

CryoLife, Inc.

Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024		5,450	5,204,332

Elsan SAS

Term Loan, 3.25%, (6 mo. EURIBOR + 3.25%), Maturing October 31, 2024	EUR	2,500	2,689,398

27	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

Ensemble RCM, LLC

Term Loan, 5.51%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026		5,099	$4,916,649

Envision Healthcare Corporation

Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		65,811	46,232,171

Gentiva Health Services, Inc.

Term Loan, 3.69%, (1 mo. USD LIBOR + 3.25%), Maturing July 2, 2025		24,194	22,924,151

Greatbatch Ltd.

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing October 27, 2022		4,881	4,775,267

Hanger, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		11,907	10,865,138

Inovalon Holdings, Inc.

Term Loan, 3.88%, (1 mo. USD LIBOR + 3.00%), Maturing April 2, 2025		12,079	11,747,085

IQVIA, Inc.

Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), Maturing March 7, 2024		9,993	9,658,607

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing January 17, 2025		13,607	13,151,188

Medical Solutions, LLC

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing June 14, 2024		10,716	9,966,204

Mehilainen Yhtiot Oy

Term Loan, Maturing August 9, 2025(5)	EUR	1,750	1,814,658

MPH Acquisition Holdings, LLC

Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023		18,648	17,222,556

National Mentor Holdings, Inc.

Term Loan, 4.96%, (USD LIBOR + 4.25%), Maturing March 9, 2026(2)		6,643	6,344,084

Term Loan, 5.71%, (3 mo. USD LIBOR + 4.25%), Maturing March 9, 2026		302	288,124

Navicure, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026		6,475	6,086,500

One Call Corporation

Term Loan, 6.95%, (3 mo. USD LIBOR + 5.25%), Maturing November 25, 2022		17,139	14,582,174

Ortho-Clinical Diagnostics S.A.

Term Loan, 4.27%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025		29,412	26,323,625

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)

Parexel International Corporation

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024		467	$431,034

Phoenix Guarantor, Inc.

Term Loan, 4.08%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026		19,446	18,206,096

Radiology Partners, Inc

Term Loan, 5.67%, (USD LIBOR + 4.25%), Maturing July 9, 2025(2)		3,076	2,780,809

RadNet, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 30, 2023		6,691	6,251,937

Select Medical Corporation

Term Loan, 3.07%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025		27,023	25,772,794

Surgery Center Holdings, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 3, 2024		10,145	9,096,858

Term Loan, 9.00%, (1 mo. USD LIBOR + 8.00%, Floor 1.00%), Maturing September 3, 2024		1,800	1,809,000

Team Health Holdings, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 6, 2024		7,256	5,394,652

Tecomet, Inc.

Term Loan, 4.43%, (6 mo. USD LIBOR + 3.25%), Maturing May 1, 2024		4,422	4,053,768

Verscend Holding Corp.

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		19,119	18,124,499

			$379,075,344

Home Furnishings — 0.5%

Serta Simmons Bedding, LLC

Term Loan, 4.61%, (USD LIBOR + 3.50%), Maturing November 8, 2023(2)		61,020	$26,441,949

			$26,441,949

Industrial Equipment — 3.3%

AI Alpine AT Bidco GmbH

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing October 31, 2025	EUR	6,125	$5,765,676

Altra Industrial Motion Corp.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		8,328	7,921,783

28	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

Apex Tool Group, LLC

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), Maturing August 1, 2024		13,866	$11,192,269

Carlisle Foodservice Products, Inc.

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing March 20, 2025		3,735	3,060,541

Clark Equipment Company

Term Loan, 3.20%, (3 mo. USD LIBOR + 1.75%), Maturing May 18, 2024		10,248	9,661,748

CPM Holdings, Inc.

Term Loan, Maturing November 17, 2025(5)		2,250	1,823,906

Delachaux Group S.A.

Term Loan, 5.36%, (6 mo. USD LIBOR + 4.50%), Maturing April 16, 2026		5,049	4,316,895

DexKo Global, Inc.

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	2,942	2,635,690

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	7,355	6,589,259

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 24, 2024		8,421	7,277,554

DXP Enterprises, Inc.

Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing August 29, 2023		5,655	5,117,775

Dynacast International, LLC

Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		10,846	6,484,935

Engineered Machinery Holdings, Inc.

Term Loan, 4.45%, (3 mo. USD LIBOR + 3.00%), Maturing July 19, 2024		9,368	8,560,040

Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024		2,563	2,351,128

EWT Holdings III Corp.

Term Loan, 3.45%, (2 mo. USD LIBOR + 2.75%), Maturing December 20, 2024		21,262	20,624,259

Filtration Group Corporation

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		10,473	10,036,254

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	2,839	2,844,132

Gardner Denver, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027		2,750	2,611,029

Gates Global, LLC

Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	9,386	9,591,322

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 1, 2024		831	772,769

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

Ingersoll-Rand Services Company

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027		6,800	$6,456,811

LTI Holdings, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		5,812	4,707,315

Term Loan, 5.15%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026		2,090	1,706,426

Minimax Viking GmbH

Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	1,904	2,047,038

Quimper AB

Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	17,725	18,300,997

Robertshaw US Holding Corp.

Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing February 28, 2025(2)		19,243	14,210,012

Titan Acquisition Limited

Term Loan, 4.45%, (3 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		18,742	16,585,418

			$193,252,981

Insurance — 2.4%

Alliant Holdings Intermediate, LLC

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025		2,449	$2,303,941

Term Loan, 3.97%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		4,888	4,617,997

AmWINS Group, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing January 25, 2024		25,741	25,011,750

AssuredPartners, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2027		1,721	1,620,027

Asurion, LLC

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		25,952	24,900,848

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2024		2,211	2,123,582

Term Loan - Second Lien, 6.90%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		29,575	28,527,542

Financiere CEP S.A.S.

Term Loan, 4.00%, (2 mo. EURIBOR + 4.00%), Maturing January 16, 2025	EUR	3,725	4,044,620

Hub International Limited

Term Loan, 4.02%, (3 mo. USD LIBOR + 3.00%), Maturing April 25, 2025		19,082	18,108,485

29	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Insurance (continued)

NFP Corp.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing February 15, 2027		28,123	$25,427,473

USI, Inc.

Term Loan, Maturing December 2, 2026(5)		2,000	1,913,750

			$138,600,015

Leisure Goods / Activities / Movies — 4.5%

AMC Entertainment Holdings, Inc.

Term Loan, 4.08%, (6 mo. USD LIBOR + 3.00%), Maturing April 22, 2026		7,822	$5,797,887

Amer Sports Oyj

Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	11,925	10,184,877

Ancestry.com Operations, Inc.

Term Loan, 4.66%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026		33,541	29,404,546

Bombardier Recreational Products, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2027		43,333	39,470,706

Cineworld Limited

Term Loan, Maturing February 5, 2027(5)		13,000	8,173,750

ClubCorp Holdings, Inc.

Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		18,069	13,568,956

Crown Finance US, Inc.

Term Loan, 2.38%, (6 mo. EURIBOR + 2.38%), Maturing February 28, 2025	EUR	3,058	2,306,699

Term Loan, 3.32%, (6 mo. USD LIBOR + 2.25%), Maturing February 28, 2025		10,387	6,855,357

Delta 2 (LUX) S.a.r.l.

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 1, 2024		8,531	7,835,473

Emerald Expositions Holding, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		16,461	12,935,886

Etraveli Holding AB

Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing August 2, 2024	EUR	9,900	7,350,137

Lindblad Expeditions, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		479	371,201

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		1,916	1,484,803

Live Nation Entertainment, Inc.

Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%), Maturing October 17, 2026		22,450	21,296,456

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

Match Group, Inc.

Term Loan, 3.46%, (3 mo. USD LIBOR + 1.75%), Maturing February 15, 2027		6,450	$6,164,787

Motion Finco S.a.r.l.

Term Loan, 4.32%, (USD LIBOR + 3.25%), Maturing November 4, 2026(2)		605	544,884

Term Loan, 4.32%, (USD LIBOR + 3.25%), Maturing November 13, 2026(2)		4,607	4,145,859

NASCAR Holdings, Inc.

Term Loan, 3.37%, (1 mo. USD LIBOR + 2.75%), Maturing October 19, 2026		7,289	6,827,991

Playtika Holding Corp.

Term Loan, 7.07%, (6 mo. USD LIBOR + 6.00%), Maturing December 10, 2024		29,823	29,598,831

SeaWorld Parks & Entertainment, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing March 31, 2024		5,039	4,281,487

SRAM, LLC

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024		16,198	15,550,214

Steinway Musical Instruments, Inc.

Term Loan, 4.54%, (1 mo. USD LIBOR + 3.75%), Maturing February 14, 2025		3,539	3,311,884

Travel Leaders Group, LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		11,201	8,512,380

UFC Holdings, LLC

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing April 29, 2026		14,855	13,944,749

Vue International Bidco PLC

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing July 3, 2026	EUR	3,878	3,623,957

			$263,543,757

Lodging and Casinos — 3.2%

Aristocrat Technologies, Inc.

Term Loan, 2.86%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		7,466	$7,117,869

Azelis Finance S.A.

Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing November 10, 2025	EUR	2,600	2,656,887

Boyd Gaming Corporation

Term Loan, 2.39%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		2,089	1,964,937

Churchill Downs Incorporated

Term Loan, 2.41%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		3,421	3,253,397

30	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)

CityCenter Holdings, LLC

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 18, 2024		18,841	$16,754,410

Eldorado Resorts, LLC

Term Loan, 3.25%, (6 mo. USD LIBOR + 2.25%), Maturing April 17, 2024		2,297	2,198,895

ESH Hospitality, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing September 18, 2026		7,560	6,976,784

Four Seasons Hotels Limited

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		4,667	4,341,331

GBT III B.V.

Term Loan, Maturing February 26, 2027(5)		11,599	10,381,010

Term Loan, Maturing February 26, 2027(5)		13,851	12,396,740

Golden Nugget, Inc.

Term Loan, 3.46%, (USD LIBOR + 2.50%, Floor 0.75%), Maturing October 4, 2023(2)		23,388	19,170,018

Golden Nugget, LLC

Term Loan, 13.00%, (3 mo. USD LIBOR + 12.00%, Floor 1.00%), Maturing October 6, 2023		1,875	1,931,250

GVC Holdings PLC

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing March 29, 2024	EUR	21,225	22,852,368

Term Loan, 3.31%, (6 mo. USD LIBOR + 2.25%), Maturing March 29, 2024		9,378	9,018,804

Hanjin International Corp.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		5,650	4,830,750

Playa Resorts Holding B.V.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024		12,760	10,593,918

Richmond UK Bidco Limited

Term Loan, 4.98%, (6 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	2,059	2,130,219

Stars Group Holdings B.V. (The)

Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	8,725	9,477,626

Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		36,223	35,860,907

			$183,908,120

Nonferrous Metals / Minerals — 0.5%

Arconic Rolled Products Corporation

Term Loan, 3.24%, (1 mo. USD LIBOR + 2.75%), Maturing March 25, 2027		2,800	$2,786,000

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)

CD&R Hydra Buyer, Inc.

Term Loan, 7.50%, (0.00% Cash, 7.50% PIK), Maturing August 15, 2021(4)(8)		627	$473,229

Murray Energy Corporation

DIP Loan, 13.00%, (1 mo. USD LIBOR + 11.00%, Floor 2.00%), Maturing July 31, 2020		6,088	6,075,002

Term Loan, 0.00%, Maturing October 17, 2022(6)		21,871	382,736

Noranda Aluminum Acquisition Corporation

Term Loan, 0.00%, Maturing February 28, 2021(6)		2,878	201,435

Oxbow Carbon, LLC

Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023		6,545	5,923,508

Rain Carbon GmbH

Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	15,625	14,896,705

			$30,738,615

Oil and Gas — 2.9%

Ameriforge Group, Inc.

Term Loan, 8.45%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		21,340	$18,672,591

Apergy Corporation

Term Loan, 2.94%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025		621	559,240

Blackstone CQP Holdco L.P.

Term Loan, 4.62%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		11,372	10,532,968

Buckeye Partners L.P.

Term Loan, 3.77%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026		14,100	13,306,875

Centurion Pipeline Company, LLC

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		3,185	2,810,487

CITGO Holding, Inc.

Term Loan, 8.00%, (6 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing August 1, 2023		2,562	2,171,401

CITGO Petroleum Corporation

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing July 29, 2021		15,356	14,665,219

Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 28, 2024		24,050	21,644,601

Delek US Holdings, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025		8,703	7,879,913

Fieldwood Energy, LLC

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing April 11, 2022		20,306	5,177,929

31	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

Matador Bidco S.a.r.l.

Term Loan, 0.50%, Maturing October 15, 2026(3)		4,000	$3,720,000

Term Loan, 5.15%, (1 mo. USD LIBOR + 4.75%), Maturing October 15, 2026		5,925	5,510,250

McDermott Technology Americas, Inc.

DIP Loan, 10.37%, (USD LIBOR + 9.00%), Maturing October 21, 2020(2)		9,775	9,400,295

DIP Loan, 10.65%, (3 mo. USD LIBOR + 9.00%), Maturing October 21, 2020		4,427	4,257,397

DIP Loan, 0.50%, Maturing October 23, 2020(3)		9,039	8,451,811

Term Loan, 0.00%, Maturing May 9, 2025(6)		14,050	4,542,748

Prairie ECI Acquiror L.P.

Term Loan, 6.20%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026		4,275	3,105,163

Term Loan, 6.20%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026		9,057	6,578,886

PSC Industrial Holdings Corp.

Term Loan, 4.98%, (6 mo. USD LIBOR + 3.75%), Maturing October 11, 2024		7,933	6,465,358

RDV Resources Properties, LLC

Term Loan, 6.87%, (3 mo. USD LIBOR + 5.50%), Maturing March 29, 2024(4)		5,395	3,053,855

Sunrise Oil & Gas Properties, LLC

Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023		2,177	2,068,291

Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023		2,196	1,855,929

Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023		2,537	1,788,881

UGI Energy Services, LLC

Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026		10,198	9,229,133

			$167,449,221

Publishing — 0.5%

Axel Springer S.E.

Term Loan, 5.00%, (3 mo. EURIBOR + 5.00%), Maturing December 18, 2026	EUR	2,000	$1,945,352

Getty Images, Inc.

Term Loan, 4.94%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026		11,699	9,856,116

Term Loan, 5.00%, (1 mo. EURIBOR + 5.00%), Maturing February 19, 2026	EUR	4,000	3,565,162

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing (continued)

Harland Clarke Holdings Corp.

Term Loan, 6.46%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	2,406	$1,518,605

LSC Communications, Inc.

Term Loan, 0.00%, Maturing September 30, 2022(6)	7,775	596,048

ProQuest, LLC

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026	13,269	12,638,961

Tweddle Group, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing September 17, 2023	2,068	1,610,853

		$31,731,097

Radio and Television — 2.4%

AP NMT Acquisition B.V.

Term Loan, 7.20%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021	3,685	$3,605,143

Cumulus Media New Holdings, Inc.

Term Loan, 4.82%, (6 mo. USD LIBOR + 3.75%), Maturing March 31, 2026	4,002	3,476,352

Diamond Sports Group, LLC

Term Loan, 3.82%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	30,522	25,046,808

Entercom Media Corp.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024	1,690	1,497,214

Entravision Communications Corporation

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	7,394	6,973,397

Hubbard Radio, LLC

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 28, 2025	7,787	6,034,814

iHeartCommunications, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2026	4,414	3,972,544

Mission Broadcasting, Inc.

Term Loan, 3.23%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	4,276	4,042,508

Nexstar Broadcasting, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	16,620	15,713,786

Term Loan, 3.73%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	5,019	4,738,187

Sinclair Television Group, Inc.

Term Loan, 2.66%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	14,005	13,138,030

32	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)

Sinclair Television Group, Inc. (continued)

Term Loan, 3.32%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	6,393	$5,985,329

Terrier Media Buyer, Inc.

Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing December 17, 2026	19,295	18,008,719

Univision Communications, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024	33,286	29,500,076

		$141,732,907

Retailers (Except Food and Drug) — 1.4%

Apro, LLC

Term Loan, 4.00%, Maturing November 14, 2026(3)	1,539	$1,473,486

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing November 14, 2026	5,373	5,144,308

Ascena Retail Group, Inc.

Term Loan, 5.63%, (USD LIBOR + 4.50%, Floor 0.75%), Maturing August 21, 2022(2)	15,867	3,758,606

Bass Pro Group, LLC

Term Loan, 6.07%, (6 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	12,383	10,364,153

BJ’s Wholesale Club, Inc.

Term Loan, 3.08%, (1 mo. USD LIBOR + 2.25%), Maturing February 3, 2024	2,470	2,411,454

Coinamatic Canada, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022	265	240,229

David’s Bridal, Inc.

Term Loan, 7.65%, (3 mo. USD LIBOR + 6.00%), 1.00% cash, 6.65% PIK, Maturing June 30, 2023	3,995	3,291,312

Go Wireless, Inc.

Term Loan, 7.50%, (3 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing December 22, 2024	2,483	1,980,531

Hoya Midco, LLC

Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	7,068	5,124,535

J. Crew Group, Inc.

Term Loan, 4.31%, (USD LIBOR + 3.00%, Floor 1.00%), Maturing March 5, 2021(2)	25,542	13,494,599

LSF9 Atlantis Holdings, LLC

Term Loan, 7.00%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing May 1, 2023	11,653	9,245,014

PetSmart, Inc.

Term Loan, 5.00%, (6 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing March 11, 2022	16,444	15,999,857

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)

PFS Holding Corporation

Term Loan, 0.00%, Maturing January 31, 2021(6)	9,849	$3,791,913

Pier 1 Imports (U.S.), Inc.

Term Loan, 0.00%, Maturing April 30, 2021(6)	9,332	1,224,809

Radio Systems Corporation

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing May 2, 2024	2,630	2,537,556

		$80,082,362

Steel — 1.0%

Atkore International, Inc.

Term Loan, 4.02%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	10,894	$10,506,029

GrafTech Finance, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 12, 2025	20,674	18,813,454

Neenah Foundry Company

Term Loan, 7.45%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	7,679	6,719,311

Phoenix Services International, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 1, 2025	2,675	2,235,851

Zekelman Industries, Inc.

Term Loan, 2.82%, (1 mo. USD LIBOR + 2.25%), Maturing January 24, 2027	20,450	19,427,500

		$57,702,145

Surface Transport — 0.2%

Agro Merchants NAI Holdings, LLC

Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	2,774	$2,524,461

Kenan Advantage Group, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022	1,793	1,504,389

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022	6,467	5,426,894

XPO Logistics, Inc.

Term Loan, 3.61%, (3 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	4,275	4,157,437

		$13,613,181

Telecommunications — 4.6%

CenturyLink, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing March 15, 2027	48,789	$46,337,531

33	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

Ciena Corporation

Term Loan, 2.47%, (1 mo. USD LIBOR + 1.75%), Maturing September 26, 2025		1,923	$1,907,666

Colorado Buyer, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing May 1, 2024		16,320	10,375,497

Digicel International Finance Limited

Term Loan, 4.87%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		14,427	11,884,145

Gamma Infrastructure III B.V.

Term Loan, 3.50%, (6 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	16,287	15,795,261

Global Eagle Entertainment, Inc.

Term Loan, 8.72%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		21,266	12,147,991

Intelsat Jackson Holdings S.A.

Term Loan, 6.00%, (USD Prime + 2.75%), Maturing November 27, 2023		15,550	15,303,797

Term Loan, 6.75%, (USD Prime + 3.50%), Maturing January 2, 2024		15,794	15,675,600

IPC Corp.

Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing August 6, 2021		11,591	8,084,471

Level 3 Financing, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027		1,098	1,055,315

Onvoy, LLC

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 10, 2024		12,634	10,675,941

Plantronics, Inc.

Term Loan, 2.99%, (USD LIBOR + 2.50%), Maturing July 2, 2025(2)		15,316	12,674,187

SBA Senior Finance II, LLC

Term Loan, 2.16%, (1 mo. USD LIBOR + 1.75%), Maturing April 11, 2025		15,616	15,139,740

Syniverse Holdings, Inc.

Term Loan, 6.87%, (6 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		11,172	7,920,948

T-Mobile USA, Inc.

Term Loan, Maturing April 1, 2027(5)		23,700	23,575,575

Telesat Canada

Term Loan, 3.16%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2026		8,828	8,396,139

Zayo Group Holdings, Inc.

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 9, 2027	EUR	3,850	4,071,355

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

Ziggo Financing Partnership

Term Loan, 3.31%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2028	47,575	$44,740,339

		$265,761,498

Utilities — 0.8%

Brookfield WEC Holdings, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing August 1, 2025	10,290	$9,795,792

Calpine Corporation

Term Loan, 2.66%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2024	20,878	20,261,427

Lightstone Holdco, LLC

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing January 30, 2024	871	695,522

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing January 30, 2024	15,439	12,331,608

Longview Power, LLC

Term Loan, 0.00%, Maturing April 13, 2021(6)	4,656	657,607

USIC Holdings, Inc.

Term Loan, Maturing December 8, 2023(5)	1,627	1,452,080

		$45,194,036

Total Senior Floating-Rate Loans (identified cost $5,748,033,545)		$5,053,461,141

Corporate Bonds & Notes — 1.9%
Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.1%

TransDigm, Inc.

8.00%, 12/15/25(9)	1,500	$1,567,500

6.25%, 3/15/26(9)	1,500	1,475,175

		$3,042,675

Airlines — 0.1%

Delta Air Lines, Inc.

7.00%, 5/1/25(9)	4,650	$4,770,750

		$4,770,750

34	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Automotive — 0.1%

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.

6.25%, 5/15/26(9)		4,325	$4,357,437

Tenneco, Inc.

4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(9)(10)	EUR	6,000	4,766,946

			$9,124,383

Building and Development — 0.0%(7)

American Builders & Contractors Supply Co., Inc.

4.00%, 1/15/28(9)		2,975	$2,858,678

			$2,858,678

Business Equipment and Services — 0.4%

Prime Security Services Borrower, LLC/Prime Finance, Inc.

5.25%, 4/15/24(9)		7,900	$7,780,631

5.75%, 4/15/26(9)		15,225	15,072,750

			$22,853,381

Chemicals and Plastics — 0.1%

Tronox, Inc.

6.50%, 5/1/25(9)(11)		7,000	$7,043,750

			$7,043,750

Containers and Glass Products — 0.0%(7)

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC

4.719%, (3 mo. USD LIBOR + 3.50%), 7/15/21(9)(10)		650	$643,923

			$643,923

Diversified Financial Services — 0.1%

AG Issuer, LLC

6.25%, 3/1/28(9)		4,225	$3,757,799

			$3,757,799

Drugs — 0.2%

Bausch Health Companies, Inc.

5.50%, 11/1/25(9)		8,975	$9,374,387

			$9,374,387

Security		Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment — 0.1%

GFL Environmental, Inc.

4.25%, 6/1/25(9)		5,300	$5,339,750

			$5,339,750

Entertainment — 0.0%(7)

Six Flags Theme Parks, Inc.

7.00%, 7/1/25(9)		2,125	$2,209,575

			$2,209,575

Food Products — 0.0%(7)

Iceland Bondco PLC

4.975%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(10)	GBP	1,049	$1,314,326

			$1,314,326

Food / Drug Retailers — 0.1%

Fresh Market, Inc. (The)

9.75%, 5/1/23(9)		12,550	$7,906,500

			$7,906,500

Leisure Goods / Activities / Movies — 0.1%

Sabre GLBL, Inc.

9.25%, 4/15/25(9)		2,525	$2,679,656

SeaWorld Parks & Entertainment, Inc.

8.75%, 5/1/25(9)		2,125	2,135,625

			$4,815,281

Radio and Television — 0.2%

iHeartCommunications, Inc.

6.375%, 5/1/26		2,896	$2,750,039

8.375%, 5/1/27		5,248	4,406,854

5.25%, 8/15/27(9)		2,125	1,906,444

4.75%, 1/15/28(9)		2,550	2,217,607

			$11,280,944

Telecommunications — 0.2%

CenturyLink, Inc.

4.00%, 2/15/27(9)		6,750	$6,589,688

Digicel International Finance, Ltd./ Digicel Holdings Bermuda, Ltd.

8.75%, 5/25/24(9)		6,325	5,890,156

			$12,479,844

35	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Utilities — 0.1%

Calpine Corp.

5.25%, 6/1/26(9)	2,245	$2,296,590

Talen Energy Supply, LLC

6.625%, 1/15/28(9)	2,645	2,507,196

		$4,803,786

Total Corporate Bonds & Notes (identified cost $123,493,426)		$113,619,732

Asset-Backed Securities — 3.4%
Security	Principal Amount (000’s omitted)	Value

Alinea CLO, Ltd.

Series 2018-1A, Class D, 4.235%, (3 mo. USD LIBOR + 3.10%), 7/20/31(9)(10)	$2,500	$2,068,627

Series 2018-1A, Class E, 7.135%, (3 mo. USD LIBOR + 6.00%), 7/20/31(9)(10)	3,000	1,970,397

AMMC CLO 15, Ltd.

Series 2014-15A, Class ERR, 8.129%, (3 mo. USD LIBOR + 6.91%), 1/15/32(9)(10)	5,000	2,875,170

AMMC CLO XII, Ltd.

Series 2013-12A, Class ER, 7.914%, (3 mo. USD LIBOR + 6.18%), 11/10/30(9)(10)	3,525	1,987,948

Apidos CLO XX

Series 2015-20A, Class DR, 6.876%, (3 mo. USD LIBOR + 5.70%), 7/16/31(9)(10)	2,375	1,665,616

Ares XL CLO, Ltd.

Series 2016-40A, Class CR, 4.619%, (3 mo. USD LIBOR + 3.40%), 1/15/29(9)(10)	2,500	2,177,357

Series 2016-40A, Class DR, 7.569%, (3 mo. USD LIBOR + 6.35%), 1/15/29(9)(10)	3,500	2,547,503

Ares XLIX CLO, Ltd.

Series 2018-49A, Class D, 4.098%, (3 mo. USD LIBOR + 3.00%), 7/22/30(9)(10)	2,500	2,101,100

Series 2018-49A, Class E, 6.798%, (3 mo. USD LIBOR + 5.70%), 7/22/30(9)(10)	3,500	2,458,487

Ares XXXIIR CLO, Ltd.

Series 2014-32RA, Class C, 4.592%, (3 mo. USD LIBOR + 2.90%), 5/15/30(9)(10)	5,000	4,039,590

Ares XXXVR CLO, Ltd.

Series 2015-35RA, Class E, 6.919%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(10)	4,000	2,859,956

Babson CLO, Ltd.

Series 2015-1A, Class DR, 3.735%, (3 mo. USD LIBOR + 2.60%), 1/20/31(9)(10)	2,500	2,001,728

Security	Principal Amount (000’s omitted)	Value

Babson CLO, Ltd. (continued)

Series 2016-1A, Class DR, 4.093%, (3 mo. USD LIBOR + 3.05%), 7/23/30(9)(10)	$1,250	$1,013,211

Series 2016-1A, Class ER, 7.043%, (3 mo. USD LIBOR + 6.00%), 7/23/30(9)(10)	3,500	1,975,411

Series 2018-1A, Class C, 3.819%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	3,500	2,774,576

Bain Capital Credit CLO

Series 2018-1A, Class D, 3.743%, (3 mo. USD LIBOR + 2.70%), 4/23/31(9)(10)	5,000	3,921,170

Series 2018-1A, Class E, 6.393%, (3 mo. USD LIBOR + 5.35%), 4/23/31(9)(10)	3,000	1,609,875

Benefit Street Partners CLO V-B, Ltd.

Series 2018-5BA, Class C, 4.065%, (3 mo. USD LIBOR + 2.93%), 4/20/31(9)(10)	5,000	3,909,425

Series 2018-5BA, Class D, 7.085%, (3 mo. USD LIBOR + 5.95%), 4/20/31(9)(10)	3,500	1,920,979

Benefit Street Partners CLO VIII, Ltd.

Series 2015-8A, Class DR, 6.735%, (3 mo. USD LIBOR + 5.60%), 1/20/31(9)(10)	5,401	2,866,321

Benefit Street Partners CLO XIV, Ltd.

Series 2018-14A, Class D, 3.735%, (3 mo. USD LIBOR + 2.60%), 4/20/31(9)(10)	1,500	1,158,264

Benefit Street Partners CLO XVI, Ltd.

Series 2018-16A, Class D, 4.835%, (3 mo. USD LIBOR + 3.70%), 1/17/32(9)(10)	2,000	1,662,044

Series 2018-16A, Class E, 7.835%, (3 mo. USD LIBOR + 6.70%), 1/17/32(9)(10)	2,250	1,521,630

Benefit Street Partners CLO XVII, Ltd.

Series 2019-17A, Class E, 7.819%, (3 mo. USD LIBOR + 6.60%), 7/15/32(9)(10)	1,750	1,217,536

Betony CLO 2, Ltd.

Series 2018-1A, Class C, 3.66%, (3 mo. USD LIBOR + 2.90%), 4/30/31(9)(10)	2,500	2,054,010

Series 2018-1A, Class D, 6.41%, (3 mo. USD LIBOR + 5.65%), 4/30/31(9)(10)	4,450	2,914,376

BlueMountain CLO, Ltd.

Series 2016-3A, Class DR, 4.792%, (3 mo. USD LIBOR + 3.10%), 11/15/30(9)(10)	1,500	1,181,250

Series 2016-3A, Class ER, 7.642%, (3 mo. USD LIBOR + 5.95%), 11/15/30(9)(10)	1,500	666,375

Series 2018-1A, Class D, 3.81%, (3 mo. USD LIBOR + 3.05%), 7/30/30(9)(10)	2,500	1,998,763

Series 2018-1A, Class E, 6.71%, (3 mo. USD LIBOR + 5.95%), 7/30/30(9)(10)	2,000	1,124,304

Canyon Capital CLO, Ltd.

Series 2012-1RA, Class E, 6.919%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(10)	4,875	3,298,259

Series 2016-1A, Class ER, 6.969%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(10)	4,000	2,593,924

36	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Canyon Capital CLO, Ltd. (continued)

Series 2016-2A, Class ER, 7.219%, (3 mo. USD LIBOR + 6.00%), 10/15/31(9)(10)	$4,500	$2,923,299

Series 2017-1A, Class E, 7.469%, (3 mo. USD LIBOR + 6.25%), 7/15/30(9)(10)	3,250	2,280,996

Series 2018-1A, Class D, 4.119%, (3 mo. USD LIBOR + 2.90%), 7/15/31(9)(10)	3,000	2,450,712

Series 2018-1A, Class E, 6.969%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(10)	2,750	1,771,754

Carlyle C17 CLO, Ltd.

Series C17A, Class CR, 3.56%, (3 mo. USD LIBOR + 2.80%), 4/30/31(9)(10)	5,000	4,128,330

Series C17A, Class DR, 6.76%, (3 mo. USD LIBOR + 6.00%), 4/30/31(9)(10)	3,500	2,008,377

Carlyle Global Market Strategies CLO, Ltd.

Series 2012-3A, Class CR2, 4.811%, (3 mo. USD LIBOR + 3.50%), 1/14/32(9)(10)	2,500	2,005,150

Series 2012-3A, Class DR2, 7.811%, (3 mo. USD LIBOR + 6.50%), 1/14/32(9)(10)	1,500	838,593

Series 2014-3RA, Class C, 3.941%, (3 mo. USD LIBOR + 2.95%), 7/27/31(9)(10)	1,000	790,947

Series 2014-3RA, Class D, 6.391%, (3 mo. USD LIBOR + 5.40%), 7/27/31(9)(10)	2,150	1,152,525

Series 2014-4RA, Class C, 4.119%, (3 mo. USD LIBOR + 2.90%), 7/15/30(9)(10)	2,000	1,538,964

Series 2014-4RA, Class D, 6.869%, (3 mo. USD LIBOR + 5.65%), 7/15/30(9)(10)	3,500	1,942,175

Dryden CLO, Ltd

Series 2018-55A, Class D, 4.069%, (3 mo. USD LIBOR + 2.85%), 4/15/31(9)(10)	1,500	1,230,429

Series 2018-55A, Class E, 6.619%, (3 mo. USD LIBOR + 5.40%), 4/15/31(9)(10)	2,000	1,376,256

Dryden Senior Loan Fund

Series 2015-40A, Class DR, 4.792%, (3 mo. USD LIBOR + 3.10%), 8/15/31(9)(10)	3,000	2,489,823

Series 2015-41A, Class DR, 3.819%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	5,000	3,974,900

Series 2015-41A, Class ER, 6.519%, (3 mo. USD LIBOR + 5.30%), 4/15/31(9)(10)	1,268	711,927

Series 2016-42A, Class DR, 4.149%, (3 mo. USD LIBOR + 2.93%), 7/15/30(9)(10)	2,500	2,037,870

Series 2016-42A, Class ER, 6.769%, (3 mo. USD LIBOR + 5.55%), 7/15/30(9)(10)	3,500	2,384,683

Galaxy XV CLO, Ltd.

Series 2013-15A, Class ER, 7.864%, (3 mo. USD LIBOR + 6.65%), 10/15/30(9)(10)	2,500	1,760,945

Galaxy XXV CLO, Ltd.

Series 2018-25A, Class D, 4.091%, (3 mo. USD LIBOR + 3.10%), 10/25/31(9)(10)	2,500	2,066,100

Security	Principal Amount (000’s omitted)	Value

Galaxy XXV CLO, Ltd. (continued)

Series 2018-25A, Class E, 6.941%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(10)	$3,500	$2,401,227

Goldentree Loan Management US CLO 5, Ltd.

Series 2019-5A, Class D, 4.985%, (3 mo. USD LIBOR + 3.85%), 10/20/32(9)(10)	1,500	1,287,258

Golub Capital Partners CLO 22B, Ltd.

Series 2015-22A, Class ER, 7.135%, (3 mo. USD LIBOR + 6.00%), 1/20/31(9)(10)	2,500	1,312,658

Golub Capital Partners CLO 37A, Ltd.

Series 2018-37A, Class D, 4.435%, (3 mo. USD LIBOR + 3.30%), 7/20/30(9)(10)	4,000	3,104,732

Series 2018-37A, Class E, 6.885%, (3 mo. USD LIBOR + 5.75%), 7/20/30(9)(10)	4,750	2,856,906

ICG US CLO, Ltd.

Series 2018-2A, Class D, 4.198%, (3 mo. USD LIBOR + 3.10%), 7/22/31(9)(10)	2,000	1,426,556

Series 2018-2A, Class E, 6.848%, (3 mo. USD LIBOR + 5.75%), 7/22/31(9)(10)	3,000	1,511,487

Kayne CLO 5, Ltd.

Series 2019-5A, Class E, 7.72%, (3 mo. USD LIBOR + 6.70%), 7/24/32(9)(10)	500	366,993

Madison Park Funding XXV, Ltd.

Series 2017-25A, Class D, 7.091%, (3 mo. USD LIBOR + 6.10%), 4/25/29(9)(10)	1,500	937,184

Neuberger Berman CLO XXII, Ltd.

Series 2016-22A, Class DR, 4.235%, (3 mo. USD LIBOR + 3.10%), 10/17/30(9)(10)	2,500	2,078,472

Series 2016-22A, Class ER, 7.195%, (3 mo. USD LIBOR + 6.06%), 10/17/30(9)(10)	3,000	2,109,003

Neuberger Berman Loan Advisers CLO, Ltd.

Series 2018-28A, Class E, 6.735%, (3 mo. USD LIBOR + 5.60%), 4/20/30(9)(10)	1,950	1,354,944

Series 2018-30A, Class D, 4.785%, (3 mo. USD LIBOR + 3.65%), 1/20/31(9)(10)	2,500	2,145,530

Series 2018-30A, Class E, 7.885%, (3 mo. USD LIBOR + 6.75%), 1/20/31(9)(10)	1,000	743,695

Oaktree CLO, Ltd.

Series 2019-3A, Class D, 5.095%, (3 mo. USD LIBOR + 3.96%), 7/20/31(9)(10)	2,625	2,212,019

OHA Credit Partners VII, Ltd.

Series 2012-7A, Class ER, 9.195%, (3 mo. USD LIBOR + 7.50%), 11/20/27(9)(10)	900	670,221

Palmer Square CLO, Ltd.

Series 2013-2A, Class CRR, 4.335%, (3 mo. USD LIBOR + 3.20%), 10/17/31(9)(10)	2,500	2,119,597

Series 2013-2A, Class DRR, 6.985%, (3 mo. USD LIBOR + 5.85%), 10/17/31(9)(10)	3,000	2,101,221

37	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Palmer Square CLO, Ltd. (continued)

Series 2018-1A, Class C, 3.635%, (3 mo. USD LIBOR + 2.50%), 4/18/31(9)(10)	$3,000	$2,472,933

Series 2018-1A, Class D, 6.285%, (3 mo. USD LIBOR + 5.15%), 4/18/31(9)(10)	2,000	1,367,452

Series 2018-2A, Class D, 6.776%, (3 mo. USD LIBOR + 5.60%), 7/16/31(9)(10)	2,000	1,435,392

Regatta XIII Funding, Ltd.

Series 2018-2A, Class C, 4.319%, (3 mo. USD LIBOR + 3.10%), 7/15/31(9)(10)	2,500	2,078,955

Series 2018-2A, Class D, 7.169%, (3 mo. USD LIBOR + 5.95%), 7/15/31(9)(10)	5,000	3,261,495

Regatta XIV Funding, Ltd.

Series 2018-3A, Class D, 4.191%, (3 mo. USD LIBOR + 3.20%), 10/25/31(9)(10)	2,500	2,086,527

Series 2018-3A, Class E, 6.941%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(10)	4,500	2,925,715

Regatta XV Funding, Ltd.

Series 2018-4A, Class D, 7.491%, (3 mo. USD LIBOR + 6.50%), 10/25/31(9)(10)	3,875	2,615,718

Southwick Park CLO, LLC

Series 2019-4A, Class E, 7.835%, (3 mo. USD LIBOR + 6.70%), 7/20/32(9)(10)	1,750	1,306,232

Upland CLO, Ltd.

Series 2016-1A, Class CR, 4.035%, (3 mo. USD LIBOR + 2.90%), 4/20/31(9)(10)	4,500	3,667,612

Series 2016-1A, Class DR, 7.035%, (3 mo. USD LIBOR + 5.90%), 4/20/31(9)(10)	4,625	3,071,888

Vibrant CLO 1X, Ltd.

Series 2018-9A, Class C, 4.335%, (3 mo. USD LIBOR + 3.20%), 7/20/31(9)(10)	2,500	1,770,148

Series 2018-9A, Class D, 7.385%, (3 mo. USD LIBOR + 6.25%), 7/20/31(9)(10)	3,500	1,823,294

Vibrant CLO X, Ltd.

Series 2018-10A, Class C, 4.385%, (3 mo. USD LIBOR + 3.25%), 10/20/31(9)(10)	5,000	3,634,920

Series 2018-10A, Class D, 7.325%, (3 mo. USD LIBOR + 6.19%), 10/20/31(9)(10)	5,000	2,622,945

Voya CLO, Ltd.

Series 2015-3A, Class CR, 4.285%, (3 mo. USD LIBOR + 3.15%), 10/20/31(9)(10)	2,500	1,994,768

Series 2015-3A, Class DR, 7.335%, (3 mo. USD LIBOR + 6.20%), 10/20/31(9)(10)	5,500	2,997,027

Series 2016-3A, Class CR, 4.385%, (3 mo. USD LIBOR + 3.25%), 10/18/31(9)(10)	2,000	1,606,356

Series 2016-3A, Class DR, 7.215%, (3 mo. USD LIBOR + 6.08%), 10/18/31(9)(10)	3,375	1,822,628

Series 2018-1A, Class C, 3.735%, (3 mo. USD LIBOR + 2.60%), 4/19/31(9)(10)	5,000	4,053,220

Security	Principal Amount (000’s omitted)	Value

Voya CLO, Ltd. (continued)

Series 2018-2A, Class E, 6.469%, (3 mo. USD LIBOR + 5.25%), 7/15/31(9)(10)	$2,500	$1,540,680

Webster Park CLO, Ltd.

Series 2015-1A, Class CR, 4.035%, (3 mo. USD LIBOR + 2.90%), 7/20/30(9)(10)	2,000	1,663,520

Series 2015-1A, Class DR, 6.635%, (3 mo. USD LIBOR + 5.50%), 7/20/30(9)(10)	2,500	1,798,968

Wind River CLO, Ltd.

Series 2013-1A, Class DR, 7.435%, (3 mo. USD LIBOR + 6.30%), 7/20/30(9)(10)	3,000	1,654,644

Total Asset-Backed Securities (identified cost $282,169,298)		$198,012,677

Common Stocks — 1.4%
Security	Shares	Value

Aerospace and Defense — 0.5%

IAP Global Services, LLC(4)(12)(13)(14)	950	$12,779,163

IAP Global Services, LLC(4)(12)(13)(14)	1,627	16,414,510

		$29,193,673

Automotive — 0.0%(7)

Dayco Products, LLC(13)(14)	88,506	$663,795

		$663,795

Business Equipment and Services — 0.1%

Crossmark Holdings, Inc.(13)(14)	88,008	$5,060,460

		$5,060,460

Chemicals and Plastics — 0.1%

Hexion Holdings Corp., Class B(13)(14)	338,679	$2,387,687

		$2,387,687

Electronics / Electrical — 0.0%(7)

Answers Corp.(4)(14)	906,100	$1,676,285

		$1,676,285

Health Care — 0.0%

New Millennium Holdco, Inc.(4)(13)(14)	421,318	$0

		$0

38	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil and Gas — 0.4%

AFG Holdings, Inc.(4)(13)(14)	498,342	$10,524,983

Fieldwood Energy, Inc.(13)(14)	273,160	27,316

RDV Resources, Inc., Class A(4)(13)(14)	359,500	0

Samson Resources II, LLC, Class A(14)	435,055	7,939,754

Southcross Holdings Group, LLC(4)(13)(14)	1,281	0

Southcross Holdings L.P., Class A(13)(14)	1,281	9,287

Sunrise Oil Gas, Inc., Class A(13)(14)	321,407	2,249,849

		$20,751,189

Publishing — 0.2%

ION Media Networks, Inc.(4)(14)	28,605	$11,801,279

Tweddle Group, Inc.(4)(13)(14)	19,500	131,430

		$11,932,709

Radio and Television — 0.1%

Clear Channel Outdoor Holdings, Inc.(13)(14)	1,204,044	$1,161,662

Cumulus Media, Inc., Class A(13)(14)	551,505	2,443,167

Cumulus Media, Inc., Class B(13)(14)	93,069	511,879

iHeartMedia, Inc., Class A(13)(14)	512,034	3,594,479

		$7,711,187

Retailers (Except Food and Drug) — 0.0%(7)

David’s Bridal, LLC(4)(13)(14)	272,023	$2,072,815

		$2,072,815

Total Common Stocks (identified cost $94,204,118)		$81,449,800

Preferred Stocks — 0.1%
Security	Shares	Value

Retailers (Except Food and Drug) — 0.1%

David’s Bridal, LLC, Series A, 8.00% (PIK)(4)(13)(14)	7,852	$628,160

David’s Bridal, LLC, Series B, 10.00% (PIK)(4)(13)(14)	31,998	2,590,558

Total Preferred Stocks (identified cost $2,590,558)		$3,218,718

Miscellaneous — 0.0%(7)
Security	Shares	Value

Oil and Gas — 0.0%(7)

Paragon Offshore Finance Company, Class A(13)(14)	42,177	$12,653

Security	Shares	Value

Oil and Gas (continued)

Paragon Offshore Finance Company, Class B(13)(14)	21,089	$405,963

Total Miscellaneous (identified cost $458,685)		$418,616

Warrants — 0.0%
Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Exp. 11/26/22(4)(13)(14)	51,888	$0

Total Warrants (identified cost $0)		$0

Exchange-Traded Funds — 0.8%
Security	Shares	Value

Invesco Senior Loan ETF	1,000,000	$20,980,000

SPDR Blackstone/GSO Senior Loan ETF	725,000	30,283,250

Total Exchange-Traded Funds (identified cost $53,169,569)		$51,263,250

Short-Term Investments — 7.0%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.47%(15)	406,604,658	$406,604,658

Total Short-Term Investments (identified cost $406,442,092)		$406,604,658

Total Investments — 101.4% (identified cost $6,710,561,291)		$5,908,048,592

Less Unfunded Loan Commitments — (0.3)%		$(19,551,481)

Net Investments — 101.1% (identified cost $6,691,009,810)		$5,888,497,111

Other Assets, Less Liabilities — (1.1)%		$(65,501,442)

Net Assets — 100.0%		$5,822,995,669

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

39	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

The stated interest rate represents the weighted average interest rate at April 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(3)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description. At April 30, 2020, the total value of unfunded loan commitments is $18,232,097.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).
(5)	This Senior Loan will settle after April 30, 2020, at which time the interest rate will be determined.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Amount is less than 0.05%.

(8)	Fixed-rate loan.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $304,475,516 or 5.2% of the Portfolio’s net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2020.

(11)	When-issued security.

(12)	Affiliated company (see Note 9).

(13)	Non-income producing security.

(14)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(15)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	28,000,000	USD	30,610,037	HSBC Bank USA, N.A.	5/5/20	$73,751	$—

EUR	5,000,000	USD	5,429,925	State Street Bank and Trust Company	5/5/20	49,323	—

USD	14,646,617	EUR	13,412,734	HSBC Bank USA, N.A.	5/5/20	—	(51,722)

USD	143,668,047	EUR	130,772,003	Standard Chartered Bank	5/5/20	361,603	—

EUR	12,000,000	USD	13,275,092	HSBC Bank USA, N.A.	5/29/20	—	(118,918)

EUR	21,000,000	USD	23,817,549	State Street Bank and Trust Company	5/29/20	—	(794,244)

GBP	3,400,000	USD	4,280,209	JPMorgan Chase Bank, N.A.	5/29/20	2,490	—

GBP	900,000	USD	1,118,302	State Street Bank and Trust Company	5/29/20	15,354	—

GBP	12,500,000	USD	16,148,188	State Street Bank and Trust Company	5/29/20	—	(402,972)

USD	16,317,591	EUR	15,005,752	Citibank, N.A.	5/29/20	—	(133,933)

USD	150,498,545	EUR	134,917,043	HSBC Bank USA, N.A.	5/29/20	2,582,533	—

USD	5,899,625	EUR	5,428,386	JPMorgan Chase Bank, N.A.	5/29/20	—	(51,775)

USD	995,345	GBP	800,513	Citibank, N.A.	5/29/20	—	(12,995)

USD	784,613	GBP	631,924	State Street Bank and Trust Company	5/29/20	—	(11,369)

USD	43,642,433	GBP	35,077,593	State Street Bank and Trust Company	5/29/20	—	(541,909)

USD	121,843,876	EUR	111,184,736	Standard Chartered Bank	6/2/20	—	(62,911)

USD	120,670,263	EUR	111,133,764	Goldman Sachs International	7/31/20	—	(1,336,774)

						$3,085,054	$(3,519,522)

40	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Abbreviations:

DIP	–	Debtor In Possession

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

USD	–	United States Dollar

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

41	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Unaffiliated investments, at value (identified cost, $6,282,222,310)	$5,452,698,780

Affiliated investments, at value (identified cost, $408,787,500)	435,798,331

Cash	17,635,578

Deposits for derivatives collateral — forward foreign currency exchange contracts	1,610,012

Foreign currency, at value (identified cost, $6,764,880)	6,821,503

Interest receivable	17,605,675

Dividends receivable from affiliated investments	184,422

Receivable for investments sold	40,484,407

Receivable for open forward foreign currency exchange contracts	3,085,054

Other receivables	2,064,998

Prepaid expenses	1,502,984

Total assets	$5,979,491,744

Liabilities

Cash collateral due to brokers	$110,012

Payable for investments purchased	139,206,638

Payable for when-issued securities	8,875,000

Payable for open forward foreign currency exchange contracts	3,519,522

Payable to affiliates:

Investment adviser fee	2,413,721

Trustees’ fees	9,087

Accrued expenses	2,362,095

Total liabilities	$156,496,075

Net Assets applicable to investors’ interest in Portfolio	$5,822,995,669

42	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Interest and other income	$177,153,023

Dividends from affiliated investments	2,376,123

Dividends	1,559,528

Total investment income	$181,088,674

Expenses

Investment adviser fee	$17,907,452

Trustees’ fees and expenses	54,250

Custodian fee	934,932

Legal and accounting services	556,505

Interest expense and fees	1,962,209

Miscellaneous	235,471

Total expenses	$21,650,819

Net investment income	$159,437,855

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(194,958,165)

Investment transactions — affiliated investments	(69,484)

Foreign currency transactions	(3,608,676)

Forward foreign currency exchange contracts	11,949,524

Net realized loss	$(186,686,801)

Change in unrealized appreciation (depreciation) —

Investments	$(486,749,974)

Investments — affiliated investments	735,060

Foreign currency	(417,073)

Forward foreign currency exchange contracts	4,346,727

Net change in unrealized appreciation (depreciation)	$(482,085,260)

Net realized and unrealized loss	$(668,772,061)

Net decrease in net assets from operations	$(509,334,206)

43	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$159,437,855	$481,946,428

Net realized loss	(186,686,801)	(96,572,643)

Net change in unrealized appreciation (depreciation)	(482,085,260)	(251,472,705)

Net increase (decrease) in net assets from operations	$(509,334,206)	$133,901,080

Capital transactions —

Contributions	$176,806,103	$194,015,335

Withdrawals	(1,811,117,438)	(3,870,956,892)

Portfolio transaction fee	—	7,292,672

Net decrease in net assets from capital transactions	$(1,634,311,335)	$(3,669,648,885)

Net decrease in net assets	$(2,143,645,541)	$(3,535,747,805)

Net Assets

At beginning of period	$7,966,641,210	$11,502,389,015

At end of period	$5,822,995,669	$7,966,641,210

44	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Financial Highlights

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2019	2018	2017	2016	2015

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.60	%(2)	0.55%	0.54%	0.56%	0.58%	0.55%

Net investment income	4.44	%(2)	5.09%	4.38%	4.07%	4.58%	4.27%

Portfolio Turnover	17	%(3)	16%	30%	42%	27%	19%

Total Return	(6.95	)%(3)	1.64%	5.05%	5.69%	7.10%	0.56%

Net assets, end of period (000’s omitted)	$5,822,996		$7,966,641	$11,502,389	$9,795,966	$8,205,738	$9,936,014

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

45	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2020, Eaton Vance Floating-Rate Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 87.1% and 12.9%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which

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Notes to Financial Statements (Unaudited) — continued

is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2020, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

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Floating Rate Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

K  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposed a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors during the year ended October 31, 2019. The Portfolio transaction fee was sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee was limited to amounts that had been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee was 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets. Effective July 31, 2019, the Portfolio transaction fee was discontinued.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.490% from $2 billion up to $5 billion, 0.460% from $5 billion up to $10 billion, 0.435% from $10 billion up to $15 billion, 0.415% from $15 billion up to $20 billion, 0.400% from $20 billion up to $25 billion and 0.390% of average daily net assets of $25 billion or more, and is payable monthly. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. For the six months ended April 30, 2020, the Portfolio’s investment adviser fee amounted to $17,907,452 or 0.50% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and principal repayments on Senior Loans, aggregated $1,131,563,562 and $2,482,501,088, respectively, for the six months ended April 30, 2020.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,693,507,648

Gross unrealized appreciation	$50,050,009

Gross unrealized depreciation	(855,495,014)

Net unrealized depreciation	$(805,445,005)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2020 is included in the Portfolio of Investments. At April 30, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

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Floating Rate Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $3,519,522. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $1,500,000 at April 30, 2020.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2020.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2020 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$3,085,054	(1)	$(3,519,522	)(2)

Total Derivatives subject to master netting or similar agreements	$3,085,054		$(3,519,522)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of April 30, 2020.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

HSBC Bank USA, N.A.	$2,656,284	$(170,640)	$(2,485,644)	$—	$—

JPMorgan Chase Bank, N.A.	2,490	(2,490)	—	—	—

Standard Chartered Bank	361,603	(62,911)	—	—	298,692

State Street Bank and Trust Company	64,677	(64,677)	—	—	—

	$3,085,054	$(300,718)	$(2,485,644)	$—	$298,692

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Floating Rate Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Citibank, N.A.	$(146,928)	$—	$—	$—	$(146,928)

Goldman Sachs International	(1,336,774)	—	—	—	(1,336,774)

HSBC Bank USA, N.A.	(170,640)	170,640	—	—	—

JPMorgan Chase Bank, N.A.	(51,775)	2,490	—	—	(49,285)

Standard Chartered Bank	(62,911)	62,911	—	—	—

State Street Bank and Trust Company	(1,750,494)	64,677	—	1,500,000	(185,817)

	$(3,519,522)	$300,718	$—	$1,500,000	$(1,718,804)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2020 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$11,949,524	$4,346,727

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2020, which is indicative of the volume of this derivative type, was approximately $692,156,000.

6  Credit Facility

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $750 million ($875 million prior to March 9, 2020) unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 8, 2021. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is payable on amounts borrowed overnight at the Federal Funds rate plus a margin and for all other amounts borrowed for longer periods at a base rate or LIBOR, plus a margin. Base rate is the highest of (a) the administrative agent’s prime rate, (b) the Federal Funds Rate plus a margin and (c) the one month LIBOR rate plus a margin. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated among the participating portfolios and fund at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $613,000 of amortization of upfront fees paid by the Portfolio in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at April 30, 2020 is $1,013,621 and is included in prepaid expenses in the Statement of Assets and Liabilities. Because the credit facility is not available exclusively to the Portfolio and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. Average borrowings and the average interest rate (excluding fees) for the six months ended April 30, 2020 were $34,340,659 and 4.46%, respectively.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign

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Notes to Financial Statements (Unaudited) — continued

issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

9  Investments in Affiliated Companies/Funds

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At April 30, 2020, the value of the Portfolio’s investment in affiliated companies and funds was $435,798,331, which represents 7.5% of the Portfolio’s net assets. Transactions in affiliated companies and funds by the Portfolio for the six months ended April 30, 2020 were as follows:

Name of affiliated company/fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/Units, end of period

Common Stocks*

IAP Global Services, LLC(1)(2)(3)	$28,587,401	$—	$—	$—	$606,272	$29,193,673	$—	2,577

Short Term Investments

Eaton Vance Cash Reserves Fund, LLC	373,400,052	1,574,626,273	(1,541,480,971)	(69,484)	128,788	406,604,658	2,376,123	406,604,658

Totals				$(69,484)	$735,060	$435,798,331	$2,376,123

*	The related industry is the same as the presentation in the Portfolio of Investments.

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(2)	Non-income producing security.

(3)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Floating Rate Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

At April 30, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$5,024,872,050	$9,037,610	$5,033,909,660

Corporate Bonds & Notes	—	113,619,732	—	113,619,732

Asset-Backed Securities	—	198,012,677	—	198,012,677

Common Stocks	9,586,995	16,462,340	55,400,465	81,449,800

Preferred Stocks	—	—	3,218,718	3,218,718

Miscellaneous	—	418,616	—	418,616

Warrants	—	—	0	0

Exchange-Traded Funds	51,263,250	—	—	51,263,250

Short-Term Investments	—	406,604,658	—	406,604,658

Total Investments	$60,850,245	$5,759,990,073	$67,656,793	$5,888,497,111

Forward Foreign Currency Exchange Contracts	$—	$3,085,054	$—	$3,085,054

Total	$60,850,245	$5,763,075,127	$67,656,793	$5,891,582,165

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(3,519,522)	$—	$(3,519,522)

Total	$—	$(3,519,522)	$—	$(3,519,522)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2020 is not presented.

11  Risks and Uncertainties

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Portfolio’s investments.

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Eaton Vance

Floating-Rate & High Income Fund

April 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

[1]

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

53

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Floating-Rate & High Income Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreements between each of Eaton Vance Floating Rate Portfolio and High Income Opportunities Portfolio (the “Portfolios”), which are portfolios in which the Fund is authorized to invest, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolios, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolios by the applicable Adviser.

54

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolios, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolios, including recent changes to such personnel. In particular, the Board considered the abilities and experience of each Adviser’s investment professionals in analyzing special considerations relevant to investing in senior floating rate loans and high yield debt. The Board considered the Adviser’s large group of bank loan investment professionals and other personnel, which includes portfolio managers and analysts, who provide services to the Portfolios. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolios, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolios, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolios.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board also considered the performance of the underlying Portfolios. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolios and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolios, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolios and other investment advisory clients.

55

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from any economies of scale in the future.

56

Eaton Vance

Floating-Rate & High Income Fund

April 30, 2020

Officers and Trustees

Officers of Eaton Vance Floating-Rate & High Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Eaton Vance Floating Rate Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Floating-Rate & High Income Fund and Eaton Vance Floating Rate Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

57

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

58

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This Page Intentionally Left Blank

Investment Adviser of Eaton Vance Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Floating-Rate & High Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7716    4.30.20

Eaton Vance

Global Income Builder Fund

Semiannual Report

April 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2020

Eaton Vance

Global Income Builder Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	43

Officers and Trustees	47

Important Notices	48

Eaton Vance

Global Income Builder Fund

April 30, 2020

Performance1,2

Portfolio Managers Christopher M. Dyer, CFA and Jeffrey D. Mueller, of Eaton Vance Advisers International Ltd.; Michael A. Allison, CFA and John H. Croft, CFA, of Boston Management and Research

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	11/30/2005	11/30/2005	–8.43%	–5.44%	3.02%	5.71%
Class A with 5.75% Maximum Sales Charge	—	—	–13.68	–10.84	1.82	5.09
Class C at NAV	11/30/2005	11/30/2005	–8.75	–6.09	2.26	4.93
Class C with 1% Maximum Sales Charge	—	—	–9.65	–7.00	2.26	4.93
Class I at NAV	01/31/2006	11/30/2005	–8.21	–5.19	3.32	6.00
Class R at NAV	01/31/2006	11/30/2005	–8.47	–5.59	2.75	5.46
MSCI World Index	—	—	–7.29%	–4.00%	4.92%	7.67%
ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index	—	—	–8.06	–5.91	2.76	5.17
Blended Index	—	—	–7.46	–4.52	4.25	6.89

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R
Gross			1.21%	1.97%	0.96%	1.46%
Net			1.17	1.92	0.92	1.42

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Global Income Builder Fund

April 30, 2020

Fund Profile4

Country Allocation (% of net assets)

Asset Allocation (% of net assets)6

Top 10 Holdings (% of net assets)5

Amazon.com, Inc.	2.1%

Alphabet, Inc., Class C	2.0

Microsoft Corp.	1.9

Apple, Inc.	1.3

Sanofi	1.0

Nestle S.A.	0.9

Facebook, Inc., Class A	0.8

Keyence Corp.	0.8

Visa, Inc., Class A	0.7

E.ON SE	0.7

Total	12.2%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Global Income Builder Fund

April 30, 2020

Endnotes and Additional Disclosures

[1]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index is an unmanaged index of global developed market below investment grade corporate bonds. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 65% MSCI World Index and 35% ICE BofA Developed Markets High Yield Ex-Subordinated Financial Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Effective December 7, 2015, the Fund changed its principal investment strategies to invest in common stocks, preferred stocks and other hybrid securities and income instruments of U.S. and foreign issuers. As of such date, the Fund was no longer required to invest at least 80% of its net assets in dividend-paying common and preferred stocks. Performance prior to December 7, 2015 reflects the Fund’s performance under its former principal investment strategies.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with substantially the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Excludes cash and cash equivalents.

[6]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective January 1, 2020, the ICE BofAML indices were rebranded as ICE BofA indices.

4

Eaton Vance

Global Income Builder Fund

April 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 – April 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/19)	Ending Account Value (4/30/20)	Expenses Paid During Period* (11/1/19 – 4/30/20)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$915.70	$5.57	**	1.17%
Class C	$1,000.00	$912.50	$9.13	**	1.92%
Class I	$1,000.00	$917.90	$4.39	**	0.92%
Class R	$1,000.00	$915.30	$6.76	**	1.42%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.00	$5.87	**	1.17%
Class C	$1,000.00	$1,015.30	$9.62	**	1.92%
Class I	$1,000.00	$1,020.30	$4.62	**	0.92%
Class R	$1,000.00	$1,017.80	$7.12	**	1.42%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2019. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

5

Eaton Vance

Global Income Builder Fund

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Investment in Global Income Builder Portfolio, at value (identified cost, $249,387,197)	$252,648,690

Receivable for Fund shares sold	110,254

Total assets	$252,758,944

Liabilities

Payable for Fund shares redeemed	$468,357

Payable to affiliates:

Administration fee	29,890

Distribution and service fees	57,206

Trustees’ fees	42

Other	13,786

Accrued expenses	96,216

Total liabilities	$665,497

Net Assets	$252,093,447

Sources of Net Assets

Paid-in capital	$260,346,956

Accumulated loss	(8,253,509)

Total	$252,093,447

Class A Shares

Net Assets	$112,643,900

Shares Outstanding	13,610,051

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.28

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$8.79

Class C Shares

Net Assets	$43,292,609

Shares Outstanding	5,290,593

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$8.18

Class I Shares

Net Assets	$95,573,780

Shares Outstanding	11,565,487

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.26

Class R Shares

Net Assets	$583,158

Shares Outstanding	70,655

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.25

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Interest allocated from Portfolio (net of foreign taxes, $1,079)	$3,343,636

Dividends allocated from Portfolio (net of foreign taxes, $418,631)	3,278,012

Interest income	132,000

Expenses allocated from Portfolio	(943,893)

Total investment income	$5,809,755

Expenses

Administration fee	$212,386

Distribution and service fees

Class A	157,303

Class C	256,841

Class R	1,556

Trustees’ fees and expenses	250

Custodian fee	14,591

Transfer and dividend disbursing agent fees	95,554

Legal and accounting services	16,448

Printing and postage	19,442

Registration fees	44,729

Miscellaneous	15,305

Total expenses	$834,405

Deduct —

Allocation of expenses to affiliates	$58,128

Total expense reductions	$58,128

Net expenses	$776,277

Net investment income	$5,033,478

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions	$(9,415,173)

Financial futures contracts	1,684,291

Foreign currency transactions	(96,873)

Net realized loss	$(7,827,755)

Change in unrealized appreciation (depreciation) —

Investments	$(22,464,611)

Financial futures contracts	425,671

Foreign currency	(10,722)

Forward foreign currency exchange contracts	869

Net change in unrealized appreciation (depreciation)	$(22,048,793)

Net realized and unrealized loss	$(29,876,548)

Net decrease in net assets from operations	$(24,843,070)

7	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$5,033,478	$12,276,131

Net realized loss	(7,827,755)	(6,846,530)

Net change in unrealized appreciation (depreciation)	(22,048,793)	24,797,789

Net increase (decrease) in net assets from operations	$(24,843,070)	$30,227,390

Distributions to shareholders:

Class A	$(2,262,740)	$(4,576,504)

Class C	(739,761)	(2,001,405)

Class I	(2,040,640)	(4,229,778)

Class R	(10,450)	(20,445)

Total distributions to shareholders	$(5,053,591)	$(10,828,132)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$5,170,659	$9,675,393

Class C	1,021,024	5,014,788

Class I	16,587,690	20,998,649

Class R	38,161	446,398

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	2,105,372	4,273,857

Class C	700,603	1,905,653

Class I	1,812,920	3,649,499

Class R	10,450	20,445

Cost of shares redeemed

Class A	(16,136,556)	(29,687,852)

Class C	(6,128,235)	(20,039,065)

Class I	(18,499,446)	(36,436,596)

Class R	(28,668)	(384,540)

Net asset value of shares converted

Class A	3,409,945	22,094,077

Class C	(3,409,945)	(22,094,077)

Net decrease in net assets from Fund share transactions	$(13,346,026)	$(40,563,371)

Other capital —

Portfolio transaction fee contributed to Portfolio	$(107,153)	$(212,786)

Portfolio transaction fee allocated from Portfolio	105,728	211,160

Net decrease in net assets from other capital	$(1,425)	$(1,626)

Net decrease in net assets	$(43,244,112)	$(21,165,739)

Net Assets

At beginning of period	$295,337,559	$316,503,298

At end of period	$252,093,447	$295,337,559

8	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2020

Financial Highlights

	Class A

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019		2018		2017		2016		2015

Net asset value — Beginning of period	$9.210		$8.620		$9.060		$8.130		$8.420		$8.470

Income (Loss) From Operations

Net investment income(1)	$0.162		$0.372		$0.267		$0.357		$0.293	(2)	$0.291

Net realized and unrealized gain (loss)	(0.930)		0.542		(0.383)		0.897		(0.259)		0.004

Total income (loss) from operations	$(0.768)		$0.914		$(0.116)		$1.254		$0.034		$0.295

Less Distributions

From net investment income	$(0.162)		$(0.324)		$(0.324)		$(0.324)		$(0.324)		$(0.345)

Total distributions	$(0.162)		$(0.324)		$(0.324)		$(0.324)		$(0.324)		$(0.345)

Portfolio transaction fee, net(1)	$(0.000	)(3)	$(0.000	)(3)	$(0.000	)(3)	$(0.000	)(3)	$(0.000	)(3)	$—

Net asset value — End of period	$8.280		$9.210		$8.620		$9.060		$8.130		$8.420

Total Return(4)(5)	(8.43	)%(6)	10.97%		(1.52)%		15.72%		0.45%		3.53%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$112,644		$131,104		$115,974		$137,914		$166,221		$192,076

Ratios (as a percentage of average daily net assets):(7)

Expenses(5)(8)	1.17	%(9)	1.24%		1.28%		1.29%		1.30%		1.25%

Net investment income	3.61	%(9)	4.22%		2.94%		4.16%		3.59	%(2)	3.44%

Portfolio Turnover of the Portfolio(10)	56	%(6)	86%		102%		143%		66	%(6)	—

Portfolio Turnover of the Fund	—		—		—		—		72	%(6)(11)	135%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.051 per share for the year ended October 31, 2016. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.96% for the year ended October 31, 2016.

(3)	Amount is less than $(0.0005).

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.04% and 0.02% of average daily net assets for the six months ended April 30, 2020 and the year ended October 31, 2019, respectively). Absent this reimbursement, total return would be lower.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(8)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(9)	Annualized.

(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(11)	For the period from November 1, 2015 through March 27, 2016 when the Fund was making investments directly in securities.

9	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2020

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019		2018		2017		2016		2015

Net asset value — Beginning of period	$9.110		$8.530		$8.960		$8.050		$8.340		$8.400

Income (Loss) From Operations

Net investment income(1)	$0.125		$0.292		$0.198		$0.295		$0.229	(2)	$0.226

Net realized and unrealized gain (loss)	(0.926)		0.546		(0.371)		0.875		(0.256)		(0.003)

Total income (loss) from operations	$(0.801)		$0.838		$(0.173)		$1.170		$(0.027)		$0.223

Less Distributions

From net investment income	$(0.129)		$(0.258)		$(0.257)		$(0.260)		$(0.263)		$(0.283)

Total distributions	$(0.129)		$(0.258)		$(0.257)		$(0.260)		$(0.263)		$(0.283)

Portfolio transaction fee, net(1)	$(0.000	)(3)	$(0.000	)(3)	$(0.000	)(3)	$(0.000	)(3)	$(0.000	)(3)	$—

Net asset value — End of period	$8.180		$9.110		$8.530		$8.960		$8.050		$8.340

Total Return(4)(5)	(8.75	)%(6)	10.13%		(2.16)%		14.76%		(0.30)%		2.69%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$43,293		$56,314		$87,821		$110,594		$125,354		$141,117

Ratios (as a percentage of average daily net assets):(7)

Expenses(5)(8)	1.92	%(9)	2.00%		2.03%		2.04%		2.05%		2.00%

Net investment income	2.80	%(9)	3.36%		2.20%		3.46%		2.84	%(2)	2.70%

Portfolio Turnover of the Portfolio(10)	56	%(6)	86%		102%		143%		66	%(6)	—

Portfolio Turnover of the Fund	—		—		—		—		72	%(6)(11)	135%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.051 per share for the year ended October 31, 2016. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.21% for the year ended October 31, 2016.

(3)	Amount is less than $(0.0005).

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.04% and 0.02% of average daily net assets for the six months ended April 30, 2020 and the year ended October 31, 2019, respectively). Absent this reimbursement, total return would be lower.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(8)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(9)	Annualized.

(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(11)	For the period from November 1, 2015 through March 27, 2016 when the Fund was making investments directly in securities.

10	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2020

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019		2018		2017		2016		2015

Net asset value — Beginning of period	$9.190		$8.610		$9.040		$8.130		$8.410		$8.460

Income (Loss) From Operations

Net investment income(1)	$0.173		$0.386		$0.287		$0.398		$0.326	(2)	$0.307

Net realized and unrealized gain (loss)	(0.929)		0.542		(0.369)		0.859		(0.258)		0.004

Total income (loss) from operations	$(0.756)		$0.928		$(0.082)		$1.257		$0.068		$0.311

Less Distributions

From net investment income	$(0.174)		$(0.348)		$(0.348)		$(0.347)		$(0.348)		$(0.361)

Total distributions	$(0.174)		$(0.348)		$(0.348)		$(0.347)		$(0.348)		$(0.361)

Portfolio transaction fee, net(1)	$(0.000	)(3)	$(0.000	)(3)	$(0.000	)(3)	$(0.000	)(3)	$(0.000	)(3)	$—

Net asset value — End of period	$8.260		$9.190		$8.610		$9.040		$8.130		$8.410

Total Return(4)(5)	(8.21	)%(6)	11.17%		(1.26)%		15.90%		0.87%		3.74%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$95,574		$107,290		$112,202		$108,772		$69,113		$69,610

Ratios (as a percentage of average daily net assets):(7)

Expenses(5)(8)	0.92	%(9)	0.99%		1.02%		1.04%		1.05%		1.01%

Net investment income	3.86	%(9)	4.39%		3.17%		4.61%		4.00	%(2)	3.63%

Portfolio Turnover of the Portfolio(10)	56	%(6)	86%		102%		143%		66	%(6)	—

Portfolio Turnover of the Fund	—		—		—		—		72	%(6)(11)	135%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.050 per share for the year ended October 31, 2016. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.39% for the year ended October 31, 2016.

(3)	Amount is less than $(0.0005).

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.04% and 0.02% of average daily net assets for the six months ended April 30, 2020 and the year ended October 31, 2019, respectively). Absent this reimbursement, total return would be lower.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(8)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(9)	Annualized.

(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(11)	For the period from November 1, 2015 through March 27, 2016 when the Fund was making investments directly in securities.

11	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2020

Financial Highlights — continued

	Class R

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019		2018		2017		2016		2015

Net asset value — Beginning of period	$9.180		$8.600		$9.030		$8.110		$8.400		$8.460

Income (Loss) From Operations

Net investment income(1)	$0.152		$0.345		$0.243		$0.331		$0.274	(2)	$0.282

Net realized and unrealized gain (loss)	(0.932)		0.536		(0.373)		0.890		(0.262)		(0.011)

Total income (loss) from operations	$(0.780)		$0.881		$(0.130)		$1.221		$0.012		$0.271

Less Distributions

From net investment income	$(0.150)		$(0.301)		$(0.300)		$(0.301)		$(0.302)		$(0.331)

Total distributions	$(0.150)		$(0.301)		$(0.300)		$(0.301)		$(0.302)		$(0.331)

Portfolio transaction fee, net(1)	$(0.000	)(3)	$(0.000	)(3)	$(0.000	)(3)	$(0.000	)(3)	$(0.000	)(3)	$—

Net asset value — End of period	$8.250		$9.180		$8.600		$9.030		$8.110		$8.400

Total Return(4)(5)	(8.47	)%(6)	10.59%		(1.78)%		15.45%		0.18%		3.25%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$583		$629		$506		$503		$765		$767

Ratios (as a percentage of average daily net assets):(7)

Expenses(5)(8)	1.42	%(9)	1.49%		1.52%		1.54%		1.55%		1.50%

Net investment income	3.39	%(9)	3.92%		2.69%		3.84%		3.37	%(2)	3.34%

Portfolio Turnover of the Portfolio(10)	56	%(6)	86%		102%		143%		66	%(6)	—

Portfolio Turnover of the Fund	—		—		—		—		72	%(6)(11)	135%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.049 per share for the year ended October 31, 2016. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.77% for the year ended October 31, 2016.

(3)	Amount is less than $(0.0005).

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)

The investment adviser, sub-adviser and administrator reimbursed certain operating expenses (equal to 0.04% and 0.02% of average daily net assets for the six months ended April 30, 2020 and the year ended October 31, 2019, respectively). Absent this reimbursement, total return would be lower.

(6)	Not annualized.

(7)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(8)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(9)	Annualized.

(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(11)	For the period from November 1, 2015 through March 27, 2016 when the Fund was making investments directly in securities.

12	See Notes to Financial Statements.

Eaton Vance

Global Income Builder Fund

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Income Builder Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. Effective March 28, 2016, the Fund began investing all of its investable assets in interests in Global Income Builder Portfolio (the Portfolio), a Massachusetts business trust, having substantially the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (97.9% at April 30, 2020). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

13

Eaton Vance

Global Income Builder Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $6,339,443 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2019, $6,339,443 are short-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Fund and Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), the Fund pays BMR a fee computed at an annual rate of 0.55% of the Fund’s average daily net assets that are not invested in other investment companies for which BMR or its affiliates serve as investment adviser and receive an advisory fee (“Direct Assets”) up to $500 million and is payable monthly. On Direct Assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of BMR or the Fund and by the vote of a majority of the holders of interest in the Fund.

Pursuant to the investment sub-advisory agreement and subsequent fee reduction agreement, BMR pays Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Fund. For the six months ended April 30, 2020, the Fund incurred no investment adviser fee on Direct Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged BMR to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2020, the administration fee amounted to $212,386. BMR, EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses) exceed 1.17%, 1.92%, 0.92% and 1.42% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after February 28, 2021. Pursuant to this agreement, BMR, EVM and EVAIL were allocated $58,128 in total of the Fund’s operating expenses for the six months ended April 30, 2020.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2020, EVM earned $7,148 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $9,598 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2020. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2020 amounted to $157,303 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2020, the Fund paid or accrued to EVD $192,631 for Class C shares.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25%

14

Eaton Vance

Global Income Builder Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2020, the Fund paid or accrued to EVD $778 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2020 amounted to $64,210 and $778 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2020, the Fund was informed that EVD received approximately $5,000 and $300 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2020, increases and decreases in the Fund’s investment in the Portfolio aggregated $7,853,049 and $26,735,033, respectively. In addition, a Portfolio transaction fee is imposed by the Portfolio on the combined daily inflows or outflows of the Fund and the Portfolio’s other investors as more fully described at Note 1L of the Portfolio’s financial statements included herein. Such fee is allocated to the Fund based on its pro-rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	614,506	1,106,470

Issued to shareholders electing to receive payments of distributions in Fund shares	239,391	484,842

Redemptions	(1,857,512)	(3,385,702)

Converted from Class C shares	378,244	2,575,582

Net increase (decrease)	(625,371)	781,192

Class C	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	115,431	569,930

Issued to shareholders electing to receive payments of distributions in Fund shares	80,488	220,060

Redemptions	(705,609)	(2,303,170)

Converted to Class A shares	(382,423)	(2,602,106)

Net decrease	(892,113)	(4,115,286)

15

Eaton Vance

Global Income Builder Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	1,908,308	2,366,102

Issued to shareholders electing to receive payments of distributions in Fund shares	206,539	415,571

Redemptions	(2,218,530)	(4,149,865)

Net decrease	(103,683)	(1,368,192)

Class R	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	4,422	51,103

Issued to shareholders electing to receive payments of distributions in Fund shares	1,195	2,327

Redemptions	(3,482)	(43,753)

Net increase	2,135	9,677

16

Global Income Builder Portfolio

April 30, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 56.4%
Security	Shares	Value

Auto Components — 0.1%

Nokian Renkaat Oyj	11,952	$253,924

		$253,924

Banks — 2.7%

Banco Bilbao Vizcaya Argentaria S.A.	459,954	$1,503,488

Banco Santander S.A.	314,157	701,948

CaixaBank S.A.	683,638	1,229,950

Canadian Imperial Bank of Commerce	15,993	947,665

Citigroup, Inc.	26,421	1,283,004

ING Groep NV	102,837	576,174

KeyCorp	60,260	702,029

		$6,944,258

Beverages — 0.8%

Coca-Cola Co. (The)	23,618	$1,083,830

Diageo PLC	29,345	1,010,344

		$2,094,174

Biotechnology — 0.4%

CSL, Ltd.	5,482	$1,092,712

		$1,092,712

Building Products — 0.6%

Assa Abloy AB, Class B	55,642	$996,099

Geberit AG	1,148	513,389

		$1,509,488

Capital Markets — 2.1%

Bank of New York Mellon Corp. (The)	27,163	$1,019,699

Credit Suisse Group AG	68,614	626,490

Morgan Stanley	29,471	1,162,042

St. James’s Place PLC	101,926	1,085,326

Standard Life Aberdeen PLC	46,712	129,376

UBS Group AG	124,557	1,333,693

		$5,356,626

Chemicals — 1.7%

Akzo Nobel NV	9,426	$715,337

BASF SE	35,418	1,812,568

Chr. Hansen Holding A/S	11,127	959,411

Sika AG	4,988	825,061

		$4,312,377

Security	Shares	Value

Construction & Engineering — 0.0%(1)

Abengoa S.A., Class A(2)	36,194	$575

Abengoa S.A., Class B(2)	374,261	2,780

		$3,355

Construction Materials — 0.3%

CRH PLC	29,759	$902,846

		$902,846

Consumer Finance — 0.7%

Capital One Financial Corp.	10,222	$661,977

Cembra Money Bank AG	7,388	702,361

OneMain Holdings, Inc.	23,577	570,799

		$1,935,137

Diversified Financial Services — 1.0%

Berkshire Hathaway, Inc., Class B(2)	8,161	$1,529,045

ORIX Corp.	98,303	1,156,779

		$2,685,824

Diversified Telecommunication Services — 1.7%

Elisa Oyj	4,387	$266,590

Koninklijke KPN NV	708,856	1,632,737

Proximus SADP	38,383	819,225

Sunrise Communications Group AG(3)	7,955	637,208

Swisscom AG	1,942	1,009,047

Telia Co. AB	36,089	125,480

		$4,490,287

Electric Utilities — 1.1%

Fortum Oyj	48,233	$799,228

Iberdrola S.A.	90,409	899,368

NextEra Energy, Inc.	4,658	1,076,557

		$2,775,153

Electrical Equipment — 1.0%

ABB, Ltd.	10,950	$207,856

Melrose Industries PLC	725,909	907,315

Schneider Electric SE	16,160	1,493,384

		$2,608,555

Electronic Equipment, Instruments & Components — 1.5%

CDW Corp.	6,227	$689,952

Halma PLC	22,132	581,859

17	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)

Keyence Corp.	5,524	$1,972,134

Murata Manufacturing Co., Ltd.	12,242	689,799

		$3,933,744

Entertainment — 1.6%

Nintendo Co., Ltd.	2,061	$851,036

Vivendi S.A.	78,883	1,704,910

Walt Disney Co. (The)	14,591	1,578,017

		$4,133,963

Equity Real Estate Investment Trusts (REITs) — 0.8%

American Tower Corp.	4,616	$1,098,608

Equity Residential	7,955	517,552

Simon Property Group, Inc.	5,359	357,821

		$1,973,981

Food & Staples Retailing — 0.8%

Kesko Oyj, Class B	35,564	$579,483

Koninklijke Ahold Delhaize NV	55,962	1,358,776

		$1,938,259

Food Products — 2.1%

Mondelez International, Inc., Class A	30,584	$1,573,241

Nestle S.A.	21,186	2,243,810

Orkla ASA	188,463	1,702,363

		$5,519,414

Health Care Equipment & Supplies — 1.5%

Boston Scientific Corp.(2)	37,578	$1,408,424

Intuitive Surgical, Inc.(2)	3,009	1,537,238

Straumann Holding AG	1,237	941,143

		$3,886,805

Health Care Providers & Services — 0.5%

Anthem, Inc.	4,245	$1,191,699

		$1,191,699

Hotels, Restaurants & Leisure — 0.5%

Compass Group PLC	72,871	$1,226,230

		$1,226,230

Industrial Conglomerates — 0.7%

DCC PLC	24,853	$1,767,268

		$1,767,268

Security	Shares	Value

Insurance — 3.6%

AIA Group, Ltd.(3)	140,924	$1,293,367

American International Group, Inc.	15,332	389,893

Aviva PLC	211,399	639,297

Baloise Holding AG	6,294	941,692

Helvetia Holding AG	9,972	909,003

Muenchener Rueckversicherungs-Gesellschaft AG	4,701	1,029,633

Progressive Corp. (The)	9,274	716,880

Swiss Life Holding AG	2,975	1,055,004

Swiss Re AG	23,348	1,696,613

Topdanmark A/S	4,816	194,409

Zurich Insurance Group AG	1,174	372,222

		$9,238,013

Interactive Media & Services — 3.3%

Alphabet, Inc., Class C(2)(4)	3,791	$5,112,770

Facebook, Inc., Class A(2)	10,387	2,126,323

Tencent Holdings, Ltd.	23,003	1,209,254

		$8,448,347

Internet & Direct Marketing Retail — 2.1%

Amazon.com, Inc.(2)(4)	2,184	$5,403,216

		$5,403,216

IT Services — 1.4%

Amadeus IT Group S.A.	36,312	$1,733,260

Visa, Inc., Class A	10,758	1,922,670

		$3,655,930

Leisure Products — 0.4%

Yamaha Corp.	24,360	$983,298

		$983,298

Life Sciences Tools & Services — 0.3%

Lonza Group AG	2,061	$899,968

		$899,968

Machinery — 1.7%

Ingersoll Rand, Inc.(2)	33,922	$986,452

Sandvik AB(2)	75,385	1,159,679

SMC Corp.	2,803	1,267,018

Stanley Black & Decker, Inc.	8,089	891,408

		$4,304,557

18	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Media — 0.0%(1)

Clear Channel Outdoor Holdings, Inc.(2)	3,408	$3,288

iHeartMedia, Inc., Class A(2)	715	5,019

		$8,307

Metals & Mining — 0.9%

Boliden AB	35,054	$706,598

Rio Tinto, Ltd.	26,586	1,498,417

		$2,205,015

Multi-Utilities — 1.0%

CMS Energy Corp.	12,572	$717,736

E.ON SE	189,054	1,893,804

		$2,611,540

Oil, Gas & Consumable Fuels — 2.4%

Chevron Corp.	16,652	$1,531,984

ConocoPhillips	34,334	1,445,461

EOG Resources, Inc.	18,795	892,951

Koninklijke Vopak NV	12,180	700,677

Phillips 66	23,247	1,700,983

		$6,272,056

Paper & Forest Products — 0.1%

UPM-Kymmene Oyj	8,545	$234,348

		$234,348

Personal Products — 0.6%

Unilever PLC	31,737	$1,634,207

		$1,634,207

Pharmaceuticals — 4.3%

Bayer AG	2,371	$155,939

Eli Lilly & Co.	9,027	1,395,935

Novartis AG	17,023	1,452,716

Novo Nordisk A/S, Class B	21,968	1,401,339

Orion Oyj, Class B	12,606	640,616

Roche Holding AG	4,617	1,598,855

Sanofi	26,751	2,612,870

Zoetis, Inc.	14,550	1,881,461

		$11,139,731

Professional Services — 1.4%

Adecco Group AG	34,423	$1,506,375

Recruit Holdings Co., Ltd.	41,589	1,213,200

Security	Shares	Value

Professional Services (continued)

Verisk Analytics, Inc.	6,059	$925,997

		$3,645,572

Semiconductors & Semiconductor Equipment — 1.7%

ASML Holding NV	5,688	$1,661,381

Infineon Technologies AG	64,340	1,196,140

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	26,833	1,425,637

		$4,283,158

Software — 2.6%

Dassault Systemes SE	6,348	$929,793

Intuit, Inc.	2,968	800,796

Microsoft Corp.	27,204	4,875,229

		$6,605,818

Specialty Retail — 1.3%

Industria de Diseno Textil S.A.	32,067	$821,313

Lowe’s Cos., Inc.	15,787	1,653,688

TJX Cos., Inc. (The)	19,867	974,476

		$3,449,477

Technology Hardware, Storage & Peripherals — 1.3%

Apple, Inc.(4)	11,746	$3,450,975

		$3,450,975

Textiles, Apparel & Luxury Goods — 1.1%

adidas AG	5,358	$1,226,620

LVMH Moet Hennessy Louis Vuitton SE	4,040	1,561,834

		$2,788,454

Tobacco — 0.2%

Swedish Match AB	8,854	$547,146

		$547,146

Wireless Telecommunication Services — 0.5%

Tele2 AB, Class B	93,767	$1,209,089

		$1,209,089

Total Common Stocks (identified cost $132,090,714)		$145,554,301

19	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Preferred Stocks — 1.0%
Security	Shares	Value

Banks — 0.1%

Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(5)	1,115	$112,615

Wells Fargo & Co., Series Q, 5.85% to 9/15/23(5)	4,680	118,357

		$230,972

Electric Utilities — 0.1%

SCE Trust III, Series H, 5.75% to 3/15/24(5)	15,000	$360,000

		$360,000

Equity Real Estate Investment Trusts (REITs) — 0.1%

SITE Centers Corp., Series A, 6.375%	10,450	$208,268

SITE Centers Corp., Series K, 6.25%	1,950	39,137

		$247,405

Food Products — 0.2%

Dairy Farmers of America, Inc., 7.875%(3)	4,700	$404,200

Ocean Spray Cranberries, Inc., 6.25%(3)	540	43,740

		$447,940

Independent Power and Renewable Electricity Producers — 0.0%(1)

Algonquin Power & Utilities Corp., Series 19-A, 6.20% to 7/1/24(5)	3,175	$86,781

		$86,781

Insurance — 0.1%

American Equity Investment Life Holding Co., Series A, 5.95% to 12/1/24(5)	5,600	$130,088

		$130,088

Multi-Utilities — 0.1%

DTE Energy Co., Series C, 5.25%	9,407	$236,492

		$236,492

Oil, Gas & Consumable Fuels — 0.1%

NuStar Energy, L.P., Series B, 7.625% to 6/15/22(5)	23,750	$382,375

		$382,375

Pipelines — 0.1%

Energy Transfer Operating, L.P., Series C, 7.375% to 5/15/23(5)	3,000	$62,880

Energy Transfer Operating, L.P., Series E, 7.60% to 5/15/24(5)	2,970	62,815

		$125,695

Security		Shares	Value

Real Estate Management & Development — 0.1%

Brookfield Property Partners, L.P., Series A, 5.75%		6,545	$130,900

Brookfield Property Partners, L.P., Series A2, 6.375%		8,191	175,861

			$306,761

Total Preferred Stocks (identified cost $3,003,745)			$2,554,509

Corporate Bonds & Notes — 36.5%
Security		Principal Amount* (000’s omitted)	Value

Aerospace & Defense — 0.9%

Boeing Co. (The), 5.805%, 5/1/50		132	$132,000

Boeing Co. (The), 5.93%, 5/1/60		132	132,000

BWX Technologies, Inc., 5.375%, 7/15/26(3)		215	221,095

F-Brasile SpA/F-Brasile US LLC, 7.375%, 8/15/26(3)		200	138,000

Howmet Aerospace, Inc., 6.875%, 5/1/25		294	300,960

Moog, Inc., 4.25%, 12/15/27(3)		170	160,437

Spirit AeroSystems, Inc., 7.50%, 4/15/25(3)		131	129,690

TransDigm UK Holdings PLC, 6.875%, 5/15/26		200	172,920

TransDigm, Inc., 5.50%, 11/15/27(3)		221	187,773

TransDigm, Inc., 6.25%, 3/15/26(3)		419	412,066

TransDigm, Inc., 6.50%, 5/15/25		30	27,006

TransDigm, Inc., 7.50%, 3/15/27		327	299,189

			$2,313,136

Airlines — 0.1%

Southwest Airlines Co., 4.75%, 5/4/23		101	$100,363

Southwest Airlines Co., 5.25%, 5/4/25		84	83,764

			$184,127

Auto Components — 0.7%

Garrett LX I S.a.r.l./Garrett Borrowing, LLC, 5.125%, 10/15/26(6)	EUR	275	$201,157

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 4.375%, 5/15/26(6)	EUR	881	900,276

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 8.50%, 5/15/27(3)	EUR	765	651,895

			$1,753,328

Automobiles — 0.5%

Ford Motor Co., 8.50%, 4/21/23		202	$200,738

Ford Motor Co., 9.625%, 4/22/30		208	204,879

Ford Motor Credit Co., LLC, 3.087%, 1/9/23		231	207,611

20	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Automobiles (continued)

Ford Motor Credit Co., LLC, 3.813%, 10/12/21		254	$240,347

Ford Motor Credit Co., LLC, 3.815%, 11/2/27		200	158,250

General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(5)(7)		97	77,224

Jaguar Land Rover Automotive PLC, 6.875%, 11/15/26(6)	EUR	100	82,684

Navistar International Corp., 9.50%, 5/1/25(3)		167	175,768

			$1,347,501

Banks — 2.5%

Banco Bilbao Vizcaya Argentaria S.A., 6.125% to 11/16/27(5)(7)		200	$175,663

Banco Bilbao Vizcaya Argentaria S.A., 8.875% to 4/14/21(5)(6)(7)	EUR	200	223,260

Banco Mercantil del Norte S.A./Grand Cayman, 7.625% to 1/10/28(3)(5)(7)		200	161,890

Barclays PLC, 7.875% to 3/15/22(5)(6)(7)		242	240,578

CIT Group, Inc., 6.125%, 3/9/28		105	108,371

Citigroup, Inc., 5.95% to 1/30/23(5)(7)		125	124,477

Citigroup, Inc., Series M, 6.30% to 5/15/24(5)(7)		400	395,278

Credit Suisse Group AG, 7.50% to 7/17/23(3)(5)(7)		208	210,225

Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(3)(5)(7)		220	199,554

Fifth Third Bancorp, Series H, 5.10% to 6/30/23(5)(7)		460	409,720

JPMorgan Chase & Co., 4.60% to 2/1/25(5)(7)		298	267,678

JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(5)(7)		215	230,969

JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(5)(7)		598	613,366

Lloyds Banking Group PLC, 7.50% to 9/27/25(5)(7)		400	396,278

Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(5)(7)		389	406,388

Societe Generale S.A., 6.75% to 4/6/28(3)(5)(7)		210	197,178

Vivion Investments S.a.r.l., 3.00%, 8/8/24(6)	EUR	1,900	1,856,455

Zions Bancorp NA, 5.80% to 6/15/23(5)(7)		268	235,971

			$6,453,299

Building Products — 0.6%

Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 4.875%, 2/15/30(3)		90	$74,191

Builders FirstSource, Inc., 5.00%, 3/1/30(3)		90	77,652

Builders FirstSource, Inc., 6.75%, 6/1/27(3)		150	155,565

M/I Homes, Inc., 4.95%, 2/1/28(3)		82	72,262

Masonite International Corp., 5.375%, 2/1/28(3)		105	100,501

Shea Homes, L.P./Shea Homes Funding Corp., 4.75%, 2/15/28(3)		253	219,718

Standard Industries, Inc., 2.25%, 11/21/26(6)	EUR	500	471,962

Taylor Morrison Communities, Inc., 5.75%, 1/15/28(3)		196	178,772

Taylor Morrison Communities, Inc., 5.875%, 6/15/27(3)		146	135,167

Security		Principal Amount* (000’s omitted)	Value

Building Products (continued)

TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24		27	$26,390

			$1,512,180

Capital Markets — 0.2%

AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(5)		150	$100,792

Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(5)(7)		306	298,508

Charles Schwab Corp. (The), Series G, 5.375% to 6/1/25(5)(7)		139	144,560

			$543,860

Casino & Gaming — 0.3%

Cinemark USA, Inc., 4.875%, 6/1/23		430	$363,887

Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(3)		156	130,455

Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(3)		287	296,371

			$790,713

Chemicals — 0.6%

Hexion, Inc., 7.875%, 7/15/27(3)		89	$81,106

Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(3)		285	269,923

SPCM S.A., 4.875%, 9/15/25(3)		200	203,250

Valvoline, Inc., 4.25%, 2/15/30(3)		140	136,808

Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(3)		58	40,383

W.R. Grace & Co., 5.125%, 10/1/21(3)		750	757,987

			$1,489,457

Commercial Services & Supplies — 1.3%

Advanced Disposal Services, Inc., 5.625%, 11/15/24(3)		170	$177,191

Autostrade per l’Italia SpA, 5.875%, 6/9/24	EUR	300	354,990

Clean Harbors, Inc., 4.875%, 7/15/27(3)		101	105,138

Clean Harbors, Inc., 5.125%, 7/15/29(3)		61	62,501

Covanta Holding Corp., 5.875%, 3/1/24		500	494,900

Covanta Holding Corp., 5.875%, 7/1/25		95	92,606

GFL Environmental, Inc., 8.50%, 5/1/27(3)		313	342,998

IPD 3 B.V., 4.50%, 7/15/22(6)	EUR	125	133,617

KAR Auction Services, Inc., 5.125%, 6/1/25(3)		139	120,612

Korn Ferry, 4.625%, 12/15/27(3)		64	60,448

ServiceMaster Co., LLC (The), 7.45%, 8/15/27		550	593,532

Team Health Holdings, Inc., 6.375%, 2/1/25(3)		84	46,796

21	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Commercial Services & Supplies (continued)

TMS International Holding Corp., 7.25%, 8/15/25(3)		80	$60,284

Verisure Holding AB, 3.50%, 5/15/23(6)	EUR	540	589,658

			$3,235,271

Communications Equipment — 0.3%

Crystal Almond S.a.r.l., 4.25%, 10/15/24(6)	EUR	323	$336,155

Riverbed Technology, Inc., 8.875%, 3/1/23(3)		398	244,770

Sprint Communications, Inc., 6.00%, 11/15/22		75	79,655

			$660,580

Consumer Finance — 0.2%

CPUK Finance, Ltd., 4.875%, 2/28/47(6)	GBP	445	$492,595

William Carter Co. (The), 5.625%, 3/15/27(3)		144	146,817

			$639,412

Containers & Packaging — 0.9%

ARD Finance S.A., 5.00%, (5.00% cash or 5.75% PIK), 6/30/27(6)(8)	EUR	596	$593,597

Silgan Holdings, Inc., 2.25%, 6/1/28(6)	EUR	565	602,128

Trivium Packaging Finance B.V., 3.75%, 8/15/26(6)	EUR	780	843,961

Trivium Packaging Finance B.V., 5.50%, 8/15/26(3)		200	205,940

			$2,245,626

Distributors — 0.6%

Core & Main Holdings, L.P., 8.625%, (8.625% cash or 9.375% PIK), 9/15/24(3)(8)		214	$204,862

Parts Europe S.A., 4.375%, (3 mo. EURIBOR + 4.375%), 5/1/22(6)(9)	EUR	662	596,615

Parts Europe S.A., 5.50%, (3 mo. EURIBOR + 5.50%), 5/1/22(6)(9)	EUR	340	309,249

Performance Food Group, Inc., 5.50%, 10/15/27(3)		169	161,618

Performance Food Group, Inc., 6.875%, 5/1/25(3)		99	101,227

Univar Solutions USA, Inc., 5.125%, 12/1/27(3)		65	64,815

			$1,438,386

Diversified Consumer Services — 0.5%

GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(3)		267	$256,320

GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(6)		1,050	1,008,000

			$1,264,320

Security		Principal Amount* (000’s omitted)	Value

Diversified Financial Services — 1.2%

AG Issuer, LLC, 6.25%, 3/1/28(3)		199	$176,995

Alliance Data Systems Corp., 4.75%, 12/15/24(3)		194	144,773

Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(3)		171	176,609

Allied Universal Holdco, LLC/Allied Universal Finance Corp., 9.75%, 7/15/27(3)		198	201,128

Alpha Holding S.A. de CV, 9.00%, 2/10/25(3)		200	137,250

Avolon Holdings Funding, Ltd., 5.125%, 10/1/23(3)		350	313,703

Cabot Financial Luxembourg S.A., 7.50%, 10/1/23(6)	GBP	160	189,493

DAE Funding, LLC, 4.50%, 8/1/22(3)		155	138,919

DAE Funding, LLC, 5.00%, 8/1/24(3)		255	227,269

GFL Environmental, Inc., 7.00%, 6/1/26(3)		147	154,085

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 5.25%, 5/15/27		292	279,228

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 5/15/26		291	287,310

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.375%, 12/15/25		120	120,024

Louvre Bidco SAS, 4.25%, 9/30/24(6)	EUR	215	214,409

Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(3)		340	313,904

			$3,075,099

Diversified Telecommunication Services — 0.0%(1)

Level 3 Financing, Inc., 5.25%, 3/15/26		90	$92,669

			$92,669

Electric Utilities — 0.8%

AES Corp. (The), 6.00%, 5/15/26		45	$47,266

Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(3)		277	291,889

NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, 5/1/79(5)		155	158,959

NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(3)		95	96,919

NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(3)		150	154,807

NRG Energy, Inc., 5.25%, 6/15/29(3)		122	131,260

Pattern Energy Group, Inc., 5.875%, 2/1/24(3)		60	61,038

Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(5)		192	193,340

TerraForm Power Operating, LLC, 4.25%, 1/31/23(3)		95	97,921

TerraForm Power Operating, LLC, 5.00%, 1/31/28(3)		237	249,725

Vistra Energy Corp., 8.125%, 1/30/26(3)		190	200,212

Vistra Operations Co., LLC, 4.30%, 7/15/29(3)		36	35,849

Vistra Operations Co., LLC, 5.00%, 7/31/27(3)		232	237,696

			$1,956,881

22	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Electronic Equipment, Instruments & Components — 0.0%(1)

Energizer Holdings, Inc., 6.375%, 7/15/26(3)		42	$43,403

			$43,403

Entertainment — 0.7%

AMC Entertainment Holdings, Inc., 10.50%, 4/15/25(3)		219	$194,910

EIG Investors Corp., 10.875%, 2/1/24		480	416,304

Go Daddy Operating Co., LLC/GD Finance Co., Inc., 5.25%, 12/1/27(3)		226	233,266

Netflix, Inc., 4.875%, 6/15/30(3)		234	251,679

Netflix, Inc., 5.875%, 11/15/28		300	340,650

Pinewood Finance Co., Ltd., 3.25%, 9/30/25(6)	GBP	300	376,963

Vail Resorts, Inc., 6.25%, 5/15/25(3)		33	34,237

			$1,848,009

Equity Real Estate Investment Trusts (REITs) — 0.2%

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26		100	$97,330

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		200	204,082

SBA Communications Corp., 4.00%, 10/1/22		150	151,732

			$453,144

Food Products — 0.6%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 4.875%, 2/15/30(3)		185	$188,700

Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 5.875%, 2/15/28(3)		181	189,932

JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(3)		291	295,991

Kraft Heinz Foods Co., 4.375%, 6/1/46		540	515,232

Land O’ Lakes, Inc., 8.00%(3)(7)		415	390,100

Post Holdings, Inc., 5.00%, 8/15/26(3)		85	85,076

			$1,665,031

Gas Utilities — 0.1%

NiSource, Inc., 5.65% to 6/15/23(5)(7)		280	$257,737

			$257,737

Health Care Equipment & Supplies — 1.6%

Catalent Pharma Solutions, Inc., 2.375%, 3/1/28(6)	EUR	795	$815,156

Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(3)		121	123,983

Centene Corp., 3.375%, 2/15/30(3)		272	275,223

Centene Corp., 4.25%, 12/15/27(3)		182	191,264

Security	Principal Amount* (000’s omitted)	Value

Health Care Equipment & Supplies (continued)

Centene Corp., 4.625%, 12/15/29(3)	319	$350,788

Centene Corp., 4.75%, 1/15/25	300	308,565

Centene Corp., 5.25%, 4/1/25(3)	318	333,105

Centene Corp., 5.375%, 6/1/26(3)	445	473,573

Centene Corp., 5.375%, 8/15/26(3)	261	280,445

Compass Minerals International, Inc., 6.75%, 12/1/27(3)	182	181,026

Hologic, Inc., 4.375%, 10/15/25(3)	70	70,686

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(3)	429	461,733

Select Medical Corp., 6.25%, 8/15/26(3)	180	172,728

		$4,038,275

Health Care Providers & Services — 1.3%

Encompass Health Corp., 4.75%, 2/1/30	110	$110,526

HCA, Inc., 3.50%, 9/1/30	274	261,833

HCA, Inc., 5.00%, 3/15/24	110	120,285

HCA, Inc., 5.375%, 9/1/26	270	293,976

HCA, Inc., 5.625%, 9/1/28	330	367,184

HCA, Inc., 5.875%, 2/15/26	750	836,250

HCA, Inc., 5.875%, 2/1/29	190	218,301

LifePoint Health, Inc., 4.375%, 2/15/27(3)	248	234,670

LifePoint Health, Inc., 6.75%, 4/15/25(3)	130	134,277

Tenet Healthcare Corp., 4.625%, 9/1/24(3)	49	48,265

Tenet Healthcare Corp., 4.875%, 1/1/26(3)	290	288,100

Tenet Healthcare Corp., 5.125%, 11/1/27(3)	290	287,289

Tenet Healthcare Corp., 6.75%, 6/15/23	260	261,092

		$3,462,048

Hotels, Restaurants & Leisure — 1.3%

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 3.875%, 1/15/28(3)	119	$115,973

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(3)	325	326,589

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.375%, 1/15/28(3)	182	176,831

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.00%, 10/15/25(3)	504	509,141

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.75%, 4/15/25(3)	66	69,795

Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(3)	232	183,640

Eldorado Resorts, Inc., 6.00%, 4/1/25	115	110,998

Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(3)	490	415,177

Golden Nugget, Inc., 6.75%, 10/15/24(3)	266	209,142

Golden Nugget, Inc., 8.75%, 10/1/25(3)	87	49,264

23	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Hotels, Restaurants & Leisure (continued)

Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(3)		127	$129,222

Lithia Motors, Inc., 4.625%, 12/15/27(3)		91	86,564

Merlin Entertainments PLC, 5.75%, 6/15/26(3)		200	190,420

Viking Cruises, Ltd., 5.875%, 9/15/27(3)		977	669,567

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(3)		186	159,500

			$3,401,823

Household Products — 0.2%

Central Garden & Pet Co., 5.125%, 2/1/28		50	$50,855

Central Garden & Pet Co., 6.125%, 11/15/23		235	239,066

Prestige Brands, Inc., 5.125%, 1/15/28(3)		64	65,136

Spectrum Brands, Inc., 5.00%, 10/1/29(3)		73	70,233

Spectrum Brands, Inc., 5.75%, 7/15/25		120	120,450

			$545,740

Independent Power and Renewable Electricity Producers — 0.6%

Calpine Corp., 4.50%, 2/15/28(3)		195	$189,686

Calpine Corp., 5.125%, 3/15/28(3)		273	267,881

Calpine Corp., 5.25%, 6/1/26(3)		150	153,447

Calpine Corp., 5.50%, 2/1/24		45	44,888

Calpine Corp., 5.75%, 1/15/25		295	295,357

NRG Energy, Inc., 5.75%, 1/15/28		210	226,727

NRG Energy, Inc., 7.25%, 5/15/26		271	292,585

			$1,470,571

Industrial Conglomerates — 0.4%

Ellaktor Value PLC, 6.375%, 12/15/24(6)	EUR	1,310	$934,250

Hillman Group, Inc. (The), 6.375%, 7/15/22(3)		139	105,925

			$1,040,175

Insurance — 1.0%

Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(3)		553	$554,244

AmWINS Group, Inc., 7.75%, 7/1/26(3)		236	244,756

Galaxy Finco, Ltd., 9.25%, 7/31/27(6)	GBP	825	961,156

GTCR AP Finance, Inc., 8.00%, 5/15/27(3)		195	183,709

Hub International, Ltd., 7.00%, 5/1/26(3)		440	436,810

USI, Inc., 6.875%, 5/1/25(3)		169	170,479

			$2,551,154

Internet & Direct Marketing Retail — 0.1%

Expedia Group, Inc., 6.25%, 5/1/25(3)		84	$85,796

Security		Principal Amount* (000’s omitted)	Value

Internet & Direct Marketing Retail (continued)

Expedia Group, Inc., 7.00%, 5/1/25(3)		42	$42,825

			$128,621

Leisure Products — 0.2%

Carnival Corp., 11.50%, 4/1/23(3)		279	$292,165

NCL Corp, Ltd., 3.625%, 12/15/24(3)		189	122,614

Sabre GLBL, Inc., 9.25%, 4/15/25(3)		86	91,267

			$506,046

Machinery — 0.2%

Colfax Corp., 6.00%, 2/15/24(3)		83	$84,677

Colfax Corp., 6.375%, 2/15/26(3)		136	140,671

Maxim Crane Works Holdings Capital, LLC, 10.125%, 8/1/24(3)		20	18,964

Navistar International Corp., 6.625%, 11/1/25(3)		232	200,193

			$444,505

Media — 3.5%

Altice Financing S.A., 2.25%, 1/15/25(6)	EUR	313	$322,198

Altice Finco S.A., 4.75%, 1/15/28(6)	EUR	250	234,928

Altice France S.A., 7.375%, 5/1/26(3)		455	477,591

Altice France S.A., 8.125%, 2/1/27(3)		458	498,029

Cablevision Systems Corp., 5.875%, 9/15/22		50	52,285

CCO Holdings, LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(3)		290	292,813

CCO Holdings, LLC/CCO Holdings Capital Corp., 4.50%, 5/1/32(3)		136	135,747

CCO Holdings, LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(3)		322	329,937

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(3)		110	116,563

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(3)		1,130	1,168,307

Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(3)		230	217,178

CSC Holdings, LLC, 5.75%, 1/15/30(3)		616	642,388

CSC Holdings, LLC, 7.50%, 4/1/28(3)		200	220,947

CSC Holdings, LLC, 10.875%, 10/15/25(3)		422	458,144

Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(3)		369	282,174

DISH DBS Corp., 7.75%, 7/1/26		119	117,768

iHeartCommunications, Inc., 8.375%, 5/1/27		140	117,134

LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(3)		200	206,930

Live Nation Entertainment, Inc., 4.75%, 10/15/27(3)		217	186,542

Nexstar Broadcasting, Inc., 5.625%, 7/15/27(3)		238	228,397

24	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Media (continued)

Scripps Escrow, Inc., 5.875%, 7/15/27(3)		190	$161,434

Sinclair Television Group, Inc., 5.50%, 3/1/30(3)		188	156,914

Sirius XM Radio, Inc., 4.625%, 7/15/24(3)		291	298,217

Sirius XM Radio, Inc., 5.00%, 8/1/27(3)		218	223,973

Summer (BC) Holdco B S.a.r.l., 5.75%, 10/31/26(6)	EUR	520	508,384

TEGNA, Inc., 4.625%, 3/15/28(3)		108	97,303

TEGNA, Inc., 5.00%, 9/15/29(3)		181	162,373

Terrier Media Buyer, Inc., 8.875%, 12/15/27(3)		533	443,056

Virgin Media Secured Finance PLC, 5.50%, 8/15/26(3)		210	217,969

Ziggo Bond Co., B.V., 3.375%, 2/28/30(6)	EUR	500	517,789

			$9,093,412

Metals & Mining — 1.7%

Allegheny Ludlum, LLC, 6.95%, 12/15/25		1,050	$952,665

Allegheny Technologies, Inc., 5.875%, 12/1/27		279	232,267

Allegheny Technologies, Inc., 7.875%, 8/15/23		330	304,290

Arconic Corp., 6.125%, 2/15/28(3)		436	417,601

Bombardier, Inc., 6.00%, 10/15/22(3)		313	236,706

Bombardier, Inc., 6.125%, 1/15/23(3)		168	120,994

Bombardier, Inc., 7.875%, 4/15/27(3)		207	135,337

Centennial Resource Production, LLC, 5.375%, 1/15/26(3)		320	98,272

Cleveland-Cliffs, Inc., 6.75%, 3/15/26(3)		321	281,581

Cleveland-Cliffs, Inc., 9.875%, 10/17/25(3)		78	77,415

Eldorado Gold Corp., 9.50%, 6/1/24(3)		97	103,528

First Quantum Minerals, Ltd., 7.25%, 4/1/23(3)		299	272,927

Freeport-McMoRan, Inc., 4.55%, 11/14/24		75	75,484

Freeport-McMoRan, Inc., 5.45%, 3/15/43		222	205,761

Hudbay Minerals, Inc., 7.25%, 1/15/23(3)		115	105,535

Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(3)		549	470,658

New Gold, Inc., 6.375%, 5/15/25(3)		39	37,725

Novelis Corp., 4.75%, 1/30/30(3)		225	201,307

Novelis Corp., 5.875%, 9/30/26(3)		180	175,914

			$4,505,967

Multi-Utilities — 0.3%

Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(5)(7)		425	$388,108

Thames Water Kemble Finance PLC, 5.875%, 7/15/22(6)	GBP	375	477,080

			$865,188

Oil, Gas & Consumable Fuels — 2.5%

AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25		105	$107,286

AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24		24	24,629

Security	Principal Amount* (000’s omitted)	Value

Oil, Gas & Consumable Fuels (continued)

Apache Corp., 3.25%, 4/15/22	52	$46,837

Apache Corp., 3.625%, 2/1/21	16	15,203

Apache Corp., 4.25%, 1/15/30	153	118,201

Apache Corp., 4.375%, 10/15/28	88	70,070

Apache Corp., 4.75%, 4/15/43	26	17,824

Apache Corp., 5.25%, 2/1/42	22	15,173

Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(3)	135	101,419

Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 7.00%, 11/1/26(3)	342	200,788

Berry Petroleum Co., LLC, 7.00%, 2/15/26(3)	115	56,016

Centennial Resource Production, LLC, 6.875%, 4/1/27(3)	365	111,617

Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26	110	111,006

Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26	120	124,152

CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(3)	370	302,053

CVR Energy, Inc., 5.75%, 2/15/28(3)	229	195,053

DCP Midstream, L.P., Series A, 7.375% to 12/15/22(5)(7)	160	61,479

Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(3)	155	138,074

Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(3)	205	179,303

EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(5)(7)	432	123,120

EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 5/15/26(3)(10)	149	17,880

EQT Corp., 6.125%, 2/1/25	145	139,019

Extraction Oil & Gas, Inc., 5.625%, 2/1/26(3)	287	49,393

Extraction Oil & Gas, Inc., 7.375%, 5/15/24(3)	223	36,675

Gran Tierra Energy, Inc., 7.75%, 5/23/27(3)	250	61,094

Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(3)	418	284,240

Hilcorp Energy I, L.P./Hilcorp Finance Co., 6.25%, 11/1/28(3)	345	180,987

Laredo Petroleum, Inc., 9.50%, 1/15/25	74	31,683

Laredo Petroleum, Inc., 10.125%, 1/15/28	112	46,327

Matador Resources Co., 5.875%, 9/15/26	370	183,594

MEG Energy Corp., 7.125%, 2/1/27(3)	184	128,110

Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(3)	275	94,077

Murphy Oil USA, Inc., 4.75%, 9/15/29	131	135,500

Murphy Oil USA, Inc., 5.625%, 5/1/27	65	67,382

Nabors Industries, Ltd., 7.25%, 1/15/26(3)	110	42,487

Nabors Industries, Ltd., 7.50%, 1/15/28(3)	118	47,937

Neptune Energy Bondco PLC, 6.625%, 5/15/25(6)	725	486,656

25	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Oil, Gas & Consumable Fuels (continued)

Nine Energy Service, Inc., 8.75%, 11/1/23(3)	92	$18,345

Occidental Petroleum Corp., 2.60%, 4/15/22	47	41,595

Occidental Petroleum Corp., 2.70%, 8/15/22	53	46,375

Occidental Petroleum Corp., 2.90%, 8/15/24	16	12,235

Occidental Petroleum Corp., 3.125%, 2/15/22	3	2,746

Occidental Petroleum Corp., 3.142%, (3 mo. USD LIBOR + 1.45%), 8/15/22(9)	40	31,226

Occidental Petroleum Corp., 3.45%, 7/15/24	42	29,610

Odebrecht Oil & Gas Finance, Ltd., 0.0%(3)(7)	862	9,480

Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(3)	75	66,547

Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(3)	137	117,772

PBF Holding Co., LLC/PBF Finance Corp., 6.00%, 2/15/28(3)	325	233,399

PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	237	183,130

Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(5)(7)	710	477,173

Precision Drilling Corp., 6.50%, 12/15/21	5	3,496

Precision Drilling Corp., 7.125%, 1/15/26(3)	75	30,533

Precision Drilling Corp., 7.75%, 12/15/23	33	14,761

Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(3)	440	138,600

SM Energy Co., 5.00%, 1/15/24	11	3,550

SM Energy Co., 5.625%, 6/1/25	181	52,001

SM Energy Co., 6.125%, 11/15/22	326	132,698

Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23	145	142,071

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26	155	138,291

Teleflex, Inc., 4.625%, 11/15/27	160	164,744

Transocean Pontus, Ltd., 6.125%, 8/1/25(3)	100	82,665

Transocean Poseidon, Ltd., 6.875%, 2/1/27(3)	51	40,800

Transocean, Inc., 7.25%, 11/1/25(3)	228	91,770

Transocean, Inc., 7.50%, 1/15/26(3)	84	32,760

WPX Energy, Inc., 5.25%, 10/15/27	67	58,602

		$6,549,319

Pharmaceuticals — 1.5%

Bausch Health Americas, Inc., 8.50%, 1/31/27(3)	448	$495,958

Bausch Health Americas, Inc., 9.25%, 4/1/26(3)	105	116,025

Bausch Health Cos., Inc., 5.00%, 1/30/28(3)	190	182,837

Bausch Health Cos., Inc., 5.25%, 1/30/30(3)	376	374,120

Bausch Health Cos., Inc., 5.50%, 3/1/23(3)	35	34,825

Bausch Health Cos., Inc., 5.50%, 11/1/25(3)	129	134,741

Bausch Health Cos., Inc., 5.75%, 8/15/27(3)	72	76,262

Bausch Health Cos., Inc., 5.875%, 5/15/23(3)	3	2,982

Security		Principal Amount* (000’s omitted)	Value

Pharmaceuticals (continued)

Bausch Health Cos., Inc., 6.125%, 4/15/25(3)		60	$60,950

Bausch Health Cos., Inc., 7.00%, 3/15/24(3)		281	293,052

Bausch Health Cos., Inc., 7.00%, 1/15/28(3)		94	97,962

Bausch Health Cos., Inc., 7.25%, 5/30/29(3)		98	105,034

Bausch Health Cos., Inc., 9.00%, 12/15/25(3)		245	268,397

Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(3)		270	275,967

Cheplapharm Arzneimittel GmbH, 3.50%, 2/11/27(6)	EUR	340	367,632

Grifols S.A., 2.25%, 11/15/27(6)	EUR	600	644,360

Nidda Healthcare Holding GmbH, 3.50%, 9/30/24(6)	EUR	426	455,502

			$3,986,606

Pipelines — 0.6%

Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(3)		242	$180,605

Buckeye Partners, L.P., 4.125%, 3/1/25(3)		187	174,144

Buckeye Partners, L.P., 4.50%, 3/1/28(3)		164	148,625

Cheniere Energy Partners, L.P., 4.50%, 10/1/29(3)		199	184,503

Cheniere Energy Partners, L.P., 5.625%, 10/1/26		115	110,434

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 5.625%, 5/1/27(3)		190	124,697

Energy Transfer Operating, L.P., 5.875%, 1/15/24		15	15,606

Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(5)(7)		307	215,436

EnLink Midstream, LLC, 5.375%, 6/1/29		117	73,219

Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(3)		123	119,771

NGPL PipeCo, LLC, 4.375%, 8/15/22(3)		50	50,192

Western Midstream Operating, L.P., 4.05%, 2/1/30		147	134,872

Western Midstream Operating, L.P., 4.50%, 3/1/28		27	23,929

			$1,556,033

Real Estate Investment Trusts (REITs) — 0.9%

Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 5.75%, 5/15/26(3)		287	$230,949

Consus Real Estate AG, 9.625%, 5/15/24(6)	EUR	330	334,383

ESH Hospitality, Inc., 4.625%, 10/1/27(3)		249	225,968

ESH Hospitality, Inc., 5.25%, 5/1/25(3)		160	151,232

Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(3)		274	253,792

HAT Holdings I, LLC/HAT Holdings II, LLC, 6.00%, 4/15/25(3)		127	127,318

RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23		111	104,040

VICI Properties, L.P./VICI Note Co., Inc., 3.75%, 2/15/27(3)		198	185,071

VICI Properties, L.P./VICI Note Co., Inc., 4.125%, 8/15/30(3)		198	181,111

26	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Real Estate Investment Trusts (REITs) (continued)

VICI Properties, L.P./VICI Note Co., Inc., 4.25%, 12/1/26(3)	300	$281,757

VICI Properties, L.P./VICI Note Co., Inc., 4.625%, 12/1/29(3)	286	265,522

		$2,341,143

Real Estate Management & Development — 0.5%

AT Securities B.V., 5.25% to 7/21/23(5)(6)(7)	1,250	$1,181,462

		$1,181,462

Software — 0.4%

CDK Global, Inc., 5.25%, 5/15/29(3)	96	$98,222

Change Healthcare Holdings, LLC/Change Healthcare Finance, Inc., 5.75%, 3/1/25(3)	89	87,569

j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(3)	255	258,876

Open Text Corp., 3.875%, 2/15/28(3)	179	175,364

Open Text Holdings, Inc., 4.125%, 2/15/30(3)	157	153,452

PTC, Inc., 3.625%, 2/15/25(3)	89	88,177

PTC, Inc., 4.00%, 2/15/28(3)	89	87,776

SS&C Technologies, Inc., 5.50%, 9/30/27(3)	95	97,822

		$1,047,258

Specialty Retail — 0.4%

Asbury Automotive Group, Inc., 4.50%, 3/1/28(3)	24	$20,303

Asbury Automotive Group, Inc., 4.75%, 3/1/30(3)	34	28,699

Burlington Coat Factory Warehouse Corp., 6.25%, 4/15/25(3)	177	180,540

Entegris, Inc., 4.375%, 4/15/28(3)	166	167,038

Entegris, Inc., 4.625%, 2/10/26(3)	77	77,547

Ferrellgas, L.P./Ferrellgas Finance Corp., 10.00%, 4/15/25(3)	216	229,370

L Brands, Inc., 6.75%, 7/1/36	46	33,419

L Brands, Inc., 6.875%, 11/1/35	237	175,581

L Brands, Inc., 7.60%, 7/15/37	45	26,937

Nordstrom, Inc., 8.75%, 5/15/25(3)	70	75,176

Yum! Brands, Inc., 7.75%, 4/1/25(3)	54	59,002

		$1,073,612

Technology Hardware, Storage & Peripherals — 0.5%

Dell International, LLC/EMC Corp., 5.45%, 6/15/23(3)	135	$142,851

Dell International, LLC/EMC Corp., 5.85%, 7/15/25(3)	90	98,336

Dell International, LLC/EMC Corp., 6.02%, 6/15/26(3)	315	341,409

Dell International, LLC/EMC Corp., 6.10%, 7/15/27(3)	182	199,475

Security		Principal Amount* (000’s omitted)	Value

Technology Hardware, Storage & Peripherals (continued)

Dell International, LLC/EMC Corp., 6.20%, 7/15/30(3)		90	$99,914

MTS Systems Corp., 5.75%, 8/15/27(3)		67	62,618

Presidio Holdings, Inc., 4.875%, 2/1/27(3)		63	61,916

Presidio Holdings, Inc., 8.25%, 2/1/28(3)		176	174,777

Science Applications International Corp., 4.875%, 4/1/28(3)		64	62,977

			$1,244,273

Telecommunications — 2.5%

Altice France Holding S.A., 6.00%, 2/15/28(3)		200	$184,000

Altice France Holding S.A., 8.00%, 5/15/27(3)	EUR	505	564,217

Altice France Holding S.A., 10.50%, 5/15/27(3)		200	216,520

Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(3)		447	428,293

Hughes Satellite Systems Corp., 5.25%, 8/1/26		145	154,004

Hughes Satellite Systems Corp., 6.625%, 8/1/26		95	102,325

Intelsat Jackson Holdings S.A, 5.50%, 8/1/23		30	16,450

Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(3)		200	206,400

Intelsat Jackson Holdings S.A., 8.50%, 10/15/24(3)		216	126,403

Sprint Capital Corp., 6.875%, 11/15/28		346	418,314

Sprint Corp., 7.875%, 9/15/23		1,558	1,760,540

T-Mobile USA, Inc., 4.50%, 2/1/26		155	160,417

T-Mobile USA, Inc., 4.75%, 2/1/28		170	179,294

TalkTalk Telecom Group PLC, 3.875%, 2/20/25(6)	GBP	580	716,813

Telecom Italia Capital S.A., 6.00%, 9/30/34		337	351,053

Telecom Italia SpA, 3.00%, 9/30/25(6)	EUR	520	579,216

ViaSat, Inc., 5.625%, 4/15/27(3)		143	141,520

Zayo Group Holdings, Inc., 6.125%, 3/1/28(3)		187	177,130

			$6,482,909

Transportation — 0.2%

Cargo Aircraft Management, Inc., 4.75%, 2/1/28(3)		127	$119,380

CMA CGM S.A., 5.25%, 1/15/25(6)	EUR	127	87,745

Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(3)		260	253,448

XPO Logistics, Inc., 6.125%, 9/1/23(3)		80	81,416

			$541,989

Water Utilities — 0.2%

Anglian Water Osprey Financing PLC, 4.00%, 3/8/26(6)	GBP	475	$584,706

			$584,706

27	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Wireless Telecommunication Services — 0.1%

Sprint Corp., 7.625%, 3/1/26	157	$186,320

		$186,320

Total Corporate Bonds & Notes (identified cost $104,066,186)		$94,092,324

Senior Floating-Rate Loans — 2.3%(11)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 0.0%(1)

TransDigm, Inc., Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing 5/30/25	$130	$114,695

		$114,695

Business Equipment and Services — 0.2%

EIG Investors Corp., Term Loan, 5.39%, (3 mo. USD LIBOR + 3.75%), Maturing 2/9/23	$402	$373,024

Hillman Group, Inc. (The), Term Loan, 5.07%, (6 mo. USD LIBOR + 4.00%), Maturing 5/31/25	115	98,396

		$471,420

Drugs — 0.1%

Elanco Animal Health, Inc., Term Loan, Maturing 2/4/27(12)	$171	$165,838

		$165,838

Electronics / Electrical — 0.2%

SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing 4/16/25	$49	$47,748

SS&C Technologies, Inc., Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing 4/16/25	68	66,097

SS&C Technologies, Inc., Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing 4/16/25	289	279,007

		$392,852

Farming / Agriculture — 0.0%(1)

BellRing Brands, LLC, Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing 10/21/24	$99	$98,167

		$98,167

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Financial Intermediaries — 0.1%

Spectacle Gary Holdings, LLC, Term Loan, 11.00%, (3 mo. USD LIBOR + 9.00%, Floor 2.00%), Maturing 12/23/25	$162	$141,963

Spectacle Gary Holdings, LLC, Term Loan, 11.00%, Maturing 12/23/25(13)	12	10,287

		$152,250

Food Products — 0.1%

HLF Financing S.a.r.l., Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing 8/18/25	$291	$274,085

		$274,085

Health Care — 0.1%

Envision Healthcare Corporation, Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing 10/10/25	$244	$171,445

National Mentor Holdings, Inc., Term Loan, 4.96%, (USD LIBOR + 4.25%), Maturing 3/9/26(14)	215	204,945

National Mentor Holdings, Inc., Term Loan, 5.71%, (3 mo. USD LIBOR + 4.25%), Maturing 3/9/26	10	9,308

		$385,698

Industrial Equipment — 0.0%(1)

Welbilt, Inc., Term Loan, Maturing 10/23/25(12)	$150	$123,343

		$123,343

Insurance — 0.5%

Asurion, LLC, Term Loan – Second Lien, 6.90%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	$1,221	$1,177,896

		$1,177,896

Leisure Goods / Activities / Movies — 0.2%

Playtika Holding Corp., Term Loan, 7.07%, (6 mo. USD LIBOR + 6.00%), Maturing 12/10/24	$573	$568,454

		$568,454

Lodging and Casinos — 0.1%

Stars Group Holdings B.V. (The), Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing 7/10/25	$176	$174,174

		$174,174

Retailers (Except Food and Drug) — 0.2%

PetSmart, Inc., Term Loan, 5.00%, (6 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing 3/11/22	$404	$393,495

		$393,495

28	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Steel — 0.5%

Big River Steel, LLC, Term Loan, 6.45%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$171	$152,994

GrafTech Finance, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing 2/12/25	1,264	1,150,668

		$1,303,662

Telecommunications — 0.0%(1)

Intelsat Jackson Holdings S.A., Term Loan, 6.63%, Maturing 1/2/24(15)	$110	$110,357

		$110,357

Total Senior Floating-Rate Loans (identified cost $5,983,459)		$5,906,386

Convertible Bonds — 0.1%
Security	Principal Amount (000’s omitted)	Value

Air Transportation — 0.1%

Air Transport Services Group, Inc., 1.125%, 10/15/24	$169	$153,268

		$153,268

Total Convertible Bonds (identified cost $151,798)		$153,268

Exchange-Traded Funds — 0.4%
Security	Shares	Value

Equity Funds — 0.4%

First Trust Preferred Securities and Income ETF	29,885	$535,838

iShares Preferred & Income Securities ETF	15,592	540,263

Total Exchange-Traded Funds (identified cost $1,105,039)		$1,076,101

Warrants — 0.0%(1)
Security	Shares	Value

Media — 0.0%(1)

iHeartMedia, Inc., Exp. 5/1/39(2)	3,627	$25,462

		$25,462

Total Warrants (identified cost $60,109)		$25,462

Short-Term Investments — 0.6%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.47%(16)	1,670,919	$1,670,919

Total Short-Term Investments (identified cost $1,670,741)		$1,670,919

Total Investments — 97.3% (identified cost $248,131,791)		$251,033,270

Less Unfunded Loan Commitments — (0.0)%(1)		$(11,757)

Net Investments — 97.3% (identified cost $248,120,034)		$251,021,513

Other Assets, Less Liabilities — 2.7%		$7,087,640

Net Assets — 100.0%		$258,109,153

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Amount is less than 0.05% or (0.05)%, as applicable.

(2)	Non-income producing security.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $50,878,454 or 19.7% of the Portfolio’s net assets.

(4)	Security (or a portion thereof) has been pledged as collateral for open financial futures contracts.

(5)	Security converts to variable rate after the indicated fixed-rate coupon period.

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities is $20,472,228 or 7.9% of the Portfolio’s net assets.

(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(8)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(9)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2020.

(10)	Issuer is in default with respect to interest and/or principal payments.

29	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

(11)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(12)	This Senior Loan will settle after April 30, 2020, at which time the interest rate will be determined.

(13)

Unfunded loan commitment. The stated interest rate represents the commitment fee in effect at April 30, 2020. See Note 1F for description. At April 30, 2020, the total value of unfunded loan commitments is $10,287.

(14)

The stated interest rate represents the weighted average interest rate at April 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(15)	Fixed-rate loan.

(16)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value

United States	52.7%	$132,260,195

Switzerland	7.9	19,883,888

United Kingdom	6.7	16,727,711

France	4.3	10,886,857

Germany	3.9	9,653,683

Netherlands	3.3	8,346,389

Japan	3.3	8,133,264

Spain	3.2	7,935,965

Canada	2.1	5,360,578

Sweden	2.1	5,333,749

Luxembourg	2.1	5,276,064

Finland	1.1	2,774,189

Denmark	1.0	2,555,159

Ireland	0.7	1,838,175

Australia	0.7	1,833,293

United Arab Emirates	0.7	1,769,108

Norway	0.7	1,702,363

Taiwan	0.6	1,425,637

Italy	0.6	1,423,259

Hong Kong	0.5	1,293,367

China	0.5	1,209,254

Greece	0.4	934,250

Belgium	0.3	819,225

Mexico	0.1	299,140

Zambia	0.1	272,927

Brazil	0.0 (1)	9,480

Exchange-Traded Funds	0.4	1,076,101

Total Investments	100.0%	$251,033,270

(1)	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	214,862	EUR	195,170	State Street Bank and Trust Company	5/29/20	$888	$—

						$888	$—

30	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures

E-mini S&P 500 Index	147	Long	6/19/20	$21,332,640	$2,020,542

Nikkei 225 Index	13	Long	6/11/20	2,411,673	85,824

STOXX Europe 600 Banks Index	(686)	Short	6/19/20	(3,364,094)	(209,223)

STOXX Europe 600 Index	(590)	Short	6/19/20	(10,904,087)	(1,160,524)

STOXX Europe 600 Insurance Index	(714)	Short	6/19/20	(9,095,826)	(301,543)

					$435,076

Abbreviations:

ADR	–	American Depositary Receipt

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

31	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Unaffiliated investments, at value (identified cost, $246,449,293)	$249,350,594

Affiliated investment, at value (identified cost, $1,670,741)	1,670,919

Foreign currency, at value (identified cost, $1,895,629)	1,901,719

Interest and dividends receivable	2,026,597

Dividends receivable from affiliated investment	3,808

Receivable for investments sold	4,785,899

Receivable for variation margin on open financial futures contracts	413,911

Receivable for open forward foreign currency exchange contracts	888

Tax reclaims receivable	2,201,498

Total assets	$262,355,833

Liabilities

Payable for investments purchased	$3,843,823

Due to custodian	70,758

Payable to affiliates:

Investment adviser fee	112,113

Trustees’ fees	1,325

Accrued expenses	218,661

Total liabilities	$4,246,680

Net Assets applicable to investors’ interest in Portfolio	$258,109,153

32	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Interest (net of foreign taxes, $1,102)	$3,415,894

Dividends (net of foreign taxes, $427,802)	3,333,179

Dividends from affiliated investment	16,250

Total investment income	$6,765,323

Expenses

Investment adviser fee	$796,375

Trustees’ fees and expenses	7,848

Custodian fee	102,995

Legal and accounting services	28,880

Miscellaneous	28,173

Total expenses	$964,271

Net investment income	$5,801,052

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(9,623,689)

Investment transactions — affiliated investment	(2,010)

Financial futures contracts	1,721,087

Foreign currency transactions	(99,015)

Net realized loss	$(8,003,627)

Change in unrealized appreciation (depreciation) —

Investments	$(22,941,970)

Investments — affiliated investment	177

Financial futures contracts	435,076

Foreign currency	(11,056)

Forward foreign currency exchange contracts	888

Net change in unrealized appreciation (depreciation)	$(22,516,885)

Net realized and unrealized loss	$(30,520,512)

Net decrease in net assets from operations	$(24,719,460)

33	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$5,801,052	$14,450,194

Net realized loss	(8,003,627)	(6,970,681)

Net change in unrealized appreciation (depreciation)	(22,516,885)	25,251,717

Net increase (decrease) in net assets from operations	$(24,719,460)	$32,731,230

Capital transactions —

Contributions	$7,898,868	$4,524,358

Withdrawals	(27,198,181)	(58,888,266)

Portfolio transaction fee	108,030	215,407

Net decrease in net assets from capital transactions	$(19,191,283)	$(54,148,501)

Net decrease in net assets	$(43,910,743)	$(21,417,271)

Net Assets

At beginning of period	$302,019,896	$323,437,167

At end of period	$258,109,153	$302,019,896

34	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2020

Financial Highlights

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,			Period Ended October 31, 2016(1)
Ratios/Supplemental Data			2019	2018	2017

Ratios (as a percentage of average daily net assets):

Expenses	0.67	%(2)	0.70%	0.75%	0.75%	0.80	%(2)

Net investment income	4.01	%(2)	4.72%	3.47%	4.56%	3.75	%(2)

Portfolio Turnover	56	%(3)	86%	102%	143%	66	%(3)

Total Return	(8.19	)%(3)	11.57%	(1.00)%	15.99%	3.65	%(3)

Net assets, end of period (000’s omitted)	$258,109		$302,020	$323,437	$364,476	$376,698

(1)	For the period from the start of business, March 28, 2016, to October 31, 2016.

(2)	Annualized.

(3)	Not annualized.

35	See Notes to Financial Statements.

Global Income Builder Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Income Builder Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2020, Eaton Vance Global Income Builder Fund and Eaton Vance Global Income Builder NextShares held an interest of 97.9% and 2.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

36

Global Income Builder Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2020, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will

37

Global Income Builder Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Capital Transactions — To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposes a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee is sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it receives to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may vary over time, is limited to amounts that have been authorized by the Board of Trustees and determined by EVM to be appropriate. The maximum Portfolio transaction fee is 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.55% of the Portfolio’s average daily net assets up to $500 million. On average daily net assets of $500 million and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended April 30, 2020, the Portfolio’s investment adviser fee amounted to $796,375 or 0.55% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, and subsequent fee reduction agreement, BMR pays Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities and principal repayments on Senior Loans, aggregated $159,172,669 and $174,093,517, respectively, for the six months ended April 30, 2020.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$248,613,624

Gross unrealized appreciation	$24,051,651

Gross unrealized depreciation	(21,207,798)

Net unrealized appreciation	$2,843,853

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these

38

Global Income Builder Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

financial instruments at April 30, 2020 is included in the Portfolio of Investments. At April 30, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk:  The Portfolio enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

Foreign Exchange Risk:  Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2020, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2020 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Futures contracts	$2,106,366	(1)	$(1,671,290	)(1)

Foreign Exchange	Forward foreign currency exchange contracts	888	(2)	—

Total		$2,107,254		$(1,671,290)

Derivatives not subject to master netting or similar agreements		$2,106,366		$(1,671,290)

Total Derivatives subject to master netting or similar agreements		$888		$—

(1)

Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

39

Global Income Builder Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of April 30, 2020.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$888	$—	$—	$—	$888

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to over collateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2020 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Futures contracts	$1,721,087	$435,076

Foreign Exchange	Forward foreign currency exchange contracts	—	888

Total		$1,721,087	$435,964

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Forward foreign currency exchange contracts, respectively.

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2020, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*

$9,535,000	$9,513,000	$421,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2020.

7  Overdraft Advances

Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay SSBT at the current rate of interest charged by SSBT

40

Global Income Builder Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Portfolio’s assets to the extent of any overdraft. At April 30, 2020, the Portfolio had a payment due to SSBT pursuant to the foregoing arrangement of $70,758. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at April 30, 2020. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2020. The Portfolio’s average overdraft advances during the six months ended April 30, 2020 were not significant.

8  Investments in Affiliated Funds

At April 30, 2020, the value of the Portfolio’s investment in affiliated funds was $1,670,919, which represents 0.6% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$1,345,311	$88,765,520	$(88,438,079)	$(2,010)	$177	$1,670,919	$16,250	1,670,919

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$8,825,417	$9,464,576		$—	$18,289,993

Consumer Discretionary	8,031,380	6,073,219		—	14,104,599

Consumer Staples	2,657,071	9,076,129		—	11,733,200

Energy	5,571,379	700,677		—	6,272,056

Financials	8,983,033	17,176,825		—	26,159,858

Health Care	7,414,757	10,796,158		—	18,210,915

Industrials	2,803,857	11,034,938		—	13,838,795

Information Technology	13,165,259	8,764,366		—	21,929,625

Materials	—	7,654,586		—	7,654,586

Real Estate	1,973,981	—		—	1,973,981

Utilities	1,794,293	3,592,400		—	5,386,693

Total Common Stocks	$61,220,427	$84,333,874	*	$—	$145,554,301

41

Global Income Builder Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total

Preferred Stocks

Consumer Staples	$—	$447,940	$—	$447,940

Energy	508,070	—	—	508,070

Financials	248,445	112,615	—	361,060

Real Estate	554,166	—	—	554,166

Utilities	596,492	86,781	—	683,273

Total Preferred Stocks	$1,907,173	$647,336	$—	$2,554,509

Corporate Bonds & Notes	$—	$94,092,324	$—	$94,092,324

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	5,894,629	—	5,894,629

Convertible Bonds	—	153,268	—	153,268

Exchange-Traded Funds	1,076,101	—	—	1,076,101

Warrants	25,462	—	—	25,462

Short-Term Investments	—	1,670,919	—	1,670,919

Total Investments	$64,229,163	$186,792,350	$—	$251,021,513

Forward Foreign Currency Exchange Contracts	$—	$888	$—	$888

Futures Contracts	2,020,542	85,824	—	2,106,366

Total	$66,249,705	$186,879,062	$—	$253,128,767

Liability Description

Futures Contracts	$(1,671,290)	$—	$—	$(1,671,290)

Total	$(1,671,290)	$—	$—	$(1,671,290)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2020 is not presented.

10  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Portfolio’s investments.

42

Eaton Vance

Global Income Builder Fund

April 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

43

Eaton Vance

Global Income Builder Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Global Income Builder Fund (the “Fund”), as well as the investment advisory agreement between Global Income Builder Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (the “Adviser”), and the sub-advisory agreement between the Adviser and Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of Eaton Vance Management, with respect to the Fund, as well as the sub-advisory agreement between the Adviser and the Sub-adviser with respect to the Portfolio, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements and the sub-advisory agreements for the Fund and the Portfolio (collectively, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the Adviser and the Sub-adviser.

44

Eaton Vance

Global Income Builder Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the investment strategies of the Fund and the Portfolio. The Board also considered the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities, including investing in both U.S. and foreign common stocks. In particular, the Board considered the abilities and experience of the Adviser’s and the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in dividend-paying common and preferred stocks and foreign markets. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that under the terms of the investment advisory agreement of the Fund, the Adviser may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which the Adviser receives an advisory fee from the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary benchmark and blended benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

45

Eaton Vance

Global Income Builder Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund and the Portfolio currently share in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

46

Eaton Vance

Global Income Builder Fund

April 30, 2020

Officers and Trustees

Officers of Eaton Vance Global Income Builder Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Global Income Builder Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Global Income Builder Fund and Global Income Builder Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

47

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

48

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Global Income Builder Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad St.

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7747    4.30.20

Eaton Vance

Global Macro Absolute Return Fund

Semiannual Report

April 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser is registered with the CFTC as a commodity pool operator with respect to its management of the Fund. As the commodity pool operator of the Fund, the adviser has claimed relief under the Commodity Exchange Act from certain reporting and recordkeeping requirements. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2020

Eaton Vance

Global Macro Absolute Return Fund

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2020

Performance1,2

Portfolio Managers John R. Baur, Michael A. Cirami, CFA and Eric Stein, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	06/27/2007	10/31/1997	–1.31%	2.77%	1.81%	1.81%
Class A with 4.75% Maximum Sales Charge	—	—	–6.04	–2.13	0.82	1.32

Class C at NAV	10/01/2009	10/31/1997	–1.64	2.06	1.10	1.10
Class C with 1% Maximum Sales Charge	—	—	–2.60	1.09	1.10	1.10

Class I at NAV	06/27/2007	10/31/1997	–1.17	3.08	2.10	2.11
Class R at NAV	04/08/2010	10/31/1997	–1.40	2.45	1.58	1.61

Class R6 at NAV	05/31/2017	10/31/1997	–1.14	3.14	2.14	2.13

ICE BofA 3-Month U.S. Treasury Bill Index	—	—	0.85%	2.07%	1.19%	0.64%

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I	Class R	Class R6

		1.04%	1.76%	0.75%	1.26%	0.69%

Fund Profile4

Asset Allocation (% of net assets)5

*	Net securities sold short.

Foreign Currency Exposures by Country (% of net assets)6

Ukraine	9.6%

Serbia	7.8

Iceland	5.0

Switzerland	1.5

Japan	1.3

Georgia	1.2

Australia	1.0

Other	3.7	*

Hungary	–1.6

China	–1.6

Bahrain	–1.7

Poland	–2.0

South Korea	–2.1

Turkey	–2.8

Saudi Arabia	–3.7

Oman	–5.0

Euro	–11.2

United Arab Emirates	–11.5

Total Long	32.2

Total Short	–44.3

Total Net	–12.1

*	Includes amounts each less than 1.0% or –1.0%, as applicable.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2020

Endnotes and Additional Disclosures

[1]

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofAML® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

[6]

Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective January 1, 2020, the ICE BofAML indices were rebranded as ICE BofA indices.

3

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 – April 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/19)	Ending Account Value (4/30/20)	Expenses Paid During Period* (11/1/19 – 4/30/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$986.90	$5.34	1.08%
Class C	$1,000.00	$983.60	$8.78	1.78%
Class I	$1,000.00	$988.30	$3.86	0.78%
Class R	$1,000.00	$986.00	$6.32	1.28%
Class R6	$1,000.00	$988.60	$3.56	0.72%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.50	$5.42	1.08%
Class C	$1,000.00	$1,016.00	$8.92	1.78%
Class I	$1,000.00	$1,021.00	$3.92	0.78%
Class R	$1,000.00	$1,018.50	$6.42	1.28%
Class R6	$1,000.00	$1,021.30	$3.62	0.72%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2019. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Investment in Global Macro Portfolio, at value (identified cost, $3,242,643,233)	$3,123,319,069

Receivable for Fund shares sold	8,658,066

Total assets	$3,131,977,135

Liabilities

Payable for Fund shares redeemed	$13,196,251

Payable to affiliates:

Distribution and service fees	154,181

Trustees’ fees	43

Accrued expenses	651,696

Total liabilities	$14,002,171

Net Assets	$3,117,974,964

Sources of Net Assets

Paid-in capital	$3,778,754,600

Accumulated loss	(660,779,636)

Total	$3,117,974,964

Class A Shares

Net Assets	$358,844,745

Shares Outstanding	42,895,036

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.37

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$8.79

Class C Shares

Net Assets	$80,144,454

Shares Outstanding	9,545,191

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$8.40

Class I Shares

Net Assets	$2,515,059,634

Shares Outstanding	301,260,110

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.35

Class R Shares

Net Assets	$891,653

Shares Outstanding	106,382

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.38

Class R6 Shares

Net Assets	$163,034,478

Shares Outstanding	19,537,393

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.34

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Interest allocated from Portfolio (net of foreign taxes, $3,484,334)	$91,785,372

Dividends allocated from Portfolio (net of foreign taxes, $66,525)	5,446,308

Expenses, excluding interest and dividend expense, allocated from Portfolio	(11,537,795)

Interest and dividend expense allocated from Portfolio	(170,989)

Total investment income from Portfolio	$85,522,896

Expenses

Distribution and service fees

Class A	$547,989

Class C	479,175

Class R	2,214

Trustees’ fees and expenses	250

Custodian fee	30,760

Transfer and dividend disbursing agent fees	1,310,031

Legal and accounting services	43,355

Printing and postage	129,924

Registration fees	95,485

Miscellaneous	22,663

Total expenses	$2,661,846

Net investment income	$82,861,050

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $655,494)	$(57,898,223)

Futures contracts	16,313,896

Swap contracts	6,284,553

Foreign currency transactions	(4,796,889)

Forward foreign currency exchange contracts	27,917,847

Net realized loss	$(12,178,816)

Change in unrealized appreciation (depreciation) —

Investments (including net decrease in accrued foreign capital gains taxes of $114,323)	$(225,681,359)

Securities sold short	3,122,583

Futures contracts	(3,760,986)

Swap contracts	47,786,260

Foreign currency	1,170,703

Forward foreign currency exchange contracts	61,666,857

Net change in unrealized appreciation (depreciation)	$(115,695,942)

Net realized and unrealized loss	$(127,874,758)

Net decrease in net assets from operations	$(45,013,708)

6	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$82,861,050	$208,079,187

Net realized loss	(12,178,816)	(116,195,079)

Net change in unrealized appreciation (depreciation)	(115,695,942)	141,777,947

Net increase (decrease) in net assets from operations	$(45,013,708)	$233,662,055

Distributions to shareholders —

Class A	$(11,060,839)	$(13,472,803)

Class C	(2,547,262)	(4,680,061)

Class I	(88,053,999)	(148,262,513)

Class R	(25,924)	(37,287)

Class R6	(5,947,942)	(6,639,389)

Total distributions to shareholders	$(107,635,966)	$(173,092,053)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$52,041,653	$238,658,629

Class C	3,500,700	6,749,097

Class I	420,547,226	1,318,653,109

Class R	185,397	78,954

Class R6	37,827,748	173,268,558

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	10,796,177	13,089,995

Class C	2,260,403	4,166,008

Class I	64,770,078	106,037,056

Class R	25,924	37,287

Class R6	4,003,086	5,037,991

Cost of shares redeemed

Class A	(68,269,683)	(183,972,463)

Class C	(14,567,649)	(76,067,305)

Class I	(704,659,438)	(2,853,775,002)

Class R	(135,323)	(305,596)

Class R6	(95,513,189)	(108,983,142)

Net asset value of shares converted

Class A	13,447,195	8,945,698

Class C	(13,447,195)	(8,945,698)

Net decrease in net assets from Fund share transactions	$(287,186,890)	$(1,357,326,824)

Net decrease in net assets	$(439,836,564)	$(1,296,756,822)

Net Assets

At beginning of period	$3,557,811,528	$4,854,568,350

At end of period	$3,117,974,964	$3,557,811,528

7	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2020

Financial Highlights

	Class A

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016		2015

Net asset value — Beginning of period	$8.740		$8.590	$9.140	$9.110	$9.160		$9.370

Income (Loss) From Operations

Net investment income(1)	$0.198		$0.438	$0.383	$0.344	$0.375		$0.372

Net realized and unrealized gain (loss)	(0.305)		0.078	(0.647)	(0.029)	0.035		(0.224)

Total income (loss) from operations	$(0.107)		$0.516	$(0.264)	$0.315	$0.410		$0.148

Less Distributions

From net investment income	$(0.263)		$(0.366)	$(0.087)	$(0.285)	$(0.337)		$(0.358)

Tax return of capital	—		—	(0.199)	—	(0.123)		—

Total distributions	$(0.263)		$(0.366)	$(0.286)	$(0.285)	$(0.460)		$(0.358)

Net asset value — End of period	$8.370		$8.740	$8.590	$9.140	$9.110		$9.160

Total Return(2)	(1.31	)%(3)	6.14%	(2.97)%	3.52%	4.62	%(4)	1.58%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$358,845		$366,740	$284,958	$336,889	$476,495		$553,640

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)(7)	1.08	%(8)	1.04%	1.08%	1.04%	1.06%		1.07%

Net investment income	4.57	%(8)	5.06%	4.26%	3.77%	4.15%		3.98%

Portfolio Turnover of the Portfolio	41	%(3)	61%	78%	74%	65%		66%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

During the year ended October 31, 2016, the Portfolio’s investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended October 31, 2016.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)

Includes interest and dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.01%, 0.01%, 0.04%, 0.03%, 0.03% and 0.03% for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(8)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2020

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016		2015

Net asset value — Beginning of period	$8.770		$8.620	$9.170	$9.140	$9.180		$9.390

Income (Loss) From Operations

Net investment income(1)	$0.171		$0.374	$0.321	$0.280	$0.313		$0.307

Net realized and unrealized gain (loss)	(0.308)		0.082	(0.647)	(0.028)	0.036		(0.231)

Total income (loss) from operations	$(0.137)		$0.456	$(0.326)	$0.252	$0.349		$0.076

Less Distributions

From net investment income	$(0.233)		$(0.306)	$(0.068)	$(0.222)	$(0.291)		$(0.286)

Tax return of capital	—		—	(0.156)	—	(0.098)		—

Total distributions	$(0.233)		$(0.306)	$(0.224)	$(0.222)	$(0.389)		$(0.286)

Net asset value — End of period	$8.400		$8.770	$8.620	$9.170	$9.140		$9.180

Total Return(2)	(1.64	)%(3)	5.39%	(3.63)%	2.80%	3.91	%(4)	0.91%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$80,144		$106,291	$178,033	$216,384	$257,491		$302,451

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)(7)	1.78	%(8)	1.76%	1.78%	1.74%	1.76%		1.77%

Net investment income	3.92	%(8)	4.31%	3.56%	3.06%	3.44%		3.28%

Portfolio Turnover of the Portfolio	41	%(3)	61%	78%	74%	65%		66%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

During the year ended October 31, 2016, the Portfolio’s investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended October 31, 2016.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)

Includes interest and dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.01%, 0.01%, 0.04%, 0.03%, 0.03% and 0.03% for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(8)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2020

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016		2015

Net asset value — Beginning of period	$8.720		$8.580	$9.120	$9.090	$9.140		$9.360

Income (Loss) From Operations

Net investment income(1)	$0.211		$0.458	$0.408	$0.369	$0.401		$0.399

Net realized and unrealized gain (loss)	(0.305)		0.074	(0.636)	(0.027)	0.039		(0.231)

Total income (loss) from operations	$(0.094)		$0.532	$(0.228)	$0.342	$0.440		$0.168

Less Distributions

From net investment income	$(0.276)		$(0.392)	$(0.095)	$(0.312)	$(0.356)		$(0.388)

Tax return of capital	—		—	(0.217)	—	(0.134)		—

Total distributions	$(0.276)		$(0.392)	$(0.312)	$(0.312)	$(0.490)		$(0.388)

Net asset value — End of period	$8.350		$8.720	$8.580	$9.120	$9.090		$9.140

Total Return(2)	(1.17	)%(3)	6.34%	(2.58)%	3.83%	4.98	%(4)	1.80%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,515,060		$2,859,484	$4,237,027	$4,910,029	$4,685,999		$3,449,243

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)(7)	0.78	%(8)	0.75%	0.78%	0.74%	0.76%		0.77%

Net investment income	4.89	%(8)	5.31%	4.56%	4.06%	4.43%		4.28%

Portfolio Turnover of the Portfolio	41	%(3)	61%	78%	74%	65%		66%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

During the year ended October 31, 2016, the Portfolio’s investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended October 31, 2016.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)

Includes interest and dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.01%, 0.01%, 0.04%, 0.03%, 0.03% and 0.03% for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(8)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2020

Financial Highlights — continued

	Class R

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016		2015

Net asset value — Beginning of period	$8.750		$8.610	$9.150	$9.120	$9.170		$9.380

Income (Loss) From Operations

Net investment income(1)	$0.188		$0.417	$0.369	$0.325	$0.358		$0.353

Net realized and unrealized gain (loss)	(0.303)		0.073	(0.641)	(0.027)	0.032		(0.225)

Total income (loss) from operations	$(0.115)		$0.490	$(0.272)	$0.298	$0.390		$0.128

Less Distributions

From net investment income	$(0.255)		$(0.350)	$(0.081)	$(0.268)	$(0.324)		$(0.338)

Tax return of capital	—		—	(0.187)	—	(0.116)		—

Total distributions	$(0.255)		$(0.350)	$(0.268)	$(0.268)	$(0.440)		$(0.338)

Net asset value — End of period	$8.380		$8.750	$8.610	$9.150	$9.120		$9.170

Total Return(2)	(1.40	)%(3)	5.80%	(3.04)%	3.31%	4.39	%(4)	1.36%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$892		$861	$1,034	$1,703	$815		$903

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)(7)	1.28	%(8)	1.26%	1.28%	1.23%	1.26%		1.27%

Net investment income	4.34	%(8)	4.82%	4.09%	3.56%	3.94%		3.77%

Portfolio Turnover of the Portfolio	41	%(3)	61%	78%	74%	65%		66%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

During the year ended October 31, 2016, the Portfolio’s investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended October 31, 2016.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)

Includes interest and dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.01%, 0.01%, 0.04%, 0.03%, 0.03% and 0.03% for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(8)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2020

Financial Highlights — continued

	Class R6

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2017(1)
			2019	2018

Net asset value — Beginning of period	$8.710		$8.570	$9.120	$9.120

Income (Loss) From Operations

Net investment income(2)	$0.216		$0.464	$0.405	$0.163

Net realized and unrealized gain (loss)	(0.308)		0.073	(0.638)	(0.031)

Total income (loss) from operations	$(0.092)		$0.537	$(0.233)	$0.132

Less Distributions

From net investment income	$(0.278)		$(0.397)	$(0.096)	$(0.132)

Tax return of capital	—		—	(0.221)	—

Total distributions	$(0.278)		$(0.397)	$(0.317)	$(0.132)

Net asset value — End of period	$8.340		$8.710	$8.570	$9.120

Total Return(3)	(1.14	)%(4)	6.53%	(2.63)%	1.46	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$163,034		$224,436	$153,516	$14,841

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	0.72	%(7)	0.69%	0.72%	0.68	%(7)

Net investment income	4.99	%(7)	5.37%	4.54%	4.23	%(7)

Portfolio Turnover of the Portfolio	41	%(4)	61%	78%	74	%(8)

(1)	For the period from commencement of operations, May 31, 2017, to October 31, 2017.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Includes interest and dividend expense, including on securities sold short, and/or reverse repurchase agreements if applicable, of 0.01%, 0.01%, 0.04% and 0.03% for the six months ended April 30, 2020, the years ended October 31, 2018 and 2019 and the period ended October 31, 2017, respectively.

(7)	Annualized.

(8)	For the Portfolio’s year ended October 31, 2017.

12	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Macro Absolute Return Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Global Macro Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at April 30, 2020). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of April 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

13

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. For the six months ended April 30, 2020, management estimates that a portion of distributions for the period will be a tax return of capital. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year and will be reported to the shareholders.

At October 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $417,144,793 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2019, $94,878,006 are short-term and $322,266,787 are long-term.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.615% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2020, the Fund incurred no investment adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report. EVM also serves as the administrator of the Fund, but receives no compensation.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2020, EVM earned $127,215 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,795 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2020. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2020 amounted to $547,989 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2020, the Fund paid or accrued to EVD $359,381 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2020, the Fund paid or accrued to EVD $1,107 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2020 amounted to $119,794 and $1,107 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

14

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2020, the Fund was informed that EVD received approximately $2,000 of CDSCs paid by Class C shareholders.

6  Investment Transactions

For the six months ended April 30, 2020, increases and decreases in the Fund’s investment in the Portfolio aggregated $73,987,161 and $468,042,996, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	6,089,092	27,610,532

Issued to shareholders electing to receive payments of distributions in Fund shares	1,240,968	1,511,518

Redemptions	(7,972,775)	(21,340,044)

Converted from Class C shares	1,560,613	1,034,404

Net increase	917,898	8,816,410

Class C	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	400,392	778,714

Issued to shareholders electing to receive payments of distributions in Fund shares	258,341	480,705

Redemptions	(1,679,922)	(8,752,716)

Converted to Class A shares	(1,555,190)	(1,031,188)

Net decrease	(2,576,379)	(8,524,485)

Class I	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	48,388,967	153,499,227

Issued to shareholders electing to receive payments of distributions in Fund shares	7,456,063	12,300,814

Redemptions	(82,544,913)	(331,928,868)

Net decrease	(26,699,883)	(166,128,827)

15

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

Class R	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	20,846	9,106

Issued to shareholders electing to receive payments of distributions in Fund shares	2,977	4,306

Redemptions	(15,760)	(35,243)

Net increase (decrease)	8,063	(21,831)

Class R6	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	4,307,185	19,915,857

Issued to shareholders electing to receive payments of distributions in Fund shares	459,934	583,708

Redemptions	(10,983,893)	(12,653,133)

Net increase (decrease)	(6,216,774)	7,846,432

16

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 50.0%
Security		Principal Amount (000’s omitted)	Value

Albania — 0.0%(1)

Republic of Albania, 5.75%, 11/12/20(2)	EUR	1,000	$1,115,684

Total Albania			$1,115,684

Argentina — 0.5%

Republic of Argentina, 3.75% to 3/31/29, 12/31/38(3)	USD	8,986	$2,876,262

Republic of Argentina, 6.25%, 11/9/47(2)	EUR	17,707	4,501,194

Republic of Argentina, 6.625%, 7/6/28	USD	3,040	767,600

Republic of Argentina, 6.875%, 1/11/48	USD	18,915	4,468,858

Republic of Argentina, 7.625%, 4/22/46	USD	6,956	1,739,070

Total Argentina			$14,352,984

Armenia — 0.2%

Republic of Armenia, 3.95%, 9/26/29(2)	USD	3,412	$3,184,809

Republic of Armenia, 7.15%, 3/26/25(2)	USD	2,450	2,620,870

Total Armenia			$5,805,679

Bahrain — 0.2%

Kingdom of Bahrain, 6.125%, 7/5/22(2)	USD	4,636	$4,670,580

Kingdom of Bahrain, 7.00%, 1/26/26(2)	USD	3,000	3,001,746

Total Bahrain			$7,672,326

Barbados — 0.9%

Government of Barbados, 6.50%, 10/1/29(4)	USD	30,636	$26,500,486

Total Barbados			$26,500,486

Belarus — 0.2%

Republic of Belarus, 6.875%, 2/28/23(2)	USD	6,700	$6,577,631

Total Belarus			$6,577,631

Benin — 0.4%

Benin Government International Bond, 5.75%, 3/26/26(2)	EUR	15,118	$13,824,544

Total Benin			$13,824,544

China — 0.0%(1)

China Government Bond, 3.40%, 2/9/27	CNY	10,000	$1,512,441

Total China			$1,512,441

Security		Principal Amount (000’s omitted)	Value

Costa Rica — 0.1%

Titulo Propiedad UD, 1.00%, 1/12/22(5)	CRC	1,688,406	$2,686,870

Total Costa Rica			$2,686,870

Ecuador — 0.1%

Republic of Ecuador, 9.50%, 3/27/30(2)	USD	4,288	$1,254,240

Republic of Ecuador, 9.625%, 6/2/27(2)	USD	1,300	375,388

Total Ecuador			$1,629,628

Egypt — 4.0%

Arab Republic of Egypt, 4.75%, 4/11/25(2)	EUR	9,369	$9,042,961

Arab Republic of Egypt, 5.625%, 4/16/30(2)	EUR	1,025	928,307

Arab Republic of Egypt, 6.375%, 4/11/31(2)	EUR	38,240	35,335,419

Arab Republic of Egypt, 8.15%, 11/20/59(2)	USD	46,664	40,988,724

Arab Republic of Egypt, 8.50%, 1/31/47(2)	USD	8,571	7,699,758

Arab Republic of Egypt, 8.70%, 3/1/49(2)	USD	32,907	29,675,763

Total Egypt			$123,670,932

Fiji — 1.7%

Republic of Fiji, 6.625%, 10/2/20(2)	USD	53,368	$53,718,030

Total Fiji			$53,718,030

Georgia — 0.6%

Georgia Treasury Bond, 7.00%, 5/30/24	GEL	25,057	$7,097,351

Georgia Treasury Bond, 7.25%, 1/17/21	GEL	4,385	1,351,649

Georgia Treasury Bond, 7.375%, 9/27/23	GEL	5,820	1,693,620

Georgia Treasury Bond, 8.125%, 1/25/23	GEL	2,922	889,829

Georgia Treasury Bond, 9.375%, 4/9/22	GEL	22,758	7,129,120

Total Georgia			$18,161,569

Iceland — 3.3%

Republic of Iceland, 5.00%, 11/15/28	ISK	4,794,888	$39,704,802

Republic of Iceland, 6.50%, 1/24/31	ISK	5,641,242	54,034,663

Republic of Iceland, 8.00%, 6/12/25	ISK	1,217,748	10,768,121

Total Iceland			$104,507,586

India — 0.1%

Export-Import Bank of India, 3.25%, 1/15/30(2)	USD	2,000	$1,847,599

Total India			$1,847,599

Indonesia — 0.7%

Indonesia Government Bond, 7.50%, 4/15/40	IDR	57,424,000	$3,661,624

Indonesia Government International Bond, 3.85%, 10/15/30	USD	13,045	13,543,137

17	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Indonesia (continued)

Indonesia Government International Bond, 4.20%, 10/15/50	USD	4,600	$4,622,844

Total Indonesia			$21,827,605

Jordan — 0.3%

Jordan Government International Bond, 7.375%, 10/10/47(2)	USD	8,600	$8,008,673

Total Jordan			$8,008,673

Lebanon — 0.3%

Lebanese Republic, 6.25%, 11/4/24(2)(6)	USD	7,398	$1,239,165

Lebanese Republic, 6.40%, 5/26/23(6)	USD	7,397	1,238,997

Lebanese Republic, 6.65%, 4/22/24(2)(6)	USD	14,581	2,314,734

Lebanese Republic, 6.65%, 2/26/30(2)(6)	USD	453	75,878

Lebanese Republic, 6.75%, 11/29/27(2)(6)	USD	120	20,100

Lebanese Republic, 6.85%, 5/25/29(6)	USD	9,840	1,623,600

Lebanese Republic, 7.00%, 12/3/24(6)	USD	3,446	577,205

Lebanese Republic, 7.00%, 3/20/28(2)(6)	USD	2,952	494,460

Lebanese Republic, 7.15%, 11/20/31(2)(6)	USD	2,042	342,035

Lebanese Republic, 8.20%, 5/17/33(6)	USD	1,595	267,162

Lebanese Republic, 8.25%, 4/12/21(2)(6)	USD	1,000	167,500

Lebanese Republic, 8.25%, 5/17/34(6)	USD	1,326	222,105

Total Lebanon			$8,582,941

Macedonia — 0.0%(1)

Republic of Macedonia, 5.625%, 7/26/23(2)	EUR	1,000	$1,182,743

Total Macedonia			$1,182,743

Mexico — 0.1%

Mexico Government International Bond, 3.60%, 1/30/25	USD	3,000	$3,013,350

Total Mexico			$3,013,350

Montenegro — 0.1%

Montenegro Government International Bond, 3.375%, 4/21/25(2)	EUR	1,000	$1,079,716

Montenegro Government International Bond, 5.75%, 3/10/21(2)	EUR	1,104	1,227,692

Total Montenegro			$2,307,408

New Zealand — 4.8%

New Zealand Government Bond, 2.00%, 9/20/25(2)(5)	NZD	91,897	$62,890,587

New Zealand Government Bond, 2.50%, 9/20/35(2)(5)	NZD	41,475	33,348,763

Security		Principal Amount (000’s omitted)	Value

New Zealand (continued)

New Zealand Government Bond, 3.00%, 9/20/30(2)(5)	NZD	66,916	$52,989,868

Total New Zealand			$149,229,218

Oman — 0.1%

Oman Government International Bond, 3.625%, 6/15/21(2)	USD	3,600	$3,467,668

Total Oman			$3,467,668

Paraguay — 0.3%

Republic of Paraguay, 4.95%, 4/28/31(2)	USD	8,910	$9,238,556

Total Paraguay			$9,238,556

Philippines — 1.5%

Republic of the Philippines, 2.457%, 5/5/30	USD	4,300	$4,395,680

Republic of the Philippines, 2.95%, 5/5/45	USD	5,295	5,450,934

Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	36,987,159

Total Philippines			$46,833,773

Romania — 2.8%

Romanian Government International Bond, 3.375%, 1/28/50(2)	EUR	27,506	$25,700,016

Romanian Government International Bond, 4.375%, 8/22/23(2)	USD	14,972	15,598,503

Romanian Government International Bond, 4.625%, 4/3/49(2)	EUR	40,635	45,080,905

Total Romania			$86,379,424

Rwanda — 0.0%(1)

Republic of Rwanda, 6.625%, 5/2/23(2)	USD	579	$543,756

Total Rwanda			$543,756

Serbia — 9.1%

Serbia Treasury Bond, 4.50%, 1/11/26	RSD	2,759,650	$27,793,066

Serbia Treasury Bond, 5.75%, 7/21/23	RSD	17,062,630	175,997,405

Serbia Treasury Bond, 5.875%, 2/8/28	RSD	7,189,920	80,920,676

Serbia Treasury Bond, 10.00%, 10/23/24	RSD	48,700	597,483

Total Serbia			$285,308,630

South Africa — 4.1%

Republic of South Africa, 4.30%, 10/12/28	USD	10,400	$8,783,112

Republic of South Africa, 10.50%, 12/21/26	ZAR	1,991,000	118,071,118

Total South Africa			$126,854,230

18	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Suriname — 0.2%

Republic of Suriname, 9.25%, 10/26/26(2)	USD	16,043	$6,136,678

Total Suriname			$6,136,678

Thailand — 2.3%

Thailand Government Bond, 1.25%, 3/12/28(2)(5)	THB	2,475,755	$68,374,472

Thailand Government Bond, 2.875%, 6/17/46	THB	112,400	4,016,058

Total Thailand			$72,390,530

Ukraine — 10.9%

Ukraine Government International Bond, 0.00%, GDP-Linked, 5/31/40(2)(4)(7)	USD	47,964	$35,686,031

Ukraine Government International Bond, 9.79%, 5/26/27	UAH	75,000	2,268,267

Ukraine Government International Bond, 10.00%, 8/23/23	UAH	1,710,361	56,886,068

Ukraine Government International Bond, 11.67%, 11/22/23	UAH	750,674	26,072,251

Ukraine Government International Bond, 14.30%, 7/8/20	UAH	1,000	36,984

Ukraine Government International Bond, 14.91%, 10/12/22	UAH	63,115	2,373,054

Ukraine Government International Bond, 15.70%, 1/20/21	UAH	248,191	9,245,586

Ukraine Government International Bond, 15.84%, 2/26/25	UAH	4,502,709	177,587,845

Ukraine Government International Bond, 17.00%, 5/11/22	UAH	88,200	3,426,378

Ukraine Government International Bond, 17.25%, 1/5/22	UAH	39,000	1,492,699

Ukraine Government International Bond, 18.00%, 3/24/21	UAH	696,753	26,467,315

Total Ukraine			$341,542,478

Uzbekistan — 0.1%

Republic of Uzbekistan, 4.75%, 2/20/24(2)	USD	3,500	$3,528,438

Total Uzbekistan			$3,528,438

Total Foreign Government Bonds (identified cost $1,636,358,108)			$1,559,960,088

Foreign Corporate Bonds — 2.7%
Security		Principal Amount (000’s omitted)	Value

Bulgaria — 0.3%

Eurohold Bulgaria AD, 6.50%, 12/7/22(2)	EUR	9,200	$10,059,434

Total Bulgaria			$10,059,434

China — 0.1%

Baidu, Inc., 3.075%, 4/7/25	USD	2,000	$2,048,770

Tencent Holdings, Ltd., 3.595%, 1/19/28(2)	USD	1,850	1,999,029

Total China			$4,047,799

Georgia — 0.1%

Georgia Capital JSC, 6.125%, 3/9/24(2)	USD	400	$356,000

Silknet JSC, 11.00%, 4/2/24(2)	USD	2,470	2,262,125

Total Georgia			$2,618,125

Iceland — 0.8%

Arion Banki HF, 6.00%, 4/12/24(2)	ISK	1,000,000	$7,728,289

Heimavellir HF, 7.91%, 4/25/23(8)	ISK	1,036,833	7,718,817

Islandsbanki HF, 6.40%, 10/26/23	ISK	860,000	6,641,596

Landsbankinn HF, 5.00%, 11/23/23(2)	ISK	560,000	4,147,948

WOW Air HF, 0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(6)(9)	EUR	3,600	118,391

WOW Air HF, 0.00%(6)(10)	EUR	79	2,605

Total Iceland			$26,357,646

India — 0.2%

Adani Electricity Mumbai, Ltd., 3.949%, 2/12/30(2)	USD	2,300	$1,963,175

NTPC, Ltd., 4.25%, 2/26/26(2)	USD	2,000	1,991,782

Reliance Communications, Ltd., 6.50%, 11/6/20(2)(6)	USD	1,800	117,000

Reliance Industries, Ltd., 3.667%, 11/30/27(2)	USD	1,875	1,887,116

Total India			$5,959,073

Indonesia — 0.2%

Bayan Resources Tbk PT, 6.125%, 1/24/23(2)	USD	5,385	$4,291,123

Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(2)	IDR	18,080,000	1,170,216

Total Indonesia			$5,461,339

Ireland — 0.3%

Aragvi Finance International DAC, 12.00%, 4/9/24(2)	USD	11,426	$10,311,965

Total Ireland			$10,311,965

19	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Mexico — 0.0%(1)

Grupo Kaltex SA de CV, 8.875%, 4/11/22(2)	USD	781	$470,201

Total Mexico			$470,201

Mongolia — 0.2%

Trade and Development Bank of Mongolia, LLC, 9.375%, 5/19/20(2)	USD	4,990	$4,980,644

Total Mongolia			$4,980,644

Netherlands — 0.1%

Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(2)	USD	4,747	$4,090,689

Total Netherlands			$4,090,689

Singapore — 0.1%

ONGC Videsh Vankorneft Pte, Ltd., 3.75%, 7/27/26(2)	USD	2,100	$2,006,863

Total Singapore			$2,006,863

Spain — 0.1%

Atento Luxco 1 S.A., 6.125%, 8/10/22(2)	USD	2,353	$1,508,861

Total Spain			$1,508,861

Turkey — 0.1%

QNB Finansbank AS, 6.875%, 9/7/24(2)	USD	3,640	$3,649,100

Total Turkey			$3,649,100

United Kingdom — 0.1%

Ellaktor Value PLC, 6.375%, 12/15/24(2)	EUR	4,445	$3,170,031

Total United Kingdom			$3,170,031

Total Foreign Corporate Bonds (identified cost $100,948,797)			$84,691,770

Senior Floating-Rate Loans — 0.0%(1)(11)
Borrower/Tranche Description		Principal Amount (000’s omitted)	Value

Argentina — 0.0%(1)

Desarrolladora Energética S.A., Term Loan, 9.50%, Maturing July 27, 2020(8)(12)		$1,825	$1,140,625

Total Argentina			$1,140,625

Total Senior Floating-Rate Loans (identified cost $1,466,737)			$1,140,625

Sovereign Loans — 2.7%
Borrower		Principal Amount (000’s omitted)	Value

Ethiopia — 0.2%

Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.51%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(9)(13)		$5,200	$5,012,431

Total Ethiopia			$5,012,431

Kenya — 0.6%

Government of Kenya, Term Loan, 7.69%, (6 mo. USD LIBOR + 6.70%), Maturing October 24, 2024(9)		$2,614	$2,434,520

Government of Kenya, Term Loan, 8.37%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(9)		17,415	15,671,218

Total Kenya			$18,105,738

Macedonia — 0.3%

Republic of Macedonia, Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing December 16, 2022(9)(13)	EUR	7,700	$8,528,008

Total Macedonia			$8,528,008

Nigeria — 0.3%

Bank of Industry Limited, Term Loan, 7.31%, (3 mo. USD LIBOR + 6.00%), Maturing April 11, 2021(9)(13)		$12,190	$11,107,565

Total Nigeria			$11,107,565

Tanzania — 1.3%

Government of the United Republic of Tanzania, Term Loan, 7.12%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(9)		$42,243	$40,520,193

Total Tanzania			$40,520,193

Total Sovereign Loans (identified cost $87,829,594)			$83,273,935

Debt Obligations — United States — 7.0%

Asset-Backed Securities — 0.8%
Security		Principal Amount	Value

Invitation Homes Trust

Series 2018-SFR3, Class E, 2.751%, (1 mo. USD LIBOR + 2.00%), 7/17/37(4)(9)		$13,000,000	$11,988,824

20	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Pnmac Gmsr Issuer Trust

Series 2018-GT1, Class A, 3.337%, (1 mo. USD LIBOR + 2.85%), 2/25/23(4)(9)	$9,000,000	$7,555,243

Series 2018-GT2, Class A, 3.137%, (1 mo. USD LIBOR + 2.65%), 8/25/25(4)(9)	8,064,000	6,701,370

Total Asset-Backed Securities (identified cost $30,064,000)		$26,245,437

Collateralized Mortgage Obligations — 2.6%
Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:

Series 4, Class D, 8.00%, 12/25/22	$22,154	$23,466

Series 1548, Class Z, 7.00%, 7/15/23	30,645	33,121

Series 1650, Class K, 6.50%, 1/15/24	180,722	196,235

Series 1817, Class Z, 6.50%, 2/15/26	35,347	39,231

Series 1927, Class ZA, 6.50%, 1/15/27	122,446	137,118

Series 2344, Class ZD, 6.50%, 8/15/31	352,008	415,764

Series 2458, Class ZB, 7.00%, 6/15/32	664,622	803,476

Interest Only:(14)

Series 362, Class C6, 3.50%, 12/15/47	14,676,099	1,350,930

Series 4791, Class JI, 4.00%, 5/15/48	22,840,649	1,922,187

		$4,921,528

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2016-DNA4, Class M3, 4.287%, (1 mo. USD LIBOR + 3.80%), 3/25/29(9)	$3,145,450	$3,098,389

Series 2017-DNA2, Class M2, 3.937%, (1 mo. USD LIBOR + 3.45%), 10/25/29(9)	1,859,799	1,799,416

Series 2019-DNA1, Class M2, 3.137%, (1 mo. USD LIBOR + 2.65%), 1/25/49(4)(9)	1,512,465	1,358,021

Series 2019-DNA2, Class M2, 2.937%, (1 mo. USD LIBOR + 2.45%), 3/25/49(4)(9)	4,260,265	3,758,591

Series 2019-DNA3, Class M2, 2.537%, (1 mo. USD LIBOR + 2.05%), 7/25/49(4)(9)	316,474	273,830

Series 2019-DNA4, Class M2, 2.437%, (1 mo. USD LIBOR + 1.95%), 10/25/49(4)(9)	369,853	310,019

Series 2020-DNA1, Class M2, 2.187%, (1 mo. USD LIBOR + 1.70%), 1/25/50(4)(9)	15,790,178	12,177,652

Series 2020-DNA2, Class M1, 1.237%, (1 mo. USD LIBOR + 0.75%), 2/25/50(4)(9)	3,389,798	3,254,947

		$26,030,865

Federal National Mortgage Association:

Series G48, Class Z, 7.10%, 12/25/21	$70,274	$72,863

Series G92-60, Class Z, 7.00%, 10/25/22	118,343	124,433

Series G93-1, Class K, 6.675%, 1/25/23	114,817	120,547

Series G94-7, Class PJ, 7.50%, 5/17/24	172,535	188,593

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)

Series 1992-180, Class F, 1.637%, (1 mo. USD LIBOR + 1.15%), 10/25/22(9)	$97,130	$97,407

Series 1993-16, Class Z, 7.50%, 2/25/23	94,703	101,306

Series 1993-79, Class PL, 7.00%, 6/25/23	62,108	67,065

Series 1993-104, Class ZB, 6.50%, 7/25/23	26,119	28,071

Series 1993-121, Class Z, 7.00%, 7/25/23	372,480	396,155

Series 1993-141, Class Z, 7.00%, 8/25/23	84,046	90,998

Series 1994-42, Class ZQ, 7.00%, 4/25/24	589,790	640,713

Series 1994-79, Class Z, 7.00%, 4/25/24	110,827	120,116

Series 1994-89, Class ZQ, 8.00%, 7/25/24	106,687	118,320

Series 1996-35, Class Z, 7.00%, 7/25/26	34,388	38,814

Series 1998-16, Class H, 7.00%, 4/18/28	151,402	174,922

Series 1998-44, Class ZA, 6.50%, 7/20/28	250,568	283,672

Series 1999-25, Class Z, 6.00%, 6/25/29	258,554	296,609

Series 2000-2, Class ZE, 7.50%, 2/25/30	60,751	70,951

Series 2000-49, Class A, 8.00%, 3/18/27	184,303	208,679

Series 2001-31, Class ZA, 6.00%, 7/25/31	2,046,445	2,349,268

Series 2001-74, Class QE, 6.00%, 12/25/31	535,125	619,455

Series 2009-48, Class WA, 5.846%, 7/25/39(15)	2,675,933	2,982,116

Series 2011-38, Class SA, 12.038%, (13.50% - 1 mo. USD LIBOR x 3), 5/25/41(9)(16)	3,901,841	5,342,936

Interest Only:(14)

Series 424, Class C8, 3.50%, 2/25/48	20,694,176	1,686,803

Series 2018-21, Class IO, 3.00%, 4/25/48	21,652,767	1,635,096

Series 2018-58, Class BI, 4.00%, 8/25/48	3,246,114	264,830

		$18,120,738

Federal National Mortgage Association Connecticut Avenue Securities:

Series 2016-C03, Class 1M2, 5.787%, (1 mo. USD LIBOR + 5.30%), 10/25/28(9)	$1,576,341	$1,601,544

Series 2017-C03, Class 1M2C, 3.487%, (1 mo. USD LIBOR + 3.00%), 10/25/29(9)	2,116,893	1,741,774

Series 2017-C07, Class 1M2, 2.887%, (1 mo. USD LIBOR + 2.40%), 5/25/30(9)	6,456,848	6,009,875

Series 2017-C07, Class 1M2C, 2.887%, (1 mo. USD LIBOR + 2.40%), 5/25/30(9)	3,942,383	3,207,625

Series 2018-C01, Class 1M2, 2.737%, (1 mo. USD LIBOR + 2.25%), 7/25/30(9)	5,000,000	4,436,026

Series 2018-C03, Class 1M2, 2.637%, (1 mo. USD LIBOR + 2.15%), 10/25/30(9)	5,500,000	4,896,493

Series 2018-C06, Class 1M2, 2.487%, (1 mo. USD LIBOR + 2.00%), 3/25/31(9)	876,334	796,544

Series 2018-R07, Class 1M2, 2.887%, (1 mo. USD LIBOR + 2.40%), 4/25/31(4)(9)	420,514	393,039

Series 2019-R02, Class 1M2, 2.787%, (1 mo. USD LIBOR + 2.30%), 8/25/31(4)(9)	1,501,999	1,387,695

21	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal National Mortgage Association Connecticut Avenue Securities: (continued)

Series 2019-R05, Class 1M2, 2.487%, (1 mo. USD LIBOR + 2.00%), 7/25/39(4)(9)	$713,863	$657,980

Series 2019-R07, Class 1M2, 2.587%, (1 mo. USD LIBOR + 2.10%), 10/25/39(4)(9)	2,101,177	1,838,153

Series 2020-R01, Class 1M2, 2.537%, (1 mo. USD LIBOR + 2.05%), 1/25/40(4)(9)	6,091,416	4,658,653

		$31,625,401

Government National Mortgage Association:

Series 2001-35, Class K, 6.45%, 10/26/23	$37,583	$40,162

		$40,162

Total Collateralized Mortgage Obligations (identified cost $91,869,638)		$80,738,694

Mortgage Pass-Throughs — 2.8%
Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:

2.845%, (COF + 1.25%), with maturity at 2035(17)	$1,231,551	$1,241,514

3.472%, (COF + 2.39%), with maturity at 2023(17)	12,535	12,564

3.924%, (COF + 1.25%), with maturity at 2029(17)	10,370	10,720

4.364%, (1 yr. CMT + 2.33%), with maturity at 2036(17)	1,047,182	1,097,915

4.403%, (COF + 1.25%), with maturity at 2030(17)	250,041	260,262

4.50%, with maturity at 2035	204,307	221,029

6.00%, with various maturities to 2035	5,487,268	6,305,629

6.50%, with various maturities to 2032	6,218,390	7,145,895

6.60%, with maturity at 2030	600,312	685,094

7.00%, with various maturities to 2036	8,775,805	10,046,475

7.31%, with maturity at 2026	20,995	22,940

7.50%, with various maturities to 2035	3,899,464	4,376,394

7.95%, with maturity at 2022	45,515	45,660

8.00%, with various maturities to 2030	887,566	965,730

8.15%, with maturity at 2021	1,860	1,895

8.50%, with maturity at 2025	42,029	43,023

9.00%, with various maturities to 2027	98,738	105,432

9.50%, with maturity at 2027	38,735	43,229

10.00%, with maturity at 2020	25	25

10.50%, with maturity at 2021	541	546

		$32,631,971

Security	Principal Amount	Value

Federal National Mortgage Association:

2.239%, (COF + 1.25%), with maturity at 2027(17)	$72,142	$71,915

2.286%, (COF + 1.25%), with various maturities to 2033(17)	1,638,730	1,633,175

2.384%, (COF + 1.40%), with maturity at 2025(17)	281,202	280,637

2.584%, (COF + 1.60%), with maturity at 2024(17)	115,022	115,096

3.396%, (COF + 1.25%), with maturity at 2034(17)	575,586	585,934

3.445%, (COF + 1.25%), with maturity at 2035(17)	1,474,875	1,497,223

3.79%, (1 yr. CMT + 2.15%), with maturity at 2028(17)	97,621	101,793

4.005%, (COF + 1.77%), with maturity at 2035(17)	2,004,754	2,063,303

6.00%, with various maturities to 2035	18,435,665	21,412,885

6.328%, (COF + 2.00%, Floor 6.328%), with maturity at 2032(17)	577,378	626,542

6.50%, with various maturities to 2038	7,562,138	8,584,190

7.00%, with various maturities to 2035	11,962,844	13,823,851

7.50%, with various maturities to 2027	61,536	65,795

7.643%, (1 yr. CMT + 2.15%), with maturity at 2025(17)	16,931	17,752

8.00%, with various maturities to 2026	12,199	12,752

8.50%, with various maturities to 2037	1,529,237	1,771,960

9.00%, with various maturities to 2032	198,526	219,493

9.251%, with maturity at 2028	616	632

9.50%, with various maturities to 2031	74,183	80,844

9.543%, with maturity at 2027	2,682	2,876

10.50%, with maturity at 2029	25,309	29,844

11.50%, with maturity at 2031	110,661	132,983

		$53,131,475

Government National Mortgage Association:

3.125%, (1 yr. CMT + 1.50%), with maturity at 2024(17)	$125,421	$128,468

6.50%, with various maturities to 2032	346,586	388,088

7.00%, with various maturities to 2031	590,350	664,930

7.50%, with various maturities to 2028	86,201	95,439

8.00%, with various maturities to 2023	49,319	52,586

9.00%, with maturity at 2025	15,657	16,686

9.50%, with various maturities to 2021	2,081	2,116

		$1,348,313

Total Mortgage Pass-Throughs (identified cost $82,482,873)		$87,111,759

22	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 0.1%
Security	Principal Amount	Value

U.S. Treasury Bond, 7.875%, 2/15/21	$1,500,000	$1,591,523

Total U.S. Treasury Obligations (identified cost $1,524,690)		$1,591,523

U.S. Government Guaranteed Small Business Administration Loans(18)(19) — 0.7%
Security	Principal Amount (000’s omitted)	Value

1.11%, 9/15/42	$1,679	$59,912

1.41%, 9/15/42	1,111	51,316

1.61%, 9/15/42	1,899	106,162

1.66%, 8/15/42 to 4/15/43	7,264	404,855

1.91%, 8/15/42 to 4/15/43	13,323	854,882

1.93%, 3/15/41 to 5/15/42	2,134	130,708

1.96%, 9/15/42	2,939	176,420

2.03%, 8/15/32	801	44,985

2.11%, 8/15/42 to 9/15/42	5,978	409,142

2.16%, 2/15/42 to 4/15/43	16,291	1,226,599

2.21%, 9/15/42	2,642	184,397

2.28%, 3/15/43	2,752	248,587

2.36%, 9/15/42	1,972	152,438

2.38%, 2/15/41	660	43,612

2.39%, 7/15/39	1,015	64,139

2.41%, 12/15/41 to 4/15/43	23,621	2,028,898

2.46%, 3/15/28 to 4/15/43	10,125	793,067

2.53%, 6/15/36	868	49,893

2.56%, 5/15/37	1,387	83,952

2.58%, 9/15/42	2,493	208,612

2.61%, 9/15/42	2,889	255,762

2.63%, 11/15/36	623	36,058

2.66%, 4/15/43	8,177	800,226

2.69%, 10/4/23 to 8/25/42(20)	30,950	2,245,913

2.91%, 10/15/42 to 4/15/43	16,462	1,762,868

2.93%, 4/15/42	925	98,642

2.96%, 7/15/27 to 2/15/43	8,183	645,484

2.98%, 7/15/43	1,214	131,243

2.99%, 2/15/29	900	65,954

3.03%, 4/15/41 to 7/15/41	1,886	171,570

3.16%, 9/15/42 to 4/15/43	6,420	779,893

3.21%, 6/15/27 to 3/15/43	8,571	896,601

3.29%, 12/15/42	3,560	434,021

3.34%, 12/28/26 to 8/17/42(20)	34,799	2,564,283

3.41%, 3/15/43 to 4/15/43	8,270	1,012,311

3.46%, 3/15/27 to 9/15/42	5,349	574,018

Security	Principal Amount (000’s omitted)	Value

3.66%, 9/15/42 to 6/15/43	$9,575	$1,357,653

3.69%, 3/15/43	1,354	218,423

3.71%, 2/15/28 to 10/15/42	13,390	1,362,126

3.78%, 5/15/27 to 9/15/42	4,090	483,441

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $27,807,608)		$23,219,066

Total Debt Obligations — United States (identified cost $233,748,809)		$218,906,479

Common Stocks — 2.1%
Security	Shares	Value

Cyprus — 0.1%

Bank of Cyprus Holdings PLC(21)	4,401,002	$3,174,453

Total Cyprus		$3,174,453

Greece — 0.3%

Alpha Bank AE(21)	1,247,900	$911,248

Eurobank Ergasias Services and Holdings S.A.(21)	2,679,600	1,082,371

Hellenic Telecommunications Organization S.A.	171,200	2,261,807

JUMBO S.A.	123,900	1,939,023

National Bank of Greece S.A.(21)	776,900	1,053,534

OPAP S.A.	215,671	1,931,832

Piraeus Bank S.A.(21)	716,900	956,861

Total Greece		$10,136,676

Iceland — 0.8%

Arion Banki HF(4)(21)	13,876,503	$5,378,100

Eik Fasteignafelag HF	51,609,452	2,381,710

Eimskipafelag Islands HF(21)	3,639,045	3,219,423

Hagar HF	13,723,319	4,367,770

Reginn HF(21)	19,224,700	2,217,273

Reitir Fasteignafelag HF	8,110,081	2,810,237

Siminn HF	86,467,161	3,485,278

Total Iceland		$23,859,791

Serbia — 0.1%

Komercijalna Banka AD Beograd(21)	84,003	$1,924,075

Total Serbia		$1,924,075

Singapore — 0.2%

Yoma Strategic Holdings, Ltd.(21)	43,974,000	$6,137,556

Total Singapore		$6,137,556

23	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Shares	Value

Sri Lanka — 0.1%

Softlogic Life Insurance PLC		23,762,288	$3,581,943

Total Sri Lanka			$3,581,943

Vietnam — 0.5%

Bank for Foreign Trade of Vietnam JSC		539,910	$1,566,943

Bank for Investment and Development of Vietnam JSC		468,816	715,844

Binh Minh Plastics JSC		39,120	78,884

Coteccons Construction JSC		133,000	357,094

FPT Corp.		412,440	956,874

Hoa Phat Group JSC(21)		794,407	727,586

KIDO Group Corp.		24,450	18,056

Masan Group Corp.(21)		429,280	1,076,152

Military Commercial Joint Stock Bank(21)		1,863,880	1,357,715

PetroVietnam Nhon Trach 2 Power JSC		485,400	427,512

Phu Nhuan Jewelry JSC		532,630	1,384,101

Refrigeration Electrical Engineering Corp.		807,810	1,035,411

SSI Securities Corp.		775,425	431,282

Viet Capital Securities JSC		448,200	338,098

Vietnam Dairy Products JSC		395,068	1,670,853

Vietnam Prosperity JSC Bank(21)		1,581,255	1,392,916

Vietnam Technological & Commercial Joint Stock Bank(21)		781,800	614,121

Vingroup JSC(21)		632,834	2,483,486

Total Vietnam			$16,632,928

Total Common Stocks (identified cost $111,811,752)			$65,447,422

Short-Term Investments — 29.4%
Foreign Government Securities — 0.6%
Security		Principal Amount (000’s omitted)	Value

Georgia — 0.6%

Bank of Georgia Promissory Note, 7.40%, 5/13/20	GEL	1,565	$488,637

Bank of Georgia Promissory Note, 7.40%, 5/18/20	GEL	2,302	717,820

Bank of Georgia Promissory Note, 7.50%, 5/26/20	GEL	2,879	894,475

Bank of Georgia Promissory Note, 7.50%, 5/28/20	GEL	7,363	2,284,904

Bank of Georgia Promissory Note, 7.50%, 6/10/20	GEL	1,309	405,321

Bank of Georgia Promissory Note, 7.50%, 6/12/20	GEL	1,021	316,012

Bank of Georgia Promissory Note, 7.50%, 6/15/20	GEL	2,028	627,241

Bank of Georgia Promissory Note, 7.50%, 6/16/20	GEL	1,185	366,534

Bank of Georgia Promissory Note, 7.50%, 6/17/20	GEL	1,944	601,212

Security		Principal Amount (000’s omitted)	Value

Georgia (continued)

Bank of Georgia Promissory Note, 7.50%, 6/19/20	GEL	2,140	$661,699

Bank of Georgia Promissory Note, 7.50%, 6/26/20	GEL	2,843	878,066

Bank of Georgia Promissory Note, 7.50%, 6/29/20	GEL	2,384	736,265

Georgia Treasury Bill, 0.00%, 5/7/20	GEL	1,815	564,514

Georgia Treasury Bill, 0.00%, 5/14/20	GEL	4,290	1,332,753

Georgia Treasury Bill, 0.00%, 6/4/20	GEL	2,686	830,712

Georgia Treasury Bill, 0.00%, 6/11/20	GEL	3,269	1,009,304

Georgia Treasury Bill, 0.00%, 7/2/20	GEL	160	49,176

Georgia Treasury Bill, 0.00%, 1/14/21	GEL	3,982	1,167,948

Georgia Treasury Bill, 0.00%, 2/11/21	GEL	11,447	3,334,149

Total Georgia			$17,266,742

Total Foreign Government Securities (identified cost $19,717,358)			$17,266,742

U.S. Treasury Obligations — 6.6%
Security		Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/21/20(22)		$54,900	$54,897,330

U.S. Treasury Bill, 0.00%, 7/30/20		150,000	149,964,843

Total U.S. Treasury Obligations (identified cost $204,860,669)			$204,862,173

Repurchase Agreements — 0.0%(1)
Description		Principal Amount (000’s omitted)	Value

JPMorgan Chase Bank, N.A.:

Dated 4/22/20 with an interest rate of 0.65% payable by the Portfolio, collateralized by $1,000,000 Republic of Angola 9.125%, due 11/26/49 and a market value, including accrued interest, of $449,288(23)		$470	$469,890

Total Repurchase Agreements (identified cost $469,890)			$469,890

24	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Other — 22.2%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.47%(24)	694,904,361	$694,904,361

Total Other (identified cost $694,864,525)		$694,904,361

Total Short-Term Investments (identified cost $919,912,442)		$917,503,166

Total Purchased Options — 0.0%(1) (identified cost $623,662)		$37

Total Investments — 93.9% (identified cost $3,092,699,901)		$2,930,923,522

Securities Sold Short — (0.3)%
Common Stocks — (0.3)%
Security	Shares	Value

Ashmore Group PLC	(1,867,300)	$(8,902,974)

Total Common Stocks		$(8,902,974)

Total Securities Sold Short (proceeds $12,025,557)		$(8,902,974)

Other Assets, Less Liabilities — 6.4%		$201,298,537

Net Assets — 100.0%		$3,123,319,085

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Amount is less than 0.05%.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities is $667,261,775 or 21.4% of the Portfolio’s net assets.

(3)	Step coupon security. Interest rate represents the rate in effect at April 30, 2020.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $123,878,634 or 4.0% of the Portfolio’s net assets.

(5)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(7)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(9)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2020.

(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(11)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(12)	Fixed-rate loan.

(13)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(14)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(15)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2020.

(16)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2020.

(17)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2020.

(18)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(19)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro rata basis with all securities in the trust.

(20)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2020 of all interest only securities comprising the certificate.

(21)	Non-income producing security.

(22)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(23)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(24)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

25	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Currency Options — 0.0%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value

Call BRL/Put USD	Standard Chartered Bank	USD	36,740,000	BRL	3.57	7/20/20	$37

Total							$37

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

BRL	43,350,000	USD	8,344,144	5/5/20	$(372,317)

BRL	43,350,000	USD	7,987,839	5/5/20	(16,011)

USD	8,406,213	BRL	43,350,000	5/5/20	434,386

USD	7,987,839	BRL	43,350,000	5/5/20	16,011

CLP	13,423,553,874	USD	17,123,409	5/7/20	(1,043,968)

USD	17,247,275	CLP	13,423,553,874	5/7/20	1,167,834

EUR	18,891,147	USD	20,568,775	5/8/20	134,133

EUR	8,851,532	USD	9,616,574	5/8/20	83,867

EUR	11,052,000	USD	12,033,473	5/8/20	78,472

PHP	256,728,338	USD	5,035,370	5/8/20	56,043

USD	21,252,508	EUR	19,083,051	5/8/20	339,291

USD	7,115,358	EUR	6,376,340	5/8/20	127,493

USD	5,177,776	EUR	4,640,000	5/8/20	92,775

USD	1,828,960	EUR	1,639,000	5/8/20	32,771

USD	6,286,760	EUR	5,774,000	5/8/20	(40,997)

USD	12,076,959	EUR	11,091,939	5/8/20	(78,756)

USD	31,463,002	EUR	28,896,820	5/8/20	(205,176)

USD	35,671,091	EUR	32,761,689	5/8/20	(232,617)

USD	38,718,206	EUR	35,560,276	5/8/20	(252,488)

USD	41,096,288	PHP	2,095,294,228	5/8/20	(457,396)

USD	34,835,115	KRW	41,310,962,579	5/12/20	909,839

AUD	24,417,818	USD	15,579,545	5/15/20	332,816

USD	18,448,642	AUD	29,255,000	5/15/20	(615,965)

CAD	69,790,100	USD	52,749,006	5/20/20	(2,609,919)

USD	52,241,618	CAD	69,790,100	5/20/20	2,102,531

USD	6,383,833	NZD	10,720,267	5/20/20	(191,723)

USD	11,947,471	NZD	20,063,194	5/20/20	(358,813)

USD	7,510,288	JPY	830,713,000	5/21/20	(231,981)

INR	785,552,200	USD	10,892,671	5/22/20	(479,041)

INR	1,037,630,000	USD	14,386,052	5/22/20	(630,766)

USD	8,364,947	EUR	7,703,664	5/22/20	(79,781)

USD	40,032,697	EUR	36,771,945	5/22/20	(276,569)

USD	47,229,686	EUR	43,382,723	5/22/20	(326,290)

USD	7,772,944	INR	598,944,200	5/22/20	(166,927)

USD	7,681,276	INR	592,645,000	5/22/20	(175,091)

USD	8,183,058	INR	631,593,000	5/22/20	(189,620)

26	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

JPY	8,574,262,485	USD	77,435,835	5/26/20	$2,481,756

USD	9,803,642	JPY	1,049,872,000	5/26/20	18,166

USD	11,600,204	JPY	1,260,091,883	5/26/20	(144,655)

USD	25,473,428	JPY	2,820,604,435	5/26/20	(816,403)

USD	48,788,660	ZAR	717,447,000	5/26/20	10,171,706

USD	5,650,196	ZAR	103,617,246	5/26/20	72,944

ZAR	1,244,734,300	USD	67,874,729	5/26/20	(876,266)

USD	4,949,504	PHP	254,454,000	6/2/20	(85,330)

USD	1,261,995	NZD	2,129,000	6/8/20	(43,732)

USD	3,891,496	NZD	6,565,000	6/8/20	(134,851)

AUD	14,764,582	USD	8,996,665	6/9/20	625,801

AUD	31,921,000	USD	21,161,299	6/9/20	(357,544)

TWD	594,430,000	USD	19,994,282	6/9/20	114,823

TWD	464,170,000	USD	15,612,849	6/9/20	89,661

USD	35,589,175	TWD	1,058,600,000	6/9/20	(222,440)

JPY	625,358,000	USD	5,813,606	6/10/20	16,334

JPY	3,012,675,633	USD	28,584,074	6/10/20	(498,210)

AUD	56,089,807	USD	34,308,536	6/12/20	2,246,876

AUD	24,047,320	USD	15,656,729	6/12/20	15,632

AUD	92,906,533	USD	60,828,880	6/12/20	(278,901)

USD	71,726,696	AUD	109,551,230	6/12/20	328,868

USD	7,854,238	AUD	12,924,000	6/12/20	(568,721)

USD	25,787,644	AUD	42,159,303	6/12/20	(1,688,840)

USD	31,979,795	NZD	50,858,000	6/12/20	789,098

USD	4,070,259	NZD	6,473,000	6/12/20	100,433

GBP	3,930,000	USD	4,611,934	6/18/20	338,817

GBP	7,387,574	USD	9,053,250	6/18/20	253,120

USD	54,211,050	ZAR	817,827,898	6/18/20	10,288,287

CAD	11,700,000	USD	8,079,274	6/22/20	327,116

CAD	5,280,000	USD	3,644,053	6/22/20	149,600

CAD	5,587,000	USD	3,989,489	6/22/20	24,742

NZD	13,944,849	USD	8,353,662	6/29/20	197,684

USD	38,394,912	NZD	64,093,000	6/29/20	(908,591)

GBP	6,719,000	USD	8,093,170	6/30/20	371,454

EUR	28,896,819	USD	31,228,504	7/6/20	478,230

EUR	8,035,900	USD	8,834,427	7/6/20	(17,120)

EUR	10,368,739	USD	11,436,200	7/6/20	(59,210)

EUR	35,397,612	USD	39,417,011	7/6/20	(577,350)

USD	210,221,015	EUR	188,784,532	7/6/20	3,079,155

USD	10,244,660	EUR	9,200,000	7/6/20	150,056

USD	13,401,424	EUR	12,400,803	7/6/20	(205,228)

USD	14,880,536	EUR	13,769,477	7/6/20	(227,879)

USD	42,242,013	EUR	39,088,002	7/6/20	(646,890)

USD	46,177,304	EUR	42,729,464	7/6/20	(707,155)

27	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	2,473,324	NZD	4,158,000	7/9/20	$(76,305)

USD	6,468,236	NZD	10,874,000	7/9/20	(199,554)

USD	81,884,413	EUR	72,337,013	7/10/20	2,506,440

USD	41,399,577	EUR	36,572,549	7/10/20	1,267,220

USD	4,075,146	EUR	3,600,000	7/10/20	124,738

CHF	22,895,000	USD	23,738,426	7/15/20	29,202

CHF	22,930,000	USD	23,812,986	7/15/20	(9,023)

NOK	324,146,700	USD	31,568,477	7/16/20	83,826

EUR	7,926,000	USD	8,647,345	7/17/20	51,467

EUR	1,818,678	USD	2,051,160	7/17/20	(55,154)

EUR	5,774,000	USD	6,512,090	7/17/20	(175,105)

NZD	14,215,000	USD	8,627,084	7/17/20	88,852

USD	76,820,574	EUR	68,113,611	7/17/20	2,065,650

USD	8,939,181	EUR	7,926,000	7/17/20	240,368

USD	17,810,856	EUR	16,075,505	7/17/20	167,933

USD	2,051,159	EUR	1,818,678	7/17/20	55,154

USD	32,602,375	EUR	29,895,900	7/17/20	(208,478)

USD	8,981,513	NZD	14,799,000	7/17/20	(92,502)

USD	18,073,482	NZD	29,780,000	7/17/20	(186,142)

IDR	148,621,203,894	USD	9,162,836	7/21/20	478,188

USD	5,955,559	IDR	82,526,178,894	7/21/20	602,104

USD	4,767,041	IDR	66,095,025,000	7/21/20	479,472

USD	30,847,775	KRW	37,995,203,878	7/29/20	(474,801)

USD	8,234,827	SGD	11,272,943	8/6/20	237,361

USD	17,541,191	ZAR	296,497,000	8/19/20	1,706,715

USD	11,710,678	ZAR	203,952,000	8/19/20	818,584

USD	223,673	ZAR	4,247,300	9/17/20	(2,564)

USD	14,742,876	ZAR	279,951,000	9/17/20	(168,985)

USD	67,641,986	ZAR	1,284,446,912	9/17/20	(775,324)

ZAR	257,360,000	USD	13,553,181	9/17/20	155,350

					$29,275,780

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	41,443,836	HUF	15,049,500,000	BNP Paribas	5/4/20	$—	$(1,370,247)

EUR	951,903	HUF	340,010,000	JPMorgan Chase Bank, N.A.	5/4/20	—	(13,894)

HUF	15,389,510,000	EUR	43,314,129	BNP Paribas	5/4/20	377,723	—

EUR	23,215,016	HUF	8,187,472,000	BNP Paribas	5/5/20	—	(13,357)

EUR	20,397,174	HUF	7,202,038,000	BNP Paribas	5/5/20	—	(37,735)

EUR	57,841,181	PLN	262,512,200	BNP Paribas	5/5/20	110,986	—

EUR	357,015	RON	1,729,000	Goldman Sachs International	5/5/20	—	(318)

28	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	8,668,456	RON	41,977,000	JPMorgan Chase Bank, N.A.	5/5/20	$—	$(6,875)

EUR	6,878,443	USD	7,533,050	Bank of America, N.A.	5/5/20	4,688	—

EUR	1,374,333	USD	1,505,126	Bank of America, N.A.	5/5/20	937	—

EUR	347,238	USD	380,284	Bank of America, N.A.	5/5/20	237	—

EUR	7,703,664	USD	8,362,328	Goldman Sachs International	5/5/20	79,730	—

EUR	5,022,492	USD	5,455,923	UBS AG	5/5/20	47,973	—

EUR	4,445,000	USD	4,828,595	UBS AG	5/5/20	42,457	—

EUR	2,314,559	USD	2,514,301	UBS AG	5/5/20	22,108	—

EUR	1,884,473	USD	2,047,099	UBS AG	5/5/20	18,000	—

EUR	1,850,344	USD	2,010,025	UBS AG	5/5/20	17,674	—

EUR	1,189,129	USD	1,291,749	UBS AG	5/5/20	11,358	—

EUR	1,184,298	USD	1,286,501	UBS AG	5/5/20	11,312	—

EUR	1,114,643	USD	1,210,835	UBS AG	5/5/20	10,647	—

HUF	44,391,000	EUR	125,843	Citibank, N.A.	5/5/20	100	—

HUF	12,292,800,000	EUR	34,825,499	Standard Chartered Bank	5/5/20	52,815	—

HUF	3,052,319,000	EUR	8,641,132	UBS AG	5/5/20	19,784	—

PLN	16,226,000	EUR	3,579,696	Standard Chartered Bank	5/5/20	—	(11,798)

PLN	117,620,000	EUR	25,883,873	Standard Chartered Bank	5/5/20	—	(14,464)

PLN	128,666,200	EUR	28,362,696	UBS AG	5/5/20	—	(68,377)

RON	971,800	EUR	200,698	Citibank, N.A.	5/5/20	141	—

RON	42,734,200	EUR	8,825,739	Standard Chartered Bank	5/5/20	5,994	—

USD	1,220,722	EUR	1,114,643	Bank of America, N.A.	5/5/20	—	(760)

USD	1,297,005	EUR	1,184,298	Bank of America, N.A.	5/5/20	—	(807)

USD	1,302,296	EUR	1,189,129	Bank of America, N.A.	5/5/20	—	(811)

USD	2,026,438	EUR	1,850,344	Bank of America, N.A.	5/5/20	—	(1,261)

USD	2,063,815	EUR	1,884,473	Bank of America, N.A.	5/5/20	—	(1,284)

USD	2,534,831	EUR	2,314,559	Bank of America, N.A.	5/5/20	—	(1,578)

USD	4,868,022	EUR	4,445,000	Bank of America, N.A.	5/5/20	—	(3,030)

USD	8,436,807	EUR	7,703,664	Bank of America, N.A.	5/5/20	—	(5,251)

USD	377,204	EUR	347,238	UBS AG	5/5/20	—	(3,317)

USD	1,492,935	EUR	1,374,333	UBS AG	5/5/20	—	(13,127)

USD	2,218,056	EUR	2,040,395	UBS AG	5/5/20	—	(17,910)

USD	3,239,023	EUR	2,982,097	UBS AG	5/5/20	—	(28,907)

USD	7,472,039	EUR	6,878,443	UBS AG	5/5/20	—	(65,700)

USD	3,309,603	ZAR	60,110,000	Bank of America, N.A.	5/5/20	66,637	—

USD	5,125,456	ZAR	92,842,000	Credit Agricole Corporate and Investment Bank	5/5/20	116,581	—

USD	5,679,992	ZAR	103,617,246	Credit Agricole Corporate and Investment Bank	5/5/20	89,786	—

USD	68,024,043	ZAR	1,244,734,300	Standard Chartered Bank	5/5/20	869,971	—

USD	5,059,200	ZAR	91,690,000	Standard Chartered Bank	5/5/20	112,476	—

ZAR	4,036,300	USD	223,420	Bank of America, N.A.	5/5/20	—	(5,659)

ZAR	103,617,246	USD	5,662,716	Standard Chartered Bank	5/5/20	—	(72,511)

ZAR	1,485,340,000	USD	82,109,275	Standard Chartered Bank	5/5/20	—	(1,974,399)

EGP	147,335,000	USD	7,734,121	Goldman Sachs International	5/7/20	1,612,989	—

29	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	9,348,668	EGP	147,335,000	HSBC Bank USA, N.A.	5/7/20	$1,557	$—

USD	4,810,628	UAH	119,496,000	Bank of America, N.A.	5/12/20	394,482	—

USD	4,803,922	UAH	120,050,000	Morgan Stanley & Co. International PLC	5/12/20	367,302	—

EGP	136,520,000	USD	7,185,263	Societe Generale	5/13/20	1,454,968	—

USD	2,585,722	UAH	71,172,000	Citibank, N.A.	5/13/20	—	(43,377)

EUR	15,666,018	HUF	5,396,160,000	JPMorgan Chase Bank, N.A.	5/18/20	399,686	—

USD	26,894,886	THB	849,609,458	Standard Chartered Bank	5/18/20	635,390	—

AED	14,203,000	USD	3,863,185	Standard Chartered Bank	5/21/20	3,165	—

OMR	1,935,000	USD	5,009,709	Standard Chartered Bank	5/21/20	6,223	—

USD	3,854,797	AED	14,203,000	Standard Chartered Bank	5/21/20	—	(11,553)

USD	4,904,943	OMR	1,935,000	Standard Chartered Bank	5/21/20	—	(110,988)

USD	605,446	GHS	3,669,000	ICBC Standard Bank plc	5/22/20	—	(22,497)

USD	1,222,772	GHS	7,410,000	ICBC Standard Bank plc	5/22/20	—	(45,436)

USD	502,391	GHS	3,047,000	JPMorgan Chase Bank, N.A.	5/22/20	—	(19,098)

USD	1,243,931	GHS	7,532,000	JPMorgan Chase Bank, N.A.	5/22/20	—	(45,158)

EUR	15,031,480	HUF	5,364,200,000	Credit Agricole Corporate and Investment Bank	5/26/20	—	(191,969)

EUR	14,538,757	NOK	166,286,000	BNP Paribas	5/26/20	—	(294,017)

USD	1,518,294	GHS	9,254,000	ICBC Standard Bank plc	5/26/20	—	(62,832)

USD	5,944,747	ZAR	91,690,000	Standard Chartered Bank	5/27/20	1,009,996	—

ZAR	91,690,000	USD	5,047,363	Standard Chartered Bank	5/27/20	—	(112,612)

NZD	6,708,000	USD	3,904,995	Morgan Stanley & Co. International PLC	5/29/20	209,306	—

TRY	14,300,000	USD	2,195,182	Standard Chartered Bank	5/29/20	—	(159,921)

TRY	32,590,000	USD	5,016,547	Standard Chartered Bank	5/29/20	—	(378,145)

TRY	73,980,000	USD	11,336,350	Standard Chartered Bank	5/29/20	—	(807,077)

USD	494,042	GHS	3,039,000	JPMorgan Chase Bank, N.A.	5/29/20	—	(24,539)

USD	249,552	GHS	1,531,000	Standard Chartered Bank	5/29/20	—	(11,701)

USD	14,352,956	TRY	91,142,000	Standard Chartered Bank	5/29/20	1,381,085	—

USD	14,353,139	TRY	91,293,000	Standard Chartered Bank	5/29/20	1,359,778	—

USD	14,352,965	TRY	91,343,000	Standard Chartered Bank	5/29/20	1,352,487	—

USD	14,353,057	TRY	91,401,000	Standard Chartered Bank	5/29/20	1,344,324	—

USD	14,352,900	TRY	91,400,000	Standard Chartered Bank	5/29/20	1,344,310	—

USD	268,171	TRY	1,707,085	Standard Chartered Bank	5/29/20	25,209	—

USD	1,575,138	TRY	11,100,000	Standard Chartered Bank	5/29/20	—	(4,680)

EUR	6,878,443	USD	7,476,283	UBS AG	6/2/20	65,480	—

EUR	1,374,333	USD	1,493,783	UBS AG	6/2/20	13,083	—

EUR	347,238	USD	377,418	UBS AG	6/2/20	3,306	—

USD	1,211,523	EUR	1,114,643	UBS AG	6/2/20	—	(10,611)

USD	1,287,231	EUR	1,184,298	UBS AG	6/2/20	—	(11,274)

USD	1,292,483	EUR	1,189,129	UBS AG	6/2/20	—	(11,320)

USD	2,011,167	EUR	1,850,344	UBS AG	6/2/20	—	(17,614)

USD	2,048,262	EUR	1,884,473	UBS AG	6/2/20	—	(17,939)

USD	2,515,729	EUR	2,314,559	UBS AG	6/2/20	—	(22,034)

30	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	4,831,337	EUR	4,445,000	UBS AG	6/2/20	$—	$(42,314)

USD	5,459,022	EUR	5,022,492	UBS AG	6/2/20	—	(47,812)

USD	1,402,011	UAH	39,747,000	Goldman Sachs International	6/2/20	—	(53,361)

USD	624,544	GHS	3,855,000	JPMorgan Chase Bank, N.A.	6/3/20	—	(31,894)

USD	2,036,846	GHS	12,659,000	Standard Chartered Bank	6/4/20	—	(117,850)

USD	765,133	GHS	4,740,000	JPMorgan Chase Bank, N.A.	6/8/20	—	(40,299)

USD	1,288,382	GHS	7,901,000	Standard Chartered Bank	6/8/20	—	(54,176)

USD	9,689,959	THB	304,119,367	Standard Chartered Bank	6/8/20	290,504	—

USD	2,536,643	UAH	71,026,000	Goldman Sachs International	6/9/20	—	(55,524)

UGX	3,554,626,000	USD	880,076	Standard Chartered Bank	6/15/20	45,640	—

USD	1,259,464	GHS	7,752,000	Standard Chartered Bank	6/15/20	—	(53,877)

USD	931,506	UGX	3,554,626,000	Standard Chartered Bank	6/15/20	5,790	—

EUR	30,971,722	PLN	137,564,000	BNP Paribas	6/17/20	821,574	—

EUR	30,071,108	PLN	134,057,000	Goldman Sachs International	6/17/20	678,849	—

PLN	262,512,200	EUR	57,772,760	BNP Paribas	6/17/20	—	(108,737)

USD	741,998	GHS	4,567,000	JPMorgan Chase Bank, N.A.	6/17/20	—	(31,087)

EUR	13,648,144	HUF	4,688,820,000	Citibank, N.A.	6/18/20	401,930	—

EUR	810,736	HUF	279,420,000	Citibank, N.A.	6/18/20	21,105	—

EUR	352,225	RON	1,729,000	Goldman Sachs International	6/18/20	—	(2,893)

EUR	8,543,197	RON	41,977,000	JPMorgan Chase Bank, N.A.	6/18/20	—	(79,229)

RON	1,729,000	EUR	354,808	Goldman Sachs International	6/18/20	60	—

RON	41,977,000	EUR	8,612,433	JPMorgan Chase Bank, N.A.	6/18/20	3,290	—

USD	739,595	GHS	4,567,000	Standard Chartered Bank	6/19/20	—	(32,838)

USD	1,035,855	GHS	6,298,000	JPMorgan Chase Bank, N.A.	6/22/20	—	(28,001)

GBP	13,858,000	USD	16,208,594	Citibank, N.A.	6/23/20	1,249,196	—

USD	7,423,841	THB	241,351,000	Standard Chartered Bank	6/24/20	—	(35,815)

EUR	14,955,037	PLN	69,182,000	Goldman Sachs International	6/25/20	—	(264,963)

EUR	1,668,377	PLN	7,702,773	Citibank, N.A.	6/26/20	—	(25,872)

EUR	13,289,287	PLN	61,480,227	Citibank, N.A.	6/26/20	—	(236,096)

UGX	3,964,490,000	USD	989,391	Citibank, N.A.	6/26/20	40,715	—

USD	936,339	GHS	5,795,000	JPMorgan Chase Bank, N.A.	6/26/20	—	(40,903)

USD	1,036,468	UGX	3,964,490,000	Citibank, N.A.	6/26/20	6,362	—

USD	5,384,570	THB	178,584,633	Standard Chartered Bank	7/1/20	—	(135,171)

UGX	19,325,459,000	USD	4,845,295	Standard Chartered Bank	7/2/20	169,875	—

USD	1,302,249	GHS	7,985,000	Citibank, N.A.	7/2/20	—	(40,913)

USD	1,761,778	UGX	6,950,215,194	Standard Chartered Bank	7/2/20	—	(41,879)

EUR	11,380,389	PLN	52,401,000	Goldman Sachs International	7/3/20	—	(140,513)

EUR	1,807,005	PLN	8,220,000	JPMorgan Chase Bank, N.A.	7/3/20	1,871	—

EUR	11,826,478	PLN	54,429,000	JPMorgan Chase Bank, N.A.	7/3/20	—	(139,752)

EUR	14,599,499	RSD	1,721,134,880	JPMorgan Chase Bank, N.A.	7/6/20	—	(23,203)

USD	3,048,575	CNH	21,690,000	Citibank, N.A.	7/8/20	—	(11,344)

USD	4,270,488	CNH	30,370,000	Citibank, N.A.	7/8/20	—	(13,963)

USD	8,597,571	CNH	61,170,000	Citibank, N.A.	7/8/20	—	(31,992)

USD	11,982,223	CNH	85,212,776	Citibank, N.A.	7/8/20	—	(39,178)

USD	3,799,175	CNH	27,020,000	Standard Chartered Bank	7/8/20	—	(12,674)

31	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	10,714,180	CNH	76,200,000	Standard Chartered Bank	7/8/20	$—	$(35,742)

UGX	16,955,721,000	USD	4,258,092	Standard Chartered Bank	7/10/20	132,008	—

USD	29,827,313	THB	980,879,038	Standard Chartered Bank	7/10/20	—	(490,379)

USD	4,414,403	UGX	16,955,721,000	Standard Chartered Bank	7/10/20	24,303	—

USD	1,284,910	GHS	7,872,000	JPMorgan Chase Bank, N.A.	7/13/20	—	(32,937)

USD	20,132,906	ZAR	309,175,000	Standard Chartered Bank	7/20/20	3,576,372	—

ZAR	105,223,000	USD	6,228,445	Standard Chartered Bank	7/20/20	—	(593,681)

ZAR	203,952,000	USD	11,762,032	Standard Chartered Bank	7/20/20	—	(840,262)

USD	975,460	CRC	556,500,000	Citibank, N.A.	7/21/20	—	(239)

USD	975,411	CRC	563,300,000	Citibank, N.A.	7/22/20	—	(12,095)

BRL	38,197,000	USD	9,913,653	Standard Chartered Bank	7/23/20	—	(2,926,284)

USD	9,910,408	BRL	38,197,000	Standard Chartered Bank	7/23/20	2,923,039	—

USD	3,406,470	CNH	24,220,000	Bank of America, N.A.	7/23/20	—	(9,201)

USD	1,950,692	CRC	1,127,500,000	Citibank, N.A.	7/23/20	—	(25,668)

EUR	21,638,913	RSD	2,551,876,957	Citibank, N.A.	7/24/20	—	(33,399)

SEK	90,456,918	USD	8,872,917	Goldman Sachs International	7/24/20	406,344	—

SEK	40,000,000	USD	3,943,493	Goldman Sachs International	7/24/20	159,792	—

EUR	11,430,819	RSD	1,348,379,351	HSBC Bank USA, N.A.	7/27/20	—	(20,042)

USD	1,625,565	CRC	934,700,000	Citibank, N.A.	8/3/20	—	(10,738)

EUR	43,170,753	HUF	15,389,510,000	BNP Paribas	8/4/20	—	(386,026)

HUF	7,202,038,000	EUR	20,337,272	BNP Paribas	8/4/20	33,455	—

HUF	8,187,472,000	EUR	23,146,106	BNP Paribas	8/4/20	9,328	—

USD	1,235,397	CRC	711,700,000	Citibank, N.A.	8/6/20	—	(10,052)

UGX	2,576,770,000	USD	645,807	Citibank, N.A.	8/10/20	14,197	—

USD	664,458	UGX	2,576,770,000	Citibank, N.A.	8/10/20	4,454	—

USD	975,390	CRC	562,800,000	Citibank, N.A.	8/12/20	—	(8,659)

UGX	3,610,435,000	USD	907,829	Standard Chartered Bank	8/14/20	15,989	—

USD	909,422	UGX	3,610,435,000	Standard Chartered Bank	8/14/20	—	(14,395)

OMR	1,946,000	USD	4,989,744	Deutsche Bank AG	8/27/20	—	(7,027)

USD	4,940,466	OMR	1,946,000	Deutsche Bank AG	8/27/20	—	(42,251)

USD	5,830,940	ZAR	103,617,246	Credit Agricole Corporate and Investment Bank	8/31/20	303,220	—

ZAR	103,617,246	USD	5,616,817	Credit Agricole Corporate and Investment Bank	8/31/20	—	(89,098)

USD	3,271,466	ZAR	60,110,000	Bank of America, N.A.	9/3/20	65,615	—

USD	5,031,612	ZAR	92,842,000	Credit Agricole Corporate and Investment Bank	9/3/20	80,062	—

ZAR	60,110,000	USD	3,272,514	Bank of America, N.A.	9/3/20	—	(66,663)

ZAR	92,842,000	USD	5,067,326	Credit Agricole Corporate and Investment Bank	9/3/20	—	(115,775)

USD	5,208,847	CNH	37,000,000	Citibank, N.A.	10/21/20	2,229	—

EGP	95,900,000	USD	5,407,387	Goldman Sachs International	11/12/20	236,661	—

OMR	2,165,000	USD	5,469,934	BNP Paribas	2/16/21	—	(52,749)

USD	5,479,625	OMR	2,165,000	BNP Paribas	2/16/21	62,440	—

USD	11,506,751	TRY	80,289,000	Standard Chartered Bank	2/26/21	1,057,619	—

32	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	9,205,351	TRY	64,075,000	Standard Chartered Bank	2/26/21	$866,373	$—

USD	9,205,539	TRY	64,092,000	Standard Chartered Bank	2/26/21	864,349	—

USD	5,753,439	TRY	40,237,000	Standard Chartered Bank	2/26/21	516,835	—

USD	1,989,529	TRY	14,440,000	Standard Chartered Bank	2/26/21	110,249	—

USD	4,070,803	TRY	30,870,000	Standard Chartered Bank	2/26/21	53,258	—

USD	22,086	TRY	154,000	Standard Chartered Bank	2/26/21	2,044	—

EGP	75,050,000	USD	4,237,719	Goldman Sachs International	3/8/21	—	(14,809)

EGP	489,295,000	USD	26,999,674	HSBC Bank USA, N.A.	3/8/21	531,956	—

EGP	147,335,000	USD	8,309,927	HSBC Bank USA, N.A.	3/8/21	—	(19,687)

USD	21,908,945	EGP	382,092,000	Goldman Sachs International	3/8/21	409,409	—

USD	21,908,945	EGP	382,092,000	Goldman Sachs International	3/8/21	409,409	—

USD	10,316,284	EGP	179,916,000	Goldman Sachs International	3/8/21	192,779	—

OMR	2,000,000	USD	5,037,783	Standard Chartered Bank	3/10/21	—	(50,022)

USD	46,099,201	OMR	18,170,000	Standard Chartered Bank	3/10/21	785,385	—

USD	8,023,144	BHD	3,039,167	Standard Chartered Bank	3/11/21	—	(19,122)

USD	6,685,631	SAR	25,265,000	Standard Chartered Bank	3/11/21	—	(19,577)

USD	10,723,443	BHD	4,061,000	Standard Chartered Bank	3/16/21	—	(22,390)

USD	23,189,500	OMR	9,138,750	Standard Chartered Bank	3/29/21	463,519	—

USD	23,457,728	AED	86,430,000	BNP Paribas	4/5/21	—	(15,938)

USD	100,000,000	AED	368,410,000	Credit Agricole Corporate and Investment Bank	4/5/21	—	(57,080)

USD	6,889,064	AED	25,380,000	BNP Paribas	4/8/21	—	(3,806)

USD	13,779,125	AED	50,749,895	BNP Paribas	4/8/21	—	(3,870)

USD	77,166,210	AED	284,180,000	Standard Chartered Bank	4/8/21	—	(13,293)

USD	61,323,814	AED	225,892,400	Standard Chartered Bank	4/8/21	—	(25,553)

USD	9,084,659	OMR	3,568,000	BNP Paribas	4/8/21	225,153	—

USD	7,091,855	OMR	2,781,000	Standard Chartered Bank	4/26/21	205,077	—

USD	17,461,490	OMR	6,858,000	Standard Chartered Bank	5/27/21	546,950	—

USD	9,440,346	OMR	3,711,000	BNP Paribas	7/6/21	332,480	—

USD	9,949,641	OMR	3,912,000	Standard Chartered Bank	7/6/21	348,463	—

USD	8,422,392	OMR	3,310,000	BNP Paribas	7/19/21	311,635	—

USD	35,093,372	OMR	13,793,450	Standard Chartered Bank	8/9/21	1,380,920	—

USD	1,085,187	AED	4,000,000	Standard Chartered Bank	1/31/22	2,409	—

USD	78,294,208	AED	288,627,683	Standard Chartered Bank	2/10/22	173,247	—

USD	6,701,464	BHD	2,555,000	Bank of America, N.A.	3/14/22	—	(3,644)

USD	13,371,339	SAR	50,898,000	Standard Chartered Bank	3/14/22	—	(50,858)

USD	32,193,679	SAR	122,510,000	Standard Chartered Bank	3/14/22	—	(113,157)

USD	3,538,199	BHD	1,350,000	Credit Agricole Corporate and Investment Bank	3/16/22	—	(4,439)

USD	13,404,845	BHD	5,116,000	Standard Chartered Bank	3/16/22	—	(20,442)

USD	3,038,592	BHD	1,171,833	Standard Chartered Bank	3/16/22	—	(36,505)

USD	6,701,258	BHD	2,583,000	Standard Chartered Bank	3/16/22	—	(76,990)

USD	14,866,113	SAR	56,350,000	BNP Paribas	3/24/22	8,811	—

USD	22,298,945	SAR	84,513,000	HSBC Bank USA, N.A.	3/24/22	16,156	—

USD	26,680,048	SAR	101,024,000	Standard Chartered Bank	3/28/22	45,837	—

						$36,720,832	$(14,578,436)

33	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)

5/6/20	COP	37,121,000	Republic of Colombia, 10.00%, 7/24/24	Goldman Sachs International	$9,376,358	$—

5/6/20	COP	31,259,800	Republic of Colombia, 10.00%, 7/24/24	Goldman Sachs International	7,895,883	—

						$—

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures

E-mini S&P 500 Index	62	Long	6/19/20	$8,997,440	$(135,935)

SPI 200 Index	84	Long	6/18/20	7,487,960	508,788

TOPIX Index	61	Long	6/11/20	8,202,353	345,935

Interest Rate Futures

Euro-Bobl	(131)	Short	6/8/20	(19,516,478)	30,147

Euro-Bund	(53)	Short	6/8/20	(10,130,899)	14,520

Euro-Buxl	(68)	Short	6/8/20	(16,334,295)	550,351

U.S. 2-Year Treasury Note	(151)	Short	6/30/20	(33,284,883)	(457,719)

U.S. 5-Year Treasury Note	(523)	Short	6/30/20	(65,628,328)	(1,692,516)

U.S. 10-Year Treasury Note	(171)	Short	6/19/20	(23,779,688)	(153,140)

U.S. Ultra-Long Treasury Bond	(19)	Short	6/19/20	(4,270,844)	(6,079)

					$(995,648)

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	13,634	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	$(2,033,961)

EUR	13,669	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	(2,084,912)

EUR	13,346	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	(2,080,420)

34	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Inflation Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	13,427	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	$(2,182,685)

EUR	13,634	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	4,020,646

EUR	13,669	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	4,048,581

EUR	13,346	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	4,053,474

EUR	13,427	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	4,370,768

EUR	1,231	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	521,355

USD	3,927	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	(874,047)

USD	6,107	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	(1,277,125)

USD	6,072	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	(1,308,297)

USD	6,054	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	(1,312,253)

USD	5,275	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	(1,311,399)

							$2,549,725

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	–	Harmonised Indices of Consumer Prices

35	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CAD	41,210	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.80% (pays semi-annually)	6/11/24	$(1,293,091)	$—	$(1,293,091)

CAD	20,350	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.70% (pays semi-annually)	2/19/25	(642,346)	—	(642,346)

CAD	23,340	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.71% (pays semi-annually)	2/19/25	(741,916)	—	(741,916)

CNY	102,100	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	817,554	—	817,554

CNY	163,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	1,309,849	—	1,309,849

CNY	408,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	3,264,608	—	3,264,608

CNY	59,180	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	403,636	—	403,636

CNY	59,180	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	402,945	—	402,945

CNY	78,906	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	535,873	—	535,873

CNY	118,359	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	807,266	—	807,266

CNY	120,332	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	822,480	—	822,480

CNY	39,453	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.87% (pays quarterly)	6/10/24	261,756	—	261,756

CNY	77,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.96% (pays quarterly)	6/12/24	549,603	—	549,603

CNY	147,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.95% (pays quarterly)	6/12/24	1,042,074	—	1,042,074

CNY	180,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.94% (pays quarterly)	6/12/24	1,269,020	—	1,269,020

CNY	231,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.94% (pays quarterly)	6/12/24	1,626,282	—	1,626,282

CNY	42,255	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.22% (pays quarterly)	6/19/24	365,897	—	365,897

CNY	147,945	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.22% (pays quarterly)	6/19/24	1,281,093	—	1,281,093

CNY	111,819	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.67% (pays quarterly)	8/12/24	632,548	—	632,548

CNY	196,330	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.67% (pays quarterly)	8/12/24	1,101,527	—	1,101,527

EUR	7,400	Receives	6-month EURIBOR (pays semi-annually)	1.00% (pays annually)	3/21/23	(338,158)	153,194	(184,964)

EUR	2,800	Receives	6-month EURIBOR (pays semi-annually)	(0.30)% (pays annually)	7/23/24	(1,460)	—	(1,460)

36	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

EUR	7,139	Receives	6-month EURIBOR (pays semi-annually)	(0.53)% (pays annually)	8/22/24	$82,365	$(3)	$82,362

EUR	2,500	Receives	6-month EURIBOR (pays semi-annually)	(0.45)% (pays annually)	8/26/24	17,966	(3)	17,963

EUR	1,000	Receives	6-month EURIBOR (pays semi-annually)	(0.52)% (pays annually)	8/30/24	11,185	(19)	11,166

EUR	2,500	Receives	6-month EURIBOR (pays semi-annually)	(0.46)% (pays annually)	9/12/24	17,688	—	17,688

EUR	3,813	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(125,362)	40,200	(85,162)

EUR	6,627	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(211,455)	25,405	(186,050)

EUR	6,421	Receives	6-month EURIBOR (pays semi-annually)	(0.05)% (pays annually)	8/6/29	(94,370)	(6)	(94,376)

EUR	7,000	Receives	6-month EURIBOR (pays semi-annually)	(0.08)% (pays annually)	8/6/29	(81,045)	(7)	(81,052)

EUR	4,728	Receives	6-month EURIBOR (pays semi-annually)	(0.16)% (pays annually)	9/12/29	(13,371)	2	(13,369)

EUR	1,847	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/12/50	(264,719)	—	(264,719)

EUR	454	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	(66,509)	—	(66,509)

EUR	1,561	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	(227,135)	27	(227,108)

EUR	1,821	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/13/50	(268,878)	—	(268,878)

EUR	781	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/14/50	(116,801)	—	(116,801)

EUR	3,316	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/17/50	(473,454)	(1)	(473,455)

EUR	2,876	Receives	6-month EURIBOR (pays semi-annually)	0.35% (pays annually)	2/18/50	(395,458)	(1)	(395,459)

EUR	4,108	Receives	6-month EURIBOR (pays semi-annually)	0.32% (pays annually)	2/21/50	(518,267)	33	(518,234)

EUR	16,000	Receives	6-month EURIBOR (pays semi-annually)	0.26% (pays annually)	2/25/50	(1,713,981)	4	(1,713,977)

EUR	2,510	Receives	6-month EURIBOR (pays semi-annually)	0.21% (pays annually)	2/26/50	(226,574)	—	(226,574)

GBP	23,102	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(2,595,025)	—	(2,595,025)

GBP	26,040	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(2,926,495)	—	(2,926,495)

MXN	428,165	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.38% (pays monthly)	4/13/22	135,257	—	135,257

MXN	884,875	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.35% (pays monthly)	4/13/22	258,326	—	258,326

37	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

MXN	428,165	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.25% (pays monthly)	4/14/22	$ 93,137	$ —	$ 93,137

MXN	1,338,015	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.29% (pays monthly)	4/14/22	337,327	—	337,327

MXN	279,022	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.16% (pays monthly)	4/15/22	41,130	—	41,130

MXN	428,163	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.20% (pays monthly)	4/15/22	76,925	—	76,925

MXN	428,165	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.14% (pays monthly)	4/18/22	58,259	—	58,259

MXN	493,526	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.03% (pays monthly)	4/26/22	32,831	—	32,831

MXN	2,151,774	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.00% (pays monthly)	4/26/22	101,954	—	101,954

NZD	16,900	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(2,082,562)	—	(2,082,562)

NZD	39,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(4,807,128)	—	(4,807,128)

NZD	13,700	Receives	3-month NZD Bank Bill (pays quarterly)	2.50% (pays semi-annually)	2/22/29	(1,327,750)	—	(1,327,750)

NZD	37,070	Receives	3-month NZD Bank Bill (pays quarterly)	1.03% (pays semi-annually)	4/15/30	(555,295)	—	(555,295)

SGD	19,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	859,179	—	859,179

SGD	9,469	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.55% (pays semi-annually)	8/14/24	235,922	—	235,922

SGD	10,653	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.56% (pays semi-annually)	8/14/24	270,461	—	270,461

SGD	10,889	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.55% (pays semi-annually)	8/14/24	270,442	—	270,442

SGD	14,570	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.08% (pays semi-annually)	3/31/25	193,331	—	193,331

SGD	24,900	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.06% (pays semi-annually)	3/31/25	312,998	—	312,998

SGD	72,840	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.07% (pays semi-annually)	3/31/25	948,706	—	948,706

USD	3,700	Receives	3-month USD-LIBOR (pays quarterly)	0.52% (pays semi-annually)	3/19/23	(15,711)	—	(15,711)

USD	4,525	Receives	3-month USD-LIBOR (pays quarterly)	0.48% (pays semi-annually)	3/31/23	(10,419)	—	(10,419)

38	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	4,530	Receives	3-month USD-LIBOR (pays quarterly)	0.48% (pays semi-annually)	3/31/23	$(10,228)	$—	$(10,228)

USD	665	Receives	3-month USD-LIBOR (pays quarterly)	0.46% (pays semi-annually)	4/1/23	(1,185)	—	(1,185)

USD	1,010	Receives	3-month USD-LIBOR (pays quarterly)	0.46% (pays semi-annually)	4/1/23	(1,709)	—	(1,709)

USD	5,400	Receives	3-month USD-LIBOR (pays quarterly)	0.47% (pays semi-annually)	4/1/23	(9,784)	—	(9,784)

USD	2,325	Receives	3-month USD-LIBOR (pays quarterly)	0.46% (pays semi-annually)	4/2/23	(3,950)	—	(3,950)

USD	374	Receives	3-month USD-LIBOR (pays quarterly)	0.46% (pays semi-annually)	4/3/23	(640)	—	(640)

USD	2,300	Receives	3-month USD-LIBOR (pays quarterly)	0.47% (pays semi-annually)	4/3/23	(4,175)	—	(4,175)

USD	1,688	Receives	3-month USD-LIBOR (pays quarterly)	2.22% (pays semi-annually)	3/28/24	(120,725)	—	(120,725)

USD	5,290	Receives	3-month USD-LIBOR (pays quarterly)	2.37% (pays semi-annually)	4/3/24	(409,453)	—	(409,453)

USD	186	Receives	3-month USD-LIBOR (pays quarterly)	1.75% (pays semi-annually)	7/5/24	(11,196)	—	(11,196)

USD	885	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	7/11/24	(56,989)	—	(56,989)

USD	350	Receives	3-month USD-LIBOR (pays quarterly)	1.80% (pays semi-annually)	7/22/24	(22,197)	—	(22,197)

USD	750	Receives	3-month USD-LIBOR (pays quarterly)	1.40% (pays semi-annually)	8/23/24	(31,960)	—	(31,960)

USD	1,500	Receives	3-month USD-LIBOR (pays quarterly)	1.64% (pays semi-annually)	11/7/24	(89,591)	—	(89,591)

USD	836	Receives	3-month USD-LIBOR (pays quarterly)	1.55% (pays semi-annually)	11/27/24	(46,453)	—	(46,453)

USD	3,880	Receives	3-month USD-LIBOR (pays quarterly)	1.59% (pays semi-annually)	1/23/25	(228,582)	—	(228,582)

USD	4,760	Receives	3-month USD-LIBOR (pays quarterly)	1.60% (pays semi-annually)	1/23/25	(282,598)	—	(282,598)

USD	775	Receives	3-month USD-LIBOR (pays quarterly)	1.49% (pays semi-annually)	1/28/25	(42,056)	—	(42,056)

USD	2,344	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	1/30/25	(124,859)	—	(124,859)

USD	4,650	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	2/3/25	(217,291)	—	(217,291)

USD	780	Receives	3-month USD-LIBOR (pays quarterly)	1.44% (pays semi-annually)	2/18/25	(38,576)	—	(38,576)

USD	1,500	Receives	3-month USD-LIBOR (pays quarterly)	1.16% (pays semi-annually)	2/28/25	(52,049)	—	(52,049)

USD	740	Receives	3-month USD-LIBOR (pays quarterly)	0.83% (pays semi-annually)	3/5/25	(13,910)	—	(13,910)

USD	14,720	Pays	3-month USD-LIBOR (pays quarterly)	0.71% (pays semi-annually)	3/20/25	197,598	—	197,598

39	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)			Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	2,750		Receives	3-month USD-LIBOR (pays quarterly)	0.61% (pays semi-annually)	3/24/25	$(22,944)	$—	$(22,944)

USD	2,700		Receives	3-month USD-LIBOR (pays quarterly)	0.56% (pays semi-annually)	3/25/25	(15,616)	—	(15,616)

USD	3,300		Receives	3-month USD-LIBOR (pays quarterly)	0.60% (pays semi-annually)	3/30/25	(23,820)	—	(23,820)

USD	3,000		Receives	3-month USD-LIBOR (pays quarterly)	0.58% (pays semi-annually)	4/15/25	(19,744)	—	(19,744)

USD	1,940		Receives	3-month USD-LIBOR (pays quarterly)	0.43% (pays semi-annually)	4/30/25	(392)	—	(392)

USD	33,064		Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	(2,802,728)	—	(2,802,728)

USD	32,860		Pays	3-month USD-LIBOR (pays quarterly)	0.84% (pays semi-annually)	3/20/27	684,547	—	684,547

USD	3,277		Receives	3-month USD-LIBOR (pays quarterly)	0.76% (pays semi-annually)	3/27/30	(31,024)	—	(31,024)

USD	2,373		Receives	3-month USD-LIBOR (pays quarterly)	0.76% (pays semi-annually)	3/30/30	(20,622)	—	(20,622)

USD	1,886		Receives	3-month USD-LIBOR (pays quarterly)	0.80% (pays semi-annually)	4/15/30	(25,027)	—	(25,027)

USD	7,530		Receives	3-month USD-LIBOR (pays quarterly)	0.63% (pays semi-annually)	4/27/30	19,331	—	19,331

USD	3,850		Receives	3-month USD-LIBOR (pays quarterly)	0.68% (pays semi-annually)	4/29/30	(9,000)	—	(9,000)

USD	0	(1)	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	6/15/46	(57)	12	(45)

USD	8,500		Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	9/21/46	(3,882,115)	1,446,693	(2,435,422)

USD	8,500		Pays	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	9/21/46	3,882,180	(1,597,238)	2,284,942

USD	1,062		Receives	3-month USD-LIBOR (pays quarterly)	1.71% (pays semi-annually)	8/27/49	(242,228)	—	(242,228)

USD	1,226		Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	8/27/49	(276,077)	—	(276,077)

USD	1,700		Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	8/28/49	(357,195)	—	(357,195)

USD	600		Receives	3-month USD-LIBOR (pays quarterly)	1.54% (pays semi-annually)	8/30/49	(109,297)	—	(109,297)

USD	300		Receives	3-month USD-LIBOR (pays quarterly)	1.58% (pays semi-annually)	9/3/49	(58,012)	—	(58,012)

USD	3,590		Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	9/9/49	(763,578)	—	(763,578)

USD	2,390		Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	9/12/49	(539,833)	—	(539,833)

USD	550		Receives	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	9/13/49	(140,042)	—	(140,042)

40	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	700	Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	9/20/49	$(180,911)	$—	$(180,911)

USD	1,085	Receives	3-month USD-LIBOR (pays quarterly)	1.97% (pays semi-annually)	11/15/49	(328,177)	—	(328,177)

USD	4,700	Receives	3-month USD-LIBOR (pays quarterly)	1.91% (pays semi-annually)	11/18/49	(1,342,394)	—	(1,342,394)

USD	100	Receives	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	11/22/49	(26,060)	—	(26,060)

USD	1,500	Receives	3-month USD-LIBOR (pays quarterly)	1.83% (pays semi-annually)	11/22/49	(398,142)	—	(398,142)

USD	100	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	11/25/49	(26,916)	—	(26,916)

USD	450	Receives	3-month USD-LIBOR (pays quarterly)	1.85% (pays semi-annually)	11/25/49	(121,181)	—	(121,181)

USD	3,150	Receives	3-month USD-LIBOR (pays quarterly)	1.85% (pays semi-annually)	11/25/49	(848,264)	—	(848,264)

USD	100	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	11/26/49	(26,684)	—	(26,684)

USD	568	Receives	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	12/6/49	(146,042)	—	(146,042)

USD	4,060	Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	12/6/49	(1,049,092)	—	(1,049,092)

USD	770	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	12/11/49	(227,541)	—	(227,541)

USD	770	Receives	3-month USD-LIBOR (pays quarterly)	1.93% (pays semi-annually)	12/12/49	(226,673)	—	(226,673)

USD	1,063	Receives	3-month USD-LIBOR (pays quarterly)	1.90% (pays semi-annually)	1/8/50	(301,398)	—	(301,398)

USD	466	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	1/9/50	(137,029)	—	(137,029)

USD	2,805	Pays	3-month USD-LIBOR (pays quarterly)	0.62% (pays semi-annually)	3/11/50	(165,606)	—	(165,606)

USD	2,805	Pays	3-month USD-LIBOR (pays quarterly)	0.58% (pays semi-annually)	3/11/50	(197,500)	—	(197,500)

USD	4,680	Pays	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	3/20/50	150,756	—	150,756

USD	3,430	Receives	3-month USD-LIBOR (pays quarterly)	0.83% (pays semi-annually)	4/29/50	11,300	—	11,300

Total						$(13,248,740)	$68,292	$(13,180,448)

(1)	Notional amount is less than USD 500.

41	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Goldman Sachs International	RUB	2,864,900	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.51% (pays annually)	4/16/25	$1,060,819

							$1,060,819

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Markit CDX Investment Grade Index (CDX.NA.IG.34.V1)	$69,675	1.00% (pays quarterly)(1)	6/20/25	0.87%	$525,187	$969,678	$1,494,865

South Africa	3,290	1.00% (pays quarterly)(1)	6/20/21	3.19	(77,698)	112,354	34,656

Turkey	16,540	1.00% (pays quarterly)(1)	6/20/21	5.62	(828,268)	952,507	124,239

Total	$89,505				$(380,779)	$2,034,539	$1,653,760

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Brazil	$54,309	1.00% (pays quarterly)(1)	6/20/25	$5,278,880	$(5,849,180)	$(570,300)

Malaysia	98,728	1.00% (pays quarterly)(1)	6/20/25	258,961	(694,202)	(435,241)

Markit CDX Emerging Markets Index (CDX.EM.31.V1)	3,000	1.00% (pays quarterly)(1)	6/20/24	285,184	(72,708)	212,476

Qatar	119,079	1.00% (pays quarterly)(1)	12/20/22	(233,831)	3,347	(230,484)

Qatar	12,396	1.00% (pays quarterly)(1)	12/20/23	24,437	83,266	107,703

Qatar	8,250	1.00% (pays quarterly)(1)	6/20/25	91,405	(318,656)	(227,251)

Russia	73,003	1.00% (pays quarterly)(1)	6/20/25	2,326,656	(6,483,333)	(4,156,677)

Saudi Arabia	42,800	1.00% (pays quarterly)(1)	6/20/25	1,394,423	(2,479,200)	(1,084,777)

South Africa	32,140	1.00% (pays quarterly)(1)	9/20/22	1,910,669	232,580	2,143,249

42	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Buy Protection (continued)

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Turkey	$79,208	1.00% (pays quarterly)(1)	6/20/25	$16,129,393	$(16,532,742)	$(403,349)

Total				$27,466,177	$(32,110,828)	$(4,644,651)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Greece	Bank of America, N.A.	$38,714	1.00% (pays quarterly)(1)	6/20/25	2.54%	$(2,792,725)	$2,079,517	$(713,208)

Greece	Citibank, N.A.	15,486	1.00% (pays quarterly)(1)	6/20/25	2.54	(1,117,119)	838,704	(278,415)

Total		$54,200				$(3,909,844)	$2,918,221	$(991,623)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Croatia	Citibank, N.A.	$167	1.00% (pays quarterly)(1)	6/20/20	$(402)	$(330)	$(732)

Croatia	Citibank, N.A.	1,000	1.00% (pays quarterly)(1)	6/20/20	(2,401)	(2,022)	(4,423)

Croatia	Goldman Sachs International	1,700	1.00% (pays quarterly)(1)	6/20/20	(4,081)	(3,450)	(7,531)

Dubai	Bank of America, N.A.	1,543	1.00% (pays quarterly)(1)	12/20/24	121,455	(20,345)	101,110

Dubai	Barclays Bank PLC	5,061	1.00% (pays quarterly)(1)	12/20/24	398,368	(78,021)	320,347

Dubai	Barclays Bank PLC	6,748	1.00% (pays quarterly)(1)	12/20/24	531,329	(104,117)	427,212

Egypt	Citibank, N.A.	50	1.00% (pays quarterly)(1)	6/20/20	184	(80)	104

Egypt	Citibank, N.A.	4,550	1.00% (pays quarterly)(1)	6/20/20	16,773	(6,907)	9,866

Egypt	Goldman Sachs International	4,550	1.00% (pays quarterly)(1)	6/20/20	16,773	(3,134)	13,639

Egypt	Goldman Sachs International	4,600	1.00% (pays quarterly)(1)	6/20/20	16,957	(3,168)	13,789

Egypt	Goldman Sachs International	5,100	1.00% (pays quarterly)(1)	6/20/20	18,800	(3,513)	15,287

43	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Oman	Bank of America, N.A.	$20,851	1.00% (pays quarterly)(1)	6/20/22	$2,279,042	$(444,936)	$1,834,106

Oman	Bank of America, N.A.	16,680	1.00% (pays quarterly)(1)	12/20/22	2,332,437	(473,985)	1,858,452

Qatar	Goldman Sachs International	10	1.00% (pays quarterly)(1)	12/20/20	(39)	(16)	(55)

Qatar	Goldman Sachs International	1,660	1.00% (pays quarterly)(1)	12/20/20	(6,493)	(5,004)	(11,497)

Qatar	Goldman Sachs International	9,740	1.00% (pays quarterly)(1)	12/20/20	(38,100)	(19,972)	(58,072)

Qatar	Goldman Sachs International	3,700	1.00% (pays quarterly)(1)	12/20/23	7,294	(4,599)	2,695

Qatar	Goldman Sachs International	3,090	1.00% (pays quarterly)(1)	9/20/24	18,680	1,161	19,841

Qatar	Nomura International PLC	9,620	1.00% (pays quarterly)(1)	9/20/24	58,156	14,472	72,628

South Africa	Bank of America, N.A.	16,100	1.00% (pays quarterly)(1)	9/20/22	957,118	(288,005)	669,113

South Africa	Bank of America, N.A.	19,900	1.00% (pays quarterly)(1)	9/20/22	1,183,022	(469,103)	713,919

South Africa	Bank of America, N.A.	20,830	1.00% (pays quarterly)(1)	9/20/22	1,238,309	(390,264)	848,045

South Africa	Bank of America, N.A.	29,280	1.00% (pays quarterly)(1)	9/20/22	1,740,647	(495,341)	1,245,306

South Africa	Goldman Sachs International	10,690	1.00% (pays quarterly)(1)	9/20/22	635,503	(243,754)	391,749

South Africa	Goldman Sachs International	8,022	1.00% (pays quarterly)(1)	12/20/22	537,429	(205,457)	331,972

South Africa	Goldman Sachs International	16,600	1.00% (pays quarterly)(1)	12/20/28	3,922,403	(1,985,621)	1,936,782

South Africa	HSBC Bank USA, N.A.	7,300	1.00% (pays quarterly)(1)	12/20/22	489,059	(179,545)	309,514

South Africa	HSBC Bank USA, N.A.	23,540	1.00% (pays quarterly)(1)	6/20/29	5,814,058	(2,718,599)	3,095,459

South Africa	Nomura International PLC	7,068	1.00% (pays quarterly)(1)	12/20/22	473,516	(178,155)	295,361

Ukraine	Barclays Bank PLC	35,369	5.00% (pays quarterly)(1)	6/20/25	2,262,801	(5,974,891)	(3,712,090)

Ukraine	JPMorgan Chase Bank, N.A.	20,000	5.00% (pays quarterly)(1)	12/20/24	1,180,298	745,395	1,925,693

Total					$26,198,895	$(13,541,306)	$12,657,589

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2020, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $143,705,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

44	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Citibank, N.A.	USD	43,700	Excess Return on Bloomberg Commodity 4 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.24% (pays upon termination)	5/28/20	$1,595,110

Citibank, N.A.	USD	37,300	Excess Return on Bloomberg Commodity 5 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.25% (pays upon termination)	5/28/20	1,381,557

Citibank, N.A.	USD	34,000	Excess Return on Bloomberg Commodity 6 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.26% (pays upon termination)	5/28/20	1,330,662

JPMorgan Chase Bank, N.A.	CNY	28,934	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-month USD-LIBOR minus 10.00% on $4,086,187 (pays quarterly)	7/17/20	43,624

UBS AG	CNY	30,292	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-month USD-LIBOR minus 9.00% on $4,350,255 (pays quarterly)	5/12/20	28,204

						$4,379,157

Abbreviations:

CMT	–	Constant Maturity Treasury

COF	–	Cost of Funds 11th District

EURIBOR	–	Euro Interbank Offered Rate

GDP	–	Gross Domestic Product

LIBOR	–	London Interbank Offered Rate

45	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Currency Abbreviations:

AED	–	United Arab Emirates Dirham

AUD	–	Australian Dollar

BHD	–	Bahraini Dinar

BRL	–	Brazilian Real

CAD	–	Canadian Dollar

CHF	–	Swiss Franc

CLP	–	Chilean Peso

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

COP	–	Colombian Peso

CRC	–	Costa Rican Colon

EGP	–	Egyptian Pound

EUR	–	Euro

GBP	–	British Pound Sterling

GEL	–	Georgian Lari

GHS	–	Ghanaian Cedi

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

INR	–	Indian Rupee

ISK	–	Icelandic Krona

JPY	–	Japanese Yen

KRW	–	South Korean Won

MXN	–	Mexican Peso

NOK	–	Norwegian Krone

NZD	–	New Zealand Dollar

OMR	–	Omani Rial

PHP	–	Philippine Peso

PLN	–	Polish Zloty

RON	–	Romanian Leu

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

SAR	–	Saudi Riyal

SEK	–	Swedish Krona

SGD	–	Singapore Dollar

THB	–	Thai Baht

TRY	–	New Turkish Lira

TWD	–	New Taiwan Dollar

UAH	–	Ukrainian Hryvnia

UGX	–	Ugandan Shilling

USD	–	United States Dollar

ZAR	–	South African Rand

46	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Unaffiliated investments, at value (identified cost, $2,397,835,376)	$2,236,019,161

Affiliated investment, at value (identified cost, $694,864,525)	694,904,361

Cash	147,670,250

Deposits for derivatives collateral —

Futures contracts	1,325,695

Centrally cleared derivatives	98,123,047

OTC derivatives	16,927,000

Foreign currency, at value (identified cost, $18,479,111)	18,583,734

Interest and dividends receivable	36,822,686

Dividends receivable from affiliated investment	330,321

Receivable for investments sold	18,469,756

Receivable for open forward foreign currency exchange contracts	36,720,832

Receivable for open swap contracts	21,891,965

Upfront payments on open non-centrally cleared swap contracts	14,302,334

Receivable for closed swap contracts	4,213,146

Total assets	$3,346,304,288

Liabilities

Cash collateral due to brokers	$16,927,000

Payable for investments purchased	167,201,483

Payable for securities sold short, at value (proceeds, $12,025,557)	8,902,974

Payable for variation margin on open futures contracts	562,782

Payable for variation margin on open centrally cleared derivatives	966,739

Payable for open forward foreign currency exchange contracts	14,578,436

Payable for open swap contracts	4,786,023

Upfront receipts on open non-centrally cleared swap contracts	3,679,249

Payable to affiliates:

Investment adviser fee	1,439,944

Trustees’ fees	9,223

Accrued foreign capital gains taxes	38,531

Accrued expenses	3,892,819

Total liabilities	$222,985,203

Net Assets applicable to investors’ interest in Portfolio	$3,123,319,085

47	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Interest (net of foreign taxes, $3,484,334)	$91,785,373

Dividends (net of foreign taxes, $66,525)	626,697

Dividends from affiliated investment	4,819,611

Total investment income	$97,231,681

Expenses

Investment adviser fee	$9,506,395

Trustees’ fees and expenses	54,250

Custodian fee	1,844,031

Legal and accounting services	81,499

Interest expense and fees	55,169

Dividend expense on securities sold short	115,820

Miscellaneous	51,620

Total expenses	$11,708,784

Net investment income	$85,522,897

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $655,494)	$(57,900,291)

Investment transactions — affiliated investment	2,068

Futures contracts	16,313,896

Swap contracts	6,284,553

Foreign currency transactions	(4,796,889)

Forward foreign currency exchange contracts	27,917,847

Net realized loss	$(12,178,816)

Change in unrealized appreciation (depreciation) —

Investments (including net decrease in accrued foreign capital gains taxes of $114,324)	$(225,662,732)

Investments — affiliated investment	(18,628)

Securities sold short	3,122,583

Futures contracts	(3,760,987)

Swap contracts	47,786,260

Foreign currency	1,170,703

Forward foreign currency exchange contracts	61,666,857

Net change in unrealized appreciation (depreciation)	$(115,695,944)

Net realized and unrealized loss	$(127,874,760)

Net decrease in net assets from operations	$(42,351,863)

48	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$85,522,897	$214,359,937

Net realized loss	(12,178,816)	(116,195,606)

Net change in unrealized appreciation (depreciation)	(115,695,944)	141,778,557

Net increase (decrease) in net assets from operations	$(42,351,863)	$239,942,888

Capital transactions —

Contributions	$73,987,161	$146,704,921

Withdrawals	(468,042,996)	(1,691,439,864)

Net decrease in net assets from capital transactions	$(394,055,835)	$(1,544,734,943)

Net decrease in net assets	$(436,407,698)	$(1,304,792,055)

Net Assets

At beginning of period	$3,559,726,783	$4,864,518,838

At end of period	$3,123,319,085	$3,559,726,783

49	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Consolidated Financial Highlights

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2019	2018	2017	2016		2015

Ratios (as a percentage of average daily net assets):

Expenses(1)(2)	0.68	%(3)	0.65%	0.70%	0.64%	0.64%		0.67%

Net investment income	4.99	%(3)	5.41%	4.64%	4.14%	4.54%		4.37%

Portfolio Turnover	41	%(4)	61%	78%	74%	65%		66%

Total Return	(1.11	)%(4)	6.56%	(2.60)%	3.93%	5.06	%(5)	1.99%

Net assets, end of period (000’s omitted)	$3,123,319		$3,559,727	$4,864,519	$5,484,065	$5,412,097		$4,751,608

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)

Includes interest and dividend expense, including on securities sold short and/or reverse repurchase agreements if applicable, of 0.01%, 0.01%, 0.04%, 0.03%, 0.03% and 0.03% for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(3)	Annualized.

(4)	Not annualized.

(5)

During the year ended October 31, 2016, the investment adviser reimbursed the Portfolio for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement had no effect on total return for the year ended October 31, 2016.

50	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

April 30, 2020

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2020, Eaton Vance Global Macro Absolute Return Fund held an interest of 99.9%, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2020 were $35,845,687 or 1.1% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

51

Global Macro Portfolio

April 30, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

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G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

L  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

M  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the

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Notes to Consolidated Financial Statements (Unaudited) — continued

underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 8. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

P  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Q  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

R  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the

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cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

S  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

T  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

U  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion, 0.520% from $2 billion but less than $3 billion, and 0.490% of average daily net assets of $3 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2020, the Portfolio’s investment adviser fee amounted to $9,506,395 or 0.55% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2020 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$889,332,644	$1,122,906,967

U.S. Government and Agency Securities	38,771,077	31,067,820

	$928,103,721	$1,153,974,787

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4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at April 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,296,241,058

Gross unrealized appreciation	$110,369,558

Gross unrealized depreciation	(390,934,308)

Net unrealized depreciation	$(280,564,750)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2020 is included in the Consolidated Portfolio of Investments. At April 30, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $18,539,796. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $286,986 at April 30, 2020.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

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The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2020. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2020 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price		Foreign Exchange	Interest Rate		Total

Unaffiliated investments, at value	$—	$—	$—		$37	$—		$37

Not applicable	—	28,225,195 *	854,723	*	49,797,245 *	43,404,954	*	122,282,117

Receivable for open forward foreign currency exchange contracts	—	—	—		36,720,832	—		36,720,832

Receivable/Payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	4,307,329	26,250,411	71,828		—	1,060,819		31,690,387

Total Asset Derivatives	$4,307,329	$54,475,606	$926,551		$86,518,114	$44,465,773		$190,693,373

Derivatives not subject to master netting or similar agreements	$—	$28,225,195	$854,723		$49,797,245	$43,404,954		$122,282,117

Total Asset Derivatives subject to master netting or similar agreements	$4,307,329	$26,250,411	$71,828		$36,720,869	$1,060,819		$68,411,256

Not applicable	$—	$(1,139,797)*	$(135,935	)*	$(20,521,465)*	$(55,818,405	)*	$(77,615,602)

Payable for open forward foreign currency exchange contracts	—	—	—		(14,578,436)	—		(14,578,436)

Payable/Receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	—	(3,961,360)	—		—	—		(3,961,360)

Total Liability Derivatives	$—	$(5,101,157)	$(135,935)		$(35,099,901)	$(55,818,405)		$(96,155,398)

Derivatives not subject to master netting or similar agreements	$—	$(1,139,797)	$(135,935)		$(20,521,465)	$(55,818,405)		$(77,615,602)

Total Liability Derivatives subject to master netting or similar agreements	$—	$(3,961,360)	$—		$(14,578,436)	$—		$(18,539,796)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

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April 30, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2020.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$12,647,427	$(2,892,674)	$(8,330,831)	$—	$1,423,922	$—

Barclays Bank PLC	929,697	—	—	(929,697)	—	3,891,000

BNP Paribas	2,293,585	(2,286,482)	—	(7,103)	—	610,000

Citibank, N.A.	6,064,715	(1,663,507)	—	(3,965,000)	436,208	3,965,000

Credit Agricole Corporate and Investment Bank	589,649	(458,361)	—	(131,288)	—	171,000

Goldman Sachs International	10,420,680	(581,094)	(8,986,472)	(853,114)	—	930,000

HSBC Bank USA, N.A.	6,852,786	(39,729)	(6,813,057)	—	—	—

JPMorgan Chase Bank, N.A.	1,628,769	(556,869)	—	(1,071,900)	—	1,650,000

Morgan Stanley & Co. International PLC	576,608	—	(527,066)	—	49,542	—

Nomura International PLC	531,672	—	—	(530,000)	1,672	530,000

Societe Generale	1,454,968	—	(1,180,030)	(190,000)	84,938	190,000

Standard Chartered Bank	24,109,314	(9,502,781)	—	(4,990,000)	9,616,533	4,990,000

UBS AG	311,386	(311,386)	—	—	—	—

	$68,411,256	$(18,292,883)	$(25,837,456)	$(12,668,102)	$11,612,815	$16,927,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(2,892,674)	$2,892,674	$—	$—	$—	$—

BNP Paribas	(2,286,482)	2,286,482	—	—	—	—

Citibank, N.A.	(1,663,507)	1,663,507	—	—	—	—

Credit Agricole Corporate and Investment Bank	(458,361)	458,361	—	—	—	—

Deutsche Bank AG	(49,278)	—	—	—	(49,278)	—

Goldman Sachs International	(581,094)	581,094	—	—	—	—

HSBC Bank USA, N.A.	(39,729)	39,729	—	—	—	—

ICBC Standard Bank plc	(130,765)	—	—	—	(130,765)	—

JPMorgan Chase Bank, N.A.	(556,869)	556,869	—	—	—	—

Standard Chartered Bank	(9,502,781)	9,502,781	—	—	—	—

UBS AG	(378,256)	311,386	66,870	—	—	—

	$(18,539,796)	$18,292,883	$66,870	$—	$(180,043)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$16,927,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

58

Global Macro Portfolio

April 30, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2020 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Net realized gain (loss) —

Investment transactions	$—	$—	$(3,445,231)	$—	$2,555,819	$(889,412)

Futures contracts	17,682,506	—	(929,188)	—	(439,422)	16,313,896

Swap contracts	7,430,340	31,669,342	2,160,719	—	(34,975,848)	6,284,553

Forward foreign currency exchange contracts	—	—	—	27,917,847	—	27,917,847

Total	$25,112,846	$31,669,342	$(2,213,700)	$27,917,847	$(32,859,451)	$49,626,884

Change in unrealized appreciation (depreciation) —

Investments	$—	$—	$2,586,006	$(169,408)	$(3,052,461)	$(635,863)

Futures contracts	90,836	—	(691,850)	—	(3,159,973)	(3,760,987)

Swap contracts	3,640,824	15,121,080	(152,064)	—	29,176,420	47,786,260

Forward foreign currency exchange contracts	—	—	—	61,666,857	—	61,666,857

Total	$3,731,660	$15,121,080	$1,742,092	$61,497,449	$22,963,986	$105,056,267

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2020, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-deliverable Bond Forward Contracts	Interest Rate Swaptions Purchased	Swap Contracts

$54,410,000	$221,037,000	$4,413,234,000	$2,467,000	$60,905,000	$3,026,699,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and average number of purchased options contracts outstanding during the six months ended April 30, 2020, which are indicative of the volume of these derivative types, were approximately $36,740,000 and 205 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2020.

59

Global Macro Portfolio

April 30, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

7  Investments in Affiliated Funds

At April 30, 2020, the value of the Portfolio’s investment in affiliated funds was $694,904,361, which represents 22.2% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$559,146,895	$1,140,773,760	$(1,004,999,734)	$2,068	$(18,628)	$694,904,361	$4,819,611	694,904,361

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Foreign Government Bonds	$—	$1,559,960,087		$—	$1,559,960,087

Foreign Corporate Bonds	—	76,972,953		7,718,817	84,691,770

Senior Floating-Rate Loans	—	—		1,140,625	1,140,625

Sovereign Loans	—	83,273,936		—	83,273,936

Asset-Backed Securities	—	26,245,437		—	26,245,437

Collateralized Mortgage Obligations	—	80,738,694		—	80,738,694

Mortgage Pass-Throughs	—	87,111,759		—	87,111,759

U.S. Treasury Obligations	—	1,591,523		—	1,591,523

U.S. Government Guaranteed Small Business Administration Loans	—	23,219,066		—	23,219,066

Common Stocks	—	65,447,422	**	—	65,447,422

Short-Term Investments —

Foreign Government Securities	—	17,266,742		—	17,266,742

U.S. Treasury Obligations	—	204,862,173		—	204,862,173

Repurchase Agreements	—	469,890		—	469,890

Other	—	694,904,361		—	694,904,361

Purchased Currency Options	—	37		—	37

Total Investments	$—	$2,922,064,080		$8,859,442	$2,930,923,522

60

Global Macro Portfolio

April 30, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3*	Total

Forward Foreign Currency Exchange Contracts	$—	$86,518,077	$—	$86,518,077

Futures Contracts	595,018	854,723	—	1,449,741

Swap Contracts	—	102,725,518	—	102,725,518

Total	$595,018	$3,112,162,398	$8,859,442	$3,121,616,858

Liability Description

Securities Sold Short	$—	$(8,902,974)	$—	$(8,902,974)

Forward Foreign Currency Exchange Contracts	—	(35,099,901)	—	(35,099,901)

Futures Contracts	(2,445,389)	—	—	(2,445,389)

Swap Contracts	—	(58,610,108)	—	(58,610,108)

Total	$(2,445,389)	$(102,612,983)	$—	$(105,058,372)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2020 is not presented.

9  Risks and Uncertainties

Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Portfolio’s investments.

61

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

62

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Global Macro Absolute Return Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Global Macro Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.

63

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered each Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s general market exposures, either by investing in specific securities or through the use of certain derivatives.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.

64

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

65

Eaton Vance

Global Macro Absolute Return Fund

April 30, 2020

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Global Macro Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Fund and Global Macro Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

66

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

67

This Page Intentionally Left Blank

Investment Adviser of Global Macro Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7757    4.30.20

Eaton Vance

Global Macro Absolute Return Advantage Fund

Semiannual Report

April 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser is registered with the CFTC as a commodity pool operator with respect to its management of the Fund. As the commodity pool operator of the Fund, the adviser has claimed relief under the Commodity Exchange Act from certain reporting and recordkeeping requirements. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2020

Eaton Vance

Global Macro Absolute Return Advantage Fund

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2020

Performance1,2

Portfolio Managers John R. Baur, Michael A. Cirami, CFA and Eric Stein, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception

Class A at NAV	08/31/2010	08/31/2010	–0.85%	5.75%	2.04%	2.47%
Class A with 4.75% Maximum Sales Charge	—	—	–5.55	0.72	1.05	1.96

Class C at NAV	08/31/2010	08/31/2010	–1.24	5.00	1.33	1.77
Class C with 1% Maximum Sales Charge	—	—	–2.20	4.00	1.33	1.77

Class I at NAV	08/31/2010	08/31/2010	–0.76	6.08	2.36	2.79
Class R at NAV	12/01/2010	08/31/2010	–0.90	5.57	1.87	2.29

Class R6 at NAV	05/31/2017	08/31/2010	–0.66	6.07	2.43	2.82

ICE BofA 3-Month U.S. Treasury Bill Index	—	—	0.85%	2.07%	1.19%	0.65%

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I	Class R	Class R6

Gross		1.75%	2.47%	1.47%	1.97%	1.44%
Net		1.57	2.29	1.29	1.79	1.26

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2020

Fund Profile4

Asset Allocation (% of net assets)5

*	Net of securities sold short.

Foreign Currency Exposures by Country (% of net assets)6

Ukraine	18.4%

Serbia	12.2

Iceland	6.4

Japan	2.5

Georgia	2.5

Switzerland	2.3

Australia	2.1

United Kingdom	1.2

Norway	1.0

Other	4.2	*

Ghana	–1.2

China	–1.2

Hungary	–3.1

Bahrain	–3.5

Poland	–4.0

South Korea	–4.1

Turkey	–5.6

Saudi Arabia	–7.2

Oman	–9.8

Euro	–15.3

United Arab Emirates	–19.4

Total Long	53.4

Total Short	–75.0

Total Net	–21.6

*	Includes amounts each less than 1.0% or –1.0%, as applicable.

3

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2020

Endnotes and Additional Disclosures

[1]

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged index of U.S. Treasury securities maturing in 90 days. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R is linked to Class A and the performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

[6]

Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective January 1, 2020, the ICE BofAML indices were rebranded as ICE BofA indices.

4

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 – April 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/19)	Ending Account Value (4/30/20)	Expenses Paid During Period* (11/1/19 – 4/30/20)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$991.50	$7.18	**	1.45%
Class C	$1,000.00	$987.60	$10.62	**	2.15%
Class I	$1,000.00	$992.40	$5.70	**	1.15%
Class R	$1,000.00	$991.00	$8.17	**	1.65%
Class R6	$1,000.00	$993.40	$5.55	**	1.12%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.70	$7.27	**	1.45%
Class C	$1,000.00	$1,014.20	$10.77	**	2.15%
Class I	$1,000.00	$1,019.10	$5.77	**	1.15%
Class R	$1,000.00	$1,016.70	$8.27	**	1.65%
Class R6	$1,000.00	$1,019.30	$5.62	**	1.12%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2019. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

5

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Investment in Global Macro Absolute Return Advantage Portfolio, at value (identified cost, $2,791,905,109)	$2,636,304,191

Receivable for Fund shares sold	3,181,614

Receivable from affiliate	222,031

Total assets	$2,639,707,836

Liabilities

Payable for Fund shares redeemed	$9,593,906

Payable to affiliates:

Distribution and service fees	195,436

Trustees’ fees	42

Accrued expenses	841,317

Total liabilities	$10,630,701

Net Assets	$2,629,077,135

Sources of Net Assets

Paid-in capital	$2,961,409,655

Accumulated loss	(332,332,520)

Total	$2,629,077,135

Class A Shares

Net Assets	$711,363,582

Shares Outstanding	72,900,883

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.76

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$10.25

Class C Shares

Net Assets	$24,762,700

Shares Outstanding	2,604,302

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.51

Class I Shares

Net Assets	$1,594,427,177

Shares Outstanding	161,272,087

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.89

Class R Shares

Net Assets	$1,154,434

Shares Outstanding	119,571

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.65

Class R6 Shares

Net Assets	$297,369,242

Shares Outstanding	30,034,286

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.90

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Interest and other income allocated from Portfolio (net of foreign taxes, $1,018,768)	$106,483,018

Dividends allocated from Portfolio (net of foreign taxes, $118,145)	1,715,068

Expenses, excluding interest and dividend expense, allocated from Portfolio	(14,992,018)

Interest and dividend expense allocated from Portfolio	(1,475,004)

Total investment income from Portfolio	$91,731,064

Expenses

Distribution and service fees

Class A	$1,170,252

Class C	142,058

Class R	3,533

Trustees’ fees and expenses	250

Custodian fee	29,920

Transfer and dividend disbursing agent fees	1,688,846

Legal and accounting services	41,108

Printing and postage	164,680

Registration fees	95,425

Miscellaneous	17,663

Total expenses	$3,353,735

Deduct —

Allocation of expenses to affiliate	$1,660,844

Total expense reductions	$1,660,844

Net expenses	$1,692,891

Net investment income	$90,038,173

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $1,120,506)	$(61,266,454)

Futures contracts	19,919,099

Swap contracts	27,883,884

Foreign currency transactions	(4,885,742)

Forward foreign currency exchange contracts	23,899,519

Net realized gain	$5,550,306

Change in unrealized appreciation (depreciation) —

Investments (including net decrease in accrued foreign capital gains taxes of $167,121)	$(277,418,959)

Securities sold short	5,422,252

Futures contracts	(898,610)

Swap contracts	84,100,211

Foreign currency	(181,517)

Forward foreign currency exchange contracts	65,208,592

Net change in unrealized appreciation (depreciation)	$(123,768,031)

Net realized and unrealized loss	$(118,217,725)

Net decrease in net assets from operations	$(28,179,552)

7	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$90,038,173	$194,161,985

Net realized gain (loss)	5,550,306	(203,856,598)

Net change in unrealized appreciation (depreciation)	(123,768,031)	254,759,551

Net increase (decrease) in net assets from operations	$(28,179,552)	$245,064,938

Distributions to shareholders —

Class A	$(31,695,427)	$—

Class C	(875,479)	—

Class I	(74,463,466)	(1,875,599)

Class R	(57,122)	—

Class R6	(16,669,348)	(199,027)

Total distributions to shareholders	$(123,760,842)	$(2,074,626)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$50,148,455	$772,266,484

Class C	709,539	2,011,286

Class I	231,421,319	935,580,747

Class R	67,513	212,310

Class R6	287,502,535	48,550,507

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	31,462,714	—

Class C	792,763	—

Class I	45,258,310	1,351,903

Class R	57,122	—

Class R6	14,201,255	105,370

Cost of shares redeemed

Class A	(120,533,459)	(153,262,927)

Class C	(4,682,672)	(33,401,222)

Class I	(674,848,524)	(2,777,491,833)

Class R	(472,054)	(566,059)

Class R6	(116,637,006)	(90,474,011)

Net asset value of shares converted

Class A	947,027	714,839

Class C	(947,027)	(714,839)

Net decrease in net assets from Fund share transactions	$(255,552,190)	$(1,295,117,445)

Net decrease in net assets	$(407,492,584)	$(1,052,127,133)

Net Assets

At beginning of period	$3,036,569,719	$4,088,696,852

At end of period	$2,629,077,135	$3,036,569,719

8	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2020

Financial Highlights

	Class A

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019		2018		2017	2016		2015

Net asset value — Beginning of period	$10.250		$9.510		$10.560		$10.180	$10.100		$10.160

Income (Loss) From Operations

Net investment income(1)	$0.299		$0.564		$0.479		$0.416	$0.462		$0.515

Net realized and unrealized gain (loss)	(0.374)		0.176		(1.239)		0.111	0.237		(0.232)

Total income (loss) from operations	$(0.075)		$0.740		$(0.760)		$0.527	$0.699		$0.283

Less Distributions

From net investment income	$(0.415)		$—		$(0.290)		$(0.147)	$(0.619)		$(0.343)

Total distributions	$(0.415)		$—		$(0.290)		$(0.147)	$(0.619)		$(0.343)

Net asset value — End of period	$9.760		$10.250		$9.510		$10.560	$10.180		$10.100

Total Return(2)	(0.85	)%(3)(4)	7.78	%(4)	(7.40	)%(4)	5.25%	7.27	%(5)	2.89%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$711,364		$789,497		$122,402		$123,985	$307,915		$427,589

Ratios (as a percentage of average daily net assets):(6)

Expenses(7)(8)	1.45	%(4)(9)	1.57	%(4)	1.45	%(4)	1.53%	1.56%		1.60%

Net investment income	5.89	%(9)	5.70%		4.73%		4.07%	4.69%		5.09%

Portfolio Turnover of the Portfolio	39	%(3)	71%		75%		76%	97%		75%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.18%, 0.18% and 0.10% of average daily net assets for the six months ended April 30, 2020 and the years ended October 31, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.

(5)

During the year ended October 31, 2016, the Portfolio’s investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended October 31, 2016.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)

Includes interest and dividend expense, including on securities sold short and/or reverse repurchase agreements, of 0.10%, 0.22%, 0.07%, 0.04%, 0.03% and 0.03% for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(9)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2020

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019		2018		2017	2016		2015

Net asset value — Beginning of period	$9.930		$9.270		$10.330		$9.970	$9.900		$9.930

Income (Loss) From Operations

Net investment income(1)	$0.257		$0.453		$0.399		$0.347	$0.383		$0.430

Net realized and unrealized gain (loss)	(0.373)		0.207		(1.214)		0.095	0.237		(0.223)

Total income (loss) from operations	$(0.116)		$0.660		$(0.815)		$0.442	$0.620		$0.207

Less Distributions

From net investment income	$(0.304)		$—		$(0.245)		$(0.082)	$(0.550)		$(0.237)

Total distributions	$(0.304)		$—		$(0.245)		$(0.082)	$(0.550)		$(0.237)

Net asset value — End of period	$9.510		$9.930		$9.270		$10.330	$9.970		$9.900

Total Return(2)	(1.24	)%(3)(4)	7.12	%(4)	(8.08	)%(4)	4.58%	6.45	%(5)	2.15%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$24,763		$30,108		$59,782		$64,164	$49,817		$46,216

Ratios (as a percentage of average daily net assets):(6)

Expenses(7)(8)	2.15	%(4)(9)	2.29	%(4)	2.15	%(4)	2.24%	2.26%		2.30%

Net investment income	5.21	%(9)	4.80%		4.03%		3.43%	3.96%		4.33%

Portfolio Turnover of the Portfolio	39	%(3)	71%		75%		76%	97%		75%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.18%, 0.18% and 0.10% of average daily net assets for the six months ended April 30, 2020 and the years ended October 31, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.

(5)

During the year ended October 31, 2016, the Portfolio’s investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended October 31, 2016.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)

Includes interest and dividend expense, including on securities sold short and/or reverse repurchase agreements, of 0.10%, 0.24%, 0.07%, 0.06%, 0.03% and 0.03% for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(9)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2020

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019		2018		2017	2016		2015

Net asset value — Beginning of period	$10.390		$9.610		$10.680		$10.300	$10.210		$10.260

Income (Loss) From Operations

Net investment income(1)	$0.320		$0.570		$0.514		$0.462	$0.491		$0.548

Net realized and unrealized gain (loss)	(0.386)		0.216		(1.250)		0.098	0.247		(0.230)

Total income (loss) from operations	$(0.066)		$0.786		$(0.736)		$0.560	$0.738		$0.318

Less Distributions

From net investment income	$(0.434)		$(0.006)		$(0.334)		$(0.180)	$(0.648)		$(0.368)

Total distributions	$(0.434)		$(0.006)		$(0.334)		$(0.180)	$(0.648)		$(0.368)

Net asset value — End of period	$9.890		$10.390		$9.610		$10.680	$10.300		$10.210

Total Return(2)	(0.76	)%(3)(4)	8.18	%(4)	(7.12	)%(4)	5.53%	7.62	%(5)	3.21%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,594,427		$2,075,104		$3,731,477		$3,379,555	$1,407,915		$999,152

Ratios (as a percentage of average daily net assets):(6)

Expenses(7)(8)	1.15	%(4)(9)	1.29	%(4)	1.15%		1.24%	1.26%		1.30%

Net investment income	6.22	%(9)	5.81%		5.04%		4.43%	4.92%		5.37%

Portfolio Turnover of the Portfolio	39	%(3)	71%		75%		76%	97%		75%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.18%, 0.18% and 0.10% of average daily net assets for the six months ended April 30, 2020 and the years ended October 31, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.

(5)

During the year ended October 31, 2016, the Portfolio’s investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended October 31, 2016.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)

Includes interest and dividend expense, including on securities sold short and/or reverse repurchase agreements, of 0.10%, 0.24%, 0.07%, 0.06%, 0.03% and 0.03% for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(9)	Annualized.

11	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2020

Financial Highlights — continued

	Class R

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019		2018		2017	2016		2015

Net asset value — Beginning of period	$10.120		$9.410		$10.440		$10.070	$10.010		$10.080

Income (Loss) From Operations

Net investment income(1)	$0.289		$0.515		$0.451		$0.398	$0.435		$0.481

Net realized and unrealized gain (loss)	(0.379)		0.195		(1.217)		0.104	0.237		(0.228)

Total income (loss) from operations	$(0.090)		$0.710		$(0.766)		$0.502	$0.672		$0.253

Less Distributions

From net investment income	$(0.380)		$—		$(0.264)		$(0.132)	$(0.612)		$(0.323)

Total distributions	$(0.380)		$—		$(0.264)		$(0.132)	$(0.612)		$(0.323)

Net asset value — End of period	$9.650		$10.120		$9.410		$10.440	$10.070		$10.010

Total Return(2)	(0.90	)%(3)(4)	7.55	%(4)	(7.53	)%(4)	5.05%	7.05	%(5)	2.70%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,154		$1,566		$1,801		$2,294	$5,279		$5,087

Ratios (as a percentage of average daily net assets):(6)

Expenses(7)(8)	1.65	%(4)(9)	1.79	%(4)	1.65	%(4)	1.74%	1.76%		1.79%

Net investment income	5.75	%(9)	5.35%		4.50%		3.91%	4.46%		4.80%

Portfolio Turnover of the Portfolio	39	%(3)	71%		75%		76%	97%		75%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.18%, 0.18% and 0.10% of average daily net assets for the six months ended April 30, 2020 and the years ended October 31, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.

(5)

During the year ended October 31, 2016, the Portfolio’s investment adviser reimbursed the Fund, through its investment in the Portfolio, for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement was less than $0.01 per share and had no effect on total return for the year ended October 31, 2016.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)

Includes interest and dividend expense, including on securities sold short and/or reverse repurchase agreements, of 0.10%, 0.24%, 0.07%, 0.05%, 0.03% and 0.03% for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(9)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2020

Financial Highlights — continued

	Class R6

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2017(1)
			2019		2018

Net asset value — Beginning of period	$10.410		$9.640		$10.690		$10.530

Income (Loss) From Operations

Net investment income(2)	$0.314		$0.579		$0.534		$0.179

Net realized and unrealized gain (loss)	(0.379)		0.207		(1.245)		(0.019)

Total income (loss) from operations	$(0.065)		$0.786		$(0.711)		$0.160

Less Distributions

From net investment income	$(0.445)		$(0.016)		$(0.339)		$—

Total distributions	$(0.445)		$(0.016)		$(0.339)		$—

Net asset value — End of period	$9.900		$10.410		$9.640		$10.690

Total Return(3)	(0.66	)%(4)(5)	8.07	%(5)	(6.88	)%(5)	1.52	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$297,369		$140,294		$173,234		$7,959

Ratios (as a percentage of average daily net assets):(6)

Expenses(7)	1.12	%(5)(8)	1.26	%(5)	1.10	%(5)	1.20	%(8)

Net investment income	6.13	%(8)	5.86%		5.30%		3.97	%(8)

Portfolio Turnover of the Portfolio	39	%(4)	71%		75%		76	%(9)

(1)	For the period from commencement of operations on May 31, 2017 to October 31, 2017.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.18%, 0.18% and 0.10% of average daily net assets for the six months ended April 30, 2020 and the years ended October 31, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.

(6)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(7)

Includes interest and dividend expense, including on securities sold short and/or reverse repurchase agreements, of 0.10%, 0.24%, 0.08% and 0.11% for the six months ended April 30, 2020, the years ended October 31, 2019, 2018 and the period ended October 31, 2017, respectively.

(8)	Annualized.

(9)	For the Portfolio’s year ended October 31, 2017.

13	See Notes to Financial Statements.

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Global Macro Absolute Return Advantage Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (91.0% at April 30, 2020). The performance of the Fund is directly affected by the performance of the Portfolio. The consolidated financial statements of the Portfolio, including the consolidated portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolio.

As of April 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

14

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $194,809,742 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2019, $117,378,692 are short-term and $77,431,050 are long-term.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2020, the Fund incurred no investment adviser and administration fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses) exceed 1.35%, 2.05%, 1.05%, 1.55% and 1.02% of the Fund’s average daily net assets for Class A, Class C, Class I, Class R and Class R6, respectively. This agreement may be changed or terminated after February 28, 2021. Pursuant to this agreement, EVM was allocated $1,660,844 of the Fund’s operating expenses for the six months ended April 30, 2020. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Consolidated Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2020, EVM earned $271,445 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,932 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2020. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.30% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2020 amounted to $1,170,252 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2020, the Fund paid or accrued to EVD $106,544 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2020, the Fund paid or accrued to EVD $1,766 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2020 amounted to $35,514 and $1,767 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

15

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Effective December 2, 2019, Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2020, the Fund was informed that EVD received approximately $300 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2020, increases and decreases in the Fund’s investment in the Portfolio aggregated $36,569,625 and $417,003,863, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	4,945,403	79,735,722

Issued to shareholders electing to receive payments of distributions in Fund shares	3,045,761	—

Redemptions	(12,188,187)	(15,676,420)

Converted from Class C shares	93,466	74,538

Net increase (decrease)	(4,103,557)	64,133,840

Class C	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	71,973	217,557

Issued to shareholders electing to receive payments of distributions in Fund shares	78,569	—

Redemptions	(482,989)	(3,554,914)

Converted to Class A shares	(96,139)	(76,622)

Net decrease	(428,586)	(3,413,979)

Class I	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	22,514,943	96,016,735

Issued to shareholders electing to receive payments of distributions in Fund shares	4,326,798	142,606

Redemptions	(65,372,679)	(284,625,500)

Net decrease	(38,530,938)	(188,466,159)

16

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

Class R	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	7,040	22,204

Issued to shareholders electing to receive payments of distributions in Fund shares	5,584	—

Redemptions	(47,756)	(58,927)

Net decrease	(35,132)	(36,723)

Class R6	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	26,807,929	4,920,002

Issued to shareholders electing to receive payments of distributions in Fund shares	1,356,376	11,092

Redemptions	(11,612,688)	(9,422,409)

Net increase (decrease)	16,551,617	(4,491,315)

17

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited)

Foreign Government Bonds — 59.7%
Security	Principal Amount (000’s omitted)		Value

Argentina — 0.9%

Republic of Argentina, 3.75% to 3/31/29, 12/31/38(1)	USD	17,333	$5,548,276

Republic of Argentina, 6.25%, 11/9/47(2)	EUR	34,393	8,742,846

Republic of Argentina, 6.625%, 7/6/28	USD	5,652	1,427,130

Republic of Argentina, 6.875%, 1/11/48	USD	31,989	7,557,721

Republic of Argentina, 7.625%, 4/22/46	USD	13,732	3,433,137

Total Argentina			$26,709,110

Bahrain — 0.5%

Kingdom of Bahrain, 6.125%, 7/5/22(2)	USD	8,753	$8,818,289

Kingdom of Bahrain, 7.00%, 1/26/26(2)	USD	5,769	5,772,357

Total Bahrain			$14,590,646

Barbados — 1.9%

Government of Barbados, 6.50%, 10/1/29(2)	USD	63,122	$54,600,270

Total Barbados			$54,600,270

Benin — 0.7%

Benin Government International Bond, 5.75%, 3/26/26(2)	EUR	21,263	$19,443,794

Total Benin			$19,443,794

Ecuador — 0.1%

Republic of Ecuador, 9.50%, 3/27/30(2)	USD	8,227	$2,406,398

Republic of Ecuador, 9.625%, 6/2/27(2)	USD	2,550	736,338

Republic of Ecuador, 10.75%, 1/31/29(2)	USD	200	58,502

Total Ecuador			$3,201,238

Egypt — 5.8%

Arab Republic of Egypt, 4.75%, 4/11/25(2)	EUR	13,698	$13,221,312

Arab Republic of Egypt, 5.625%, 4/16/30(2)	EUR	1,525	1,381,141

Arab Republic of Egypt, 5.875%, 6/11/25(2)	USD	2,142	2,030,935

Arab Republic of Egypt, 6.375%, 4/11/31(2)	EUR	53,603	49,531,497

Arab Republic of Egypt, 7.50%, 1/31/27(2)	USD	27,798	27,150,223

Arab Republic of Egypt, 8.15%, 11/20/59(2)(3)	USD	20,128	17,680,033

Arab Republic of Egypt, 8.50%, 1/31/47(2)(3)	USD	12,617	11,334,482

Arab Republic of Egypt, 8.70%, 3/1/49(2)(3)	USD	50,594	45,626,023

Total Egypt			$167,955,646

Georgia — 1.2%

Georgia Treasury Bond, 7.00%, 5/30/24	GEL	51,500	$14,587,284

Georgia Treasury Bond, 7.25%, 1/17/21	GEL	8,852	2,728,574

Security	Principal Amount (000’s omitted)		Value

Georgia (continued)

Georgia Treasury Bond, 7.375%, 9/27/23	GEL	12,110	$3,524,009

Georgia Treasury Bond, 8.125%, 1/25/23	GEL	6,262	1,906,950

Georgia Treasury Bond, 9.375%, 4/9/22	GEL	43,335	13,575,026

Total Georgia			$36,321,843

Iceland — 1.9%

Republic of Iceland, 5.00%, 11/15/28	ISK	467,183	$3,868,577

Republic of Iceland, 6.50%, 1/24/31	ISK	5,253,504	50,320,708

Total Iceland			$54,189,285

Indonesia — 0.2%

Indonesia Government Bond, 7.50%, 4/15/40	IDR	79,640,000	$5,078,221

Total Indonesia			$5,078,221

Lebanon — 0.5%

Lebanese Republic, 6.25%, 11/4/24(2)(4)	USD	10,470	$1,753,725

Lebanese Republic, 6.40%, 5/26/23(4)	USD	10,470	1,753,725

Lebanese Republic, 6.65%, 4/22/24(2)(4)	USD	29,480	4,679,950

Lebanese Republic, 6.65%, 2/26/30(2)(4)	USD	132	22,110

Lebanese Republic, 6.75%, 11/29/27(2)(4)	USD	1,056	176,880

Lebanese Republic, 6.85%, 5/25/29(4)	USD	13,921	2,296,965

Lebanese Republic, 7.00%, 12/3/24(4)	USD	4,878	817,065

Lebanese Republic, 7.00%, 3/20/28(2)(4)	USD	7,809	1,308,007

Lebanese Republic, 7.15%, 11/20/31(2)(4)	USD	5,401	904,667

Lebanese Republic, 8.20%, 5/17/33(4)	USD	4,223	707,353

Lebanese Republic, 8.25%, 5/17/34(4)	USD	3,507	587,423

Total Lebanon			$15,007,870

New Zealand — 5.7%

New Zealand Government Bond, 2.50%, 9/20/35(2)(5)	NZD	96,285	$77,419,821

New Zealand Government Bond, 2.50%, 9/20/40(2)(5)	NZD	108,028	89,522,774

Total New Zealand			$166,942,595

Romania — 4.6%

Romanian Government International Bond, 3.375%, 1/28/50(2)	EUR	50,724	$47,393,572

Romanian Government International Bond, 4.625%, 4/3/49(2)(3)	EUR	77,079	85,512,269

Total Romania			$132,905,841

Serbia — 11.9%

Serbia Treasury Bond, 4.50%, 1/11/26	RSD	6,167,590	$62,115,211

Serbia Treasury Bond, 5.75%, 7/21/23	RSD	8,677,260	89,504,094

18	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Serbia (continued)

Serbia Treasury Bond, 5.875%, 2/8/28	RSD	17,108,030	$192,546,419

Total Serbia			$344,165,724

Suriname — 0.3%

Republic of Suriname, 9.25%, 10/26/26(2)	USD	22,955	$8,780,288

Total Suriname			$8,780,288

Thailand — 1.6%

Thailand Government Bond, 1.25%, 3/12/28(2)(5)	THB	1,666,531	$46,025,609

Total Thailand			$46,025,609

Ukraine — 21.9%

Ukraine Government International Bond, 0.00%, GDP-Linked, 5/31/40(2)(6)(7)	USD	89,534	$66,614,818

Ukraine Government International Bond, 10.00%, 8/23/23	UAH	3,022,403	100,524,171

Ukraine Government International Bond, 11.67%, 11/22/23	UAH	1,447,084	50,259,816

Ukraine Government International Bond, 14.91%, 10/12/22	UAH	129,875	4,883,156

Ukraine Government International Bond, 15.70%, 1/20/21	UAH	463,594	17,269,757

Ukraine Government International Bond, 15.84%, 2/26/25(3)	UAH	8,733,741	344,460,688

Ukraine Government International Bond, 17.00%, 5/11/22	UAH	93,144	3,618,442

Ukraine Government International Bond, 18.00%, 3/24/21	UAH	1,224,932	46,531,068

Total Ukraine			$634,161,916

Total Foreign Government Bonds (identified cost $1,818,609,570)			$1,730,079,896

Foreign Corporate Bonds — 4.1%
Security	Principal Amount (000’s omitted)		Value

Georgia — 0.1%

Silknet JSC, 11.00%, 4/2/24(2)	USD	3,388	$3,102,866

Total Georgia			$3,102,866

Iceland — 2.7%

Almenna Leigufelagid EHF, 6.65%, 1/26/28(8)	ISK	4,540,000	$35,919,387

Arion Banki HF, 6.00%, 4/12/24(2)	ISK	1,720,000	13,292,657

Security	Principal Amount (000’s omitted)		Value

Iceland (continued)

Heimavellir HF, 7.91%, 4/25/23(8)	ISK	1,963,167	$14,615,010

Islandsbanki HF, 6.40%, 10/26/23	ISK	900,000	6,950,507

Landsbankinn HF, 5.00%, 11/23/23(2)	ISK	1,020,000	7,555,192

WOW Air HF, 0.00% (4)(9)	EUR	121	3,979

WOW Air HF, 0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(4)(10)	EUR	5,500	180,875

Total Iceland			$78,517,607

Indonesia — 0.1%

Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(2)	IDR	27,880,000	$1,804,514

Total Indonesia			$1,804,514

Ireland — 0.7%

Aragvi Finance International DAC, 12.00%, 4/9/24(2)	USD	21,357	$19,274,692

Total Ireland			$19,274,692

Mexico — 0.0%(11)

Grupo Kaltex SA de CV, 8.875%, 4/11/22(2)	USD	1,779	$1,071,047

Total Mexico			$1,071,047

Mongolia — 0.1%

Trade and Development Bank of Mongolia, LLC, 9.375%, 5/19/20(2)	USD	3,258	$3,251,891

Total Mongolia			$3,251,891

Netherlands — 0.3%

Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(2)	USD	9,093	$7,835,820

Total Netherlands			$7,835,820

United Kingdom — 0.1%

Ellaktor Value PLC, 6.375%, 12/15/24(2)	EUR	6,410	$4,571,407

Total United Kingdom			$4,571,407

Total Foreign Corporate Bonds (identified cost $145,009,025)			$119,429,844

19	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Sovereign Loans — 4.8%
Borrower	Principal Amount (000’s omitted)	Value

Ethiopia — 0.1%

Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.51%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(10)(12)	$3,233	$3,116,704

Total Ethiopia		$3,116,704

Kenya — 1.1%

Government of Kenya, Term Loan, 7.69%, (6 mo. USD LIBOR + 6.70%), Maturing October 24, 2024(10)	$4,474	$4,166,976

Government of Kenya, Term Loan, 8.37%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(10)	29,835	26,847,591

Total Kenya		$31,014,567

Tanzania — 3.6%

Government of the United Republic of Tanzania, Term Loan, 7.09%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(10)	$73,350	$69,266,679

Government of the United Republic of Tanzania, Term Loan, 7.12%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(10)	36,286	34,805,983

Total Tanzania		$104,072,662

Total Sovereign Loans (identified cost $146,659,348)		$138,203,933

Senior Floating-Rate Loans — 0.1%(13)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Argentina — 0.1%

Desarrolladora Energética S.A., Term Loan, 9.50%, Maturing 7/27/20(8)(14)	$2,607	$1,629,464

Total Argentina		$1,629,464

Total Senior Floating-Rate Loans (identified cost $2,095,338)		$1,629,464

Collateralized Mortgage Obligations — 2.6%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

Interest Only:(15)

Series 362, Class C6, 3.50%, 12/15/47	$26,585	$2,447,126

Series 2770, Class SH, 6.286%, (7.10% - 1 mo. USD LIBOR), 3/15/34(16)	1,361	344,130

Series 4791, Class JI, 4.00%, 5/15/48	41,364	3,481,054

		$6,272,310

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2016-DNA4, Class M3, 4.287%, (1 mo. USD LIBOR + 3.80%), 3/25/29(10)	$5,674	$5,589,583

Series 2017-DNA2, Class M2, 3.937%, (1 mo. USD LIBOR + 3.45%), 10/25/29(10)	3,608	3,490,433

Series 2019-DNA1, Class M2, 3.137%, (1 mo. USD LIBOR + 2.65%), 1/25/49(6)(10)	2,737	2,457,884

Series 2019-DNA2, Class M2, 2.937%, (1 mo. USD LIBOR + 2.45%), 3/25/49(6)(10)	7,668	6,765,460

Series 2019-DNA3, Class M2, 2.537%, (1 mo. USD LIBOR + 2.05%), 7/25/49(6)(10)	578	500,341

Series 2019-DNA4, Class M2, 2.437%, (1 mo. USD LIBOR + 1.95%), 10/25/49(6)(10)	663	555,401

Series 2020-DNA1, Class M2, 2.187%, (1 mo. USD LIBOR + 1.70%), 1/25/50(6)(10)	20,046	15,459,953

Series 2020-DNA2, Class M1, 1.237%, (1 mo. USD LIBOR + 0.75%), 2/25/50(6)(10)	6,073	5,831,835

		$40,650,890

Federal National Mortgage Association:

Interest Only:(15)

Series 424, Class C8, 3.50%, 2/25/48	$37,460	$3,053,419

Series 2010-67, Class BI, 5.50%, 6/25/25	8	287

Series 2010-109, Class PS, 6.113%, (6.60% - 1 mo. USD LIBOR), 10/25/40(16)	3,136	681,816

Series 2018-21, Class IO, 3.00%, 4/25/48	39,217	2,961,426

Series 2018-58, Class BI, 4.00%, 8/25/48	6,198	505,641

		$7,202,589

Federal National Mortgage Association Connecticut Avenue Securities:

Series 2017-C03, Class 1M2C, 3.487%, (1 mo. USD LIBOR + 3.00%), 10/25/29(10)	$3,828	$3,149,510

Series 2017-C07, Class 1M2, 2.887%, (1 mo. USD LIBOR + 2.40%), 5/25/30(10)	2,618	2,436,568

Series 2018-C06, Class 1M2, 2.487%, (1 mo. USD LIBOR + 2.00%), 3/25/31(10)	1,570	1,427,439

Series 2018-R07, Class 1M2, 2.887%, (1 mo. USD LIBOR + 2.40%), 4/25/31(6)(10)	761	711,363

Series 2019-R02, Class 1M2, 2.787%, (1 mo. USD LIBOR + 2.30%), 8/25/31(6)(10)	2,716	2,509,255

20	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association Connecticut Avenue Securities: (continued)

Series 2019-R05, Class 1M2, 2.487%, (1 mo. USD LIBOR + 2.00%), 7/25/39(6)(10)	$1,288	$1,187,013

Series 2019-R07, Class 1M2, 2.587%, (1 mo. USD LIBOR + 2.10%), 10/25/39(6)(10)	2,924	2,558,308

Series 2020-R01, Class 1M2, 2.537%, (1 mo. USD LIBOR + 2.05%), 1/25/40(6)(10)	10,374	7,933,833

		$21,913,289

Total Collateralized Mortgage Obligations (identified cost $91,244,822)		$76,039,078

U.S. Government Guaranteed Small Business Administration Loans (17)(18) — 1.1%
Security	Principal Amount (000’s omitted)	Value

1.63%, 11/20/42	$1,235	$72,897

1.88%, 10/30/42 to 12/28/42	10,759	689,480

2.13%, 1/25/43	1,701	121,716

2.38%, 11/30/42 to 3/1/43	6,158	545,334

2.38%, 11/15/32 to 4/10/43(19)	53,418	3,782,233

2.63%, 10/27/42 to 3/20/43	9,965	913,267

2.86%, 4/12/27 to 3/10/43(19)	105,003	9,708,091

2.88%, 10/27/42 to 2/13/43	10,469	1,093,513

3.06%, 2/2/27 to 12/17/43(19)	109,619	10,758,018

3.13%, 10/12/42 to 2/15/43	6,949	839,514

3.38%, 12/18/42	668	88,163

3.63%, 10/27/42 to 3/28/43	23,884	3,265,688

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $39,564,852)		$31,877,914

Common Stocks — 3.8%
Security	Shares	Value

Cyprus — 0.2%

Bank of Cyprus Holdings PLC(20)	8,424,416	$6,076,552

Total Cyprus		$6,076,552

Greece — 0.5%

Alpha Bank AE(20)	1,784,700	$1,303,232

Eurobank Ergasias Services and Holdings S.A.(20)	3,832,200	1,547,941

Hellenic Telecommunications Organization S.A.	244,800	3,234,172

JUMBO S.A.	177,200	2,773,163

National Bank of Greece S.A.(20)	1,111,000	1,506,599

Security	Shares	Value

Greece (continued)

OPAP S.A.	308,145	$2,760,150

Piraeus Bank S.A.(20)	1,025,200	1,368,356

Total Greece		$14,493,613

Iceland — 1.7%

Arion Banki HF(6)(20)	30,204,830	$11,706,450

Eik Fasteignafelag HF	96,765,425	4,465,601

Eimskipafelag Islands HF(20)	7,866,970	6,959,822

Hagar HF	30,229,195	9,621,155

Reginn HF(20)	41,170,338	4,748,364

Reitir Fasteignafelag HF	16,629,313	5,762,249

Siminn HF	161,055,638	6,491,755

Total Iceland		$49,755,396

Serbia — 0.1%

Komercijalna Banka AD Beograd(20)	133,148	$3,049,732

Total Serbia		$3,049,732

Singapore — 0.4%

Yoma Strategic Holdings, Ltd.(20)	79,369,266	$11,077,758

Total Singapore		$11,077,758

Vietnam — 0.9%

Bank for Foreign Trade of Vietnam JSC	1,036,910	$3,009,350

Bank for Investment and Development of Vietnam JSC	845,160	1,290,491

Binh Minh Plastics JSC	73,100	147,404

Coteccons Construction JSC	239,670	643,493

Ho Chi Minh City Infrastructure Investment JSC(20)	1,400,400	1,180,303

Hoa Phat Group JSC(20)	2,126,689	1,947,804

KIDO Group Corp.	55,900	41,281

Masan Group Corp.(20)	863,000	2,163,435

Mobile World Investment Corp.	372,000	1,294,477

PetroVietnam Nhon Trach 2 Power JSC	859,040	756,593

Refrigeration Electrical Engineering Corp.	703,160	901,275

SSI Securities Corp.	1,394,992	775,877

Viet Capital Securities JSC	806,139	608,108

Vietnam Dairy Products JSC	701,080	2,965,064

Vietnam Prosperity JSC Bank(20)	1,746,682	1,538,640

Vietnam Technological & Commercial Joint Stock Bank(20)	1,408,200	1,106,172

Vingroup JSC(20)	1,246,080	4,890,101

Total Vietnam		$25,259,868

Total Common Stocks (identified cost $198,613,604)		$109,712,919

21	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Warrants — 0.0%
Security	Shares		Value

Almenna Leigufelagid EHF, Exp. 1/25/22, Strike ISK 10.95(8)(20)		22,753,484	$0

Total Warrants (identified cost $0)			$0

Short-Term Investments — 16.4%

Foreign Government Securities — 1.1%
Security	Principal Amount (000’s omitted)		Value

Georgia — 1.1%

Bank of Georgia Promissory Note, 7.40%, 5/13/20	GEL	2,912	$908,938

Bank of Georgia Promissory Note, 7.40%, 5/18/20	GEL	4,282	1,335,348

Bank of Georgia Promissory Note, 7.50%, 5/26/20	GEL	5,353	1,663,335

Bank of Georgia Promissory Note, 7.50%, 5/28/20	GEL	13,664	4,239,961

Bank of Georgia Promissory Note, 7.50%, 6/10/20	GEL	2,415	747,463

Bank of Georgia Promissory Note, 7.50%, 6/12/20	GEL	1,885	583,344

Bank of Georgia Promissory Note, 7.50%, 6/15/20	GEL	3,768	1,165,697

Bank of Georgia Promissory Note, 7.50%, 6/16/20	GEL	1,926	595,698

Bank of Georgia Promissory Note, 7.50%, 6/17/20	GEL	3,603	1,114,473

Bank of Georgia Promissory Note, 7.50%, 6/19/20	GEL	2,192	677,682

Bank of Georgia Promissory Note, 7.50%, 6/26/20	GEL	2,902	896,458

Bank of Georgia Promissory Note, 7.50%, 6/29/20	GEL	3,870	1,195,108

Georgia Treasury Bill, 0.00%, 5/7/20	GEL	3,664	1,139,604

Georgia Treasury Bill, 0.00%, 5/14/20	GEL	8,110	2,519,493

Georgia Treasury Bill, 0.00%, 6/4/20	GEL	5,441	1,682,763

Georgia Treasury Bill, 0.00%, 6/11/20	GEL	6,505	2,008,419

Georgia Treasury Bill, 0.00%, 7/2/20	GEL	1,224	376,197

Georgia Treasury Bill, 0.00%, 1/14/21	GEL	8,533	2,502,787

Georgia Treasury Bill, 0.00%, 2/11/21	GEL	21,479	6,256,154

Total Georgia			$31,608,922

Total Foreign Government Securities (identified cost $36,079,424)			$31,608,922

U.S. Treasury Obligations — 1.9%
Security	Principal Amount (000’s omitted)		Value

U.S. Treasury Bill, 0.00%, 5/21/20(21)		$25,000	$24,998,785

U.S. Treasury Bill, 0.00%, 6/11/20		30,000	29,996,840

Total U.S. Treasury Obligations (identified cost $54,995,861)			$54,995,625

Other — 13.4%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.47%(22)	388,810,983	$388,810,983

Total Other (identified cost $388,680,363)		$388,810,983

Total Short-Term Investments (identified cost $479,755,648)		$475,415,530

Total Purchased Options — 0.0%(11) (identified cost $928,702)		$55

Total Investments — 92.6% (identified cost $2,922,480,909)		$2,682,388,633

Securities Sold Short — (0.6)%

Common Stocks — (0.6)%
Security	Shares	Value

Ashmore Group PLC	(3,562,400)	$(16,984,927)

Total Common Stocks		$(16,984,927)

Total Securities Sold Short (proceeds $22,945,760)		$(16,984,927)

Other Assets, Less Liabilities — 8.0%		$232,759,185

Net Assets — 100.0%		$2,898,162,891

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Step coupon security. Interest rate represents the rate in effect at April 30, 2020.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities is $760,409,016 or 26.2% of the Portfolio’s net assets.

(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(4)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration

22	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

(normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $124,791,914 or 4.3% of the Portfolio’s net assets.

(7)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(9)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(10)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2020.

(11)	Amount is less than 0.05%.

(12)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(13)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London

Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(14)	Fixed-rate loan.

(15)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(16)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2020.

(17)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(18)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro rata basis with all securities in the trust.

(19)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2020 of all interest only securities comprising the certificate.

(20)	Non-income producing security.

(21)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(22)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

Purchased Currency Options — 0.0%(11)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value

Call BRL/Put USD	Standard Chartered Bank	USD	54,710,000	BRL	3.57	7/20/20	$55

Total							$55

Centrally Cleared Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

BRL	82,604,106	USD	15,220,952	5/5/20	$(30,510)

BRL	32,446,906	USD	6,153,405	5/5/20	(186,597)

BRL	50,157,200	USD	9,654,416	5/5/20	(430,782)

USD	16,018,171	BRL	82,604,106	5/5/20	827,729

USD	9,242,160	BRL	50,157,200	5/5/20	18,525

USD	5,978,792	BRL	32,446,906	5/5/20	11,984

CLP	25,662,653,973	USD	32,735,900	5/7/20	(1,995,819)

USD	32,972,702	CLP	25,662,653,973	5/7/20	2,232,621

EUR	102,063,802	USD	111,127,578	5/8/20	724,683

EUR	75,316,804	USD	81,826,466	5/8/20	713,618

EUR	15,093,000	USD	16,433,334	5/8/20	107,165

PHP	482,621,020	USD	9,465,941	5/8/20	105,355

USD	146,850,768	EUR	131,860,237	5/8/20	2,344,437

23	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	16,852,322	EUR	15,102,000	5/8/20	$301,960

USD	10,621,018	EUR	9,517,894	5/8/20	190,308

USD	6,649,648	EUR	5,959,000	5/8/20	119,148

USD	11,587,240	EUR	10,642,163	5/8/20	(75,562)

USD	11,803,310	EUR	10,840,610	5/8/20	(76,971)

USD	54,169,756	EUR	49,751,568	5/8/20	(353,251)

USD	65,948,804	EUR	60,569,894	5/8/20	(430,064)

USD	19,621	PHP	1,000,400	5/8/20	(218)

USD	54,723,017	KRW	65,000,000,000	5/12/20	1,343,895

USD	43,337,105	KRW	51,393,472,596	5/12/20	1,131,898

USD	42,383,634	AUD	67,210,000	5/15/20	(1,415,109)

CAD	101,290,000	USD	76,557,375	5/20/20	(3,787,911)

USD	75,820,976	CAD	101,290,000	5/20/20	3,051,512

USD	6,940	NZD	11,654	5/20/20	(208)

USD	18,236,112	NZD	30,623,605	5/20/20	(547,677)

USD	20,194,574	NZD	33,912,418	5/20/20	(606,494)

USD	13,140,244	JPY	1,453,442,400	5/21/20	(405,882)

INR	1,461,658,700	USD	20,267,739	5/22/20	(891,340)

INR	1,930,710,000	USD	26,768,015	5/22/20	(1,173,662)

USD	15,998,730	EUR	14,733,967	5/22/20	(152,588)

USD	65,730,834	EUR	60,376,911	5/22/20	(454,106)

USD	74,449,278	EUR	68,385,219	5/22/20	(514,338)

USD	13,123,233	INR	1,011,210,700	5/22/20	(281,827)

USD	14,940,282	INR	1,152,710,000	5/22/20	(340,556)

USD	15,916,044	INR	1,228,448,000	5/22/20	(368,811)

JPY	13,463,192,943	USD	121,588,719	5/26/20	3,896,821

USD	19,775,310	JPY	2,117,738,000	5/26/20	36,643

USD	3,195,440	JPY	347,110,135	5/26/20	(39,847)

USD	55,187,547	JPY	6,110,769,175	5/26/20	(1,768,717)

USD	96,356,153	ZAR	1,416,936,500	5/26/20	20,088,818

ZAR	2,476,713,600	USD	135,053,935	5/26/20	(1,743,553)

USD	9,368,177	PHP	481,618,000	6/2/20	(161,508)

USD	4,149	NZD	7,000	6/8/20	(144)

USD	1,004,735	NZD	1,695,000	6/8/20	(34,817)

USD	7,063,376	NZD	11,916,000	6/8/20	(244,765)

AUD	31,883,346	USD	19,427,830	6/9/20	1,351,385

AUD	48,427,000	USD	32,103,576	6/9/20	(542,426)

TWD	1,139,790,000	USD	38,338,042	6/9/20	220,167

TWD	890,015,000	USD	29,936,596	6/9/20	171,919

USD	68,240,208	TWD	2,029,805,000	6/9/20	(426,516)

JPY	1,161,903,000	USD	10,801,567	6/10/20	30,349

JPY	6,401,925,692	USD	60,741,062	6/10/20	(1,058,694)

AUD	64,442,294	USD	39,417,515	6/12/20	2,581,464

AUD	96,059,031	USD	62,892,921	6/12/20	(288,365)

24	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

NZD	16,432,000	USD	10,332,534	6/12/20	$(254,954)

USD	15,972,228	AUD	26,282,000	6/12/20	(1,156,541)

USD	29,849,569	AUD	48,800,000	6/12/20	(1,954,857)

USD	12,470,502	NZD	19,832,047	6/12/20	307,708

GBP	7,200,000	USD	8,449,344	6/18/20	620,733

GBP	14,105,765	USD	17,286,192	6/18/20	483,304

CAD	15,750,000	USD	10,875,945	6/22/20	440,349

CAD	14,094,700	USD	9,727,621	6/22/20	399,349

CAD	7,629,500	USD	5,447,970	6/22/20	33,787

NZD	28,491,576	USD	17,067,879	6/29/20	403,900

NZD	34,654	USD	20,760	6/29/20	491

USD	16,522,007	NZD	27,580,347	6/29/20	(390,983)

GBP	9,176,000	USD	11,052,676	6/30/20	507,287

EUR	10,642,163	USD	11,500,879	7/6/20	176,123

EUR	13,547,500	USD	14,893,715	7/6/20	(28,862)

EUR	21,583,401	USD	23,728,143	7/6/20	(45,982)

EUR	44,864,539	USD	49,483,343	7/6/20	(256,195)

EUR	65,843,986	USD	73,320,571	7/6/20	(1,073,943)

USD	235,773,603	EUR	211,731,492	7/6/20	3,453,430

USD	20,386,507	EUR	18,864,344	7/6/20	(312,197)

USD	66,918,979	EUR	61,922,456	7/6/20	(1,024,791)

USD	85,003,646	EUR	78,656,826	7/6/20	(1,301,737)

USD	103,859,498	EUR	96,104,802	7/6/20	(1,590,494)

USD	22,283,114	NZD	37,461,000	7/9/20	(687,463)

USD	28,926,826	NZD	48,630,000	7/9/20	(892,430)

USD	95,458,404	EUR	84,328,330	7/10/20	2,921,932

USD	91,824,106	EUR	81,117,776	7/10/20	2,810,688

USD	6,225,918	EUR	5,500,000	7/10/20	190,572

CHF	31,864,797	USD	33,038,660	7/15/20	40,643

CHF	31,911,097	USD	33,139,925	7/15/20	(12,557)

NOK	611,769,100	USD	59,579,872	7/16/20	158,207

EUR	11,361,000	USD	12,394,965	7/17/20	73,772

EUR	10,840,610	USD	12,226,365	7/17/20	(328,758)

NZD	19,307,000	USD	11,717,418	7/17/20	120,680

USD	87,146,903	EUR	77,269,538	7/17/20	2,343,317

USD	12,813,277	EUR	11,361,000	7/17/20	344,540

USD	25,443,294	EUR	22,964,298	7/17/20	239,897

USD	61,900,094	EUR	56,761,477	7/17/20	(395,824)

USD	11,156,036	NZD	18,382,000	7/17/20	(114,898)

USD	17,585,534	NZD	28,976,000	7/17/20	(181,117)

IDR	282,129,145,557	USD	17,393,905	7/21/20	907,749

USD	11,305,498	IDR	156,660,286,557	7/21/20	1,142,981

USD	9,049,323	IDR	125,468,859,000	7/21/20	910,186

USD	22,156,989	KRW	27,290,763,039	7/29/20	(341,035)

25	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

USD	14,764,261	SGD	20,211,313	8/6/20	$425,566

USD	34,272,935	ZAR	579,312,000	8/19/20	3,334,673

USD	14,760,477	ZAR	257,067,000	8/19/20	1,031,768

USD	30,846,442	ZAR	585,740,000	9/17/20	(353,567)

ZAR	241,669,900	USD	12,726,904	9/17/20	145,878

					$32,043,094

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	76,195,274	HUF	27,668,790,000	BNP Paribas	5/4/20	$—	$(2,519,224)

EUR	3,566,674	HUF	1,273,980,000	JPMorgan Chase Bank, N.A.	5/4/20	—	(52,059)

HUF	28,942,770,000	EUR	81,460,090	BNP Paribas	5/4/20	710,376	—

EUR	43,131,266	HUF	15,211,535,000	BNP Paribas	5/5/20	—	(24,817)

EUR	37,895,990	HUF	13,380,695,000	BNP Paribas	5/5/20	—	(70,108)

EUR	106,896,442	PLN	485,149,500	BNP Paribas	5/5/20	205,113	—

EUR	648,368	RON	3,140,000	Goldman Sachs International	5/5/20	—	(577)

EUR	15,748,684	RON	76,263,000	JPMorgan Chase Bank, N.A.	5/5/20	—	(12,491)

EUR	7,212,440	USD	7,855,862	Bank of America, N.A.	5/5/20	47,888	—

EUR	19,920,145	USD	21,815,905	Bank of America, N.A.	5/5/20	13,577	—

EUR	760,719	USD	827,780	Bank of America, N.A.	5/5/20	5,854	—

EUR	2,541,233	USD	2,783,077	Bank of America, N.A.	5/5/20	1,732	—

EUR	655,541	USD	717,927	Bank of America, N.A.	5/5/20	447	—

EUR	3,838,964	USD	4,241,652	Bank of America, N.A.	5/5/20	—	(34,725)

EUR	14,733,967	USD	15,993,721	Goldman Sachs International	5/5/20	152,490	—

EUR	9,701,376	USD	10,538,586	UBS AG	5/5/20	92,663	—

EUR	6,745,682	USD	7,302,167	UBS AG	5/5/20	90,086	—

EUR	6,410,000	USD	6,963,170	UBS AG	5/5/20	61,226	—

EUR	3,190,010	USD	3,465,301	UBS AG	5/5/20	30,470	—

EUR	1,951,329	USD	2,119,724	UBS AG	5/5/20	18,638	—

HUF	82,472,000	EUR	233,797	Citibank, N.A.	5/5/20	185	—

HUF	22,838,980,000	EUR	64,702,824	Standard Chartered Bank	5/5/20	98,125	—

HUF	5,670,778,000	EUR	16,054,005	UBS AG	5/5/20	36,756	—

PLN	29,986,700	EUR	6,615,511	Standard Chartered Bank	5/5/20	—	(21,804)

PLN	217,375,800	EUR	47,836,486	Standard Chartered Bank	5/5/20	—	(26,732)

PLN	237,787,000	EUR	52,416,876	UBS AG	5/5/20	—	(126,367)

RON	1,765,000	EUR	364,511	Citibank, N.A.	5/5/20	256	—

RON	77,638,000	EUR	16,034,295	Standard Chartered Bank	5/5/20	10,889	—

USD	2,137,033	EUR	1,951,329	Bank of America, N.A.	5/5/20	—	(1,330)

USD	3,493,597	EUR	3,190,010	Bank of America, N.A.	5/5/20	—	(2,174)

USD	7,020,027	EUR	6,410,000	Bank of America, N.A.	5/5/20	—	(4,369)

USD	16,136,169	EUR	14,733,967	Bank of America, N.A.	5/5/20	—	(10,042)

26	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	712,113	EUR	655,541	UBS AG	5/5/20	$—	$(6,261)

USD	2,760,536	EUR	2,541,233	UBS AG	5/5/20	—	(24,273)

USD	4,307,809	EUR	3,962,763	UBS AG	5/5/20	—	(34,783)

USD	6,233,029	EUR	5,738,613	UBS AG	5/5/20	—	(55,628)

USD	7,327,821	EUR	6,745,682	UBS AG	5/5/20	—	(64,432)

USD	12,831,487	EUR	11,812,124	UBS AG	5/5/20	—	(112,824)

USD	21,639,213	EUR	19,920,145	UBS AG	5/5/20	—	(190,269)

USD	5,184,916	ZAR	94,170,000	Bank of America, N.A.	5/5/20	104,395	—

USD	6,625,561	ZAR	120,672,000	Credit Agricole Corporate and Investment Bank	5/5/20	115,243	—

USD	135,351,032	ZAR	2,476,713,600	Standard Chartered Bank	5/5/20	1,731,027	—

USD	6,758,658	ZAR	122,490,000	Standard Chartered Bank	5/5/20	150,258	—

ZAR	7,633,600	USD	422,540	Bank of America, N.A.	5/5/20	—	(10,703)

ZAR	2,806,412,000	USD	155,137,851	Standard Chartered Bank	5/5/20	—	(3,730,444)

USD	11,191,760	UAH	279,794,000	ICBC Standard Bank plc	5/6/20	824,021	—

EGP	675,953,000	USD	35,483,097	Goldman Sachs International	5/7/20	7,400,177	—

USD	42,286,706	EGP	675,953,000	HSBC Bank USA, N.A.	5/7/20	—	(596,568)

USD	9,447,340	UYU	416,585,200	JPMorgan Chase Bank, N.A.	5/11/20	—	(368,335)

UYU	416,585,200	USD	10,863,539	JPMorgan Chase Bank, N.A.	5/11/20	—	(1,047,863)

USD	7,939,090	UAH	197,207,000	Bank of America, N.A.	5/12/20	651,023	—

USD	6,833,934	UAH	170,780,000	Morgan Stanley & Co. International PLC	5/12/20	522,514	—

EGP	243,480,000	USD	12,814,737	Société Générale	5/13/20	2,594,899	—

USD	3,999,436	EGP	63,871,000	Citibank, N.A.	5/13/20	—	(42,903)

USD	2,321,237	EGP	37,163,000	Goldman Sachs International	5/13/20	—	(30,777)

USD	3,678,002	UAH	101,237,000	Citibank, N.A.	5/13/20	—	(61,701)

EUR	28,462,215	HUF	9,803,810,000	JPMorgan Chase Bank, N.A.	5/18/20	726,155	—

THB	357,755,000	USD	11,324,945	Standard Chartered Bank	5/18/20	—	(267,551)

USD	6,884,401	UYU	309,385,000	HSBC Bank USA, N.A.	5/19/20	—	(390,359)

UYU	309,385,000	USD	8,039,524	JPMorgan Chase Bank, N.A.	5/19/20	—	(764,764)

AED	52,270,000	USD	14,217,326	Standard Chartered Bank	5/21/20	11,646	—

OMR	2,115,100	USD	5,475,987	Standard Chartered Bank	5/21/20	6,802	—

USD	14,186,457	AED	52,270,000	Standard Chartered Bank	5/21/20	—	(42,516)

USD	5,361,470	OMR	2,115,100	Standard Chartered Bank	5/21/20	—	(121,319)

USD	1,151,155	GHS	6,976,000	ICBC Standard Bank plc	5/22/20	—	(42,775)

USD	2,325,083	GHS	14,090,000	ICBC Standard Bank plc	5/22/20	—	(86,396)

USD	955,482	GHS	5,795,000	JPMorgan Chase Bank, N.A.	5/22/20	—	(36,322)

USD	2,365,318	GHS	14,322,000	JPMorgan Chase Bank, N.A.	5/22/20	—	(85,867)

EUR	26,856,475	HUF	9,584,120,000	Credit Agricole Corporate and Investment Bank	5/26/20	—	(342,987)

EUR	27,973,856	NOK	319,949,000	BNP Paribas	5/26/20	—	(565,716)

USD	2,886,957	GHS	17,596,000	ICBC Standard Bank plc	5/26/20	—	(119,472)

USD	7,941,674	ZAR	122,490,000	Standard Chartered Bank	5/27/20	1,349,268	—

ZAR	122,490,000	USD	6,742,846	Standard Chartered Bank	5/27/20	—	(150,440)

NZD	9,160,000	USD	5,332,402	Morgan Stanley & Co. International PLC	5/29/20	285,814	—

TRY	21,000,000	USD	3,223,693	Standard Chartered Bank	5/29/20	—	(234,849)

TRY	126,280,000	USD	19,350,558	Standard Chartered Bank	5/29/20	—	(1,377,639)

TRY	122,290,000	USD	18,823,982	Standard Chartered Bank	5/29/20	—	(1,418,943)

27	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	939,314	GHS	5,778,000	JPMorgan Chase Bank, N.A.	5/29/20	$—	$(46,656)

USD	474,328	GHS	2,910,000	Standard Chartered Bank	5/29/20	—	(22,241)

USD	27,239,782	TRY	172,974,000	Standard Chartered Bank	5/29/20	2,621,095	—

USD	27,239,961	TRY	173,259,500	Standard Chartered Bank	5/29/20	2,580,640	—

USD	27,239,726	TRY	173,355,000	Standard Chartered Bank	5/29/20	2,566,813	—

USD	27,239,732	TRY	173,464,000	Standard Chartered Bank	5/29/20	2,551,306	—

USD	27,239,575	TRY	173,463,000	Standard Chartered Bank	5/29/20	2,551,291	—

USD	508,922	TRY	3,239,618	Standard Chartered Bank	5/29/20	47,840	—

USD	2,120,051	TRY	14,940,000	Standard Chartered Bank	5/29/20	—	(6,298)

EUR	19,920,145	USD	21,651,504	UBS AG	6/2/20	189,631	—

EUR	11,812,124	USD	12,838,775	UBS AG	6/2/20	112,446	—

EUR	6,745,682	USD	7,331,983	UBS AG	6/2/20	64,216	—

EUR	2,541,233	USD	2,762,104	UBS AG	6/2/20	24,191	—

EUR	655,541	USD	712,517	UBS AG	6/2/20	6,240	—

USD	2,120,928	EUR	1,951,329	UBS AG	6/2/20	—	(18,576)

USD	3,467,270	EUR	3,190,010	UBS AG	6/2/20	—	(30,367)

USD	6,967,125	EUR	6,410,000	UBS AG	6/2/20	—	(61,020)

USD	10,544,572	EUR	9,701,376	UBS AG	6/2/20	—	(92,353)

USD	2,624,832	UAH	74,414,000	Goldman Sachs International	6/2/20	—	(99,902)

USD	1,187,363	GHS	7,329,000	JPMorgan Chase Bank, N.A.	6/3/20	—	(60,636)

USD	3,873,532	GHS	24,074,000	Standard Chartered Bank	6/4/20	—	(224,119)

USD	1,455,044	GHS	9,014,000	JPMorgan Chase Bank, N.A.	6/8/20	—	(76,637)

USD	2,449,735	GHS	15,023,000	Standard Chartered Bank	6/8/20	—	(103,010)

USD	6,996,941	THB	219,599,000	Standard Chartered Bank	6/8/20	209,768	—

USD	4,186,357	UAH	117,218,000	Goldman Sachs International	6/9/20	—	(91,634)

EGP	264,600,000	USD	15,659,585	Morgan Stanley & Co. International PLC	6/15/20	867,363	—

UGX	6,767,004,000	USD	1,675,416	Standard Chartered Bank	6/15/20	86,886	—

USD	2,395,126	GHS	14,742,000	Standard Chartered Bank	6/15/20	—	(102,458)

USD	9,595,836	UAH	269,643,000	Bank of America, N.A.	6/15/20	—	(216,195)

USD	1,773,324	UGX	6,767,004,000	Standard Chartered Bank	6/15/20	11,022	—

EUR	56,272,469	PLN	249,939,800	BNP Paribas	6/17/20	1,492,717	—

EUR	54,630,821	PLN	243,544,200	Goldman Sachs International	6/17/20	1,233,280	—

PLN	485,149,500	EUR	106,769,993	BNP Paribas	6/17/20	—	(200,957)

UGX	32,737,140,000	USD	8,093,236	Standard Chartered Bank	6/17/20	428,824	—

USD	3,905,111	EGP	64,942,000	Bank of America, N.A.	6/17/20	—	(147,907)

USD	5,953,022	EGP	99,981,000	BNP Paribas	6/17/20	—	(286,775)

USD	1,411,048	GHS	8,685,000	JPMorgan Chase Bank, N.A.	6/17/20	—	(59,118)

USD	8,538,639	UGX	32,737,140,000	Standard Chartered Bank	6/17/20	16,579	—

EUR	24,796,158	HUF	8,518,720,000	Citibank, N.A.	6/18/20	730,233	—

EUR	1,473,002	HUF	507,670,000	Citibank, N.A.	6/18/20	38,345	—

EUR	639,668	RON	3,140,000	Goldman Sachs International	6/18/20	—	(5,255)

EUR	15,521,115	RON	76,263,000	JPMorgan Chase Bank, N.A.	6/18/20	—	(143,942)

RON	3,140,000	EUR	644,359	Goldman Sachs International	6/18/20	109	—

RON	76,263,000	EUR	15,646,902	JPMorgan Chase Bank, N.A.	6/18/20	5,978	—

USD	1,406,478	GHS	8,685,000	Standard Chartered Bank	6/19/20	—	(62,447)

28	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	1,969,572	GHS	11,975,000	JPMorgan Chase Bank, N.A.	6/22/20	$—	$(53,241)

GBP	18,687,000	USD	21,856,689	Citibank, N.A.	6/23/20	1,684,494	—

USD	14,391,734	THB	467,879,000	Standard Chartered Bank	6/24/20	—	(69,431)

EUR	26,656,074	PLN	123,311,000	Goldman Sachs International	6/25/20	—	(472,274)

EUR	3,001,137	PLN	13,856,027	Citibank, N.A.	6/26/20	—	(46,539)

EUR	23,658,858	PLN	109,452,973	Citibank, N.A.	6/26/20	—	(420,321)

UGX	7,547,290,000	USD	1,883,526	Citibank, N.A.	6/26/20	77,510	—

USD	1,780,578	GHS	11,020,000	JPMorgan Chase Bank, N.A.	6/26/20	—	(77,783)

USD	1,973,148	UGX	7,547,290,000	Citibank, N.A.	6/26/20	12,112	—

USD	3,888,048	THB	128,951,000	Standard Chartered Bank	7/1/20	—	(97,603)

UGX	26,676,410,000	USD	6,688,331	Standard Chartered Bank	7/2/20	234,492	—

USD	2,475,985	GHS	15,182,000	Citibank, N.A.	7/2/20	—	(77,788)

USD	2,431,917	UGX	9,593,913,919	Standard Chartered Bank	7/2/20	—	(57,809)

EUR	21,829,949	PLN	100,516,000	Goldman Sachs International	7/3/20	—	(269,533)

EUR	5,324,289	PLN	24,220,000	JPMorgan Chase Bank, N.A.	7/3/20	5,512	—

EUR	22,685,179	PLN	104,404,000	JPMorgan Chase Bank, N.A.	7/3/20	—	(268,067)

USD	5,786,529	CNH	41,170,000	Citibank, N.A.	7/8/20	—	(21,532)

USD	8,105,771	CNH	57,645,000	Citibank, N.A.	7/8/20	—	(26,503)

USD	11,868,218	CNH	84,440,000	Citibank, N.A.	7/8/20	—	(44,163)

USD	16,539,879	CNH	117,625,000	Citibank, N.A.	7/8/20	—	(54,080)

USD	7,210,981	CNH	51,285,000	Standard Chartered Bank	7/8/20	—	(24,055)

USD	14,788,240	CNH	105,175,000	Standard Chartered Bank	7/8/20	—	(49,333)

USD	6,605,372	UAH	188,121,000	Bank of America, N.A.	7/8/20	—	(165,784)

UGX	21,047,320,000	USD	5,285,615	Standard Chartered Bank	7/10/20	163,862	—

USD	39,581,864	THB	1,301,660,001	Standard Chartered Bank	7/10/20	—	(650,749)

USD	5,479,646	UGX	21,047,320,000	Standard Chartered Bank	7/10/20	30,168	—

USD	2,443,157	GHS	14,968,000	JPMorgan Chase Bank, N.A.	7/13/20	—	(62,627)

USD	31,488,145	ZAR	483,554,000	Standard Chartered Bank	7/20/20	5,593,496	—

ZAR	257,067,000	USD	14,825,205	Standard Chartered Bank	7/20/20	—	(1,059,091)

ZAR	226,487,000	USD	13,406,401	Standard Chartered Bank	7/20/20	—	(1,277,866)

USD	1,802,629	CRC	1,028,400,000	Citibank, N.A.	7/21/20	—	(442)

USD	1,802,771	CRC	1,041,100,000	Citibank, N.A.	7/22/20	—	(22,354)

USD	29,095,311	EGP	477,745,000	HSBC Bank USA, N.A.	7/22/20	—	(300,101)

BRL	56,983,400	USD	14,789,477	Standard Chartered Bank	7/23/20	—	(4,365,516)

USD	14,784,636	BRL	56,983,400	Standard Chartered Bank	7/23/20	4,360,675	—

USD	6,520,345	CNH	46,359,650	Bank of America, N.A.	7/23/20	—	(17,611)

USD	3,605,363	CRC	2,083,900,000	Citibank, N.A.	7/23/20	—	(47,440)

SEK	121,917,790	USD	11,958,914	Goldman Sachs International	7/24/20	547,671	—

SEK	54,300,000	USD	5,353,292	Goldman Sachs International	7/24/20	216,917	—

EGP	149,310,000	USD	9,086,262	Citibank, N.A.	7/27/20	81,904	—

EGP	113,397,000	USD	6,870,464	Citibank, N.A.	7/29/20	86,820	—

EGP	76,533,000	USD	4,198,190	JPMorgan Chase Bank, N.A.	8/3/20	487,781	—

USD	3,004,522	CRC	1,727,600,000	Citibank, N.A.	8/3/20	—	(19,847)

EUR	81,190,445	HUF	28,942,770,000	BNP Paribas	8/4/20	—	(725,991)

HUF	13,380,695,000	EUR	37,784,698	BNP Paribas	8/4/20	62,157	—

29	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

HUF	15,211,535,000	EUR	43,003,237	BNP Paribas	8/4/20	$17,331	$—

USD	2,283,397	CRC	1,315,442,000	Citibank, N.A.	8/6/20	—	(18,579)

UGX	4,905,440,000	USD	1,229,434	Citibank, N.A.	8/10/20	27,028	—

USD	1,264,941	UGX	4,905,440,000	Citibank, N.A.	8/10/20	8,480	—

USD	1,802,773	CRC	1,040,200,000	Citibank, N.A.	8/12/20	—	(16,003)

UGX	6,873,248,000	USD	1,728,249	Standard Chartered Bank	8/14/20	30,438	—

USD	1,731,283	UGX	6,873,248,000	Standard Chartered Bank	8/14/20	—	(27,405)

OMR	4,148,640	USD	10,651,194	BNP Paribas	8/17/20	—	(13,833)

USD	10,529,543	OMR	4,148,640	BNP Paribas	8/17/20	—	(107,817)

OMR	7,500,000	USD	19,223,868	BNP Paribas	8/27/20	—	(20,181)

USD	23,557,985	OMR	9,293,625	BNP Paribas	8/27/20	—	(238,264)

USD	5,125,170	ZAR	94,170,000	Bank of America, N.A.	9/3/20	102,794	—

USD	6,539,871	ZAR	120,672,000	Credit Agricole Corporate and Investment Bank	9/3/20	104,061	—

ZAR	94,170,000	USD	5,126,812	Bank of America, N.A.	9/3/20	—	(104,436)

ZAR	120,672,000	USD	6,550,095	Credit Agricole Corporate and Investment Bank	9/3/20	—	(114,285)

USD	10,005,258	CNH	71,070,350	Citibank, N.A.	10/21/20	4,282	—

EGP	193,874,000	USD	10,934,800	JPMorgan Chase Bank, N.A.	11/9/20	488,511	—

USD	28,571,429	OMR	11,800,000	BNP Paribas	12/21/20	—	(1,176,571)

EGP	163,263,000	USD	9,348,010	Citibank, N.A.	12/24/20	108,143	—

EGP	786,746,000	USD	45,938,690	Goldman Sachs International	2/8/21	—	(1,154,795)

USD	43,500,452	EGP	786,746,000	HSBC Bank USA, N.A.	2/8/21	—	(1,283,443)

USD	21,734,832	TRY	151,656,000	Standard Chartered Bank	2/26/21	1,997,712	—

USD	17,388,063	TRY	121,031,800	Standard Chartered Bank	2/26/21	1,636,500	—

USD	17,388,173	TRY	121,062,200	Standard Chartered Bank	2/26/21	1,632,654	—

USD	10,867,504	TRY	76,002,500	Standard Chartered Bank	2/26/21	976,235	—

USD	3,517,498	TRY	25,530,000	Standard Chartered Bank	2/26/21	194,921	—

USD	10,102,502	TRY	76,610,000	Standard Chartered Bank	2/26/21	132,170	—

USD	41,519	TRY	289,500	Standard Chartered Bank	2/26/21	3,843	—

USD	2,947,190	EGP	51,399,000	Goldman Sachs International	3/8/21	55,074	—

USD	2,947,190	EGP	51,399,000	Goldman Sachs International	3/8/21	55,074	—

USD	1,387,729	EGP	24,202,000	Goldman Sachs International	3/8/21	25,932	—

USD	15,116,251	BHD	5,726,036	Standard Chartered Bank	3/11/21	—	(36,028)

USD	12,596,983	SAR	47,604,000	Standard Chartered Bank	3/11/21	—	(36,888)

USD	13,934,265	OMR	5,681,000	BNP Paribas	3/15/21	—	(222,821)

USD	20,203,166	BHD	7,651,000	Standard Chartered Bank	3/16/21	—	(42,185)

USD	70,240,195	AED	258,800,000	BNP Paribas	4/5/21	—	(47,724)

AED	400,000,000	USD	108,663,171	BNP Paribas	4/8/21	—	(28,500)

USD	40,013,843	AED	147,415,000	BNP Paribas	4/8/21	—	(22,107)

USD	80,028,140	AED	294,751,643	BNP Paribas	4/8/21	—	(22,479)

USD	70,473,173	AED	259,672,500	BNP Paribas	4/8/21	—	(50,419)

USD	139,374,949	AED	513,540,937	BNP Paribas	4/12/21	—	(92,523)

USD	146,852,095	AED	540,959,063	Morgan Stanley & Co. International PLC	4/12/21	—	(61,593)

USD	1,921,019	OMR	754,000	BNP Paribas	8/19/21	80,423	—

USD	43,018,585	OMR	16,897,700	BNP Paribas	8/23/21	1,789,598	—

USD	26,816,272	OMR	10,530,750	BNP Paribas	8/26/21	1,131,516	—

30	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	6,079,569	OMR	2,390,000	Standard Chartered Bank	10/12/21	$283,522	$—

USD	18,442,153	OMR	7,245,000	Bank of America, N.A.	10/28/21	906,150	—

USD	35,659,705	OMR	14,000,000	Credit Agricole Corporate and Investment Bank	10/28/21	1,773,707	—

USD	47,974,561	OMR	18,858,800	Bank of America, N.A.	11/4/21	2,366,822	—

USD	40,155,317	AED	148,012,500	BNP Paribas	1/31/22	89,140	—

USD	43,217,150	AED	159,291,500	BNP Paribas	2/3/22	99,296	—

USD	42,719,148	AED	157,394,000	BNP Paribas	2/22/22	124,221	—

USD	38,900,204	OMR	15,280,000	Standard Chartered Bank	2/22/22	2,432,423	—

USD	19,404,125	OMR	7,620,000	Standard Chartered Bank	2/22/22	1,217,968	—

USD	12,633,111	BHD	4,816,500	Bank of America, N.A.	3/14/22	—	(6,870)

USD	9,612,169	OMR	4,139,000	BNP Paribas	3/14/22	—	(242,593)

USD	25,194,536	SAR	95,903,000	Standard Chartered Bank	3/14/22	—	(95,828)

USD	60,660,554	SAR	230,838,000	Standard Chartered Bank	3/14/22	—	(213,214)

USD	17,011,383	BHD	6,518,000	BNP Paribas	3/16/22	—	(93,000)

USD	25,249,372	BHD	9,636,500	Standard Chartered Bank	3/16/22	—	(38,505)

USD	12,624,854	BHD	4,866,250	Standard Chartered Bank	3/16/22	—	(145,045)

USD	25,617,465	SAR	97,103,000	BNP Paribas	3/24/22	15,183	—

USD	38,426,649	SAR	145,637,000	HSBC Bank USA, N.A.	3/24/22	27,841	—

USD	45,976,495	SAR	174,090,000	Standard Chartered Bank	3/28/22	78,987	—

						$70,150,377	$(34,110,409)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures

E-mini S&P 500 Index	118	Long	6/19/20	$17,124,160	$(259,010)

SPI 200 Index	158	Long	6/18/20	14,084,497	956,667

TOPIX Index	116	Long	6/11/20	15,597,917	656,897

Interest Rate Futures

Euro-Bobl	(239)	Short	6/8/20	(35,606,399)	54,618

Euro-Bund	(67)	Short	6/8/20	(12,806,986)	18,266

Euro-Buxl	(120)	Short	6/8/20	(28,825,227)	985,034

					$2,412,472

31	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	56,810	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	0.62% (pays upon termination)	3/15/28	$400,846

EUR	11,623	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	(1,733,954)

EUR	11,653	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	(1,777,414)

EUR	11,378	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	(1,773,641)

EUR	11,446	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	(1,860,655)

EUR	15,315	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.74% (pays upon termination)	2/15/33	(2,844,425)

EUR	11,623	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	3,427,605

EUR	11,653	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	3,451,468

EUR	11,378	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	3,455,749

EUR	11,446	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	3,725,911

EUR	15,315	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.93% (pays upon termination)	2/15/43	5,604,560

EUR	3,065	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	1,298,095

EUR	3,065	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	8/7/47	1,279,662

EUR	8,521	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.95% (pays upon termination)	12/15/47	3,906,260

EUR	4,350	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.10% (pays upon termination)	3/12/50	(17,510)

USD	43,660	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	1.00% (pays upon termination)	3/12/27	(202,411)

USD	36,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.17% (pays upon termination)	10/26/27	(3,203,006)

32	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Inflation Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

USD	14,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.23% (pays upon termination)	1/17/28	$(1,409,592)

USD	14,682	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.35% (pays upon termination)	2/6/28	(1,644,792)

USD	27,996	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.41% (pays upon termination)	2/6/33	4,535,949

USD	27,996	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	2/6/43	(7,897,213)

USD	4,128	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	(918,785)

USD	4,128	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/7/47	(894,880)

USD	5,209	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	(1,089,331)

USD	5,178	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	(1,115,672)

USD	5,163	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	(1,119,122)

USD	4,498	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	(1,118,232)

USD	14,130	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.26% (pays upon termination)	12/7/47	(3,869,261)

USD	5,824	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	(2,093,380)

							$(5,497,171)

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	–	Harmonised Indices of Consumer Prices

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	$87,363	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.97% (pays upon termination)	6/23/27	$(5,808,992)

							$(5,808,992)

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

33	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CAD	84,020	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.80% (pays semi-annually)	6/11/24	$(2,636,486)	$—	$(2,636,486)

CAD	41,620	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.71% (pays semi-annually)	2/19/25	(1,322,988)	—	(1,322,988)

CAD	36,300	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.70% (pays semi-annually)	2/19/25	(1,145,807)	—	(1,145,807)

CNY	767,800	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	6,137,527	—	6,137,527

CNY	307,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	2,464,890	—	2,464,890

CNY	192,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	1,537,418	—	1,537,418

CNY	278,145	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	1,901,145	—	1,901,145

CNY	273,585	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	1,865,982	—	1,865,982

CNY	182,390	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	1,238,661	—	1,238,661

CNY	136,793	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	932,995	—	932,995

CNY	136,792	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	931,390	—	931,390

CNY	91,195	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.87% (pays quarterly)	6/10/24	605,046	—	605,046

CNY	407,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.94% (pays quarterly)	6/12/24	2,865,355	—	2,865,355

CNY	316,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.94% (pays quarterly)	6/12/24	2,227,835	—	2,227,835

CNY	173,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.95% (pays quarterly)	6/12/24	1,229,676	—	1,229,676

CNY	135,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.96% (pays quarterly)	6/12/24	963,590	—	963,590

CNY	85,900	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.95% (pays quarterly)	6/12/24	608,113	—	608,113

CNY	278,395	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.22% (pays quarterly)	6/19/24	2,410,692	—	2,410,692

CNY	79,505	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.22% (pays quarterly)	6/19/24	688,454	—	688,454

CNY	297,720	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.67% (pays quarterly)	8/12/24	1,670,385	—	1,670,385

CNY	169,543	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.67% (pays quarterly)	8/12/24	959,086	—	959,086

EUR	4,200	Receives	6-month EURIBOR (pays semi-annually)	(0.30)% (pays annually)	7/23/24	(2,190)	—	(2,190)

EUR	10,675	Receives	6-month EURIBOR (pays semi-annually)	(0.53)% (pays annually)	8/22/24	123,161	(4)	123,157

EUR	1,300	Receives	6-month EURIBOR (pays semi-annually)	(0.52)% (pays annually)	8/30/24	14,541	(25)	14,516

34	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

EUR	9,681	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	$(308,933)	$36,413	$(272,520)

EUR	5,493	Receives	6-month EURIBOR (pays semi-annually)	0.11% (pays annually)	7/23/29	(180,597)	57,912	(122,685)

EUR	10,400	Receives	6-month EURIBOR (pays semi-annually)	(0.08)% (pays annually)	8/6/29	(120,410)	(16)	(120,426)

EUR	9,853	Receives	6-month EURIBOR (pays semi-annually)	(0.05)% (pays annually)	8/6/29	(144,812)	(16)	(144,828)

EUR	5,660	Receives	6-month EURIBOR (pays semi-annually)	(0.16)% (pays annually)	9/12/29	17,343	8	17,351

EUR	3,520	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/12/50	(504,500)	(1)	(504,501)

EUR	3,472	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/13/50	(512,654)	—	(512,654)

EUR	2,975	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	(432,881)	47	(432,834)

EUR	867	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	(127,012)	—	(127,012)

EUR	1,487	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/14/50	(222,385)	—	(222,385)

EUR	6,319	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/17/50	(902,219)	(2)	(902,221)

EUR	5,470	Receives	6-month EURIBOR (pays semi-annually)	0.35% (pays annually)	2/18/50	(752,141)	(2)	(752,143)

EUR	6,548	Receives	6-month EURIBOR (pays semi-annually)	0.32% (pays annually)	2/21/50	(826,048)	62	(825,986)

EUR	30,400	Receives	6-month EURIBOR (pays semi-annually)	0.26% (pays annually)	2/25/50	(3,256,564)	8	(3,256,556)

EUR	4,758	Receives	6-month EURIBOR (pays semi-annually)	0.21% (pays annually)	2/26/50	(429,498)	(57)	(429,555)

GBP	46,520	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(5,228,132)	—	(5,228,132)

GBP	41,298	Receives	6-month GBP LIBOR (pays semi-annually)	1.49% (pays semi-annually)	2/28/29	(4,638,964)	—	(4,638,964)

MXN	1,231,075	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.35% (pays monthly)	4/13/22	359,394	—	359,394

MXN	595,685	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.38% (pays monthly)	4/13/22	188,177	—	188,177

MXN	1,861,506	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.29% (pays monthly)	4/14/22	469,305	—	469,305

MXN	595,682	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.25% (pays monthly)	4/14/22	129,576	—	129,576

MXN	595,681	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.20% (pays monthly)	4/15/22	107,022	—	107,022

MXN	388,189	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.16% (pays monthly)	4/15/22	57,222	—	57,222

MXN	595,682	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.14% (pays monthly)	4/18/22	81,053	—	81,053

35	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

MXN	2,943,326	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.00% (pays monthly)	4/26/22	$139,458	$—	$139,458

MXN	675,074	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	5.03% (pays monthly)	4/26/22	44,908	—	44,908

NZD	20,093	Pays	3-month NZD Bank Bill (pays quarterly)	4.96% (pays semi-annually)	4/29/24	2,294,172	—	2,294,172

NZD	11,875	Pays	3-month NZD Bank Bill (pays quarterly)	3.77% (pays semi-annually)	3/5/25	1,228,618	—	1,228,618

NZD	11,470	Pays	3-month NZD Bank Bill (pays quarterly)	4.05% (pays semi-annually)	6/16/25	1,418,033	—	1,418,033

NZD	94,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(11,586,412)	—	(11,586,412)

NZD	41,300	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	(5,089,249)	—	(5,089,249)

NZD	29,700	Receives	3-month NZD Bank Bill (pays quarterly)	2.50% (pays semi-annually)	2/22/29	(2,878,407)	—	(2,878,407)

NZD	23,960	Receives	3-month NZD Bank Bill (pays quarterly)	2.49% (pays semi-annually)	2/22/29	(2,312,386)	—	(2,312,386)

NZD	46,280	Receives	3-month NZD Bank Bill (pays quarterly)	1.03% (pays semi-annually)	4/15/30	(693,257)	—	(693,257)

SGD	52,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	2,351,437	—	2,351,437

SGD	35,480	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	1,604,404	—	1,604,404

SGD	35,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	1,582,698	—	1,582,698

SGD	26,430	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.56% (pays semi-annually)	8/14/24	671,013	—	671,013

SGD	23,493	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.55% (pays semi-annually)	8/14/24	585,332	—	585,332

SGD	44,090	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.07% (pays semi-annually)	3/31/25	574,251	—	574,251

SGD	15,065	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.06% (pays semi-annually)	3/31/25	189,370	—	189,370

SGD	8,815	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.08% (pays semi-annually)	3/31/25	116,967	—	116,967

USD	2,481	Receives	3-month USD-LIBOR (pays quarterly)	2.22% (pays semi-annually)	3/28/24	(177,439)	—	(177,439)

USD	9,830	Receives	3-month USD-LIBOR (pays quarterly)	2.37% (pays semi-annually)	4/3/24	(760,856)	—	(760,856)

36	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	228	Receives	3-month USD-LIBOR (pays quarterly)	1.75% (pays semi-annually)	7/5/24	$(13,724)	$—	$(13,724)

USD	1,635	Receives	3-month USD-LIBOR (pays quarterly)	1.84% (pays semi-annually)	7/11/24	(105,286)	—	(105,286)

USD	650	Receives	3-month USD-LIBOR (pays quarterly)	1.80% (pays semi-annually)	7/22/24	(41,223)	—	(41,223)

USD	818	Receives	3-month USD-LIBOR (pays quarterly)	1.79% (pays semi-annually)	7/23/24	(51,424)	—	(51,424)

USD	1,420	Receives	3-month USD-LIBOR (pays quarterly)	1.40% (pays semi-annually)	8/23/24	(60,510)	—	(60,510)

USD	2,200	Receives	3-month USD-LIBOR (pays quarterly)	1.64% (pays semi-annually)	11/7/24	(131,400)	—	(131,400)

USD	1,446	Receives	3-month USD-LIBOR (pays quarterly)	1.55% (pays semi-annually)	11/27/24	(80,348)	—	(80,348)

USD	9,000	Receives	3-month USD-LIBOR (pays quarterly)	1.60% (pays semi-annually)	1/23/25	(534,323)	—	(534,323)

USD	5,590	Receives	3-month USD-LIBOR (pays quarterly)	1.59% (pays semi-annually)	1/23/25	(329,323)	—	(329,323)

USD	1,100	Receives	3-month USD-LIBOR (pays quarterly)	1.49% (pays semi-annually)	1/28/25	(59,692)	—	(59,692)

USD	2,978	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	1/30/25	(158,631)	—	(158,631)

USD	7,400	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	2/3/25	(345,797)	—	(345,797)

USD	742	Receives	3-month USD-LIBOR (pays quarterly)	1.44% (pays semi-annually)	2/18/25	(36,697)	—	(36,697)

USD	2,100	Receives	3-month USD-LIBOR (pays quarterly)	1.16% (pays semi-annually)	2/28/25	(72,868)	—	(72,868)

USD	700	Receives	3-month USD-LIBOR (pays quarterly)	0.83% (pays semi-annually)	3/5/25	(13,158)	—	(13,158)

USD	20,810	Pays	3-month USD-LIBOR (pays quarterly)	0.71% (pays semi-annually)	3/20/25	279,348	—	279,348

USD	21,932	Receives	3-month USD-LIBOR (pays quarterly)	0.51% (pays semi-annually)	4/17/25	(73,540)	—	(73,540)

USD	5,118	Receives	3-month USD-LIBOR (pays quarterly)	0.48% (pays semi-annually)	4/20/25	(8,539)	—	(8,539)

USD	6,240	Receives	3-month USD-LIBOR (pays quarterly)	0.46% (pays semi-annually)	4/23/25	(6,992)	—	(6,992)

USD	59,173	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	(5,015,903)	—	(5,015,903)

USD	59,130	Pays	3-month USD-LIBOR (pays quarterly)	0.84% (pays semi-annually)	3/20/27	1,231,810	—	1,231,810

USD	1,702	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	8/27/49	(383,264)	—	(383,264)

USD	1,474	Receives	3-month USD-LIBOR (pays quarterly)	1.71% (pays semi-annually)	8/27/49	(336,199)	—	(336,199)

USD	2,320	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	8/28/49	(487,466)	—	(487,466)

37	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	684	Receives	3-month USD-LIBOR (pays quarterly)	1.54% (pays semi-annually)	8/30/49	$(124,599)	$—	$(124,599)

USD	300	Receives	3-month USD-LIBOR (pays quarterly)	1.58% (pays semi-annually)	9/3/49	(58,012)	—	(58,012)

USD	4,718	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	9/9/49	(1,003,499)	—	(1,003,499)

USD	3,189	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	9/12/49	(720,304)	—	(720,304)

USD	930	Receives	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	9/13/49	(236,799)	—	(236,799)

USD	1,000	Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	9/20/49	(258,445)	—	(258,445)

USD	2,190	Receives	3-month USD-LIBOR (pays quarterly)	1.97% (pays semi-annually)	11/15/49	(662,404)	—	(662,404)

USD	3,153	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	12/11/49	(931,737)	—	(931,737)

USD	1,561	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	1/9/50	(462,443)	—	(462,443)

USD	1,462	Receives	3-month USD-LIBOR (pays quarterly)	1.94% (pays semi-annually)	1/9/50	(429,895)	—	(429,895)

USD	6,415	Pays	3-month USD-LIBOR (pays quarterly)	0.62% (pays semi-annually)	3/11/50	(378,776)	—	(378,776)

USD	6,415	Pays	3-month USD-LIBOR (pays quarterly)	0.58% (pays semi-annually)	3/11/50	(451,727)	—	(451,727)

USD	9,720	Pays	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	3/20/50	313,108	—	313,108

ZAR	762,167	Pays	3-month ZAR JIBAR (pays quarterly)	6.90% (pays quarterly)	1/10/25	1,902,986	—	1,902,986

ZAR	640,223	Pays	3-month ZAR JIBAR (pays quarterly)	6.88% (pays quarterly)	1/10/25	1,572,257	—	1,572,257

ZAR	915,781	Pays	3-month ZAR JIBAR (pays quarterly)	6.65% (pays quarterly)	2/14/25	1,735,787	—	1,735,787

ZAR	319,040	Pays	3-month ZAR JIBAR (pays quarterly)	6.64% (pays quarterly)	2/14/25	600,865	—	600,865

ZAR	196,239	Pays	3-month ZAR JIBAR (pays quarterly)	6.64% (pays quarterly)	2/14/25	369,587	—	369,587

ZAR	361,665	Pays	3-month ZAR JIBAR (pays quarterly)	7.13% (pays quarterly)	3/25/25	1,056,586	—	1,056,586

ZAR	718,000	Pays	3-month ZAR JIBAR (pays quarterly)	7.06% (pays quarterly)	3/30/25	1,967,675	—	1,967,675

Total						$(4,642,470)	$94,327	$(4,548,143)

38	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)

Bank of America, N.A.	THB	87,100	Pays	6-month THB Fixing Rate (pays semi-annually)	2.18% (pays semi-annually)	2/22/29	$278,990

Citibank, N.A.	THB	725,400	Pays	6-month THB Fixing Rate (pays semi-annually)	2.18% (pays semi-annually)	2/22/29	2,328,584

Goldman Sachs International	RUB	4,115,770	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.26% (pays annually)	3/30/25	3,281,030

Goldman Sachs International	RUB	1,459,230	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.36% (pays annually)	3/31/25	1,249,698

Goldman Sachs International	RUB	2,278,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.51% (pays annually)	4/16/25	843,501

Goldman Sachs International	THB	938,900	Pays	6-month THB Fixing Rate (pays semi-annually)	2.19% (pays semi-annually)	2/22/29	3,027,027

							$11,008,830

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Markit CDX Investment Grade Index (CDX.NA.IG.34.V1)	$125,429	1.00% (pays quarterly)(1)	6/20/25	0.87%	$945,442	$1,745,616	$2,691,058

South Africa	6,050	1.00% (pays quarterly)(1)	6/20/21	3.19	(142,879)	206,608	63,729

Turkey	30,370	1.00% (pays quarterly)(1)	6/20/21	5.62	(1,520,828)	1,748,919	228,091

Total	$161,849				$(718,265)	$3,701,143	$2,982,878

39	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Brazil	$75,623	1.00% (pays quarterly)(1)	6/20/25	$7,350,631	$(8,144,750)	$(794,119)

Malaysia	178,733	1.00% (pays quarterly)(1)	6/20/25	468,809	(1,256,838)	(788,029)

Markit CDX Emerging Markets Index (CDX.EM.31.V1)	1,000	1.00% (pays quarterly)(1)	6/20/24	95,061	(24,236)	70,825

Qatar	52,166	1.00% (pays quarterly)(1)	12/20/22	(102,438)	(10,031)	(112,469)

Qatar	57,454	1.00% (pays quarterly)(1)	12/20/27	1,864,621	(1,838,634)	25,987

Qatar	23,815	1.00% (pays quarterly)(1)	12/20/27	772,900	(808,665)	(35,765)

Qatar	23,816	1.00% (pays quarterly)(1)	12/20/27	772,932	(808,796)	(35,864)

Russia	138,897	1.00% (pays quarterly)(1)	6/20/25	4,426,744	(12,335,218)	(7,908,474)

Saudi Arabia	64,300	1.00% (pays quarterly)(1)	6/20/25	2,094,755	(3,832,914)	(1,738,159)

South Africa	76,950	1.00% (pays quarterly)(1)	6/20/21	1,817,277	(1,706,479)	110,798

South Africa	10,560	1.00% (pays quarterly)(1)	9/20/22	627,774	76,417	704,191

South Africa	41,600	1.00% (pays quarterly)(1)	12/20/27	8,885,150	(4,377,757)	4,507,393

Turkey	145,479	1.00% (pays quarterly)(1)	6/20/25	29,624,380	(30,365,498)	(741,118)

Total				$58,698,596	$(65,433,399)	$(6,734,803)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Greece	Bank of America, N.A.	$54,714	1.00% (pays quarterly)(1)	6/20/25	2.54%	$(3,946,922)	$2,938,955	$(1,007,967)

Greece	Citibank, N.A.	21,886	1.00% (pays quarterly)(1)	6/20/25	2.54	(1,578,798)	1,185,320	(393,478)

Total		$76,600				$(5,525,720)	$4,124,275	$(1,401,445)

40	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Croatia	Citibank, N.A.	$156	1.00% (pays quarterly)(1)	6/20/20	$(374)	$(308)	$(682)

Croatia	Citibank, N.A.	1,210	1.00% (pays quarterly)(1)	6/20/20	(2,905)	(2,447)	(5,352)

Croatia	Goldman Sachs International	2,100	1.00% (pays quarterly)(1)	6/20/20	(5,041)	(4,261)	(9,302)

Dubai	Bank of America, N.A.	2,919	1.00% (pays quarterly)(1)	12/20/24	229,764	(38,488)	191,276

Dubai	Barclays Bank PLC	9,571	1.00% (pays quarterly)(1)	12/20/24	753,365	(147,547)	605,818

Dubai	Barclays Bank PLC	12,762	1.00% (pays quarterly)(1)	12/20/24	1,004,540	(196,910)	807,630

Egypt	JPMorgan Chase Bank, N.A.	9,097	1.00% (pays quarterly)(1)	12/20/24	1,892,743	(922,653)	970,090

Egypt	Barclays Bank PLC	9,744	1.00% (pays quarterly)(1)	12/20/24	2,027,359	(889,483)	1,137,876

Oman	Bank of America, N.A.	17,964	1.00% (pays quarterly)(1)	6/20/22	1,963,489	(383,331)	1,580,158

Oman	Bank of America, N.A.	14,372	1.00% (pays quarterly)(1)	12/20/22	2,009,699	(408,400)	1,601,299

Oman	Bank of America, N.A.	23,000	1.00% (pays quarterly)(1)	6/20/26	7,096,336	(3,150,363)	3,945,973

Qatar	Goldman Sachs International	1,360	1.00% (pays quarterly)(1)	12/20/20	(5,320)	(4,099)	(9,419)

Qatar	Goldman Sachs International	7,960	1.00% (pays quarterly)(1)	12/20/20	(31,137)	(16,322)	(47,459)

Qatar	Goldman Sachs International	1,730	1.00% (pays quarterly)(1)	9/20/24	10,458	650	11,108

Qatar	Nomura International PLC	5,380	1.00% (pays quarterly)(1)	9/20/24	32,524	8,093	40,617

South Africa	Bank of America, N.A.	5,000	1.00% (pays quarterly)(1)	9/20/22	297,242	(89,442)	207,800

South Africa	Bank of America, N.A.	7,500	1.00% (pays quarterly)(1)	9/20/22	445,863	(176,797)	269,066

South Africa	Bank of America, N.A.	14,640	1.00% (pays quarterly)(1)	9/20/22	870,324	(247,670)	622,654

South Africa	BNP Paribas	2,940	1.00% (pays quarterly)(1)	12/20/25	466,450	(277,903)	188,547

South Africa	BNP Paribas	15,990	1.00% (pays quarterly)(1)	12/20/25	2,536,915	(1,680,425)	856,490

South Africa	Goldman Sachs International	3,070	1.00% (pays quarterly)(1)	9/20/22	182,506	(70,002)	112,504

South Africa	Goldman Sachs International	15,000	1.00% (pays quarterly)(1)	9/20/22	891,725	(353,125)	538,600

South Africa	HSBC Bank USA, N.A.	7,120	1.00% (pays quarterly)(1)	12/20/22	477,000	(166,180)	310,820

41	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Buy Protection (continued)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

South Africa	HSBC Bank USA, N.A.	$58,700	1.00% (pays quarterly)(1)	6/20/29	$14,498,098	$(6,779,174)	$7,718,924

Ukraine	Barclays Bank PLC	145,588	5.00% (pays quarterly)(1)	6/20/25	9,314,245	(24,594,126)	(15,279,881)

Ukraine	JPMorgan Chase Bank, N.A.	4,575	5.00% (pays quarterly)(1)	12/20/24	269,992	—	269,992

Ukraine	JPMorgan Chase Bank, N.A.	4,560	5.00% (pays quarterly)(1)	12/20/24	269,115	17,525	286,640

Total					$47,494,975	$(40,573,188)	$6,921,787

*

If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2020, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $238,449,000.

**

The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)

Citibank, N.A.	USD	59,700	Excess Return on Bloomberg Commodity 4 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.24% (pays upon termination)	5/28/20	$2,179,132

Citibank, N.A.	USD	50,900	Excess Return on Bloomberg Commodity 5 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.25% (pays upon termination)	5/28/20	1,885,287

Citibank, N.A.	USD	46,500	Excess Return on Bloomberg Commodity 6 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.26% (pays upon termination)	5/28/20	1,819,877

JPMorgan Chase Bank, N.A.	CNY	41,571	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-month USD-LIBOR minus 10.00% on $5,870,850 (pays quarterly)	7/17/20	62,677

UBS AG	CNY	71,722	Total Return on Shenzhen Stock Exchange Composite Index (pays quarterly)	3-month USD-LIBOR minus 9.00% on $10,300,158 (pays quarterly)	5/12/20	66,778

						$6,013,751

42	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Abbreviations:

EURIBOR	–	Euro Interbank Offered Rate

GDP	–	Gross Domestic Product

LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

AED	–	United Arab Emirates Dirham

AUD	–	Australian Dollar

BHD	–	Bahraini Dinar

BRL	–	Brazilian Real

CAD	–	Canadian Dollar

CHF	–	Swiss Franc

CLP	–	Chilean Peso

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

CRC	–	Costa Rican Colon

EGP	–	Egyptian Pound

EUR	–	Euro

GBP	–	British Pound Sterling

GEL	–	Georgian Lari

GHS	–	Ghanaian Cedi

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

INR	–	Indian Rupee

ISK	–	Icelandic Krona

JPY	–	Japanese Yen

KRW	–	South Korean Won

MXN	–	Mexican Peso

NOK	–	Norwegian Krone

NZD	–	New Zealand Dollar

OMR	–	Omani Rial

PHP	–	Philippine Peso

PLN	–	Polish Zloty

RON	–	Romanian Leu

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

SAR	–	Saudi Riyal

SEK	–	Swedish Krona

SGD	–	Singapore Dollar

THB	–	Thai Baht

TRY	–	New Turkish Lira

TWD	–	New Taiwan Dollar

UAH	–	Ukrainian Hryvnia

UGX	–	Ugandan Shilling

USD	–	United States Dollar

UYU	–	Uruguayan Peso

ZAR	–	South African Rand

43	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Unaffiliated investments, at value (identified cost, $2,533,800,546)	$2,293,577,650

Affiliated investment, at value (identified cost, $388,680,363)	388,810,983

Cash	63,733,690

Deposits for derivatives collateral —

Futures contracts	2,321,562

Centrally cleared derivatives	147,161,803

OTC derivatives	37,664,256

Foreign currency, at value (identified cost, $16,546,864)	16,015,626

Interest and dividends receivable	46,225,410

Dividends receivable from affiliated investment	167,240

Receivable for investments sold	11,507,114

Receivable for open forward foreign currency exchange contracts	70,150,377

Receivable for open swap contracts	39,296,463

Upfront payments on open non-centrally cleared swap contracts	40,599,456

Receivable for closed swap contracts	5,569,763

Receivable from affiliate	336,746

Total assets	$3,163,138,139

Liabilities

Cash collateral due to brokers	$37,664,256

Payable for reverse repurchase agreements, including accrued interest of $61,349	119,950,052

Payable for investments purchased	12,940,611

Payable for securities sold short, at value (proceeds, $22,945,760)	16,984,927

Payable for variation margin on open financial futures contracts	900,903

Payable for variation margin on open centrally cleared derivatives	8,913,298

Payable for open forward foreign currency exchange contracts	34,110,409

Payable for open swap contracts	22,562,532

Upfront receipts on open non-centrally cleared swap contracts	4,150,543

Payable to affiliates:

Investment adviser fee	2,225,640

Trustees’ fees	9,218

Accrued foreign capital gains taxes	61,841

Accrued expenses	4,501,018

Total liabilities	$264,975,248

Net Assets applicable to investors’ interest in Portfolio	$2,898,162,891

44	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Interest and other income (net of foreign taxes, $1,117,743)	$116,798,655

Dividends (net of foreign taxes, $129,138)	1,040,219

Dividends from affiliated investment	839,060

Total investment income	$118,677,934

Expenses

Investment adviser fee	$15,129,545

Trustees’ fees and expenses	54,250

Custodian fee	2,211,954

Legal and accounting services	86,333

Interest expense and fees	1,397,456

Dividend expense on securities sold short	220,960

Miscellaneous	48,683

Total expenses	$19,149,181

Deduct —

Allocation of expenses to affiliate	$1,085,562

Total expense reductions	$1,085,562

Net expenses	$18,063,619

Net investment income	$100,614,315

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $1,230,054)	$(67,172,273)

Investment transactions — affiliated investment	(70,482)

Futures contracts	21,842,942

Swap contracts	30,581,491

Foreign currency transactions	(5,357,967)

Forward foreign currency exchange contracts	26,304,411

Net realized gain	$6,128,122

Change in unrealized appreciation (depreciation) —

Investments (including net decrease in accrued foreign capital gains taxes of $183,480)	$(304,383,926)

Investments — affiliated investment	113,386

Securities sold short	5,960,833

Futures contracts	(989,288)

Swap contracts	92,061,627

Foreign currency	(203,472)

Forward foreign currency exchange contracts	71,451,891

Net change in unrealized appreciation (depreciation)	$(135,988,949)

Net realized and unrealized loss	$(129,860,827)

Net decrease in net assets from operations	$(29,246,512)

45	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$100,614,315	$214,642,982

Net realized gain (loss)	6,128,122	(223,067,269)

Net change in unrealized appreciation (depreciation)	(135,988,949)	277,785,510

Net increase (decrease) in net assets from operations	$(29,246,512)	$269,361,223

Capital transactions —

Contributions	$43,469,908	$370,424,184

Withdrawals	(447,338,468)	(1,825,445,711)

Net decrease in net assets from capital transactions	$(403,868,560)	$(1,455,021,527)

Net decrease in net assets	$(433,115,072)	$(1,185,660,304)

Net Assets

At beginning of period	$3,331,277,963	$4,516,938,267

At end of period	$2,898,162,891	$3,331,277,963

46	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Consolidated Financial Highlights

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2019		2018		2017	2016		2015

Ratios (as a percentage of average daily net assets):

Expenses(1)(2)	1.12	%(3)(4)	1.26	%(4)	1.11	%(4)	1.13%	1.10%		1.14%

Net investment income	6.22	%(3)	5.86%		5.09%		4.54%	5.09%		5.53%

Portfolio Turnover	39	%(5)	71%		75%		76%	97%		75%

Total Return	(0.66	)%(5)	8.22	%(4)	(7.08	)%(4)	5.65%	7.79	%(6)	3.36%

Net assets, end of period (000’s omitted)	$2,898,163		$3,331,278		$4,516,938		$4,067,979	$2,260,213		$1,879,008

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)

Includes interest and dividend expense, including on securities sold short and/or reverse repurchase agreements, of 0.10%, 0.24%, 0.07%, 0.06%, 0.03% and 0.03% for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(3)	Annualized.

(4)

The investment adviser reimbursed certain operating expenses (equal to 0.07%, 0.05% and 0.03% of average daily net assets for the six months ended April 30, 2020 and the years ended October 31, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)

During the year ended October 31, 2016, the investment adviser reimbursed the Portfolio for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement had no effect on total return for the year ended October 31, 2016.

47	See Notes to Consolidated Financial Statements.

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Absolute Return Advantage Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2020, Eaton Vance Global Macro Absolute Return Advantage Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 91.0%, 8.4% and 0.6%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at April 30, 2020 were $44,994,798 or 1.6% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

48

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Consolidated Portfolio of Investments.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

49

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

L  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

M  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.

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N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

P  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Q  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

R  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the

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Notes to Consolidated Financial Statements (Unaudited) — continued

transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

S  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

T  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

U  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 1.00% of its respective average daily net assets up to $500 million, 0.95% from $500 million but less than $1 billion, 0.925% from $1 billion but less than $2.5 billion, 0.90% from $2.5 billion but less than $5 billion, and 0.88% of average daily net assets of $5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2020, the Portfolio’s investment adviser fee amounted to $15,129,545 or 0.94% (annualized) of the Portfolio’s consolidated average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $1,085,562 of the Portfolio’s operating expenses for the six months ended April 30, 2020. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the six months ended April 30, 2020 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$887,443,225	$1,056,370,983

U.S. Government and Agency Securities	60,381,632	7,306,209

	$947,824,857	$1,063,677,192

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4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at April 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,007,843,975

Gross unrealized appreciation	$139,488,233

Gross unrealized depreciation	(366,500,664)

Net unrealized depreciation	$(227,012,431)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2020 is included in the Consolidated Portfolio of Investments. At April 30, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, cross currency swaps and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $45,489,898. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $811,961 at April 30, 2020.

The OTC derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

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The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2020. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2020 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price		Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$—		$55	$—	$55

Not applicable	—	59,746,476 *	1,613,564	*	65,571,914 *	88,759,727 *	215,691,681

Receivable for open forward foreign currency exchange contracts	—	—	—		70,150,377	—	70,150,377

Receivable/Payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	5,884,296	47,539,752	129,455		—	11,008,830	64,562,333

Total Asset Derivatives	$5,884,296	$107,286,228	$1,743,019		$135,722,346	$99,768,557	$350,404,446

Derivatives not subject to master netting or similar agreements	$—	$59,746,476	$1,613,564		$65,571,914	$88,759,727	$215,691,681

Total Asset Derivatives subject to master netting or similar agreements	$5,884,296	$47,539,752	$129,455		$70,150,432	$11,008,830	$134,712,765

Not applicable	$—	$(1,766,145)*	$(259,010	)*	$(33,528,820)*	$(97,841,450)*	$(133,395,425)

Payable for open forward foreign currency exchange contracts	—	—	—		(34,110,409)	—	(34,110,409)

Payable/Receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	—	(5,570,497)	—		—	(5,808,992)	(11,379,489)

Total Liability Derivatives	$—	$(7,336,642)	$(259,010)		$(67,639,229)	$(103,650,442)	$(178,885,323)

Derivatives not subject to master netting or similar agreements	$—	$(1,766,145)	$(259,010)		$(33,528,820)	$(97,841,450)	$(133,395,425)

Total Liability Derivatives subject to master netting or similar agreements	$—	$(5,570,497)	$—		$(34,110,409)	$(5,808,992)	$(45,489,898)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

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The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2020.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$17,392,389	$(10,478,060)	$(6,914,329)	$—	$—	$—

Barclays Bank PLC	13,099,509	—	—	(13,099,509)	—	18,020,096

BNP Paribas	8,820,436	(6,772,420)	—	(2,048,016)	—	3,814,000

Citibank, N.A.	11,072,672	(2,502,272)	(353,496)	(7,698,928)	517,976	7,698,928

Credit Agricole Corporate and Investment Bank	1,993,011	(457,272)	—	(1,535,739)	—	1,941,013

Goldman Sachs International	19,172,669	(2,166,245)	(17,006,424)	—	—	—

HSBC Bank USA, N.A.	15,002,939	(2,570,471)	(12,432,468)	—	—	—

ICBC Standard Bank plc	824,021	(248,643)	—	(575,378)	—	690,000

JPMorgan Chase Bank, N.A.	4,208,464	(3,216,408)	—	(992,056)	—	1,500,219

Morgan Stanley & Co. International PLC	1,675,691	(61,593)	(1,593,438)	—	20,660	—

Nomura International PLC	32,524	—	—	(32,524)	—	70,000

Société Générale	2,594,899	—	(1,976,011)	(540,000)	78,888	540,000

Standard Chartered Bank	38,030,200	(16,199,361)	—	(3,390,000)	18,440,839	3,390,000

The Toronto-Dominion Bank	—	—	—	—	—	—

UBS AG	793,341	(793,341)	—	—	—	—

	$134,712,765	$(45,466,086)	$(40,276,166)	$(29,912,150)	$19,058,363	$37,664,256

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(10,478,060)	$10,478,060	$—	$—	$—	$—

BNP Paribas	(6,772,420)	6,772,420	—	—	—	—

Citibank, N.A.	(2,502,272)	2,502,272	—	—	—	—

Credit Agricole Corporate and Investment Bank	(457,272)	457,272	—	—	—	—

Goldman Sachs International	(2,166,245)	2,166,245	—	—	—	—

HSBC Bank USA, N.A.	(2,570,471)	2,570,471	—	—	—	—

ICBC Standard Bank plc	(248,643)	248,643	—	—	—	—

JPMorgan Chase Bank, N.A.	(3,216,408)	3,216,408	—	—	—	—

Morgan Stanley & Co. International PLC	(61,593)	61,593	—	—	—	—

Standard Chartered Bank	(16,199,361)	16,199,361	—	—	—	—

UBS AG	(817,153)	793,341	23,812	—	—	—

	$(45,489,898)	$45,466,086	$23,812	$—	$—	$—

Total — Deposits for derivatives collateral — OTC derivatives						$37,664,256

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

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Information with respect to reverse repurchase agreements at April 30, 2020 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2020 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Net realized gain (loss) —

Investment transactions	$—	$—	$(6,535,555)	$—	$4,842,052	$(1,693,503)

Futures contracts	24,425,567	—	(1,903,090)	—	(679,535)	21,842,942

Swap contracts	10,258,684	79,017,018	5,563,220	(5,378,560)	(58,878,871)	30,581,491

Forward foreign currency exchange contracts	—	—	—	26,304,411	—	26,304,411

Total	$34,684,251	$79,017,018	$(2,875,425)	$20,925,851	$(54,716,354)	$77,035,341

Change in unrealized appreciation (depreciation) —

Investments	$—	$—	$4,906,018	$(252,268)	$(5,711,069)	$(1,057,319)

Futures contracts	135,830	—	(1,301,913)	—	176,795	(989,288)

Swap contracts	4,953,020	20,536,116	(433,983)	6,200,435	60,806,039	92,061,627

Forward foreign currency exchange contracts	—	—	—	71,451,891	—	71,451,891

Total	$5,088,850	$20,536,116	$3,170,122	$77,400,058	$55,271,765	$161,466,911

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2020, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts	Interest Rate Swaptions Purchased

$93,090,000	$107,665,000	$7,340,314,000	$5,288,561,000	$105,062,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and average number of purchased options contracts outstanding during the six months ended April 30, 2020, which are indicative of the volume of these derivative types, were approximately $54,710,000 and 389 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Portfolio solely for temporarily purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2020.

56

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of April 30, 2020 were as follows:

Counterparty	Trade Date	Maturity Date		Interest Rate Paid	Principal Amount	Value Including Accrued Interest

Barclays Bank PLC	4/24/2020	On Demand	(1)	2.50%	$9,177,742	$9,180,291

Barclays Bank PLC	4/24/2020	On Demand	(1)	2.50%	7,849,984	7,852,165

Barclays Bank PLC	4/29/2020	On Demand	(1)	2.50%	21,740,772	21,742,282

JPMorgan Chase Bank, N.A.	4/2/2020	On Demand	(1)	1.50%	6,495,289	6,502,867

JPMorgan Chase Bank, N.A.	4/7/2020	On Demand	(1)	2.00%	18,576,310	18,599,014

JPMorgan Chase Bank, N.A.	4/7/2020	On Demand	(1)	2.50%	10,858,965	10,875,555

Nomura International PLC	4/24/2020	On Demand	(1)	1.55%	24,753,434	24,757,697

Nomura International PLC	4/24/2020	On Demand	(1)	1.75%	12,929,007	12,931,521

Nomura International PLC	4/24/2020	On Demand	(1)	1.75%	7,507,200	7,508,660

Total					$119,888,703	$119,950,052

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

At April 30, 2020, the remaining contractual maturity of all open reverse repurchase agreements was overnight and continuous. The type of securities pledged as collateral for all open reverse repurchase agreements was sovereign debt.

For the six months ended April 30, 2020, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $112,466,000 and 2.11%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2020. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2020.

Reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following table presents the Portfolio’s reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Portfolio as of April 30, 2020.

Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(b)

Barclays Bank PLC	$(38,774,738)	$—	$38,774,738	$—

JPMorgan Chase Bank, N.A.	(35,977,436)	—	35,977,436	—

Nomura International PLC	(45,197,878)	—	45,197,878	—

	$(119,950,052)	$—	$119,950,052	$—

*	Including accrued interest.

(a)	In some instances, the total collateral pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

57

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

8  Investments in Affiliated Funds

At April 30, 2020, the value of the Portfolio’s investment in affiliated funds was $388,810,983, which represents 13.4% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$172,862,422	$1,404,130,424	$(1,188,224,767)	$(70,482)	$113,386	$388,810,983	$839,060	388,810,983

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Foreign Government Bonds	$—	$1,730,079,896		$—	$1,730,079,896

Foreign Corporate Bonds	—	68,895,447		50,534,397	119,429,844

Sovereign Loans	—	138,203,933		—	138,203,933

Senior Floating-Rate Loans	—	—		1,629,464	1,629,464

Collateralized Mortgage Obligations	—	76,039,078		—	76,039,078

U.S. Government Guaranteed Small Business Administration Loans	—	31,877,914		—	31,877,914

Common Stocks	—	109,712,919	**	—	109,712,919

Warrants	—	—		0	0

Short-Term Investments

Foreign Government Securities	—	31,608,922		—	31,608,922

U.S. Treasury Obligations	—	54,995,625		—	54,995,625

Other	—	388,810,983		—	388,810,983

Purchased Currency Options	—	55		—	55

Total Investments	$—	$2,630,224,772		$52,163,861	$2,682,388,633

Forward Foreign Currency Exchange Contracts	$—	$135,722,291		$—	$135,722,291

Futures Contracts	1,057,918	1,613,564		—	2,671,482

Swap Contracts	—	212,010,618		—	212,010,618

Total	$1,057,918	$2,979,571,245		$52,163,861	$3,032,793,024

58

Global Macro Absolute Return Advantage Portfolio

April 30, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

Liability Description	Level 1	Level 2	Level 3*	Total

Securities Sold Short	$—	$(16,984,927)	$—	$(16,984,927)

Forward Foreign Currency Exchange Contracts	—	(67,639,229)	—	(67,639,229)

Futures Contracts	(259,010)	—	—	(259,010)

Swap Contracts	—	(110,987,084)	—	(110,987,084)

Total	$(259,010)	$(195,611,240)	$—	$(195,870,250)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2020 is not presented.

10 Risks and Uncertainties

Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Portfolio’s investments.

59

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process – Eaton Vance Funds

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

[1]

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

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Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Global Macro Absolute Return Advantage Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Global Macro Absolute Return Advantage Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.

61

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio. The Board considered each Adviser’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three- and five-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for a one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed by BMR pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of accounts. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

62

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

63

Eaton Vance

Global Macro Absolute Return Advantage Fund

April 30, 2020

Officers and Trustees

Officers of Eaton Vance Global Macro Absolute Return Advantage Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Global Macro Absolute Return Advantage Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Absolute Return Advantage Fund and Global Macro Absolute Return Advantage Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

*Interested Trustee

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

64

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

65

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Investment Adviser of Global Macro Absolute Return Advantage Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7772    4.30.20

Eaton Vance

Global Small-Cap Equity Fund

Semiannual Report

April 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2020

Eaton Vance

Global Small-Cap Equity Fund

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2020

Performance1,2

Portfolio Managers Aidan M. Farrell of Eaton Vance Global Advisors Limited; Michael D. McLean, CFA and J. Griffith Noble, CFA, each of Eaton Vance Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	03/04/2002	03/04/2002	-11.22%	-8.42	3.64	7.18
Class A with 5.75% Maximum Sales Charge	—	—	-16.34	-13.68	2.42	6.55

Class C at NAV	03/04/2002	03/04/2002	-11.58	-9.18	2.86	6.38
Class C with 1% Maximum Sales Charge	—	—	-12.43	-10.06	2.86	6.38

Class I at NAV	10/01/2009	03/04/2002	-11.16	-8.20	3.91	7.45

MSCI World Small Cap Index	—	—	-15.26%	-14.62	2.43	6.82

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

Gross				1.93%	2.68%	1.68%
Net				1.35	2.10	1.10

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2020

Fund Profile

Common Stock Sector Allocation (% of net assets)

Country Allocation (% of net assets)

Top 10 Holdings (% of net assets)4

RealPage, Inc.	1.7%

ACI Worldwide, Inc.	1.6

Valvoline, Inc.	1.5

Haemonetics Corp.	1.2

CMS Energy Corp.	1.2

Black Knight, Inc.	1.2

Mueller Water Products, Inc., Class A	1.2

NIC, Inc.	1.1

Rexford Industrial Realty, Inc.	1.1

Nomad Foods, Ltd.	1.1

Total	12.9%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2020

Endnotes and Additional Disclosures

[1]

MSCI World Small Cap Index is an unmanaged index of small-cap equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Prior to August 7, 2015, the Fund’s investment adviser employed an investment objective and strategy of seeking to achieve long-term after-tax returns by investing in value stocks of small-cap companies. From August 7, 2015 until March 1, 2018, the Fund’s investment adviser employed an investment objective and strategy of seeking long-term, after-tax returns by investing in stocks of global small-cap companies. Effective March 1, 2018, the Fund changed its investment objective and strategy to no longer seek after-tax returns. Performance prior to March 1, 2018 reflects the Fund’s performance under its former investment objectives and policies.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 – April 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/19)	Ending Account Value (4/30/20)	Expenses Paid During Period* (11/1/19 – 4/30/20)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$887.80	$6.34	**	1.35%
Class C	$1,000.00	$884.20	$9.84	**	2.10%
Class I	$1,000.00	$888.40	$5.16	**	1.10%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.20	$6.77	**	1.35%
Class C	$1,000.00	$1,014.40	$10.52	**	2.10%
Class I	$1,000.00	$1,019.40	$5.52	**	1.10%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2019.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

5

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 99.5%
Security	Shares	Value

Australia — 3.2%

Bapcor, Ltd.	59,881	$190,671

Bravura Solutions, Ltd.	65,208	203,622

carsales.com, Ltd.	15,171	138,781

Northern Star Resources, Ltd.	11,667	94,212

OZ Minerals, Ltd.	6,460	37,237

Regis Resources, Ltd.	28,412	81,240

Steadfast Group, Ltd.	37,621	74,290

Westgold Resources, Ltd.(1)	56,684	74,467

		$894,520

Austria — 0.8%

BAWAG Group AG(1)(2)	6,501	$220,954

		$220,954

Canada — 2.8%

Boyd Group Services, Inc.	1,003	$141,124

Canadian Apartment Properties REIT	3,949	135,894

Keyera Corp.	4,047	60,039

Kirkland Lake Gold, Ltd.	2,348	97,061

Lundin Mining Corp.	6,164	30,201

Pan American Silver Corp.	3,851	81,892

Seven Generations Energy, Ltd., Class A(1)	17,414	36,030

TMX Group, Ltd.	2,435	210,953

		$793,194

China — 0.9%

China Meidong Auto Holdings, Ltd.	139,266	$250,597

		$250,597

Denmark — 0.4%

Topdanmark A/S	2,924	$118,034

		$118,034

France — 0.8%

Nexity SA	3,288	$100,855

Rubis SCA	2,640	118,279

		$219,134

Germany — 1.5%

AIXTRON SE(1)	12,638	$117,454

Bechtle AG	1,049	151,704

LEG Immobilien AG	1,313	150,739

Security	Shares	Value

Germany (continued)

Salzgitter AG	1,044	$13,948

		$433,845

Ireland — 0.5%

Kingspan Group PLC	2,869	$146,191

		$146,191

Italy — 3.9%

Amplifon SpA	4,924	$112,717

Banca Farmafactoring SpA(1)(2)	36,069	186,246

DiaSorin SpA	1,585	270,277

FinecoBank Banca Fineco SpA	12,839	143,047

Interpump Group SpA	6,049	176,499

MARR SpA	6,813	89,760

Moncler SpA	3,094	116,356

		$1,094,902

Japan — 12.6%

Chiba Bank, Ltd. (The)	18,000	$83,520

FP Corp.	1,863	140,535

Fukuoka Financial Group, Inc.	5,849	83,562

Invesco Office J REIT, Inc.	929	123,186

Itochu Techno-Solutions Corp.	6,350	194,021

J. Front Retailing Co., Ltd.	13,896	113,364

Japan Hotel REIT Investment Corp.	416	138,072

Kewpie Corp.	5,597	111,146

Kose Corp.	1,195	149,390

Kuraray Co., Ltd.	14,713	147,182

Kyoritsu Maintenance Co., Ltd.	3,954	95,390

Lion Corp.	5,511	115,854

Makita Corp.	5,956	193,942

Mitsui Fudosan Logistics Park, Inc.	38	149,459

Miura Co., Ltd.	4,578	188,896

Morinaga & Co., Ltd.	2,800	115,066

Nabtesco Corp.	6,423	183,796

Nohmi Bosai, Ltd.	10,113	203,549

Nomura Co., Ltd.	13,662	103,494

OSG Corp.	5,320	69,118

Penta-Ocean Construction Co., Ltd.	40,009	202,121

Sankyu, Inc.	3,504	134,651

Ship Healthcare Holdings, Inc.	4,322	195,470

Sumco Corp.	10,225	145,574

Yamaha Corp.	3,610	145,719

		$3,526,077

6	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Luxembourg — 0.2%

APERAM SA	1,837	$47,598

		$47,598

Netherlands — 1.5%

Aalberts NV	6,052	$170,422

IMCD NV	2,913	257,230

		$427,652

New Zealand — 0.4%

Fisher & Paykel Healthcare Corp., Ltd.	6,874	$114,842

		$114,842

Norway — 0.9%

Entra ASA(2)	15,878	$199,917

TGS NOPEC Geophysical Co. ASA	3,363	51,502

		$251,419

Singapore — 0.5%

Frasers Logistics & Industrial Trust	184,900	$138,384

		$138,384

Sweden — 1.6%

AddTech AB, Class B	6,384	$173,074

Boliden AB	2,893	58,316

Indutrade AB(1)	6,393	205,528

		$436,918

Switzerland — 0.7%

Galenica AG(1)(2)	2,611	$186,975

		$186,975

United Kingdom — 10.2%

Abcam PLC	13,825	$221,307

Avast PLC(2)	26,318	151,591

Cairn Energy PLC(1)	34,408	48,479

Cranswick PLC	4,339	202,951

Dechra Pharmaceuticals PLC	7,266	252,916

Diploma PLC	7,870	170,580

DS Smith PLC	45,414	178,066

First Derivatives PLC	3,520	114,624

Games Workshop Group PLC	2,331	176,421

Grainger PLC	36,004	120,963

Halma PLC	7,962	209,324

Judges Scientific PLC	2,321	144,934

Security	Shares	Value

United Kingdom (continued)

Melrose Industries PLC	142,131	$177,650

Nomad Foods, Ltd.(1)	15,254	314,385

St. James’s Place PLC	21,300	226,806

WH Smith PLC	8,381	132,291

		$2,843,288

United States — 56.1%

ACI Worldwide, Inc.(1)	16,642	$455,991

Addus HomeCare Corp.(1)	2,790	226,046

Alliant Energy Corp.	5,776	280,425

Altair Engineering, Inc., Class A(1)	9,509	313,702

Amedisys, Inc.(1)	985	181,398

AMETEK, Inc.	3,470	291,029

Applied Industrial Technologies, Inc.	5,060	265,093

Autoliv, Inc.	1,714	102,874

Balchem Corp.	1,806	161,167

Ball Corp.	2,634	172,764

Black Knight, Inc.(1)	4,774	336,901

Catalent, Inc.(1)	2,821	195,072

CBIZ, Inc.(1)	10,270	243,913

CDK Global, Inc.	5,125	201,310

Chemed Corp.	512	213,284

Choice Hotels International, Inc.	695	52,160

City Holding Co.	1,176	79,486

CMS Energy Corp.	5,955	339,971

Cohen & Steers, Inc.	1,934	111,669

Columbia Sportswear Co.	928	67,642

Commerce Bancshares, Inc.	2,912	178,185

Community Bank System, Inc.	3,427	214,153

Cooper Cos., Inc. (The)	469	134,462

CubeSmart	10,241	258,073

Dana, Inc.	8,079	92,909

Deckers Outdoor Corp.(1)	361	53,702

Diamondback Energy, Inc.	2,732	118,951

Diodes, Inc.(1)	1,332	67,785

Dorman Products, Inc.(1)	2,381	150,194

EastGroup Properties, Inc.	2,907	308,142

Emergent BioSolutions, Inc.(1)	3,112	230,132

Envestnet, Inc.(1)	3,874	242,203

Envista Holdings Corp.(1)	6,528	127,100

Equity LifeStyle Properties, Inc.	1,403	84,615

Essex Property Trust, Inc.	885	216,029

Euronet Worldwide, Inc.(1)	3,207	294,274

F5 Networks, Inc.(1)	596	82,999

First American Financial Corp.	1,768	81,540

First Citizens BancShares, Inc., Class A	551	210,482

First Republic Bank	1,130	117,848

7	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United States (continued)

Five Below, Inc.(1)	911	$82,136

Flowers Foods, Inc.	6,631	147,739

Haemonetics Corp.(1)	3,072	349,532

Healthcare Realty Trust, Inc.	9,047	265,891

Hexcel Corp.	8,355	288,999

Horace Mann Educators Corp.	4,247	149,325

ICU Medical, Inc.(1)	1,282	281,155

Independent Bank Corp.	1,179	85,937

Jazz Pharmaceuticals PLC(1)	1,409	155,342

K12, Inc.(1)	6,364	144,526

Kansas City Southern	1,372	179,115

Kirby Corp.(1)	3,353	179,117

Lancaster Colony Corp.	584	78,624

Landstar System, Inc.	2,008	207,447

LHC Group, Inc.(1)	1,382	179,646

Ligand Pharmaceuticals, Inc.(1)	1,397	137,702

Lithia Motors, Inc., Class A	396	43,782

Mercury Systems, Inc.(1)	3,414	304,392

Middleby Corp.(1)	1,157	64,364

Mueller Water Products, Inc., Class A	34,235	324,890

National Retail Properties, Inc.	5,806	189,508

National Vision Holdings, Inc.(1)	3,314	87,821

NewMarket Corp.	527	216,829

NIC, Inc.	13,173	319,182

ONE Gas, Inc.	2,915	232,355

PDC Energy, Inc.(1)	3,587	46,595

Performance Food Group Co.(1)	3,594	105,484

R1 RCM, Inc.(1)	9,400	97,008

RBC Bearings, Inc.(1)	471	59,666

RealPage, Inc.(1)	7,251	467,617

Rexford Industrial Realty, Inc.	7,725	314,562

RLI Corp.	2,660	193,728

Selective Insurance Group, Inc.	2,929	146,831

ServiceMaster Global Holdings, Inc.(1)	8,785	299,129

Silicon Laboratories, Inc.(1)	1,676	162,941

Stock Yards Bancorp, Inc.	5,058	167,116

Tandem Diabetes Care, Inc.(1)	1,018	81,216

Teleflex, Inc.	697	233,774

Tradeweb Markets, Inc., Class A	4,782	249,429

Trex Co., Inc.(1)	1,069	101,790

UniFirst Corp.	230	38,675

Valvoline, Inc.	24,384	419,161

Visteon Corp.(1)	1,675	101,003

Woodward, Inc.	2,834	171,627

		$15,708,383

Total Common Stocks (identified cost $25,841,745)		$27,852,907

Exchange-Traded Funds — 0.8%
Security	Shares	Value

Equity Funds — 0.8%

iShares MSCI EAFE Small-Cap ETF	1,974	$96,963

iShares Russell 2000 ETF	994	129,528

Total Exchange-Traded Funds (identified cost $271,982)		$226,491

Short-Term Investments — 0.4%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.47%(3)	124,079	$124,079

Total Short-Term Investments (identified cost $124,067)		$124,079

Total Investments — 100.7% (identified cost $26,237,794)		$28,203,477

Other Assets, Less Liabilities — (0.7)%		$(201,062)

Net Assets — 100.0%		$28,002,415

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $945,683 or 3.4% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

8	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Industrials	19.9%	$5,559,367

Information Technology	15.9	4,436,368

Health Care	14.9	4,177,373

Financials	11.9	3,333,141

Real Estate	10.3	2,894,289

Consumer Discretionary	8.9	2,498,687

Materials	7.3	2,051,876

Consumer Staples	5.1	1,430,399

Utilities	3.5	971,030

Energy	1.3	361,596

Exchange-Traded Funds	0.8	226,491

Communication Services	0.5	138,781

Short-Term Investments	0.4	124,079

Total Investments	100.7%	$28,203,477

9	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Unaffiliated investments, at value (identified cost, $26,113,727)	$28,079,398

Affiliated investment, at value (identified cost, $124,067)	124,079

Foreign currency, at value (identified cost, $25)	25

Dividends receivable	47,963

Dividends receivable from affiliated investment	59

Receivable for investments sold	109,661

Receivable for Fund shares sold	1,238

Tax reclaims receivable	19,666

Receivable from affiliate	13,426

Total assets	$28,395,515

Liabilities

Payable for investments purchased	$128,128

Payable for Fund shares redeemed	169,756

Payable to affiliates:

Investment adviser fee	16,315

Administration fee	3,263

Distribution and service fees	5,609

Trustees’ fees	198

Accrued expenses	69,831

Total liabilities	$393,100

Net Assets	$28,002,415

Sources of Net Assets

Paid-in capital	$26,736,100

Distributable earnings	1,266,315

Total	$28,002,415

Class A Shares

Net Assets	$19,796,823

Shares Outstanding	1,642,512

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.05

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$12.79

Class C Shares

Net Assets	$2,302,226

Shares Outstanding	255,503

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.01

Class I Shares

Net Assets	$5,903,366

Shares Outstanding	471,961

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$12.51

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

10	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Dividends (net of foreign taxes, $6,952)	$222,619

Dividends from affiliated investment	1,545

Total investment income	$224,164

Expenses

Investment adviser fee	$128,733

Administration fee	25,747

Distribution and service fees

Class A	28,529

Class C	14,764

Trustees’ fees and expenses	1,193

Custodian fee	22,262

Transfer and dividend disbursing agent fees	27,078

Legal and accounting services	22,548

Printing and postage	7,811

Registration fees	32,885

Miscellaneous	5,363

Total expenses	$316,913

Deduct —

Allocation of expenses to affiliate	$84,422

Total expense reductions	$84,422

Net expenses	$232,491

Net investment loss	$(8,327)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(293,606)

Investment transactions — affiliated investment	117

Foreign currency transactions	(2,786)

Net realized loss	$(296,275)

Change in unrealized appreciation (depreciation) —

Investments	$(3,965,872)

Investments — affiliated investment	12

Foreign currency	(316)

Net change in unrealized appreciation (depreciation)	$(3,966,176)

Net realized and unrealized loss	$(4,262,451)

Net decrease in net assets from operations	$(4,270,778)

11	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income (loss)	$(8,327)	$110,163

Net realized gain (loss)	(296,275)	1,355,884

Net change in unrealized appreciation (depreciation)	(3,966,176)	2,675,453

Net increase (decrease) in net assets from operations	$(4,270,778)	$4,141,500

Distributions to shareholders —

Class A	$(841,717)	$(1,822,708)

Class C	(128,085)	(861,771)

Class I	(337,724)	(741,356)

Total distributions to shareholders	$(1,307,526)	$(3,425,835)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$539,073	$1,890,773

Class C	68,610	235,182

Class I	1,050,534	2,332,595

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	781,960	1,707,909

Class C	110,862	811,148

Class I	333,341	741,356

Cost of shares redeemed

Class A	(2,425,636)	(5,758,181)

Class C	(300,322)	(3,335,717)

Class I	(3,189,530)	(3,135,663)

Net asset value of shares converted

Class A	310,567	2,954,243

Class C	(310,567)	(2,954,243)

Net decrease in net assets from Fund share transactions	$(3,031,108)	$(4,510,598)

Net decrease in net assets	$(8,609,412)	$(3,794,933)

Net Assets

At beginning of period	$36,611,827	$40,406,760

At end of period	$28,002,415	$36,611,827

12	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2020

Financial Highlights

	Class A

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018		2017	2016	2015

Net asset value — Beginning of period	$14.050		$13.770	$14.010		$11.150	$16.530	$18.810

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.003)		$0.045	$0.001		$0.002	$0.102	$(0.047)

Net realized and unrealized gain (loss)	(1.499)		1.384	0.128		2.858	(0.164)	(0.770)

Total income (loss) from operations	$(1.502)		$1.429	$0.129		$2.860	$(0.062)	$(0.817)

Less Distributions

From net investment income	$(0.071)		$(0.030)	$(0.072)		$—	$—	$—

From net realized gain	(0.427)		(1.119)	(0.297)		—	(5.318)	(1.463)

Total distributions	$(0.498)		$(1.149)	$(0.369)		$—	$(5.318)	$(1.463)

Net asset value — End of period	$12.050		$14.050	$13.770		$14.010	$11.150	$16.530

Total Return(2)(3)	(11.22	)%(4)	12.20%	0.84%		25.65%	(0.46)%	(4.62)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$19,797		$24,111	$22,341		$13,815	$13,847	$23,632

Ratios (as a percentage of average daily net assets):(5)

Expenses(2)(7)	1.35	%(6)	1.35%	1.36%		1.40%	1.41%	1.45%

Net investment income (loss)	(0.04	)%(6)	0.34%	0.01%		0.02%	0.92%	(0.27)%

Portfolio Turnover of the Portfolio(8)	—		—	11	%(4)	59%	92%	124%

Portfolio Turnover of the Fund	31	%(4)	50%	41	%(4)(9)	—	—	—

(1)	Computed using average shares outstanding.

(2)

The investment adviser of the Portfolio and/or the administrator of the Fund reimbursed certain operating expenses (equal to 0.49%, 0.58%, 0.62%, 0.80%, 0.77% and 0.31% of average daily net assets for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Annualized.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from January 22, 2018 through October 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Tax-Managed Global Small-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on January 19, 2018 and which had the same investment objective and policies as the Fund during such period.

13	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2020

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018		2017	2016	2015

Net asset value — Beginning of period	$10.590		$10.690	$10.970		$8.790	$14.230	$16.520

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.041)		$(0.046)	$(0.087)		$(0.072)	$0.014	$(0.153)

Net realized and unrealized gain (loss)	(1.112)		1.030	0.104		2.252	(0.136)	(0.674)

Total income (loss) from operations	$(1.153)		$0.984	$0.017		$2.180	$(0.122)	$(0.827)

Less Distributions

From net realized gain	$(0.427)		$(1.084)	$(0.297)		$—	$(5.318)	$(1.463)

Total distributions	$(0.427)		$(1.084)	$(0.297)		$—	$(5.318)	$(1.463)

Net asset value — End of period	$9.010		$10.590	$10.690		$10.970	$8.790	$14.230

Total Return(2)(3)	(11.58	)%(4)	11.32%	0.06%		24.80%	(1.24)%	(5.38)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,302		$3,227	$8,988		$4,965	$4,717	$8,442

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)(6)	2.10	%(7)	2.10%	2.11%		2.15%	2.16%	2.20%

Net investment income (loss)	(0.80	)%(7)	(0.45)%	(0.76)%		(0.72)%	0.16%	(1.02)%

Portfolio Turnover of the Portfolio(8)	—		—	11	%(4)	59%	92%	124%

Portfolio Turnover of the Fund	31	%(4)	50%	41	%(4)(9)	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser of the Portfolio and/or the administrator of the Fund reimbursed certain operating expenses (equal to 0.49%, 0.58%, 0.62%, 0.80%, 0.77% and 0.31% of average daily net assets for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from January 22, 2018 through October 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Tax-Managed Global Small-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on January 19, 2018 and which had the same investment objective and policies as the Fund during such period.

14	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2020

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018		2017	2016	2015

Net asset value — Beginning of period	$14.580		$14.240	$14.480		$11.490	$16.840	$19.100

Income (Loss) From Operations

Net investment income (loss)(1)	$0.014		$0.079	$0.040		$0.036	$0.108	$(0.005)

Net realized and unrealized gain (loss)	(1.550)		1.442	0.123		2.954	(0.140)	(0.792)

Total income (loss) from operations	$(1.536)		$1.521	$0.163		$2.990	$(0.032)	$(0.797)

Less Distributions

From net investment income	$(0.107)		$(0.062)	$(0.106)		$—	$—	$—

From net realized gain	(0.427)		(1.119)	(0.297)		—	(5.318)	(1.463)

Total distributions	$(0.534)		$(1.181)	$(0.403)		$—	$(5.318)	$(1.463)

Net asset value — End of period	$12.510		$14.580	$14.240		$14.480	$11.490	$16.840

Total Return(2)(3)	(11.16	)%(4)	12.51%	1.05%		26.02%	(0.19)%	(4.43)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,903		$9,273	$9,078		$5,259	$3,138	$3,552

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)(6)	1.10	%(7)	1.10%	1.11%		1.15%	1.16%	1.20%

Net investment income (loss)	0.20	%(7)	0.57%	0.27%		0.27%	0.94%	(0.03)%

Portfolio Turnover of the Portfolio(8)	—		—	11	%(4)	59%	92%	124%

Portfolio Turnover of the Fund	31	%(4)	50%	41	%(4)(9)	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser of the Portfolio and/or the administrator of the Fund reimbursed certain operating expenses (equal to 0.49%, 0.58%, 0.62%, 0.80%, 0.77% and 0.31% of average daily net assets for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(9)	For the period from January 22, 2018 through October 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Tax-Managed Global Small-Cap Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on January 19, 2018 and which had the same investment objective and policies as the Fund during such period.

15	See Notes to Financial Statements.

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Global Small-Cap Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

16

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$26,524,451

Gross unrealized appreciation	$4,675,083

Gross unrealized depreciation	(2,996,057)

Net unrealized appreciation	$1,679,026

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced.

For the six months ended April 30, 2020, the investment adviser fee amounted to $128,733 or 0.75% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Fund. EVAIL uses the portfolio management, research and other resources of its affiliate, Eaton Vance Global Advisors Limited (EVGA), in rendering investment advisory services to the Fund. EVGA has entered into a

17

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

Memorandum of Understanding with EVAIL pursuant to which EVGA is considered a participating affiliate of the sub-adviser as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission allowing U.S. registered investment advisers to use portfolio management or research resources of unregistered advisory affiliates subject to the supervision of a U.S. registered adviser. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

The administration fee is earned by EVM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2020, the administration fee amounted to $25,747. EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (related to ordinary operating expenses only) exceed 1.35%, 2.10% and 1.10% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after February 28, 2021. Pursuant to this agreement, EVM was allocated $84,422 of the Fund’s operating expenses for the six months ended April 30, 2020.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2020, EVM earned $6,235 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $340 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2020. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2020 amounted to $28,529 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2020, the Fund paid or accrued to EVD $11,073 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2020 amounted to $3,691 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2020, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $10,469,660 and $14,713,444, respectively, for the six months ended April 30, 2020.

18

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	40,498	141,581

Issued to shareholders electing to receive payments of distributions in Fund shares	53,817	147,999

Redemptions	(194,689)	(429,622)

Converted from Class C shares	26,649	233,929

Net increase (decrease)	(73,725)	93,887

Class C	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	6,675	24,009

Issued to shareholders electing to receive payments of distributions in Fund shares	10,180	92,597

Redemptions	(30,426)	(344,074)

Converted to Class A shares	(35,590)	(308,635)

Net decrease	(49,161)	(536,103)

Class I	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	78,458	166,593

Issued to shareholders electing to receive payments of distributions in Fund shares	22,120	62,038

Redemptions	(264,731)	(229,898)

Net decrease	(164,153)	(1,267)

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2020.

19

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

9  Investments in Affiliated Funds

At April 30, 2020, the value of the Fund’s investment in affiliated funds was $124,079, which represents 0.4% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$71,542	$4,525,547	$(4,473,139)	$117	$12	$124,079	$1,545	124,079

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Asia/Pacific	$—	$4,924,420		$—	$4,924,420

Developed Europe	314,385	6,112,525		—	6,426,910

North America	16,501,577	—		—	16,501,577

Total Common Stocks	$16,815,962	$11,036,945	*	$—	$27,852,907

Exchange-Traded Funds	$226,491	$—		$—	$226,491

Short-Term Investments	—	124,079		—	124,079

Total Investments	$17,042,453	$11,161,024		$—	$28,203,477

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

11  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers

20

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

(particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund’s investments.

21

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

[1]

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

22

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Global Small-Cap Equity Fund (the “Fund”) and Boston Management and Research (the “Adviser”), and the sub-advisory agreement between the Adviser and Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment

23

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

research, and similar services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the investment strategies of the Fund. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities, including investing in both U.S. and foreign common stocks. The Board also considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board noted that, effective March 1, 2018, the Fund changed its name, investment objective and investment strategies, which, among other changes, no longer required the Fund to employ tax-management techniques or seek after-tax returns. Although the Board considered information comparing the Fund’s investment performance to that of comparable funds identified by an independent data provider, as well as an appropriate benchmark index, the Board determined, in light of the recent changes to the Fund, to continue to monitor and evaluate the effectiveness of such changes over time.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

24

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

25

Eaton Vance

Global Small-Cap Equity Fund

April 30, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

27

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad St.

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7721    4.30.20

Eaton Vance

Government Opportunities Fund

Semiannual Report

April 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2020

Eaton Vance

Government Opportunities Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	26

Officers and Trustees	30

Important Notices	31

Eaton Vance

Government Opportunities Fund

April 30, 2020

Performance1,2

Portfolio Managers Andrew Szczurowski, CFA and Alexander Payne, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/24/1984	08/24/1984	2.87%	3.61%	1.44%	1.68%
Class A with 2.25% Maximum Sales Charge	—	—	0.55	1.29	0.96	1.46
Class C at NAV	11/01/1993	08/24/1984	2.49	2.83	0.71	0.93
Class C with 1% Maximum Sales Charge	—	—	1.49	1.83	0.71	0.93
Class I at NAV	04/03/2009	08/24/1984	3.17	3.87	1.72	1.95
Class R at NAV	08/12/2005	08/24/1984	2.92	3.35	1.21	1.45
Bloomberg Barclays U.S. Intermediate	—	—	5.18%	9.18%	2.84%	2.74%
Government Bond Index
% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R
Gross			1.26%	2.01%	1.01%	1.51%
Net			1.12	1.87	0.87	1.37

Fund Profile

Asset Allocation (% of total investments)4

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Government Opportunities Fund

April 30, 2020

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays U.S. Intermediate Government Bond Index is an unmanaged index of U.S. government bonds with maturities from one year up to (but not including) 10 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Other represents any investment type less than 1% of total investments.

Fund profile subject to change due to active management.

3

Eaton Vance

Government Opportunities Fund

April 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 – April 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/19)	Ending Account Value (4/30/20)	Expenses Paid During Period* (11/1/19 – 4/30/20)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,028.70	$5.90	**	1.17%
Class C	$1,000.00	$1,024.90	$9.67	**	1.92%
Class I	$1,000.00	$1,031.70	$4.65	**	0.92%
Class R	$1,000.00	$1,029.20	$7.11	**	1.41%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.00	$5.87	**	1.17%
Class C	$1,000.00	$1,015.30	$9.62	**	1.92%
Class I	$1,000.00	$1,020.30	$4.62	**	0.92%
Class R	$1,000.00	$1,017.90	$7.07	**	1.41%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2019.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Government Opportunities Fund

April 30, 2020

Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 74.0%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

Series 30, Class I, 7.50%, 4/25/24	$29	$31,476

Series 1822, Class Z, 6.90%, 3/15/26	206	230,141

Series 1829, Class ZB, 6.50%, 3/15/26	47	50,663

Series 1896, Class Z, 6.00%, 9/15/26	90	98,351

Series 2075, Class PH, 6.50%, 8/15/28	49	56,437

Series 2091, Class ZC, 6.00%, 11/15/28	165	183,410

Series 2102, Class Z, 6.00%, 12/15/28	44	50,019

Series 2115, Class K, 6.00%, 1/15/29	386	428,966

Series 2142, Class Z, 6.50%, 4/15/29	109	125,092

Series 4039, Class ME, 2.00%, 12/15/40	416	421,854

Series 4107, Class SA, 1.991%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(1)	1,795	1,691,182

Series 4107, Class SB, 1.991%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(1)	892	840,733

Series 4107, Class SC, 1.991%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(1)	2,140	2,016,079

Series 4107, Class SD, 1.991%, (2.57% - 1 mo. USD LIBOR x 0.57), 9/15/42(1)	1,598	1,505,922

Series 4204, Class AF, 2.016%, (1 mo. USD LIBOR + 1.00%), 5/15/43(2)	2,855	2,818,925

Series 4212, Class NS, 4.423%, (5.40% - 1 mo. USD LIBOR x 1.20), 6/15/43(1)	1,991	2,017,164

Series 4250, Class ZA, 4.50%, 9/15/43	625	639,179

Series 4259, Class UE, 2.50%, 5/15/43	1,915	1,983,649

Series 4337, Class YT, 3.50%, 4/15/49	4,615	4,692,465

Series 4385, Class SC, 6.962%, (9.33% - 1 mo. USD LIBOR x 2.33), 9/15/44(1)	95	96,658

Series 4407, Class LN, 6.952%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(1)	90	92,098

Series 4584, Class PM, 3.00%, 5/15/46	1,597	1,638,727

Series 4602, Class ZM, 3.00%, 11/15/45	239	240,736

Series 4631, Class KQ, 3.968%, (6.00% - 1 mo. USD LIBOR x 2.00), 10/15/46(1)	573	582,908

Series 4637, Class SK, 3.292%, (4.98% - 1 mo. USD LIBOR x 1.66), 4/15/44(1)	410	413,408

Series 4639, Class KF, 2.316%, (1 mo. USD LIBOR + 1.30%), 12/15/44(2)(3)	5,775	5,779,535

Series 4754, Class FJ, 2.016%, (1 mo. USD LIBOR + 1.00%), 4/15/44(2)(3)	6,837	6,766,170

Series 4767, Class FK, 2.016%, (1 mo. USD LIBOR + 1.00%), 3/15/48(2)	317	316,361

Series 4767, Class KF, 2.016%, (1 mo. USD LIBOR + 1.00%), 3/15/48(2)	393	392,595

Series 4768, Class JF, 2.016%, (1 mo. USD LIBOR + 1.00%), 2/15/48(2)	169	168,956

Series 4776, Class C, 4.50%, 3/15/43	2,129	2,164,373

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)

Series 4845, Class EA, 4.50%, 6/15/43	$933	$943,331

Series 4846, Class EA, 4.50%, 8/15/43	687	696,138

Series 4858, Class LA, 4.50%, 8/15/43	718	723,833

Series 4859, Class GA, 4.50%, 10/15/43	1,679	1,699,599

Series 4908, Class ZB, 4.00%, 8/25/49	1,178	1,180,745

Series 4922, Class Z, 3.50%, 10/25/49	1,329	1,333,927

Series 4922, Class ZA, 3.50%, 8/25/49	1,411	1,415,350

Series 4922, Class ZN, 3.50%, 4/25/49	656	655,863

Series 4924, Class AZ, 3.50%, 10/25/49	1,605	1,619,582

Series 4924, Class BZ, 3.50%, 10/25/49	2,688	2,694,209

Series 4924, Class KZ, 3.50%, 10/25/49	448	451,062

Series 4924, Class LZ, 3.50%, 10/25/49	659	660,500

Series 4924, Class MZ, 3.50%, 10/25/49	871	873,325

Series 4924, Class PZ, 3.50%, 10/25/49	918	927,149

Series 4925, Class ZY, 4.00%, 10/25/49	1,035	1,036,856

Series 4926, Class ZQ, 3.50%, 9/25/49	777	780,313

Series 4927, Class ZQ, 3.50%, 9/25/49	2,341	2,352,724

Series 4938, Class KZ, 2.50%, 12/25/49	596	606,426

Series 4940, Class ZC, 3.50%, 1/25/50	983	984,692

Series 4941, Class ZD, 3.50%, 9/25/49	322	322,383

Series 4941, Class ZU, 3.50%, 8/25/49	1,539	1,544,133

Series 4943, Class JZ, 3.00%, 9/25/49	819	816,643

Series 4954, Class ZL, 3.50%, 2/25/50	2,392	2,403,178

Series 4960, Class ZA, 3.50%, 10/25/49	1,622	1,625,244

Series 4967, Class D, 2.50%, 5/25/50	2,000	1,991,056

Interest Only:(4)

Series 362, Class C12, 4.00%, 12/15/47	5,334	725,852

Series 4676, Class DI, 4.00%, 7/15/44	3,902	130,187

Series 4693, Class EI, 3.50%, 8/15/42	6,729	177,064

Series 4700, Class WI, 3.50%, 1/15/44	2,953	70,478

Series 4749, Class IL, 4.00%, 12/15/47	3,317	315,535

Series 4756, Class KI, 4.00%, 1/15/48	3,756	348,976

Series 4767, Class IM, 4.00%, 5/15/45	3,094	114,552

Series 4768, Class IO, 4.00%, 3/15/48	2,686	257,984

Series 4772, Class PI, 4.00%, 1/15/48	3,981	382,470

Series 4791, Class JI, 4.00%, 5/15/48	6,926	582,843

Principal Only:(5)

Series 246, Class PO, 0.00%, 5/15/37	2,530	2,480,332

Series 3435, Class PO, 0.00%, 4/15/38	2,396	2,264,294

		$76,723,060

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2016-DNA2, Class M3, 5.137%, (1 mo. USD LIBOR + 4.65%), 10/25/28(2)	$1,444	$1,449,651

Series 2016-DNA3, Class M3, 5.487%, (1 mo. USD LIBOR + 5.00%), 12/25/28(2)	871	879,903

5	See Notes to Financial Statements.

Eaton Vance

Government Opportunities Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)

Series 2016-DNA4, Class M3, 4.287%, (1 mo. USD LIBOR + 3.80%), 3/25/29(2)	$113		$111,535

Series 2018-DNA1, Class M2, 2.287%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)	400		355,931

Series 2019-DNA2, Class M2, 2.937%, (1 mo. USD LIBOR + 2.45%), 3/25/49(2)(6)	1,644		1,450,449

Series 2019-DNA3, Class M2, 2.537%, (1 mo. USD LIBOR + 2.05%), 7/25/49(2)(6)	538		465,433

Series 2020-DNA1, Class M2, 2.187%, (1 mo. USD LIBOR + 1.70%), 1/25/50(2)(6)	491		379,033

Series 2020-DNA2, Class M1, 1.237%, (1 mo. USD LIBOR + 0.75%), 2/25/50(2)(6)	4,500		4,320,984

Series 2020-DNA2, Class M2, 2.337%, (1 mo. USD LIBOR + 1.85%), 2/25/50(2)(6)	100		75,880

			$9,488,799

Federal National Mortgage Association:

Series G-8, Class E, 9.00%, 4/25/21	$2		$1,574

Series G92-44, Class ZQ, 8.00%, 7/25/22	0	(7)	393

Series 1993-16, Class Z, 7.50%, 2/25/23	33		35,587

Series 1993-39, Class Z, 7.50%, 4/25/23	98		105,365

Series 1993-45, Class Z, 7.00%, 4/25/23	98		103,613

Series 1993-149, Class M, 7.00%, 8/25/23	45		48,248

Series 1993-178, Class PK, 6.50%, 9/25/23	99		105,977

Series 1994-40, Class Z, 6.50%, 3/25/24	118		127,079

Series 1994-42, Class K, 6.50%, 4/25/24	477		515,038

Series 1994-82, Class Z, 8.00%, 5/25/24	147		161,771

Series 2000-49, Class A, 8.00%, 3/18/27	171		194,082

Series 2001-81, Class HE, 6.50%, 1/25/32	379		439,059

Series 2002-1, Class G, 7.00%, 7/25/23	55		59,078

Series 2005-37, Class SU, 27.251%, (29.2% - 1 mo. USD LIBOR x 4.00), 3/25/35(1)	2		2,470

Series 2012-35, Class GE, 3.00%, 5/25/40	1,280		1,301,911

Series 2012-134, Class ZT, 2.00%, 12/25/42	2,818		2,730,643

Series 2013-6, Class TY, 1.50%, 2/25/43	795		749,600

Series 2013-52, Class MD, 1.25%, 6/25/43	2,263		2,224,435

Series 2013-58, Class KS, 5.194%, (5.93% - 1 mo. USD LIBOR x 1.50), 6/25/43(1)	5,041		5,079,309

Series 2013-58, Class SC, 5.269%, (6.00% - 1 mo. USD LIBOR x 1.50), 6/25/43(1)	2,293		2,380,496

Series 2013-122, Class ES, 1.487%, (1 mo. USD LIBOR + 1.00%), 7/25/43(2)	1,792		1,842,614

Series 2016-60, Class ZJ, 3.00%, 9/25/46	159		160,273

Series 2016-89, Class ZH, 3.00%, 12/25/46	1,779		1,809,056

Series 2017-75, Class Z, 3.00%, 9/25/57	2,806		2,809,145

Series 2017-76, Class Z, 3.00%, 10/25/57	525		521,602

Series 2017-110, Class Z, 3.00%, 2/25/57	224		222,143

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)

Series 2018-14, Class TF, 1.985%, (1 mo. USD LIBOR + 1.00%), 3/25/48(2)	$251	$251,067

Series 2018-18, Class QD, 4.50%, 5/25/45	2,674	2,791,766

Series 2019-1, Class FH, 1.985%, (1 mo. USD LIBOR + 1.00%), 2/25/49(2)	2,382	2,379,306

Series 2019-44, Class MZ, 3.00%, 3/25/49	422	433,149

Series 2019-44, Class ZP, 4.00%, 8/25/49	1,179	1,180,489

Series 2019-57, Class LZ, 3.50%, 10/25/49	815	820,052

Series 2019-57, Class UZ, 3.50%, 10/25/49	1,474	1,478,852

Series 2019-57, Class Z, 3.50%, 10/25/49	722	723,797

Series 2019-61, Class DZ, 3.50%, 11/25/49	666	667,603

Series 2019-63, Class Z, 3.50%, 10/25/49	434	433,738

Series 2019-67, Class EZ, 3.00%, 11/25/49	1,088	1,091,754

Series 2019-71, Class AZ, 3.50%, 11/25/49	886	888,662

Series 2019-71, Class DZ, 3.50%, 11/25/49	1,266	1,270,904

Series 2019-81, Class CZ, 3.50%, 1/25/50	938	936,149

Series 2019-81, Class ZL, 3.50%, 1/25/50	1,808	1,811,260

Series 2020-1, Class ZC, 3.50%, 2/25/50	3,463	3,475,478

Series 2020-9, Class ZC, 3.50%, 2/25/50	2,932	2,967,376

Series 2020-10, Class LZ, 3.50%, 3/25/50	742	742,686

Series 2020-11, Class AZ, 3.00%, 3/25/50	2,515	2,503,317

Series 2020-11, Class ZA, 3.50%, 3/25/50	3,511	3,511,970

Series 2020-11, Class ZQ, 3.00%, 3/25/50	642	637,098

Series 2020-17, Class CZ, 3.50%, 3/25/50	1,498	1,502,054

Series 2020-23, Class CZ, 3.00%, 2/25/50	4,837	4,874,310

Series 2020-23, Class ZC, 3.00%, 2/25/50	3,931	3,961,675

Series 2020-25, Class Z, 3.00%, 4/25/50	986	994,007

Series 2020-32, Class ZA, 3.50%, 5/25/50	5,000	5,041,152

Interest Only:(4)

Series 2017-66, Class TI, 0.05%, (6.05% - 1 mo. USD LIBOR, 0.05% cap), 10/25/42(1)	36,623	86,503

Series 2018-21, Class IO, 3.00%, 4/25/48	11,669	881,206

Series 2019-1, Class SA, 4.913%, (5.40% - 1 mo. USD LIBOR), 2/25/49(1)	9,493	1,278,880

Principal Only:(5)

Series 379, Class 1, 0.00%, 5/25/37	1,775	1,708,012

Series 2014-17, Class PO, 0.00%, 4/25/44	2,279	2,072,371

		$77,127,204

Federal National Mortgage Association Connecticut Avenue Securities:

Series 2017-C03, Class 1M2C, 3.487%, (1 mo. USD LIBOR + 3.00%), 10/25/29(2)	$97	$79,533

Series 2017-C07, Class 1M2, 2.887%, (1 mo. USD LIBOR + 2.40%), 5/25/30(2)	68	63,192

Series 2017-C07, Class 1M2C, 2.887%, (1 mo. USD LIBOR + 2.40%), 5/25/30(2)	1,491	1,213,014

Series 2018-C01, Class 1M2, 2.737%, (1 mo. USD LIBOR + 2.25%), 7/25/30(2)	1,250	1,109,007

6	See Notes to Financial Statements.

Eaton Vance

Government Opportunities Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association Connecticut Avenue Securities: (continued)

Series 2018-C06, Class 1M2, 2.487%, (1 mo. USD LIBOR + 2.00%), 3/25/31(2)	$41	$37,180

Series 2018-R07, Class 1M2, 2.887%, (1 mo. USD LIBOR + 2.40%), 4/25/31(2)(6)	15	14,133

Series 2019-R02, Class 1M2, 2.787%, (1 mo. USD LIBOR + 2.30%), 8/25/31(2)(6)	69	63,365

Series 2019-R07, Class 1M2, 2.587%, (1 mo. USD LIBOR + 2.10%), 10/25/39(2)(6)	717	627,414

Series 2020-R01, Class 1M2, 2.537%, (1 mo. USD LIBOR + 2.05%), 1/25/40(2)(6)	3,782	2,892,770

		$6,099,608

Government National Mortgage Association:

Series 2011-156, Class GA, 2.00%, 12/16/41	$593	$599,624

Series 2015-62, Class PQ, 3.00%, 5/20/45	972	981,048

Series 2016-101, Class ZU, 3.00%, 7/20/46	110	110,373

Series 2017-137, Class AF, 1.218%, (1 mo. USD LIBOR + 0.50%), 9/20/47(2)(3)	3,466	3,453,808

Series 2019-82, Class DZ, 4.00%, 6/20/49	555	555,857

Series 2019-97, Class ZC, 3.50%, 8/20/49	3,021	3,023,482

Series 2019-99, Class ZN, 3.50%, 10/20/47	421	421,305

Series 2019-108, Class KZ, 3.50%, 8/20/49	1,522	1,532,200

Series 2019-110, Class Z, 3.50%, 9/20/49	3,465	3,475,817

Series 2019-110, Class ZD, 3.50%, 9/20/49	4,036	4,042,161

Series 2019-111, Class DZ, 3.50%, 4/20/48	349	349,293

Series 2019-111, Class LZ, 3.50%, 9/20/49	931	930,665

Series 2019-123, Class PZ, 3.50%, 10/20/49	1,826	1,833,063

Series 2019-125, Class AZ, 3.50%, 10/20/49	868	868,373

Series 2019-125, Class BZ, 3.50%, 10/20/49	1,893	1,896,955

Series 2019-126, Class ZA, 3.50%, 10/20/49	939	941,287

Series 2019-132, Class LZ, 3.50%, 10/20/49	1,454	1,453,163

Series 2019-133, Class Z, 3.50%, 10/20/49	1,342	1,343,759

Series 2019-142, Class AZ, 3.50%, 11/20/49	2,713	2,709,719

Series 2019-143, Class KZ, 3.50%, 11/20/49	2,295	2,299,159

Series 2019-148, Class Z, 3.00%, 3/20/49	1,598	1,596,365

Series 2019-148, Class ZN, 4.00%, 11/20/49	1,200	1,199,595

Series 2019-151, Class EZ, 3.50%, 12/20/49	989	989,355

Series 2019-151, Class ZC, 3.50%, 12/20/49	1,294	1,295,320

Series 2019-152, Class BZ, 4.00%, 12/20/49	1,386	1,388,267

Series 2019-152, Class HZ, 3.50%, 12/20/49	161	160,637

Series 2019-152, Class NU, 3.50%, 12/20/49	1,500	1,504,599

Series 2020-1, Class CZ, 4.50%, 1/20/50	193	192,913

Series 2020-9, Class EZ, 3.50%, 1/20/50	2,993	3,001,571

Series 2020-15, Class EZ, 3.50%, 2/20/50	1,006	1,008,317

Series 2020-15, Class PZ, 3.50%, 2/20/50	1,926	1,936,783

Series 2020-16, Class UZ, 3.50%, 2/20/50	2,012	2,021,626

Series 2020-16, Class ZM, 3.50%, 2/20/50	1,006	1,006,791

Security	Principal Amount (000’s omitted)	Value

Government National Mortgage Association: (continued)

Series 2020-17, Class CZ, 3.00%, 2/20/50	$918	$918,444

Series 2020-17, Class EZ, 3.50%, 2/20/50	3,459	3,475,946

Series 2020-17, Class ZC, 3.50%, 2/20/50	1,986	1,991,967

Series 2020-21, Class GZ, 3.50%, 2/20/50	1,006	1,011,945

Series 2020-21, Class LZ, 3.50%, 2/20/50	1,908	1,916,094

Series 2020-30, Class MZ, 3.00%, 3/20/50	1,996	2,003,839

Series 2020-31, Class ZH, 3.00%, 3/20/50	2,005	2,006,632

Series 2020-32, Class KS, 3.50%, 3/20/50	2,000	2,012,699

Series 2020-33, Class PZ, 3.00%, 3/20/50	3,008	3,024,418

Series 2020-34, Class DZ, 3.00%, 3/20/50	1,001	1,004,499

Series 2020-47, Class ZD, 3.00%, 4/20/50	1,500	1,510,547

Series 2020-47, Class ZL, 3.50%, 4/20/50	2,000	2,019,412

Series 2020-51, Class ZC, 3.00%, 4/20/50	1,000	1,004,095

Series 2020-55, Class NZ, 3.00%, 4/20/50	1,500	1,513,926

Series 2020-61, Class AZ, 3.00%, 5/1/50(8)	1,499	1,503,805

Interest Only:(4)

Series 2013-66, Class IE, 0.05%, (6.75% - 1 mo. USD LIBOR, 0.05% cap), 7/20/42(1)	13,249	38,059

Series 2014-94, Class IC, 0.10%, (6.40% - 1 mo. USD LIBOR, 0.10% cap), 9/20/35(1)	20,923	91,783

Series 2014-100, Class VI, 0.15%, (6.60% - 1 mo. USD LIBOR, 0.15% cap), 5/20/40(1)	9,476	59,551

Series 2014-139, Class BI, 0.25%, (6.65% - 1 mo. USD LIBOR, 0.25% cap), 11/20/37(1)	9,740	85,485

Series 2018-127, Class SG, 5.532%, (6.25% - 1 mo. USD LIBOR), 9/20/48(1)	10,775	1,501,569

Series 2019-27, Class SA, 5.332%, (6.05% - 1 mo. USD LIBOR), 2/20/49(1)	10,819	1,567,196

Series 2019-38, Class SQ, 5.332%, (6.05% - 1 mo. USD LIBOR), 3/20/49(1)	8,017	1,327,834

Series 2019-43, Class BS, 5.332%, (6.05% - 1 mo. USD LIBOR), 4/20/49(1)	13,286	1,920,023

Series 2020-32, Class KI, 3.50%, 3/20/50	9,892	1,121,284

		$84,754,302

Total Collateralized Mortgage Obligations (identified cost $260,699,513)		$254,192,973

Mortgage Pass-Throughs — 33.9%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

2.843%, (COF + 1.25%), with maturity at 2034(9)	$575	$580,391

2.845%, (COF + 1.25%), with maturity at 2035(9)	2,058	2,074,970

3.00%, with maturity at 2050	4,928	5,224,301

3.50%, with maturity at 2050	3,956	4,220,021

7	See Notes to Financial Statements.

Eaton Vance

Government Opportunities Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)		Value

Federal Home Loan Mortgage Corp.: (continued)

4.143%, (1 yr. CMT + 2.23%), with maturity at 2036(9)	$1,143		$1,198,850

4.183%, (1 yr. CMT + 2.25%), with maturity at 2038(9)	1,015		1,055,472

4.50%, with various maturities to 2048	4,816		5,196,818

5.50%, with maturity at 2032	101		111,805

6.00%, with maturity at 2033	128		149,869

6.50%, with various maturities to 2028	742		781,716

6.87%, with maturity at 2024	18		19,045

7.00%, with various maturities to 2025	622		652,056

7.09%, with maturity at 2023	81		82,392

7.25%, with maturity at 2022	42		42,748

7.31%, with maturity at 2027	9		9,943

7.50%, with various maturities to 2024	127		132,650

7.78%, with maturity at 2022	3		3,305

8.00%, with various maturities to 2026	93		96,161

8.15%, with maturity at 2021	0	(7)	475

8.50%, with various maturities to 2025	29		29,805

9.00%, with various maturities to 2027	18		19,097

9.50%, with various maturities to 2026	27		28,117

10.50%, with maturity at 2020	1		1,506

			$21,711,513

Federal National Mortgage Association:

2.234%, (COF + 1.25%), with maturity at 2025(9)	$233		$232,277

2.239%, (COF + 1.25%), with various maturities to 2044(9)	840		836,574

2.255%, (COF + 1.25%), with maturity at 2035(9)	409		407,677

2.286%, (COF + 1.25%), with various maturities to 2033(9)	776		772,788

2.955%, (COF + 1.25%), with maturity at 2036(9)	325		324,458

3.00%, with maturity at 2050	9,917		10,471,975

3.317%, (COF + 1.25%), with maturity at 2036(9)	251		252,584

3.396%, (COF + 1.25%), with maturity at 2034(9)	1,039		1,057,911

3.413%, (COF + 2.38%), with maturity at 2027(9)	256		257,414

3.445%, (COF + 1.25%), with maturity at 2035(9)	922		936,229

3.50%, with various maturities to 2050	4,967		5,301,109

3.50%, 30-Year, TBA(14)	25,000		26,427,719

3.755%, (COF + 1.79%), with maturity at 2036(9)	4,751		4,858,403

3.789%, (COF + 1.25%), with maturity at 2034(9)	901		916,756

3.912%, (COF + 1.73%), with maturity at 2035(9)	1,140		1,169,895

4.03%, (1 yr. CMT + 2.12%), with maturity at 2040(9)	387		401,340

4.005%, (COF + 1.25%), with maturity at 2036(9)	70		71,675

4.442%, (COF + 1.87%), with maturity at 2034(9)	1,626		1,673,573

4.50%, with various maturities to 2049	22,420		24,184,480

5.00%, with maturity at 2027	84		91,027

5.50%, with maturity at 2030	149		162,498

6.00%, with various maturities to 2032	441		492,243

Security	Principal Amount (000’s omitted)		Value

Federal National Mortgage Association: (continued)

6.419%, with maturity at 2025(10)	$44		$47,647

6.445%, (COF + 1.79%), with maturity at 2021(9)	3		2,927

7.00%, with various maturities to 2024	365		384,784

7.50%, with maturity at 2026	23		24,422

7.875%, with maturity at 2021	23		23,669

8.039%, with maturity at 2030(10)	3		3,334

8.25%, with maturity at 2025	26		27,767

8.50%, with maturity at 2037	238		268,285

8.512%, with maturity at 2021(10)	1		1,315

9.00%, with various maturities to 2026	31		34,042

9.50%, with various maturities to 2030	20		22,285

9.501%, with maturity at 2025(10)	0	(7)	198

9.504%, with maturity at 2025(10)	0	(7)	20

9.521%, with maturity at 2021(10)	1		965

9.946%, with maturity at 2023(10)	1		1,287

10.00%, with maturity at 2021(10)	0	(7)	40

11.00%, with maturity at 2021(10)	0	(7)	13

			$82,143,605

Government National Mortgage Association:

3.125%, (1 yr. CMT + 1.50%), with various maturities to 2027(9)	$178		$183,409

3.50%, with maturity at 2050	1,609		1,730,094

4.00%, with various maturities to 2049	4,824		5,148,216

4.50%, with various maturities to 2049	5,138		5,568,241

7.50%, with maturity at 2025	145		154,293

9.50%, with various maturities to 2025	19		20,446

			$12,804,699

Total Mortgage Pass-Throughs (identified cost $115,155,917)			$116,659,817

U.S. Government Guaranteed Small Business Administration Loans — 1.4%(11)(12)
Security	Principal Amount (000’s omitted)		Value

0.16%, 7/15/37 to 5/15/42	$584		$2,906

0.23%, 4/15/37 to 12/15/37	1,632		9,505

0.41%, 6/15/42 to 7/15/42	227		3,306

0.48%, 3/15/37 to 12/15/37	2,997		37,122

0.66%, 5/15/42 to 7/15/42	215		5,031

0.73%, 3/15/37 to 10/15/42	2,243		45,836

0.81%, 10/15/37	159		3,452

0.91%, 5/15/42	659		21,343

0.98%, 9/15/37 to 11/15/37	3,316		88,056

8	See Notes to Financial Statements.

Eaton Vance

Government Opportunities Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

1.23%, 8/15/37 to 12/15/37	$2,545	$84,830

1.61%, 5/15/42	3,164	177,577

1.86%, 9/15/42 to 1/15/43	10,137	705,692

1.89%, 11/15/42	1,512	108,729

2.11%, 10/15/42 to 12/15/42	4,028	307,042

2.36%, 9/15/42 to 1/15/43	12,176	1,096,913

2.61%, 12/15/42 to 1/15/43	6,279	634,765

2.86%, 11/15/42 to 2/15/43	11,496	1,274,435

3.11%, 12/15/42	2,956	357,247

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $6,405,349)		$4,963,787

Asset-Backed Securities — 2.9%
Security	Principal Amount (000’s omitted)	Value

Invitation Homes Trust:

Series 2018-SFR3, Class E, 2.751%, (1 mo. USD LIBOR + 2.00%), 7/17/37(2)(6)	$3,000	$2,766,652

NRZ Excess Spread-Collateralized Notes:

Series 2018-PLS1, Class D, 4.374%, 1/25/23(6)	3,461	3,345,387

PNMAC GMSR Issuer Trust:

Series 2018-GT1, Class A, 3.337%, (1 mo. USD LIBOR + 2.85%), 2/25/23(2)(6)	4,000	3,357,886

Series 2018-GT2, Class A, 3.137%, (1 mo. USD LIBOR + 2.65%), 8/25/25(2)(6)	430	357,340

Total Asset-Backed Securities (identified cost $11,018,637)		$9,827,265

Short-Term Investments — 0.3%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.47%(13)	902,791	$902,791

Total Short-Term Investments (identified cost $902,701)		$902,791

Total Investments — 112.5% (identified cost $394,182,117)		$386,546,633

Other Assets, Less Liabilities — (12.5)%		$(42,865,328)

Net Assets — 100.0%		$343,681,305

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2020.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2020.

(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(4)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $20,116,726 or 5.9% of the Fund’s net assets.

(7)	Principal amount is less than $500.

(8)	When-issued security/forward commitment security.

(9)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2020.

(10)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2020.

(11)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(12)	Securities comprise a trust that is wholly-owned by the Fund and may only be sold on a pro rata basis with all securities in the trust.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

(14)

TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

9	See Notes to Financial Statements.

Eaton Vance

Government Opportunities Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation

Interest Rate Futures

U.S. 10-Year Treasury Note	150	Long	6/19/20	$20,859,375	$907,861

					$907,861

Abbreviations:

CMT	–	Constant Maturity Treasury

COF	–	Cost of Funds 11th District

LIBOR	–	London Interbank Offered Rate

TBA	–	To Be Announced

Currency Abbreviations:

USD	–	United States Dollar

10	See Notes to Financial Statements.

Eaton Vance

Government Opportunities Fund

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Unaffiliated investments, at value (identified cost, $393,279,416)	$385,643,842

Affiliated investments, at value (identified cost, $902,701)	902,791

Deposits for derivatives collateral — financial futures contracts	300,000

Interest receivable	1,504,409

Dividends receivable from affiliated investment	1,676

Receivable for investments sold	207,308

Receivable for Fund shares sold	1,930,319

Receivable for variation margin on open financial futures contracts	14,092

Receivable from affiliate	9,832

Total assets	$390,514,269

Liabilities

Payable for reverse repurchase agreements, including accrued interest of $134	$12,061,134

Payable for investments purchased	4,466,085

Payable for when-issued securities/forward purchase commitments	28,000,553

Payable for Fund shares redeemed	1,720,241

Distributions payable	82,296

Due to custodian	273

Payable to affiliates:

Investment adviser fee	182,042

Distribution and service fees	70,559

Trustees’ fees	1,345

Accrued expenses	248,436

Total liabilities	$46,832,964

Net Assets	$343,681,305

Sources of Net Assets

Paid-in capital	$403,777,376

Accumulated loss	(60,096,071)

Total	$343,681,305

Class A Shares

Net Assets	$144,422,671

Shares Outstanding	23,476,208

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$6.15

Maximum Offering Price Per Share

(100 ÷ 97.75 of net asset value per share)	$6.29

Class C Shares

Net Assets	$29,105,254

Shares Outstanding	4,738,072

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$6.14

Class I Shares

Net Assets	$127,842,786

Shares Outstanding	20,796,125

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$6.15

Class R Shares

Net Assets	$42,310,594

Shares Outstanding	6,905,368

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$6.13

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

11	See Notes to Financial Statements.

Eaton Vance

Government Opportunities Fund

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Interest	$4,691,062

Dividends from affiliated investment	28,504

Total investment income	$4,719,566

Expenses

Investment adviser fee	$1,035,310

Distribution and service fees

Class A	173,915

Class C	145,071

Class R	78,400

Trustees’ fees and expenses	7,793

Custodian fee	36,006

Transfer and dividend disbursing agent fees	186,616

Legal and accounting services	48,426

Printing and postage	20,197

Registration fees	51,878

Interest expense and fees	106,364

Miscellaneous	6,821

Total expenses	$1,896,797

Deduct —

Allocation of expenses to affiliate	$40,885

Total expense reductions	$40,885

Net expenses	$1,855,912

Net investment income	$2,863,654

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$5,394,476

Investment transactions — affiliated investment	(2,440)

Written options	(2,338,681)

Financial futures contracts	4,947,323

Net realized gain	$8,000,678

Change in unrealized appreciation (depreciation) —

Investments	$(2,323,445)

Investments — affiliated investment	90

Financial futures contracts	997,660

Net change in unrealized appreciation (depreciation)	$(1,325,695)

Net realized and unrealized gain	$6,674,983

Net increase in net assets from operations	$9,538,637

12	See Notes to Financial Statements.

Eaton Vance

Government Opportunities Fund

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$2,863,654	$7,051,558

Net realized gain (loss)	8,000,678	(881,214)

Net change in unrealized appreciation (depreciation)	(1,325,695)	1,965,585

Net increase in net assets from operations	$9,538,637	$8,135,929

Distributions to shareholders —

Class A	$(2,131,735)	$(4,391,682)

Class B	—	(6,359)

Class C	(335,843)	(923,656)

Class I	(1,971,118)	(4,037,723)

Class R	(436,441)	(815,123)

Total distributions to shareholders	$(4,875,137)	$(10,174,543)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$16,266,061	$16,905,244

Class B	—	1,122

Class C	8,413,573	14,409,884

Class I	73,695,928	80,127,941

Class R	20,021,486	11,548,352

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,882,807	3,810,918

Class B	—	6,183

Class C	304,100	847,531

Class I	1,488,071	2,962,358

Class R	420,594	764,373

Cost of shares redeemed

Class A	(18,069,664)	(34,978,122)

Class B	—	(119,454)

Class C	(6,507,894)	(11,406,776)

Class I	(67,681,348)	(60,235,429)

Class R	(7,263,828)	(9,845,947)

Net asset value of shares converted(1)

Class A	3,386,385	20,973,249

Class B	—	(377,371)

Class C	(3,386,385)	(20,595,878)

Net increase in net assets from Fund share transactions	$22,969,886	$14,798,178

Net increase in net assets	$27,633,386	$12,759,564

Net Assets

At beginning of period	$316,047,919	$303,288,355

At end of period	$343,681,305	$316,047,919

(1)	Includes the conversion of Class B to Class A shares at the close of business on August 15, 2019 upon the termination of Class B.

13	See Notes to Financial Statements.

Eaton Vance

Government Opportunities Fund

April 30, 2020

Financial Highlights

	Class A

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019		2018		2017		2016		2015

Net asset value — Beginning of period	$6.070		$6.100		$6.280		$6.430		$6.630		$6.840

Income (Loss) From Operations

Net investment income(1)	$0.054		$0.134		$0.142		$0.109		$0.105		$0.115

Net realized and unrealized gain (loss)	0.119		0.029		(0.116)		(0.040)		(0.091)		(0.067)

Total income from operations	$0.173		$0.163		$0.026		$0.069		$0.014		$0.048

Less Distributions

From net investment income	$(0.093)		$(0.193)		$(0.206)		$(0.219)		$(0.214)		$(0.258)

Total distributions	$(0.093)		$(0.193)		$(0.206)		$(0.219)		$(0.214)		$(0.258)

Net asset value — End of period	$6.150		$6.070		$6.100		$6.280		$6.430		$6.630

Total Return(2)	2.87	%(3)(4)	2.71%		0.42%		1.08%		0.21%		0.71%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$144,423		$138,956		$133,062		$157,117		$299,052		$332,297

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.17	%(4)(6)(7)	1.26	%(6)	1.19	%(8)	1.19	%(8)	1.19	%(8)	1.18	%(8)

Net investment income	1.80	%(7)	2.21%		2.30	%(8)	1.72	%(8)	1.61	%(8)	1.71	%(8)

Portfolio Turnover of the Portfolio	—		—		62	%(9)	12	%(9)	15	%(9)	33	%(9)

Portfolio Turnover of the Fund	72	%(3)	90%		1	%(10)	—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser reimbursed certain operating expenses (equal to 0.03% of average daily net assets for the six months ended April 30, 2020). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Includes interest expense, including on reverse repurchase agreements, of 0.07% and 0.07% for the six months ended April 30, 2020 and for the year ended October 31, 2019, respectively.

(7)	Annualized.

(8)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the period from October 8, 2018 through October 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Government Obligations Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on October 5, 2018 and which had the same investment objective and policies as the Fund during such period.

14	See Notes to Financial Statements.

Eaton Vance

Government Opportunities Fund

April 30, 2020

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019		2018		2017		2016		2015

Net asset value — Beginning of period	$6.060		$6.090		$6.270		$6.420		$6.620		$6.830

Income (Loss) From Operations

Net investment income(1)	$0.032		$0.090		$0.096		$0.062		$0.057		$0.065

Net realized and unrealized gain (loss)	0.118		0.027		(0.117)		(0.041)		(0.092)		(0.067)

Total income (loss) from operations	$0.150		$0.117		$(0.021)		$0.021		$(0.035)		$(0.002)

Less Distributions

From net investment income	$(0.070)		$(0.147)		$(0.159)		$(0.171)		$(0.165)		$(0.208)

Total distributions	$(0.070)		$(0.147)		$(0.159)		$(0.171)		$(0.165)		$(0.208)

Net asset value — End of period	$6.140		$6.060		$6.090		$6.270		$6.420		$6.620

Total Return(2)	2.49	%(3)(4)	1.95%		(0.33)%		0.32%		(0.54)%		(0.04)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$29,105		$29,940		$46,902		$62,647		$97,657		$116,220

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.92	%(4)(6)(7)	1.99	%(6)	1.94	%(8)	1.94	%(8)	1.95	%(8)	1.93	%(8)

Net investment income	1.05	%(7)	1.47%		1.55	%(8)	0.97	%(8)	0.87	%(8)	0.96	%(8)

Portfolio Turnover of the Portfolio	—		—		62	%(9)	12	%(9)	15	%(9)	33	%(9)

Portfolio Turnover of the Fund	72	%(3)	90%		1	%(10)	—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser reimbursed certain operating expenses (equal to 0.03% of average daily net assets for the six months ended April 30, 2020). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Includes interest expense, including on reverse repurchase agreements, of 0.07% and 0.07% for the six months ended April 30, 2020 and for the year ended October 31, 2019, respectively.

(7)	Annualized.

(8)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the period from October 8, 2018 through October 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Government Obligations Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on October 5, 2018 and which had the same investment objective and policies as the Fund during such period.

15	See Notes to Financial Statements.

Eaton Vance

Government Opportunities Fund

April 30, 2020

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019		2018		2017		2016		2015

Net asset value — Beginning of period	$6.060		$6.100		$6.280		$6.430		$6.620		$6.830

Income (Loss) From Operations

Net investment income(1)	$0.062		$0.149		$0.157		$0.125		$0.121		$0.131

Net realized and unrealized gain (loss)	0.128		0.019		(0.116)		(0.041)		(0.081)		(0.066)

Total income from operations	$0.190		$0.168		$0.041		$0.084		$0.040		$0.065

Less Distributions

From net investment income	$(0.100)		$(0.208)		$(0.221)		$(0.234)		$(0.230)		$(0.275)

Total distributions	$(0.100)		$(0.208)		$(0.221)		$(0.234)		$(0.230)		$(0.275)

Net asset value — End of period	$6.150		$6.060		$6.100		$6.280		$6.430		$6.620

Total Return(2)	3.17	%(3)(4)	2.80%		0.67%		1.32%		0.61%		0.96%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$127,843		$118,479		$96,457		$99,404		$93,592		$81,968

Ratios (as a percentage of average daily net assets):

Expenses(5)	0.92	%(4)(6)(7)	1.01	%(6)	0.94	%(8)	0.94	%(8)	0.94	%(8)	0.93	%(8)

Net investment income	2.05	%(7)	2.44%		2.54	%(8)	1.97	%(8)	1.86	%(8)	1.94	%(8)

Portfolio Turnover of the Portfolio	—		—		62	%(9)	12	%(9)	15	%(9)	33	%(9)

Portfolio Turnover of the Fund	72	%(3)	90%		1	%(10)	—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser reimbursed certain operating expenses (equal to 0.03% of average daily net assets for the six months ended April 30, 2020). Absent this reimbursement, total return would be lower.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Includes interest expense, including on reverse repurchase agreements, of 0.07% and 0.07% for the six months ended April 30, 2020 and for the year ended October 31, 2019, respectively.

(7)	Annualized.

(8)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(9)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(10)	For the period from October 8, 2018 through October 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Government Obligations Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on October 5, 2018 and which had the same investment objective and policies as the Fund during such period.

16	See Notes to Financial Statements.

Eaton Vance

Government Opportunities Fund

April 30, 2020

Financial Highlights — continued

	Class R

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019		2018		2017		2016		2015

Net asset value — Beginning of period	$6.040		$6.080		$6.260		$6.410		$6.600		$6.810

Income (Loss) From Operations

Net investment income(1)	$0.046		$0.118		$0.126		$0.092		$0.088		$0.097

Net realized and unrealized gain (loss)	0.129		0.019		(0.117)		(0.041)		(0.081)		(0.066)

Total income from operations	$0.175		$0.137		$0.009		$0.051		$0.007		$0.031

Less Distributions

From net investment income	$(0.085)		$(0.177)		$(0.189)		$(0.201)		$(0.197)		$(0.241)

Total distributions	$(0.085)		$(0.177)		$(0.189)		$(0.201)		$(0.197)		$(0.241)

Net asset value — End of period	$6.130		$6.040		$6.080		$6.260		$6.410		$6.600

Total Return(2)	2.92	%(3)(4)	2.46%		(0.00	)%(5)	0.81%		0.10%		0.45%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$42,311		$28,673		$26,376		$28,593		$30,908		$24,170

Ratios (as a percentage of average daily net assets):

Expenses(6)	1.41	%(4)(7)(8)	1.51	%(7)	1.44	%(9)	1.44	%(9)	1.44	%(9)	1.43	%(9)

Net investment income	1.53	%(8)	1.95%		2.04	%(9)	1.46	%(9)	1.36	%(9)	1.45	%(9)

Portfolio Turnover of the Portfolio	—		—		62	%(10)	12	%(10)	15	%(10)	33	%(10)

Portfolio Turnover of the Fund	72	%(3)	90%		1	%(11)	—		—		—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser reimbursed certain operating expenses (equal to 0.03% of average daily net assets for the six months ended April 30, 2020). Absent this reimbursement, total return would be lower.

(5)	Less than (0.005)%.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Includes interest expense, including on reverse repurchase agreements, of 0.07% and 0.07% for the six months ended April 30, 2020 and for the year ended October 31, 2019, respectively.

(8)	Annualized.

(9)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(10)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(11)	For the period from October 8, 2018 through October 31, 2018 when the Fund was making investments directly in securities.

References to Portfolio herein are to Government Obligations Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on October 5, 2018 and which had the same investment objective and policies as the Fund during such period.

17	See Notes to Financial Statements.

Eaton Vance

Government Opportunities Fund

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Government Opportunities Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high current return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

18

Eaton Vance

Government Opportunities Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

K  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. A forward purchase or sale commitment may be closed by entering into an offsetting commitment or delivery of securities. The Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.

L  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Fund may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a

19

Eaton Vance

Government Opportunities Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

secured borrowing. The Fund may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Fund may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.

M  Stripped Mortgage-Backed Securities — The Fund may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

N  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $58,681,031 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2019, $1,723,300 are short-term and $56,957,731 are long-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$395,632,656

Gross unrealized appreciation	$5,532,323

Gross unrealized depreciation	(13,710,485)

Net unrealized depreciation	$(8,178,162)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory and fee reduction agreements between the Fund and BMR, the fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million, 0.625% from $500 million but less than $1 billion, 0.600% from $1 billion but less than $1.5 billion, 0.5625% from $1.5 billion but less than $2 billion, 0.5000% from $2 billion but less than $2.5 billion and 0.4375% of average daily net assets of $2.5 billion or more, and is payable monthly. For the six months ended April 30, 2020, the Fund’s investment adviser fee amounted to $1,035,310 or 0.65% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

20

Eaton Vance

Government Opportunities Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

Effective March 1, 2020, EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses) exceed 1.05%, 1.80%, 0.80% and 1.30% of the Fund’s average daily net assets for Class A, Class C, Class I and Class R, respectively. This agreement may be changed or terminated after February 28, 2021. Pursuant to this agreement, EVM was allocated $40,885 of the Fund’s operating expenses for the six months ended April 30, 2020.

EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2020, EVM earned $25,040 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $910 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2020. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2020 amounted to $173,915 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2020, the Fund paid or accrued to EVD $108,803 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2020, the Fund paid or accrued to EVD $39,200 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2020 amounted to $36,268 and $39,200 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

Effective December 2, 2019, Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). A CDSC of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2020, the Fund was informed that EVD received less than $100 and approximately $1,500 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, and including maturities, paydowns and TBA transactions, for the six months ended April 30, 2020 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$1,176,491	$4,951,526

U.S. Government and Agency Securities	283,898,866	249,034,585

	$285,075,357	$253,986,111

21

Eaton Vance

Government Opportunities Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	2,674,046	2,781,963

Issued to shareholders electing to receive payments of distributions in Fund shares	309,591	625,805

Redemptions	(2,973,625)	(5,742,114)

Converted from Class B shares	—	62,077

Converted from Class C shares	558,013	3,376,341

Net increase	568,025	1,104,072

Class B	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019(1)

Sales	—	184

Issued to shareholders electing to receive payments of distributions in Fund shares	—	1,014

Redemptions	—	(19,571)

Converted to Class A shares	—	(62,091)

Net decrease	—	(80,464)

Class C	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	1,374,690	2,369,867

Issued to shareholders electing to receive payments of distributions in Fund shares	50,094	139,341

Redemptions	(1,070,673)	(1,881,781)

Converted to Class A shares	(558,549)	(3,381,466)

Net decrease	(204,438)	(2,754,039)

Class I	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	12,080,279	13,150,798

Issued to shareholders electing to receive payments of distributions in Fund shares	244,693	486,853

Redemptions	(11,071,370)	(9,907,425)

Net increase	1,253,602	3,730,226

22

Eaton Vance

Government Opportunities Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

Class R	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	3,289,372	1,903,538

Issued to shareholders electing to receive payments of distributions in Fund shares	69,377	126,038

Redemptions	(1,199,210)	(1,623,059)

Net increase	2,159,539	406,517

(1)	At the close of business on August 15, 2019, Class B shares were converted into Class A and Class B was terminated.

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2020 is included in the Portfolio of Investments. At April 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts and options on futures contracts to enhance total return, to change the overall duration of the Fund and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2020 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Futures contracts	$907,861	(1)	$—

Total	$907,861		$—

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2020 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Purchased options	$4,081,586	(1)	$—

Written options	$(2,338,681	)(2)	$—

Futures contracts	$4,947,323	(3)	$997,660	(4)

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions.

(2)	Statement of Operations location: Net realized gain (loss) – Written options.

(3)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(4)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

23

Eaton Vance

Government Opportunities Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

The average notional cost of futures contracts outstanding during the six months ended April 30, 2020, which is indicative of the volume of this derivative type, was approximately as follows:

Futures Contracts — Long	Futures Contracts — Short

$28,789,000	$4,494,000

The average number of purchased options contracts and written options contracts outstanding during the six months ended April 30, 2020, which is indicative of the volume of these derivative types, were 98 and 71 contracts, respectively.

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. Average borrowings and the average interest rate (excluding fees) for the six months ended April 30, 2020 were $1,511,538 and 2.50%, respectively.

10  Overdraft Advances

Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund’s assets to the extent of any overdraft. At April 30, 2020, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $273. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at April 30, 2020. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 13) at April 30, 2020. The Fund’s average overdraft advances during the six months ended April 30, 2020 were not significant.

11  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of April 30, 2020 were as follows:

Counterparty	Trade Date	Maturity Date	Interest Rate	Principal Amount	Value Including Accrued Interest	U.S. Government Agency Securities Pledged as Collateral

MUFG Securities Americas, Inc.	4/29/20	5/7/20	0.40%	$12,061,000	$12,061,134	$12,977,430

At April 30, 2020, the remaining contractual maturity of all reverse repurchase agreements was less than 30 days.

For the six months ended April 30, 2020, the average borrowings under settled reverse repurchase agreements and the average annual interest rate were $10,574,519 and 1.64%, respectively. The reverse repurchase agreements entered into by the Fund are subject to Master Repurchase Agreements (MRA), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. At April 30, 2020, the market value of securities pledged for the benefit of counterparties for reverse repurchase agreements exceeded the amount of borrowings for the counterparty. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at April 30, 2020. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 13) at April 30, 2020.

24

Eaton Vance

Government Opportunities Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

12  Investments in Affiliated Funds

At April 30, 2020, the value of the Fund’s investment in affiliated funds was $902,791, which represents 0.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$9,556	$171,393,149	$(170,497,564)	$(2,440)	$90	$902,791	$28,504	902,791

13  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Collateralized Mortgage Obligations	$—	$254,192,973	$—	$254,192,973

Mortgage Pass-Throughs	—	116,659,817	—	116,659,817

U.S. Government Guaranteed Small Business Administration Loans	—	4,963,787	—	4,963,787

Asset-Backed Securities	—	9,827,265	—	9,827,265

Short-Term Investments	—	902,791	—	902,791

Total Investments	$—	$386,546,633	$—	$386,546,633

Futures Contracts	$907,861	$—	$—	$907,861

Total	$907,861	$386,546,633	$—	$387,454,494

14  Risks and Uncertainties

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund’s investments.

25

Eaton Vance

Government Opportunities Fund

April 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

[1]

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

26

Eaton Vance

Government Opportunities Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process — Eaton Vance Government Opportunities Fund

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Government Opportunities Fund and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board specifically noted the Adviser’s experience in investing in collateralized mortgage obligations and mortgage-backed securities, including seasoned mortgage-backed securities, as well as the Adviser’s process for determining the extent to which the Fund will invest in

27

Eaton Vance

Government Opportunities Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

seasoned mortgage-backed securities instead of other government securities. The Board also noted the Adviser’s experience in investing in instruments other than government securities, including privately issued residential and commercial mortgage-backed securities, mortgage-related loans, asset-backed securities, non-US mortgage-related instruments and other income instruments. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution and other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time

28

Eaton Vance

Government Opportunities Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

29

Eaton Vance

Government Opportunities Fund

April 30, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7692     4.30.20

Eaton Vance

High Income Opportunities Fund

Semiannual Report

April 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2020

Eaton Vance

High Income Opportunities Fund

Eaton Vance

High Income Opportunities Fund

April 30, 2020

Performance1,2

Portfolio Managers Kelley G. Baccei, Stephen C. Concannon, CFA and Jeffrey D. Mueller

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	03/11/2004	08/19/1986	–7.67%	–5.12%	2.41%	5.53%
Class A with 4.75% Maximum Sales Charge	—	—	–12.07	–9.64	1.42	5.03

Class C at NAV	06/08/1994	08/19/1986	–7.80	–5.62	1.69	4.77
Class C with 1% Maximum Sales Charge	—	—	–8.70	–6.52	1.69	4.77

Class I at NAV	10/01/2009	08/19/1986	–7.53	–4.87	2.72	5.82

ICE BofA U.S. High Yield Index	—	—	–7.68%	–5.26%	3.19%	5.65%
ICE BofA U.S. High Yield Constrained Index	—	—	–7.69	–5.27	3.19	5.64

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				0.91%	1.67%	0.66%

Fund Profile4

Credit Quality (% of bonds, loans and commercial mortgage-backed securities)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

High Income Opportunities Fund

April 30, 2020

Endnotes and Additional Disclosures

[1]

ICE BofA U.S. High Yield Index is an unmanaged index of below-investment grade U.S. corporate bonds. ICE BofA U.S. High Yield Constrained Index is an unmanaged index of below- investment grade U.S. corporate bonds, with issuer exposure capped at 2%. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. For purposes of ratings restrictions, the average of Moody’s, S&P and Fitch is used. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective January 1, 2020, the ICE BofAML indices were rebranded as ICE BofA indices.

3

Eaton Vance

High Income Opportunities Fund

April 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 – April 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/19)	Ending Account Value (4/30/20)	Expenses Paid During Period* (11/1/19 – 4/30/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$923.30	$4.40	0.92%
Class C	$1,000.00	$922.00	$7.98	1.67%
Class I	$1,000.00	$924.70	$3.21	0.67%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.30	$4.62	0.92%
Class C	$1,000.00	$1,016.60	$8.37	1.67%
Class I	$1,000.00	$1,021.50	$3.37	0.67%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2019. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

High Income Opportunities Fund

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Investment in High Income Opportunities Portfolio, at value (identified cost, $781,164,188)	$733,713,460

Receivable for Fund shares sold	1,835,006

Total assets	$735,548,466

Liabilities

Payable for Fund shares redeemed	$3,888,916

Distributions payable	386,245

Payable to affiliates:

Distribution and service fees	79,976

Trustees’ fees	42

Accrued expenses	283,183

Total liabilities	$4,638,362

Net Assets	$730,910,104

Sources of Net Assets

Paid-in capital	$814,586,084

Accumulated loss	(83,675,980)

Total	$730,910,104

Class A Shares

Net Assets	$222,541,444

Shares Outstanding	56,278,989

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$3.95

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$4.15

Class C Shares

Net Assets	$43,004,066

Shares Outstanding	10,872,139

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$3.96

Class I Shares

Net Assets	$465,364,594

Shares Outstanding	117,538,761

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$3.96

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Interest and other income allocated from Portfolio	$23,734,417

Dividends allocated from Portfolio (net of foreign taxes, $81)	249,974

Expenses allocated from Portfolio	(2,119,711)

Total investment income from Portfolio	$21,864,680

Expenses

Distribution and service fees

Class A	$316,398

Class C	252,531

Trustees’ fees and expenses	250

Custodian fee	28,652

Transfer and dividend disbursing agent fees	502,748

Legal and accounting services	23,400

Printing and postage	70,620

Registration fees	48,706

Miscellaneous	8,012

Total expenses	$1,251,317

Net investment income	$20,613,363

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions	$(15,959,315)

Securities sold short	5,061

Foreign currency transactions	(26,032)

Forward foreign currency exchange contracts	1,108,500

Net realized loss	$(14,871,786)

Change in unrealized appreciation (depreciation) —

Investments	$(70,923,520)

Securities sold short	(9,017)

Foreign currency	(3,924)

Forward foreign currency exchange contracts	(200,509)

Net change in unrealized appreciation (depreciation)	$(71,136,970)

Net realized and unrealized loss	$(86,008,756)

Net decrease in net assets from operations	$(65,395,393)

6	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$20,613,363	$49,427,978

Net realized loss	(14,871,786)	(13,177,709)

Net change in unrealized appreciation (depreciation)	(71,136,970)	28,977,443

Net increase (decrease) in net assets from operations	$(65,395,393)	$65,227,712

Distributions to shareholders —

Class A	$(7,062,422)	$(15,346,891)

Class B	—	(40,883)

Class C	(1,209,537)	(3,115,735)

Class I	(15,266,030)	(33,212,248)

Total distributions to shareholders	$(23,537,989)	$(51,715,757)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$21,024,577	$48,746,646

Class B	—	863

Class C	3,510,472	6,567,210

Class I	114,803,260	182,195,169

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	5,833,653	12,587,804

Class B	—	37,158

Class C	1,062,606	2,753,565

Class I	14,131,575	30,729,634

Cost of shares redeemed

Class A	(49,614,749)	(113,508,177)

Class B	—	(166,838)

Class C	(9,588,326)	(21,529,861)

Class I	(156,203,174)	(285,736,940)

Net asset value of shares converted(1)

Class A	1,885,237	29,880,153

Class B	—	(1,501,049)

Class C	(1,885,237)	(28,379,104)

Net decrease in net assets from Fund share transactions	$(55,040,106)	$(137,323,767)

Net decrease in net assets	$(143,973,488)	$(123,811,812)

Net Assets

At beginning of period	$874,883,592	$998,695,404

At end of period	$730,910,104	$874,883,592

(1)	Includes the conversion of Class B to Class A shares at the close of business on October 15, 2019 upon the termination of Class B.

7	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2020

Financial Highlights

	Class A

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$4.400		$4.330	$4.560	$4.460	$4.400	$4.650

Income (Loss) From Operations

Net investment income(1)	$0.104		$0.227	$0.233	$0.239	$0.228	$0.237

Net realized and unrealized gain (loss)	(0.435)		0.081	(0.225)	0.099	0.082	(0.217)

Total income (loss) from operations	$(0.331)		$0.308	$0.008	$0.338	$0.310	$0.020

Less Distributions

From net investment income	$(0.119)		$(0.238)	$(0.238)	$(0.238)	$(0.250)	$(0.257)

Tax return of capital	—		—	—	—	—	(0.013)

Total distributions	$(0.119)		$(0.238)	$(0.238)	$(0.238)	$(0.250)	$(0.270)

Net asset value — End of period	$3.950		$4.400	$4.330	$4.560	$4.460	$4.400

Total Return(2)	(7.67	)%(3)	7.31%	0.17%	7.73%	7.35%	0.43%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$222,541		$269,795	$287,457	$375,201	$506,430	$338,952

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	0.92	%(6)	0.91%	0.87%	0.85%	0.86%	0.90%

Net investment income	4.87	%(6)	5.22%	5.24%	5.28%	5.23%	5.22%

Portfolio Turnover of the Portfolio	31	%(3)	32%	39%	42%	39%	38%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2020

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$4.400		$4.330	$4.560	$4.460	$4.400	$4.650

Income (Loss) From Operations

Net investment income(1)	$0.088		$0.195	$0.200	$0.205	$0.195	$0.204

Net realized and unrealized gain (loss)	(0.426)		0.080	(0.225)	0.099	0.081	(0.219)

Total income (loss) from operations	$(0.338)		$0.275	$(0.025)	$0.304	$0.276	$(0.015)

Less Distributions

From net investment income	$(0.102)		$(0.205)	$(0.205)	$(0.204)	$(0.216)	$(0.223)

Tax return of capital	—		—	—	—	—	(0.012)

Total distributions	$(0.102)		$(0.205)	$(0.205)	$(0.204)	$(0.216)	$(0.235)

Net asset value — End of period	$3.960		$4.400	$4.330	$4.560	$4.460	$4.400

Total Return(2)	(7.80	)%(3)	6.49%	(0.58)%	6.94%	6.54%	(0.34)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$43,004		$55,246	$95,312	$120,884	$136,908	$111,949

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.67	%(6)	1.67%	1.63%	1.60%	1.61%	1.65%

Net investment income	4.12	%(6)	4.50%	4.49%	4.52%	4.50%	4.49%

Portfolio Turnover of the Portfolio	31	%(3)	32%	39%	42%	39%	38%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2020

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$4.410		$4.340	$4.570	$4.470	$4.410	$4.660

Income (Loss) From Operations

Net investment income(1)	$0.109		$0.238	$0.245	$0.250	$0.238	$0.245

Net realized and unrealized gain (loss)	(0.435)		0.081	(0.226)	0.099	0.083	(0.213)

Total income (loss) from operations	$(0.326)		$0.319	$0.019	$0.349	$0.321	$0.032

Less Distributions

From net investment income	$(0.124)		$(0.249)	$(0.249)	$(0.249)	$(0.261)	$(0.268)

Tax return of capital	—		—	—	—	—	(0.014)

Total distributions	$(0.124)		$(0.249)	$(0.249)	$(0.249)	$(0.261)	$(0.282)

Net asset value — End of period	$3.960		$4.410	$4.340	$4.570	$4.470	$4.410

Total Return(2)	(7.53	)%(3)	7.57%	0.42%	7.98%	7.62%	0.70%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$465,365		$549,842	$614,306	$825,887	$839,724	$322,095

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	0.67	%(6)	0.66%	0.62%	0.59%	0.61%	0.65%

Net investment income	5.13	%(6)	5.47%	5.49%	5.51%	5.45%	5.42%

Portfolio Turnover of the Portfolio	31	%(3)	32%	39%	42%	39%	38%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

High Income Opportunities Fund

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance High Income Opportunities Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’ paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in High Income Opportunities Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objectives and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (83.1% at April 30, 2020). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain

11

Eaton Vance

High Income Opportunities Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $24,662,501 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2019, $6,307,651 are short-term and $18,354,850 are long-term.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2020, EVM earned $37,018 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $6,852 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2020. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2020 amounted to $316,398 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund paid pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2020, the Fund paid or accrued to EVD $189,398 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2020 amounted to $63,133 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class C shares are subject to a 1% CDSC if redeemed within 12 months of purchase. For the six months ended April 30, 2020, the Fund was informed that EVD received approximately $2,000 and $2,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2020, increases and decreases in the Fund’s investment in the Portfolio aggregated $37,515,050 and $116,437,631, respectively.

12

Eaton Vance

High Income Opportunities Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	4,933,148	11,204,031

Issued to shareholders electing to receive payments of distributions in Fund shares	1,379,977	2,890,924

Redemptions	(11,785,767)	(26,093,012)

Converted from Class B shares	—	343,869

Converted from Class C shares	461,330	6,599,765

Net decrease	(5,011,312)	(5,054,423)

Class B	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019(1)

Sales	—	200

Issued to shareholders electing to receive payments of distributions in Fund shares	—	8,593

Redemptions	—	(38,971)

Converted to Class A shares	—	(343,316)

Net decrease	—	(373,494)

Class C	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	848,268	1,505,234

Issued to shareholders electing to receive payments of distributions in Fund shares	251,078	634,701

Redemptions	(2,313,893)	(4,988,204)

Converted to Class A shares	(461,200)	(6,598,446)

Net decrease	(1,675,747)	(9,446,715)

Class I	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	27,968,405	41,865,771

Issued to shareholders electing to receive payments of distributions in Fund shares	3,338,179	7,052,357

Redemptions	(38,511,356)	(65,771,874)

Net decrease	(7,204,772)	(16,853,746)

(1)	At the close of business on October 15, 2019, Class B shares were converted into Class A and Class B was terminated.

13

Eaton Vance

High Income Opportunities Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

8  Risks and Uncertainties

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund’s investments.

14

High Income Opportunities Portfolio

April 30, 2020

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 86.0%
Security	Principal Amount* (000’s omitted)		Value

Aerospace — 2.5%

Boeing Co. (The), 5.805%, 5/1/50(1)		1,162	$1,162,000

Boeing Co. (The), 5.93%, 5/1/60(1)		1,162	1,162,000

Bombardier, Inc., 6.00%, 10/15/22(2)		3,852	2,913,075

Bombardier, Inc., 6.125%, 1/15/23(2)		1,016	731,723

Bombardier, Inc., 7.875%, 4/15/27(2)		2,143	1,401,093

F-Brasile SpA/F-Brasile US, LLC, 7.375%, 8/15/26(2)		943	650,670

Moog, Inc., 4.25%, 12/15/27(2)		1,596	1,506,225

Science Applications International Corp., 4.875%, 4/1/28(2)		597	587,454

Spirit AeroSystems, Inc., 7.50%, 4/15/25(2)		1,166	1,154,340

TransDigm UK Holdings PLC, 6.875%, 5/15/26		1,585	1,370,391

TransDigm, Inc., 5.50%, 11/15/27(2)		3,504	2,977,174

TransDigm, Inc., 6.25%, 3/15/26(2)		4,436	4,362,584

TransDigm, Inc., 6.50%, 5/15/25		440	396,088

TransDigm, Inc., 7.50%, 3/15/27		1,705	1,559,990

			$21,934,807

Air Transportation — 0.4%

Delta Air Lines, Inc., 7.00%, 5/1/25(2)		1,492	$1,530,744

Southwest Airlines Co., 4.75%, 5/4/23(1)		895	889,351

Southwest Airlines Co., 5.25%, 5/4/25(1)		745	742,910

			$3,163,005

Automotive & Auto Parts — 2.9%

Ford Motor Co., 8.50%, 4/21/23		3,716	$3,692,775

Ford Motor Co., 9.00%, 4/22/25		4,459	4,358,672

Ford Motor Co., 9.625%, 4/22/30		1,866	1,838,010

Ford Motor Credit Co., LLC, 2.645%, (3 mo. USD LIBOR + 1.27%), 3/28/22(3)		383	338,566

Ford Motor Credit Co., LLC, 2.927%, (3 mo. USD LIBOR + 1.24%), 2/15/23(3)		539	455,661

Ford Motor Credit Co., LLC, 3.087%, 1/9/23		538	483,528

Ford Motor Credit Co., LLC, 3.336%, 3/18/21		321	309,759

Ford Motor Credit Co., LLC, 3.339%, 3/28/22		859	798,964

Ford Motor Credit Co., LLC, 3.815%, 11/2/27		918	726,368

Ford Motor Credit Co., LLC, 4.25%, 9/20/22		778	722,801

Ford Motor Credit Co., LLC, 4.375%, 8/6/23		507	463,905

Ford Motor Credit Co., LLC, 5.584%, 3/18/24		403	381,843

Ford Motor Credit Co., LLC, 5.596%, 1/7/22		526	515,480

Navistar International Corp., 6.625%, 11/1/25(2)		2,385	2,058,016

Navistar International Corp., 9.50%, 5/1/25(2)		1,493	1,571,382

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 4.375%, 5/15/26(4)	EUR	2,308	2,358,498

Security	Principal Amount* (000’s omitted)		Value

Automotive & Auto Parts (continued)

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 8.50%, 5/15/27(2)		5,557	$4,735,398

			$25,809,626

Banking & Thrifts — 1.3%

CIT Group, Inc., 5.00%, 8/1/23		2,150	$2,115,493

CIT Group, Inc., 6.125%, 3/9/28		1,420	1,465,582

JPMorgan Chase & Co., 4.60% to 2/1/25(5)(6)		2,800	2,515,100

JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(5)(6)		4,805	5,161,891

			$11,258,066

Broadcasting — 3.4%

Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(2)		4,869	$3,723,324

iHeartCommunications, Inc., 6.375%, 5/1/26		171	161,998

iHeartCommunications, Inc., 8.375%, 5/1/27		2,601	2,184,319

Netflix, Inc., 4.875%, 4/15/28		640	684,627

Netflix, Inc., 4.875%, 6/15/30(2)		2,212	2,379,117

Netflix, Inc., 5.875%, 2/15/25		2,155	2,387,826

Netflix, Inc., 5.875%, 11/15/28		4,030	4,576,065

Nexstar Broadcasting, Inc., 5.625%, 7/15/27(2)		2,357	2,261,895

Scripps Escrow, Inc., 5.875%, 7/15/27(2)		1,917	1,628,779

Sinclair Television Group, Inc., 5.50%, 3/1/30(2)		1,765	1,473,157

Sirius XM Radio, Inc., 4.625%, 7/15/24(2)		2,963	3,036,482

Sirius XM Radio, Inc., 5.00%, 8/1/27(2)		2,980	3,061,652

TEGNA, Inc., 4.625%, 3/15/28(2)		1,012	911,761

TEGNA, Inc., 5.00%, 9/15/29(2)		1,777	1,594,125

			$30,065,127

Building Materials — 1.7%

Builders FirstSource, Inc., 5.00%, 3/1/30(2)		855	$737,694

Builders FirstSource, Inc., 6.75%, 6/1/27(2)		1,452	1,505,869

Core & Main Holdings, L.P., 8.625%, (8.625% Cash or 9.375% PIK), 9/15/24(2)(7)		2,082	1,993,099

Hillman Group, Inc. (The), 6.375%, 7/15/22(2)		1,488	1,133,930

Masonite International Corp., 5.375%, 2/1/28(2)		1,059	1,013,622

Standard Industries, Inc., 2.25%, 11/21/26(2)	EUR	3,990	3,766,258

Standard Industries, Inc., 5.50%, 2/15/23(2)		1,063	1,060,342

Standard Industries, Inc., 6.00%, 10/15/25(2)		3,880	4,020,650

			$15,231,464

Cable & Satellite TV — 5.3%

CCO Holdings, LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(2)		5,232	$5,282,750

15	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Cable & Satellite TV (continued)

CCO Holdings, LLC/CCO Holdings Capital Corp., 4.50%, 5/1/32(2)	1,270	$1,267,635

CCO Holdings, LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(2)	3,055	3,130,306

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(2)	1,895	1,960,662

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(2)	3,855	3,973,107

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 6/1/29(2)	1,113	1,179,402

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(2)	2,725	2,853,756

CSC Holdings, LLC, 5.25%, 6/1/24	385	402,363

CSC Holdings, LLC, 5.375%, 7/15/23(2)	970	985,956

CSC Holdings, LLC, 5.50%, 5/15/26(2)	4,205	4,376,564

CSC Holdings, LLC, 5.75%, 1/15/30(2)	6,001	6,258,068

CSC Holdings, LLC, 5.875%, 9/15/22	1,410	1,474,437

CSC Holdings, LLC, 6.50%, 2/1/29(2)	1,001	1,098,197

CSC Holdings, LLC, 7.50%, 4/1/28(2)	1,273	1,406,331

CSC Holdings, LLC, 10.875%, 10/15/25(2)	3,862	4,192,780

DISH DBS Corp., 5.875%, 11/15/24	420	406,157

DISH DBS Corp., 7.75%, 7/1/26	1,526	1,510,206

Virgin Media Secured Finance PLC, 5.50%, 8/15/26(2)	1,446	1,500,876

Ziggo B.V., 4.875%, 1/15/30(2)	886	880,773

Ziggo B.V., 5.50%, 1/15/27(2)	2,440	2,493,314

		$46,633,640

Capital Goods — 0.4%

BWX Technologies, Inc., 5.375%, 7/15/26(2)	2,875	$2,956,506

Colfax Corp., 6.00%, 2/15/24(2)	880	897,776

		$3,854,282

Chemicals — 1.0%

Compass Minerals International, Inc., 6.75%, 12/1/27(2)	1,716	$1,706,820

GCP Applied Technologies, Inc., 5.50%, 4/15/26(2)	739	716,534

Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(2)	3,407	3,226,770

SPCM S.A., 4.875%, 9/15/25(2)	1,185	1,204,256

Valvoline, Inc., 4.25%, 2/15/30(2)	1,326	1,295,767

Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(2)	927	645,424

		$8,795,571

Consumer Products — 0.6%

Energizer Holdings, Inc., 6.375%, 7/15/26(2)	377	$389,592

Security	Principal Amount* (000’s omitted)		Value

Consumer Products (continued)

Prestige Brands, Inc., 5.125%, 1/15/28(2)		605	$615,739

Spectrum Brands, Inc., 5.00%, 10/1/29(2)		712	685,015

Spectrum Brands, Inc., 5.75%, 7/15/25		3,275	3,287,281

			$4,977,627

Containers — 1.9%

ARD Finance S.A., 5.00%, (5.00% Cash or 5.75% PIK), 6/30/27(4)(7)	EUR	5,629	$5,606,306

ARD Finance S.A., 6.50%, (6.50% Cash or 7.25% PIK), 6/30/27(2)(7)		410	382,469

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 9/15/22(2)		830	839,587

Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		1,415	1,427,947

Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		1,695	1,753,647

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(2)		260	262,652

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(2)		2,078	2,095,455

Silgan Holdings, Inc., 2.25%, 6/1/28(4)	EUR	1,503	1,601,768

Trivium Packaging Finance B.V., 5.50%, 8/15/26(2)		1,429	1,471,441

Trivium Packaging Finance B.V., 8.50%, 8/15/27(2)		1,574	1,652,149

			$17,093,421

Diversified Financial Services — 2.2%

AG Issuer, LLC, 6.25%, 3/1/28(2)		1,871	$1,664,105

Cargo Aircraft Management, Inc., 4.75%, 2/1/28(2)		1,198	1,126,120

DAE Funding, LLC, 4.50%, 8/1/22(2)		2,430	2,177,888

DAE Funding, LLC, 5.00%, 8/1/24(2)		3,046	2,714,747

HAT Holdings I, LLC/HAT Holdings II, LLC, 6.00%, 4/15/25(2)		1,134	1,136,835

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 5.25%, 5/15/27		2,726	2,606,765

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22		2,576	2,613,223

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 5/15/26		2,993	2,955,049

MSCI, Inc., 3.625%, 9/1/30(2)		867	881,912

MSCI, Inc., 5.75%, 8/15/25(2)		1,275	1,339,834

			$19,216,478

Diversified Media — 0.7%

Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(2)		2,273	$2,146,280

16	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Diversified Media (continued)

Terrier Media Buyer, Inc., 8.875%, 12/15/27(2)	4,963	$4,125,494

		$6,271,774

Energy — 9.3%

Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(2)	2,542	$1,897,095

Apache Corp., 3.25%, 4/15/22	459	413,424

Apache Corp., 3.625%, 2/1/21	139	132,074

Apache Corp., 4.25%, 1/15/30	1,336	1,032,137

Apache Corp., 4.375%, 10/15/28	770	613,109

Apache Corp., 4.75%, 4/15/43	226	154,932

Apache Corp., 5.25%, 2/1/42	189	130,353

Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(2)	1,272	955,590

Ascent Resources Utica Holdings, LLC/ARU Finance Corp., 7.00%, 11/1/26(2)	4,113	2,414,742

Berry Petroleum Co., LLC, 7.00%, 2/15/26(2)	1,610	784,231

Buckeye Partners, L.P., 4.50%, 3/1/28(2)	1,537	1,392,906

Centennial Resource Production, LLC, 5.375%, 1/15/26(2)	1,460	448,366

Centennial Resource Production, LLC, 6.875%, 4/1/27(2)	3,731	1,140,940

Cheniere Energy Partners, L.P., 4.50%, 10/1/29(2)	2,876	2,666,483

Cheniere Energy Partners, L.P., 5.25%, 10/1/25	600	576,480

Cheniere Energy Partners, L.P., 5.625%, 10/1/26	2,670	2,564,001

Crestwood Midstream Partners, L.P./Crestwood Midstream Finance Corp., 5.625%, 5/1/27(2)	1,957	1,284,379

CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(2)	6,527	5,328,382

CVR Energy, Inc., 5.75%, 2/15/28(2)	2,152	1,832,988

Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(2)	2,250	2,004,300

Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(2)	3,005	2,628,323

Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(5)(6)	1,630	1,143,844

EnLink Midstream, LLC, 5.375%, 6/1/29	1,207	755,341

EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 5/15/26(2)(9)	1,689	202,680

Extraction Oil & Gas, Inc., 5.625%, 2/1/26(2)	4,036	694,596

Extraction Oil & Gas, Inc., 7.375%, 5/15/24(2)	1,512	248,664

Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(2)	5,592	3,802,560

Hilcorp Energy I, L.P./Hilcorp Finance Co., 6.25%, 11/1/28(2)	3,720	1,951,512

Laredo Petroleum, Inc., 9.50%, 1/15/25	694	297,136

Laredo Petroleum, Inc., 10.125%, 1/15/28	1,045	432,243

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)

Matador Resources Co., 5.875%, 9/15/26	4,065	$2,017,053

MEG Energy Corp., 7.125%, 2/1/27(2)	1,728	1,203,120

Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(2)	4,310	1,474,451

Nabors Industries, Ltd., 7.25%, 1/15/26(2)	1,037	400,541

Nabors Industries, Ltd., 7.50%, 1/15/28(2)	1,118	454,187

Neptune Energy Bondco PLC, 6.625%, 5/15/25(2)	5,811	3,900,634

Nine Energy Service, Inc., 8.75%, 11/1/23(2)	1,057	210,766

Occidental Petroleum Corp., 2.60%, 4/15/22	412	364,620

Occidental Petroleum Corp., 2.70%, 8/15/22	497	434,875

Occidental Petroleum Corp., 2.90%, 8/15/24	147	112,411

Occidental Petroleum Corp., 3.125%, 2/15/22	24	21,965

Occidental Petroleum Corp., 3.142%, (3 mo. USD LIBOR + 1.45%), 8/15/22(3)	384	299,766

Occidental Petroleum Corp., 3.45%, 7/15/24	370	260,850

Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(2)	2,315	2,054,099

Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(2)	2,625	2,372,212

Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(2)	2,055	1,766,581

PBF Holding Co., LLC/PBF Finance Corp., 6.00%, 2/15/28(2)	3,049	2,189,639

PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	3,547	2,740,767

Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(5)(6)	4,120	2,768,949

Precision Drilling Corp., 6.50%, 12/15/21	86	66,005

Precision Drilling Corp., 7.125%, 1/15/26(2)	1,095	445,775

Precision Drilling Corp., 7.75%, 12/15/23	407	182,051

Seven Generations Energy, Ltd., 5.375%, 9/30/25(2)	3,860	3,102,475

Seven Generations Energy, Ltd., 6.875%, 6/30/23(2)	1,890	1,722,357

Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(2)	4,056	1,277,640

SM Energy Co., 5.00%, 1/15/24	98	31,625

SM Energy Co., 5.625%, 6/1/25	2,741	787,489

SM Energy Co., 6.625%, 1/15/27	1,108	298,274

SM Energy Co., 6.75%, 9/15/26	3,773	1,054,931

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 5.875%, 4/15/26	2,105	1,878,081

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27	1,087	985,094

Tervita Corp., 7.625%, 12/1/21(2)	2,135	1,421,163

Transocean Guardian, Ltd., 5.875%, 1/15/24(2)	1,883	1,468,681

Transocean Poseidon, Ltd., 6.875%, 2/1/27(2)	556	444,800

Transocean, Inc., 7.50%, 1/15/26(2)	1,247	486,330

Western Midstream Operating, L.P., 4.05%, 2/1/30	1,278	1,172,565

Western Midstream Operating, L.P., 4.50%, 3/1/28	224	198,520

		$81,995,153

17	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Entertainment & Film — 0.7%

AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	723	$166,290

AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	3,500	848,750

AMC Entertainment Holdings, Inc., 10.50%, 4/15/25(2)	1,966	1,749,740

Cinemark USA, Inc., 4.875%, 6/1/23	1,945	1,645,956

Live Nation Entertainment, Inc., 4.75%, 10/15/27(2)	1,759	1,512,107

		$5,922,843

Environmental — 1.3%

Clean Harbors, Inc., 4.875%, 7/15/27(2)	1,029	$1,071,164

Clean Harbors, Inc., 5.125%, 7/15/29(2)	617	632,178

Covanta Holding Corp., 5.875%, 3/1/24	2,230	2,207,254

Covanta Holding Corp., 5.875%, 7/1/25	2,225	2,168,930

GFL Environmental, Inc., 7.00%, 6/1/26(2)	1,671	1,751,542

GFL Environmental, Inc., 8.50%, 5/1/27(2)	3,025	3,314,916

Waste Pro USA, Inc., 5.50%, 2/15/26(2)	359	357,492

		$11,503,476

Food & Drug Retail — 0.7%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 4.875%, 2/15/30(2)	1,744	$1,778,880

Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 5.875%, 2/15/28(2)	1,807	1,896,175

Murphy Oil USA, Inc., 4.75%, 9/15/29	1,277	1,320,865

Murphy Oil USA, Inc., 5.625%, 5/1/27	1,190	1,233,614

		$6,229,534

Food, Beverage & Tobacco — 1.9%

Central Garden & Pet Co., 5.125%, 2/1/28	1,851	$1,882,652

Central Garden & Pet Co., 6.125%, 11/15/23	970	986,781

JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(2)	2,898	2,947,701

Kraft Heinz Foods Co., 4.375%, 6/1/46	5,079	4,846,042

Performance Food Group, Inc., 5.50%, 10/15/27(2)	1,612	1,541,588

Performance Food Group, Inc., 6.875%, 5/1/25(2)	890	910,025

Post Holdings, Inc., 5.00%, 8/15/26(2)	1,507	1,508,356

US Foods, Inc., 5.875%, 6/15/24(2)	2,481	2,376,054

		$16,999,199

Gaming — 3.3%

Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(2)	3,679	$2,912,113

Eldorado Resorts, Inc., 6.00%, 4/1/25	1,756	1,694,891

Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(2)	3,355	2,842,692

Security	Principal Amount* (000’s omitted)		Value

Gaming (continued)

Golden Nugget, Inc., 6.75%, 10/15/24(2)		2,736	$2,151,180

Golden Nugget, Inc., 8.75%, 10/1/25(2)		586	331,823

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24		2,890	2,948,985

MGM Resorts International, 7.75%, 3/15/22		2,585	2,640,939

Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(2)		3,323	3,431,496

VICI Properties, L.P./VICI Note Co., Inc., 3.75%, 2/15/27(2)		1,859	1,737,607

VICI Properties, L.P./VICI Note Co., Inc., 4.125%, 8/15/30(2)		1,859	1,700,427

VICI Properties, L.P./VICI Note Co., Inc., 4.25%, 12/1/26(2)		2,822	2,650,394

VICI Properties, L.P./VICI Note Co., Inc., 4.625%, 12/1/29(2)		2,688	2,495,539

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(2)		1,628	1,396,051

			$28,934,137

Healthcare — 12.0%

Bausch Health Americas, Inc., 8.50%, 1/31/27(2)		5,152	$5,703,522

Bausch Health Americas, Inc., 9.25%, 4/1/26(2)		1,420	1,569,100

Bausch Health Cos., Inc., 5.25%, 1/30/30(2)		3,537	3,519,315

Bausch Health Cos., Inc., 5.75%, 8/15/27(2)		760	804,992

Bausch Health Cos., Inc., 5.875%, 5/15/23(2)		127	126,244

Bausch Health Cos., Inc., 6.50%, 3/15/22(2)		2,855	2,918,667

Bausch Health Cos., Inc., 7.00%, 3/15/24(2)		2,626	2,738,629

Bausch Health Cos., Inc., 7.25%, 5/30/29(2)		1,015	1,087,857

Bausch Health Cos., Inc., 9.00%, 12/15/25(2)		3,615	3,960,233

Catalent Pharma Solutions, Inc., 2.375%, 3/1/28(4)	EUR	1,895	1,943,045

Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(2)		2,340	2,391,714

Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(2)		689	705,984

Centene Corp., 3.375%, 2/15/30(2)		2,564	2,594,383

Centene Corp., 4.25%, 12/15/27(2)		1,716	1,803,344

Centene Corp., 4.625%, 12/15/29(2)		3,002	3,301,149

Centene Corp., 4.75%, 1/15/25		5,365	5,518,171

Centene Corp., 5.375%, 6/1/26(2)		5,880	6,257,555

Centene Corp., 5.375%, 8/15/26(2)		3,622	3,891,839

Change Healthcare Holdings, LLC/Change Healthcare Finance, Inc., 5.75%, 3/1/25(2)		799	786,152

Charles River Laboratories International, Inc., 4.25%, 5/1/28(2)		853	864,430

Charles River Laboratories International, Inc., 5.50%, 4/1/26(2)		1,175	1,215,185

Encompass Health Corp., 4.50%, 2/1/28		900	905,895

Encompass Health Corp., 4.75%, 2/1/30		1,070	1,075,115

18	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)		Value

Healthcare (continued)

Grifols S.A., 2.25%, 11/15/27(4)	EUR	2,430	$2,609,656

HCA, Inc., 3.50%, 9/1/30		2,596	2,480,726

HCA, Inc., 5.00%, 3/15/24		1,435	1,569,177

HCA, Inc., 5.25%, 6/15/26		2,196	2,451,826

HCA, Inc., 5.375%, 9/1/26		3,410	3,712,808

HCA, Inc., 5.625%, 9/1/28		2,205	2,453,459

HCA, Inc., 5.875%, 2/15/26		5,010	5,586,150

HCA, Inc., 5.875%, 2/1/29		2,038	2,341,560

Hologic, Inc., 4.375%, 10/15/25(2)		1,405	1,418,769

IQVIA, Inc., 5.00%, 5/15/27(2)		1,076	1,111,497

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(2)		3,998	4,072,963

LifePoint Health, Inc., 6.75%, 4/15/25(2)		1,143	1,180,605

MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(2)		9,388	8,425,448

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(2)		4,068	4,378,388

Team Health Holdings, Inc., 6.375%, 2/1/25(2)		1,394	776,597

Teleflex, Inc., 4.625%, 11/15/27		2,310	2,378,492

Tenet Healthcare Corp., 4.625%, 9/1/24(2)		476	468,860

Tenet Healthcare Corp., 5.125%, 11/1/27(2)		2,855	2,828,306

			$105,927,807

Homebuilders & Real Estate — 2.6%

Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 5.75%, 5/15/26(2)		2,962	$2,383,522

Consus Real Estate AG, 9.625%, 5/15/24(4)	EUR	2,663	2,698,372

Ellaktor Value PLC, 6.375%, 12/15/24(4)	EUR	3,038	2,166,604

ESH Hospitality, Inc., 4.625%, 10/1/27(2)		2,403	2,180,723

ESH Hospitality, Inc., 5.25%, 5/1/25(2)		1,260	1,190,952

Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(2)		1,749	1,703,089

M/I Homes, Inc., 4.95%, 2/1/28(2)		772	680,325

RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23		1,838	1,722,757

Shea Homes, L.P./Shea Homes Funding Corp., 4.75%, 2/15/28(2)		2,382	2,068,648

Taylor Morrison Communities, Inc., 5.75%, 1/15/28(2)		1,071	976,859

Taylor Morrison Communities, Inc., 5.875%, 6/15/27(2)		1,493	1,382,219

TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24		119	116,311

Vivion Investments S.a.r.l., 3.50%, 11/1/25(4)	EUR	400	394,922

Vivion Investments S.a.r.l., 3.00%, 8/8/24(4)	EUR	3,700	3,615,201

			$23,280,504

Security	Principal Amount* (000’s omitted)	Value

Hotels — 0.3%

Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	1,430	$1,398,433

Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(2)	1,147	1,167,072

		$2,565,505

Insurance — 1.5%

Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(2)	5,118	$5,129,515

AmWINS Group, Inc., 7.75%, 7/1/26(2)	1,299	1,347,193

GTCR AP Finance, Inc., 8.00%, 5/15/27(2)	883	831,874

Hub International, Ltd., 7.00%, 5/1/26(2)	3,723	3,696,008

USI, Inc., 6.875%, 5/1/25(2)	1,774	1,789,523

		$12,794,113

Leisure — 1.3%

Carnival Corp., 11.50%, 4/1/23(2)	2,440	$2,555,135

Merlin Entertainments, Ltd., 5.75%, 6/15/26(2)	2,177	2,072,722

NCL Corp, Ltd., 3.625%, 12/15/24(2)	1,755	1,138,556

Vail Resorts, Inc., 6.25%, 5/15/25(1)(2)	288	298,800

Viking Cruises, Ltd., 5.875%, 9/15/27(2)	6,132	4,202,443

Viking Cruises, Ltd., 6.25%, 5/15/25(2)	1,820	1,228,136

		$11,495,792

Metals & Mining — 2.7%

Arconic Corp., 6.125%, 2/15/28(2)	2,096	$2,007,549

Cleveland-Cliffs, Inc., 6.75%, 3/15/26(2)	2,950	2,587,740

Cleveland-Cliffs, Inc., 9.875%, 10/17/25(2)	701	695,743

Constellium SE, 5.875%, 2/15/26(2)	1,392	1,341,610

Eldorado Gold Corp., 9.50%, 6/1/24(2)	992	1,058,762

First Quantum Minerals, Ltd., 6.875%, 3/1/26(2)	1,198	1,056,217

First Quantum Minerals, Ltd., 7.50%, 4/1/25(2)	2,736	2,428,747

Freeport-McMoRan, Inc., 4.55%, 11/14/24	1,685	1,695,868

Freeport-McMoRan, Inc., 5.45%, 3/15/43	2,526	2,341,223

Howmet Aerospace, Inc., 6.875%, 5/1/25	2,637	2,699,428

New Gold, Inc., 6.375%, 5/15/25(2)	1,869	1,807,884

Novelis Corp., 4.75%, 1/30/30(2)	2,115	1,892,290

Novelis Corp., 5.875%, 9/30/26(2)	2,118	2,069,921

		$23,682,982

Paper — 0.3%

Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(2)	2,611	$2,751,341

		$2,751,341

19	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Railroad — 0.9%

Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(2)	7,710	$7,515,708

		$7,515,708

Restaurant — 0.4%

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(2)	860	$864,205

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.375%, 1/15/28(2)	1,721	1,672,124

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.75%, 4/15/25(2)	581	614,407

Yum! Brands, Inc., 7.75%, 4/1/25(2)	476	520,090

		$3,670,826

Services — 2.0%

Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(2)	601	$620,713

Allied Universal Holdco, LLC/Allied Universal Finance Corp., 9.75%, 7/15/27(2)	1,870	1,899,546

Booz Allen Hamilton, Inc., 5.125%, 5/1/25(2)	735	733,015

GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7. 125%, 7/31/26(2)	2,936	2,818,560

IAA, Inc., 5.50%, 6/15/27(2)	423	424,036

Korn Ferry, 4.625%, 12/15/27(2)	599	565,756

Maxim Crane Works Holdings Capital, LLC, 10.125%, 8/1/24(2)	35	33,187

Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(2)	3,000	3,036,900

Sabre GLBL, Inc., 9.25%, 4/15/25(2)	760	806,550

ServiceMaster Co., LLC (The), 7.45%, 8/15/27	5,185	5,595,393

TMS International Holding Corp., 7.25%, 8/15/25(2)	1,249	941,184

Univar Solutions USA, Inc., 5.125%, 12/1/27(2)	611	609,259

		$18,084,099

Steel — 1.2%

Allegheny Ludlum, LLC, 6.95%, 12/15/25	1,821	$1,652,193

Allegheny Technologies, Inc., 5.875%, 12/1/27	2,632	2,191,140

Allegheny Technologies, Inc., 7.875%, 8/15/23	3,655	3,370,239

Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(2)	4,211	3,610,091

		$10,823,663

Super Retail — 1.6%

Asbury Automotive Group, Inc., 4.50%, 3/1/28(2)	228	$192,877

Asbury Automotive Group, Inc., 4.75%, 3/1/30(2)	319	269,268

Burlington Coat Factory Warehouse Corp., 6.25%, 4/15/25(2)	1,576	1,607,520

Security	Principal Amount* (000’s omitted)		Value

Super Retail (continued)

L Brands, Inc., 6.75%, 7/1/36		381	$276,796

L Brands, Inc., 6.875%, 11/1/35		2,242	1,660,986

L Brands, Inc., 7.60%, 7/15/37		426	255,004

Nordstrom, Inc., 8.75%, 5/15/25(2)		620	665,844

PVH Corp., 7.75%, 11/15/23		3,385	3,660,891

Sonic Automotive, Inc., 6.125%, 3/15/27		4,675	4,053,692

William Carter Co. (The), 5.625%, 3/15/27(2)		1,510	1,539,535

			$14,182,413

Technology — 4.1%

Alliance Data Systems Corp., 4.75%, 12/15/24(2)		1,804	$1,346,235

CDK Global, Inc., 5.25%, 5/15/29(2)		984	1,006,779

Dell International, LLC/EMC Corp., 5.85%, 7/15/25(2)		790	863,174

Dell International, LLC/EMC Corp., 6.10%, 7/15/27(2)		1,588	1,740,473

Dell International, LLC/EMC Corp., 6.20%, 7/15/30(2)		794	881,459

Dell International, LLC/EMC Corp., 7.125%, 6/15/24(2)		4,834	5,024,218

EIG Investors Corp., 10.875%, 2/1/24		4,750	4,119,675

Entegris, Inc., 4.375%, 4/15/28(2)		1,481	1,490,256

Entegris, Inc., 4.625%, 2/10/26(2)		1,137	1,145,073

Expedia Group, Inc., 6.25%, 5/1/25(1)(2)		748	763,990

Expedia Group, Inc., 7.00%, 5/1/25(1)(2)		373	380,331

Go Daddy Operating Co., LLC/GD Finance Co., Inc., 5.25%, 12/1/27(2)		2,305	2,379,106

MTS Systems Corp., 5.75%, 8/15/27(2)		667	623,378

Open Text Corp., 3.875%, 2/15/28(2)		1,693	1,658,611

Open Text Holdings, Inc., 4.125%, 2/15/30(2)		1,481	1,447,529

Presidio Holdings, Inc., 4.875%, 2/1/27(2)		591	580,835

Presidio Holdings, Inc., 8.25%, 2/1/28(2)		1,677	1,665,345

PTC, Inc., 3.625%, 2/15/25(2)		840	832,230

PTC, Inc., 4.00%, 2/15/28(2)		845	833,381

Riverbed Technology, Inc., 8.875%, 3/1/23(2)		4,024	2,474,760

Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(2)		3,286	3,408,075

SS&C Technologies, Inc., 5.50%, 9/30/27(2)		961	989,542

Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(2)		562	550,114

			$36,204,569

Telecommunications — 8.8%

Altice Financing S.A., 2.25%, 1/15/25(4)	EUR	2,933	$3,019,190

Altice Financing S.A., 7.50%, 5/15/26(2)		1,705	1,789,653

Altice Finco S.A., 4.75%, 1/15/28(4)	EUR	1,369	1,286,467

Altice France Holding S.A., 6.00%, 2/15/28(2)		1,430	1,315,600

Altice France Holding S.A., 10.50%, 5/15/27(2)		1,614	1,747,316

Altice France S.A., 5.50%, 1/15/28(2)		1,478	1,499,505

20	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

Altice France S.A., 7.375%, 5/1/26(2)	3,518	$3,692,669

Altice France S.A., 8.125%, 2/1/27(2)	4,715	5,127,091

CenturyLink, Inc., 6.75%, 12/1/23	1,804	1,893,839

CenturyLink, Inc., 7.50%, 4/1/24	359	391,382

Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(2)	4,539	4,349,043

Digicel, Ltd., 6.00%, 4/15/21(2)	3,580	2,183,836

Frontier California, Inc., 6.75%, 5/15/27(9)	895	816,151

Hughes Satellite Systems Corp., 5.25%, 8/1/26	2,793	2,966,445

Intelsat Jackson Holdings S.A., 5.50%, 8/1/23(9)	785	430,435

Intelsat Jackson Holdings S.A., 8.50%, 10/15/24(2)(9)	2,586	1,513,327

LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(2)	1,337	1,383,327

Level 3 Financing, Inc., 5.25%, 3/15/26	2,180	2,244,637

Level 3 Financing, Inc., 5.375%, 1/15/24	2,215	2,247,782

SBA Communications Corp., 4.00%, 10/1/22	2,295	2,321,507

SBA Communications Corp., 4.875%, 9/1/24	1,385	1,443,225

Sprint Capital Corp., 6.875%, 11/15/28	1,260	1,523,340

Sprint Corp., 7.125%, 6/15/24	2,270	2,559,879

Sprint Corp., 7.25%, 9/15/21	2,545	2,680,649

Sprint Corp., 7.625%, 2/15/25	3,285	3,815,035

Sprint Corp., 7.625%, 3/1/26	2,179	2,585,928

Sprint Corp., 7.875%, 9/15/23	5,496	6,210,480

T-Mobile USA, Inc., 4.75%, 2/1/28	1,095	1,154,864

T-Mobile USA, Inc., 6.375%, 3/1/25	1,225	1,263,526

T-Mobile USA, Inc., 6.50%, 1/15/26	6,587	6,979,915

Telecom Italia Capital S.A., 6.00%, 9/30/34	882	918,779

Telecom Italia SpA, 5.303%, 5/30/24(2)	1,080	1,129,939

ViaSat, Inc., 5.625%, 4/15/27(2)	1,494	1,478,537

Zayo Group Holdings, Inc., 6.125%, 3/1/28(2)	1,782	1,687,946

		$77,651,244

Transport Excluding Air & Rail — 0.5%

XPO Logistics, Inc., 6.125%, 9/1/23(2)	1,310	$1,333,187

XPO Logistics, Inc., 6.50%, 6/15/22(2)	3,203	3,230,065

		$4,563,252

Utility — 4.3%

AES Corp. (The), 4.00%, 3/15/21	1,293	$1,297,073

AES Corp. (The), 5.125%, 9/1/27	968	1,013,641

AES Corp. (The), 5.50%, 4/15/25	263	271,219

AES Corp. (The), 6.00%, 5/15/26	5,810	6,102,533

Calpine Corp., 4.50%, 2/15/28(2)	1,810	1,760,678

Calpine Corp., 5.125%, 3/15/28(2)	2,554	2,506,112

Security	Principal Amount* (000’s omitted)	Value

Utility (continued)

Calpine Corp., 5.75%, 1/15/25	3,006	$3,009,637

Drax Finco PLC, 6.625%, 11/1/25(2)	1,493	1,530,624

Ferrellgas, L.P./Ferrellgas Finance Corp., 10.00%, 4/15/25(2)	1,906	2,023,981

NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(2)	1,485	1,514,997

NextEra Energy Operating Partners, L.P., 4.50%, 9/15/27(2)	1,602	1,653,344

NRG Energy, Inc., 5.25%, 6/15/29(2)	1,247	1,341,647

NRG Energy, Inc., 7.25%, 5/15/26	2,324	2,509,107

TerraForm Power Operating, LLC, 4.25%, 1/31/23(2)	1,410	1,453,358

TerraForm Power Operating, LLC, 5.00%, 1/31/28(2)	2,981	3,141,050

Vistra Energy Corp., 8.125%, 1/30/26(2)	3,735	3,935,756

Vistra Operations Co., LLC, 4.30%, 7/15/29(2)	373	371,433

Vistra Operations Co., LLC, 5.00%, 7/31/27(2)	2,344	2,401,545

		$37,837,735

Total Corporate Bonds & Notes (identified cost $828,861,446)		$758,920,783

Senior Floating-Rate Loans — 5.8%(10)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Building Materials — 0.1%

Hillman Group, Inc. (The), Term Loan, 5.07%, (6 mo. USD LIBOR + 4.00%), Maturing 5/31/25	$1,196	$1,024,676

		$1,024,676

Capital Goods — 0.1%

Welbilt, Inc., Term Loan, Maturing 10/23/25(11)	$1,321	$1,083,317

		$1,083,317

Food, Beverage & Tobacco — 0.5%

BellRing Brands, LLC, Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing 10/21/24	$921	$912,553

HLF Financing S.a.r.l., Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing 8/18/25	3,713	3,502,712

		$4,415,265

Gaming — 1.1%

Golden Nugget, LLC, Term Loan, Maturing 10/4/23(11)	$337	$347,110

Lago Resort & Casino, LLC, Term Loan, 10.57%, (6 mo. USD LIBOR + 9.50%), Maturing 3/7/22	949	830,557

21	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Gaming (continued)

Peninsula Pacific Entertainment, LLC, Term Loan, 8.32%, (6 mo. USD LIBOR + 7.25%), Maturing 11/13/24	$2,057	$1,799,875

Playtika Holding Corp., Term Loan, 7.07%, (6 mo. USD LIBOR + 6.00%), Maturing 12/10/24	5,381	5,340,531

Spectacle Gary Holdings, LLC, Term Loan, 11.00%, (3 mo. USD LIBOR + 9.00%, Floor 2.00%), Maturing 12/23/25	1,529	1,338,041

Spectacle Gary Holdings, LLC, Term Loan, 11.00%, Maturing 12/23/25(12)	111	96,959

		$9,753,073

Healthcare — 0.5%

Envision Healthcare Corporation, Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing 10/10/25	$1,785	$1,254,067

National Mentor Holdings, Inc., Term Loan, 4.96%, (USD LIBOR + 4.25%), Maturing 3/9/26(13)	1,292	1,233,756

National Mentor Holdings, Inc., Term Loan, 5.71%, (3 mo. USD LIBOR + 4.25%), Maturing 3/9/26	59	56,032

RegionalCare Hospital Partners Holdings, Inc., Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing 11/17/25	2,089	1,942,411

		$4,486,266

Insurance — 1.7%

Asurion, LLC, Term Loan - Second Lien, 6.90%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	$12,510	$12,066,933

Sedgwick Claims Management Services, Inc., Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing 12/31/25	3,383	3,126,054

		$15,192,987

Metals & Mining — 0.2%

GrafTech Finance, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing 2/12/25	$2,268	$2,064,107

		$2,064,107

Services — 0.3%

AlixPartners, LLP, Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing 4/4/24	$2,355	$2,280,485

		$2,280,485

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Steel — 0.3%

Big River Steel, LLC, Term Loan, 6.45%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$2,642	$2,369,218

		$2,369,218

Super Retail — 0.4%

PetSmart, Inc., Term Loan, 5.00%, (6 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing 3/11/22	$3,798	$3,695,314

		$3,695,314

Technology — 0.4%

EIG Investors Corp., Term Loan, 5.39%, (3 mo. USD LIBOR + 3.75%), Maturing 2/9/23	$3,293	$3,054,602

		$3,054,602

Telecommunications — 0.2%

Intelsat Jackson Holdings S.A., Term Loan, 6.63%, Maturing 1/2/24(14)	$1,640	$1,645,330

		$1,645,330

Total Senior Floating-Rate Loans (identified cost $53,894,148)		$51,064,640

Convertible Bonds — 0.4%
Security	Principal Amount (000’s omitted)	Value

Air Transportation — 0.4%

Air Transport Services Group, Inc., 1.125%, 10/15/24	$1,568	$1,422,035

Southwest Airlines Co., 1.25%, 5/1/25(1)	2,000	2,217,324

Total Convertible Bonds (identified cost $3,408,482)		$3,639,359

Commercial Mortgage-Backed Securities — 0.2%
Security	Principal Amount (000’s omitted)	Value

Commercial Mortgage-Backed Securities — 0.2%

BAMLL Commercial Mortgage Securities Trust, Series 2019-BPR, Class ENM, 3.719%, 11/5/32(2)(15)	$3,190	$2,228,040

Total Commercial Mortgage-Backed Securities (identified cost $3,021,651)		$2,228,040

22	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Common Stocks — 1.5%
Security	Shares	Value

Broadcasting — 0.1%

iHeartMedia, Inc., Class A(16)(17)	45,215	$317,409

		$317,409

Consumer Products — 0.0%(8)

HF Holdings, Inc.(16)(18)(19)	13,600	$80,935

		$80,935

Diversified Media — 0.0%(8)

Clear Channel Outdoor Holdings, Inc.(16)(17)	241,531	$233,029

		$233,029

Energy — 0.2%

Ascent CNR Corp., Class A(16)(18)(19)	6,273,462	$1,549,545

Nine Point Energy Holdings, Inc.(16)(18)(19)	31,737	0

		$1,549,545

Environmental — 0.1%

GFL Environmental, Inc.	65,500	$1,133,150

		$1,133,150

Gaming — 0.2%

Caesars Entertainment Corp.(16)	153,567	$1,483,457

New Cotai Participation Corp., Class B(16)(18)(19)	7	0

		$1,483,457

Healthcare — 0.5%

Acadia Healthcare Co., Inc.(16)	80,000	$1,920,800

Bausch Health Cos., Inc.(16)	110,000	1,993,200

Elanco Animal Health, Inc.(16)	30,000	741,300

		$4,655,300

Utility — 0.4%

NextEra Energy Partners, L.P.	30,000	$1,508,700

Vistra Energy Corp.	100,000	1,954,000

		$3,462,700

Total Common Stocks (identified cost $17,079,509)		$12,915,525

Convertible Preferred Stocks — 0.1%
Security	Shares	Value

Energy — 0.0%

Nine Point Energy Holdings, Inc., Series A, 12.00%(7)(16)(18)(19)	591	$0

		$0

Environmental — 0.1%

GFL Environmental, Inc., 6.00%	17,467	$856,058

		$856,058

Total Convertible Preferred Stocks (identified cost $1,467,504)		$856,058

Miscellaneous — 1.2%
Security	Shares	Value

Cable & Satellite TV — 0.0%

ACC Claims Holdings, LLC(18)	8,415,190	$0

		$0

Gaming — 1.2%

PGP Investors, LLC, Membership Interests(16)(18)(19)	30,326	$10,917,183

		$10,917,183

Total Miscellaneous (identified cost $2,419,333)		$10,917,183

Short-Term Investments — 3.0%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.47%(20)	26,551,797	$26,551,797

Total Short-Term Investments (identified cost $26,549,670)		$26,551,797

Total Investments — 98.2% (identified cost $936,701,743)		$867,093,385

Less Unfunded Loan Commitments — (0.0)%(8)		$(110,811)

Net Investments — 98.2% (identified cost $936,590,932)		$866,982,574

Other Assets, Less Liabilities — 1.8%		$15,923,305

Net Assets — 100.0%		$882,905,879

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

23	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

*	In U.S. dollars unless otherwise indicated.

(1)	When-issued security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $497,342,426 or 56.3% of the Portfolio’s net assets.

(3)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2020.

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities is $27,300,029 or 3.1% of the Portfolio’s net assets.

(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(6)	Security converts to variable rate after the indicated fixed-rate coupon period.

(7)	Represents a payment-in-kind security which may pay interest/dividends in additional principal/shares at the issuer’s discretion.

(8)	Amount is less than 0.05% or (0.05)%, as applicable.

(9)	Issuer is in default with respect to interest and/or principal payments.

(10)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(11)	This Senior Loan will settle after April 30, 2020, at which time the interest rate will be determined.

(12)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description. At April 30, 2020, the total value of unfunded loan commitments is $96,959.

(13)

The stated interest rate represents the weighted average interest rate at April 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(14)	Fixed-rate loan.

(15)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2020.

(16)	Non-income producing security.

(17)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(18)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(19)	Restricted security (see Note 5).

(20)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	12,160,938	EUR	11,199,000	Bank of America, N.A.	7/31/20	$—	$(133,767)

USD	12,160,591	EUR	11,199,000	Goldman Sachs International	7/31/20	—	(134,114)

USD	6,898,998	EUR	6,353,353	State Street Bank and Trust Company	7/31/20	—	(75,964)

						$—	$(343,845)

Abbreviations:

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

EUR	–	Euro

USD	–	United States Dollar

24	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Unaffiliated investments, at value (identified cost, $910,041,262)	$840,430,777

Affiliated investment, at value (identified cost, $26,549,670)	26,551,797

Cash	228,580

Deposits for derivatives collateral - forward foreign currency exchange contracts	400,000

Interest receivable	13,585,867

Dividends receivable from affiliated investment	9,652

Receivable for investments sold	19,025,656

Tax reclaims receivable	66

Total assets	$900,232,395

Liabilities

Cash collateral due to brokers	$400,000

Payable for investments purchased	8,460,214

Payable for when-issued securities	7,367,678

Payable for open forward foreign currency exchange contracts	343,845

Payable to affiliates:

Investment adviser fee	344,352

Trustees’ fees	4,512

Accrued expenses	405,915

Total liabilities	$17,326,516

Net Assets applicable to investors’ interest in Portfolio	$882,905,879

25	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Interest and other income	$29,181,560

Dividends from affiliated investment	221,636

Dividends (net of foreign taxes, $98)	87,194

Total investment income	$29,490,390

Expenses

Investment adviser fee	$2,341,403

Trustees’ fees and expenses	26,678

Custodian fee	138,514

Legal and accounting services	54,414

Miscellaneous	46,909

Total expenses	$2,607,918

Net investment income	$26,882,472

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(19,246,625)

Securities sold short	6,099

Investment transactions — affiliated investment	13,072

Foreign currency transactions	(33,413)

Forward foreign currency exchange contracts	1,350,846

Net realized loss	$(17,910,021)

Change in unrealized appreciation (depreciation) —

Investments	$(89,128,696)

Investments — affiliated investment	(1,494)

Securities sold short	(11,200)

Foreign currency	(2,058)

Forward foreign currency exchange contracts	(244,929)

Net change in unrealized appreciation (depreciation)	$(89,388,377)

Net realized and unrealized loss	$(107,298,398)

Net decrease in net assets from operations	$(80,415,926)

26	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$26,882,472	$66,438,899

Net realized loss	(17,910,021)	(17,220,384)

Net change in unrealized appreciation (depreciation)	(89,388,377)	34,522,869

Net increase (decrease) in net assets from operations	$(80,415,926)	$83,741,384

Capital transactions —

Contributions	$46,652,664	$55,460,769

Withdrawals	(172,330,078)	(423,305,095)

Net decrease in net assets from capital transactions	$(125,677,414)	$(367,844,326)

Net decrease in net assets	$(206,093,340)	$(284,102,942)

Net Assets

At beginning of period	$1,088,999,219	$1,373,102,161

At end of period	$882,905,879	$1,088,999,219

27	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2020

Financial Highlights

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2019	2018	2017	2016	2015

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.51	%(2)	0.50%	0.48%	0.48%	0.48%	0.52%

Net investment income	5.27	%(2)	5.61%	5.61%	5.61%	5.61%	5.58%

Portfolio Turnover	31	%(3)	32%	39%	42%	39%	38%

Total Return	(7.46	)%(3)	7.74%	0.59%	8.13%	7.74%	0.82%

Net assets, end of period (000’s omitted)	$882,906		$1,088,999	$1,373,102	$1,764,899	$1,876,636	$1,288,137

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

28	See Notes to Financial Statements.

High Income Opportunities Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

High Income Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Portfolio also seeks growth of capital as a secondary investment objective. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2020, Eaton Vance High Income Opportunities Fund and Eaton Vance Floating-Rate & High Income Fund held an interest of 83.1% and 16.9%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

29

High Income Opportunities Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2020, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will

30

High Income Opportunities Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

L  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any interest, which accrues during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest payable on securities sold short is recorded as an expense.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.30% of the Portfolio’s average daily net assets up to $500 million, 0.275% from $500 million up to $1 billion, 0.25% from $1 billion up to $1.5 billion, 0.225% from $1.5 billion up to $2 billion and at reduced rates on daily net assets of $2 billion or more; plus 3.00% of the Portfolio’s daily gross income (i.e., income other than gains from the sale of securities) when daily net assets are less than $500 million, 2.75% when daily net assets are $500 million but less than $1 billion, 2.50% when daily net assets are $1 billion but less than $1.5 billion, 2.25% when daily net assets are $1.5 billion but less than $2 billion and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. For the six months ended April 30, 2020, the Portfolio’s investment adviser fee amounted to $2,341,403 or 0.46% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Eaton Vance Advisers International Ltd., an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, securities sold short and principal repayments on Senior Loans, aggregated $300,403,977 and $391,834,986, respectively, for the six months ended April 30, 2020.

31

High Income Opportunities Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$933,637,220

Gross unrealized appreciation	$25,863,250

Gross unrealized depreciation	(92,861,741)

Net unrealized depreciation	$(66,998,491)

5  Restricted Securities

At April 30, 2020, the Portfolio owned the following securities (representing 1.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks

Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$0	$1,549,545

HF Holdings, Inc.	10/27/09	13,600	730,450	80,935

New Cotai Participation Corp., Class B	4/12/13	7	216,125	0

Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	31,737	1,460,742	0

Total Common Stocks			$2,407,317	$1,630,480

Convertible Preferred Stocks

Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	591	$591,000	$0

Total Convertible Preferred Stocks			$591,000	$0

Miscellaneous

PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18	30,326	$2,419,333	$10,917,183

Total Miscellaneous			$2,419,333	$10,917,183

Total Restricted Securities			$5,417,650	$12,547,663

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2020 is included in the Portfolio of Investments. At April 30, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

32

High Income Opportunities Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $343,845. At April 30, 2020, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2020 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Forward foreign currency exchange contracts	$—	$(343,845	)(1)

Total Derivatives subject to master netting or similar agreements	$—	$(343,845)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Portfolio’s derivative liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Portfolio for such liabilities as of April 30, 2020.

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)

Bank of America, N.A.	$(133,767)	$—	$—	$—	$(133,767)

Goldman Sachs International	(134,114)	—	—	—	(134,114)

State Street Bank and Trust Company	(75,964)	—	—	—	(75,964)

	$(343,845)	$—	$—	$—	$(343,845)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to over collateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

33

High Income Opportunities Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2020 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$1,350,846	$(244,929)

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2020, which is indicative of the volume of this derivative type, was approximately $47,395,000.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2020.

8  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

9  Investments in Affiliated Funds

At April 30, 2020, the value of the Portfolio’s investment in affiliated funds was $26,551,797, which represents 3.0% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$33,802,709	$225,879,766	$(233,142,256)	$13,072	$(1,494)	$26,551,797	$221,636	26,551,797

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

34

High Income Opportunities Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$758,920,783	$—	$758,920,783

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	50,953,829	—	50,953,829

Convertible Bonds	—	3,639,359	—	3,639,359

Commercial Mortgage-Backed Securities	—	2,228,040	—	2,228,040

Common Stocks	11,285,045	—	1,630,480	12,915,525

Convertible Preferred Stocks	856,058	—	0	856,058

Miscellaneous	—	—	10,917,183	10,917,183

Short-Term Investments	—	26,551,797	—	26,551,797

Total Investments	$12,141,103	$842,293,808	$12,547,663	$866,982,574

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(343,845)	$—	$(343,845)

Total	$—	$(343,845)	$—	$(343,845)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2020 is not presented.

11  Risks and Uncertainties

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Portfolio’s investments.

35

Eaton Vance

High Income Opportunities Fund

April 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

[1]

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

36

Eaton Vance

High Income Opportunities Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between High Income Opportunities Portfolio (the “Portfolio”), the portfolio in which Eaton Vance High Income Opportunities Fund (the “Fund”) invests, and Boston Management and Research (the “Adviser”), and the sub-advisory agreement between the Adviser and Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of Eaton Vance Management, with respect to the Portfolio, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management,

37

Eaton Vance

High Income Opportunities Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

investment research, and similar services to the Portfolio, including recent changes to such personnel. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board also considered the abilities and experience of the Adviser’s investment professionals in analyzing special considerations relevant to investing in high-yield debt. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in global high yield debt and foreign markets. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and secondary benchmark indexes for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Portfolio as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Portfolio and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

38

Eaton Vance

High Income Opportunities Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

39

Eaton Vance

High Income Opportunities Fund

April 30, 2020

Officers and Trustees

Officers of Eaton Vance High Income Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of High Income Opportunities Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance High Income Opportunities Fund and High Income Opportunities Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

40

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

41

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This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser of High Income Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Sub-Adviser of High Income Opportunities Portfolio

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Administrator of Eaton Vance High Income Opportunities Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7713    4.30.20

Eaton Vance

Multi-Asset Credit Fund

Semiannual Report

April 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2020

Eaton Vance

Multi-Asset Credit Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	36

Officers and Trustees	40

Important Notices	41

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Performance1,2

Portfolio Managers Justin H. Bourgette, CFA, John Redding and Kelley G. Baccei of Eaton Vance Management; Jeffrey D. Mueller of Eaton Vance Advisers International Ltd.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/31/2011	10/31/2011	–8.24%	–5.93%	1.95%	2.80%
Class A with 4.75% Maximum Sales Charge	—	—	–12.63	–10.43	0.98	2.21
Class C at NAV	10/31/2011	10/31/2011	–8.58	–6.59	1.31	2.09
Class C with 1% Maximum Sales Charge	—	—	–9.47	–7.49	1.31	2.09
Class I at NAV	10/31/2011	10/31/2011	–8.10	–5.67	2.34	3.13
Class R6 at NAV	09/03/2019	10/31/2011	–8.10	–5.65	2.34	3.13
S&P/LSTA Leveraged Loan Index	—	—	–7.14%	–6.61%	1.85%	3.36%
ICE BofA Developed Markets High Yield ex-Subordinated Financials Index – Hedged USD	—	—	–7.42	–4.88	3.40	5.56
Blended Index	—	—	–7.28	–5.74	2.64	4.47

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R6
			0.96%	1.71%	0.71%	0.66%

Fund Profile

Asset Allocation (% of total investments)4

Credit Quality (% total investments, excluding common stocks and short-term investments)5

*	Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. ICE BofA Developed Markets High Yield ex-Subordinated Financials Index – Hedged USD is an unmanaged index of global developed market below investment grade corporate bonds, USD hedged. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 50% S&P/LSTA Leveraged Loan Index and 50% ICE BofA Developed Markets High Yield ex-Subordinated Financials Index – Hedged USD, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

Effective September 15, 2018, the Fund changed its investment strategy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in credit-related investments. Prior to September 15, 2018, the Fund was a “fund-of-funds” and invested primarily among other investment companies managed by Eaton Vance and its affiliates that invested in various asset classes.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	Other represents any investment type less than 1% of total investments.

[5]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective January 1, 2020, the ICE BofAML indices were rebranded as ICE BofA indices.

3

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 – April 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/19)	Ending Account Value (4/30/20)	Expenses Paid During Period* (11/1/19 – 4/30/20)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$917.60	$4.72	**	0.99%
Class C	$1,000.00	$914.20	$8.28	**	1.74%
Class I	$1,000.00	$919.00	$3.53	**	0.74%
Class R6	$1,000.00	$919.00	$3.29	**	0.69%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.90	$4.97	**	0.99%
Class C	$1,000.00	$1,016.20	$8.72	**	1.74%
Class I	$1,000.00	$1,021.20	$3.72	**	0.74%
Class R6	$1,000.00	$1,021.40	$3.47	**	0.69%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2019.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 37.9%
Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.9%

Boeing Co. (The), 5.805%, 5/1/50	192	$192,000

Boeing Co. (The), 5.93%, 5/1/60	192	192,000

Bombardier, Inc., 6.125%, 1/15/23(1)	434	312,567

Bombardier, Inc., 7.875%, 4/15/27(1)	528	345,206

F-Brasile SpA/F-Brasile US, LLC, 7.375%, 8/15/26(1)	288	198,720

Howmet Aerospace, Inc., 6.875%, 5/1/25	397	406,399

Moog, Inc., 4.25%, 12/15/27(1)	95	89,656

Spirit AeroSystems, Inc., 7.50%, 4/15/25(1)	166	164,340

TransDigm, Inc., 5.50%, 11/15/27(1)	1,017	864,094

TransDigm, Inc., 7.50%, 3/15/27	541	494,988

		$3,259,970

Air Transport — 0.1%

Southwest Airlines Co., 4.75%, 5/4/23	147	$146,072

Southwest Airlines Co., 5.25%, 5/4/25(1)	123	122,655

		$268,727

Automotive — 0.7%

Ford Motor Co., 8.50%, 4/21/23	294	$292,162

Ford Motor Co., 9.625%, 4/22/30	280	275,800

Navistar International Corp., 9.50%, 5/1/25(1)	225	236,813

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc., 8.50%, 5/15/27(1)	2,245	1,913,077

		$2,717,852

Banks and Thrifts — 0.4%

Banco Mercantil del Norte S.A., 5.75% to 10/4/26, 10/4/31(2)(3)	1,520	$1,391,408

		$1,391,408

Beverage and Tobacco — 0.2%

Kraft Heinz Foods Co., 4.375%, 6/1/46	651	$621,141

		$621,141

Brokerage/Securities Dealers/Investment Houses — 0.1%

Alliance Data Systems Corp., 4.75%, 12/15/24(1)	459	$342,529

		$342,529

Building and Development — 2.4%

AT Securities B.V., 5.25% to 7/21/23(2)(3)(4)	1,750	$1,654,047

Security		Principal Amount* (000’s omitted)	Value

Building and Development (continued)

Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 5.75%, 5/15/26(1)		1,010	$812,747

Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 4.875%, 2/15/30(1)		109	89,854

Builders FirstSource, Inc., 5.00%, 3/1/30(1)		110	94,908

Builders FirstSource, Inc., 6.75%, 6/1/27(1)		112	116,155

Core & Main Holdings, L.P., 8.625% (8.625% cash or 9.375% PIK), 9/15/24(1)(5)		998	955,385

Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)		1,069	1,040,939

Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)		706	653,933

Hillman Group, Inc. (The), 6.375%, 7/15/22(1)		1,210	922,081

Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)		1,000	1,012,300

Shea Homes, L.P./Shea Homes Funding Corp., 4.75%, 2/15/28(1)		304	264,009

Standard Industries, Inc., 4.75%, 1/15/28(1)		1,000	984,000

Taylor Morrison Communities, Inc., 5.875%, 6/15/27(1)		24	22,219

			$8,622,577

Business Equipment and Services — 1.0%

Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)		77	$79,526

Allied Universal Holdco, LLC/Allied Universal Finance Corp., 9.75%, 7/15/27(1)		628	637,922

EIG Investors Corp., 10.875%, 2/1/24		1,230	1,066,779

ServiceMaster Co., LLC (The), 7.45%, 8/15/27		1,736	1,873,404

			$3,657,631

Cable and Satellite Television — 2.7%

CCO Holdings, LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)		350	$353,395

CCO Holdings, LLC/CCO Holdings Capital Corp., 4.50%, 5/1/32(1)		165	164,693

CCO Holdings, LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)		2,123	2,175,332

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)		400	413,860

CSC Holdings, LLC, 5.375%, 7/15/23(1)		600	609,870

CSC Holdings, LLC, 5.75%, 1/15/30(1)		2,139	2,230,630

DISH DBS Corp., 5.00%, 3/15/23		250	239,688

DISH DBS Corp., 5.875%, 7/15/22		90	91,233

DISH DBS Corp., 7.75%, 7/1/26		282	279,081

TEGNA, Inc., 4.625%, 3/15/28(1)		144	129,737

Virgin Media Secured Finance PLC, 5.00%, 4/15/27(2)	GBP	905	1,146,971

Virgin Media Secured Finance PLC, 6.00% to 1/15/21, 1/15/25(2)(6)	GBP	1,000	1,355,675

5	See Notes to Financial Statements.

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)

Ziggo B.V., 4.875%, 1/15/30(1)		200	$198,820

Ziggo B.V., 5.50%, 1/15/27(1)		484	494,575

			$9,883,560

Chemicals and Plastics — 0.1%

Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(1)		78	$73,874

Valvoline, Inc., 4.25%, 2/15/30(1)		169	165,147

			$239,021

Clothing/Textiles — 0.0%(7)

PrestigeBidCo GmbH, 6.25%, 12/15/23(2)	EUR	100	$108,429

			$108,429

Commercial Services — 1.3%

Ellaktor Value PLC, 6.375%, 12/15/24(2)	EUR	3,945	$2,813,448

Intertrust Group B.V., 3.375%, 11/15/25(2)	EUR	500	549,856

Verisure Holding AB, 3.50%, 5/15/23(2)	EUR	300	327,588

Verisure Holding AB, 5.00%, (3 mo. EURIBOR + 5.00%), 4/15/25(2)(8)	EUR	1,000	1,115,027

Verisure Midholding AB, 5.75%, 12/1/23(2)	EUR	100	106,180

			$4,912,099

Computers — 0.1%

Presidio Holdings, Inc., 4.875%, 2/1/27(1)		82	$80,590

Presidio Holdings, Inc., 8.25%, 2/1/28(1)		112	111,221

			$191,811

Distribution & Wholesale — 0.5%

Parts Europe S.A., 4.375%, (3 mo. EURIBOR + 4.375%), 5/1/22(2)(8)	EUR	1,282	$1,154,489

Parts Europe S.A., 5.50%, (3 mo. EURIBOR + 5.50%), 5/1/22(2)(8)	EUR	100	90,955

Performance Food Group, Inc., 6.875%, 5/1/25(1)		434	443,765

			$1,689,209

Diversified Financial Services — 2.0%

AG Issuer, LLC, 6.25%, 3/1/28(1)		237	$210,792

Cabot Financial Luxembourg S.A., 7.50%, 10/1/23(2)	GBP	1,390	1,646,223

GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(2)		260	249,600

GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)		1,514	1,453,440

Security		Principal Amount* (000’s omitted)	Value

Diversified Financial Services (continued)

Lincoln Financing S.a.r.l., 3.625%, 4/1/24(2)	EUR	1,467	$1,378,667

Vivion Investments S.a.r.l., 3.00%, 8/8/24(2)	EUR	2,300	2,247,287

Vivion Investments S.a.r.l., 3.50%, 11/1/25(2)	EUR	100	98,730

			$7,284,739

Drugs — 1.5%

Bausch Health Americas, Inc., 8.50%, 1/31/27(1)		33	$36,533

Bausch Health Companies, Inc., 5.00%, 1/30/28(1)		230	221,329

Bausch Health Companies, Inc., 5.25%, 1/30/30(1)		345	343,275

Bausch Health Companies, Inc., 6.125%, 4/15/25(1)		500	507,912

Bausch Health Companies, Inc., 7.00%, 1/15/28(1)		1,862	1,940,483

Bausch Health Companies, Inc., 7.25%, 5/30/29(1)		12	12,861

Bausch Health Companies, Inc., 9.00%, 12/15/25(1)		131	143,511

Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(1)		400	408,840

Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)		575	589,174

Nidda Healthcare Holding GmbH, 3.50%, 9/30/24(2)	EUR	1,127	1,205,048

			$5,408,966

Ecological Services and Equipment — 0.4%

GFL Environmental, Inc., 4.25%, 6/1/25(1)		313	$315,348

GFL Environmental, Inc., 7.00%, 6/1/26(1)		105	110,061

GFL Environmental, Inc., 8.50%, 5/1/27(1)		1,080	1,183,507

			$1,608,916

Electric Utilities — 0.4%

Drax Finco PLC, 6.625%, 11/1/25(1)		1,450	$1,486,540

			$1,486,540

Electronics/Electrical — 0.7%

Dell, Inc., 7.10%, 4/15/28		850	$945,285

Energizer Holdings, Inc., 6.375%, 7/15/26(1)		53	54,770

Entegris, Inc., 4.375%, 4/15/28(1)		236	237,475

Go Daddy Operating Co., LLC/GD Finance Co., Inc., 5.25%, 12/1/27(1)		460	474,789

Infor (US), Inc., 6.50%, 5/15/22		600	603,210

Open Text Corp., 3.875%, 2/15/28(1)		215	210,633

Open Text Holdings, Inc., 4.125%, 2/15/30(1)		188	183,751

			$2,709,913

Energy — 0.2%

Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)		723	$761,861

			$761,861

6	See Notes to Financial Statements.

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Entertainment — 1.1%

CPUK Finance, Ltd., 4.25%, 2/28/47(2)	GBP	750	$844,841

CPUK Finance, Ltd., 4.875%, 2/28/47(2)	GBP	1,000	1,106,955

Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)		167	143,560

Pinewood Finance Co., Ltd., 3.25%, 9/30/25(2)	GBP	1,600	2,010,470

Vail Resorts, Inc., 6.25%, 5/15/25(1)		47	48,762

			$4,154,588

Financial Intermediaries — 0.6%

Ford Motor Credit Co., LLC, 3.087%, 1/9/23		400	$359,500

Ford Motor Credit Co., LLC, 3.096%, 5/4/23		305	270,688

Ford Motor Credit Co., LLC, 3.815%, 11/2/27		200	158,250

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 5.25%, 5/15/27		355	339,472

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 5/15/26		197	194,502

JPMorgan Chase & Co., 4.60% to 2/1/25(3)(4)		386	346,725

MSCI, Inc., 3.625%, 9/1/30(1)		526	535,047

			$2,204,184

Food Products — 0.5%

JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(1)		1,946	$1,979,374

			$1,979,374

Food Service — 0.2%

1011778 BC ULC/New Red Finance, Inc., 5.75%, 4/15/25(1)		684	$723,330

Yum! Brands, Inc., 7.75%, 4/1/25(1)		65	71,021

			$794,351

Food/Drug Retailers — 0.7%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 4.875%, 2/15/30(1)		950	$969,000

Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 5.75%, 3/15/25		528	545,055

Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 5.875%, 2/15/28(1)		609	639,054

Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 7.50%, 3/15/26(1)		300	329,160

			$2,482,269

Health Care — 2.0%

Centene Corp., 3.375%, 2/15/30(1)		327	$330,875

Centene Corp., 4.25%, 12/15/27(1)		54	56,749

Security		Principal Amount* (000’s omitted)	Value

Health Care (continued)

Centene Corp., 4.625%, 12/15/29(1)		1,035	$1,138,138

Centene Corp., 4.75%, 5/15/22		500	507,225

Change Healthcare Holdings, LLC/Change Healthcare Finance, Inc., 5.75%, 3/1/25(1)		113	111,183

Encompass Health Corp., 4.50%, 2/1/28		522	525,419

Grifols S.A., 2.25%, 11/15/27(2)	EUR	840	902,103

HCA, Inc., 3.50%, 9/1/30		331	316,302

HCA, Inc., 5.875%, 2/1/29		1,019	1,170,780

HCA, Inc., 7.69%, 6/15/25		200	229,460

IQVIA, Inc., 3.50%, 10/15/24(2)	EUR	1,000	1,112,073

LifePoint Health, Inc., 4.375%, 2/15/27(1)		191	180,734

LifePoint Health, Inc., 6.75%, 4/15/25(1)		165	170,428

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)		551	593,041

			$7,344,510

Homebuilders/Real Estate — 0.0%(7)

M/I Homes, Inc., 4.95%, 2/1/28(1)		110	$96,937

			$96,937

Insurance — 0.9%

Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		298	$298,671

AmWINS Group, Inc., 7.75%, 7/1/26(1)		222	230,236

Galaxy Finco, Ltd., 9.25%, 7/31/27(2)	GBP	1,100	1,281,541

GTCR AP Finance, Inc., 8.00%, 5/15/27(1)		126	118,705

Hub International, Ltd., 7.00%, 5/1/26(1)		1,375	1,365,031

			$3,294,184

Internet Software & Services — 0.9%

Expedia Group, Inc., 6.25%, 5/1/25(1)(9)		119	$121,544

Expedia Group, Inc., 7.00%, 5/1/25(1)(9)		60	61,179

Netflix, Inc., 3.00%, 6/15/25(2)	EUR	855	952,341

Netflix, Inc., 3.625%, 6/15/30(2)	EUR	1,100	1,220,658

Netflix, Inc., 4.875%, 4/15/28		50	53,486

Netflix, Inc., 5.375%, 11/15/29(1)		811	894,452

Riverbed Technology, Inc., 8.875%, 3/1/23(1)		85	52,275

Science Applications International Corp., 4.875%, 4/1/28(1)		77	75,769

			$3,431,704

Leisure Goods/Activities/Movies — 0.5%

AMC Entertainment Holdings, Inc., 10.50%, 4/15/25(1)		295	$262,550

Carnival Corp., 11.50%, 4/1/23(1)		351	367,562

7	See Notes to Financial Statements.

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Leisure Goods/Activities/Movies (continued)

Mattel, Inc., 3.15%, 3/15/23	80	$74,284

NCL Corp, Ltd., 3.625%, 12/15/24(1)	226	146,618

Sabre GLBL, Inc., 9.25%, 4/15/25(1)	109	115,676

Viking Cruises, Ltd., 5.875%, 9/15/27(1)	1,238	848,439

		$1,815,129

Lodging and Casinos — 1.4%

ESH Hospitality, Inc., 4.625%, 10/1/27(1)	29	$26,318

Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)	1,062	899,833

Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(1)	172	175,010

RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	345	323,368

Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC, 7.00%, 7/15/26(1)	543	560,729

VICI Properties, L.P./VICI Note Co., Inc., 3.75%, 2/15/27(1)	256	239,283

VICI Properties, L.P./VICI Note Co., Inc., 4.125%, 8/15/30(1)	256	234,163

VICI Properties, L.P./VICI Note Co., Inc., 4.25%, 12/1/26(1)	90	84,527

VICI Properties, L.P./VICI Note Co., Inc., 4.625%, 12/1/29(1)	2,657	2,466,759

		$5,009,990

Media — 0.1%

Scripps Escrow, Inc., 5.875%, 7/15/27(1)	556	$472,405

		$472,405

Metals/Mining — 0.3%

Arconic Corp., 6.125%, 2/15/28(1)	409	$391,740

Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	295	258,774

Cleveland-Cliffs, Inc., 9.875%, 10/17/25(1)	100	99,250

Compass Minerals International, Inc., 6.75%, 12/1/27(1)	504	501,304

		$1,251,068

Nonferrous Metals/Minerals — 0.3%

Eldorado Gold Corp., 9.50%, 6/1/24(1)	772	$823,956

First Quantum Minerals, Ltd., 6.875%, 3/1/26(1)	233	205,424

First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)	200	177,540

		$1,206,920

Oil and Gas — 1.9%

Apache Corp., 3.25%, 4/15/22	76	$68,454

Apache Corp., 3.625%, 2/1/21	24	22,804

Apache Corp., 4.25%, 1/15/30	220	169,963

Apache Corp., 4.375%, 10/15/28	122	97,142

Apache Corp., 4.75%, 4/15/43	38	26,051

Security		Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

Apache Corp., 5.25%, 2/1/42		32	$22,070

Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(1)		213	160,016

Buckeye Partners, L.P., 4.50%, 3/1/28(1)		197	178,531

Centennial Resource Production, LLC, 6.875%, 4/1/27(1)		530	162,074

CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(1)		606	494,714

CVR Energy, Inc., 5.75%, 2/15/28(1)		297	252,973

Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)		1,500	258,150

Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)		1,163	790,840

Hilcorp Energy I, L.P./Hilcorp Finance Co., 6.25%, 11/1/28(1)		687	360,400

Laredo Petroleum, Inc., 9.50%, 1/15/25		96	41,102

Laredo Petroleum, Inc., 10.125%, 1/15/28		145	59,976

MEG Energy Corp., 7.125%, 2/1/27(1)		239	166,404

Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)		50	17,105

Nabors Industries, Ltd., 7.25%, 1/15/26(1)		149	57,551

Nabors Industries, Ltd., 7.50%, 1/15/28(1)		161	65,406

Neptune Energy Bondco PLC, 6.625%, 5/15/25(2)		250	167,813

Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)		2,028	1,361,295

Occidental Petroleum Corp., 2.60%, 8/13/21		385	361,900

Occidental Petroleum Corp., 2.60%, 4/15/22		446	394,710

Occidental Petroleum Corp., 2.70%, 8/15/22		77	67,375

Occidental Petroleum Corp., 2.90%, 8/15/24		25	19,118

Occidental Petroleum Corp., 3.125%, 2/15/22		4	3,661

Occidental Petroleum Corp., 3.142%, (3 mo. USD LIBOR + 1.45%), 8/15/22(8)		55	42,935

Occidental Petroleum Corp., 3.45%, 7/15/24		61	43,005

PBF Holding Co., LLC/PBF Finance Corp., 6.00%, 2/15/28(1)		222	159,429

PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25		352	271,991

Precision Drilling Corp., 6.50%, 12/15/21		134	102,812

Precision Drilling Corp., 7.125%, 1/15/26(1)		200	81,420

Precision Drilling Corp., 7.75%, 12/15/23		27	12,077

SM Energy Co., 5.00%, 1/15/24		659	212,659

SM Energy Co., 5.625%, 6/1/25		57	16,376

Transocean, Inc., 7.25%, 11/1/25(1)		350	140,875

			$6,931,177

Packaging & Containers — 1.4%

ARD Finance S.A., 5.00%, (5.00% cash or 5.75% PIK), 6/30/27(2)(5)	EUR	618	$615,508

ARD Finance S.A., 6.50%, (6.50% cash or 7.25% PIK), 6/30/27(1)(5)		1,168	1,089,569

8	See Notes to Financial Statements.

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Packaging & Containers (continued)

Silgan Holdings, Inc., 2.25%, 6/1/28(2)	EUR	1,000	$1,065,714

Trivium Packaging Finance B.V., 3.75%, 8/15/26(2)	EUR	2,210	2,391,223

			$5,162,014

Pipelines — 0.2%

Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(1)		377	$281,355

EnLink Midstream, LLC, 5.375%, 6/1/29		236	147,689

Western Midstream Operating, L.P., 4.05%, 2/1/30		212	194,510

Western Midstream Operating, L.P., 4.50%, 3/1/28		38	33,677

			$657,231

Radio and Television — 1.0%

Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)		871	$666,054

iHeartCommunications, Inc., 8.375%, 5/1/27		326	273,923

Sirius XM Radio, Inc., 5.50%, 7/1/29(1)		450	476,820

Terrier Media Buyer, Inc., 8.875%, 12/15/27(1)		2,619	2,177,044

			$3,593,841

Real Estate Investment Trusts (REITs) — 0.4%

Consus Real Estate AG, 9.625%, 5/15/24(2)	EUR	1,350	$1,367,932

HAT Holdings I, LLC/HAT Holdings II, LLC, 6.00%, 4/15/25(1)		161	161,402

			$1,529,334

Retail — 0.5%

Ferrellgas, L.P./Ferrellgas Finance Corp., 10.00%, 4/15/25(1)		274	$290,961

Newmark Group, Inc., 6.125%, 11/15/23		1,400	1,292,391

Nordstrom, Inc., 8.75%, 5/15/25(1)		89	95,581

			$1,678,933

Retailers (Except Food and Drug) — 0.2%

Asbury Automotive Group, Inc., 4.50%, 3/1/28(1)		29	$24,532

Asbury Automotive Group, Inc., 4.75%, 3/1/30(1)		41	34,608

Burlington Coat Factory Warehouse Corp., 6.25%, 4/15/25(1)		224	228,480

L Brands, Inc., 6.75%, 7/1/36		46	33,419

L Brands, Inc., 6.875%, 11/1/35		288	213,365

L Brands, Inc., 7.60%, 7/15/37		55	32,923

			$567,327

Security		Principal Amount* (000’s omitted)	Value

Software and Services — 0.1%

PTC, Inc., 3.625%, 2/15/25(1)		107	$106,010

PTC, Inc., 4.00%, 2/15/28(1)		107	105,529

			$211,539

Steel — 0.7%

Allegheny Ludlum, LLC, 6.95%, 12/15/25		328	$297,594

Allegheny Technologies, Inc., 5.875%, 12/1/27		1,250	1,040,625

Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)		1,315	1,127,350

			$2,465,569

Surface Transport — 0.5%

Anglian Water Osprey Financing PLC, 4.00%, 3/8/26(2)	GBP	1,200	$1,477,151

XPO Logistics, Inc., 6.25%, 5/1/25(1)		251	254,765

			$1,731,916

Technology — 0.3%

Dell International, LLC/EMC Corp., 5.85%, 7/15/25(1)		114	$124,559

Dell International, LLC/EMC Corp., 6.10%, 7/15/27(1)		229	250,988

Dell International, LLC/EMC Corp., 6.20%, 7/15/30(1)		114	126,557

Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)		647	672,459

			$1,174,563

Telecommunications — 4.3%

Altice Financing S.A., 2.25%, 1/15/25(2)	EUR	423	$435,430

Altice Finco S.A., 4.75%, 1/15/28(2)	EUR	1,175	1,104,163

Altice France Holding S.A., 6.00%, 2/15/28(1)		200	184,000

Altice France Holding S.A., 8.00%, 5/15/27(1)	EUR	1,250	1,396,577

Altice France S.A., 5.875%, 2/1/27(2)	EUR	1,000	1,142,971

Altice France S.A., 8.125%, 2/1/27(1)		1,000	1,087,400

Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		973	932,280

Intelsat Jackson Holdings S.A., 8.50%, 10/15/24(1)		449	262,755

Sprint Capital Corp., 6.875%, 11/15/28		417	504,153

Sprint Communications, Inc., 6.00%, 11/15/22		290	307,997

Sprint Corp., 7.625%, 2/15/25		405	470,347

Sprint Corp., 7.625%, 3/1/26		1,815	2,153,951

Sprint Corp., 7.875%, 9/15/23		805	909,650

Summer (BC) Holdco B S.a.r.l., 5.75%, 10/31/26(2)	EUR	1,280	1,251,408

T-Mobile USA, Inc., 6.50%, 1/15/26		750	794,737

TalkTalk Telecom Group PLC, 3.875%, 2/20/25(2)	GBP	1,695	2,094,824

Telecom Italia SpA, 3.00%, 9/30/25(2)	EUR	535	595,924

Zayo Group Holdings, Inc., 6.125%, 3/1/28(1)		228	215,966

			$15,844,533

9	See Notes to Financial Statements.

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Transportation — 0.5%

Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		166	$156,040

Getlink SE, 3.625%, 10/1/23(2)	EUR	300	323,191

JSL Europe S.A., 7.75%, 7/26/24(1)		1,441	1,329,322

			$1,808,553

Utilities — 0.7%

Calpine Corp., 4.50%, 2/15/28(1)		468	$455,247

Calpine Corp., 5.125%, 3/15/28(1)		704	690,800

Calpine Corp., 5.75%, 1/15/25		544	544,658

Vistra Operations Co., LLC, 4.30%, 7/15/29(1)		914	910,159

Vistra Operations Co., LLC, 5.00%, 7/31/27(1)		29	29,712

			$2,630,576

Total Corporate Bonds & Notes (identified cost $151,061,112)			$138,691,618

Senior Floating-Rate Loans — 38.8%(10)
Borrower/ Tranche Description		Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.2%

Dynasty Acquisition Co., Inc., Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing 4/6/26		715	$632,529

Dynasty Acquisition Co., Inc., Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing 4/6/26		384	340,070

TransDigm, Inc., Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing 12/9/25		3,734	3,284,084

			$4,256,683

Automotive — 0.0%(7)

Dayco Products, LLC, Term Loan, 5.86%, (3 mo. USD LIBOR + 4.25%), Maturing 5/19/23		98	$73,674

Garrett LX III S.a.r.l., Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing 9/27/25	EUR	61	59,884

			$133,558

Building and Development — 1.3%

Core & Main L.P., Term Loan, 3.99%, (USD LIBOR + 2.75%), Maturing 8/1/24(11)		1,390	$1,319,537

Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing 8/21/25		2,290	2,132,309

Quikrete Holdings, Inc., Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing 2/1/27		200	186,907

Borrower/ Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)

Werner FinCo L.P., Term Loan, 4.44%, (1 mo. USD LIBOR + 4.00%), Maturing 7/24/24		1,195	$1,033,602

WireCo WorldGroup, Inc., Term Loan, 6.07%, (6 mo. USD LIBOR + 5.00%), Maturing 9/30/23		98	73,880

			$4,746,235

Business Equipment and Services — 4.3%

AlixPartners, LLP, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing 4/4/24		2,237	$2,166,845

Allied Universal Holdco, LLC, Term Loan, 4.65%, (1 mo. USD LIBOR + 4.25%), Maturing 7/10/26		2,693	2,527,327

Hillman Group, Inc. (The), Term Loan, 5.07%, (6 mo. USD LIBOR + 4.00%), Maturing 5/31/25		14	11,875

IG Investment Holdings, LLC, Term Loan, 5.45%, (3 mo. USD LIBOR + 4.00%), Maturing 5/23/25		98	82,100

Iron Mountain, Inc., Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing 1/2/26		2,064	1,945,760

Kronos Incorporated, Term Loan, 4.76%, (3 mo. USD LIBOR + 3.00%), Maturing 11/1/23		1,843	1,784,486

KUEHG Corp., Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing 2/21/25		297	243,363

Pike Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing 7/24/26		196	189,863

Pre-Paid Legal Services, Inc., Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing 5/1/25		194	178,528

Presidio, Inc., Term Loan, 4.27%, (3 mo. USD LIBOR + 3.50%), Maturing 1/22/27		2,500	2,380,207

Sabre GLBL, Inc., Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing 2/22/24		1,000	921,771

Spin Holdco, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing 11/14/22		2,790	2,577,544

Trans Union, LLC, Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing 11/16/26		997	957,945

			$15,967,614

Cable and Satellite Television — 2.2%

Altice France S.A., Term Loan, 4.81%, (1 mo. USD LIBOR + 4.00%), Maturing 8/14/26		2,980	$2,782,020

Telenet Financing USD, LLC, Term Loan, 2.81%, (1 mo. USD LIBOR + 2.00%), Maturing 4/30/28		1,525	1,457,137

Telenet International Finance S.a.r.l., Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), Maturing 4/30/29	EUR	100	107,511

Virgin Media Bristol, LLC, Term Loan, 3.31%, (1 mo. USD LIBOR + 2.50%), Maturing 1/31/28		3,800	3,603,893

			$7,950,561

10	See Notes to Financial Statements.

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/ Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics — 0.9%

Axalta Coating Systems US Holdings, Inc., Term Loan, 3.20%, (3 mo. USD LIBOR + 1.75%), Maturing 6/1/24		994	$970,888

Ferro Corporation, Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing 2/14/24		100	96,559

Ferro Corporation, Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing 2/14/24		98	94,504

H.B. Fuller Company, Term Loan, 2.72%, (1 mo. USD LIBOR + 2.00%), Maturing 10/20/24		219	211,066

Messer Industries GmbH, Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing 3/1/26	EUR	75	79,723

PQ Corporation, Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing 2/7/27		82	78,523

Starfruit Finco B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing 10/1/25	EUR	75	80,923

Starfruit Finco B.V., Term Loan, 3.86%, (1 mo. USD LIBOR + 3.00%), Maturing 10/1/25		199	181,808

Tronox Finance, LLC, Term Loan, 3.59%, (USD LIBOR + 2.75%), Maturing 9/23/24(11)		85	80,148

Univar, Inc., Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing 7/1/24		1,512	1,466,518

			$3,340,660

Containers and Glass Products — 0.6%

Reynolds Group Holdings, Inc., Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing 2/5/23		2,287	$2,189,725

			$2,189,725

Cosmetics/Toiletries — 0.7%

Kronos Acquisition Holdings, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing 5/15/23		2,700	$2,436,750

			$2,436,750

Drugs — 1.6%

Bausch Health Companies, Inc., Term Loan, 3.72%, (1 mo. USD LIBOR + 3.00%), Maturing 6/2/25		3,255	$3,154,357

Elanco Animal Health Incorporated, Term Loan, Maturing 2/4/27(12)		206	199,199

Horizon Therapeutics USA, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%), Maturing 5/22/26		51	50,123

Jaguar Holding Company II, Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing 8/18/22		2,384	2,344,895

			$5,748,574

Borrower/ Tranche Description	Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment — 0.3%

GFL Environmental, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%), Maturing 5/30/25	1,234	$1,215,053

		$1,215,053

Electronics/Electrical — 7.3%

Almonde, Inc., Term Loan, Maturing 6/13/24(12)	1,000	$873,333

Applied Systems, Inc., Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing 9/19/24	2,835	2,726,390

Avast Software B.V., Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing 9/29/23	37	36,415

Banff Merger Sub, Inc., Term Loan, 4.65%, (1 mo. USD LIBOR + 4.25%), Maturing 10/2/25	2,784	2,419,817

Electro Rent Corporation, Term Loan, 6.02%, (USD LIBOR + 5.00%), Maturing 1/31/24(11)	1,995	1,849,804

Epicor Software Corporation, Term Loan, 3.66%, (1 mo. USD LIBOR + 3.25%), Maturing 6/1/22	2,737	2,653,937

Go Daddy Operating Company, LLC, Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing 2/15/24	148	143,870

Hyland Software, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing 7/1/24	2,829	2,728,547

Infor (US), Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing 2/1/22	3,186	3,141,649

Informatica, LLC, Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing 2/25/27	2,375	2,241,406

MA FinanceCo., LLC, Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing 6/21/24	51	47,422

MACOM Technology Solutions Holdings, Inc., Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing 5/17/24	98	88,409

Seattle Spinco, Inc., Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing 6/21/24	344	320,255

SolarWinds Holdings, Inc., Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing 2/5/24	1,694	1,650,530

Tibco Software, Inc., Term Loan, 4.16%, (1 mo. USD LIBOR + 3.75%), Maturing 6/30/26	2,345	2,211,591

Uber Technologies, Inc., Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing 7/13/23	247	234,356

Uber Technologies, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing 4/4/25	990	939,604

Ultimate Software Group, Inc. (The), Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing 5/4/26	2,495	2,392,075

Western Digital Corporation, Term Loan, 2.77%, (1 mo. USD LIBOR + 1.75%), Maturing 4/29/23	139	134,728

		$26,834,138

Financial Intermediaries — 0.5%

BellRing Brands, LLC, Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing 10/21/24	239	$236,392

11	See Notes to Financial Statements.

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/ Tranche Description		Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)

Evergood 4 ApS, Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing 2/6/25	EUR	75	$78,203

Nets Holding A/S, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing 2/6/25	EUR	1,000	1,030,783

Spectacle Gary Holdings, LLC, Term Loan, 11.00%, (3 mo. USD LIBOR + 9.00%, Floor 2.00%), Maturing 12/23/25		416	363,882

Spectacle Gary Holdings, LLC, Term Loan, 11.00%, Maturing 12/23/25(13)		30	26,368

			$1,735,628

Food Products — 2.2%

CHG PPC Parent, LLC, Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), Maturing 3/31/25	EUR	100	$103,284

HLF Financing S.a.r.l., Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing 8/18/25		2,637	2,487,117

JBS USA Lux S.A., Term Loan, 3.07%, (6 mo. USD LIBOR + 2.00%), Maturing 5/1/26		2,904	2,818,200

Nomad Foods Europe Midco Limited, Term Loan, 3.06%, (1 mo. USD LIBOR + 2.25%), Maturing 5/15/24		2,650	2,568,844

			$7,977,445

Food Service — 0.6%

1011778 B.C. Unlimited Liability Company, Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing 11/19/26		2,419	$2,286,905

			$2,286,905

Health Care — 1.9%

ADMI Corp., Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), Maturing 4/30/25		98	$84,589

Avantor Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing 11/21/24		2,490	2,459,012

Change Healthcare Holdings, LLC, Term Loan, 3.50%, (3 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing 3/1/24		2,477	2,396,854

CHG Healthcare Services, Inc., Term Loan, 4.07%, (6 mo. USD LIBOR + 3.00%), Maturing 6/7/23		98	93,387

MPH Acquisition Holdings, LLC, Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), Maturing 6/7/23		1,193	1,101,712

National Mentor Holdings, Inc., Term Loan, 4.96%, (USD LIBOR + 4.25%), Maturing 3/9/26(11)		142	136,053

National Mentor Holdings, Inc., Term Loan, 5.71%, (3 mo. USD LIBOR + 4.25%), Maturing 3/9/26		6	6,179

Ortho-Clinical Diagnostics S.A., Term Loan, 4.27%, (1 mo. USD LIBOR + 3.25%), Maturing 6/30/25		392	351,194

Borrower/ Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)

RegionalCare Hospital Partners Holdings, Inc., Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing 11/17/25	125	$116,480

U.S. Anesthesia Partners, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing 6/23/24	78	67,411

		$6,812,871

Industrial Equipment — 2.4%

Apex Tool Group, LLC, Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), Maturing 8/1/24	2,077	$1,676,314

DexKo Global, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing 7/24/24	1,095	946,451

EWT Holdings III Corp., Term Loan, 3.45%, (2 mo. USD LIBOR + 2.75%), Maturing 12/20/24	1,369	1,327,623

Filtration Group Corporation, Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing 3/29/25	1,686	1,616,027

Gardner Denver, Inc., Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing 3/1/27	195	184,941

Gates Global, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing 4/1/24	98	91,299

Ingersoll-Rand Services Company, Term Loan, Maturing 3/1/27(12)	1,000	949,531

LTI Holdings, Inc., Term Loan, Maturing 9/6/25(12)	500	405,000

Robertshaw US Holding Corp., Term Loan, 4.25%, (USD LIBOR + 3.25%), Maturing 2/28/25(11)	1,941	1,433,675

Welbilt, Inc., Term Loan, Maturing 10/23/25(12)	181	148,396

		$8,779,257

Insurance — 2.6%

AmWINS Group, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing 1/25/24	1,836	$1,784,279

Asurion, LLC, Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%), Maturing 8/4/22	280	270,580

Asurion, LLC, Term Loan, Maturing 11/3/23(12)	500	479,750

Asurion, LLC, Term Loan - Second Lien, 6.90%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	3,000	2,893,749

Hub International Limited, Term Loan, 4.02%, (3 mo. USD LIBOR + 3.00%), Maturing 4/25/25	2,730	2,590,712

USI, Inc., Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing 5/16/24	1,494	1,406,510

		$9,425,580

Leisure Goods/Activities/Movies — 1.9%

Crown Finance US, Inc., Term Loan, 3.32%, (6 mo. USD LIBOR + 2.25%), Maturing 2/28/25	2,806	$1,851,983

12	See Notes to Financial Statements.

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/ Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods/Activities/Movies (continued)

Crown Finance US, Inc., Term Loan, 3.57%, (6 mo. USD LIBOR + 2.50%), Maturing 9/30/26		249	$156,713

Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing 2/1/24		2,250	2,066,485

Lindblad Expeditions, Inc., Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing 3/27/25		20	15,229

Lindblad Expeditions, Inc., Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing 3/27/25		79	60,915

Motion Finco S.a.r.l., Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing 11/13/26	EUR	1,200	1,183,518

Playtika Holding Corp., Term Loan, 7.07%, (6 mo. USD LIBOR + 6.00%), Maturing 12/10/24		1,409	1,398,594

SRAM, LLC, Term Loan, 3.75%, (USD LIBOR + 2.75%), Maturing 3/15/24(11)		207	198,278

Vue International Bidco PLC, Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing 7/3/26	EUR	42	39,606

			$6,971,321

Lodging and Casinos — 0.6%

CityCenter Holdings, LLC, Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing 4/18/24		147	$131,033

Four Seasons Hotels Limited, Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing 11/30/23		98	91,378

Golden Nugget, Inc., Term Loan, 3.46%, (USD LIBOR + 2.50%), Maturing 10/4/23(11)		2,421	1,984,137

			$2,206,548

Oil and Gas — 1.2%

CITGO Petroleum Corporation, Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing 7/29/21		1,545	$1,475,623

CITGO Petroleum Corporation, Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing 3/28/24		1,738	1,564,300

PSC Industrial Holdings Corp., Term Loan, 4.98%, (6 mo. USD LIBOR + 3.75%), Maturing 10/11/24		197	160,946

Tallgrass HoldCo, Term Loan, 6.20%, (3 mo. USD LIBOR + 4.75%), Maturing 3/11/26		1,875	1,361,914

			$4,562,783

Publishing — 0.5%

Getty Images, Inc., Term Loan, 4.94%, (1 mo. USD LIBOR + 4.50%), Maturing 2/19/26		2,167	$1,826,087

			$1,826,087

Borrower/ Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) — 1.2%

BJ’s Wholesale Club, Inc., Term Loan, 3.08%, (1 mo. USD LIBOR + 2.25%), Maturing 2/3/24		2,227	$2,174,543

Hoya Midco, LLC, Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing 6/30/24		198	143,586

PetSmart, Inc., Term Loan, 5.00%, (6 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing 3/11/22		2,000	1,946,000

			$4,264,129

Steel — 0.6%

GrafTech Finance, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing 2/12/25		2,109	$1,919,163

Zekelman Industries, Inc., Term Loan, 2.82%, (1 mo. USD LIBOR + 2.25%), Maturing 1/24/27		500	475,000

			$2,394,163

Telecommunications — 1.5%

CenturyLink, Inc., Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing 3/15/27		2,771	$2,631,342

eircom Finco S.a.r.l., Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing 5/15/26	EUR	76	81,751

Ziggo Financing Partnership, Term Loan, 3.31%, (1 mo. USD LIBOR + 2.50%), Maturing 4/30/28		2,850	2,680,188

			$5,393,281

Utilities — 0.7%

Brookfield WEC Holdings, Inc., Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing 8/1/25		298	$283,451

Calpine Corporation, Term Loan, 2.66%, (1 mo. USD LIBOR + 2.25%), Maturing 1/15/24		2,378	2,308,190

			$2,591,641

Total Senior Floating-Rate Loans (identified cost $150,768,402)			$142,047,190

Asset-Backed Securities — 6.0%
Security		Principal Amount (000’s omitted)	Value

Allegany Park CLO, Ltd.

Series 2019-1A, Class E, 8.609%, (3 mo. USD LIBOR + 6.78%), 1/20/33(1)(8)		$1,000	$723,265

Ares LII CLO, Ltd.

Series 2019-52A, Class D, 5.048%, (3 mo. USD LIBOR + 3.95%), 4/22/31(1)(8)		1,750	1,525,578

Series 2019-52A, Class E, 7.648%, (3 mo. USD LIBOR + 6.55%), 4/22/31(1)(8)		250	185,559

13	See Notes to Financial Statements.

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Bardot CLO, Ltd.

Series 2019-2A, Class E, 8.048%, (3 mo. USD LIBOR + 6.95%), 10/22/32(1)(8)	$500	$367,103

Benefit Street Partners CLO XIX, Ltd.

Series 2019-19A, Class D, 5.678%, (3 mo. USD LIBOR + 3.80%), 1/15/33(1)(8)	1,000	825,344

Series 2019-19A, Class E, 8.898%, (3 mo. USD LIBOR + 7.02%), 1/15/33(1)(8)	1,000	736,592

Benefit Street Partners CLO XVIII, Ltd.

Series 2019-18A, Class E, 8.119%, (3 mo. USD LIBOR + 6.90%), 10/15/32(1)(8)	500	366,619

BlueMountain CLO XXVI, Ltd.

Series 2019-26A, Class E, 8.835%, (3 mo. USD LIBOR + 7.70%), 10/20/32(1)(8)	500	390,416

BlueMountain CLO, Ltd.

Series 2018-1A, Class E, 6.710%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(8)	250	140,538

Carlyle Global Market Strategies CLO, Ltd.

Series 2014-3RA, Class C, 3.941%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(8)	2,725	2,155,331

Series 2014-4RA, Class C, 4.119%, (3 mo. USD LIBOR + 2.90%), 7/15/30(1)(8)	2,000	1,538,964

Series 2014-4RA, Class D, 6.869%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(8)	250	138,727

Series 2015-5A, Class DR, 7.835%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(8)	250	144,228

Coinstar Funding, LLC

Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	63	61,679

Foundation Finance Trust

Series 2017-1A, Class A, 3.30%, 7/15/33(1)	34	34,402

Invitation Homes Trust

Series 2018-SFR2, Class E, 2.814%, (1 mo. USD LIBOR + 2.00%), 6/17/37(1)(8)	400	369,315

Series 2018-SFR3, Class E, 2.751%, (1 mo. USD LIBOR + 2.00%), 7/17/37(1)(8)	3,000	2,766,652

Kayne CLO 5, Ltd.

Series 2019-5A, Class E, 7.72%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(8)	500	366,993

Madison Park Funding XXXVI, Ltd.

Series 2019-36A, Class D, 5.692%, (3 mo. USD LIBOR + 3.75%), 1/15/33(1)(8)	1,000	865,106

Series 2019-36A, Class E, 9.192%, (3 mo. USD LIBOR + 7.25%), 1/15/33(1)(8)	1,000	770,805

Neuberger Berman CLO XXII, Ltd.

Series 2016-22A, Class ER, 7.195%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(8)	250	175,750

NRZ Excess Spread-Collateralized Notes

Series 2018-PLS1, Class A, 3.193%, 1/25/23(1)	108	108,473

Security	Principal Amount (000’s omitted)	Value

Oaktree CLO, Ltd.

Series 2019-3A, Class D, 5.095%, (3 mo. USD LIBOR + 3.96%), 7/20/31(1)(8)	$2,500	$2,106,685

Series 2019-3A, Class E, 7.905%, (3 mo. USD LIBOR + 6.77%), 7/20/31(1)(8)	1,000	708,615

Palmer Square CLO, Ltd.

Series 2013-2A, Class DRR, 6.985%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(8)	250	175,102

Series 2019-1A, Class D, 8.935%, (3 mo. USD LIBOR + 7.00%), 11/14/32(1)(8)	500	388,923

Pnmac Gmsr Issuer Trust

Series 2018-GT2, Class A, 3.137%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(8)	117	97,230

Regatta XII Funding, Ltd.

Series 2019-1A, Class E, 8.069%, (3 mo. USD LIBOR + 6.85%), 10/15/32(1)(8)	400	306,619

Regatta XIV Funding, Ltd.

Series 2018-3A, Class E, 6.941%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(8)	1,000	650,159

Regatta XV Funding, Ltd.

Series 2018-4A, Class D, 7.491%, (3 mo. USD LIBOR + 6.50%), 10/25/31(1)(8)	250	168,756

Southwick Park CLO, LLC

Series 2019-4A, Class D, 4.985%, (3 mo. USD LIBOR + 3.85%), 7/20/32(1)(8)	3,000	2,583,966

Voya CLO, Ltd.

Series 2016-3A, Class DR, 7.215%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(8)	250	135,009

Total Asset-Backed Securities (identified cost $27,148,850)		$22,078,503

Collateralized Mortgage Obligations — 4.3%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2019-DNA1, Class M2, 3.137%, (1 mo. USD LIBOR + 2.65%), 1/25/49(1)(8)	$330	$296,163

Series 2019-DNA2, Class M2, 2.937%, (1 mo. USD LIBOR + 2.45%), 3/25/49(1)(8)	2,408	2,124,736

Series 2019-DNA3, Class M2, 2.537%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(8)	152	131,097

Series 2019-DNA4, Class M2, 2.437%, (1 mo. USD LIBOR + 1.95%), 10/25/49(1)(8)	357	299,152

Series 2020-DNA1, Class M2, 2.187%, (1 mo. USD LIBOR + 1.70%), 1/25/50(1)(8)	330	254,382

Series 2020-DNA2, Class M1, 1.237%, (1 mo. USD LIBOR + 0.75%), 2/25/50(1)(8)	3,271	3,141,010

14	See Notes to Financial Statements.

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association Connecticut Avenue Securities:

Series 2017-C07, Class 1M2, 2.887%, (1 mo. USD LIBOR + 2.40%), 5/25/30(8)	$1,333	$1,240,618

Series 2018-C06, Class 1M2, 2.487%, (1 mo. USD LIBOR + 2.00%), 3/25/31(8)	846	768,649

Series 2018-R07, Class 1M2, 2.887%, (1 mo. USD LIBOR + 2.40%), 4/25/31(1)(8)	332	310,281

Series 2019-R05, Class 1M2, 2.487%, (1 mo. USD LIBOR + 2.00%), 7/25/39(1)(8)	2,024	1,865,569

Series 2019-R07, Class 1M2, 2.587%, (1 mo. USD LIBOR + 2.10%), 10/25/39(1)(8)	2,566	2,244,766

Series 2020-R01, Class 1M2, 2.537%, (1 mo. USD LIBOR + 2.05%), 1/25/40(1)(8)	1,734	1,326,171

Government National Mortgage Association:

Series 2019-111, Class DZ, 3.50%, 4/20/48	699	698,586

Series 2019-111, Class LZ, 3.50%, 9/20/49	929	928,471

Total Collateralized Mortgage Obligations (identified cost $15,624,956)		$15,629,651

Commercial Mortgage-Backed Securities — 1.3%
Security	Principal Amount (000’s omitted)	Value

BAMLL Commercial Mortgage Securities Trust

Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(14)	$600	$419,067

Citigroup Commercial Mortgage Trust

Series 2017-MDRB, Class C, 3.314%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(8)	100	94,097

COMM Mortgage Trust

Series 2015-CR22, Class D, 4.245%, 3/10/48(1)(14)	100	73,694

JPMorgan Chase Commercial Mortgage Securities Trust

Series 2011-C5, Class D, 5.599%, 8/15/46(1)(14)	150	136,491

Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	150	133,904

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2016-C32, Class D, 3.396%, 12/15/49(1)(14)	1,785	1,116,182

Natixis Commercial Mortgage Securities Trust

Series 2018-FL1, Class C, 2.905%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(8)	100	88,353

Wells Fargo Commercial Mortgage Trust

Series 2015-LC22, Class C, 4.688%, 9/15/58(14)	100	90,472

Series 2016-C35, Class D, 3.142%, 7/15/48(1)	1,700	1,118,006

WF-RBS Commercial Mortgage Trust

Series 2014-C24, Class D, 3.692%, 11/15/47(1)	2,025	1,481,167

Total Commercial Mortgage-Backed Securities (identified cost $5,083,020)		$4,751,433

Foreign Government Bonds — 2.0%
Security	Principal Amount (000’s omitted)	Value

Egypt — 0.8%

Arab Republic of Egypt, 6.875%, 4/30/40(2)	$950	$792,070

Arab Republic of Egypt, 7.053%, 1/15/32(2)	2,500	2,247,125

Total Egypt		$3,039,195

Jordan — 0.5%

Jordan Government International Bond, 7.375%, 10/10/47(2)	$2,100	$1,955,606

Total Jordan		$1,955,606

Ukraine — 0.7%

Ukraine Government International Bond, 9.75%, 11/1/28(2)	$2,550	$2,507,346

Total Ukraine		$2,507,346

Total Foreign Government Bonds (identified cost $8,655,271)		$7,502,147

Common Stocks — 0.0%(7)
Security	Shares	Value

Oil and Gas — 0.0%

Sable Permian Resources, LLC(15)(16)(17)	11,719,991	$0

		$0

Radio and Television — 0.0%(7)

Clear Channel Outdoor Holdings, Inc.(16)(17)	401	$387

iHeartMedia, Inc., Class A(16)(17)	84	590

Total Common Stocks (identified cost $11,462,635)		$977

Exchange-Traded Funds — 2.4%
Security	Shares	Value

Vanguard Short-Term Corporate Bond ETF	109,300	$8,862,044

Total Exchange-Traded Funds (identified cost $8,539,184)		$8,862,044

15	See Notes to Financial Statements.

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Warrants — 0.0%(7)
Security	Shares	Value

iHeartMedia, Inc., Exp. 5/1/39(16)(17)	427	$2,997

Sable Permian Resources, LLC, Exp. 5/2/22(15)(16)(17)	1,938,645	0

Total Warrants (identified cost $7,076)		$2,997

Short-Term Investments — 10.9%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.47%(18)	40,094,156	$40,094,156

Total Short-Term Investments (identified cost $40,088,322)		$40,094,156

Total Investments — 103.6% (identified cost $418,438,828)		$379,660,716

Less Unfunded Loan Commitments — (0.0)%(7)		$(30,135)

Net Investments — 103.6% (identified cost $418,408,693)		$379,630,581

Other Assets, Less Liabilities — (3.6)%		$(13,271,860)

Net Assets — 100.0%		$366,358,721

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $110,884,999 or 30.3% of the Fund’s net assets.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities is $49,606,009 or 13.5% of the Fund’s net assets.

(3)	Security converts to variable rate after the indicated fixed-rate coupon period.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(6)	Step coupon security. Interest rate represents the rate in effect at April 30, 2020.

(7)	Amount is less than 0.05% or (0.05)%, as applicable.
(8)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2020.

(9)	When-issued security.

(10)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(11)

The stated interest rate represents the weighted average interest rate at April 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(12)	This Senior Loan will settle after April 30, 2020, at which time the interest rate will be determined.

(13)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At April 30, 2020, the total value of unfunded loan commitments is $26,368. See Note 1G for description.

(14)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2020.

(15)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 11).

(16)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(17)	Non-income producing security.

(18)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

16	See Notes to Financial Statements.

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	1,320,425	USD	1,413,996	Bank of America, N.A.	5/26/20	$33,564	$—

EUR	1,054,541	USD	1,212,459	Bank of America, N.A.	5/26/20	—	(56,383)

USD	2,591,595	EUR	2,374,967	Bank of America, N.A.	5/26/20	—	(12,041)

USD	1,903,335	EUR	1,706,528	State Street Bank and Trust Company	5/29/20	32,386	—

USD	107,198	EUR	98,099	State Street Bank and Trust Company	5/29/20	—	(353)

USD	10,258,450	EUR	9,447,000	Bank of America, N.A.	7/31/20	—	(112,840)

USD	10,258,157	EUR	9,447,000	Goldman Sachs International	7/31/20	—	(113,132)

USD	927,102	EUR	855,000	State Street Bank and Trust Company	7/31/20	—	(11,551)

USD	5,820,367	EUR	5,360,032	State Street Bank and Trust Company	7/31/20	—	(64,088)

USD	6,091,936	GBP	4,896,000	Bank of America, N.A.	7/31/20	—	(76,746)

USD	6,768,855	GBP	5,439,998	Citibank, N.A.	7/31/20	—	(85,233)

						$65,950	$(532,367)

Abbreviations:

EURIBOR	–	Euro Interbank Offered Rate

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

17	See Notes to Financial Statements.

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Unaffiliated investments, at value (identified cost, $378,320,371)	$339,536,425

Affiliated investment, at value (identified cost, $40,088,322)	40,094,156

Cash	828,969

Deposits for derivatives collateral — forward foreign currency exchange contracts	540,000

Foreign currency, at value (identified cost, $301,048)	301,059

Interest receivable	3,092,691

Dividends receivable from affiliated investment	17,261

Receivable for investments sold	3,675,880

Receivable for Fund shares sold	2,009,578

Receivable for open forward foreign currency exchange contracts	65,950

Tax reclaims receivable	36,381

Receivable from Affiliate	52,064

Total assets	$390,250,414

Liabilities

Cash collateral due to brokers	$540,000

Payable for investments purchased	20,106,670

Payable for when-issued securities	179,000

Payable for Fund shares redeemed	1,930,920

Payable for open forward foreign currency exchange contracts	532,367

Distributions payable	99,253

Payable to affiliates:

Investment adviser and administration fee	153,826

Distribution and service fees	46,295

Trustees’ fees	1,445

Other	17,354

Accrued expenses	284,563

Total liabilities	$23,891,693

Net Assets	$366,358,721

Sources of Net Assets

Paid-in capital	$618,030,105

Accumulated loss	(251,671,384)

Total	$366,358,721

18	See Notes to Financial Statements.

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Statement of Assets and Liabilities (Unaudited) — continued

Class A Shares

Net Assets	$49,661,858

Shares Outstanding	5,154,405

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.63

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$10.11

Class C Shares

Net Assets	$44,517,808

Shares Outstanding	4,616,299

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.64

Class I Shares

Net Assets	$269,285,051

Shares Outstanding	27,878,133

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.66

Class R6 Shares

Net Assets	$2,894,004

Shares Outstanding	299,647

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.66
On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

19	See Notes to Financial Statements.

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Interest income (net of foreign taxes, $2,123)	$7,015,870

Dividends (net of foreign taxes, $10,891)	50,413

Dividends from affiliated investment	206,820

Total investment income	$7,273,103

Expenses

Investment adviser and administration fee	$746,506

Distribution and service fees

Class A	50,610

Class C	191,756

Trustees’ fees and expenses	8,400

Custodian fee	39,623

Transfer and dividend disbursing agent fees	66,379

Legal and accounting services	51,530

Printing and postage	77,048

Registration fees	41,695

Miscellaneous	25,334

Total expenses	$1,298,881

Deduct —

Allocation of expenses to affiliates	$55,470

Total expense reductions	$55,470

Net expenses	$1,243,411

Net investment income	$6,029,692

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(3,863,647)

Investment transactions — affiliated investment	1,069

Swap contracts	(244,361)

Foreign currency transactions	(1,168)

Forward foreign currency exchange contracts	1,334,377

Net realized loss	$(2,773,730)

Change in unrealized appreciation (depreciation) —

Investments	$(31,538,031)

Investments — affiliated investment	4,818

Foreign currency	(17,960)

Forward foreign currency exchange contracts	(428,501)

Net change in unrealized appreciation (depreciation)	$(31,979,674)

Net realized and unrealized loss	$(34,753,404)

Net decrease in net assets from operations	$(28,723,712)

20	See Notes to Financial Statements.

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$6,029,692	$1,768,358

Net realized gain (loss)	(2,773,730)	424,181

Net change in unrealized appreciation (depreciation)	(31,979,674)	233,457

Net increase (decrease) in net assets from operations	$(28,723,712)	$2,425,996

Distributions to shareholders —

Class A	$(964,024)	$(65,398)

Class C	(764,523)	(21,758)

Class I	(4,822,670)	(1,708,455)

Class R6	(17,614)	(72	)(1)

Total distributions to shareholders	$(6,568,831)	$(1,795,683)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$9,982,563	$3,328,992

Class C	1,921,687	952,100

Class I	161,442,681	59,281,817

Class R6	2,433,697	10,000	(1)

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	745,722	63,031

Class C	643,265	21,696

Class I	4,611,676	1,708,425

Class R6	17,534	72	(1)

Cost of shares redeemed

Class A	(8,589,723)	(741,754)

Class C	(8,502,986)	(210,795)

Class I	(75,499,677)	(10,733,691)

Class R6	(443,889)	—

Net asset value of shares converted

Class A	758,999	195,807

Class C	(758,999)	(195,807)

Issued in connection with tax-free reorganization (see Note 12)

Class A	49,265,322	—

Class C	56,076,812	—

Class I	132,888,445	—

Class R6	968,404	—

Net increase in net assets from Fund share transactions	$327,961,533	$53,679,893

Net increase in net assets	$292,668,990	$54,310,206

Net Assets

At beginning of period	$73,689,731	$19,379,525

At end of period	$366,358,721	$73,689,731

(1)	For the period from the commencement of operations, September 3, 2019, to October, 31, 2019.

21	See Notes to Financial Statements.

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Financial Highlights

	Class A

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018		2017		2016		2015

Net asset value — Beginning of period	$10.760		$10.620	$10.830		$10.030		$9.870		$10.090

Income (Loss) From Operations

Net investment income(1)	$0.223		$0.496	$0.216		$0.142		$0.162		$0.210

Net realized and unrealized gain (loss)	(1.093)		0.148	(0.118)		0.860		0.332		(0.133)

Total income (loss) from operations	$(0.870)		$0.644	$0.098		$1.002		$0.494		$0.077

Less Distributions

From net investment income	$(0.260)		$(0.504)	$(0.308)		$(0.202)		$(0.163)		$(0.292)

From net realized gain	—		—	—		—		(0.072)		(0.005)

Tax return of capital	—		—	—		—		(0.099)		—

Total distributions	$(0.260)		$(0.504)	$(0.308)		$(0.202)		$(0.334)		$(0.297)

Net asset value — End of period	$9.630		$10.760	$10.620		$10.830		$10.030		$9.870

Total Return(2)(3)	(8.24	)%(4)	6.22%	0.89%		10.12%		5.26%		0.66%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$49,662		$3,888	$1,032		$25,477		$31,341		$38,285

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)(6)	0.99	%(7)	1.00%	1.08	%(8)(9)	1.08	%(8)(9)	1.17	%(8)(9)	1.23	%(8)(9)

Net investment income	4.35	%(7)	4.64%	2.00%		1.37%		1.65%		2.08%

Portfolio Turnover	48	%(4)	96%	113	%(10)	55	%(10)	49	%(10)	71	%(10)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator (and sub-adviser, if applicable) reimbursed certain operating expenses (equal to 0.04%, 0.70%, 0.22%, 0.14%, 0.20% and 0.18% of average daily net assets for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses for the period while the Fund was investing in the Portfolios.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Excludes expenses incurred by the Fund as a result of its investments in Affiliated Investment Funds (equal to 0.26%, 0.27%, 0.18% and 0.13% of average daily net assets for the years ended October 31, 2018, 2017, 2016 and 2015, respectively).

(9)

Includes interest and dividend expense, including on securities sold short, of less than 0.005% for each of the years ended October 31, 2018, 2017 and 2016 and 0.01% for the year ended October 31, 2015.

(10)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

References to Portfolios herein are to Massachusetts business trusts managed by Eaton Vance Management or its affiliates in which the Fund invested a substantial portion of its investable assets during the year ended October 31, 2018 and fiscal years prior thereto.

22	See Notes to Financial Statements.

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018		2017		2016		2015

Net asset value — Beginning of period	$10.770		$10.620	$10.790		$9.990		$9.830		$10.070

Income (Loss) From Operations

Net investment income(1)	$0.189		$0.411	$0.159		$0.057		$0.087		$0.070

Net realized and unrealized gain (loss)	(1.098)		0.154	(0.090)		0.866		0.336		(0.075)

Total income (loss) from operations	$(0.909)		$0.565	$0.069		$0.923		$0.423		$(0.005)

Less Distributions

From net investment income	$(0.221)		$(0.415)	$(0.239)		$(0.123)		$(0.121)		$(0.230)

From net realized gain	—		—	—		—		(0.072)		(0.005)

Tax return of capital	—		—	—		—		(0.070)		—

Total distributions	$(0.221)		$(0.415)	$(0.239)		$(0.123)		$(0.263)		$(0.235)

Net asset value — End of period	$9.640		$10.770	$10.620		$10.790		$9.990		$9.830

Total Return(2)(3)	(8.58	)%(4)	5.43%	0.63%		9.33%		4.42%		(0.07)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$44,518		$1,259	$693		$1,366		$1,526		$1,590

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)(6)	1.74	%(7)	1.75%	1.82	%(8)(9)	1.83	%(8)(9)	1.92	%(8)(9)	1.97	%(8)(9)

Net investment income	3.66	%(7)	3.85%	1.48%		0.56%		0.89%		0.69%

Portfolio Turnover	48	%(4)	96%	113	%(10)	55	%(10)	49	%(10)	71	%(10)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator (and sub-adviser, if applicable) reimbursed certain operating expenses (equal to 0.03%, 0.70%, 0.28%, 0.14%, 0.20% and 0.18% of average daily net assets for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses for the period while the Fund was investing in the Portfolios.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Excludes expenses incurred by the Fund as a result of its investments in Affiliated Investment Funds (equal to 0.26%, 0.27%, 0.18% and 0.14% of average daily net assets for the years ended October 31, 2018, 2017, 2016 and 2015, respectively).

(9)

Includes interest and dividend expense, including on securities sold short, of less than 0.005% for each of the years ended October 31, 2018, 2017 and 2016 and 0.01% for the year ended October 31, 2015.

(10)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

References to Portfolios herein are to Massachusetts business trusts managed by Eaton Vance Management or its affiliates in which the Fund invested a substantial portion of its investable assets during the year ended October 31, 2018 and fiscal years prior thereto.

23	See Notes to Financial Statements.

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018		2017		2016		2015

Net asset value — Beginning of period	$10.790		$10.650	$10.820		$10.020		$9.860		$10.080

Income (Loss) From Operations

Net investment income(1)	$0.239		$0.526	$0.278		$0.153		$0.236		$0.234

Net realized and unrealized gain (loss)	(1.096)		0.146	(0.093)		0.875		0.284		(0.131)

Total income (loss) from operations	$(0.857)		$0.672	$0.185		$1.028		$0.520		$0.103

Less Distributions

From net investment income	$(0.273)		$(0.532)	$(0.355)		$(0.228)		$(0.179)		$(0.318)

From net realized gain	—		—	—		—		(0.072)		(0.005)

Tax return of capital	—		—	—		—		(0.109)		—

Total distributions	$(0.273)		$(0.532)	$(0.355)		$(0.228)		$(0.360)		$(0.323)

Net asset value — End of period	$9.660		$10.790	$10.650		$10.820		$10.020		$9.860

Total Return(2)(3)	(8.10	)%(4)	6.48%	1.72%		10.41%		5.43%		1.03%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$269,285		$68,533	$17,654		$12,883		$11,812		$20,507

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)(6)	0.74	%(7)	0.75%	0.81	%(8)(9)	0.83	%(8)(9)	0.92	%(8)(9)	0.98	%(8)(9)

Net investment income	4.63	%(7)	4.90%	2.59%		1.47%		2.41%		2.31%

Portfolio Turnover	48	%(4)	96%	113	%(10)	55	%(10)	49	%(10)	71	%(10)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator (and sub-adviser, if applicable) reimbursed certain operating expenses (equal to 0.04%, 0.70%, 0.33%, 0.14%, 0.20% and 0.18% of average daily net assets for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses for the period while the Fund was investing in the Portfolios.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)

Excludes expenses incurred by the Fund as a result of its investments in Affiliated Investment Funds (equal to 0.26%, 0.27%, 0.18% and 0.13% of average daily net assets for the years ended October 31, 2018, 2017, 2016 and 2015, respectively).

(9)

Includes interest and dividend expense, including on securities sold short, of less than 0.005% for each of the years ended October 31, 2018, 2017 and 2016 and 0.01% for the year ended October 31, 2015.

(10)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

References to Portfolios herein are to Massachusetts business trusts managed by Eaton Vance Management or its affiliates in which the Fund invested a substantial portion of its investable assets during the year ended October 31, 2018 and fiscal years prior thereto.

24	See Notes to Financial Statements.

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Financial Highlights — continued

	Class R6
	Six Months Ended April 30, 2020 (Unaudited)		Period Ended October 31, 2019(1)

Net asset value — Beginning of period	$10.790		$10.820

Income (Loss) From Operations

Net investment income(2)	$0.239		$0.059

Net realized and unrealized loss	(1.096)		(0.011)

Total income (loss) from operations	$(0.857)		$0.048

Less Distributions

From net investment income	$(0.273)		$(0.078)

Total distributions	$(0.273)		$(0.078)

Net asset value — End of period	$9.660		$10.790

Total Return(3)(4)(5)	(8.10)%		0.44%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,894		$10

Ratios (as a percentage of average daily net assets):

Expenses(4)(6)	0.69%		0.75%

Net investment income(6)	4.67%		3.40%

Portfolio Turnover	48	%(5)	96	%(7)

(1)	For the period from the commencement of operations, September 3, 2019, to October, 31, 2019.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and sub-adviser reimbursed certain operating expenses (equal to 0.03% and 0.68% of average daily net assets for the six months ended April 30, 2020 and the period ended October 31, 2019, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

(7)	For the year ended October 31, 2019.

25	See Notes to Financial Statements.

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Multi-Asset Credit Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

26

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2020, the Fund had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the

27

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Credit Default Swaps — Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/ moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount equal to a certain percentage of the notional amount (initial margin), which is subject to adjustment. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

L  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains (if any) are made annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $3,058,243 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2019, $3,058,243 are long-term.

In addition, in connection with the reorganization described below in Note 12, the Fund acquired deferred capital losses of $205,967,131. Utilization of these deferred capital losses may be limited in accordance with certain income tax regulations.

28

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund, at April 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$418,924,236

Gross unrealized appreciation	$2,496,008

Gross unrealized depreciation	(42,256,080)

Net unrealized depreciation	$(39,760,072)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreement between the Fund and EVM effective December 16, 2019, the fee is computed at an annual rate of 0.55% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator and receives an advisory fee (“Investable Assets”) up to $1 billion, and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. Prior to December 16, 2019, the fee on Investable Assets was computed at an annual rate of 0.615% of the Fund’s average daily net assets up to $500 million and at reduced rates on Investable Assets of $500 million and over. For the six months ended April 30, 2020, the investment adviser and administration fee paid by the Fund on Investable Assets amounted to $746,506 or 0.55% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM pays Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and EVAIL have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses exceed 0.99%, 1.74%, 0.74% and 0.69% (1.00%, 1.75%, 0.75% and 0.69% prior to December 16, 2019) of the Fund’s average daily net assets for Class A, Class C, Class I, and Class R6, respectively. This agreement may be changed or terminated after February 28, 2021. Pursuant to this agreement, EVM and EVAIL were allocated $55,470 in total of the Fund’s operating expenses for the six months ended April 30, 2020.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2020, EVM earned $2,902 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $7,895 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2020. EVD also received distribution and service fees from Class A and Class C shares (see Note 5) and contingent deferred sales charges (see Note 6).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the six months ended April 30, 2020 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$241,251,613	$114,433,074

U.S. Government and Agency Securities	14,184,818	5,959,389

	$255,436,431	$120,392,463

29

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

5  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2020 amounted to $50,610 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2020, the Fund paid or accrued to EVD $143,817 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2020 amounted to $47,939 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

6  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2020, the Fund was informed that EVD received approximately $3,000 and $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	944,024	308,976

Issued to shareholders electing to receive payments of distributions in Fund shares	72,840	5,904

Redemptions	(834,908)	(69,352)

Issued in connection with tax-free reorganization (see Note 12)	4,539,278	—

Converted from Class C shares	71,895	18,590

Net increase	4,793,129	264,118

Class C	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	192,712	87,931

Issued to shareholders electing to receive payments of distributions in Fund shares	62,725	2,034

Redemptions	(846,260)	(19,810)

Issued in connection with tax-free reorganization (see Note 12)	5,162,109	—

Converted to Class A shares	(71,827)	(18,590)

Net increase	4,499,459	51,565

30

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	16,448,375	5,531,971

Issued to shareholders electing to receive payments of distributions in Fund shares	448,471	159,376

Redemptions	(7,582,756)	(997,550)

Issued in connection with tax-free reorganization (see Note 12)	12,212,440	—

Net increase	21,526,530	4,693,797

Class R6	Six Months Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019(1)

Sales	250,151	924

Issued to shareholders electing to receive payments of distributions in Fund shares	1,715	7

Redemptions	(42,156)	—

Issued in connection with tax-free reorganization (see Note 12)	89,006	—

Net increase	298,716	931

(1)	For the period from the commencement of operations, September 3, 2019, to October, 31, 2019.

At April 30, 2020, an Eaton Vance collective investment trust and donor advised and pooled income funds (established and maintained by a public charity) managed by EVM owned in the aggregate 26.3% of the value of the outstanding shares of the Fund.

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2020 is included in the Portfolio of Investments. At April 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Fund is subject to the following risks:

Credit Risk:  During the six months ended April 30, 2020, the Fund entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk:  The Fund engages in forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates.

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $532,367. At April 30, 2020, there were no assets pledged by the Fund for such liability.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative

31

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2020 approximated its fair value. If measured at fair value such liability would have been considered as Level 2 in the fair value hierarchy (see Note 11) at April 30, 2020.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2020 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$65,950	(1)	$(532,367	)(2)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of April 30, 2020.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$33,564	$(33,564)	$—	$—	$—

State Street Bank and Trust Company	32,386	(32,386)	—	—	—

	$65,950	$(65,950)	$—	$—	$—

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(258,010)	$33,564	$—	$—	$(224,446)

Citibank, N.A.	(85,233)	—	—	—	(85,233)

Goldman Sachs International	(113,132)	—	—	—	(113,132)

State Street Bank and Trust Company	(75,992)	32,386	—	—	(43,606)

	$(532,367)	$65,950	$—	$—	$(466,417)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

32

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2020 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Credit	Credit default swaps	$(244,361)	$—

Foreign exchange	Forward foreign currency exchange contracts	1,334,377	(428,501)

Total		$1,090,016	$(428,501)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts and Forward foreign currency exchange contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2020, which are indicative of the volume of these derivative types, were approximately as follows:

Forward Foreign Currency Exchange Contracts*	Swap Contracts

$37,826,000	$3,571,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2020.

10  Investments in Affiliated Funds

At April 30, 2020, the value of the Fund’s investment in affiliated funds was $40,094,156, which represents 10.9% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$8,204,172	$401,448,867	$(369,564,770)	$1,069	$4,818	$40,094,156	$206,820	40,094,156

33

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Corporate Bonds & Notes	$—	$138,691,618	$—	$138,691,618

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	142,017,055	—	142,017,055

Asset-Backed Securities	—	22,078,503	—	22,078,503

Collateralized Mortgage Obligations	—	15,629,651	—	15,629,651

Commercial Mortgage-Backed Securities	—	4,751,433	—	4,751,433

Foreign Government Bonds	—	7,502,147	—	7,502,147

Common Stocks	977	—	0	977

Exchange-Traded Funds	8,862,044	—	—	8,862,044

Warrants	2,997	—	0	2,997

Short-Term Investments	—	40,094,156	—	40,094,156

Total Investments	$8,866,018	$370,764,563	$0	$379,630,581

Forward Foreign Currency Exchange Contracts	$—	$65,950	$—	$65,950

Total	$8,866,018	$370,830,513	$0	$379,696,531

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(532,367)	$—	$(532,367)

Total	$—	$(532,367)	$—	$(532,367)

*	None of unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2020 is not presented.

12  Reorganization

At the close of business on December 13, 2019, the Fund acquired the net assets of Eaton Vance Multisector Income Fund (Multisector Income Fund) pursuant to an Agreement and Plan of Reorganization approved by shareholders of Multisector Income Fund. The purpose of the transaction was to combine two funds managed by EVM with substantially similar investment objectives and policies. The reorganization was accomplished by a tax-free exchange of 4,386,415 shares of Class A of the Fund (valued at $47,606,278) for the 4,547,826 shares of Class A of Multisector Income Fund, 5,162,109 shares of Class C of the Fund (valued at $56,076,812) for the 5,370,501 shares of Class C of Multisector Income Fund, 12,212,440 shares of Class I of the Fund (valued at $132,888,445) for the 12,694,327 shares of Class I of Multisector Income Fund, 152,863 shares of Class A of the Fund (valued at $1,659,044) for the 158,727 shares of Class R of Multisector Income Fund and 89,006 shares of Class R6 of the Fund (valued at $968,404) for the 92,471 shares of Class R6 of Multisector Income Fund, each outstanding on December 13, 2019.

The investment portfolio of Multisector Income Fund, with a fair value of $169,177,982 and identified cost of $176,544,264 and cash were the principal assets acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value;

34

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

however, the identified cost of the investments received from Multisector Income Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of the Fund immediately before the acquisition were $95,039,766. The net assets of Multisector Income Fund at that date of $239,198,983, including $206,134,234 of accumulated net realized losses and $7,329,068 of unrealized depreciation, were combined with those of the Fund, resulting in combined net assets of $334,238,749.

Assuming the acquisition had been completed on November 1, 2019, the beginning of the Fund’s annual reporting period, the Fund’s pro forma results of operations for the six months ended April 30, 2020 are as follows:

Net investment income	$6,992,757

Net realized and unrealized loss	$(34,715,964)

Net decrease in net assets from operations	$(27,723,207)

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of Multisector Income Fund that have been included in the Fund’s Statement of Operations since December 13, 2019.

13  Risks and Uncertainties

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund’s investments.

35

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

[1]

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

36

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Multi-Asset Credit Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), and the sub-advisory agreement between the Adviser and Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment

37

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

research, and similar services to the Fund, including recent changes to such personnel. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the investment strategies of the Fund. With respect to the Sub-adviser, the Board considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement. The Board also considered the abilities and experience of the Adviser’s and the Sub-adviser’s investment professionals in analyzing factors relevant to investing in credit-related investments, including fixed income, variable-rate, and floating-rate debt investments as well as derivatives that provide exposure to such investments. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three- and five-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period ended September 30, 2019. The Board also noted that the performance of the Fund was higher than its primary and secondary benchmark indexes and lower than its custom benchmark index for the same three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds. The Board also considered that the management fees paid by the Fund are for services that are in addition to, and are not duplicative of, services provided under the advisory contract(s) of the exchange traded funds in which the Fund may invest.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

38

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

39

Eaton Vance

Multi-Asset Credit Fund

April 30, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

40

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

41

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7783    4.30.20

Parametric

Tax-Managed International Equity Fund

Semiannual Report

April 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/ppafunddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-260-0761. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser and Parametric, sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report April 30, 2020

Parametric

Tax-Managed International Equity Fund

Parametric

Tax-Managed International Equity Fund

April 30, 2020

Performance1,2

Portfolio Managers Thomas C. Seto, Paul W. Bouchey, CFA and Jennifer Sireklove, CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Investor Class at NAV	04/22/1998	04/22/1998	–13.09%	–10.15%	0.85%	3.10%
Class C at NAV	04/22/1998	04/22/1998	–13.41	–10.74	0.11	2.33
Class C with 1% Maximum Sales Charge	—	—	–14.26	–11.62	0.11	2.33
Institutional Class at NAV	09/02/2008	04/22/1998	–12.99	–9.88	1.10	3.37

MSCI EAFE Index	—	—	–14.21%	–11.34%	–0.17%	3.55%

% After-Tax Returns with Maximum Sales Charge	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Investor Class After Taxes on Distributions	04/22/1998	04/22/1998	–10.27%	0.73%	3.00%
Investor Class After Taxes on Distributions and Sale of Fund Shares	—	—	–5.18	0.98	2.82
Class C After Taxes on Distributions	04/22/1998	04/22/1998	–11.57	0.11	2.30
Class C After Taxes on Distributions and Sale of Fund Shares	—	—	–6.23	0.34	2.12
Institutional Class After Taxes on Distributions	09/02/2008	04/22/1998	–10.04	0.94	3.26
Institutional Class After Taxes on Distributions and Sale of Fund Shares	—	—	–4.96	1.20	3.09

% Total Annual Operating Expense Ratios[3]			Investor Class	Class C	Institutional Class

Gross			1.56%	2.31%	1.31%
Net			1.05	1.80	0.80

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric

Tax-Managed International Equity Fund

April 30, 2020

Fund Profile4

Sector Allocation (% of net assets)5

Geographic Allocation (% of common stocks)

Top 10 Holdings (% of net assets)5

Nestle S.A.	1.1%
CSL, Ltd.	1.1
Air Liquide SA	1.1
Sanofi	1.0
SAP SE	0.9
Unilever NV	0.9
Cie Financiere Richemont SA	0.8
Deutsche Telekom AG	0.8
AstraZeneca PLC	0.8

ASML Holding NV	0.8

Total	9.3%

See Endnotes and Additional Disclosures in this report.

3

Parametric

Tax-Managed International Equity Fund

April 30, 2020

Endnotes and Additional Disclosures

[1]

MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Parametric

Tax-Managed International Equity Fund

April 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 – April 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/19)	Ending Account Value (4/30/20)	Expenses Paid During Period* (11/1/19 – 4/30/20)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$869.10	$4.88	**	1.05%
Class C	$1,000.00	$865.90	$8.35	**	1.80%
Institutional Class	$1,000.00	$870.10	$3.72	**	0.80%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,019.60	$5.27	**	1.05%
Class C	$1,000.00	$1,015.90	$9.02	**	1.80%
Institutional Class	$1,000.00	$1,020.90	$4.02	**	0.80%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2019. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, the expenses would be higher.

5

Parametric

Tax-Managed International Equity Fund

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Investment in Tax-Managed International Equity Portfolio, at value (identified cost, $33,219,792)	$29,348,831

Receivable for Fund shares sold	4,865

Receivable from affiliates	9,764

Total assets	$29,363,460

Liabilities

Payable for Fund shares redeemed	$1,773,280

Payable to affiliates:

Distribution and service fees	4,404

Trustees’ fees	43

Accrued expenses	48,494

Total liabilities	$1,826,221

Net Assets	$27,537,239

Sources of Net Assets

Paid-in capital	$31,470,301

Accumulated loss	(3,933,062)

Total	$27,537,239

Investor Class Shares

Net Assets	$16,911,659

Shares Outstanding	1,756,394

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.63

Class C Shares

Net Assets	$1,333,551

Shares Outstanding	146,141

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$9.13

Institutional Class Shares

Net Assets	$9,292,029

Shares Outstanding	968,098

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$9.60

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

6	See Notes to Financial Statements.

Parametric

Tax-Managed International Equity Fund

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Dividends allocated from Portfolio (net of foreign taxes, $54,457)	$377,180

Securities lending income allocated from Portfolio, net	7,293

Expenses allocated from Portfolio	(116,166)

Total investment income from Portfolio	$268,307

Expenses

Distribution and service fees

Investor Class	$24,968

Class C	8,553

Trustees’ fees and expenses	250

Custodian fee	11,468

Transfer and dividend disbursing agent fees	31,088

Legal and accounting services	14,186

Printing and postage	11,538

Registration fees	33,714

Miscellaneous	4,550

Total expenses	$140,315

Deduct —

Allocation of expenses to affiliates	$83,951

Total expense reductions	$83,951

Net expenses	$56,364

Net investment income	$211,943

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions	$179,081

Foreign currency transactions	(4,029)

Net realized gain	$175,052

Change in unrealized appreciation (depreciation) —

Investments	$(5,308,101)

Foreign currency	147

Net change in unrealized appreciation (depreciation)	$(5,307,954)

Net realized and unrealized loss	$(5,132,902)

Net decrease in net assets from operations	$(4,920,959)

7	See Notes to Financial Statements.

Parametric

Tax-Managed International Equity Fund

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$211,943	$807,431

Net realized gain	175,052	2,079,802

Net change in unrealized appreciation (depreciation)	(5,307,954)	853,803

Net increase (decrease) in net assets from operations	$(4,920,959)	$3,741,036

Distributions to shareholders —

Investor Class	$(485,025)	$(286,290)

Class C	(26,198)	(52,485)

Institutional Class	(349,344)	(235,516)

Total distributions to shareholders	$(860,567)	$(574,291)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Investor Class	$129,662	$404,588

Class C	21,257	42,756

Institutional Class	1,986,047	4,526,537

Net asset value of shares issued to shareholders in payment of distributions declared

Investor Class	454,889	267,525

Class C	17,501	46,909

Institutional Class	324,944	210,900

Cost of shares redeemed

Investor Class	(2,343,861)	(2,767,229)

Class C	(178,392)	(500,286)

Institutional Class	(4,012,312)	(4,500,027)

Net asset value of shares converted

Investor Class	99,950	4,076,244

Class C	(99,950)	(4,076,244)

Net decrease in net assets from Fund share transactions	$(3,600,265)	$(2,268,327)

Net increase (decrease) in net assets	$(9,381,791)	$898,418

Net Assets

At beginning of period	$36,919,030	$36,020,612

At end of period	$27,537,239	$36,919,030

8	See Notes to Financial Statements.

Parametric

Tax-Managed International Equity Fund

April 30, 2020

Financial Highlights

	Investor Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$11.330		$10.370	$11.310	$9.460	$9.590	$9.850

Income (Loss) From Operations

Net investment income(1)	$0.062		$0.242	$0.179	$0.204	$0.156	$0.148

Net realized and unrealized gain (loss)	(1.503)		0.887	(0.848)	1.810	(0.140)	(0.177)

Total income (loss) from operations	$(1.441)		$1.129	$(0.669)	$2.014	$0.016	$(0.029)

Less Distributions

From net investment income	$(0.259)		$(0.169)	$(0.271)	$(0.164)	$(0.146)	$(0.231)

Total distributions	$(0.259)		$(0.169)	$(0.271)	$(0.164)	$(0.146)	$(0.231)

Net asset value — End of period	$9.630		$11.330	$10.370	$11.310	$9.460	$9.590

Total Return(2)(3)	(13.09	)%(4)	11.16%	(6.09)%	21.69%	0.21%	(0.27)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$16,912		$21,757	$17,824	$21,885	$19,851	$22,987

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)(6)	1.05	%(7)	1.05%	1.05%	1.11%	1.50%	1.50%

Net investment income	1.16	%(7)	2.26%	1.59%	2.00%	1.67%	1.52%

Portfolio Turnover of the Portfolio	5	%(4)	37%	30%	26%	14%	11%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The administrator of the Fund and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.48%, 0.51%, 0.41%, 0.34%, 0.22% and 0.18% of average daily net assets for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

9	See Notes to Financial Statements.

Parametric

Tax-Managed International Equity Fund

April 30, 2020

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$10.690		$9.770	$10.670	$8.930	$9.060	$9.310

Income (Loss) From Operations

Net investment income(1)	$0.020		$0.119	$0.086	$0.121	$0.080	$0.070

Net realized and unrealized gain (loss)	(1.429)		0.886	(0.794)	1.713	(0.135)	(0.164)

Total income (loss) from operations	$(1.409)		$1.005	$(0.708)	$1.834	$(0.055)	$(0.094)

Less Distributions

From net investment income	$(0.151)		$(0.085)	$(0.192)	$(0.094)	$(0.075)	$(0.156)

Total distributions	$(0.151)		$(0.085)	$(0.192)	$(0.094)	$(0.075)	$(0.156)

Net asset value — End of period	$9.130		$10.690	$9.770	$10.670	$8.930	$9.060

Total Return(2)(3)	(13.41	)%(4)	10.42%	(6.78)%	20.78%	(0.60)%	(1.00)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,334		$1,862	$6,186	$8,026	$7,653	$9,092

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)(6)	1.80	%(7)	1.80%	1.80%	1.86%	2.25%	2.25%

Net investment income	0.39	%(7)	1.20%	0.81%	1.26%	0.91%	0.76%

Portfolio Turnover of the Portfolio	5	%(4)	37%	30%	26%	14%	11%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The administrator of the Fund and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.48%, 0.51%, 0.41%, 0.34%, 0.22% and 0.18% of average daily net assets for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

10	See Notes to Financial Statements.

Parametric

Tax-Managed International Equity Fund

April 30, 2020

Financial Highlights — continued

	Institutional Class

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$11.310		$10.350	$11.290	$9.450	$9.580	$9.840

Income (Loss) From Operations

Net investment income(1)	$0.077		$0.264	$0.198	$0.233	$0.179	$0.168

Net realized and unrealized gain (loss)	(1.500)		0.895	(0.840)	1.796	(0.137)	(0.169)

Total income (loss) from operations	$(1.423)		$1.159	$(0.642)	$2.029	$0.042	$(0.001)

Less Distributions

From net investment income	$(0.287)		$(0.199)	$(0.298)	$(0.189)	$(0.172)	$(0.259)

Total distributions	$(0.287)		$(0.199)	$(0.298)	$(0.189)	$(0.172)	$(0.259)

Net asset value — End of period	$9.600		$11.310	$10.350	$11.290	$9.450	$9.580

Total Return(2)(3)	(12.99	)%(4)	11.52%	(5.88)%	21.95%	0.49%	0.01%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,292		$13,301	$12,011	$10,331	$6,436	$5,914

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)(6)	0.80	%(7)	0.80%	0.80%	0.85%	1.25%	1.25%

Net investment income	1.44	%(7)	2.48%	1.76%	2.27%	1.92%	1.73%

Portfolio Turnover of the Portfolio	5	%(4)	37%	30%	26%	14%	11%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The administrator of the Fund and sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.48%, 0.51%, 0.41%, 0.35%, 0.22% and 0.18% of average daily net assets for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

11	See Notes to Financial Statements.

Parametric

Tax-Managed International Equity Fund

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Tax-Managed International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Investor Class and Institutional Class shares are sold at net asset value and are not subject to a sales charge. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective March 1, 2013, Class C shares of the Fund are no longer available for purchase, except by existing shareholders (including shares acquired through the reinvestment of dividends and distributions) or employer sponsored retirement plans. Effective January 25, 2019, Class C shares of the Fund generally automatically convert to Investor Class shares ten years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed International Equity Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (50.8% at April 30, 2020). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolio.

As of April 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

12

Parametric

Tax-Managed International Equity Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. EVM and Parametric Portfolio Associates LLC (Parametric), the sub-adviser of the Portfolio and a wholly-owned indirect subsidiary of Eaton Vance Corp., have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80% and 0.80% of the Fund’s average daily net assets for Investor Class, Class C and Institutional Class, respectively. This agreement may be changed or terminated after February 28, 2021. Pursuant to this agreement, EVM and Parametric were allocated $83,951 in total of the Fund’s operating expenses for the six months ended April 30, 2020. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2020, EVM earned $9,886 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2020 amounted to $24,968 for Investor Class shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2020, the Fund paid or accrued to EVD $6,415 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2020 amounted to $2,138 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2020, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders.

6  Investment Transactions

For the six months ended April 30, 2020, increases and decreases in the Fund’s investment in the Portfolio aggregated $714,162 and $3,465,303, respectively.

13

Parametric

Tax-Managed International Equity Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	11,967	38,335

Issued to shareholders electing to receive payments of distributions in Fund shares	39,728	27,495

Redemptions	(225,439)	(260,598)

Converted from Class C shares	10,012	395,604

Net increase (decrease)	(163,732)	200,836

Class C	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	2,061	4,302

Issued to shareholders electing to receive payments of distributions in Fund shares	1,609	5,077

Redemptions	(21,221)	(51,024)

Converted to Investor Class shares	(10,518)	(417,431)

Net decrease	(28,069)	(459,076)

Institutional Class	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	189,164	430,726

Issued to shareholders electing to receive payments of distributions in Fund shares	28,504	21,742

Redemptions	(425,663)	(436,379)

Net increase (decrease)	(207,995)	16,089

14

Tax-Managed International Equity Portfolio

April 30, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 98.7%
Security	Shares	Value

Australia — 8.9%

AGL Energy, Ltd.	18,091	$198,549

ASX, Ltd.	638	33,639

Atlas Arteria, Ltd.	10,339	41,721

Atlassian Corp. PLC, Class A(1)	2,300	357,627

Aurizon Holdings, Ltd.	7,700	23,391

AusNet Services	95,565	116,553

BHP Group, Ltd.	8,972	183,157

Brambles, Ltd.	17,422	124,525

Caltex Australia, Ltd.	4,560	73,415

Charter Hall Group	4,698	23,215

Charter Hall Long Wale REIT	6,388	18,518

Coca-Cola Amatil, Ltd.	15,577	86,726

Commonwealth Bank of Australia	4,049	163,565

Computershare, Ltd.	10,972	86,324

Cromwell Property Group(2)	28,254	14,401

Crown Resorts, Ltd.	4,819	30,849

CSL, Ltd.	3,230	643,827

Dexus	13,975	82,960

Domain Holdings Australia, Ltd.(2)	11,297	19,130

Domino’s Pizza Enterprises, Ltd.(2)	933	34,911

GPT Group (The)	22,015	60,503

GWA Group, Ltd.(2)	11,241	20,177

Hansen Technologies, Ltd.	14,633	26,609

Harvey Norman Holdings, Ltd.(2)	17,000	30,502

Inghams Group, Ltd.	17,894	40,541

Integrated Research, Ltd.	9,777	19,923

IRESS, Ltd.	3,720	27,134

James Hardie Industries PLC CDI	4,004	57,480

JB Hi-Fi, Ltd.(2)	3,464	78,312

Link Administration Holdings, Ltd.	13,718	33,472

Medibank Pvt, Ltd.	16,474	28,859

Mirvac Group	41,842	60,800

National Australia Bank, Ltd.	5,991	65,646

Newcrest Mining, Ltd.	2,354	42,663

Northern Star Resources, Ltd.	3,606	29,119

Oil Search, Ltd.	19,405	38,083

Orica, Ltd.	4,147	48,058

Qantas Airways, Ltd.	19,011	47,217

REA Group, Ltd.(2)	1,183	67,690

Rio Tinto, Ltd.	2,553	143,890

Santos, Ltd.	13,252	42,139

Scentre Group	51,564	77,462

Shopping Centres Australasia Property Group(2)	20,523	29,748

Sonic Healthcare, Ltd.	1,319	23,294

Security	Shares	Value

Australia (continued)

Spark Infrastructure Group	66,000	$81,061

Star Entertainment Group, Ltd. (The)	18,186	35,653

Suncorp Group, Ltd.	4,024	23,922

Sydney Airport	17,791	72,470

Tabcorp Holdings, Ltd.	14,343	29,903

Technology One, Ltd.	10,774	66,094

Telstra Corp., Ltd.	119,713	235,501

TPG Telecom, Ltd.	9,828	46,896

Transurban Group(2)	15,294	136,342

Vocus Group, Ltd.(1)	18,112	35,956

Washington H. Soul Pattinson & Co., Ltd.(2)	4,310	51,835

Wesfarmers, Ltd.	10,096	245,226

Westpac Banking Corp.	8,556	89,018

Woodside Petroleum, Ltd.	12,096	173,205

Woolworths Group, Ltd.	14,196	328,523

		$5,147,929

Austria — 1.2%

ams AG(1)	5,682	$74,587

ANDRITZ AG(1)	1,561	51,291

BAWAG Group AG(1)(3)	822	27,938

CA Immobilien Anlagen AG	1,063	33,747

Erste Group Bank AG	2,269	49,176

IMMOFINANZ AG	2,066	38,150

Lenzing AG(1)	466	26,635

Oesterreichische Post AG(2)	768	28,943

OMV AG	2,236	73,009

Rhi Magnesita NV	859	26,386

S&T AG	1,191	26,231

Telekom Austria AG	8,000	56,284

UNIQA Insurance Group AG	2,006	13,524

Verbund AG	2,140	96,894

Wienerberger AG	2,605	48,790

		$671,585

Belgium — 2.2%

Ackermans & van Haaren NV	184	$24,387

Ageas	1,164	41,955

Anheuser-Busch InBev SA/NV	2,330	108,508

Barco NV	627	100,022

Befimmo SA(2)	1,120	49,994

Bekaert SA	2,338	49,427

bpost SA	3,481	24,289

Cofinimmo SA	488	67,843

Colruyt SA	478	28,647

15	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Belgium (continued)

D’Ieteren SA/NV	637	$31,923

Econocom Group SA/NV	10,730	20,652

Elia Group SA/NV(2)	938	107,854

Euronav SA	5,526	61,721

Groupe Bruxelles Lambert SA	459	36,718

KBC Ancora	539	18,926

Orange Belgium SA	1,916	31,872

Proximus SADP	4,820	102,875

Sofina SA	150	35,327

Solvay SA	1,005	78,498

Tessenderlo Group SA(1)	1,340	37,417

UCB SA	1,564	143,323

Warehouses De Pauw CVA	2,032	55,745

		$1,257,923

Denmark — 2.3%

ALK-Abello A/S(1)	138	$35,104

Bakkafrost P/F	532	26,248

Carlsberg A/S, Class B	1,041	131,325

Chr. Hansen Holding A/S	850	73,290

Drilling Co of 1972 A/S (The)(1)	483	11,364

DSV PANALPINA A/S	1,341	139,330

ISS A/S(1)	813	12,087

Jyske Bank A/S(1)	949	25,616

Novo Nordisk A/S, Class B	2,676	170,702

Novozymes A/S, Class B	1,992	97,721

Orsted A/S(3)	1,640	165,657

Pandora A/S	2,258	80,291

Ringkjoebing Landbobank A/S	652	40,928

Rockwool International A/S, Class B	97	20,386

Royal Unibrew A/S(1)	464	35,898

SimCorp A/S	1,160	107,148

Sydbank A/S	1,310	21,646

Topdanmark A/S	972	39,237

Tryg A/S	1,584	42,245

Vestas Wind Systems A/S(2)	342	29,369

		$1,305,592

Finland — 2.3%

Citycon Oyj(2)	2,400	$15,853

Elisa Oyj	2,351	142,866

Fortum Oyj(2)	7,644	126,662

Huhtamaki Oyj(1)	736	27,471

Kemira Oyj	2,727	32,806

Kesko Oyj, Class B(2)	9,072	147,820

Security	Shares	Value

Finland (continued)

Kone Oyj, Class B	1,663	$100,701

Neste Oyj	4,017	141,862

Nokia Oyj(1)	23,544	84,875

Nordea Bank Abp(1)	10,249	65,736

Orion Oyj, Class B	3,174	161,297

Sampo Oyj, Class A(1)	1,342	44,484

TietoEVRY Oyj(2)	956	23,294

Tokmanni Group Corp.	9,699	117,986

UPM-Kymmene Oyj	3,184	87,322

Valmet Oyj(1)	1,377	31,491

		$1,352,526

France — 8.8%

Air Liquide SA	4,818	$612,147

Alstom SA	840	34,456

Altarea SCA	208	25,461

Alten SA	634	45,647

Atos SE	1,046	74,804

AXA SA	8,332	148,114

BNP Paribas SA	1,912	60,068

Bouygues SA(1)	1,100	33,845

Cie Generale des Etablissements Michelin SCA	484	46,765

CNP Assurances(1)	2,759	28,464

Covivio	1,309	82,207

Danone SA	2,873	200,240

Dassault Systemes SE	1,540	225,564

Devoteam SA	244	18,573

Engie SA	22,570	244,875

EssilorLuxottica SA	1,642	203,976

Eurazeo SE	634	30,364

Eutelsat Communications SA	985	11,028

Gecina SA	1,055	138,428

Getlink SE	2,197	28,023

Hermes International	100	73,107

Ingenico Group SA	754	94,867

Legrand SA	560	37,544

LVMH Moet Hennessy Louis Vuitton SE	650	251,285

Orange SA	31,518	382,913

Pernod-Ricard SA	1,615	246,603

Quadient	1,050	14,500

Renault SA	569	11,212

Safran SA	692	64,336

Sanofi	5,890	575,298

SCOR SE	1,880	52,968

Societe BIC SA	422	21,110

Suez	5,207	58,898

16	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

France (continued)

Talend SA ADR(1)	500	$13,040

Teleperformance	177	39,650

Thales SA	600	45,439

Total SA	11,380	403,903

Unibail-Rodamco-Westfield	1,203	71,231

Veolia Environnement SA	5,261	112,156

Vinci SA	1,159	94,947

Vivendi SA	3,561	76,964

Wendel SE	356	30,540

		$5,065,560

Germany — 8.9%

adidas AG	579	$132,552

Allianz SE	1,565	288,009

Aroundtown SA	19,648	105,684

BASF SE	6,113	312,842

Bayer AG	2,172	142,851

Bayerische Motoren Werke AG	1,291	75,943

Beiersdorf AG	2,259	236,356

Continental AG	589	49,218

Delivery Hero SE(1)(3)	754	63,951

Deutsche Boerse AG	570	88,372

Deutsche Lufthansa AG	2,863	25,632

Deutsche Telekom AG(1)	31,693	463,339

Deutsche Wohnen SE	3,837	155,506

E.ON SE	27,081	271,278

Fraport AG Frankfurt Airport Services Worldwide	341	14,937

Fresenius SE & Co. KGaA	2,385	103,301

HeidelbergCement AG	818	38,782

Henkel AG & Co. KGaA	2,341	182,489

Hochtief AG	235	18,389

HUGO BOSS AG	915	25,404

Knorr-Bremse AG	346	32,179

KWS Saat SE and Co. KGaA	425	24,434

Merck KGaA	988	114,666

Metro AG	7,704	67,312

MTU Aero Engines AG	354	48,206

Muenchener Rueckversicherungs-Gesellschaft AG	660	144,556

Puma SE(1)	1,330	83,545

QIAGEN NV(1)	1,735	72,185

Rational AG	97	46,810

RWE AG	8,973	258,132

SAP SE	4,288	510,731

Siemens AG	2,649	244,458

Siemens Healthineers AG(3)	2,235	98,393

Symrise AG	1,413	143,150

Security	Shares	Value

Germany (continued)

TAG Immobilien AG	1,340	$29,351

Telefonica Deutschland Holding AG(3)	39,958	113,671

TUI AG	2,680	10,676

Vonovia SE	4,578	226,377

Zalando SE(1)(3)	1,079	52,886

		$5,116,553

Hong Kong — 4.5%

AIA Group, Ltd.	24,000	$220,266

Alibaba Health Information Technology, Ltd.(1)	84,000	200,929

ASM Pacific Technology, Ltd.	3,600	36,377

Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(2)	33,000	46,051

BOC Hong Kong Holdings, Ltd.	7,000	21,484

Budweiser Brewing Co., APAC, Ltd.(1)(3)	36,700	99,729

Cafe de Coral Holdings, Ltd.	10,000	20,630

China Youzan, Ltd.(1)(2)	492,000	44,859

Chow Tai Fook Jewellery Group, Ltd.(2)	29,800	25,212

CK Hutchison Holdings, Ltd.	16,500	122,301

CLP Holdings, Ltd.	11,500	123,097

Dairy Farm International Holdings, Ltd.	13,400	64,216

Hang Lung Properties, Ltd.	14,000	29,949

Hang Seng Bank, Ltd.	3,700	64,713

Henderson Land Development Co., Ltd.	7,260	29,589

HK Electric Investments & HK Electric Investments, Ltd.	34,000	35,177

HKBN, Ltd.	35,000	60,274

HKT Trust and HKT, Ltd.	89,000	143,621

Hong Kong & China Gas Co., Ltd.	100,170	179,525

Hong Kong Exchanges and Clearing, Ltd.	1,300	41,681

Hongkong Land Holdings, Ltd.	8,100	33,883

Jardine Matheson Holdings, Ltd.	1,700	74,462

Jardine Strategic Holdings, Ltd.	1,800	38,694

Kerry Properties, Ltd.	10,000	27,620

Li & Fung, Ltd.	286,000	42,940

Link REIT	9,000	80,228

Luk Fook Holdings International, Ltd.	18,000	38,542

MTR Corp., Ltd.	12,500	69,254

Nexteer Automotive Group, Ltd.	48,000	24,669

NOVA Group Holdings, Ltd.	80,000	15,066

NWS Holdings, Ltd.	25,000	26,054

Power Assets Holdings, Ltd.	9,500	63,653

Sands China, Ltd.	24,000	97,164

Shangri-La Asia, Ltd.	48,000	39,637

SJM Holdings, Ltd.	36,000	35,544

Sun Hung Kai Properties, Ltd.	8,500	116,227

SUNeVision Holdings, Ltd.	42,000	29,859

Swire Pacific, Ltd., Class A	4,000	26,013

17	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hong Kong (continued)

Town Health International Medical Group, Ltd.(4)	266,000	$0

VSTECS Holdings, Ltd.	60,000	27,606

VTech Holdings, Ltd.	3,500	26,390

Wharf Real Estate Investment Co., Ltd.	10,000	42,335

Yue Yuen Industrial Holdings, Ltd.	22,000	35,093

		$2,620,613

Ireland — 2.3%

AIB Group PLC(1)	17,873	$24,733

Bank of Ireland Group PLC	42,431	87,072

Cairn Homes PLC	18,600	17,290

CRH PLC	6,262	189,980

Flutter Entertainment PLC(1)(2)	2,004	246,638

Grafton Group PLC	9,729	77,632

ICON PLC(1)	1,212	194,490

Irish Residential Properties REIT PLC	42,500	59,539

Kerry Group PLC, Class A	1,947	224,115

Kingspan Group PLC	3,244	165,300

UDG Healthcare PLC	8,000	63,139

		$1,349,928

Israel — 2.3%

Amot Investments, Ltd.	5,499	$30,885

Azrieli Group, Ltd.	401	23,745

Bank Hapoalim B.M.	3,259	20,889

Bank Leumi Le-Israel B.M.	9,550	51,456

Bezeq The Israeli Telecommunication Corp., Ltd.(1)	163,729	116,819

Check Point Software Technologies, Ltd.(1)	585	61,858

Elbit Systems, Ltd.	1,014	137,465

Electra, Ltd.	173	79,353

Fattal Holdings 1998, Ltd.	320	21,922

First International Bank of Israel, Ltd.	1,152	28,417

ICL, Ltd.	34,547	120,535

Kenon Holdings, Ltd.	2,504	50,904

Melisron, Ltd.	729	29,343

Mizrahi Tefahot Bank, Ltd.	1,469	30,087

Nice, Ltd.(1)	490	80,472

Oil Refineries, Ltd.	139,185	38,465

Paz Oil Co., Ltd.	650	56,639

Reit 1, Ltd.	7,407	36,873

Shufersal, Ltd.	7,005	44,958

Strauss Group, Ltd.	3,028	85,588

Teva Pharmaceutical Industries, Ltd. ADR(1)	18,817	202,095

		$1,348,768

Security	Shares	Value

Italy — 4.4%

Assicurazioni Generali SpA	4,184	$59,692

ASTM SpA	2,079	40,659

Atlantia SpA	4,194	68,753

Autogrill SpA	2,584	13,383

Bio-On SpA(1)(4)	2,850	0

Brunello Cucinelli SpA	1,252	40,373

Cementir Holding NV	6,913	42,349

COSMO Pharmaceuticals NV(1)(2)	417	31,741

Davide Campari-Milano SpA	18,866	146,633

De’Longhi SpA	1,200	21,689

DiaSorin SpA	977	166,600

Enav SpA(3)	5,849	26,214

Enel SpA	29,175	199,278

Eni SpA	21,212	202,072

Ferrari NV	1,054	164,735

IMA Industria Macchine Automatiche SpA	484	32,994

Infrastrutture Wireless Italiane SpA(3)	25,801	273,076

Interpump Group SpA	778	22,701

Intesa Sanpaolo SpA	54,086	84,456

Italgas SpA	7,381	41,354

Italmobiliare SpA	1,360	40,700

Leonardo SpA	4,673	32,272

Mediaset SpA(1)(2)	9,790	19,903

Mediobanca Banca di Credito Finanziario SpA	2,651	15,412

Poste Italiane SpA(3)	5,564	47,332

Prada SpA(2)	6,900	22,402

RAI Way SpA(3)	4,122	22,222

Recordati SpA	2,026	88,228

Reply SpA	996	69,724

Retelit SpA	14,503	24,416

Salvatore Ferragamo SpA	2,265	28,118

Saras SpA	14,538	13,729

STMicroelectronics NV	12,157	312,975

Technogym SpA(3)	2,741	20,275

Terna Rete Elettrica Nazionale SpA	12,961	81,161

Unione di Banche Italiane SpA	9,342	26,780

UnipolSai Assicurazioni SpA(1)	10,716	26,267

		$2,570,668

Japan — 12.7%

Activia Properties, Inc.	6	$17,504

Aeon Mall Co., Ltd.	1,800	22,627

Air Water, Inc.	2,000	26,963

Ajinomoto Co., Inc.	2,100	37,403

ANA Holdings, Inc.(1)	1,100	23,375

Asahi Group Holdings, Ltd.	1,200	41,262

18	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)

Asahi Intecc Co., Ltd.	2,000	$52,982

Asahi Kasei Corp.	6,000	42,567

Bandai Namco Holdings, Inc.	1,300	64,956

Bridgestone Corp.	900	28,015

Canon, Inc.	3,000	63,105

Central Japan Railway Co.	200	31,471

Chubu Electric Power Co., Inc.	6,200	83,849

Chugai Pharmaceutical Co., Ltd.	900	107,282

Chugoku Electric Power Co., Inc. (The)	4,500	60,548

Citizen Watch Co., Ltd.	8,200	28,941

Daicel Corp.	3,400	27,599

Daido Steel Co., Ltd.	700	23,118

Daiichi Sankyo Co., Ltd.	1,200	82,489

Daikin Industries, Ltd.	500	64,165

Daiwa House REIT Investment Corp.	23	55,651

Daiwa Securities Group, Inc.	7,000	29,109

Dentsu Group, Inc.	1,000	20,884

East Japan Railway Co.	600	43,812

FamilyMart Co., Ltd.	2,000	33,915

Fast Retailing Co., Ltd.	100	47,425

Frontier Real Estate Investment Corp.	8	22,443

FUJIFILM Holdings Corp.	1,700	80,975

GLP J-REIT	28	36,099

Hankyu Hanshin Holdings, Inc.	1,000	34,213

Hirose Electric Co., Ltd.	315	34,586

Hitachi, Ltd.	1,900	56,391

Hulic Co., Ltd.	4,000	39,560

Inpex Corp.	11,000	71,006

ITOCHU Corp.(2)	1,500	29,408

Iwatani Corp.	1,000	34,162

Japan Airlines Co., Ltd.	900	16,054

Japan Exchange Group, Inc.	2,100	39,061

Japan Hotel REIT Investment Corp.	63	20,910

Japan Post Bank Co., Ltd.	4,800	44,569

Japan Post Holdings Co., Ltd.	5,300	42,394

Japan Prime Realty Investment Corp.	11	30,470

Japan Real Estate Investment Corp.	11	59,414

Japan Retail Fund Investment Corp.	31	33,797

Japan Tobacco, Inc.	3,200	59,594

JFE Holdings, Inc.	4,200	27,871

JXTG Holdings, Inc.	37,400	132,597

Kajima Corp.	2,000	20,782

Kakaku.com, Inc.	1,900	38,770

Kamigumi Co., Ltd.	1,500	26,408

Kansai Electric Power Co., Inc. (The)	6,700	68,656

Kansai Paint Co., Ltd.	1,400	26,592

Security	Shares	Value

Japan (continued)

Kao Corp.	1,000	$77,116

KDDI Corp.	6,400	185,371

Kenedix Office Investment Corp.(2)	6	29,641

Keyence Corp.	400	142,805

Kintetsu Group Holdings Co., Ltd.	800	38,216

Kirin Holdings Co., Ltd.	2,400	46,316

Kuraray Co., Ltd.	2,500	25,009

Kyushu Electric Power Co., Inc.	4,800	38,035

Lion Corp.	2,100	44,147

Makita Corp.	1,000	32,562

Marubeni Corp.	7,000	33,711

Maruichi Steel Tube, Ltd.	1,200	26,982

MEIJI Holdings Co., Ltd.	500	34,727

Mitsubishi Chemical Holdings Corp.	5,000	28,418

Mitsubishi Corp.	1,300	27,570

Mitsubishi UFJ Financial Group, Inc.(2)	23,400	94,536

Mitsui & Co., Ltd.	3,900	54,438

Mizuho Financial Group, Inc.	67,300	78,365

Mori Hills REIT Investment Corp.	25	31,988

MS&AD Insurance Group Holdings, Inc.	1,800	51,858

Murata Manufacturing Co., Ltd.	1,500	84,520

NEC Corp.	1,500	57,562

NH Foods, Ltd.	1,000	35,496

Nippon Accommodations Fund, Inc.	8	47,514

Nippon Building Fund, Inc.	11	65,596

Nippon Paint Holdings Co., Ltd.	1,200	69,355

Nippon Prologis REIT, Inc.	26	71,976

Nippon Shinyaku Co., Ltd.	300	21,067

Nippon Shokubai Co., Ltd.	600	28,336

Nippon Steel Corp.	4,500	37,861

Nippon Telegraph & Telephone Corp.	6,800	154,861

Nissan Chemical Corp.	900	34,532

Nissin Foods Holdings Co., Ltd.	400	32,881

Nitori Holdings Co., Ltd.	400	61,310

Nomura Real Estate Master Fund, Inc.	21	23,882

Nomura Research Institute, Ltd.	2,000	48,962

NTT Data Corp.	4,400	44,898

NTT DOCOMO, Inc.	9,200	271,135

Obic Co., Ltd.	300	45,018

Oji Holdings Corp.	4,300	21,833

Olympus Corp.	5,100	80,921

Ono Pharmaceutical Co., Ltd.	2,500	60,231

Oriental Land Co., Ltd.	500	63,223

ORIX Corp.	3,500	41,186

Orix JREIT, Inc.	11	13,150

Otsuka Holdings Co., Ltd.	2,400	94,330

19	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)

Pan Pacific International Holdings Corp.	2,000	$38,747

Rakuten, Inc.(1)	3,000	25,438

Recruit Holdings Co., Ltd.	2,300	67,094

Resona Holdings, Inc.	7,500	23,423

Ricoh Co., Ltd.	4,000	27,266

Rinnai Corp.	600	45,447

Santen Pharmaceutical Co., Ltd.	1,500	26,552

Sekisui House, Ltd.	2,000	34,309

Seven & i Holdings Co., Ltd.	2,200	72,858

Shikoku Electric Power Co., Inc.	2,600	20,097

Shimadzu Corp.	1,200	29,885

Shimano, Inc.	300	44,207

Shin-Etsu Chemical Co., Ltd.	1,300	143,393

Shionogi & Co., Ltd.	1,100	60,750

Sompo Holdings, Inc.	1,600	51,897

Sony Corp.	1,600	102,967

Sony Financial Holdings, Inc.	1,200	22,748

Subaru Corp.	1,100	22,016

Sumitomo Corp.	1,600	18,100

Sumitomo Mitsui Financial Group, Inc.	3,500	92,040

Sumitomo Mitsui Trust Holdings, Inc.	1,500	43,675

Suntory Beverage & Food, Ltd.	900	33,892

Suzuki Motor Corp.	1,000	31,915

Sysmex Corp.	500	34,544

Taiheiyo Cement Corp.	1,500	29,446

Taiyo Nippon Sanso Corp.	1,300	20,164

Takeda Pharmaceutical Co., Ltd.	3,800	137,033

TEIJIN, Ltd.	1,400	22,327

Terumo Corp.	1,800	59,729

Toho Gas Co., Ltd.	1,500	73,702

Tokio Marine Holdings, Inc.	1,500	70,374

Tokyo Gas Co., Ltd.	3,800	83,394

Tokyu Corp.	2,000	30,104

Toppan Printing Co., Ltd.	2,000	29,710

Toray Industries, Inc.	9,300	42,638

Toshiba Corp.	1,800	44,636

Toyo Suisan Kaisha, Ltd.	1,000	48,087

Toyobo Co., Ltd.	1,800	20,968

Toyota Motor Corp.	2,600	160,750

Trend Micro, Inc.	600	30,439

Tsuruha Holdings, Inc.	200	26,817

Unicharm Corp.	1,500	55,280

United Urban Investment Corp.	36	36,117

West Japan Railway Co.	400	24,719

Yakult Honsha Co., Ltd.	600	34,854

Yamato Holdings Co., Ltd.	2,000	34,907

Security	Shares	Value

Japan (continued)

Yamato Kogyo Co., Ltd.	1,000	$19,625

Yamazaki Baking Co., Ltd.	2,000	35,368

Z Holdings Corp.	11,200	43,224

		$7,348,918

Netherlands — 4.5%

ABN AMRO Bank NV(3)	1,800	$13,843

Accell Group(1)	1,483	27,713

Akzo Nobel NV(2)	2,765	209,835

ASML Holding NV	1,494	436,375

ASR Nederland NV	1,620	43,415

Corbion NV	2,072	74,492

Eurocommercial Properties NV	1,255	13,983

GrandVision NV(2)(3)	1,280	34,052

IMCD NV	840	74,175

ING Groep NV	19,984	111,966

Koninklijke KPN NV	47,300	108,948

Koninklijke Philips NV(1)	7,345	320,187

Koninklijke Vopak NV(2)	1,452	83,529

NN Group NV	1,302	37,664

NXP Semiconductors NV	721	71,790

Prosus NV(1)	3,222	243,602

Randstad NV	1,087	43,747

Signify NV(3)	769	15,654

Unilever NV	10,005	498,242

Wolters Kluwer NV(2)	2,003	147,526

		$2,610,738

New Zealand — 1.1%

A2 Milk Co., Ltd.(1)	7,326	$87,193

Auckland International Airport, Ltd.	12,240	45,200

Contact Energy, Ltd.	9,580	36,536

Fisher & Paykel Healthcare Corp., Ltd.	4,931	82,381

Fletcher Building, Ltd.	21,151	47,389

Goodman Property Trust	27,739	38,047

Mercury NZ, Ltd.	13,643	37,927

Precinct Properties New Zealand, Ltd.	27,851	27,055

Pushpay Holdings, Ltd.(1)	6,583	17,206

Restaurant Brands New Zealand, Ltd.(1)	1,138	8,337

SKYCITY Entertainment Group, Ltd.	23,126	37,323

Spark New Zealand, Ltd.	29,667	80,288

Xero, Ltd.(1)	1,320	67,486

Z Energy, Ltd.	22,601	42,576

		$654,944

20	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Norway — 2.3%

Atea ASA	6,274	$54,924

Borregaard ASA	5,977	55,509

DNB ASA	6,391	77,382

Entra ASA(2)(3)	6,540	82,344

Equinor ASA(2)	8,940	123,790

Europris ASA(2)(3)	9,810	36,006

Fjordkraft Holding ASA(3)	4,604	30,913

Gjensidige Forsikring ASA(1)	1,701	30,014

Golar LNG, Ltd.(2)	2,500	17,725

Kongsberg Gruppen ASA	1,873	24,068

Mowi ASA	4,027	68,970

Nordic Nanovector ASA(1)(2)	8,892	16,678

Opera, Ltd. ADR(1)(2)	6,200	35,650

Orkla ASA	11,104	100,301

Scatec Solar ASA(2)(3)	3,300	48,043

SFL Corp, Ltd.	2,400	27,096

SpareBank 1 SMN	3,485	25,321

SpareBank 1 SR-Bank ASA	2,455	15,590

Telenor ASA(2)	11,588	177,749

Tomra Systems ASA	4,059	134,868

Veidekke ASA(1)	5,744	50,998

Yara International ASA	3,318	112,694

		$1,346,633

Portugal — 1.1%

Banco Comercial Portugues SA	599,339	$67,056

Corticeira Amorim SGPS SA	2,318	24,424

CTT-Correios de Portugal SA	18,519	43,692

EDP Renovaveis SA	2,527	30,982

EDP-Energias de Portugal SA	23,100	97,340

Galp Energia SGPS SA, Class B	7,678	88,613

Jeronimo Martins SGPS SA	7,890	133,763

Navigator Co. SA (The)(1)	20,914	54,341

NOS SGPS SA	22,214	83,205

Semapa-Sociedade de Investimento e Gestao	1,523	15,031

		$638,447

Singapore — 2.4%

Ascendas Real Estate Investment Trust	23,500	$49,145

CapitaLand Commercial Trust, Ltd.	20,500	23,295

CapitaLand Mall Trust	15,800	21,022

ComfortDelGro Corp., Ltd.	36,500	42,553

Ezion Holdings, Ltd.(1)(4)	160,000	0

Flex, Ltd.(1)	14,057	137,196

Genting Singapore, Ltd.	146,700	81,399

Security	Shares	Value

Singapore (continued)

Hutchison Port Holdings Trust	187,500	$24,300

Jardine Cycle & Carriage, Ltd.	2,600	36,967

Keppel Infrastructure Trust	106,657	37,351

Mapletree Industrial Trust	17,200	30,880

Mapletree Logistics Trust	30,900	39,142

Oversea-Chinese Banking Corp., Ltd.	15,100	96,343

Raffles Medical Group, Ltd.	38,400	23,612

SATS, Ltd.	7,300	16,913

Sembcorp Industries, Ltd.	21,400	24,516

Sheng Siong Group, Ltd.	43,800	45,896

Singapore Airlines, Ltd.(2)	4,000	17,297

Singapore Exchange, Ltd.	7,000	47,734

Singapore Post, Ltd.(2)	26,100	13,449

Singapore Technologies Engineering, Ltd.	19,500	47,224

Singapore Telecommunications, Ltd.	95,100	190,032

Suntec Real Estate Investment Trust	27,000	26,668

United Overseas Bank, Ltd.	4,500	64,301

Venture Corp., Ltd.	7,600	84,935

Wilmar International, Ltd.	60,800	153,111

		$1,375,281

Spain — 4.4%

Acerinox SA	4,630	$34,878

Aena SME SA(3)	685	86,711

Almirall SA	2,800	36,109

Amadeus IT Group SA	5,033	240,237

Applus Services SA	2,203	14,453

Banco Bilbao Vizcaya Argentaria SA	14,580	47,659

Banco Santander SA	62,097	138,749

Bankia SA	9,179	9,341

Bankinter SA	3,250	13,417

CaixaBank SA	13,396	24,101

Cellnex Telecom SA(3)	1,600	83,688

Cia de Distribucion Integral Logista Holdings SA	1,300	23,205

Coca-Cola European Partners PLC	4,700	186,308

Ebro Foods SA	2,380	50,649

Endesa SA	1,800	39,924

Faes Farma SA	12,615	55,159

Ferrovial SA	5,131	128,479

Grifols SA(2)	6,503	221,927

Iberdrola SA	26,024	258,881

Industria de Diseno Textil SA	9,271	237,452

Merlin Properties Socimi SA	18,477	171,469

Prosegur Cash SA(3)	10,000	8,727

Red Electrica Corp. SA	1,244	21,897

21	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Spain (continued)

Repsol SA	24,077	$218,543

Telefonica SA	36,078	164,966

Tubacex SA	12,500	18,743

		$2,535,672

Sweden — 4.7%

Alfa Laval AB(1)	2,000	$37,374

Arjo AB, Class B	8,801	43,468

Assa Abloy AB, Class B(2)	2,883	51,611

Attendo AB(1)(3)	5,579	21,203

Avanza Bank Holding AB	5,229	63,176

Axfood AB	2,453	52,182

BillerudKorsnas AB	5,767	72,705

BioGaia AB, Class B	921	44,381

Bonava AB, Class B	2,000	9,694

Castellum AB	6,400	112,255

Elekta AB, Class B	9,796	89,001

Epiroc AB, Class A	2,897	28,992

Epiroc AB, Class B	2,729	26,925

Essity AB, Class B(1)	7,154	231,742

Fabege AB	7,085	83,928

Fingerprint Cards AB, Class B(1)(2)	20,825	32,735

Granges AB	4,911	35,884

Hennes & Mauritz AB, Class B(2)	8,337	113,963

Hexpol AB(1)	5,839	41,949

Holmen AB, Class B	2,532	72,643

Husqvarna AB, Class B	3,790	22,806

ICA Gruppen AB	1,559	68,215

JM AB	2,031	37,639

Lundin Energy AB	4,713	121,261

Modern Times Group MTG AB, Class B(1)	3,758	37,808

Mycronic AB	2,681	44,785

NetEnt AB(1)	6,918	23,896

Nibe Industrier AB, Class B	2,889	53,899

Nordic Entertainment Group AB, Class B	1,265	29,982

Nyfosa AB(1)	5,600	34,288

Pandox AB(1)	1,500	15,894

Securitas AB, Class B	1,900	22,481

Skandinaviska Enskilda Banken AB, Class A(1)	10,460	86,111

Skanska AB, Class B(1)	1,238	23,554

Svenska Cellulosa AB SCA, Class B(1)(2)	9,048	95,970

Svenska Handelsbanken AB, Class A(1)	9,558	87,239

Swedish Orphan Biovitrum AB(1)	3,766	72,153

Tele2 AB, Class B	4,040	52,094

Telefonaktiebolaget LM Ericsson, Class B	27,249	232,792

Telia Co. AB	50,998	177,318

Security	Shares	Value

Sweden (continued)

Trelleborg AB, Class B(1)	1,700	$21,648

Volvo AB, Class B	2,772	35,522

Wallenstam AB, Class B	3,540	36,711

		$2,699,877

Switzerland — 8.4%

Adecco Group AG	1,216	$53,213

ALSO Holding AG	375	77,147

Baloise Holding AG	396	59,249

Banque Cantonale Vaudoise	57	50,329

Belimo Holding AG	7	46,603

BKW AG	330	26,768

Cembra Money Bank AG	670	63,695

Cie Financiere Richemont SA	8,503	482,404

Comet Holding AG	287	38,466

DKSH Holding AG	773	43,528

dormakaba Holding AG	68	33,935

Ems-Chemie Holding AG	243	157,141

Flughafen Zurich AG(1)	187	23,126

Forbo Holding AG	26	34,918

Geberit AG	221	98,832

Givaudan SA	79	264,909

Helvetia Holding AG	425	38,741

Implenia AG	883	36,117

Inficon Holding AG	86	58,133

Intershop Holding AG	78	40,042

Kuehne & Nagel International AG	464	66,372

Landis+Gyr Group AG(1)	1,111	75,026

Mobilezone Holding AG(2)	4,644	41,125

Nestle SA	6,259	662,891

Novartis AG	3,640	310,632

Partners Group Holding AG	131	103,233

PSP Swiss Property AG	649	75,393

Roche Holding AG PC	1,070	370,538

Schindler Holding AG	219	47,095

Schindler Holding AG PC	232	51,633

Schweiter Technologies AG	26	25,796

SGS SA, Class R	46	103,762

SIG Combibloc Group AG	3,912	63,362

Sika AG(2)	1,308	216,355

Sonova Holding AG(1)	129	23,299

Stadler Rail AG(1)(2)	954	41,679

Swiss Life Holding AG	201	71,279

Swiss Prime Site AG	1,328	126,434

Swiss Re AG	1,248	90,688

Swisscom AG(2)	445	231,218

22	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Switzerland (continued)

Valiant Holding AG	270	$26,080

Valora Holding AG(1)	245	44,009

Zehnder Group AG	691	27,078

Zurich Insurance Group AG	683	216,548

		$4,838,821

United Kingdom — 9.0%

3i Group PLC	1,796	$17,644

Assura PLC	34,782	33,361

AstraZeneca PLC	4,222	441,587

Auto Trader Group PLC(3)	12,550	72,244

Avast PLC(3)	12,144	69,949

Aveva Group PLC	907	40,708

Aviva PLC	5,903	17,851

BAE Systems PLC	8,600	54,855

Barclays PLC	19,449	25,970

Barratt Developments PLC	3,866	25,204

Bellway PLC	608	20,345

Berkeley Group Holdings PLC	552	28,976

BHP Group PLC	7,729	129,731

Big Yellow Group PLC	2,400	32,305

BMO Commercial Property Trust	14,249	13,660

BP PLC	56,873	224,103

BT Group PLC	55,954	81,554

Bunzl PLC	1,400	30,387

Compass Group PLC	5,483	92,265

Croda International PLC	1,035	63,466

Derwent London PLC	1,020	39,856

Diageo PLC	4,200	144,605

Direct Line Insurance Group PLC	9,041	30,803

Elementis PLC	14,188	12,489

Essentra PLC	5,799	20,354

Experian PLC	2,631	79,010

Ferguson PLC	689	49,678

Fresnillo PLC	4,030	35,799

GlaxoSmithKline PLC	7,783	162,374

Great Portland Estates PLC	4,065	34,623

Halma PLC	5,460	143,545

Howden Joinery Group PLC	5,263	34,705

HSBC Holdings PLC	24,670	126,803

Imperial Brands PLC	1,796	37,785

InterContinental Hotels Group PLC	671	30,566

Intertek Group PLC	543	32,406

Land Securities Group PLC	6,288	52,436

Lloyds Banking Group PLC	117,231	47,433

London Stock Exchange Group PLC	511	47,828

Security	Shares	Value

United Kingdom (continued)

LondonMetric Property PLC	32,609	$79,671

Marks & Spencer Group PLC	10,387	12,102

Meggitt PLC	3,859	13,513

Mondi PLC	3,379	59,671

Moneysupermarket.com Group PLC	13,551	53,991

National Grid PLC	30,876	361,828

NCC Group PLC	21,199	43,794

Next PLC	582	34,651

Pearson PLC	5,346	30,828

Persimmon PLC	1,061	29,396

Phoenix Group Holdings PLC	2,631	19,965

QinetiQ Group PLC	8,311	31,783

Reckitt Benckiser Group PLC	1,454	121,118

RELX PLC	5,362	120,976

Rentokil Initial PLC	5,526	32,878

Rightmove PLC	13,046	81,569

Rio Tinto PLC	3,415	158,520

Royal Dutch Shell PLC, Class A	9,872	162,535

Royal Mail PLC(2)	6,900	14,399

RSA Insurance Group PLC	4,203	19,048

Safestore Holdings PLC	3,803	34,402

Sage Group PLC (The)	15,349	123,444

Segro PLC	8,635	90,508

Severn Trent PLC	3,397	101,936

Shaftesbury PLC	2,131	16,095

Spirax-Sarco Engineering PLC	358	39,179

Standard Life Aberdeen PLC	8,792	24,351

Tate & Lyle PLC	7,007	62,785

Taylor Wimpey PLC	12,334	22,779

Tritax Big Box REIT PLC	37,589	57,053

Unilever PLC	2,083	107,258

UNITE Group PLC (The)	2,424	26,766

United Utilities Group PLC	9,445	106,916

Vodafone Group PLC	119,033	167,917

WH Smith PLC	1,016	16,037

Whitbread PLC	600	22,508

WM Morrison Supermarkets PLC	8,786	20,192

		$5,201,625

Total Common Stocks (identified cost $63,778,155)		$57,058,601

23	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Rights(1) — 0.0%
Security	Shares	Value

BUWOG AG(4)	1,234	$0

Total Rights (identified cost $0)		$0

Warrants(1) — 0.0%
Security	Shares	Value

Ezion Holdings, Ltd., Exp. 4/16/23, Strike SGD 0.2763(4)	96,000	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 3.8%
Description	Units/ Shares	Value

Eaton Vance Cash Reserves Fund, LLC, 0.47%(5)	177,815	$177,815

State Street Navigator Securities Lending Government Money Market Portfolio, 0.19%(6)	1,994,594	1,994,594

Total Short-Term Investments (identified cost $2,172,391)		$2,172,409

Total Investments — 102.5% (identified cost $65,950,546)		$59,231,010

Other Assets, Less Liabilities — (2.5)%		$(1,442,834)

Net Assets — 100.0%		$57,788,176

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at April 30, 2020. The aggregate market value of securities on loan at April 30, 2020 was $3,385,656.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $1,614,721 or 2.8% of the Portfolio’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

(6)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Health Care	11.1%	$6,430,113

Consumer Staples	10.6	6,140,128

Industrials	10.5	6,076,253

Information Technology	9.8	5,643,514

Financials	9.7	5,577,879

Consumer Discretionary	9.5	5,481,076

Materials	9.4	5,443,796

Communication Services	8.7	5,028,035

Utilities	7.4	4,278,241

Real Estate	7.3	4,230,589

Energy	4.7	2,728,977

Short-Term Investments	3.8	2,172,409

Total Investments	102.5%	$59,231,010

Abbreviations:

ADR	–	American Depositary Receipt

CDI	–	CHESS Depositary Interest

PC	–	Participation Certificate

Currency Abbreviations:

SGD	–	Singapore Dollar

24	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Unaffiliated investments, at value including $3,385,656 of securities on loan (identified cost, $65,772,749)	$59,053,195

Affiliated investment, at value (identified cost, $177,797)	177,815

Foreign currency, at value (identified cost, $187,057)	188,790

Dividends receivable	142,664

Dividends receivable from affiliated investment	54

Receivable for investments sold	35,603

Securities lending income receivable	3,453

Tax reclaims receivable	276,493

Total assets	$59,878,067

Liabilities

Collateral for securities loaned	$1,994,594

Payable to affiliates:

Investment adviser fee	22,709

Trustees’ fees	342

Accrued expenses	72,246

Total liabilities	$2,089,891

Net Assets applicable to investors’ interest in Portfolio	$57,788,176

25	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Dividends (net of foreign taxes, $105,618)	$727,930

Dividends from affiliated investment	1,313

Securities lending income, net	13,967

Total investment income	$743,210

Expenses

Investment adviser fee	$167,466

Trustees’ fees and expenses	2,070

Custodian fee	25,653

Legal and accounting services	27,006

Miscellaneous	1,653

Total expenses	$223,848

Net investment income	$519,362

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$347,424

Investment transactions — affiliated investment	85

Foreign currency transactions	(7,797)

Net realized gain	$339,712

Change in unrealized appreciation (depreciation) —

Investments	$(10,270,721)

Investments — affiliated investment	18

Foreign currency	241

Net change in unrealized appreciation (depreciation)	$(10,270,462)

Net realized and unrealized loss	$(9,930,750)

Net decrease in net assets from operations	$(9,411,388)

26	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$519,362	$1,728,317

Net realized gain	339,712	3,983,406

Net change in unrealized appreciation (depreciation)	(10,270,462)	1,678,253

Net increase (decrease) in net assets from operations	$(9,411,388)	$7,389,976

Capital transactions —

Contributions	$1,745,556	$4,518,129

Withdrawals	(5,599,561)	(8,896,244)

Net decrease in net assets from capital transactions	$(3,854,005)	$(4,378,115)

Net increase (decrease) in net assets	$(13,265,393)	$3,011,861

Net Assets

At beginning of period	$71,053,569	$68,041,708

At end of period	$57,788,176	$71,053,569

27	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2020

Financial Highlights

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2019	2018	2017	2016	2015

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.67	%(2)	0.74%	0.71%	0.68%	0.97%	0.92%

Net investment income	1.55	%(2)	2.53%	1.90%	2.30%	2.19%	2.06%

Portfolio Turnover	5	%(3)	37%	30%	26%	14%	11%

Total Return	(12.92	)%(3)	11.59%	(5.77)%	22.05%	0.74%	0.31%

Net assets, end of period (000’s omitted)	$57,788		$71,054	$68,042	$75,680	$65,395	$71,918

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

28	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2020, Parametric Tax-Managed International Equity Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 50.8% and 49.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

29

Tax-Managed International Equity Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of April 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion or over, the annual fee is reduced. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by vote of a majority of the holders of interest in the Portfolio. For the six months ended April 30, 2020, the Portfolio’s investment adviser fee amounted to $167,466 or 0.50% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Parametric Portfolio Associates LLC (Parametric), a wholly-owned indirect subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $3,167,574 and $6,544,907, respectively, for the six months ended April 30, 2020.

30

Tax-Managed International Equity Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$66,296,462

Gross unrealized appreciation	$6,663,419

Gross unrealized depreciation	(13,728,871)

Net unrealized depreciation	$(7,065,452)

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2020.

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.

At April 30, 2020, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $3,385,656 and $3,572,910, respectively. Collateral received was comprised of cash of $1,994,594 and U.S. government and/or agencies securities of $1,578,316.

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2020.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total

Securities Lending Transactions

Common Stocks	$1,994,594	$—	$—	$—	$1,994,594

31

Tax-Managed International Equity Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

The carrying amount of the liability for collateral for securities loaned at April 30, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at April 30, 2020.

7  Investments in Affiliated Funds

At April 30, 2020, the value of the Portfolio’s investment in affiliated funds was $177,815, which represents 0.3% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$343,801	$2,736,271	$(2,902,360)	$85	$18	$177,815	$1,313	177,815

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks

Asia/Pacific	$509,889	$16,637,796		$0	$17,147,685

Developed Europe	546,099	38,016,049		0	38,562,148

Developed Middle East	263,953	1,084,815		—	1,348,768

Total Common Stocks	$1,319,941	$55,738,660	**	$0	$57,058,601

Rights	$—	$—		$0	$0

Warrants	—	—		0	0

Short-Term Investments	1,994,594	177,815		—	2,172,409

Total Investments	$3,314,535	$55,916,475		$0	$59,231,010

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2020 is not presented.

32

Tax-Managed International Equity Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

9  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Portfolio’s investments.

33

Parametric

Tax-Managed International Equity Fund

April 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

[1]

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

34

Parametric

Tax-Managed International Equity Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Tax-Managed International Equity Portfolio (the “Portfolio”), the portfolio in which Parametric Tax-Managed International Equity Fund (the “Fund”) invests, and Boston Management and Research (the “Adviser”), and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, with respect to the Portfolio, including their respective fee structures, is in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management,

35

Parametric

Tax-Managed International Equity Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

investment research, and similar services to the Portfolio, including recent changes to such personnel. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board also considered the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board considered the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Portfolio as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Portfolio and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

36

Parametric

Tax-Managed International Equity Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

37

Parametric

Tax-Managed International Equity Fund

April 30, 2020

Officers and Trustees

Officers of Parametric Tax-Managed International Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Tax-Managed International Equity Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Parametric Tax-Managed International Equity Fund and Tax-Managed International Equity Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

38

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

39

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed International Equity Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Sub-Adviser of Tax-Managed International Equity Portfolio

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Administrator of Parametric Tax-Managed International Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7689    4.30.20

Eaton Vance

Short Duration Government Income Fund

Semiannual Report

April 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2020

Eaton Vance

Short Duration Government Income Fund

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Board of Trustees’ Contract Approval	27

Officers and Trustees	30

Important Notices	31

Eaton Vance

Short Duration Government Income Fund

April 30, 2020

Performance1,2

Portfolio Manager Andrew Szczurowski, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	09/30/2002	09/30/2002	1.82%	2.22%	1.70%	1.69%
Class A with 2.25% Maximum Sales Charge	—	—	–0.51	–0.09	1.22	1.46
Class C at NAV	09/30/2002	09/30/2002	1.52	1.61	1.09	1.08
Class C with 1% Maximum Sales Charge	—	—	0.52	0.62	1.09	1.08
Class I at NAV	05/04/2009	09/30/2002	1.95	2.48	1.95	1.93
ICE BofA 1–3 Year U.S. Treasury Index	—	—	3.04%	5.25%	1.84%	1.41%

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I
				0.85%	1.45%	0.60%

Fund Profile

Asset Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration Government Income Fund

April 30, 2020

Endnotes and Additional Disclosures

[1]

ICE BofA 1-3 Year U.S. Treasury Index is an unmanaged index of short-term U.S. Treasury securities. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective January 1, 2020, the ICE BofAML indices were rebranded as ICE BofA indices.

3

Eaton Vance

Short Duration Government Income Fund

April 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 – April 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/19)	Ending Account Value (4/30/20)	Expenses Paid During Period* (11/1/19 – 4/30/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,018.20	$4.27	0.85%
Class C	$1,000.00	$1,015.20	$7.27	1.45%
Class I	$1,000.00	$1,019.50	$3.01	0.60%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.27	0.85%
Class C	$1,000.00	$1,017.70	$7.27	1.45%
Class I	$1,000.00	$1,021.90	$3.02	0.60%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2019.

4

Eaton Vance

Short Duration Government Income Fund

April 30, 2020

Portfolio of Investments (Unaudited)

Mortgage Pass-Throughs — 27.2%
Security	Principal Amount (000’s omitted)		Value

Federal Home Loan Mortgage Corp.:

2.234%, (COF + 1.25%), with maturity at 2025(1)	$105		$104,613

2.845%, (COF + 1.25%), with maturity at 2035(1)	899		906,724

2.99%, (COF + 1.87%), with maturity at 2022(1)	0	(2)	269

3.00%, with maturity at 2050	69,982		74,185,079

3.369%, (COF + 2.28%), with maturity at 2025(1)	238		238,833

3.377%, (COF + 1.25%), with maturity at 2032(1)	186		189,780

3.50%, with various maturities to 2050	152,042		161,946,271

3.85%, (COF + 1.25%), with maturity at 2034(1)	46		46,457

3.924%, (COF + 1.25%), with maturity at 2029(1)	10		10,720

4.043%, (1 yr. CMT + 2.28%), with maturity at 2023(1)	79		80,173

4.074%, (1 yr. CMT + 1.98%), with maturity at 2034(1)	1,158		1,206,431

4.076%, (COF + 2.28%), with maturity at 2037(1)	1,018		1,032,378

4.143%, (1 yr. CMT + 2.23%), with maturity at 2036(1)	1,143		1,198,850

4.183%, (1 yr. CMT + 2.25%), with maturity at 2038(1)	1,015		1,055,472

4.219%, (5 yr. CMT + 2.52%), with maturity at 2032(1)	281		293,110

4.364%, (1 yr. CMT + 2.33%), with maturity at 2036(1)	1,047		1,097,915

4.386%, (1 yr. CMT + 2.26%), with maturity at 2035(1)	2,929		3,071,377

4.403%, (COF + 1.25%), with maturity at 2030(1)	277		288,477

4.50%, with various maturities to 2049	32,847		35,423,457

4.657%, (COF + 1.25%), with maturity at 2033(1)	951		977,673

6.00%, with maturity at 2029	198		224,211

7.00%, with maturity at 2033	156		171,700

8.00%, with various maturities to 2025	3		2,670

			$283,752,640

Federal National Mortgage Association:

2.234%, (COF + 1.25%), with various maturities to 2037(1)	$434		$432,920

2.265%, (COF + 1.25%), with maturity at 2038(1)	67		66,575

2.286%, (COF + 1.25%), with maturity at 2033(1)	224		223,474

2.783%, (COF + 1.80%), with maturity at 2029(1)	3		2,908

2.98%, (COF + 1.25%), with maturity at 2036(1)	108		108,153

3.00%, with various maturities to 2050	170,415		180,481,032

3.166%, (COF + 1.25%), with maturity at 2034(1)	723		731,495

3.271%, (COF + 2.14%), with maturity at 2030(1)	110		110,191

3.341%, (COF + 1.25%), with maturity at 2036(1)	251		252,584

3.387%, (COF + 1.25%), with maturity at 2034(1)	1,039		1,057,911

3.454%, (COF + 1.25%), with maturity at 2035(1)	320		324,699

3.50%, 30-Year, TBA(13)	300,000		317,132,625

Security	Principal Amount (000’s omitted)		Value

Federal National Mortgage Association: (continued)

3.50%, with various maturities to 2050	$240,899		$256,555,443

3.677%, (COF + 2.34%), with maturity at 2026(1)	178		180,048

3.799%, (COF + 1.25%), with maturity at 2034(1)	610		620,395

3.811%, (COF + 1.79%), with maturity at 2036(1)	761		777,711

3.94%, (COF + 1.73%), with maturity at 2035(1)	517		530,324

3.941%, (1 yr. USD LIBOR + 1.75%), with maturity at 2035(1)	672		699,845

3.954%, (1 yr. CMT + 2.14%), with maturity at 2031(1)	556		568,766

4.005%, (COF + 1.25%), with maturity at 2036(1)	67		68,677

4.029%, (COF + 1.77%), with maturity at 2035(1)	373		383,437

4.106%, (COF + 1.25%), with maturity at 2033(1)	321		335,955

4.132%, (COF + 1.81%), with maturity at 2034(1)	369		383,167

4.139%, (1 yr. CMT + 2.12%), with maturity at 2040(1)	366		379,926

4.141%, (1 yr. CMT + 2.18%), with maturity at 2036(1)	338		352,028

4.155%, (1 yr. CMT + 2.12%), with maturity at 2037(1)	958		1,004,208

4.161%, (1 yr. CMT + 2.20%), with maturity at 2039(1)	1,873		1,952,296

4.303%, (1 yr. CMT + 2.25%), with maturity at 2033(1)	2,319		2,430,882

4.381%, (1 yr. CMT + 2.06%), with maturity at 2033(1)	305		319,821

4.416%, (1 yr. CMT + 2.46%), with maturity at 2038(1)	665		694,098

4.451%, (COF + 1.87%), with maturity at 2034(1)	310		319,275

4.50%, with various maturities to 2049	136,626		147,375,879

4.673%, (COF + 1.49%), with maturity at 2029(1)	467		488,652

4.80%, (1 yr. USD LIBOR + 1.80%), with maturity at 2034(1)	370		386,205

5.00%, with various maturities to 2048	11,868		12,548,225

5.008%, (COF + 1.72%), with maturity at 2034(1)	144		150,838

6.00%, with various maturities to 2031	119		131,614

6.328%, (COF + 2.00%), with maturity at 2032(1)	89		96,070

6.445%, (COF + 1.74%), with maturity at 2021(1)	0	(2)	384

6.445%, (COF + 1.74%), with maturity at 2021(1)	3		2,928

			$930,661,664

Government National Mortgage Association:

3.125%, (1 yr. CMT + 1.50%), with various maturities to 2027(1)	$238		$244,861

4.00%, with various maturities to 2050	16,766		17,883,801

4.50%, with various maturities to 2049	77,388		82,876,360

			$101,005,022

Total Mortgage Pass-Throughs (identified cost $1,302,253,453)			$1,315,419,326

5	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Collateralized Mortgage Obligations — 68.8%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

Series 1395, Class F, 1.639%, (COF + 0.65%), 10/15/22(4)	$7	$6,790

Series 2135, Class JZ, 6.00%, 3/15/29	619	702,378

Series 3325, Class CF, 1.154%, (1 mo. USD LIBOR + 0.34%), 6/15/37(4)	1,503	1,497,852

Series 3382, Class FG, 1.414%, (1 mo. USD LIBOR + 0.60%), 11/15/37(4)	1,312	1,317,765

Series 3866, Class DF, 2.264%, (1 mo. USD LIBOR + 1.45%), 5/15/41(4)	2,325	2,333,232

Series 4102, Class DF, 2.166%, (1 mo. USD LIBOR + 1.15%), 9/15/42(4)	1,971	1,962,064

Series 4114, Class YF, 1.914%, (1 mo. USD LIBOR + 1.10%), 10/15/42(4)	3,209	3,183,558

Series 4159, Class FP, 1.916%, (1 mo. USD LIBOR + 0.90%), 11/15/42(4)	2,005	1,982,033

Series 4177, Class MP, 2.50%, 3/15/43	152	152,247

Series 4180, Class KF, 2.016%, (1 mo. USD LIBOR + 1.00%), 1/15/43(4)	5,620	5,551,194

Series 4204, Class AF, 2.016%, (1 mo. USD LIBOR + 1.00%), 5/15/43(4)	2,855	2,818,926

Series 4212, Class NS, 4.423%, (5.40% - 1 mo. USD LIBOR x 1.20), 6/15/43(5)	11,743	11,894,313

Series 4223, Class NF, 1.966%, (1 mo. USD LIBOR + 0.95%), 7/15/43(4)	6,719	6,673,307

Series 4249, Class CF, 1.816%, (1 mo. USD LIBOR + 0.80%), 9/15/43(4)	16,328	16,499,733

Series 4299, Class JG, 2.50%, 7/15/43	3,505	3,625,103

Series 4337, Class YT, 3.50%, 4/15/49	1,846	1,876,986

Series 4385, Class SC, 6.962%, (9.33% - 1 mo. USD LIBOR x 2.33), 9/15/44(5)	110	112,033

Series 4389, Class CA, 3.00%, 9/15/44	4,358	4,596,110

Series 4407, Class LN, 6.952%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(5)	45	46,049

Series 4448, Class AF, 2.016%, (1 mo. USD LIBOR + 1.00%), 5/15/43(4)	12,018	11,910,381

Series 4584, Class PM, 3.00%, 5/15/46	1,330	1,365,605

Series 4594, Class FM, 2.016%, (1 mo. USD LIBOR + 1.00%), 6/15/46(4)	1,210	1,205,829

Series 4608, Class TV, 3.50%, 1/15/55	1,743	1,763,527

Series 4619, Class KF, 1.766%, (1 mo. USD LIBOR + 0.75%), 6/15/39(4)	1,809	1,810,521

Series 4629, Class ZK, 3.00%, 11/15/46	998	1,000,746

Series 4631, Class KF, 2.016%, (1 mo. USD LIBOR + 1.00%), 10/15/46(4)	1,146	1,143,451

Series 4631, Class NF, 2.016%, (1 mo. USD LIBOR + 1.00%), 11/15/46(4)	12,784	12,766,637

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)

Series 4637, Class QF, 2.016%, (1 mo. USD LIBOR + 1.00%), 4/15/44(4)	$11,159	$11,032,549

Series 4637, Class SA, 3.292%, (4.98% - 1 mo. USD LIBOR x 1.66), 4/15/44(5)	2,735	2,756,052

Series 4637, Class SC, 3.292%, (4.98% - 1 mo. USD LIBOR x 1.66), 4/15/44(5)	2,735	2,756,052

Series 4637, Class SD, 3.292%, (4.98% - 1 mo. USD LIBOR x 1.66), 4/15/44(5)	2,735	2,756,052

Series 4637, Class SE, 3.292%, (4.98% - 1 mo. USD LIBOR x 1.66), 4/15/44(5)	2,981	3,003,868

Series 4639, Class KF, 2.316%, (1 mo. USD LIBOR + 1.30%), 12/15/44(4)	8,085	8,091,348

Series 4645, Class CF, 2.016%, (1 mo. USD LIBOR + 1.00%), 3/15/44(4)	7,025	7,006,534

Series 4645, Class KL, 3.968%, (6.00% - 1 mo. USD LIBOR x 2.00), 3/15/44(5)	1,822	1,855,849

Series 4678, Class PC, 3.00%, 1/15/46	4,653	4,802,858

Series 4680, Class YF, 2.016%, (1 mo. USD LIBOR + 1.00%), 12/15/46(4)	1,126	1,125,236

Series 4681, Class JZ, 2.50%, 5/15/47	603	608,769

Series 4700, Class UF, 2.016%, (1 mo. USD LIBOR + 1.00%), 4/15/47(4)	3,379	3,375,487

Series 4717, Class PF, 1.814%, (1 mo. USD LIBOR + 1.00%), 8/15/47(4)	5,549	5,542,034

Series 4731, Class FQ, 2.016%, (1 mo. USD LIBOR + 1.00%), 11/15/47(4)	359	359,163

Series 4735, Class F, 2.016%, (1 mo. USD LIBOR + 1.00%), 12/15/47(4)	103	103,024

Series 4749, Class HF, 2.016%, (1 mo. USD LIBOR + 1.00%), 1/15/48(4)	68	67,713

Series 4751, Class ZC, 4.00%, 11/15/47	7	7,260

Series 4754, Class FJ, 2.016%, (1 mo. USD LIBOR + 1.00%), 4/15/44(4)	7,900	7,818,830

Series 4754, Class FK, 2.016%, (1 mo. USD LIBOR + 1.00%), 1/15/54(4)	14,300	14,284,029

Series 4767, Class FK, 2.016%, (1 mo. USD LIBOR + 1.00%), 3/15/48(4)	1,213	1,211,056

Series 4767, Class KF, 2.016%, (1 mo. USD LIBOR + 1.00%), 3/15/48(4)	789	788,485

Series 4768, Class JF, 2.016%, (1 mo. USD LIBOR + 1.00%), 2/15/48(4)	423	422,389

Series 4774, Class MH, 4.50%, 12/15/42	9,495	9,797,998

Series 4774, Class QD, 4.50%, 1/15/43	4,872	5,033,116

Series 4775, Class KF, 2.016%, (1 mo. USD LIBOR + 1.00%), 2/15/48(4)	4,337	4,330,939

Series 4776, Class C, 4.50%, 3/15/43	7,097	7,214,577

Series 4795, Class FK, 2.016%, (1 mo. USD LIBOR + 1.00%), 4/15/48(4)	761	760,695

6	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)

Series 4815, Class DF, 2.016%, (1 mo. USD LIBOR + 1.00%), 8/15/48(4)	$606	$605,766

Series 4818, Class BF, 1.814%, (1 mo. USD LIBOR + 1.00%), 8/15/48(4)	1,238	1,237,235

Series 4845, Class EA, 4.50%, 6/15/43	18,847	19,058,429

Series 4846, Class EA, 4.50%, 8/15/43	16,481	16,707,319

Series 4858, Class LA, 4.50%, 8/15/43	19,033	19,181,578

Series 4859, Class GA, 4.50%, 10/15/43	8,393	8,497,997

Series 4876, Class FA, 1.514%, (1 mo. USD LIBOR + 0.70%), 5/15/49(4)	20,288	20,418,534

Series 4900, Class ZT, 4.00%, 7/25/49	11,041	11,053,954

Series 4908, Class ZB, 4.00%, 8/25/49	7,258	7,276,775

Series 4908, Class ZP, 4.00%, 8/25/49	5,847	5,848,311

Series 4910, Class ZG, 3.50%, 9/25/49	30,398	30,550,337

Series 4910, Class ZN, 3.50%, 6/15/49	9,601	9,634,106

Series 4911, Class JZ, 3.50%, 9/25/49	9,435	9,474,138

Series 4914, Class DZ, 4.00%, 9/25/49	914	915,012

Series 4914, Class LZ, 3.50%, 9/25/49	10,625	10,718,399

Series 4922, Class Z, 3.50%, 10/25/49	9,242	9,274,481

Series 4922, Class ZA, 3.50%, 8/25/49	7,353	7,375,672

Series 4922, Class ZN, 3.50%, 4/25/49	4,028	4,028,553

Series 4924, Class AZ, 3.50%, 10/25/49	11,861	11,970,025

Series 4924, Class BZ, 3.50%, 10/25/49	14,547	14,582,945

Series 4924, Class KZ, 3.50%, 10/25/49	2,419	2,434,505

Series 4924, Class LZ, 3.50%, 10/25/49	4,208	4,216,608

Series 4924, Class MZ, 3.50%, 10/25/49	8,485	8,506,988

Series 4924, Class PZ, 3.50%, 10/25/49	4,271	4,314,344

Series 4925, Class ZY, 4.00%, 10/25/49	6,982	6,992,346

Series 4926, Class ZQ, 3.50%, 9/25/49	7,948	7,982,236

Series 4927, Class ZL, 3.50%, 11/25/49	7,656	7,660,197

Series 4927, Class ZQ, 3.50%, 9/25/49	15,719	15,799,327

Series 4930, Class PZ, 3.50%, 11/25/49	10,630	10,666,414

Series 4932, Class CZ, 3.50%, 11/25/49	1,216	1,215,178

Series 4938, Class BZ, 3.50%, 12/25/49	5,151	5,159,217

Series 4938, Class CZ, 3.50%, 12/25/49	28,160	28,491,807

Series 4940, Class ZC, 3.50%, 1/25/50	24,946	25,000,412

Series 4941, Class ZU, 3.50%, 8/25/49	8,491	8,517,439

Series 4943, Class JZ, 3.00%, 9/25/49	1,805	1,798,655

Series 4954, Class ZL, 3.50%, 2/25/50	17,170	17,246,813

Series 4960, Class ZA, 3.50%, 10/25/49	6,700	6,712,257

Series 4967, Class D, 2.50%, 5/25/50	21,986	21,887,324

Series 4968, Class ZJ, 3.00%, 4/25/50	50,116	50,400,026

Series 4968, Class ZM, 3.50%, 4/25/50	33,220	33,310,665

Series 4974, Class ZG, 2.50%, 4/25/50	17,301	17,316,192

Series 4974, Class ZT, 3.00%, 2/25/50	13,092	13,185,625

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)

Interest Only:(6)

Series 354, Class C11, 3.50%, 7/15/46	$27,533	$2,897,827

Series 354, Class C15, 3.50%, 11/15/46	27,540	2,420,667

Series 362, Class C7, 3.50%, 9/15/47	59,052	4,676,164

Series 362, Class C11, 4.00%, 12/15/47	15,469	1,540,334

Series 362, Class C12, 4.00%, 12/15/47	20,475	2,786,128

Series 3030, Class SL, 5.286%, (6.10% - 1 mo. USD LIBOR), 9/15/35(5)	2,043	437,418

Series 3114, Class TS, 5.836%, (6.65% - 1 mo. USD LIBOR), 9/15/30(5)	4,306	698,457

Series 3339, Class JI, 5.776%, (6.59% - 1 mo. USD LIBOR), 7/15/37(5)	1,749	404,838

Series 3872, Class NI, 5.50%, 12/15/21	316	6,108

Series 4088, Class EI, 3.50%, 9/15/41	2,738	159,642

Series 4094, Class CS, 5.186%, (6.00% - 1 mo. USD LIBOR), 8/15/42(5)	2,926	525,163

Series 4109, Class SA, 5.386%, (6.20% - 1 mo. USD LIBOR), 9/15/32(5)	2,366	357,882

Series 4212, Class SA, 5.386%, (6.20% - 1 mo. USD LIBOR), 7/15/38(5)	2,704	45,012

Series 4452, Class SP, 5.386%, (6.20% - 1 mo. USD LIBOR), 10/15/43(5)	2,950	196,624

Series 4497, Class CS, 5.386%, (6.20% - 1 mo. USD LIBOR), 9/15/44(5)	2,517	252,360

Series 4507, Class EI, 4.00%, 8/15/44	8,478	776,278

Series 4507, Class MI, 3.50%, 8/15/44	3,264	135,530

Series 4549, Class DS, 5.086%, (5.90% - 1 mo. USD LIBOR), 8/15/45(5)	6,316	869,077

Series 4601, Class IN, 3.50%, 7/15/46	51,966	5,028,137

Series 4625, Class BI, 3.50%, 6/15/46	9,804	954,414

Series 4637, Class IP, 3.50%, 4/15/44	2,258	92,774

Series 4653, Class PI, 3.50%, 7/15/44	2,219	51,951

Series 4672, Class LI, 3.50%, 1/15/43	2,540	84,834

Series 4676, Class DI, 4.00%, 7/15/44	3,902	130,187

Series 4700, Class WI, 3.50%, 1/15/44	9,704	231,572

Series 4749, Class IL, 4.00%, 12/15/47	3,981	378,642

Series 4768, Class IO, 4.00%, 3/15/48	4,700	451,471

Series 4768, Class KI, 4.00%, 11/15/47	8,210	757,709

Series 4772, Class PI, 4.00%, 1/15/48	5,106	490,504

Series 4791, Class JI, 4.00%, 5/15/48	9,444	794,786

Series 4791, Class SA, 5.386%, (6.20% - 1 mo. USD LIBOR), 5/15/48(5)	27,418	3,123,493

Series 4796, Class AS, 5.386%, (6.20% - 1 mo. USD LIBOR), 5/15/48(5)	17,364	1,942,614

Series 4808, Class IB, 4.00%, 5/15/48	20,284	1,735,347

Principal Only:(7)

Series 213, Class PO, 0.00%, 6/1/31	2,102	2,012,902

Series 239, Class PO, 0.00%, 8/15/36	1,040	979,187

7	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)

Principal Only: (continued)

Series 246, Class PO, 0.00%, 5/15/37	$2,388	$2,341,603

Series 3072, Class WO, 0.00%, 11/15/35	927	882,251

Series 3342, Class KO, 0.00%, 7/15/37	323	317,173

Series 3476, Class PO, 0.00%, 7/15/38	499	479,845

Series 3862, Class PO, 0.00%, 5/15/41	948	895,296

		$767,276,674

Federal National Mortgage Association:

Series G93-17, Class FA, 1.487%, (1 mo. USD LIBOR + 1.00%), 4/25/23(4)	$19	$19,151

Series G97-4, Class FA, 1.551%, (1 mo. USD LIBOR + 0.80%), 6/17/27(4)	158	158,989

Series 1993-203, Class PL, 6.50%, 10/25/23	103	111,039

Series 1994-14, Class F, 2.589%, (COF + 1.60%), 10/25/23(4)	92	93,104

Series 2001-4, Class GA, 9.132%, 4/17/25(8)	2	2,136

Series 2009-48, Class WA, 5.846%, 7/25/39(8)	508	565,709

Series 2009-62, Class WA, 5.571%, 8/25/39(8)	793	881,823

Series 2010-112, Class DZ, 4.00%, 10/25/40	959	1,022,899

Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(5)	297	334,529

Series 2012-14, Class MH, 2.00%, 12/25/40	228	229,750

Series 2012-35, Class GE, 3.00%, 5/25/40	3,151	3,204,703

Series 2012-51, Class FD, 1.067%, (1 mo. USD LIBOR + 0.58%), 5/25/42(4)	31,469	31,588,000

Series 2012-103, Class ZP, 3.00%, 9/25/42	1,463	1,491,598

Series 2012-134, Class ZT, 2.00%, 12/25/42	2,113	2,047,983

Series 2013-19, Class HF, 1.487%, (1 mo. USD LIBOR + 1.00%), 3/25/43(4)	2,635	2,607,470

Series 2013-52, Class GA, 1.00%, 6/25/43	2,275	2,247,387

Series 2013-52, Class MD, 1.25%, 6/25/43	2,263	2,224,435

Series 2013-58, Class KS, 5.194%, (5.93% - 1 mo. USD LIBOR x 1.50), 6/25/43(5)	29,811	30,036,778

Series 2013-58, Class SC, 5.269%, (6.00% - 1 mo. USD LIBOR x 1.50), 6/25/43(5)	18,829	19,548,924

Series 2013-67, Class NF, 1.487%, (1 mo. USD LIBOR + 1.00%), 7/25/43(4)	1,856	1,828,648

Series 2013-119, Class PD, 2.50%, 1/25/43	272	276,533

Series 2014-1, Class HF, 2.485%, (1 mo. USD LIBOR + 1.50%), 6/25/43(4)	2,000	1,988,014

Series 2014-5, Class LB, 2.50%, 7/25/43	895	911,011

Series 2015-74, Class SL, 2.063%, (2.349% - 1 mo. USD LIBOR x 0.587), 10/25/45(5)	1,883	1,660,885

Series 2015-93, Class KF, 1.985%, (1 mo. USD LIBOR + 1.00%), 1/25/46(4)	703	701,633

Series 2016-20, Class ZA, 2.50%, 12/25/41	1,512	1,518,509

Series 2016-22, Class ZE, 3.00%, 6/25/44	3,521	3,566,976

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)

Series 2016-26, Class KS, 4.397%, (5.25% - 1 mo. USD LIBOR x 1.75), 11/25/42(5)	$3,659	$3,702,441

Series 2016-49, Class VF, 1.985%, (1 mo. USD LIBOR + 1.00%), 8/25/46(4)	1,562	1,556,883

Series 2016-55, Class KF, 1.985%, (1 mo. USD LIBOR + 1.00%), 8/25/46(4)	1,999	1,989,121

Series 2016-81, Class Z, 3.00%, 11/25/46	1,004	1,004,862

Series 2016-89, Class ZH, 3.00%, 12/25/46	673	684,311

Series 2017-13, Class KF, 1.985%, (1 mo. USD LIBOR + 1.00%), 2/25/47(4)	443	442,336

Series 2017-15, Class LE, 3.00%, 6/25/46	2,247	2,306,717

Series 2017-26, Class NF, 1.985%, (1 mo. USD LIBOR + 1.00%), 4/25/47(4)	15,420	15,406,200

Series 2017-26, Class NS, 4.27%, (5.94% - 1 mo. USD LIBOR x 1.70), 4/25/47(5)	6,723	6,806,253

Series 2017-39, Class JZ, 3.00%, 5/25/47	816	823,523

Series 2017-49, Class PF, 1.985%, (1 mo. USD LIBOR + 1.00%), 7/25/47(4)	1,435	1,430,880

Series 2017-56, Class KF, 1.985%, (1 mo. USD LIBOR + 1.00%), 7/25/47(4)	6,972	6,948,916

Series 2017-56, Class KS, 4.016%, (5.00% - 1 mo. USD LIBOR), 7/25/47(5)	3,903	4,031,293

Series 2017-60, Class NF, 1.985%, (1 mo. USD LIBOR + 1.00%), 8/25/47(4)	2,169	2,165,060

Series 2017-66, Class ZJ, 3.00%, 9/25/57	2,352	2,355,000

Series 2017-76, Class Z, 3.00%, 10/25/57	955	948,983

Series 2017-96, Class FM, 1.985%, (1 mo. USD LIBOR + 1.00%), 12/25/57(4)	2,075	2,074,776

Series 2017-96, Class Z, 3.00%, 12/25/57	165	165,145

Series 2017-105, Class BF, 1.885%, (1 mo. USD LIBOR + 0.90%), 1/25/48(4)	3,505	3,501,489

Series 2017-106, Class HF, 1.985%, (1 mo. USD LIBOR + 1.00%), 1/25/48(4)	1,963	1,961,710

Series 2017-109, Class LF, 1.935%, (1 mo. USD LIBOR + 0.95%), 1/25/48(4)	105	104,976

Series 2018-13, Class NF, 1.985%, (1 mo. USD LIBOR + 1.00%), 12/25/57(4)	2,290	2,291,077

Series 2018-14, Class TF, 1.985%, (1 mo. USD LIBOR + 1.00%), 3/25/48(4)	513	512,318

Series 2018-16, Class ZN, 3.50%, 3/25/48	188	188,048

Series 2018-19, Class NF, 1.985%, (1 mo. USD LIBOR + 1.00%), 4/25/58(4)	1,940	1,937,900

Series 2018-59, Class KF, 1.487%, (1 mo. USD LIBOR + 1.00%), 8/25/48(4)	2,495	2,493,371

Series 2018-64, Class FL, 1.985%, (1 mo. USD LIBOR + 1.00%), 4/25/48(4)	1,726	1,724,190

Series 2018-87, Class BF, 1.985%, (1 mo. USD LIBOR + 1.00%), 4/25/48(4)	1,604	1,604,101

Series 2019-1, Class FA, 1.087%, (1 mo. USD LIBOR + 0.60%), 2/25/49(4)	46,070	45,693,518

8	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)

Series 2019-8, Class FD, 1.187%, (1 mo. USD LIBOR + 0.70%), 3/25/49(4)	$66,292	$66,723,482

Series 2019-8, Class FG, 0.987%, (1 mo. USD LIBOR + 0.50%), 3/25/49(4)	52,700	52,738,316

Series 2019-9, Class LF, 1.037%, (1 mo. USD LIBOR + 0.55%), 3/25/49(4)	56,153	56,250,165

Series 2019-16, Class AF, 1.037%, (1 mo. USD LIBOR + 0.55%), 4/25/49(4)	33,794	33,866,690

Series 2019-16, Class F, 0.987%, (1 mo. USD LIBOR + 0.50%), 4/25/49(4)	17,190	17,205,721

Series 2019-36, Class ZN, 3.00%, 7/25/49	1,093	1,095,298

Series 2019-37, Class ZU, 3.50%, 7/25/49	1,546	1,545,299

Series 2019-38, Class JZ, 4.00%, 7/25/49	2,216	2,228,002

Series 2019-44, Class ZP, 4.00%, 8/25/49	3,964	3,968,987

Series 2019-50, Class NZ, 3.50%, 9/25/49	3,401	3,409,208

Series 2019-54, Class Z, 3.50%, 9/25/49	4,409	4,414,136

Series 2019-55, Class ZM, 3.50%, 10/25/49	99	98,851

Series 2019-57, Class LZ, 3.50%, 10/25/49	2,972	2,989,089

Series 2019-57, Class UZ, 3.50%, 10/25/49	8,084	8,108,879

Series 2019-57, Class Z, 3.50%, 10/25/49	14,079	14,109,576

Series 2019-61, Class DZ, 3.50%, 11/25/49	5,149	5,161,785

Series 2019-63, Class Z, 3.50%, 10/25/49	2,189	2,188,034

Series 2019-64, Class QZ, 3.50%, 11/25/49	136	136,210

Series 2019-64, Class ZM, 3.50%, 11/25/49	1,136	1,134,501

Series 2019-66, Class JZ, 3.50%, 11/25/49	4,018	4,031,867

Series 2019-67, Class CZ, 3.50%, 11/25/49	1,926	1,926,437

Series 2019-67, Class EZ, 3.00%, 11/25/49	15,043	15,097,695

Series 2019-68, Class KL, 3.016%, (4.00% - 1 mo. USD LIBOR), 11/25/49(5)	4,946	4,980,464

Series 2019-68, Class KS, 3.016%, (4.00% - 1 mo. USD LIBOR), 11/25/49(5)	4,946	4,980,464

Series 2019-70, Class ZJ, 4.00%, 12/25/49	25,923	25,973,585

Series 2019-71, Class AZ, 3.50%, 11/25/49	4,033	4,046,446

Series 2019-71, Class DZ, 3.50%, 11/25/49	8,554	8,584,821

Series 2019-71, Class MZ, 3.50%, 11/25/49	19,826	19,895,200

Series 2019-72, Class CZ, 3.50%, 12/25/49	1,076	1,075,728

Series 2019-75, Class KZ, 3.50%, 12/25/49	12,509	12,550,241

Series 2019-75, Class ZA, 3.50%, 12/25/49	8,262	8,285,574

Series 2019-80, Class CZ, 3.50%, 1/25/50	11,722	11,724,448

Series 2019-80, Class ZC, 3.50%, 1/25/50	2,778	2,772,613

Series 2019-81, Class CZ, 3.50%, 1/25/50	2,220	2,215,386

Series 2019-81, Class ZL, 3.50%, 1/25/50	19,020	19,050,497

Series 2019-83, Class EZ, 4.50%, 1/25/50	10,071	10,132,022

Series 2020-1, Class CZ, 3.50%, 2/25/50	4,222	4,221,020

Series 2020-1, Class ZC, 3.50%, 2/25/50	52,586	52,779,443

Series 2020-5, Class MZ, 3.50%, 2/25/50	6,318	6,325,065

Series 2020-8, Class CZ, 3.50%, 2/25/50	723	722,510

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)

Series 2020-9, Class ZC, 3.50%, 2/25/50	$28,241	$28,582,739

Series 2020-10, Class LZ, 3.50%, 3/25/50	3,742	3,743,956

Series 2020-11, Class ZA, 3.50%, 3/25/50	10,180	10,183,200

Series 2020-11, Class ZQ, 3.00%, 3/25/50	642	637,098

Series 2020-17, Class CZ, 3.50%, 3/25/50	58,223	58,386,228

Series 2020-17, Class ZC, 3.50%, 3/25/50	3,876	3,885,221

Series 2020-20, Class ZA, 3.00%, 4/25/50	8,912	8,944,565

Series 2020-23, Class CZ, 3.00%, 2/25/50	27,304	27,516,569

Series 2020-23, Class ZC, 3.00%, 2/25/50	57,298	57,745,712

Series 2020-25, Class Z, 3.00%, 4/25/50	9,290	9,369,161

Series 2020-32, Class ZA, 3.50%, 5/25/50	47,709	48,101,226

Interest Only:(6)

Series 296, Class 2, 8.00%, 4/25/24	200	14,834

Series 424, Class C8, 3.50%, 2/25/48	15,061	1,227,614

Series 2004-60, Class SW, 6.563%, (7.05% - 1 mo. USD LIBOR), 4/25/34(5)	2,289	361,798

Series 2005-68, Class XI, 6.00%, 8/25/35	2,240	492,209

Series 2006-65, Class PS, 6.733%, (7.22% - 1 mo. USD LIBOR), 7/25/36(5)	1,431	376,102

Series 2007-99, Class SD, 5.913%, (6.40% - 1 mo. USD LIBOR), 10/25/37(5)	2,320	504,845

Series 2007-102, Class ST, 5.953%, (6.44% - 1 mo. USD LIBOR), 11/25/37(5)	1,071	228,761

Series 2010-135, Class SD, 5.513%, (6.00% - 1 mo. USD LIBOR), 6/25/39(5)	1,263	53,512

Series 2011-13, Class AI, 4.50%, 7/25/21	48	440

Series 2011-59, Class IW, 6.00%, 7/25/41	1,589	339,702

Series 2011-82, Class AI, 5.50%, 8/25/26	112	2,368

Series 2011-101, Class IC, 3.50%, 10/25/26	3,754	247,595

Series 2012-73, Class MS, 5.563%, (6.05% - 1 mo. USD LIBOR), 5/25/39(5)	1,182	30,609

Series 2012-86, Class CS, 5.613%, (6.10% - 1 mo. USD LIBOR), 4/25/39(5)	1,036	28,559

Series 2012-94, Class SL, 6.213%, (6.70% - 1 mo. USD LIBOR), 5/25/38(5)	4,953	328,720

Series 2012-103, Class GS, 5.613%, (6.10% - 1 mo. USD LIBOR), 2/25/40(5)	2,442	67,710

Series 2012-112, Class SB, 5.663%, (6.15% - 1 mo. USD LIBOR), 9/25/40(5)	5,025	290,266

Series 2012-147, Class SA, 5.613%, (6.10% - 1 mo. USD LIBOR), 1/25/43(5)	2,109	399,930

Series 2013-127, Class BI, 3.50%, 5/25/39	1,712	36,293

Series 2013-127, Class LI, 3.50%, 5/25/39	1,703	36,097

Series 2014-41, Class SA, 5.563%, (6.05% - 1 mo. USD LIBOR), 7/25/44(5)	3,340	692,716

Series 2014-55, Class IL, 3.50%, 9/25/44	2,666	265,007

Series 2014-55, Class IN, 3.50%, 7/25/44	2,392	240,898

9	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)

Interest Only: (continued)

Series 2014-89, Class IO, 3.50%, 1/25/45	$3,756	$291,158

Series 2015-22, Class GI, 3.50%, 4/25/45	1,950	198,065

Series 2015-31, Class SG, 5.613%, (6.10% - 1 mo. USD LIBOR), 5/25/45(5)	3,552	472,015

Series 2015-36, Class IL, 3.00%, 6/25/45	3,102	276,580

Series 2015-61, Class QI, 3.50%, 5/25/43	3,348	70,476

Series 2016-61, Class DI, 3.00%, 4/25/46	3,909	281,063

Series 2018-21, Class IO, 3.00%, 4/25/48	19,416	1,466,179

Series 2018-42, Class IA, 3.50%, 6/25/47	16,711	552,286

Series 2019-1, Class SA, 4.913%, (5.40% - 1 mo. USD LIBOR), 2/25/49(5)	32,206	4,338,785

Principal Only:(7)

Series 379, Class 1, 0.00%, 5/25/37	2,301	2,214,089

Series 380, Class 1, 0.00%, 7/25/37	499	474,234

Series 2007-17, Class PO, 0.00%, 3/25/37	388	373,412

Series 2009-82, Class PO, 0.00%, 10/25/39	1,019	963,113

Series 2012-5, Class PO, 0.00%, 12/25/39	670	650,049

Series 2012-61, Class PO, 0.00%, 8/25/37	2,876	2,731,431

Series 2014-17, Class PO, 0.00%, 4/25/44	2,195	1,996,137

		$1,007,179,101

Government National Mortgage Association:

Series 2006-3C, Class MZ, 3.00%, 3/1/50(3)	$12,513	$12,571,511

Series 2011-156, Class GA, 2.00%, 12/16/41	1,022	1,032,552

Series 2012-77, Class MT, 1.184%, (1 mo. USD LIBOR + 0.39%), 5/16/41(4)	777	756,891

Series 2014-H20, Class MF, 2.006%, (1 mo. USD LIBOR + 0.65%), 10/20/64(4)	10,055	10,129,102

Series 2015-62, Class PQ, 3.00%, 5/20/45	1,616	1,632,128

Series 2015-144, Class KB, 3.00%, 8/20/44	503	542,389

Series 2015-H03, Class FD, 1.996%, (1 mo. USD LIBOR + 0.64%), 1/20/65(4)	28,591	28,720,857

Series 2015-H05, Class FB, 1.996%, (1 mo. USD LIBOR + 0.64%), 2/20/65(4)	26,898	27,089,344

Series 2016-168, Class JF, 1.985%, (1 mo. USD LIBOR + 1.00%), 11/20/46(4)	7,794	7,771,640

Series 2017-5, Class ZA, 2.50%, 1/20/47	1,175	1,198,275

Series 2017-115, Class ZA, 3.00%, 7/20/47	1,376	1,371,030

Series 2017-121, Class DF, 1.218%, (1 mo. USD LIBOR + 0.50%), 8/20/47(4)	10,891	10,858,949

Series 2017-137, Class AF, 1.218%, (1 mo. USD LIBOR + 0.50%), 9/20/47(4)	5,199	5,180,711

Series 2017-147, Class HF, 1.718%, (1 mo. USD LIBOR + 1.00%), 9/20/47(4)	4,369	4,364,656

Series 2017-176, Class DF, 1.985%, (1 mo. USD LIBOR + 1.00%), 11/20/47(4)	1,219	1,217,326

Security	Principal Amount (000’s omitted)	Value

Government National Mortgage Association: (continued)

Series 2017-186, Class WF, 1.985%, (1 mo. USD LIBOR + 1.00%), 11/20/47(4)	$5,140	$5,128,140

Series 2018-67, Class KF, 1.985%, (1 mo. USD LIBOR + 1.00%), 3/20/48(4)	713	712,713

Series 2018-76, Class LF, 1.985%, (1 mo. USD LIBOR + 1.00%), 5/20/48(4)	331	331,050

Series 2018-125, Class FM, 1.985%, (1 mo. USD LIBOR + 1.00%), 8/20/48(4)	1,718	1,718,251

Series 2018-H16, Class FA, 1.776%, (1 mo. USD LIBOR + 0.42%), 9/20/68(4)	113,699	112,808,213

Series 2018-H18, Class FA, 1.856%, (1 mo. USD LIBOR + 0.50%), 9/20/68(4)	94,048	93,308,764

Series 2018-H18, Class FG, 1.956%, (1 mo. USD LIBOR + 0.60%), 10/20/68(4)	60,043	60,027,213

Series 2018-H20, Class FA, 1.956%, (1 mo. USD LIBOR + 0.60%), 12/20/68(4)	96,278	96,243,947

Series 2018-H20, Class FB, 1.856%, (1 mo. USD LIBOR + 0.50%), 6/20/68(4)	73,675	73,491,727

Series 2018-H20, Class FD, 1.856%, (1 mo. USD LIBOR + 0.50%), 12/20/68(4)	48,959	48,830,504

Series 2018-H20, Class FE, 1.856%, (1 mo. USD LIBOR + 0.50%), 11/20/68(4)	34,924	34,829,938

Series 2019-1, Class NF, 1.985%, (1 mo. USD LIBOR + 1.00%), 1/20/49(4)	1,750	1,748,268

Series 2019-59, Class LZ, 4.25%, 5/20/49	778	777,207

Series 2019-71, Class AZ, 3.50%, 6/20/49	424	423,783

Series 2019-71, Class CZ, 4.00%, 6/20/49	3,990	3,987,746

Series 2019-78, Class GZ, 4.00%, 6/20/49	1,138	1,139,771

Series 2019-82, Class DZ, 4.00%, 6/20/49	2,764	2,767,113

Series 2019-90, Class ZP, 4.00%, 7/20/49	6,268	6,283,067

Series 2019-92, Class CZ, 4.00%, 7/20/49	1,382	1,383,116

Series 2019-92, Class DZ, 4.00%, 7/20/49	2,135	2,132,485

Series 2019-96, Class Z, 4.00%, 8/20/49	14,556	14,627,370

Series 2019-97, Class ZC, 3.50%, 8/20/49	23,695	23,712,819

Series 2019-98, Class KZ, 3.50%, 8/20/49	1,795	1,795,580

Series 2019-98, Class PZ, 4.00%, 8/20/49	9,328	9,336,076

Series 2019-99, Class TZ, 3.50%, 8/20/49	71	71,227

Series 2019-99, Class ZN, 3.50%, 10/20/47	1,595	1,594,443

Series 2019-100, Class JZ, 3.75%, 8/20/49	6,190	6,206,227

Series 2019-100, Class MZ, 3.50%, 8/20/49	11,997	11,998,256

Series 2019-106, Class CZ, 3.50%, 8/20/49	1,656	1,655,541

Series 2019-108, Class KZ, 3.50%, 8/20/49	5,874	5,912,724

Series 2019-110, Class Z, 3.50%, 9/20/49	19,201	19,260,628

Series 2019-110, Class ZD, 3.50%, 9/20/49	114,882	115,053,780

Series 2019-111, Class DZ, 3.50%, 4/20/48	456	455,856

Series 2019-111, Class LZ, 3.50%, 9/20/49	2,490	2,489,529

Series 2019-112, Class BZ, 4.00%, 9/20/49	1,735	1,732,887

10	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Government National Mortgage Association: (continued)

Series 2019-115, Class ZD, 4.00%, 9/20/49	$17,251	$17,245,824

Series 2019-115, Class ZE, 4.00%, 9/20/49	14,334	14,442,618

Series 2019-115, Class ZH, 4.00%, 9/20/49	15,237	15,256,384

Series 2019-119, Class NZ, 5.50%, 9/20/49	1,782	1,795,058

Series 2019-119, Class ZN, 5.00%, 9/20/49	7,027	7,084,943

Series 2019-123, Class PZ, 3.50%, 10/20/49	12,844	12,892,645

Series 2019-123, Class Z, 5.00%, 10/20/49	14,138	14,171,293

Series 2019-125, Class AZ, 3.50%, 10/20/49	8,015	8,021,146

Series 2019-125, Class BZ, 3.50%, 10/20/49	16,956	16,986,683

Series 2019-125, Class DZ, 3.50%, 10/20/49	22,997	23,108,429

Series 2019-126, Class ZA, 3.50%, 10/20/49	7,003	7,017,089

Series 2019-132, Class LZ, 3.50%, 10/20/49	5,814	5,812,652

Series 2019-133, Class Z, 3.50%, 10/20/49	8,856	8,870,648

Series 2019-136, Class CZ, 3.50%, 11/20/49	4,972	4,974,922

Series 2019-136, Class Z, 1.50%, 10/20/45	4,996	4,990,760

Series 2019-143, Class KZ, 3.50%, 11/20/49	8,767	8,783,992

Series 2019-148, Class Z, 3.00%, 3/20/49	6,214	6,206,575

Series 2019-148, Class ZN, 4.00%, 11/20/49	2,779	2,778,704

Series 2019-151, Class CZ, 3.50%, 12/20/49	52,323	52,341,866

Series 2019-151, Class EZ, 3.50%, 12/20/49	11,601	11,605,535

Series 2019-151, Class HZ, 3.50%, 12/20/49	15,081	15,076,002

Series 2019-151, Class ZC, 3.50%, 12/20/49	7,840	7,845,958

Series 2019-152, Class BZ, 4.00%, 12/20/49	11,126	11,144,836

Series 2019-152, Class HZ, 3.50%, 12/20/49	908	907,406

Series 2019-152, Class NU, 3.50%, 12/20/49	5,799	5,816,310

Series 2019-158, Class ZJ, 3.50%, 12/20/49	24,850	24,906,800

Series 2019-160, Class Z, 3.50%, 12/20/49	4,391	4,389,014

Series 2019-H02, Class FE, 1.906%, (1 mo. USD LIBOR + 0.55%), 1/20/69(4)	31,939	31,939,736

Series 2020-1, Class CZ, 4.50%, 1/20/50	891	890,079

Series 2020-1, Class EZ, 3.50%, 1/20/50	3,524	3,578,568

Series 2020-4, Class ZE, 4.00%, 1/20/50	9,367	9,387,015

Series 2020-4, Class ZU, 3.50%, 1/20/50	4,050	4,050,909

Series 2020-9, Class EZ, 3.50%, 1/20/50	11,546	11,580,140

Series 2020-15, Class EZ, 3.50%, 2/20/50	4,858	4,869,631

Series 2020-15, Class PZ, 3.50%, 2/20/50	5,388	5,418,029

Series 2020-15, Class ZK, 4.00%, 2/20/50	9,776	9,787,883

Series 2020-16, Class UZ, 3.50%, 2/20/50	11,942	12,001,384

Series 2020-16, Class ZM, 3.50%, 2/20/50	2,301	2,303,537

Series 2020-17, Class CZ, 3.00%, 2/20/50	2,974	2,974,948

Series 2020-17, Class EZ, 3.50%, 2/20/50	15,820	15,897,346

Series 2020-17, Class GZ, 3.50%, 2/20/50	2,296	2,302,873

Series 2020-17, Class QZ, 3.50%, 2/20/50	8,622	8,677,379

Series 2020-17, Class ZC, 3.50%, 2/20/50	10,842	10,875,304

Series 2020-17, Class ZP, 5.00%, 2/20/50	4,821	4,828,994

Series 2020-21, Class GZ, 3.50%, 2/20/50	5,658	5,692,026

Security	Principal Amount (000’s omitted)	Value

Government National Mortgage Association: (continued)

Series 2020-21, Class LZ, 3.50%, 2/20/50	$9,053	$9,090,422

Series 2020-30, Class MZ, 3.00%, 3/20/50	8,466	8,497,771

Series 2020-31, Class EZ, 3.50%, 3/20/50	24,900	24,887,175

Series 2020-31, Class ZH, 3.00%, 3/20/50	13,624	13,634,988

Series 2020-32, Class KS, 3.50%, 3/20/50	6,149	6,188,274

Series 2020-32, Class ZC, 4.50%, 3/20/50	24,651	24,703,446

Series 2020-32, Class ZW, 3.00%, 3/20/50	1,512	1,517,078

Series 2020-33, Class PZ, 3.00%, 3/20/50	9,541	9,595,139

Series 2020-34, Class DZ, 3.00%, 3/20/50	9,010	9,040,488

Series 2020-45, Class ZM, 3.00%, 3/20/50	5,242	5,223,787

Series 2020-46, Class AZ, 3.50%, 4/20/50	4,245	4,261,009

Series 2020-47, Class ZD, 3.00%, 4/20/50	11,307	11,386,096

Series 2020-47, Class ZL, 3.50%, 4/20/50	14,077	14,213,830

Series 2020-51, Class ZC, 3.00%, 4/20/50	7,469	7,499,273

Series 2020-55, Class NZ, 3.00%, 4/20/50	11,072	11,174,792

Series 2020-61, Class AZ, 3.00%, 5/1/50(3)	5,748	5,765,648

Series 2020-76, Class UZ, 3.00%, 4/1/50(3)	23,801	23,954,519

Interest Only:(6)

Series 2011-48, Class SD, 5.897%, (6.67% - 1 mo. USD LIBOR), 10/20/36(5)	70	0

Series 2014-98, Class IM, 1.198%, 1/20/43(8)	12,117	642,173

Series 2015-151, Class KI, 1.264%, 11/20/42(8)	16,956	663,592

Series 2017-104, Class SD, 5.482%, (6.20% - 1 mo. USD LIBOR), 7/20/47(5)	6,659	1,192,287

Series 2017-121, Class DS, 3.782%, (4.50% - 1 mo. USD LIBOR), 8/20/47(5)	8,860	1,066,200

Series 2018-127, Class SG, 5.532%, (6.25% - 1 mo. USD LIBOR), 9/20/48(5)	22,030	3,070,066

Series 2019-27, Class SA, 5.332%, (6.05% - 1 mo. USD LIBOR), 2/20/49(5)	10,819	1,567,196

Series 2019-38, Class SQ, 5.332%, (6.05% - 1 mo. USD LIBOR), 3/20/49(5)	19,465	3,223,918

Series 2019-43, Class BS, 5.332%, (6.05% - 1 mo. USD LIBOR), 4/20/49(5)	13,209	1,908,827

Principal Only:(7)

Series 2009-117, Class PO, 0.00%, 12/16/39	1,513	1,391,998

Series 2010-88, Class OA, 0.00%, 7/20/40	1,190	1,107,990

Series 2015-24, Class KO, 0.00%, 6/20/35	1,610	1,537,103

		$1,547,948,278

Total Collateralized Mortgage Obligations (identified cost $3,375,493,769)		$3,322,404,053

11	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

U.S. Government Guaranteed Small Business Administration Pools & Loans — 7.3%
Description	Principal Amount (000’s omitted)	Value

0.875%, (USD Prime - 2.375%), 2/25/29(4)	$84,606	$85,749,849

1.00%, (USD Prime - 2.25%), 1/25/44 to 2/25/44(4)	89,653	90,235,252

1.05%, (USD Prime - 2.20%), 4/25/44(4)	33,820	34,139,456

2.25%, (USD Prime - 1.00%), 4/25/44(4)	40,791	43,709,999

2.575%, (USD Prime - 0.675%), 2/25/44(4)	35,175	37,811,220

Interest Only:(9)(10)

0.96%, 1/30/34	416	10,389

1.03%, 1/18/39	442	13,680

1.26%, 2/15/44	1,570	84,842

1.31%, 11/26/43	3,247	153,983

1.51%, 2/15/44	1,144	69,557

1.56%, 6/29/43 to 3/14/44	1,460	83,693

1.68%, 9/12/43 to 11/1/43	2,789	166,967

1.76%, 11/30/28 to 12/18/28	776	33,100

1.81%, 6/15/43 to 3/15/44	7,350	458,552

1.88%, 12/18/43 to 12/27/43	6,283	424,005

1.91%, 7/15/42 to 4/15/44	19,228	1,241,345

1.93%, 6/14/43 to 2/28/44	30,470	2,085,548

2.01%, 3/12/29 to 3/15/44	7,805	473,652

2.06%, 3/15/29 to 4/15/44	18,347	1,371,594

2.13%, 9/14/43 to 1/9/44	5,317	393,223

2.16%, 3/15/42 to 4/15/44	14,266	1,026,764

2.18%, 12/3/28 to 2/15/44	26,720	2,021,326

2.215%, 11/1/32 to 5/16/43(11)	124,149	6,460,105

2.26%, 12/28/28 to 1/15/44	4,834	379,768

2.31%, 12/15/28 to 8/11/44	40,701	3,240,343

2.38%, 8/31/28 to 12/27/43	3,769	293,747

2.388%, 2/21/33 to 4/1/43(11)	30,594	2,179,372

2.41%, 6/15/42 to 4/15/44	23,409	1,907,064

2.43%, 5/7/28 to 2/14/44	20,943	1,792,736

2.48%, 9/15/41 to 3/15/44	5,353	433,614

2.51%, 7/12/28 to 1/15/44	3,976	328,755

2.56%, 12/15/28 to 9/18/44	38,438	3,344,639

2.61%, 12/15/28 to 4/15/29	568	34,446

2.63%, 9/13/42 to 1/11/44	4,498	424,284

2.66%, 2/15/29 to 4/15/44	15,517	1,339,211

2.68%, 10/19/28 to 2/19/44	22,000	1,959,253

2.709%, 3/21/23 to 12/13/42(11)	42,334	2,467,835

2.76%, 10/1/28 to 2/15/44	13,582	1,095,272

2.81%, 3/15/29 to 4/24/44	32,256	2,998,427

2.88%, 7/12/43 to 12/27/43	4,768	495,696

2.91%, 3/15/44	720	79,628

2.93%, 6/13/28 to 2/15/44	7,954	732,153

Description	Principal Amount (000’s omitted)	Value

Interest Only: (continued)

3.01%, 10/13/28 to 1/15/44	$2,294	$207,252

3.06%, 12/15/28 to 4/15/44	5,397	594,863

3.13%, 9/29/43 to 1/31/44	8,738	985,938

3.16%, 12/15/43 to 1/15/44	3,954	488,462

3.18%, 4/19/28 to 2/19/44	12,884	1,232,600

3.203%, 1/21/24 to 7/28/42(11)	20,941	1,304,911

3.26%, 10/18/28 to 3/15/44	6,584	658,919

3.31%, 4/15/29 to 3/13/44	10,226	1,234,913

3.36%, 1/15/29 to 4/15/44	177	18,717

3.379%, 3/10/26 to 3/23/42(11)	948	84,228

3.38%, 8/17/43 to 1/16/44	13,472	1,782,267

3.41%, 3/15/44 to 4/15/44	3,642	471,840

3.43%, 4/27/28 to 2/6/44	43,256	4,169,575

3.51%, 10/4/28 to 3/15/44	18,210	1,966,122

3.56%, 12/28/28 to 3/15/44	15,206	1,653,345

3.61%, 12/27/28	12	1,100

3.66%, 11/15/43 to 4/15/44	17,032	2,281,000

3.98%, 12/11/28 to 12/13/28	546	55,725

4.11%, 12/31/28	39	4,100

4.21%, 12/15/43	90	13,246

Total U.S. Government Guaranteed Small Business Administration Pools & Loans (identified cost $360,525,205)		$352,953,467

Short-Term Investments — 12.3%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.47%(12)	597,200,690	$597,200,690

Total Short-Term Investments (identified cost $597,106,038)		$597,200,690

Total Investments — 115.6% (identified cost $5,635,378,465)		$5,587,977,536

Other Assets, Less Liabilities — (15.6)%		$(756,079,637)

Net Assets — 100.0%		$4,831,897,899

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2020.

12	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

(2)	Principal amount is less than $500.

(3)	When-issued security/forward commitment security.

(4)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2020.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2020.

(6)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(7)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(8)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2020.
(9)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(10)	Securities comprise a trust that is wholly-owned by the Fund and may only be sold on a pro rata basis with all securities in the trust.

(11)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2020 of all interest only securities comprising the certificate.

(12)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

(13)

TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Depreciation

Interest Rate Futures

U.S. Long Treasury Bond	165	Short	6/19/20	$(29,870,156)	$(319,687)

U.S. 10-Year Treasury Note	240	Long	6/19/20	33,375,000	(124,175)

					$(443,862)

Abbreviations:

CMT	–	Constant Maturity Treasury

COF	–	Cost of Funds 11th District

LIBOR	–	London Interbank Offered Rate

TBA	–	To Be Announced

Currency Abbreviations:

USD	–	United States Dollar

13	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Unaffiliated investments, at value (identified cost, $5,038,272,427)	$4,990,776,846

Affiliated investment, at value (identified cost, $597,106,038)	597,200,690

Deposits for derivatives collateral — financial futures contracts	663,600

Interest receivable	17,080,858

Dividends receivable from affiliated investment	125,752

Receivable for investments sold	3,445,237

Receivable for Fund shares sold	62,018,567

Receivable for variation margin on open financial futures contracts	79,210

Total assets	$5,671,390,760

Liabilities

Payable for investments purchased	$423,535,933

Payable for when-issued securities/forward purchase commitments	360,173,670

Payable for Fund shares redeemed	50,881,984

Distributions payable	1,195,465

Due to custodian	312,464

Payable to affiliates:

Investment adviser fee	1,790,123

Distribution and service fees	230,598

Trustees’ fees	9,063

Accrued expenses	1,363,561

Total liabilities	$839,492,861

Net Assets	$4,831,897,899

Sources of Net Assets

Paid-in capital	$4,880,462,701

Accumulated loss	(48,564,802)

Net Assets	$4,831,897,899

Class A Shares

Net Assets	$724,925,270

Shares Outstanding	89,057,156

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.14

Maximum Offering Price Per Share

(100 ÷ 97.75 of net asset value per share)	$8.33

Class C Shares

Net Assets	$129,840,204

Shares Outstanding	15,930,240

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$8.15

Class I Shares

Net Assets	$3,977,132,425

Shares Outstanding	489,172,716

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.13

On sales of $100,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

14	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Interest	$58,744,174

Dividends from affiliated investment	418,666

Total investment income	$59,162,840

Expenses

Investment adviser fee	$10,229,244

Distribution and service fees

Class A	907,821

Class C	470,080

Trustees’ fees and expenses	54,250

Custodian fee	474,931

Transfer and dividend disbursing agent fees	1,011,426

Legal and accounting services	141,199

Printing and postage	139,541

Registration fees	127,316

Interest expense and fees	833,924

Miscellaneous	59,963

Total expenses	$14,449,695

Net investment income	$44,713,145

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$50,597,811

Investment transactions — affiliated investment	34,441

Written options	(18,709,446)

Financial futures contracts	30,333,298

Net realized gain	$62,256,104

Change in unrealized appreciation (depreciation) —

Investments	$(26,671,075)

Investments — affiliated investment	94,652

Financial futures contracts	1,125,045

Net change in unrealized appreciation (depreciation)	$(25,451,378)

Net realized and unrealized gain	$36,804,726

Net increase in net assets from operations	$81,517,871

15	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$44,713,145	$102,889,649

Net realized gain (loss)	62,256,104	(25,245,601)

Net change in unrealized appreciation (depreciation)	(25,451,378)	(6,311,071)

Net increase in net assets from operations	$81,517,871	$71,332,977

Distributions to shareholders —

Class A	$(9,650,482)	$(19,511,519)

Class C	(1,125,941)	(2,588,205)

Class I	(50,619,832)	(99,898,243)

Total distributions to shareholders	$(61,396,255)	$(121,997,967)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$356,623,530	$828,053,907

Class C	45,626,711	98,572,237

Class I	2,065,510,917	4,218,880,232

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	9,269,988	18,823,629

Class C	1,096,974	2,487,249

Class I	43,402,864	85,201,931

Cost of shares redeemed

Class A	(444,314,879)	(452,296,289)

Class C	(25,827,080)	(38,905,104)

Class I	(1,753,154,722)	(1,939,898,444)

Net asset value of shares converted

Class A	4,439,241	14,629,736

Class C	(4,439,241)	(14,629,736)

Net increase in net assets from Fund share transactions	$298,234,303	$2,820,919,348

Net increase in net assets	$318,355,919	$2,770,254,358

Net Assets

At beginning of period	$4,513,541,980	$1,743,287,622

At end of period	$4,831,897,899	$4,513,541,980

16	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2020

Financial Highlights

	Class A

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019		2018		2017		2016		2015

Net asset value — Beginning of period	$8.100		$8.200		$8.250		$8.270		$8.400		$8.570

Income (Loss) From Operations

Net investment income(1)	$0.076		$0.202		$0.219		$0.173		$0.171		$0.175

Net realized and unrealized gain (loss)	0.071		(0.057)		(0.068)		(0.012)		(0.112)		(0.080)

Total income from operations	$0.147		$0.145		$0.151		$0.161		$0.059		$0.095

Less Distributions

From net investment income	$(0.107)		$(0.245)		$(0.201)		$(0.181)		$(0.189)		$(0.265)

Total distributions	$(0.107)		$(0.245)		$(0.201)		$(0.181)		$(0.189)		$(0.265)

Net asset value — End of period	$8.140		$8.100		$8.200		$8.250		$8.270		$8.400

Total Return(2)	1.82	%(3)	1.78%		1.85%		1.97%		0.72%		1.12%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$724,925		$795,015		$394,465		$181,071		$155,824		$151,875

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.85	%(5)(6)	0.85	%(6)	0.90	%(7)	0.92	%(7)	0.96	%(7)	0.99	%(7)

Net investment income	1.90	%(5)	2.47%		2.67	%(7)	2.09	%(7)	2.07	%(7)	2.07	%(7)

Portfolio Turnover of the Fund	61	%(3)	59%		42	%(8)	19	%(9)	45	%(9)	19	%(9)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Includes interest expense, including on reverse repurchase agreements, of 0.04% and 0.02% for the six months ended April 30, 2020 and the year ended October 31, 2019, respectively.

(7)	Includes the Fund’s share of the Portfolio’s/Portfolios’ allocated expenses for the period while the Fund was investing in the Portfolio/Portfolios.

(8)

Represents the portfolio turnover of Short-Term U.S. Government Portfolio from November 1, 2017 to October 12, 2018. The portfolio turnover based on the Fund’s investments in securities for the period October 15, 2018, the date the Fund began investing its assets directly, through October 31, 2018 was less than 1%.

(9)

Percentage is based on the Fund’s contributions to and withdrawals from the Portfolio(s) for the period while the Fund was investing in the Portfolio(s) and excludes the investment activity of the Portfolio(s).

17	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2020

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019		2018		2017		2016		2015

Net asset value — Beginning of period	$8.110		$8.210		$8.260		$8.280		$8.410		$8.580

Income (Loss) From Operations

Net investment income(1)	$0.051		$0.154		$0.169		$0.124		$0.123		$0.124

Net realized and unrealized gain (loss)	0.071		(0.058)		(0.067)		(0.012)		(0.113)		(0.079)

Total income from operations	$0.122		$0.096		$0.102		$0.112		$0.010		$0.045

Less Distributions

From net investment income	$(0.082)		$(0.196)		$(0.152)		$(0.132)		$(0.140)		$(0.215)

Total distributions	$(0.082)		$(0.196)		$(0.152)		$(0.132)		$(0.140)		$(0.215)

Net asset value — End of period	$8.150		$8.110		$8.210		$8.260		$8.280		$8.410

Total Return(2)	1.52	%(3)	1.18%		1.24%		1.36%		0.12%		0.52%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$129,840		$112,868		$66,706		$57,129		$77,450		$91,850

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.45	%(5)(6)	1.45	%(6)	1.50	%(7)	1.53	%(7)	1.56	%(7)	1.59	%(7)

Net investment income	1.27	%(5)	1.88%		2.05	%(7)	1.49	%(7)	1.48	%(7)	1.46	%(7)

Portfolio Turnover of the Fund	61	%(3)	59%		42	%(8)	19	%(9)	45	%(9)	19	%(9)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Includes interest expense, including on reverse repurchase agreements, of 0.04% and 0.02% for the six months ended April 30, 2020 and the year ended October 31, 2019, respectively.

(7)	Includes the Fund’s share of the Portfolio’s/Portfolios’ allocated expenses for the period while the Fund was investing in the Portfolio/Portfolios.

(8)

Represents the portfolio turnover of Short-Term U.S. Government Portfolio from November 1, 2017 to October 12, 2018. The portfolio turnover based on the Fund’s investments in securities for the period October 15, 2018, the date the Fund began investing its assets directly, through October 31, 2018 was less than 1%.

(9)

Percentage is based on the Fund’s contributions to and withdrawals from the Portfolio(s) for the period while the Fund was investing in the Portfolio(s) and excludes the investment activity of the Portfolio(s).

18	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2020

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019		2018		2017		2016		2015

Net asset value — Beginning of period	$8.090		$8.190		$8.240		$8.260		$8.390		$8.560

Income (Loss) From Operations

Net investment income(1)	$0.085		$0.223		$0.243		$0.194		$0.195		$0.192

Net realized and unrealized gain (loss)	0.072		(0.058)		(0.071)		(0.012)		(0.115)		(0.076)

Total income from operations	$0.157		$0.165		$0.172		$0.182		$0.080		$0.116

Less Distributions

From net investment income	$(0.117)		$(0.265)		$(0.222)		$(0.202)		$(0.210)		$(0.286)

Total distributions	$(0.117)		$(0.265)		$(0.222)		$(0.202)		$(0.210)		$(0.286)

Net asset value — End of period	$8.130		$8.090		$8.190		$8.240		$8.260		$8.390

Total Return(2)	1.95	%(3)	2.04%		2.11%		2.23%		0.97%		1.37%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,977,132		$3,605,659		$1,282,116		$325,222		$179,408		$254,357

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.60	%(5)(6)	0.60	%(6)	0.65	%(7)	0.67	%(7)	0.71	%(7)	0.74	%(7)

Net investment income	2.12	%(5)	2.73%		2.96	%(7)	2.35	%(7)	2.36	%(7)	2.27	%(7)

Portfolio Turnover of the Fund	61	%(3)	59%		42	%(8)	19	%(9)	45	%(9)	19	%(9)

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)	Includes interest expense, including on reverse repurchase agreements, of 0.04% and 0.02% for the six months ended April 30, 2020 and the year ended October 31, 2019, respectively.

(7)	Includes the Fund’s share of the Portfolio’s/Portfolios’ allocated expenses for the period while the Fund was investing in the Portfolio/Portfolios.

(8)

Represents the portfolio turnover of Short-Term U.S. Government Portfolio from November 1, 2017 to October 12, 2018. The portfolio turnover based on the Fund’s investments in securities for the period October 15, 2018, the date the Fund began investing its assets directly, through October 31, 2018 was less than 1%.

(9)

Percentage is based on the Fund’s contributions to and withdrawals from the Portfolio(s) for the period while the Fund was investing in the Portfolio(s) and excludes the investment activity of the Portfolio(s).

19	See Notes to Financial Statements.

Eaton Vance

Short Duration Government Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Duration Government Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

20

Eaton Vance

Short Duration Government Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Fund had purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a call option on a security, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

K  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. A forward purchase or sale commitment may be closed by entering into an offsetting commitment or delivery of securities. The Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.

L  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Fund may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a

21

Eaton Vance

Short Duration Government Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

secured borrowing. The Fund may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Fund may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.

M  Stripped Mortgage-Backed Securities — The Fund may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

N  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $45,888,304 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2019, $26,025,149 are short-term and $19,863,155 are long-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,640,643,390

Gross unrealized appreciation	$32,737,242

Gross unrealized depreciation	(85,846,958)

Net unrealized depreciation	$(53,109,716)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory and fee reduction agreements between the Fund and BMR, the fee is computed at an annual rate of 0.500% of the Fund’s average daily net assets up to $1 billion, 0.475% from $1 billion but less than $2.5 billion, 0.455% from $2.5 billion but less than $5 billion and 0.440% of average daily net assets of $5 billion or more, and is payable monthly. For the six months ended April 30, 2020, the Fund’s investment adviser fee amounted to $10,229,244 or 0.47% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM serves as the administrator of the Fund, but receives no compensation. Prior to March 1, 2020, BMR and EVM had agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as interest, taxes, or

22

Eaton Vance

Short Duration Government Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

litigation expenses) exceeded 0.85%, 1.45% and 0.60% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. Pursuant to this agreement, BMR and EVM reimbursed no operating expenses for the six months ended April 30, 2020.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2020, EVM earned $20,171 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $11,265 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2020. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2020 amounted to $907,821 for Class A shares. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.60% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2020, the Fund paid or accrued to EVD $331,821 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2020 amounted to $138,259 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2020, the Fund was informed that EVD received approximately $30,000 of CDSCs paid by Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments (all U.S. Government and Agency Securities), other than short-term obligations and including maturities, paydowns and TBA transactions, aggregated $3,168,231,286 and $2,768,787,839 respectively, for the six months ended April 30, 2020.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	44,017,177	101,357,815

Issued to shareholders electing to receive payments of distributions in Fund shares	1,144,759	2,307,986

Redemptions	(54,815,042)	(55,422,090)

Converted from Class C shares	548,435	1,790,745

Net increase (decrease)	(9,104,671)	50,034,456

23

Eaton Vance

Short Duration Government Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

Class C	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	5,608,800	12,035,125

Issued to shareholders electing to receive payments of distributions in Fund shares	135,277	304,496

Redemptions	(3,184,235)	(4,760,701)

Converted to Class A shares	(547,751)	(1,788,395)

Net increase	2,012,091	5,790,525

Class I	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	254,721,088	516,735,875

Issued to shareholders electing to receive payments of distributions in Fund shares	5,365,664	10,458,625

Redemptions	(216,621,053)	(238,082,421)

Net increase	43,465,699	289,112,079

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2020 is included in the Portfolio of Investments. At April 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts and options on futures contracts to enhance total return, to change the overall duration of the Fund and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2020 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Futures contracts	$—	$(443,862	)(1)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

24

Eaton Vance

Short Duration Government Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2020 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Purchased options	$31,675,908	(1)	$—

Written options	$(18,709,446	)(2)	$—

Futures contracts	$30,333,298	(3)	$1,125,045	(4)

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions.

(2)	Statement of Operations location: Net realized gain (loss) – Written options.

(3)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(4)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the six months ended April 30, 2020, which is indicative of the volume of this derivative type, was approximately as follows:

Futures Contracts — Long	Futures Contracts — Short

$98,546,000	$131,682,000

The average number of purchased options contracts and written options contracts outstanding during the six months ended April 30, 2020, which is indicative of the volume of these derivatives types, were 743 and 571 contracts, respectively.

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2020.

10  Overdraft Advances

Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Fund’s assets to the extent of any overdraft. At April 30, 2020, the Fund had a payment due to SSBT pursuant to the foregoing arrangement of $312,464. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at April 30, 2020. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 13) at April 30, 2020. The Fund’s average overdraft advances during the six months ended April 30, 2020 were not significant.

11  Reverse Repurchase Agreements

There were no open reverse repurchase agreements outstanding as of April 30, 2020.

For the six months ended April 30, 2020, the average borrowings under settled reverse repurchase agreements and the average annual interest rate paid were approximately $67,690,000 and 2.10%, respectively.

25

Eaton Vance

Short Duration Government Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

12  Investments in Affiliated Funds

At April 30, 2020, the value of the Fund’s investment in affiliated funds was $597,200,690, which represents 12.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$2,448,515	$1,937,920,411	$(1,343,297,329)	$34,441	$94,652	$597,200,690	$418,666	597,200,690

13  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Mortgage Pass-Throughs	$—	$1,315,419,326	$—	$1,315,419,326

Collateralized Mortgage Obligations	—	3,322,404,053	—	3,322,404,053

U.S. Government Guaranteed Small Business Administration Pools & Loans	—	352,953,467	—	352,953,467

Short-Term Investments	—	597,200,690	—	597,200,690

Total Investments	$—	$5,587,977,536	$—	$5,587,977,536

Liability Description

Futures Contracts	$(443,862)	$—	$—	$(443,862)

Total	$(443,862)	$—	$—	$(443,862)

14  Risks and Uncertainties

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund’s investments.

26

Eaton Vance

Short Duration Government Income Fund

April 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•	Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

27

Eaton Vance

Short Duration Government Income Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Short Duration Government Income Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing special considerations relevant to investing in investment grade and other income securities, including in investing in securities issued, backed or otherwise guaranteed by the U.S. government. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors,

28

Eaton Vance

Short Duration Government Income Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

29

Eaton Vance

Short Duration Government Income Fund

April 30, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

This Page Intentionally Left Blank

Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7730    4.30.20

Eaton Vance

Short Duration High Income Fund

Semiannual Report

April 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2020

Eaton Vance

Short Duration High Income Fund

Eaton Vance

Short Duration High Income Fund

April 30, 2020

Performance1,2

Portfolio Managers Kelley G. Baccei and Stephen C. Concannon, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception

Class A at NAV	11/01/2013	02/21/2012	–6.62%	–4.77%	1.99%	3.10%
Class A with 2.25% Maximum Sales Charge	—	—	–8.73	–6.91	1.52	2.81
Class I at NAV	11/01/2013	02/21/2012	–6.70	–4.73	2.23	3.30

ICE BofA U.S. High Yield Cash Pay BB-B 1–3 Year Index	—	—	–7.31%	–5.14%	2.87%	3.96%

% Total Annual Operating Expense Ratios[3]					Class A	Class I

Gross					1.29%	1.04%
Net					0.90	0.65

Fund Profile4

Credit Quality (% of bonds and loans)5

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration High Income Fund

April 30, 2020

Endnotes and Additional Disclosures

[1]

ICE BofA U.S. High Yield Cash Pay BB-B 1-3 Year Index is an unmanaged index of U.S. corporate bonds currently paying a coupon, rated BB1 through B3, and having a maturity less than 3 years. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of Class A and Class I is linked to the performance of Short Duration High Income Portfolio (the Portfolio) into which the Fund invests. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. Performance since inception for an index, if presented, is the performance since the Portfolio’s inception. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund and the Portfolio.

[5]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. For purposes of ratings restrictions, the average of Moody’s, S&P and Fitch is used. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective January 1, 2020, the ICE BofAML indices were rebranded as ICE BofA indices.

3

Eaton Vance

Short Duration High Income Fund

April 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 – April 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/19)	Ending Account Value (4/30/20)	Expenses Paid During Period* (11/1/19 – 4/30/20)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$933.80	$4.33	**	0.90%
Class I	$1,000.00	$933.00	$3.12	**	0.65%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.40	$4.52	**	0.90%
Class I	$1,000.00	$1,021.60	$3.27	**	0.65%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2019. The Example reflects the expenses of both the Fund and the Portfolio.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Eaton Vance

Short Duration High Income Fund

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Investment in Short Duration High Income Portfolio, at value (identified cost, $55,232,595)	$51,337,324

Receivable for Fund shares sold	21,256

Receivable from affiliate	21,056

Total assets	$51,379,636

Liabilities

Payable for Fund shares redeemed	$253,395

Distributions payable	4,805

Payable to affiliates:

Distribution and service fees	1,271

Trustees’ fees	289

Accrued expenses	63,475

Total liabilities	$323,235

Net Assets	$51,056,401

Sources of Net Assets

Paid-in capital	$56,917,164

Accumulated loss	(5,860,763)

Total	$51,056,401

Class A Shares

Net Assets	$6,200,106

Shares Outstanding	712,214

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.71

Maximum Offering Price Per Share

(100 ÷ 97.75 of net asset value per share)	$8.91

Class I Shares

Net Assets	$44,856,295

Shares Outstanding	5,148,367

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$8.71

On sales of $100,000 or more, the offering price of Class A shares is reduced.

5	See Notes to Financial Statements.

Eaton Vance

Short Duration High Income Fund

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Interest and other income allocated from Portfolio	$1,355,274

Dividends allocated from Portfolio	19,777

Expenses allocated from Portfolio	(181,584)

Total investment income from Portfolio	$1,193,467

Expenses

Distribution and service fees

Class A	$8,938

Trustees’ fees and expenses	497

Custodian fee	9,624

Transfer and dividend disbursing agent fees	13,675

Legal and accounting services	30,473

Printing and postage	9,681

Registration fees	23,216

Miscellaneous	5,179

Total expenses	$101,283

Deduct —

Allocation of expenses to affiliate	$92,337

Total expense reductions	$92,337

Net expenses	$8,946

Net investment income	$1,184,521

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions	$(949,967)

Foreign currency transactions	588

Forward foreign currency exchange contracts	80,242

Net realized loss	$(869,137)

Change in unrealized appreciation (depreciation) —

Investments	$(4,178,417)

Foreign currency	(322)

Forward foreign currency exchange contracts	(31,788)

Net change in unrealized appreciation (depreciation)	$(4,210,527)

Net realized and unrealized loss	$(5,079,664)

Net decrease in net assets from operations	$(3,895,143)

6	See Notes to Financial Statements.

Eaton Vance

Short Duration High Income Fund

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$1,184,521	$2,349,312

Net realized loss	(869,137)	(200,711)

Net change in unrealized appreciation (depreciation)	(4,210,527)	565,173

Net increase (decrease) in net assets from operations	$(3,895,143)	$2,713,774

Distributions to shareholders —

Class A	$(160,725)	$(245,301)

Class I	(1,160,234)	(2,099,760)

Total distributions to shareholders	$(1,320,959)	$(2,345,061)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$1,830,025	$2,775,418

Class I	7,014,699	26,030,952

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	157,631	240,142

Class I	1,135,669	2,038,493

Cost of shares redeemed

Class A	(1,998,059)	(865,903)

Class I	(8,561,117)	(19,332,100)

Net increase (decrease) in net assets from Fund share transactions	$(421,152)	$10,887,002

Net increase (decrease) in net assets	$(5,637,254)	$11,255,715

Net Assets

At beginning of period	$56,693,655	$45,437,940

At end of period	$51,056,401	$56,693,655

7	See Notes to Financial Statements.

Eaton Vance

Short Duration High Income Fund

April 30, 2020

Financial Highlights

	Class A

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018		2017	2016	2015

Net asset value — Beginning of period	$9.540		$9.470	$9.820		$9.710	$9.550	$9.830

Income (Loss) From Operations

Net investment income	$0.186	(1)	$0.432 (1)	$0.439	(1)	$0.446 (1)	$0.388 (1)	$0.384

Net realized and unrealized gain (loss)	(0.808)		0.070	(0.350)		0.110	0.158	(0.280)

Total income (loss) from operations	$(0.622)		$0.502	$0.089		$0.556	$0.546	$0.104

Less Distributions

From net investment income	$(0.208)		$(0.432)	$(0.439)		$(0.446)	$(0.386)	$(0.384)

Total distributions	$(0.208)		$(0.432)	$(0.439)		$(0.446)	$(0.386)	$(0.384)

Net asset value — End of period	$8.710		$9.540	$9.470		$9.820	$9.710	$9.550

Total Return(2)(3)	(6.62	)%(4)	5.41%	0.93%		5.83%	5.87%	1.07%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,200		$6,914	$4,726		$4,424	$4,239	$2,070

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)(6)	0.90	%(7)	0.90%	0.91	%(8)	0.92%	1.05%	1.05%

Net investment income	4.01	%(7)	4.54%	4.55%		4.55%	4.06%	3.90%

Portfolio Turnover of the Portfolio	35	%(4)	63%	52%		69%	67%	41%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.33%, 0.39%, 0.38%, 0.38%, 0.31% and 0.79% of average daily net assets for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Includes interest expense of 0.01% for the year ended October 31, 2018.

8	See Notes to Financial Statements.

Eaton Vance

Short Duration High Income Fund

April 30, 2020

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018		2017	2016	2015

Net asset value — Beginning of period	$9.560		$9.490	$9.840		$9.730	$9.570	$9.840

Income (Loss) From Operations

Net investment income	$0.198	(1)	$0.457 (1)	$0.462	(1)	$0.473 (1)	$0.414 (1)	$0.409

Net realized and unrealized gain (loss)	(0.828)		0.069	(0.348)		0.109	0.157	(0.269)

Total income (loss) from operations	$(0.630)		$0.526	$0.114		$0.582	$0.571	$0.140

Less Distributions

From net investment income	$(0.220)		$(0.456)	$(0.464)		$(0.472)	$(0.411)	$(0.410)

Total distributions	$(0.220)		$(0.456)	$(0.464)		$(0.472)	$(0.411)	$(0.410)

Net asset value — End of period	$8.710		$9.560	$9.490		$9.840	$9.730	$9.570

Total Return(2)(3)	(6.70	)%(4)	5.67%	1.19%		6.10%	6.13%	1.43%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$44,856		$49,780	$40,712		$40,466	$34,461	$24,682

Ratios (as a percentage of average daily net assets):(5)

Expenses(3)(6)	0.65	%(7)	0.65%	0.66	%(8)	0.67%	0.80%	0.80%

Net investment income	4.26	%(7)	4.79%	4.79%		4.82%	4.33%	4.09%

Portfolio Turnover of the Portfolio	35	%(4)	63%	52%		69%	67%	41%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator of the Fund and/or the investment adviser of the Portfolio reimbursed certain operating expenses (equal to 0.33%, 0.39%, 0.38%, 0.38%, 0.31% and 0.79% of average daily net assets for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively). Absent this reimbursement, total return would be lower.

(4)	Not annualized.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Includes interest expense of 0.01% for the year ended October 31, 2018.

9	See Notes to Financial Statements.

Eaton Vance

Short Duration High Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Duration High Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Effective December 2, 2019, Class A shares may be subject to a 1% contingent deferred sales charge if redeemed within 18 months of purchase (depending on the circumstances of purchase). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Short Duration High Income Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (99.9% at April 30, 2020). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder,

10

Eaton Vance

Short Duration High Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $805,918 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2019, $401,663 are short-term and $404,255 are long-term.

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administrative agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.55% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $1 billion and is payable monthly. On Investable Assets of $1 billion and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the six months ended April 30, 2020, the Fund incurred no investment adviser and administration fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses) exceed 0.90% and 0.65% of the Fund’s average daily net assets for Class A and Class I, respectively. This agreement may be changed or terminated after February 28, 2021. Pursuant to this agreement, EVM was allocated $92,337 of the Fund’s operating expenses for the six months ended April 30, 2020.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2020, EVM earned $1,271 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $75 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2020. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2020 amounted to $8,938 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Investment Transactions

For the six months ended April 30, 2020, increases and decreases in the Fund’s investment in the Portfolio aggregated $9,243,614 and $8,843,392, respectively.

11

Eaton Vance

Short Duration High Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	192,776	291,425

Issued to shareholders electing to receive payments of distributions in Fund shares	17,042	25,259

Redemptions	(222,104)	(91,203)

Net increase (decrease)	(12,286)	225,481

Class I	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	772,290	2,739,378

Issued to shareholders electing to receive payments of distributions in Fund shares	122,844	214,026

Redemptions	(955,676)	(2,036,670)

Net increase (decrease)	(60,542)	916,734

7  Risks and Uncertainties

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund’s investments.

12

Short Duration High Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 82.4%
Security	Principal Amount* (000’s omitted)	Value

Aerospace — 1.7%

Bombardier, Inc., 6.00%, 10/15/22(1)	484	$366,025

Spirit AeroSystems, Inc., 7.50%, 4/15/25(1)	70	69,300

TransDigm, Inc., 6.50%, 7/15/24	500	464,475

		$899,800

Air Transportation — 2.1%

Air Canada, 7.75%, 4/15/21(1)	400	$392,900

American Airlines Group, Inc., 5.00%, 6/1/22(1)	300	184,320

Delta Air Lines, Inc., 7.00%, 5/1/25(1)	89	91,311

Southwest Airlines Co., 4.75%, 5/4/23(2)	53	52,666

Southwest Airlines Co., 5.25%, 5/4/25(2)	44	43,877

United Airlines Holdings, Inc., 4.25%, 10/1/22	65	54,070

United Airlines Holdings, Inc., 6.00%, 12/1/20	250	239,312

		$1,058,456

Automotive & Auto Parts — 4.4%

Ford Motor Co., 8.50%, 4/21/23	217	$215,644

Ford Motor Co., 9.00%, 4/22/25	260	254,150

Ford Motor Credit Co., LLC, 2.134%, (3 mo. USD LIBOR + 0.93%), 9/24/20(3)	203	200,050

Ford Motor Credit Co., LLC, 3.336%, 3/18/21	326	314,583

Ford Motor Credit Co., LLC, 3.47%, 4/5/21	236	226,560

Ford Motor Credit Co., LLC, 3.937%, (3 mo. USD LIBOR + 2.55%), 1/7/21(3)	200	193,283

Ford Motor Credit Co., LLC, 4.25%, 9/20/22	200	185,810

Ford Motor Credit Co., LLC, 5.875%, 8/2/21	250	248,750

General Motors Financial Co., Inc., 2.277%, (3 mo. USD LIBOR + 0.54%), 11/6/20(3)	100	98,278

Navistar International Corp., 6.625%, 11/1/25(1)	269	232,120

Navistar International Corp., 9.50%, 5/1/25(1)	88	92,620

		$2,261,848

Banking & Thrifts — 2.0%

Ally Financial, Inc., 4.625%, 5/19/22	500	$513,600

CIT Group, Inc., 5.00%, 8/15/22	500	500,625

		$1,014,225

Broadcasting — 2.5%

iHeartCommunications, Inc., 6.375%, 5/1/26	7	$6,919

iHeartCommunications, Inc., 8.375%, 5/1/27	20	16,669

Netflix, Inc., 5.50%, 2/15/22	500	523,125

Sirius XM Radio, Inc., 3.875%, 8/1/22(1)	750	759,375

		$1,306,088

Security		Principal Amount* (000’s omitted)	Value

Building Materials — 2.6%

Core & Main Holdings, L.P., 8.625%, (8.625% Cash or 9.375% PIK), 9/15/24(1)(4)		400	$382,920

Hillman Group, Inc. (The), 6.375%, 7/15/22(1)		300	228,615

Standard Industries, Inc., 5.50%, 2/15/23(1)		253	252,367

WESCO Distribution, Inc., 5.375%, 12/15/21		500	494,775

			$1,358,677

Cable & Satellite TV — 3.8%

DISH DBS Corp., 5.00%, 3/15/23		588	$563,745

DISH DBS Corp., 5.125%, 5/1/20		250	250,000

DISH DBS Corp., 5.875%, 7/15/22		850	861,645

Virgin Media Secured Finance PLC, 6.00% to 1/15/21, 1/15/25(5)(6)	GBP	200	271,135

			$1,946,525

Capital Goods — 1.2%

Griffon Corp., 5.25%, 3/1/22		602	$593,957

			$593,957

Chemicals — 1.1%

Compass Minerals International, Inc., 4.875%, 7/15/24(1)		75	$74,141

W.R. Grace & Co., 5.125%, 10/1/21(1)		500	505,325

			$579,466

Consumer Products — 0.9%

Mattel, Inc., 3.15%, 3/15/23		500	$464,275

			$464,275

Containers — 0.5%

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)		250	$252,550

			$252,550

Diversified Financial Services — 5.3%

Avolon Holdings Funding, Ltd., 5.125%, 10/1/23(1)		250	$224,074

DAE Funding, LLC, 5.25%, 11/15/21(1)		705	646,168

HAT Holdings I, LLC/HAT Holdings II, LLC, 6.00%, 4/15/25(1)		68	68,170

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22		750	760,837

Navient Corp., 6.50%, 6/15/22		500	486,875

Springleaf Finance Corp., 5.625%, 3/15/23		550	525,938

			$2,712,062

13	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Diversified Media — 1.4%

Nielsen Finance, LLC/Nielsen Finance Co., 5.00%, 4/15/22(1)	750	$742,170

		$742,170

Energy — 7.0%

AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	250	$256,550

Antero Resources Corp., 5.375%, 11/1/21	450	404,516

Apache Corp., 3.25%, 4/15/22	28	25,220

Apache Corp., 3.625%, 2/1/21	157	149,178

CVR Energy, Inc., 5.25%, 2/15/25(1)	300	247,875

Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	950	646,000

Hilcorp Energy I, L.P./Hilcorp Finance Co., 5.00%, 12/1/24(1)	300	171,690

Laredo Petroleum, Inc., 9.50%, 1/15/25	37	15,842

NGPL PipeCo, LLC, 4.375%, 8/15/22(1)	25	25,096

Occidental Petroleum Corp., 2.60%, 8/13/21	272	255,680

Occidental Petroleum Corp., 2.60%, 4/15/22	24	21,240

Occidental Petroleum Corp., 2.70%, 8/15/22	28	24,500

Occidental Petroleum Corp., 2.90%, 8/15/24	9	6,882

Occidental Petroleum Corp., 3.125%, 2/15/22	2	1,830

Occidental Petroleum Corp., 3.142%, (3 mo. USD LIBOR + 1.45%), 8/15/22(3)	20	15,613

Occidental Petroleum Corp., 3.45%, 7/15/24	21	14,805

Precision Drilling Corp., 6.50%, 12/15/21	258	197,604

Precision Drilling Corp., 7.75%, 12/15/23	12	5,368

SM Energy Co., 6.125%, 11/15/22	650	264,582

Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23	65	63,687

Tervita Corp., 7.625%, 12/1/21(1)	923	614,395

Transocean Guardian, Ltd., 5.875%, 1/15/24(1)	63	48,848

Transocean, Inc., 8.375%, 12/15/21	300	109,200

		$3,586,201

Entertainment & Film — 0.2%

AMC Entertainment Holdings, Inc., 10.50%, 4/15/25(1)	114	$101,460

		$101,460

Food & Drug Retail — 3.9%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 3.50%, 2/15/23(1)	500	$493,125

Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 7.50%, 3/15/26(1)	300	329,160

Safeway, Inc., 3.95%, 8/15/20	422	421,346

Safeway, Inc., 4.75%, 12/1/21	759	749,323

		$1,992,954

Security		Principal Amount* (000’s omitted)	Value

Food, Beverage & Tobacco — 0.1%

Performance Food Group, Inc., 6.875%, 5/1/25(1)		52	$53,170

			$53,170

Gaming — 3.3%

MGM Resorts International, 6.00%, 3/15/23		500	$488,850

Studio City Co., Ltd., 7.25%, 11/30/21(1)		750	748,387

VICI Properties, L.P./VICI Note Co., Inc., 3.50%, 2/15/25(1)		500	471,100

			$1,708,337

Healthcare — 7.2%

Bausch Health Cos., Inc., 5.50%, 3/1/23(1)		78	$77,610

Bausch Health Cos., Inc., 6.50%, 3/15/22(1)		500	511,150

Centene Corp., 4.75%, 5/15/22		500	507,225

Change Healthcare Holdings, LLC/Change Healthcare Finance, Inc., 5.75%, 3/1/25(1)		47	46,244

Grifols SA, 1.625%, 2/15/25(5)	EUR	505	542,405

HCA, Inc., 5.875%, 5/1/23		400	432,464

LifePoint Health, Inc., 6.75%, 4/15/25(1)		71	73,336

Tenet Healthcare Corp., 8.125%, 4/1/22		1,220	1,234,945

Teva Pharmaceutical Finance Co., B.V., 3.65%, 11/10/21		290	283,664

			$3,709,043

Homebuilders & Real Estate — 4.8%

Consus Real Estate AG, 9.625%, 5/15/24(5)	EUR	550	$557,305

Ellaktor Value PLC, 6.375%, 12/15/24(5)	EUR	461	328,770

iStar, Inc., 5.25%, 9/15/22		300	273,615

RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23		362	339,303

Starwood Property Trust, Inc., 3.625%, 2/1/21		500	473,625

Vivion Investments S.a.r.l., 3.00%, 8/8/24(5)	EUR	500	488,541

			$2,461,159

Hotels — 0.1%

Hilton Domestic Operating Co., Inc., 5.375%, 5/1/25(1)		44	$44,330

			$44,330

Leisure — 1.1%

Carnival Corp., 11.50%, 4/1/23(1)		149	$156,031

NCL Corp, Ltd., 3.625%, 12/15/24(1)		47	30,491

Vail Resorts, Inc., 6.25%, 5/15/25(1)(2)		17	17,638

Viking Cruises, Ltd., 6.25%, 5/15/25(1)		500	337,400

			$541,560

14	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Metals & Mining — 2.2%

Cleveland-Cliffs, Inc., 9.875%, 10/17/25(1)	42	$41,685

First Quantum Minerals, Ltd., 7.25%, 4/1/23(1)	427	389,766

Freeport-McMoRan, Inc., 3.875%, 3/15/23	250	250,675

Howmet Aerospace, Inc., 6.875%, 5/1/25	156	159,693

New Gold, Inc., 6.25%, 11/15/22(1)	293	293,366

		$1,135,185

Railroad — 1.7%

Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	885	$862,698

		$862,698

Restaurant — 1.0%

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(1)	500	$502,445

		$502,445

Services — 0.8%

ADT Security Corp. (The), 3.50%, 7/15/22	250	$245,312

Hertz Corp. (The), 6.25%, 10/15/22	482	118,693

Sabre GLBL, Inc., 9.25%, 4/15/25(1)	46	48,818

		$412,823

Steel — 1.1%

Allegheny Ludlum, LLC, 6.95%, 12/15/25	100	$90,730

Allegheny Technologies, Inc., 7.875%, 8/15/23	263	242,510

Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)	275	235,757

		$568,997

Super Retail — 1.2%

Burlington Coat Factory Warehouse Corp., 6.25%, 4/15/25(1)	96	$97,920

Nordstrom, Inc., 8.75%, 5/15/25(1)	39	41,884

Penske Automotive Group, Inc., 3.75%, 8/15/20	500	499,225

		$639,029

Technology — 4.1%

Alliance Data Systems Corp., 4.75%, 12/15/24(1)	297	$221,636

CommScope, Inc., 5.00%, 6/15/21(1)	38	37,706

Dell International, LLC/EMC Corp., 5.85%, 7/15/25(1)	48	52,446

Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	500	501,575

Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)	433	450,039

EIG Investors Corp., 10.875%, 2/1/24	825	715,522

Expedia Group, Inc., 6.25%, 5/1/25(1)(2)	44	44,941

Security		Principal Amount* (000’s omitted)	Value

Technology (continued)

Expedia Group, Inc., 7.00%, 5/1/25(1)(2)		22	$22,432

PTC, Inc., 3.625%, 2/15/25(1)		45	44,584

Riverbed Technology, Inc., 8.875%, 3/1/23(1)		42	25,830

			$2,116,711

Telecommunications — 9.0%

Altice Financing SA, 2.25%, 1/15/25(5)	EUR	157	$161,614

Altice France SA, 2.50%, 1/15/25(5)	EUR	600	623,911

Digicel, Ltd., 6.00%, 4/15/21(1)		548	334,285

Hughes Satellite Systems Corp., 7.625%, 6/15/21		250	260,760

Level 3 Financing, Inc., 5.375%, 8/15/22		420	421,134

Qwest Corp., 6.75%, 12/1/21		500	523,398

SBA Communications Corp., 4.00%, 10/1/22		75	75,866

Sprint Communications, Inc., 6.00%, 11/15/22		1,100	1,168,266

Sprint Communications, Inc., 7.00%, 8/15/20		375	379,369

Sprint Corp., 7.25%, 9/15/21		625	658,312

			$4,606,915

Transport Excluding Air & Rail — 1.2%

XPO Logistics, Inc., 6.125%, 9/1/23(1)		350	$356,195

XPO Logistics, Inc., 6.50%, 6/15/22(1)		250	252,112

			$608,307

Utility — 2.9%

AES Corp. (The), 4.00%, 3/15/21		570	$571,795

AES Corp. (The), 4.875%, 5/15/23		430	435,375

TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)		350	360,763

Vistra Energy Corp., 5.875%, 6/1/23		100	101,625

			$1,469,558

Total Corporate Bonds & Notes (identified cost $46,065,191)			$42,310,981

Senior Floating-Rate Loans — 12.9%(7)
Borrower/Tranche Description		Principal Amount (000’s omitted)	Value

Containers — 1.3%

Reynolds Group Holdings, Inc., Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing 2/5/23		$690	$660,521

			$660,521

15	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Food, Beverage & Tobacco — 1.1%

BellRing Brands, LLC, Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing 10/21/24	$49	$48,423

US Foods, Inc., Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing 6/27/23	591	548,237

		$596,660

Gaming — 3.5%

CCM Merger, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing 8/8/21	$847	$794,220

GLP Financing, LLC, Term Loan, 2.52%, (1 mo. USD LIBOR + 1.50%), Maturing 4/28/21	544	533,358

Playtika Holding Corp., Term Loan, 7.07%, (6 mo. USD LIBOR + 6.00%), Maturing 12/10/24	382	379,296

Spectacle Gary Holdings, LLC, Term Loan, 11.00%, Maturing 12/23/25(8)	6	5,084

Spectacle Gary Holdings, LLC, Term Loan, 11.00%, (3 mo. USD LIBOR + 9.00%, Floor 2.00%), Maturing 12/23/25	80	70,166

		$1,782,124

Healthcare — 0.2%

RegionalCare Hospital Partners Holdings, Inc., Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing 11/17/25	$111	$102,997

		$102,997

Insurance — 1.8%

Asurion, LLC, Term Loan - Second Lien, 6.90%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25	$950	$916,354

		$916,354

Services — 0.9%

AlixPartners, LLP, Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing 4/4/24	$485	$469,723

		$469,723

Super Retail — 0.7%

PetSmart, Inc., Term Loan, 5.00%, (6 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing 3/11/22	$400	$389,200

		$389,200

Technology — 2.3%

EIG Investors Corp., Term Loan, 5.39%, (3 mo. USD LIBOR + 3.75%), Maturing 2/9/23	$406	$376,339

Infor (US), Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing 2/1/22	655	646,207

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Technology (continued)

SS&C Technologies, Inc., Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing 4/16/25	$167	$160,883

		$1,183,429

Telecommunications — 1.1%

Sprint Communications, Inc., Term Loan, Maturing 2/2/24(9)	$550	$548,625

		$548,625

Total Senior Floating-Rate Loans (identified cost $6,852,816)		$6,649,633

Convertible Bonds — 1.3%
Security	Principal Amount (000’s omitted)	Value

Air Transportation — 1.3%

Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/22	$500	$467,187

Air Transport Services Group, Inc., 1.125%, 10/15/24	194	175,941

Total Convertible Bonds (identified cost $646,908)		$643,128

Commercial Mortgage-Backed Securities — 1.1%
Security	Principal Amount (000’s omitted)	Value

BAMLL Commercial Mortgage Securities Trust

Series 2019-BPR, Class ENM, 3.843%, 11/5/32(1)(10)	$795	$555,264

Total Commercial Mortgage-Backed Securities (identified cost $753,045)		$555,264

Common Stocks — 0.0%(13)
Security	Shares	Value

Broadcasting — 0.0%(13)

iHeartMedia, Inc., Class A(11)(12)	1,936	$13,591

Diversified Media — 0.0%(13)

Clear Channel Outdoor Holdings, Inc.(11)(12)	1,520	$1,466

Total Common Stocks (identified cost $9,340)		$15,057

16	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.1%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.47%(14)	569,069	$569,069

Total Short-Term Investments (identified cost $568,980)		$569,069

Total Investments — 98.8% (identified cost $54,896,280)		$50,743,132

Less Unfunded Loan Commitments — (0.0)%(13)		$(5,811)

Net Investments — 98.8% (identified cost $54,890,469)		$50,737,321

Other Assets, Less Liabilities — 1.2%		$601,316

Net Assets — 100.0%		$51,338,637

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $16,583,155 or 32.3% of the Portfolio’s net assets.

(2)	When-issued security.

(3)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2020.

(4)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities is $2,973,681 or 5.8% of the Portfolio’s net assets.

(6)	Step coupon bond. Interest rate represents the rate in effect at April 30, 2020.

(7)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(8)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description. At April 30, 2020, the total value of unfunded loan commitments is $5,084.

(9)	This Senior Loan will settle after April 30, 2020, at which time the interest rate will be determined.

(10)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2020.

(11)	Non-income producing security.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Amount is less than 0.05% or (0.05)%, as applicable.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	142,749	GBP	114,724	Citibank, N.A.	7/31/20	$—	$(1,798)

USD	129,404	GBP	104,000	Bank of America, N.A.	7/31/20	—	(1,630)

USD	1,058,748	EUR	975,000	Bank of America, N.A.	7/31/20	—	(11,646)

USD	600,862	EUR	553,339	Bank of America, N.A.	7/31/20	—	(6,615)

USD	1,058,717	EUR	975,000	Goldman Sachs International	7/31/20	—	(11,676)

						$—	$(33,365)

17	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Abbreviations:

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

18	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Unaffiliated investments, at value (identified cost, $54,321,489)	$50,168,252

Affiliated investment, at value (identified cost, $568,980)	569,069

Cash	16,653

Interest receivable	719,506

Dividends receivable from affiliated investment	873

Receivable for investments sold	1,115,805

Total assets	$52,590,158

Liabilities

Payable for investments purchased	$963,791

Payable for when-issued securities	179,685

Payable for open forward foreign currency exchange contracts	33,365

Payable to affiliates:

Investment adviser fee	23,541

Other	10,025

Accrued expenses	41,114

Total liabilities	$1,251,521

Net Assets applicable to investors’ interest in Portfolio	$51,338,637

19	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Interest and other income	$1,355,307

Dividends from affiliated investment	19,777

Total investment income	$1,375,084

Expenses

Investment adviser fee	$154,329

Trustees’ fees and expenses	1,433

Custodian fee	8,931

Legal and accounting services	16,277

Miscellaneous	617

Total expenses	$181,587

Net investment income	$1,193,497

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(949,576)

Investment transactions — affiliated investment	(415)

Foreign currency transactions	588

Forward foreign currency exchange contracts	80,244

Net realized loss	$(869,159)

Change in unrealized appreciation (depreciation) —

Investments	$(4,178,604)

Investments — affiliated investment	89

Foreign currency	(322)

Forward foreign currency exchange contracts	(31,789)

Net change in unrealized appreciation (depreciation)	$(4,210,626)

Net realized and unrealized loss	$(5,079,785)

Net decrease in net assets from operations	$(3,886,288)

20	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$1,193,497	$2,552,218

Net realized loss	(869,159)	(222,861)

Net change in unrealized appreciation (depreciation)	(4,210,626)	623,881

Net increase (decrease) in net assets from operations	$(3,886,288)	$2,953,238

Capital transactions —

Contributions	$9,243,614	$21,214,060

Withdrawals	(8,843,392)	(23,122,159)

Net increase (decrease) in net assets from capital transactions	$400,222	$(1,908,099)

Net increase (decrease) in net assets	$(3,486,066)	$1,045,139

Net Assets

At beginning of period	$54,824,703	$53,779,564

At end of period	$51,338,637	$54,824,703

21	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2020

Financial Highlights

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2019		2018		2017		2016	2015

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.65	%(2)	0.65	%(3)	0.66	%(3)(4)	0.67	%(3)	0.76%	0.76%

Net investment income	4.25	%(2)	4.79%		4.78%		4.80%		4.34%	4.24%

Portfolio Turnover	35	%(5)	63%		52%		69%		67%	41%

Total Return	(6.70	)%(5)	5.67	%(3)	1.19	%(3)	6.10	%(3)	6.13%	1.50%

Net assets, end of period (000’s omitted)	$51,339		$54,825		$53,780		$58,068		$60,971	$57,554

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)

The investment adviser reimbursed certain operating expenses (equal to 0.10%, 0.09% and 0.07% of average daily net assets for the years ended October 31, 2019, 2018 and 2017, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes interest expense of 0.01% for the year ended October 31, 2018.

(5)	Not annualized.

22	See Notes to Financial Statements.

Short Duration High Income Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Short Duration High Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2020, Eaton Vance Short Duration High Income Fund held an interest of 99.9% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of

23

Short Duration High Income Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At April 30, 2020, the Portfolio had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

J  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

24

Short Duration High Income Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.55% of the Portfolio’s average daily net assets up to $1 billion, and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of holders of interests in the Portfolio. For the six months ended April 30, 2020, the Portfolio’s investment adviser fee amounted to $154,329 or 0.55% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $19,700,292 and $18,557,893, respectively, for the six months ended April 30, 2020.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$54,978,713

Gross unrealized appreciation	$304,667

Gross unrealized depreciation	(4,579,424)

Net unrealized depreciation	$(4,274,757)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2020 is included in the Portfolio of Investments. At April 30, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $33,365. At April 30, 2020, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default

25

Short Duration High Income Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2020 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Forward foreign currency exchange contracts	$—	$(33,365	)(1)

Total Derivatives subject to master netting or similar agreements	$—	$(33,365)

(1)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Portfolio’s derivative liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral pledged by the Portfolio for such liabilities as of April 30, 2020.

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)

Citibank, N.A.	$(1,798)	$—	$—	$—	$(1,798)

Bank of America, N.A.	(19,891)	—	—	—	(19,891)

Goldman Sachs International	(11,676)	—	—	—	(11,676)

	$(33,365)	$—	$—	$—	$(33,365)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2020 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$80,244	$(31,789)

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

26

Short Duration High Income Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2020, which is indicative of the volume of this derivative type, was approximately $2,679,000.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2020.

7  Credit Risk

The Portfolio primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

8  Investments in Affiliated Funds

At April 30, 2020, the value of the Portfolio’s investment in affiliated funds was $569,069, which represents 1.1% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$996,088	$20,362,596	$(20,789,289)	$(415)	$89	$569,069	$19,777	569,069

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

27

Short Duration High Income Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

At April 30, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$42,310,981	$—	$42,310,981

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	6,643,822	—	6,643,822

Convertible Bonds	—	643,128	—	643,128

Commercial Mortgage-Backed Securities	—	555,264	—	555,264

Common Stocks	15,057	—	—	15,057

Short-Term Investments	—	569,069	—	569,069

Total Investments	$15,057	$50,722,264	$—	$50,737,321

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(33,365)	$—	$(33,365)

Total	$—	$(33,365)	$—	$(33,365)

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2020 is not presented.

10  Risks and Uncertainties

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Portfolio’s investments.

11  Termination of Portfolio

In February 2020, the Portfolio’s Trustees approved the termination of the Portfolio. The Portfolio made a pro rata distribution of net assets to each interestholder as of the close of business on June 12, 2020.

28

Eaton Vance

Short Duration High Income Fund

April 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

[1]

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

29

Eaton Vance

Short Duration High Income Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Short Duration High Income Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Short Duration High Income Portfolio (the “Portfolio”), the portfolio in which the Fund may invest, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund and the investment advisory agreement for the Portfolio (together, the “investment advisory agreements”).

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.

30

Eaton Vance

Short Duration High Income Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio, including recent changes to such personnel. The Board considered the abilities and experience of each Adviser’s investment professionals in making investments in fixed-income securities, including those with below-investment grade ratings and durations of three years or less. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board considered that at its meeting held on February 5 and 6, 2020, the Board, including a majority of the Independent Trustees, voted to approve a restructuring (the “Restructuring”) pursuant to which the Fund would withdraw its assets in-kind from the Portfolio and the Portfolio would terminate. The Board noted, that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Board further noted that the termination of the Portfolio was expected to occur prior to the fiscal year end of the Portfolio.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three- and five-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s custom peer group and lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.

31

Eaton Vance

Short Duration High Income Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

32

Eaton Vance

Short Duration High Income Fund

April 30, 2020

Officers and Trustees

Officers of Eaton Vance Short Duration High Income Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Short Duration High Income Portfolio

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Short Duration High Income Fund and Short Duration High Income Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

33

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

34

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Investment Adviser of Short Duration High Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Short Duration High Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14893    4.30.20

Eaton Vance

Short Duration Strategic Income Fund

Semiannual Report

April 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2020

Eaton Vance

Short Duration Strategic Income Fund

Performance	2

Fund Profile	3

Endnotes and Additional Disclosures	4

Fund Expenses	5

Financial Statements	6

Board of Trustees’ Contract Approval	60

Officers and Trustees	64

Important Notices	65

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2020

Performance1,2

Portfolio Managers Eric A. Stein, CFA, Andrew Szczurowski, CFA, Justin Bourgette, CFA and Brian Shaw, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	01/23/1998	11/26/1990	–1.84%	0.82%	1.85%	2.89%
Class A with 2.25% Maximum Sales Charge	—	—	–4.10	–1.51	1.38	2.66
Class C at NAV	05/25/1994	11/26/1990	–2.15	0.01	1.10	2.13
Class C with 1% Maximum Sales Charge	—	—	–3.09	–0.93	1.10	2.13
Class I at NAV	04/03/2009	11/26/1990	–1.72	1.08	2.10	3.16
Class R at NAV	08/03/2009	11/26/1990	–1.96	0.58	1.57	2.65
Bloomberg Barclays U.S. Aggregate Bond Index	—	—	4.86%	10.84%	3.79%	3.96%

% Total Annual Operating Expense Ratios[3]			Class A	Class C	Class I	Class R
			1.21%	1.96%	0.94%	1.47%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2020

Fund Profile4

Allocation to Portfolios and Funds (% of net assets)

Asset Allocation (% of net assets)

*	Net of unfunded loan commitments.

SBA — Small Business Administration

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2020

Endnotes and Additional Disclosures

[1]

Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio in which it invests. Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

Fund profile subject to change due to active management.

4

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 – April 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/19)	Ending Account Value (4/30/20)	Expenses Paid During Period* (11/1/19 – 4/30/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$981.60	$5.47	1.11%
Class C	$1,000.00	$978.50	$9.15	1.86%
Class I	$1,000.00	$982.80	$4.14	0.84%
Class R	$1,000.00	$980.40	$6.75	1.37%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.30	$5.57	1.11%
Class C	$1,000.00	$1,015.60	$9.32	1.86%
Class I	$1,000.00	$1,020.70	$4.22	0.84%
Class R	$1,000.00	$1,018.10	$6.87	1.37%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2019. The Example reflects the expenses of both the Fund and the Portfolios.

5

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2020

Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios
Description		Value	% of Net Assets

Emerging Markets Local Income Portfolio (identified cost, $44,580,774)		$45,174,219	2.9%

Global Macro Absolute Return Advantage Portfolio (identified cost, $247,974,320)		242,824,383	15.8

Global Opportunities Portfolio (identified cost, $1,266,367,584)		1,135,129,088	73.8

Senior Debt Portfolio (identified cost, $72,302,813)		69,166,681	4.5

Total Investments in Affiliated Portfolios (identified cost $1,631,225,491)		$1,492,294,371	97.0%

Investments in Affiliated Investment Funds
Security	Shares	Value	% of Net Assets

Fixed Income Funds

Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	6,255,375	$49,542,566	3.2%

Total Investments in Affiliated Investment Funds (identified cost $59,521,339)		$49,542,566	3.2%

Total Investments (identified cost $1,690,746,830)		$1,541,836,937	100.2%

Other Assets, Less Liabilities		$(3,337,040)	(0.2)%

Net Assets		$1,538,499,897	100.0%

6	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Affiliated investments, at value (identified cost, $1,690,746,830)	$1,541,836,937

Cash	26

Receivable for Fund shares sold	1,564,603

Total assets	$1,543,401,566

Liabilities

Payable for Fund shares redeemed	$4,206,772

Payable to affiliates:

Distribution and service fees	276,506

Trustees’ fees	42

Accrued expenses	418,349

Total liabilities	$4,901,669

Net Assets	$1,538,499,897

Sources of Net Assets

Paid-in capital	$1,810,645,686

Accumulated loss	(272,145,789)

Total	$1,538,499,897

Class A Shares

Net Assets	$495,784,118

Shares Outstanding	73,438,968

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$6.75

Maximum Offering Price Per Share

(100 ÷ 97.75 of net asset value per share)	$6.91

Class C Shares

Net Assets	$213,981,630

Shares Outstanding	33,649,162

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$6.36

Class I Shares

Net Assets	$826,740,265

Shares Outstanding	122,647,948

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$6.74

Class R Shares

Net Assets	$1,993,884

Shares Outstanding	294,891

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$6.76

On sales of $100,000 or more ($50,000 or more for certain financial intermediaries, as disclosed in an appendix to the Fund’s prospectus), the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

7	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Dividends from Affiliated Investment Funds	$2,668,896

Interest income	39

Interest and other income allocated from affiliated Portfolios (net of foreign taxes, $731,292)	39,137,053

Dividends allocated from affiliated Portfolios (net of foreign taxes, $10,215)	2,574,774

Expenses, excluding interest and dividend expense, allocated from affiliated Portfolios	(5,965,572)

Interest and dividend expense allocated from affiliated Portfolios	(325,935)

Total investment income	$38,089,255

Expenses

Distribution and service fees

Class A	$659,822

Class C	1,183,144

Class R	4,992

Trustees’ fees and expenses	271

Custodian fee	29,516

Transfer and dividend disbursing agent fees	594,083

Legal and accounting services	62,465

Printing and postage	81,322

Registration fees	50,173

Miscellaneous	7,160

Total expenses	$2,672,948

Net investment income	$35,416,307

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions — Affiliated Investments Funds	$(493,033)

Net realized gain (loss) allocated from affiliated Portfolios —

Investment transactions (net of foreign capital gains taxes of $732,973)	(11,318,887)

Written options	148,779

Futures contracts	5,310,561

Swap contracts	24,192,261

Foreign currency transactions	(2,511,259)

Forward foreign currency exchange contracts	8,260,320

Non-deliverable bond forward contracts	(411,567)

Net realized gain	$23,177,175

Change in unrealized appreciation (depreciation) —

Investments —Affiliated Investment Funds	$(5,892,030)

Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios —

Investments (including net decrease in accrued foreign capital gains taxes of $318,211)	(110,986,605)

Written options	(132,368)

Securities sold short	2,241,472

Futures contracts	2,545,881

Swap contracts	13,834,333

Forward volatility agreements	2,144,775

Foreign currency	171,956

Forward foreign currency exchange contracts	5,341,129

Non-deliverable bond forward contracts	487,790

Net change in unrealized appreciation (depreciation)	$(90,243,667)

Net realized and unrealized loss	$(67,066,492)

Net decrease in net assets from operations	$(31,650,185)

8	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$35,416,307	$86,428,786

Net realized gain (loss)	23,177,175	(28,031,870)

Net change in unrealized appreciation (depreciation)	(90,243,667)	20,365,879

Net increase (decrease) in net assets from operations	$(31,650,185)	$78,762,795

Distributions to shareholders —

Class A	$(25,201,184)	$(22,960,163)

Class B	—	(77,447)

Class C	(10,806,505)	(10,333,581)

Class I	(44,673,115)	(43,341,943)

Class R	(92,465)	(81,640)

Total distributions to shareholders	$(80,773,269)	$(76,794,774)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$42,144,228	$56,915,775

Class B	—	447

Class C	13,735,951	20,629,529

Class I	180,836,729	289,013,216

Class R	444,259	748,811

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	23,600,280	21,423,637

Class B	—	72,215

Class C	10,209,358	9,734,053

Class I	41,760,398	39,950,621

Class R	76,460	61,056

Cost of shares redeemed

Class A	(86,032,767)	(197,140,874)

Class B	—	(960,769)

Class C	(33,864,186)	(101,079,767)

Class I	(254,453,758)	(579,984,230)

Class R	(339,863)	(1,068,622)

Net asset value of shares converted(1)

Class A	11,833,427	91,404,980

Class B	—	(4,051,679)

Class C	(11,833,427)	(87,353,301)

Net decrease in net assets from Fund share transactions	$(61,882,911)	$(441,684,902)

Net decrease in net assets	$(174,306,365)	$(439,716,881)

Net Assets

At beginning of period	$1,712,806,262	$2,152,523,143

At end of period	$1,538,499,897	$1,712,806,262

(1)	Includes the conversion of Class B to Class A at the close of business on October 15, 2019 upon the termination of Class B.

9	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2020

Financial Highlights

	Class A

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$7.210		$7.180	$7.470	$7.280	$7.360	$7.900

Income (Loss) From Operations

Net investment income(1)	$0.147		$0.337	$0.331	$0.295	$0.284	$0.302

Net realized and unrealized gain (loss)	(0.270)		(0.004)	(0.345)	0.171	(0.069)	(0.361)

Total income (loss) from operations	$(0.123)		$0.333	$(0.014)	$0.466	$0.215	$(0.059)

Less Distributions

From net investment income	$(0.337)		$(0.303)	$(0.108)	$(0.276)	$(0.269)	$(0.318)

From net realized gain	—		—	—	—	—	(0.163)

Tax return of capital	—		—	(0.168)	—	(0.026)	—

Total distributions	$(0.337)		$(0.303)	$(0.276)	$(0.276)	$(0.295)	$(0.481)

Net asset value — End of period	$6.750		$7.210	$7.180	$7.470	$7.280	$7.360

Total Return(2)	(1.84	)%(3)	4.60%	0.06%	6.35%	3.05%	(0.81)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$495,784		$539,448	$565,348	$642,805	$878,296	$1,257,518

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)(6)	1.11	%(7)	1.18%	1.11%	1.09%	1.08%	1.06%

Net investment income	4.21	%(7)	4.70%	4.48%	3.98%	3.94%	3.96%

Portfolio Turnover of the Fund(8)	9	%(3)	11%	15%	11%	10%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Includes interest and dividend expense, including on securities sold short and/or reverse repurchase agreements, of 0.04%, 0.10%, 0.04%, 0.01%, 0.03% and 0.01% for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

10	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2020

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$6.800		$6.780	$7.040	$6.870	$6.940	$7.460

Income (Loss) From Operations

Net investment income(1)	$0.114		$0.269	$0.260	$0.227	$0.216	$0.233

Net realized and unrealized gain (loss)	(0.251)		(0.014)	(0.312)	0.151	(0.059)	(0.344)

Total income (loss) from operations	$(0.137)		$0.255	$(0.052)	$0.378	$0.157	$(0.111)

Less Distributions

From net investment income	$(0.303)		$(0.235)	$(0.081)	$(0.208)	$(0.207)	$(0.246)

From net realized gain	—		—	—	—	—	(0.163)

Tax return of capital	—		—	(0.127)	—	(0.020)	—

Total distributions	$(0.303)		$(0.235)	$(0.208)	$(0.208)	$(0.227)	$(0.409)

Net asset value — End of period	$6.360		$6.800	$6.780	$7.040	$6.870	$6.940

Total Return(2)	(2.15	)%(3)	3.84%	(0.77)%	5.56%	2.35%	(1.57)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$213,982		$251,581	$409,686	$506,158	$598,798	$727,676

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)(6)	1.86	%(7)	1.93%	1.86%	1.84%	1.83%	1.81%

Net investment income	3.46	%(7)	3.98%	3.73%	3.24%	3.18%	3.23%

Portfolio Turnover of the Fund(8)	9	%(3)	11%	15%	11%	10%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Includes interest and dividend expense, including on securities sold short and/or reverse repurchase agreements, of 0.04%, 0.10%, 0.04%, 0.01%, 0.03% and 0.01% for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(7)	Annualized.

(8))	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

11	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2020

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$7.200		$7.170	$7.460	$7.270	$7.350	$7.880

Income (Loss) From Operations

Net investment income(1)	$0.156		$0.354	$0.349	$0.316	$0.302	$0.318

Net realized and unrealized gain (loss)	(0.270)		(0.004)	(0.345)	0.168	(0.069)	(0.348)

Total income (loss) from operations	$(0.114)		$0.350	$0.004	$0.484	$0.233	$(0.030)

Less Distributions

From net investment income	$(0.346)		$(0.320)	$(0.115)	$(0.294)	$(0.285)	$(0.337)

From net realized gain	—		—	—	—	—	(0.163)

Tax return of capital	—		—	(0.179)	—	(0.028)	—

Total distributions	$(0.346)		$(0.320)	$(0.294)	$(0.294)	$(0.313)	$(0.500)

Net asset value — End of period	$6.740		$7.200	$7.170	$7.460	$7.270	$7.350

Total Return(2)	(1.72	)%(3)	4.87%	0.30%	6.62%	3.30%	(0.44)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$826,740		$919,828	$1,170,337	$1,112,215	$706,509	$1,052,734

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)(6)	0.84	%(7)	0.91%	0.85%	0.84%	0.82%	0.81%

Net investment income	4.45	%(7)	4.95%	4.73%	4.25%	4.19%	4.18%

Portfolio Turnover of the Fund(8)	9	%(3)	11%	15%	11%	10%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Includes interest and dividend expense, including on securities sold short and/or reverse repurchase agreements, of 0.04%, 0.10%, 0.04%, 0.01%, 0.03% and 0.01% for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

12	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2020

Financial Highlights — continued

	Class R

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$7.220		$7.190	$7.480	$7.290	$7.370	$7.910

Income (Loss) From Operations

Net investment income(1)	$0.126		$0.300	$0.298	$0.279	$0.269	$0.282

Net realized and unrealized gain (loss)	(0.257)		0.015	(0.330)	0.169	(0.072)	(0.360)

Total income (loss) from operations	$(0.131)		$0.315	$(0.032)	$0.448	$0.197	$(0.078)

Less Distributions

From net investment income	$(0.329)		$(0.285)	$(0.101)	$(0.258)	$(0.249)	$(0.299)

From net realized gain	—		—	—	—	—	(0.163)

Tax return of capital	—		—	(0.157)	—	(0.028)	—

Total distributions	$(0.329)		$(0.285)	$(0.258)	$(0.258)	$(0.277)	$(0.462)

Net asset value — End of period	$6.760		$7.220	$7.190	$7.480	$7.290	$7.370

Total Return(2)	(1.96	)%(3)	4.34%	(0.19)%	6.08%	2.79%	(1.05)%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,994		$1,949	$2,204	$2,781	$2,579	$5,457

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)(6)	1.37	%(7)	1.44%	1.36%	1.34%	1.33%	1.31%

Net investment income	3.60	%(7)	4.18%	4.03%	3.75%	3.72%	3.70%

Portfolio Turnover of the Fund(8)	9	%(3)	11%	15%	11%	10%	10%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)

Includes interest and dividend expense, including on securities sold short and/or reverse repurchase agreements, of 0.04%, 0.10%, 0.04%, 0.01%, 0.03% and 0.01% for the six months ended April 30, 2020 and the years ended October 31, 2019, 2018, 2017, 2016 and 2015, respectively.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

13	See Notes to Financial Statements.

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Duration Strategic Income Fund (the Fund) is a non-diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I and Class R shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is total return. The Fund currently pursues its objective by investing substantially all of its investable assets in interests in four portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts and in shares of Eaton Vance Emerging Markets Debt Opportunities Fund (the Affiliated Investment Fund). The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at April 30, 2020 were as follows: Emerging Markets Local Income Portfolio (4.0%), Global Macro Absolute Return Advantage Portfolio (8.4%), Global Opportunities Portfolio (93.6%) and Senior Debt Portfolio (1.3%). The performance of the Fund is directly affected by the performance of the Portfolios and the Affiliated Investment Fund. The financial statements of Global Opportunities Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of each Portfolio’s financial statements and the Affiliated Investment Fund’s financial statements is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by Global Opportunities Portfolio is discussed in Note 1A of such Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of the other Portfolios in which the Fund invests.

Additional valuation policies for the other Portfolios are as follows:

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolios based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolios. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolios. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Derivatives. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates.

In addition to investing in the Portfolios, the Fund may invest directly in securities. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios. The Fund’s investment in the Affiliated Investment Fund is valued at the closing net asset value per share.

B  Income — The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Dividend income on direct investments in the Affiliated Investment Fund is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from the Affiliated Investment Fund are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

14

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by the Portfolios. In doing so, the daily net asset value would reflect the Fund’s pro-rata share of the estimated reserve for such taxes incurred by the Portfolios.

As of April 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund expects to pay any required income distributions monthly and intends to distribute annually all or substantially all of its net realized capital gains. The Fund may include in its distributions amounts attributable to the imputed interest on foreign currency exposures and certain other derivative positions which, in certain circumstances, may result in a return of capital for federal income tax purposes. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $98,831,773 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2019, $25,980,243 are short-term and $72,851,530 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at April 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,748,322,820

Gross unrealized appreciation	$—

Gross unrealized depreciation	(206,485,883)

Net unrealized depreciation	$(206,485,883)

15

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.615% of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser or administrator (“Investable Assets”) up to $500 million and is payable monthly. On Investable Assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2020, the Fund incurred no investment adviser fee on Investable Assets. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ investment adviser fees. The Portfolios have engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. For the six months ended April 30, 2020, the Fund’s allocated portion of the investment adviser fees paid by the Portfolios totaled $5,276,009 or 0.63% (annualized) of the Fund’s average daily net assets. EVM also serves as the administrator of the Fund, but receives no compensation.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2020, EVM earned $41,506 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $8,419 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2020. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 5) and contingent deferred sales charges (see Note 6).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.

4  Purchases and Sales of Direct Investments

Purchases and sales of direct investments, other than short-term obligations, aggregated $2,668,896 and $10,000,000, respectively, for the six months ended April 30, 2020.

5  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2020 amounted to $659,822 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2020, the Fund paid or accrued to EVD $887,358 for Class C shares.

The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2020, the Fund paid or accrued to EVD $2,496 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2020 amounted to $295,786 and $2,496 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

6  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Effective December 2, 2019, Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2020, the Fund was informed that EVD received approximately $100 and $6,000 of CDSCs paid by Class A and Class C shareholders, respectively.

16

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

7  Investment Transactions

For the six months ended April 30, 2020, increases and decreases in the Fund’s investments in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Emerging Markets Local Income Portfolio	$—	$(17,576,558)

Global Macro Absolute Return Advantage Portfolio	6,538,329	(27,777,650)

Global Opportunities Portfolio	74,977,641	(191,426,166)

Senior Debt Portfolio	65,937,188	(44,963,411)

8  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	5,922,949	7,943,601

Issued to shareholders electing to receive payments of distributions in Fund shares	3,345,016	2,995,371

Redemptions	(12,323,352)	(27,607,071)

Converted from Class B shares	—	564,602

Converted from Class C shares	1,684,767	12,225,996

Net decrease	(1,370,620)	(3,877,501)

Class B		Year Ended October 31, 2019(1)

Sales		66

Issued to shareholders electing to receive payments of distributions in Fund shares		10,752

Redemptions		(142,240)

Converted to Class A shares		(599,074)

Net decrease		(730,496)

Class C	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	2,058,303	3,051,544

Issued to shareholders electing to receive payments of distributions in Fund shares	1,533,212	1,444,186

Redemptions	(5,135,823)	(14,972,809)

Converted to Class A shares	(1,788,480)	(12,986,853)

Net decrease	(3,332,788)	(23,463,932)

17

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	25,497,699	40,374,032

Issued to shareholders electing to receive payments of distributions in Fund shares	5,927,389	5,595,325

Redemptions	(36,521,825)	(81,345,193)

Net decrease	(5,096,737)	(35,375,836)

Class R	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	63,289	104,320

Issued to shareholders electing to receive payments of distributions in Fund shares	10,833	8,523

Redemptions	(49,157)	(149,227)

Net increase (decrease)	24,965	(36,384)

(1)	At the close of business on October 15, 2019, Class B shares were converted into Class A and Class B was terminated.

9  Affiliated Investment Funds

At April 30, 2020, the value of the Fund’s investment in affiliated funds was $49,542,566, which represents 3.2% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period

Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	$63,258,733	$2,668,896	$(10,000,000)	$(493,033)	$(5,892,030)	$49,542,566	$2,668,896	6,255,375

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

At April 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Investments in Affiliated Portfolios	$1,492,294,371	$—	$—	$1,492,294,371

Investments in Affiliated Investment Funds	49,542,566	—	—	49,542,566

Total Investments	$1,541,836,937	$—	$—	$1,541,836,937

19

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 25.9%
Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:

Series 2182, Class ZC, 7.50%, 9/15/29	$106,945	$125,230

Series 4273, Class SP, 9.29%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(1)	516,145	889,572

Series 4407, Class LN, 6.952%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(1)	134,950	138,147

Series 4637, Class CU, 3.00%, 8/15/44	10,783,807	11,111,017

Series 4677, Class SB, 11.935%, (16.00% - 1 mo. USD LIBOR x 4.00), 4/15/47(1)	1,549,558	1,598,772

Series 4774, Class QD, 4.50%, 1/15/43	10,718,930	11,072,856

Series 4914, Class DZ, 4.00%, 9/25/49	1,668,791	1,670,142

Interest Only:(2)

Series 2631, Class DS, 6.286%, (7.10% - 1 mo. USD LIBOR), 6/15/33(1)	1,843,896	291,525

Series 2953, Class LS, 5.886%, (6.70% - 1 mo. USD LIBOR), 12/15/34(1)	1,180,777	78,636

Series 2956, Class SL, 6.186%, (7.00% - 1 mo. USD LIBOR), 6/15/32(1)	1,028,588	242,957

Series 3114, Class TS, 5.836%, (6.65% - 1 mo. USD LIBOR), 9/15/30(1)	3,259,255	528,657

Series 3153, Class JI, 5.806%, (6.62% - 1 mo. USD LIBOR), 5/15/36(1)	2,432,899	521,539

Series 3745, Class SA, 5.936%, (6.75% - 1 mo. USD LIBOR), 3/15/25(1)	291,285	4,325

Series 3969, Class SB, 5.836%, (6.65% - 1 mo. USD LIBOR), 2/15/30(1)	33,934	116

Series 3973, Class SG, 5.836%, (6.65% - 1 mo. USD LIBOR), 4/15/30(1)	951,715	26,316

Series 4007, Class JI, 4.00%, 2/15/42	2,095,589	217,003

Series 4050, Class IB, 3.50%, 5/15/41	10,017,549	528,694

Series 4067, Class JI, 3.50%, 6/15/27	6,704,952	512,800

Series 4070, Class S, 5.286%, (6.10% - 1 mo. USD LIBOR), 6/15/32(1)	13,488,715	2,049,680

Series 4095, Class HS, 5.286%, (6.10% - 1 mo. USD LIBOR), 7/15/32(1)	3,496,159	439,216

Series 4109, Class ES, 5.336%, (6.15% - 1 mo. USD LIBOR), 12/15/41(1)	87,383	22,891

Series 4109, Class KS, 5.286%, (6.10% - 1 mo. USD LIBOR), 5/15/32(1)	141,044	714

Series 4109, Class SA, 5.386%, (6.20% - 1 mo. USD LIBOR), 9/15/32(1)	5,162,795	780,904

Series 4149, Class S, 5.436%, (6.25% - 1 mo. USD LIBOR), 1/15/33(1)	3,750,242	592,478

Series 4163, Class GS, 5.386%, (6.20% - 1 mo. USD LIBOR), 11/15/32(1)	2,981,204	663,890

Series 4169, Class AS, 5.436%, (6.25% - 1 mo. USD LIBOR), 2/15/33(1)	4,372,726	886,803

Series 4180, Class GI, 3.50%, 8/15/26	2,644,063	127,954

Series 4188, Class AI, 3.50%, 4/15/28	5,443,915	373,567

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.: (continued)

Interest Only:(2) (continued)

Series 4189, Class SQ, 5.336%, (6.15% - 1 mo. USD LIBOR), 12/15/42(1)	$5,026,024	$412,452

Series 4203, Class QS, 5.436%, (6.25% - 1 mo. USD LIBOR), 5/15/43(1)	3,171,369	565,346

Series 4212, Class SA, 5.386%, (6.20% - 1 mo. USD LIBOR), 7/15/38(1)	4,529,115	75,403

Series 4323, Class CI, 4.00%, 3/15/40	4,585,824	100,391

Series 4332, Class IK, 4.00%, 4/15/44	2,195,542	244,423

Series 4332, Class KI, 4.00%, 9/15/43	1,893,503	95,280

Series 4343, Class PI, 4.00%, 5/15/44	4,645,647	551,490

Series 4370, Class IO, 3.50%, 9/15/41	2,896,493	133,334

Series 4381, Class SK, 5.336%, (6.15% - 1 mo. USD LIBOR), 6/15/44(1)	4,856,050	580,939

Series 4388, Class MS, 5.286%, (6.10% - 1 mo. USD LIBOR), 9/15/44(1)	5,743,215	966,513

Series 4408, Class IP, 3.50%, 4/15/44	7,361,717	600,614

Series 4452, Class SP, 5.386%, (6.20% - 1 mo. USD LIBOR), 10/15/43(1)	8,652,303	576,666

Series 4497, Class CS, 5.386%, (6.20% - 1 mo. USD LIBOR), 9/15/44(1)	15,503,049	1,554,168

Series 4507, Class MI, 3.50%, 8/15/44	8,423,804	349,830

Series 4507, Class SJ, 5.366%, (6.18% - 1 mo. USD LIBOR), 9/15/45(1)	9,253,056	1,814,486

Series 4520, Class PI, 4.00%, 8/15/45	27,653,019	2,109,505

Series 4526, Class PI, 3.50%, 1/15/42	5,045,967	187,380

Series 4528, Class BS, 5.336%, (6.15% - 1 mo. USD LIBOR), 7/15/45(1)	8,095,591	995,044

Series 4629, Class QI, 3.50%, 11/15/46	9,628,378	633,698

Series 4637, Class IP, 3.50%, 4/15/44	4,098,481	168,391

Series 4644, Class TI, 3.50%, 1/15/45	8,269,439	423,659

Series 4653, Class PI, 3.50%, 7/15/44	3,734,756	87,426

Series 4667, Class PI, 3.50%, 5/15/42	17,483,028	543,761

Series 4672, Class LI, 3.50%, 1/15/43	8,344,766	278,741

Series 4744, Class IO, 4.00%, 11/15/47	7,232,792	671,936

Series 4749, Class IL, 4.00%, 12/15/47	5,617,952	534,381

Series 4767, Class IM, 4.00%, 5/15/45	9,950,487	368,392

Series 4768, Class IO, 4.00%, 3/15/48	7,068,502	679,029

Principal Only:(3)

Series 4417, Class KO, 0.00%, 12/15/43	1,551,665	1,388,902

Series 4478, Class PO, 0.00%, 5/15/45	2,667,409	2,521,803

		$55,709,784

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2016-DNA4, Class M3, 4.287%, (1 mo. USD LIBOR + 3.80%), 3/25/29(4)	$1,207,032	$1,188,973

Series 2018-DNA3, Class M2, 2.587%, (1 mo. USD LIBOR + 2.10%), 9/25/48(4)(5)	1,000,000	880,893

20	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)

Series 2019-DNA2, Class M2, 2.937%, (1 mo. USD LIBOR + 2.45%), 3/25/49(4)(5)	$14,166,848	$12,498,609

Series 2019-DNA3, Class M2, 2.537%, (1 mo. USD LIBOR + 2.05%), 7/25/49(4)(5)	637,390	551,503

Series 2019-DNA4, Class M2, 2.437%, (1 mo. USD LIBOR + 1.95%), 10/25/49(4)(5)	1,496,283	1,254,217

Series 2020-DNA1, Class M2, 2.187%, (1 mo. USD LIBOR + 1.70%), 1/25/50(4)(5)	9,650,126	7,442,340

Series 2020-DNA2, Class M1, 1.237%, (1 mo. USD LIBOR + 0.75%), 2/25/50(4)(5)	14,017,444	13,459,812

Series 2020-DNA2, Class M2, 2.337%, (1 mo. USD LIBOR + 1.85%), 2/25/50(4)(5)	2,730,000	2,071,524

		$39,347,871

Federal National Mortgage Association:

Series G94-7, Class PJ, 7.50%, 5/17/24	$172,535	$188,593

Series 1994-42, Class K, 6.50%, 4/25/24	108,205	116,735

Series 2009-62, Class WA, 5.571%, 8/25/39(6)	1,518,746	1,689,497

Series 2013-6, Class TA, 1.50%, 1/25/43	1,903,590	1,903,730

Series 2017-66, Class ZJ, 3.00%, 9/25/57	3,362,127	3,365,774

Series 2017-76, Class Z, 3.00%, 10/25/57	2,240,363	2,226,605

Series 2019-50, Class NZ, 3.50%, 9/25/49	3,412,983	3,421,528

Series 2019-54, Class Z, 3.50%, 9/25/49	4,408,548	4,414,136

Series 2019-64, Class ZN, 3.50%, 11/25/49	7,726,273	7,765,222

Series 2019-72, Class AZ, 3.50%, 12/25/49	459,583	459,033

Interest Only:(2)

Series 2004-46, Class SI, 5.513%, (6.00% - 1 mo. USD LIBOR), 5/25/34(1)	2,831,388	495,600

Series 2005-17, Class SA, 6.213%, (6.70% - 1 mo. USD LIBOR), 3/25/35(1)	1,951,124	500,379

Series 2005-71, Class SA, 6.263%, (6.75% - 1 mo. USD LIBOR), 8/25/25(1)	1,112,563	93,603

Series 2005-105, Class S, 6.213%, (6.70% - 1 mo. USD LIBOR), 12/25/35(1)	1,663,138	401,129

Series 2006-44, Class IS, 6.113%, (6.60% - 1 mo. USD LIBOR), 6/25/36(1)	1,425,360	341,681

Series 2006-65, Class PS, 6.733%, (7.22% - 1 mo. USD LIBOR), 7/25/36(1)	1,430,940	376,102

Series 2006-96, Class SN, 6.712%, (7.20% - 1 mo. USD LIBOR), 10/25/36(1)	1,810,920	394,200

Series 2006-104, Class SD, 6.153%, (6.64% - 1 mo. USD LIBOR), 11/25/36(1)	1,428,735	330,567

Series 2006-104, Class SE, 6.143%, (6.63% - 1 mo. USD LIBOR), 11/25/36(1)	952,490	220,008

Series 2007-50, Class LS, 5.963%, (6.45% - 1 mo. USD LIBOR), 6/25/37(1)	2,267,318	494,573

Series 2008-26, Class SA, 5.713%, (6.20% - 1 mo. USD LIBOR), 4/25/38(1)	2,640,551	597,722

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)

Interest Only:(2) (continued)

Series 2008-61, Class S, 5.613%, (6.10% - 1 mo. USD LIBOR), 7/25/38(1)	$4,522,406	$890,937

Series 2010-124, Class SJ, 5.563%, (6.05% - 1 mo. USD LIBOR), 11/25/38(1)	1,147,235	39,535

Series 2010-135, Class SD, 5.513%, (6.00% - 1 mo. USD LIBOR), 6/25/39(1)	2,883,483	122,162

Series 2011-101, Class IC, 3.50%, 10/25/26	3,217,359	212,225

Series 2011-101, Class IE, 3.50%, 10/25/26	2,372,170	156,785

Series 2011-104, Class IM, 3.50%, 10/25/26	4,092,598	275,124

Series 2012-24, Class S, 5.013%, (5.50% - 1 mo. USD LIBOR), 5/25/30(1)	1,383,049	41,586

Series 2012-52, Class DI, 3.50%, 5/25/27	6,575,966	510,476

Series 2012-56, Class SU, 6.263%, (6.75% - 1 mo. USD LIBOR), 8/25/26(1)	271,207	4,925

Series 2012-63, Class EI, 3.50%, 8/25/40	6,833,917	125,497

Series 2012-73, Class MS, 5.563%, (6.05% - 1 mo. USD LIBOR), 5/25/39(1)	3,882,689	100,522

Series 2012-76, Class GS, 5.563%, (6.05% - 1 mo. USD LIBOR), 9/25/39(1)	2,784,964	88,719

Series 2012-86, Class CS, 5.613%, (6.10% - 1 mo. USD LIBOR), 4/25/39(1)	1,726,099	47,598

Series 2012-94, Class KS, 6.163%, (6.65% - 1 mo. USD LIBOR), 5/25/38(1)	9,905,894	652,511

Series 2012-94, Class SL, 6.213%, (6.70% - 1 mo. USD LIBOR), 5/25/38(1)	7,429,420	493,079

Series 2012-97, Class PS, 5.663%, (6.15% - 1 mo. USD LIBOR), 3/25/41(1)	8,709,893	761,088

Series 2012-103, Class GS, 5.613%, (6.10% - 1 mo. USD LIBOR), 2/25/40(1)	4,246,364	117,757

Series 2012-112, Class SB, 5.663%, (6.15% - 1 mo. USD LIBOR), 9/25/40(1)	6,799,000	392,713

Series 2012-124, Class IO, 2.136%, 11/25/42	6,718,873	366,220

Series 2012-139, Class LS, 5.78%, (6.15% - 1 mo. USD LIBOR), 12/25/42(1)	6,378,481	1,231,102

Series 2012-147, Class SA, 5.613%, (6.10% - 1 mo. USD LIBOR), 1/25/43(1)	8,224,381	1,559,239

Series 2012-150, Class PS, 5.663%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)	6,612,519	1,326,733

Series 2012-150, Class SK, 5.663%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)	10,249,405	1,940,984

Series 2013-11, Class IO, 4.00%, 1/25/43	18,557,155	3,121,688

Series 2013-12, Class SP, 5.163%, (5.65% - 1 mo. USD LIBOR), 11/25/41(1)	3,107,763	205,615

Series 2013-15, Class DS, 5.713%, (6.20% - 1 mo. USD LIBOR), 3/25/33(1)	7,598,658	1,552,111

Series 2013-23, Class CS, 5.763%, (6.25% - 1 mo. USD LIBOR), 3/25/33(1)	4,137,904	839,867

Series 2013-54, Class HS, 5.813%, (6.30% - 1 mo. USD LIBOR), 10/25/41(1)	4,491,738	350,196

21	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)

Interest Only:(2) (continued)

Series 2013-64, Class PS, 5.763%, (6.25% - 1 mo. USD LIBOR), 4/25/43(1)	$4,353,442	$733,336

Series 2013-66, Class JI, 3.00%, 7/25/43	8,935,802	980,507

Series 2013-75, Class SC, 5.763%, (6.25% - 1 mo. USD LIBOR), 7/25/42(1)	9,338,320	1,034,574

Series 2014-29, Class IG, 3.50%, 6/25/43	2,563,584	110,550

Series 2014-32, Class EI, 4.00%, 6/25/44	2,615,390	316,466

Series 2014-41, Class SA, 5.563%, (6.05% - 1 mo. USD LIBOR), 7/25/44(1)	5,670,580	1,176,219

Series 2014-43, Class PS, 5.613%, (6.10% - 1 mo. USD LIBOR), 3/25/42(1)	5,515,897	837,362

Series 2014-55, Class IN, 3.50%, 7/25/44	7,652,389	770,720

Series 2014-64, Class BI, 3.50%, 3/25/44	2,927,561	168,138

Series 2014-67, Class IH, 4.00%, 10/25/44	5,269,426	601,137

Series 2014-80, Class CI, 3.50%, 12/25/44	4,566,406	454,537

Series 2014-89, Class IO, 3.50%, 1/25/45	7,512,866	582,317

Series 2015-6, Class IM, 1.00%, (5.33% - 1 mo. USD LIBOR x 1.33, Cap 1.00%), 6/25/43(1)	23,129,905	482,305

Series 2015-14, Class KI, 3.00%, 3/25/45	9,791,932	848,945

Series 2015-17, Class SA, 5.713%, (6.20% - 1 mo. USD LIBOR), 11/25/43(1)	7,918,910	653,149

Series 2015-22, Class GI, 3.50%, 4/25/45	4,465,456	453,553

Series 2015-31, Class SG, 5.613%, (6.10% - 1 mo. USD LIBOR), 5/25/45(1)	11,369,291	1,510,732

Series 2015-36, Class IL, 3.00%, 6/25/45	5,617,902	500,834

Series 2015-52, Class MI, 3.50%, 7/25/45	12,556,492	1,257,103

Series 2015-93, Class BS, 5.663%, (6.15% - 1 mo. USD LIBOR), 8/25/45(1)	8,327,156	1,167,963

Series 2017-46, Class NI, 3.00%, 8/25/42	10,434,552	350,219

Series 2018-21, Class IO, 3.00%, 4/25/48	19,415,883	1,466,179

		$63,780,256

Federal National Mortgage Association Connecticut Avenue Securities:

Series 2017-C03, Class 1M2C, 3.487%, (1 mo. USD LIBOR + 3.00%), 10/25/29(4)	$1,030,422	$847,829

Series 2017-C07, Class 1M2, 2.887%, (1 mo. USD LIBOR + 2.40%), 5/25/30(4)	4,763,294	4,433,557

Series 2017-C07, Class 1M2C, 2.887%, (1 mo. USD LIBOR + 2.40%), 5/25/30(4)	6,355,664	5,171,133

Series 2018-C06, Class 1M2, 2.487%, (1 mo. USD LIBOR + 2.00%), 3/25/31(4)	3,547,452	3,224,456

Series 2018-R07, Class 1M2, 2.887%, (1 mo. USD LIBOR + 2.40%), 4/25/31(4)(5)	1,387,578	1,296,920

Series 2019-R02, Class 1M2, 2.787%, (1 mo. USD LIBOR + 2.30%), 8/25/31(4)(5)	731,116	675,477

Series 2019-R05, Class 1M2, 2.487%, (1 mo. USD LIBOR + 2.00%), 7/25/39(4)(5)	18,458,245	17,013,285

Series 2019-R07, Class 1M2, 2.587%, (1 mo. USD LIBOR + 2.10%), 10/25/39(4)(5)	2,495,355	2,182,988

Security	Principal Amount	Value

Federal National Mortgage Association Connecticut Avenue Securities: (continued)

Series 2020-R01, Class 1M2, 2.537%, (1 mo. USD LIBOR + 2.05%), 1/25/40(4)(5)	$40,317,010	$30,834,038

		$65,679,683

Government National Mortgage Association:

Series 2017-101, Class NS, 5.00%, (20.00% - 1 mo. USD LIBOR x 5.00, Cap 5.00%), 7/20/47(1)	$839,433	$846,420

Series 2017-115, Class ZA, 3.00%, 7/20/47	1,404,863	1,399,756

Series 2019-110, Class ZD, 3.50%, 9/20/49	36,325,000	36,379,450

Series 2019-117, Class Z, 3.50%, 9/20/49	5,733,799	5,748,138

Series 2019-123, Class Z, 5.00%, 10/20/49	19,867,174	19,914,447

Series 2019-158, Class ZJ, 3.50%, 12/20/49	19,938,658	19,983,901

Interest Only:(2)

Series 2014-68, Class KI, 1.689%, 10/20/42(6)	6,984,801	381,523

Series 2017-104, Class SD, 5.482%, (6.20% - 1 mo. USD LIBOR), 7/20/47(1)	12,847,284	2,300,284

Series 2017-121, Class DS, 3.782%, (4.50% - 1 mo. USD LIBOR), 8/20/47(1)	10,068,744	1,211,591

Series 2017-137, Class AS, 3.782%, (4.50% - 1 mo. USD LIBOR), 9/20/47(1)	14,729,869	1,657,977

		$89,823,487

Total Collateralized Mortgage Obligations (identified cost $370,951,570)		$314,341,081

Mortgage Pass-Throughs — 0.5%
Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:

2.845%, (COF + 1.25%), with maturity at 2035(7)	$366,698	$369,664

4.403%, (COF + 1.25%), with maturity at 2030(7)	125,020	130,131

7.00%, with various maturities to 2036	1,331,512	1,509,571

8.00%, with maturity at 2026	84,841	90,874

		$2,100,240

Federal National Mortgage Association:

3.454%, (COF + 1.25%), with maturity at 2035(7)	$239,889	$243,524

4.029%, (COF + 1.77%), with maturity at 2035(7)	853,578	878,507

6.00%, with maturity at 2032	307,338	354,086

6.50%, with maturity at 2036	680,493	771,847

7.00%, with various maturities to 2037	572,348	649,379

8.50%, with maturity at 2032	167,649	196,215

22	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)

9.50%, with maturity at 2028	$79,445	$88,131

		$3,181,689

Total Mortgage Pass-Throughs (identified cost $5,056,265)		$5,281,929

Commercial Mortgage-Backed Securities — 1.4%
Security	Principal Amount	Value

JPMBB Commercial Mortgage Securities Trust

Series 2014-C22, Class D, 4.706%, 9/15/47(5)(6)	$3,430,000	$1,191,006

Series 2014-C25, Class D, 4.094%, 11/15/47(5)(6)	8,045,000	5,972,593

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2013-C11, Class D, 4.498%, 8/15/46(5)(6)	5,000,000	2,710,108

Series 2016-C32, Class D, 3.396%, 12/15/49(5)(6)	1,699,000	1,062,405

WF-RBS Commercial Mortgage Trust

Series 2014-C24, Class D, 3.692%, 11/15/47(5)	8,000,000	5,851,522

Total Commercial Mortgage-Backed Securities (identified cost $24,340,960)		$16,787,634

Asset-Backed Securities — 12.3%
Security	Principal Amount	Value

Alinea CLO, Ltd.

Series 2018-1A, Class E, 7.135%, (3 mo. USD LIBOR + 6.00%), 7/20/31(4)(5)	$2,000,000	$1,313,598

Allegany Park CLO, Ltd.

Series 2019-1A, Class D, 5.534%, (3 mo. USD LIBOR + 3.70%), 1/20/33(4)(5)	3,700,000	3,120,413

AMMC CLO 15, Ltd.

Series 2014-15A, Class ERR, 8.129%, (3 mo. USD LIBOR + 6.91%), 1/15/32(4)(5)	3,000,000	1,725,102

AMMC CLO XII, Ltd.

Series 2013-12A, Class ER, 7.914%, (3 mo. USD LIBOR + 6.18%), 11/10/30(4)(5)	2,000,000	1,127,914

Ares XL CLO, Ltd.

Series 2016-40A, Class DR, 7.569%, (3 mo. USD LIBOR + 6.35%), 1/15/29(4)(5)	1,000,000	727,858

Ares XXXIIR CLO, Ltd.

Series 2014-32RA, Class D, 7.542%, (3 mo. USD LIBOR + 5.85%), 5/15/30(4)(5)	4,000,000	2,643,436

Ares XXXVR CLO, Ltd.

Series 2015-35RA, Class E, 6.919%, (3 mo. USD LIBOR + 5.70%), 7/15/30(4)(5)	3,000,000	2,144,967

Security	Principal Amount	Value

Babson CLO, Ltd.

Series 2016-1A, Class ER, 7.043%, (3 mo. USD LIBOR + 6.00%), 7/23/30(4)(5)	$2,000,000	$1,128,806

Series 2018-1A, Class D, 6.719%, (3 mo. USD LIBOR + 5.50%), 4/15/31(4)(5)	5,000,000	3,430,090

Bain Capital Credit CLO, Ltd.

Series 2017-2A, Class E, 7.341%, (3 mo. USD LIBOR + 6.35%), 7/25/30(4)(5)	2,250,000	1,407,879

Series 2018-1A, Class E, 6.393%, (3 mo. USD LIBOR + 5.35%), 4/23/31(4)(5)	3,500,000	1,878,188

Barings CLO, Ltd.

Series 2017-1A, Class E, 7.135%, (3 mo. USD LIBOR + 6.00%), 7/18/29(4)(5)	2,900,000	2,148,894

Benefit Street Partners CLO V-B, Ltd.

Series 2018-5BA, Class D, 7.085%, (3 mo. USD LIBOR + 5.95%), 4/20/31(4)(5)	3,000,000	1,646,553

Benefit Street Partners CLO VIII, Ltd.

Series 2015-8A, Class DR, 6.735%, (3 mo. USD LIBOR + 5.60%), 1/20/31(4)(5)	5,000,000	2,653,510

Benefit Street Partners CLO XIV, Ltd.

Series 2018-14A, Class E, 6.485%, (3 mo. USD LIBOR + 5.35%), 4/20/31(4)(5)	3,000,000	1,592,238

Benefit Street Partners CLO XIX, Ltd.

Series 2019-19A, Class D, 5.678%, (3 mo. USD LIBOR + 3.80%), 1/15/33(4)(5)	1,500,000	1,238,016

Benefit Street Partners CLO XVI, Ltd.

Series 2018-16A, Class E, 7.835%, (3 mo. USD LIBOR + 6.70%), 1/17/32(4)(5)	2,000,000	1,352,560

Betony CLO 2, Ltd.

Series 2018-1A, Class D, 6.410%, (3 mo. USD LIBOR + 5.65%), 4/30/31(4)(5)	3,000,000	1,964,748

BlueMountain CLO, Ltd.

Series 2015-3A, Class DR, 6.535%, (3 mo. USD LIBOR + 5.40%), 4/20/31(4)(5)	2,000,000	1,094,882

Series 2016-3A, Class ER, 7.642%, (3 mo. USD LIBOR + 5.95%), 11/15/30(4)(5)	1,000,000	444,250

Series 2018-1A, Class E, 6.710%, (3 mo. USD LIBOR + 5.95%), 7/30/30(4)(5)	750,000	421,614

Canyon Capital CLO, Ltd.

Series 2016-1A, Class ER, 6.969%, (3 mo. USD LIBOR + 5.75%), 7/15/31(4)(5)	4,000,000	2,593,924

Series 2016-2A, Class ER, 7.219%, (3 mo. USD LIBOR + 6.00%), 10/15/31(4)(5)	1,000,000	649,622

Series 2017-1A, Class E, 7.469%, (3 mo. USD LIBOR + 6.25%), 7/15/30(4)(5)	1,000,000	701,845

Series 2018-1A, Class E, 6.969%, (3 mo. USD LIBOR + 5.75%), 7/15/31(4)(5)	2,000,000	1,288,548

Carlyle Global Market Strategies CLO, Ltd.

Series 2012-3A, Class DR2, 7.811%, (3 mo. USD LIBOR + 6.50%), 1/14/32(4)(5)	1,000,000	559,062

23	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Carlyle Global Market Strategies CLO, Ltd. (continued)

Series 2014-3RA, Class D, 6.391%, (3 mo. USD LIBOR + 5.40%), 7/27/31(4)(5)	$2,000,000	$1,072,116

Series 2014-4RA, Class D, 6.869%, (3 mo. USD LIBOR + 5.65%), 7/15/30(4)(5)	3,000,000	1,664,721

Series 2015-5A, Class DR, 7.835%, (3 mo. USD LIBOR + 6.70%), 1/20/32(4)(5)	3,500,000	2,019,195

Series C17A, Class DR, 6.760%, (3 mo. USD LIBOR + 6.00%), 4/30/31(4)(5)	3,000,000	1,721,466

Cole Park CLO, Ltd.

Series 2015-1A, Class ER, 7.735%, (3 mo. USD LIBOR + 6.60%), 10/20/28(4)(5)	2,000,000	1,340,746

Dryden CLO, Ltd.

Series 2018-55A, Class E, 6.619%, (3 mo. USD LIBOR + 5.40%), 4/15/31(4)(5)	1,000,000	688,128

Dryden Senior Loan Fund

Series 2015-40A, Class ER, 7.442%, (3 mo. USD LIBOR + 5.75%), 8/15/31(4)(5)	2,000,000	1,383,360

Series 2016-42A, Class ER, 6.769%, (3 mo. USD LIBOR + 5.55%), 7/15/30(4)(5)	2,000,000	1,362,676

Galaxy XXI CLO, Ltd.

Series 2015-21A, Class DR, 3.785%, (3 mo. USD LIBOR + 2.65%), 4/20/31(4)(5)	5,000,000	4,018,645

Series 2015-21A, Class ER, 6.385%, (3 mo. USD LIBOR + 5.25%), 4/20/31(4)(5)	4,000,000	2,535,748

Galaxy XXV CLO, Ltd.

Series 2018-25A, Class E, 6.941%, (3 mo. USD LIBOR + 5.95%), 10/25/31(4)(5)	2,000,000	1,372,130

Golub Capital Partners CLO 22B, Ltd.

Series 2015-22A, Class ER, 7.135%, (3 mo. USD LIBOR + 6.00%), 1/20/31(4)(5)	3,000,000	1,575,189

Golub Capital Partners CLO 37B, Ltd.

Series 2018-37A, Class E, 6.885%, (3 mo. USD LIBOR + 5.75%), 7/20/30(4)(5)	3,000,000	1,804,362

Golub Capital Partners CLO, Ltd.

Series 2020-48A, Class D, 4.672%, (3 mo. USD LIBOR + 3.80%), 4/17/33(4)(5)	3,000,000	2,342,358

Harriman Park CLO, Ltd.

Series 2020-1A, Class D, 3.64%, (3 mo. USD LIBOR + 3.64%), 4/20/31(4)(5)	3,000,000	2,597,259

Highbridge Loan Management, Ltd.

Series 3A-2014, Class DR, 7.635%, (3 mo. USD LIBOR + 6.50%), 7/18/29(4)(5)	2,900,000	2,042,212

ICG US CLO, Ltd.

Series 2018-2A, Class E, 6.848%, (3 mo. USD LIBOR + 5.75%), 7/22/31(4)(5)	1,000,000	503,829

Invitation Homes Trust

Series 2018-SFR1, Class E, 2.751%, (1 mo. USD LIBOR + 2.00%), 3/17/37(4)(5)	4,692,359	4,347,901

Series 2018-SFR2, Class E, 2.814%, (1 mo. USD LIBOR + 2.00%), 6/17/37(4)(5)	15,061,248	13,905,845

Security	Principal Amount	Value

Invitation Homes Trust (continued)

Series 2018-SFR3, Class E, 2.751%, (1 mo. USD LIBOR + 2.00%), 7/17/37(4)(5)	$13,000,000	$11,988,824

Jamestown CLO XV, Ltd.

Series 2020-15A, Class D, 4.413%, (3 mo. USD LIBOR + 3.65%), 4/15/33(4)(5)	2,000,000	1,549,462

Madison Park Funding XVII, Ltd.

Series 2015-17A, Class DR, 4.709%, (3 mo. USD LIBOR + 3.60%), 7/21/30(4)(5)	3,500,000	3,035,543

Series 2015-17A, Class ER, 7.609%, (3 mo. USD LIBOR + 6.50%), 7/21/30(4)(5)	5,000,000	3,213,675

Madison Park Funding XXXVI, Ltd.

Series 2019-36A, Class D, 5.692%, (3 mo. USD LIBOR + 3.75%), 1/15/33(4)(5)	1,500,000	1,297,659

Neuberger Berman CLO XXII, Ltd.

Series 2016-22A, Class ER, 7.195%, (3 mo. USD LIBOR + 6.06%), 10/17/30(4)(5)	2,000,000	1,406,002

Neuberger Berman Loan Advisers CLO 30, Ltd.

Series 2018-30A, Class E, 7.885%, (3 mo. USD LIBOR + 6.75%), 1/20/31(4)(5)	2,000,000	1,487,390

Palmer Square CLO, Ltd.

Series 2013-2A, Class DRR, 6.985%, (3 mo. USD LIBOR + 5.85%), 10/17/31(4)(5)	1,500,000	1,050,611

Series 2015-1A, Class DR2, 7.946%, (3 mo. USD LIBOR + 6.25%), 5/21/29(4)(5)	2,000,000	1,459,670

Series 2018-1A, Class D, 6.285%, (3 mo. USD LIBOR + 5.15%), 4/18/31(4)(5)	4,000,000	2,734,904

Series 2018-2A, Class D, 6.776%, (3 mo. USD LIBOR + 5.60%), 7/16/31(4)(5)	2,500,000	1,794,240

Pnmac Gmsr Issuer Trust

Series 2018-GT1, Class A, 3.337%, (1 mo. USD LIBOR + 2.85%), 2/25/23(4)(5)	5,000,000	4,197,357

Series 2018-GT2, Class A, 3.137%, (1 mo. USD LIBOR + 2.65%), 8/25/25(4)(5)	4,272,000	3,550,131

Recette CLO, Ltd.

Series 2015-1A, Class F, 8.585%, (3 mo. USD LIBOR + 7.45%), 10/20/27(4)(5)	2,000,000	1,250,550

Regatta IX Funding, Ltd.

Series 2017-1A, Class E, 7.135%, (3 mo. USD LIBOR + 6.00%), 4/17/30(4)(5)	3,000,000	2,033,121

Regatta XIII Funding, Ltd.

Series 2018-2A, Class D, 7.169%, (3 mo. USD LIBOR + 5.95%), 7/15/31(4)(5)	3,000,000	1,956,897

Regatta XIV Funding, Ltd.

Series 2018-3A, Class E, 6.941%, (3 mo. USD LIBOR + 5.95%), 10/25/31(4)(5)	2,000,000	1,300,318

Regatta XV Funding, Ltd.

Series 2018-4A, Class D, 7.491%, (3 mo. USD LIBOR + 6.50%), 10/25/31(4)(5)	2,000,000	1,350,048

24	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

THL Credit Wind River CLO, Ltd.

Series 2013-1A, Class DR, 7.435%, (3 mo. USD LIBOR + 6.30%), 7/20/30(4)(5)	$2,000,000	$1,103,096

Series 2017-1A, Class E, 7.555%, (3 mo. USD LIBOR + 6.42%), 4/18/29(4)(5)	2,000,000	1,211,728

Upland CLO, Ltd.

Series 2016-1A, Class DR, 7.035%, (3 mo. USD LIBOR + 5.90%), 4/20/31(4)(5)	2,000,000	1,328,384

Vibrant CLO IX, Ltd.

Series 2018-9A, Class D, 7.385%, (3 mo. USD LIBOR + 6.25%), 7/20/31(4)(5)	2,000,000	1,041,882

Voya CLO, Ltd.

Series 2013-1A, Class DR, 7.699%, (3 mo. USD LIBOR + 6.48%), 10/15/30(4)(5)	5,000,000	2,890,925

Series 2014-1A, Class DR2, 7.135%, (3 mo. USD LIBOR + 6.00%), 4/18/31(4)(5)	2,000,000	1,086,562

Series 2015-3A, Class DR, 7.335%, (3 mo. USD LIBOR + 6.20%), 10/20/31(4)(5)	2,000,000	1,089,828

Series 2018-2A, Class E, 6.469%, (3 mo. USD LIBOR + 5.25%), 7/15/31(4)(5)	1,000,000	616,272

Wellfleet CLO, Ltd.

Series 2020-1A, Class C, 4.882%, (3 mo. USD LIBOR + 3.70%), 4/15/33(4)(5)	3,000,000	2,455,260

Total Asset-Backed Securities (identified cost $209,599,073)		$148,776,742

U.S. Government Guaranteed Small Business Administration Loans(8)(9) — 3.6%
Security	Principal Amount	Value

0.66%, 3/15/30	$2,790,969	$61,207

0.73%, 7/15/31	3,168,429	69,712

0.93%, 5/15/42	1,647,464	49,072

0.98%, 4/15/32	1,548,770	42,483

1.31%, 4/15/42 to 7/15/42	5,928,041	262,766

1.34%, 9/15/41	1,923,972	78,860

1.38%, 6/15/41	3,162,012	128,737

1.48%, 4/15/34	1,175,060	45,651

1.49%, 7/15/36	1,157,537	39,013

1.56%, 7/15/42	2,503,593	126,859

1.59%, 10/21/36	1,293,501	46,835

1.61%, 12/15/41 to 7/15/42	7,455,815	397,865

1.63%, 9/15/41	1,998,225	104,159

1.68%, 4/15/41 to 7/15/41	3,698,617	197,186

1.73%, 10/15/33 to 11/21/41	3,059,110	157,746

1.74%, 5/15/36	3,638,127	141,699

1.81%, 12/21/41 to 11/15/42	7,937,639	469,633

1.84%, 11/9/36 to 2/15/40	3,044,014	142,688

Security	Principal Amount	Value

1.86%, 12/28/41 to 6/15/42	$18,646,485	$1,118,192

1.91%, 2/15/42 to 7/15/42	10,352,473	670,879

1.93%, 7/15/42	1,761,770	112,473

1.96%, 11/29/30 to 8/15/42	5,155,007	315,062

1.98%, 10/15/37	1,067,119	47,842

2.03%, 2/15/42 to 5/15/42	4,722,966	348,884

2.06%, 5/15/42 to 7/15/42	5,142,693	346,031

2.11%, 4/15/33 to 7/15/42	7,217,553	473,833

2.16%, 5/15/42 to 6/15/42	3,991,605	268,629

2.21%, 8/15/42	3,285,623	231,600

2.23%, 1/15/41 to 7/15/41	2,815,338	201,115

2.28%, 11/1/29	1,375,183	98,004

2.31%, 4/15/42 to 7/15/42	5,238,621	419,233

2.36%, 1/16/42 to 6/15/42	18,846,149	1,442,766

2.38%, 6/15/42	1,658,159	124,297

2.39%, 7/15/40	1,421,374	90,923

2.41%, 1/15/38 to 7/15/42	16,744,738	1,299,583

2.43%, 3/15/41 to 1/5/42	3,139,993	239,755

2.46%, 12/15/26 to 8/15/42	13,328,492	1,057,210

2.48%, 2/23/41	1,117,538	88,232

2.56%, 1/15/41 to 7/15/42	3,301,208	286,619

2.59%, 4/15/36	1,409,122	81,989

2.61%, 6/15/33 to 7/15/42	7,189,258	594,845

2.63%, 4/15/41	1,255,587	104,032

2.66%, 6/15/36 to 6/15/42	5,461,490	471,309

2.68%, 4/15/41 to 4/15/42	3,846,394	341,741

2.71%, 5/15/27 to 9/15/42	20,840,538	1,840,176

2.73%, 8/15/42	1,237,359	112,231

2.86%, 5/15/32 to 7/15/42	16,679,589	1,579,038

2.88%, 10/25/41 to 1/7/43(10)	37,721,895	3,665,680

2.91%, 12/15/41 to 7/15/42	13,171,798	1,315,666

2.93%, 4/15/41 to 7/15/42	4,230,954	377,657

2.95%, 1/15/42 to 3/15/43(10)	21,071,184	2,248,184

2.96%, 2/15/27 to 1/15/43	13,430,477	1,188,715

2.98%, 2/15/41 to 7/15/42	10,108,920	1,065,631

3.03%, 7/15/41 to 6/15/42	2,501,886	244,195

3.11%, 12/15/41 to 8/15/42	8,556,185	856,677

3.13%, 6/15/32	638,511	55,184

3.16%, 5/15/42 to 1/15/43	16,000,760	1,773,160

3.19%, 8/15/39	1,558,083	130,811

3.21%, 12/15/26 to 10/15/42	16,850,869	1,700,597

3.23%, 2/15/41 to 4/15/42	4,462,197	415,264

3.24%, 7/15/28 to 4/15/42	2,798,237	231,365

3.28%, 6/21/26 to 7/15/42	6,622,800	604,078

3.36%, 3/15/42 to 5/15/42	3,156,831	356,057

3.41%, 4/15/42 to 12/15/42	5,727,314	677,875

3.43%, 11/7/39 to 9/15/41	1,580,523	156,816

25	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount	Value

3.46%, 2/15/27 to 8/15/42		$13,783,111	$1,305,756

3.48%, 5/15/36 to 7/15/42		3,441,401	367,317

3.53%, 6/15/26 to 8/15/42		3,195,879	282,258

3.61%, 5/15/32 to 6/15/42		10,954,855	1,333,727

3.64%, 8/15/41 to 12/15/41		3,735,908	460,166

3.66%, 5/15/42 to 7/15/42		9,860,480	1,265,223

3.68%, 11/15/31 to 5/15/42		3,966,084	447,952

3.71%, 1/15/24 to 8/15/42		33,148,825	3,276,157

3.73%, 12/15/36 to 1/15/37		3,115,809	281,235

3.78%, 11/15/26 to 6/15/42		9,112,839	919,229

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $55,603,054)			$43,971,326

Sovereign Loans — 0.1%
Borrower		Principal Amount (000’s omitted)	Value

Nigeria — 0.1%

Bank of Industry Limited, Term Loan, 7.31%, (3 mo. USD LIBOR + 6.00%), Maturing April 11, 2021(4)(11)		$905	$824,639

Total Sovereign Loans (identified cost $903,496)			$824,639

Foreign Government Bonds — 19.2%
Security		Principal Amount (000’s omitted)	Value

Brazil — 0.0%(12)

Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 9/26/23(13)	USD	200	$209,462

Total Brazil			$209,462

Iceland — 3.2%

Republic of Iceland, 5.00%, 11/15/28	ISK	1,225,940	$10,151,587

Republic of Iceland, 6.50%, 1/24/31	ISK	1,622,639	15,542,453

Republic of Iceland, 8.00%, 6/12/25	ISK	1,414,608	12,508,881

Total Iceland			$38,202,921

Indonesia — 0.1%

Indonesia Government Bond, 7.50%, 4/15/40	IDR	22,989,000	$1,465,887

Total Indonesia			$1,465,887

Security		Principal Amount (000’s omitted)	Value

New Zealand — 6.7%

New Zealand Government Bond, 2.00%, 9/20/25(13)(14)	NZD	44,092	$30,174,617

New Zealand Government Bond, 2.50%, 9/20/35(13)(14)	NZD	617	496,043

New Zealand Government Bond, 3.00%, 9/20/30(13)(14)	NZD	63,805	50,526,324

Total New Zealand			$81,196,984

Peru — 0.8%

Peru Government Bond, 5.94%, 2/12/29(5)(13)	PEN	12,200	$4,078,448

Peru Government Bond, 6.15%, 8/12/32(5)(13)	PEN	11,099	3,653,831

Peru Government Bond, 6.95%, 8/12/31	PEN	5,285	1,858,927

Total Peru			$9,591,206

Russia — 0.8%

Russia Government Bond, 2.50%, 2/2/28(14)	RUB	754,756	$10,128,486

Total Russia			$10,128,486

Serbia — 1.6%

Serbia Treasury Bond, 5.75%, 7/21/23	RSD	1,743,550	$17,984,348

Serbia Treasury Bond, 5.875%, 2/8/28	RSD	97,420	1,096,437

Total Serbia			$19,080,785

Thailand — 2.5%

Thailand Government Bond, 1.25%, 3/12/28(13)(14)	THB	1,076,963	$29,743,155

Total Thailand			$29,743,155

Ukraine — 3.5%

Ukraine Government Bond, 16.00%, 8/11/21	UAH	188,050	$7,053,949

Ukraine Government Bond, 16.06%, 8/3/22	UAH	25,000	958,674

Ukraine Government International Bond, 0.00%, GDP-Linked, 5/31/40(5)(13)(15)	USD	11,342	8,438,641

Ukraine Government International Bond, 11.67%, 11/22/23	UAH	25,000	868,295

Ukraine Government International Bond, 14.30%, 7/8/20	UAH	172,382	6,375,418

Ukraine Government International Bond, 15.84%, 2/26/25	UAH	255,480	10,076,188

Ukraine Government International Bond, 17.00%, 5/11/22	UAH	238,050	9,247,724

Total Ukraine			$43,018,889

Total Foreign Government Bonds (identified cost $234,629,411)			$232,637,775

26	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Foreign Corporate Bonds — 4.9%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.2%

Generacion Mediterranea S.A./Central Termica Roca S.A., 15.00%, 5/5/23(5)	USD	1,250	$731,250

Pampa Energia S.A., 7.50%, 1/24/27(13)	USD	600	363,330

Telecom Argentina S.A., 8.00%, 7/18/26(13)	USD	550	446,495

YPF S.A., 31.438%, (BADLAR + 4.00%), 7/7/20(4)(13)	USD	1,250	233,625

Total Argentina			$1,774,700

Belarus — 0.0%(12)

Eurotorg, LLC Via Bonitron DAC, 8.75%, 10/30/22(13)	USD	500	$493,750

Total Belarus			$493,750

Bermuda — 1.2%

Alamo Re, Ltd., 3.901%, (3 mo. U.S. Treasury Bill + 3.81%), 6/8/23(4)(5)(16)	USD	3,500	$3,502,975

Everglades Re II, Ltd., 5.321%, (3 mo. U.S. Treasury Bill + 5.23%), 5/8/23(4)(5)(16)	USD	8,500	8,527,625

Pelican IV Re, Ltd., 2.855%, (6 mo. USD LIBOR + 2.04%), 5/5/20(4)(5)(16)	USD	2,500	2,507,875

Total Bermuda			$14,538,475

Brazil — 0.1%

BRF S.A., 4.75%, 5/22/24(13)	USD	550	$524,458

Odebrecht Offshore Drilling Finance, Ltd., 6.72%, 12/1/22(13)	USD	1,267	964,831

Total Brazil			$1,489,289

Bulgaria — 0.1%

Eurohold Bulgaria AD, 6.50%, 12/7/22(13)	EUR	1,200	$1,312,100

Total Bulgaria			$1,312,100

China — 0.1%

CIFI Holdings Group Co., Ltd., 5.50%, 1/23/22(13)	USD	500	$494,997

Logan Property Holdings Co., Ltd., 6.875%, 4/24/21(13)	USD	500	504,375

Times China Holdings, Ltd., 6.25%, 1/17/21(13)	USD	500	500,456

Total China			$1,499,828

Colombia — 0.2%

Frontera Energy Corp., 9.70%, 6/25/23(13)	USD	2,000	$1,357,500

Geopark, Ltd., 5.50%, 1/17/27(13)	USD	850	539,750

Total Colombia			$1,897,250

Security		Principal Amount (000’s omitted)	Value

El Salvador — 0.1%

AES El Salvador Trust II, 6.75%, 3/28/23(13)	USD	2,000	$1,754,600

Total El Salvador			$1,754,600

Georgia — 0.2%

Georgia Capital JSC, 6.125%, 3/9/24(13)	USD	1,650	$1,468,500

Silknet JSC, 11.00%, 4/2/24(13)	USD	1,159	1,061,459

Total Georgia			$2,529,959

Iceland — 0.4%

Arion Banki HF, 6.00%, 4/12/24(13)	ISK	440,000	$3,400,447

Islandsbanki HF, 6.40%, 10/26/23	ISK	120,000	926,734

Landsbankinn HF, 5.00%, 11/23/23(13)	ISK	120,000	888,846

WOW Air HF, 0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(4)(17)	EUR	900	29,598

WOW Air HF, 0.00%(17)(18)	EUR	20	651

Total Iceland			$5,246,276

Indonesia — 0.1%

Bayan Resources Tbk PT, 6.125%, 1/24/23(13)	USD	1,660	$1,322,797

Total Indonesia			$1,322,797

Ireland — 0.2%

Aragvi Finance International DAC, 12.00%, 4/9/24(13)	USD	2,000	$1,805,000

Total Ireland			$1,805,000

Isle of Man — 0.1%

Sasol Financing International Ltd., 4.50%, 11/14/22	USD	1,125	$795,938

Total Isle of Man			$795,938

Lebanon — 0.0%(12)

BLOM Bank SAL, 7.50%, 5/4/23(13)	USD	800	$358,000

Total Lebanon			$358,000

Mexico — 0.4%

Banco Mercantil del Norte S.A./Grand Cayman, 7.50% to 6/27/29(13)(18)(19)	USD	850	$699,848

Braskem Idesa SAPI, 7.45%, 11/15/29(13)	USD	2,170	1,611,225

Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(13)	USD	1,962	1,181,222

Petroleos Mexicanos, 5.95%, 1/28/31(13)	USD	2,500	1,823,250

Total Mexico			$5,315,545

27	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Netherlands — 0.3%

Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(13)	USD	1,720	$1,482,197

Braskem Netherlands Finance BV, 5.875%, 1/31/50(13)	USD	810	637,875

Metinvest BV, 5.625%, 6/17/25(13)	EUR	800	577,061

Metinvest BV, 7.75%, 4/23/23(13)	USD	461	328,301

Petrobras Global Finance BV, 6.90%, 3/19/49	USD	650	635,375

Total Netherlands			$3,660,809

Nigeria — 0.1%

SEPLAT Petroleum Development Co. PLC, 9.25%, 4/1/23(13)	USD	2,000	$1,500,000

Total Nigeria			$1,500,000

Paraguay — 0.2%

Frigorifico Concepcion S.A., 10.25%, 1/29/25(13)	USD	1,700	$1,744,013

Telefonica Celular del Paraguay S.A., 5.875%, 4/15/27(13)	USD	444	435,120

Total Paraguay			$2,179,133

Peru — 0.1%

Peru LNG S.R.L., 5.375%, 3/22/30(13)	USD	1,401	$801,512

Total Peru			$801,512

Russia — 0.1%

Petropavlovsk 2016 Ltd., 8.125%, 11/14/22(13)	USD	1,231	$1,289,473

Total Russia			$1,289,473

Saint Lucia — 0.1%

Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 8.75%, 5/25/24(13)	USD	1,503	$1,399,669

Total Saint Lucia			$1,399,669

Saudi Arabia — 0.2%

Dar Al-Arkan Sukuk Co., Ltd., 6.75%, 2/15/25(13)	USD	550	$440,330

Dar Al-Arkan Sukuk Co., Ltd., 6.875%, 4/10/22(13)	USD	1,500	1,408,729

Total Saudi Arabia			$1,849,059

Singapore — 0.1%

TBLA International Pte Ltd., 7.00%, 1/24/23(13)	USD	1,000	$770,680

Total Singapore			$770,680

Security		Principal Amount (000’s omitted)	Value

Spain — 0.1%

Atento Luxco 1 S.A., 6.125%, 8/10/22(13)	USD	1,517	$972,776

Total Spain			$972,776

Turkey — 0.0%(12)

QNB Finansbank AS, 6.875%, 9/7/24(13)	USD	530	$531,325

Total Turkey			$531,325

Ukraine — 0.1%

Kernel Holding S.A., 8.75%, 1/31/22(13)	USD	1,500	$1,428,750

Total Ukraine			$1,428,750

United Kingdom— 0.1%

Ellaktor Value PLC, 6.375%, 12/15/24(13)	EUR	1,050	$748,826

Total United Kingdom			$748,826

Total Foreign Corporate Bonds (identified cost $68,880,291)			$59,265,519

Corporate Bonds & Notes — 0.0%(12)
Security		Principal Amount (000’s omitted)	Value

Oil & Gas — 0.0%(12)

HKN Energy, Ltd., 11.00%, 3/6/24		$500	$335,000

Total Corporate Bonds & Notes (identified cost $500,000)			$335,000

Common Stocks — 0.2%
Security		Shares	Value

Iceland — 0.2%

Arion Banki HF(5)(20)		2,497,017	$967,766

Eik Fasteignafelag HF		3,180,300	146,767

Eimskipafelag Islands HF(20)		326,400	288,762

Hagar HF		1,349,100	429,383

Reginn HF(20)		1,843,700	212,642

Reitir Fasteignafelag HF		875,500	303,371

Siminn HF		13,623,900	549,146

Total Iceland			$2,897,837

Total Common Stocks (identified cost $5,902,392)			$2,897,837

28	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Closed-End Funds — 1.2%
Security	Shares	Value

BlackRock Multi-Sector Income Trust	156,650	$2,103,809

Nuveen Global High Income Fund	83,400	1,010,808

PGIM Global High Yield Fund, Inc.	430,326	5,047,724

Western Asset High Income Opportunity Fund, Inc.	1,388,797	6,124,595

Total Closed-End Funds (identified cost $16,852,919)		$14,286,936

Exchange-Traded Funds — 4.0%
Security	Shares	Value

SPDR Bloomberg Barclays High Yield Bond ETF	414,500	$41,047,935

Vanguard Short-Term Corporate Bond ETF	97,000	7,864,760

Total Exchange-Traded Funds (identified cost $48,034,787)		$48,912,695

Reinsurance Side Cars — 2.8%
Security	Principal Amount/ Shares	Value

Altair V Reinsurance(20)(21)(22)(23)	1,932	$19,318

Altair VI Reinsurance(20)(21)(22)(23)	1,000	212,500

Blue Lotus Re, Ltd.(20)(21)(22)(23)	242	374,999

Eden Re II, Ltd., Series 2018A, 0.00%, 3/22/22(5)(21)(22)	$7,471	167,390

Eden Re II, Ltd., Series 2018B, 0.00%, 3/22/22(5)(21)(22)	$8,667	432,438

Eden Re II, Ltd., Series 2019A, 0.00%, 3/22/23(5)(21)(22)	$5,000	42,713

Eden Re II, Ltd., Series 2019B, 0.00%, 3/22/23(5)(21)(22)	$95,000	833,920

Eden Re II, Ltd., Series 2020A, 0.00%, 3/22/24(5)(21)(22)	$9,900,000	10,141,560

Mt. Logan Re, Ltd., Series 13, Preference Shares(20)(21)(22)(23)	10,000	7,784,433

Mt. Logan Re, Ltd., Special Investment Series 13, 12/18(20)(21)(22)(23)	2,000	797,402

Mt. Logan Re, Ltd., Special Investment Series 13, 12/19(20)(21)(22)(23)	1,829	1,829,390

Sussex Capital, Ltd., Designated Investment Series 5, 5/19(20)(21)(22)(23)	249	184,296

Sussex Capital, Ltd., Designated Investment Series 5, 12/19(20)(21)(22)(23)	791	748,303

Sussex Capital, Ltd., Series 5 Preference Shares(20)(21)(22)(23)	6,000	5,599,707

Sussex Re, Ltd., Series 2020A(20)(21)(22)(23)	4,082	4,139,086

Versutus Re, Ltd., Series 2019(20)(21)(22)(23)	4,000	372,831

Total Reinsurance Side Cars (identified cost $34,618,316)		$33,680,286

U.S. Treasury Obligations — 3.3%
Security	Principal Amount	Value

U.S. Treasury Inflation-Protected Note, 0.50%, 4/15/24(24)	$39,176,392	$40,191,171

Total U.S. Treasury Obligations (identified cost $39,592,721)		$40,191,171

Short-Term Investments — 29.8%

U.S. Treasury Obligations — 0.6%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/21/20	$7,000	$6,999,660

Total U.S. Treasury Obligations (identified cost $6,999,527)		$6,999,660

Other — 29.2%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.47%(25)	354,279,688	$354,279,688

Total Other (identified cost $354,244,248)		$354,279,688

Total Short-Term Investments (identified cost $361,243,775)		$361,279,348

Total Purchased Options and Swaptions — 0.4% (identified cost $3,962,266)		$4,659,584

Total Investments – 109.6% (identified cost $1,480,671,296)		$1,328,129,502

Securities Sold Short — (0.5)%

Common Stocks — (0.5)%
Security	Shares	Value

Ashmore Group PLC	(1,119,000)	$(5,335,205)

Total Common Stocks		$(5,335,205)

Total Securities Sold Short (proceeds $7,195,403)		$(5,335,205)

Other Assets, Less Liabilities — (9.1)%		$(110,671,958)

Net Assets — 100.0%		$1,212,122,339

29	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2020.

(2)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(3)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(4)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2020.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $299,752,414 or 24.7% of the Portfolio’s net assets.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2020.

(7)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2020.

(8)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(9)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro rata basis with all securities in the trust.

(10)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2020 of all interest only securities comprising the certificate.

(11)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(12)	Amount is less than 0.05%.
(13)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities is $168,928,019 or 13.9% of the Portfolio’s net assets.

(14)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(15)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(16)

Event-linked bond, also known as a catastrophe bond, whose payment of principal is contingent on the non-occurrence of a defined trigger event which may include hurricanes, earthquakes or other weather-related phenomena.

(17)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(18)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(19)	Security converts to variable rate after the indicated fixed-rate coupon period.

(20)	Non-income producing security.

(21)

Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(22)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(23)	Restricted security (see Note 5).

(24)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(25)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

Purchased Currency Options — 0.0%(12)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value

Call EUR/Put USD	Standard Chartered Bank	USD	21,000,000	USD	1.13	5/4/20	$23

Total							$23

30	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Interest Rate Swaptions — 0.3%

Description	Counterparty	Notional Amount	Expiration Date	Value

Option to enter into interest rate swap expiring 12/15/47 to pay 3-month USD-LIBOR Rate and receive 2.68%	Morgan Stanley & Co. International PLC	$10,000,000	12/13/27	$3,506,299

Option to enter into interest rate swap expiring 12/15/47 to receive 3-month USD-LIBOR Rate and pay 2.68%	Morgan Stanley & Co. International PLC	10,000,000	12/13/27	306,455

Option to enter into interest rate swap expiring 3/5/51 to receive 3-month USD-LIBOR Rate and pay 1.70%	The Toronto-Dominion Bank	12,500,000	3/3/21	158,050

Total				$3,970,804

Purchased Call Options — 0.1%

Description	Counterparty	Notional Amount		Spread	Expiration Date	Value

2-year 10 Constant Maturity Swap Curve Cap	Morgan Stanley & Co. International PLC	USD	450,000,000	0.45%	6/21/21	$688,757

Total						$688,757

Centrally Cleared Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

BRL	3,215,625	USD	623,558	5/5/20	$(32,222)

BRL	3,215,625	USD	592,523	5/5/20	(1,188)

USD	584,340	BRL	3,215,625	5/5/20	(6,995)

USD	592,523	BRL	3,215,625	5/5/20	1,188

CLP	9,005,738,924	USD	11,487,938	5/7/20	(700,388)

PEN	11,636,986	USD	3,269,367	5/7/20	177,651

PEN	5,818,493	USD	1,634,638	5/7/20	88,871

PEN	5,759,024	USD	1,617,885	5/7/20	88,009

USD	11,571,038	CLP	9,005,738,924	5/7/20	783,489

USD	11,668,487	PEN	39,305,300	5/7/20	25,774

USD	1,745,315	PEN	5,970,897	5/7/20	(23,338)

USD	3,392,510	PEN	11,735,710	5/7/20	(83,752)

EUR	2,972,000	USD	3,235,928	5/8/20	21,102

EUR	289,627	USD	314,660	5/8/20	2,744

PHP	154,715,114	USD	3,034,522	5/8/20	33,774

RUB	707,784,000	USD	9,614,018	5/8/20	(79,930)

USD	12,314,828	EUR	11,310,407	5/8/20	(80,307)

USD	9,326,078	RUB	707,784,000	5/8/20	(208,010)

USD	26,630,752	KRW	31,632,007,324	5/12/20	654,001

USD	2,347,273	MXN	57,000,000	5/12/20	(14,922)

AUD	3,000,000	USD	1,891,845	5/15/20	63,165

IDR	24,089,985,967	USD	1,392,485	5/18/20	212,217

USD	1,474,747	IDR	24,089,985,967	5/18/20	(129,955)

31	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

CAD	45,490,000	USD	34,382,417	5/20/20	$(1,701,175)

NZD	4,963,582	USD	2,955,773	5/20/20	88,769

USD	34,051,695	CAD	45,490,000	5/20/20	1,370,454

USD	9,500,311	NZD	15,953,718	5/20/20	(285,318)

USD	4,671,287	JPY	516,691,000	5/21/20	(144,289)

INR	468,520,000	USD	6,496,620	5/22/20	(285,710)

INR	618,880,000	USD	8,580,361	5/22/20	(376,212)

USD	18,417,777	EUR	16,917,608	5/22/20	(127,240)

USD	3,088,997	INR	238,330,000	5/22/20	(70,412)

USD	3,290,776	INR	253,992,000	5/22/20	(76,255)

USD	7,722,769	INR	595,078,000	5/22/20	(165,850)

JPY	3,287,395,097	USD	29,689,106	5/26/20	951,512

JPY	539,318,119	USD	4,964,876	5/26/20	61,912

JPY	2,045,220,000	USD	20,169,822	5/26/20	(1,107,069)

JPY	4,569,896,075	USD	44,821,974	5/26/20	(2,227,630)

USD	7,163,339	JPY	767,122,000	5/26/20	13,273

USD	15,174,017	JPY	1,680,178,228	5/26/20	(486,315)

USD	63,760,846	JPY	7,060,067,598	5/26/20	(2,043,484)

USD	11,343,198	ZAR	166,804,000	5/26/20	2,364,887

ZAR	213,365,000	USD	11,634,685	5/26/20	(150,204)

BRL	3,215,625	USD	583,058	6/2/20	6,849

USD	3,009,453	PHP	154,716,000	6/2/20	(51,883)

USD	4,232,335	NZD	7,140,000	6/8/20	(146,662)

USD	16,168,231	NZD	27,276,000	6/8/20	(560,273)

AUD	15,874,000	USD	10,523,306	6/9/20	(177,803)

TWD	353,705,000	USD	11,897,242	6/9/20	68,323

TWD	276,195,000	USD	9,290,111	6/9/20	53,351

USD	25,450,526	AUD	41,767,296	6/9/20	(1,770,319)

USD	21,176,668	TWD	629,900,000	6/9/20	(132,359)

JPY	531,883,000	USD	4,944,621	6/10/20	13,893

JPY	2,458,270,140	USD	23,323,910	6/10/20	(406,527)

AUD	17,231,024	USD	10,539,726	6/12/20	690,250

AUD	42,462,272	USD	27,801,408	6/12/20	(127,470)

NZD	10,443,000	USD	6,566,617	6/12/20	(162,031)

USD	4,804,674	AUD	7,906,000	6/12/20	(347,904)

USD	20,674,497	AUD	33,800,000	6/12/20	(1,353,979)

USD	9,379,893	NZD	14,917,000	6/12/20	231,448

GBP	5,000,000	USD	5,948,500	6/18/20	350,164

GBP	3,260,000	USD	3,825,675	6/18/20	281,054

GBP	4,427,508	USD	5,425,778	6/18/20	151,699

CAD	7,500,000	USD	5,179,022	6/22/20	209,690

CAD	3,650,000	USD	2,519,090	6/22/20	103,416

CAD	2,808,400	USD	2,002,904	6/22/20	14,917

NZD	4,415,503	USD	2,645,107	6/29/20	62,595

USD	29,855,454	NZD	49,838,000	6/29/20	(706,510)

32	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

GBP	4,000,000	USD	4,858,760	6/30/20	$180,457

EUR	990,835	USD	1,092,842	7/6/20	(5,658)

EUR	965,810	USD	1,075,477	7/6/20	(15,753)

EUR	17,407,800	USD	19,137,613	7/6/20	(37,086)

EUR	9,297,976	USD	10,353,761	7/6/20	(151,654)

USD	25,451,457	EUR	23,551,117	7/6/20	(389,761)

USD	34,657,653	EUR	32,069,930	7/6/20	(530,744)

GBP	12,300,000	USD	15,256,846	7/9/20	239,336

NZD	706,000	USD	419,954	7/9/20	12,956

USD	9,949,805	NZD	16,727,000	7/9/20	(306,965)

USD	15,873,826	EUR	14,023,000	7/10/20	485,890

USD	5,631,429	EUR	4,974,827	7/10/20	172,375

USD	1,018,787	EUR	900,000	7/10/20	31,185

CHF	8,930,000	USD	9,258,971	7/15/20	11,390

CHF	8,940,000	USD	9,284,260	7/15/20	(3,518)

NOK	119,380,840	USD	11,626,437	7/16/20	30,873

EUR	6,508,000	USD	7,100,293	7/17/20	42,259

NZD	9,190,000	USD	5,577,411	7/17/20	57,443

USD	16,080,157	EUR	14,257,607	7/17/20	432,384

USD	7,339,918	EUR	6,508,000	7/17/20	197,365

USD	4,352,080	NZD	7,171,000	7/17/20	(44,823)

USD	12,349,051	KRW	15,210,325,545	7/29/20	(190,074)

USD	9,500,456	RUB	707,784,000	7/30/20	110,565

USD	2,199,208	ZAR	37,173,000	8/19/20	213,978

USD	539,048	ZAR	9,388,000	8/19/20	37,680

					$(6,731,349)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	24,073,197	HUF	8,741,700,000	BNP Paribas	5/4/20	$—	$(795,925)

HUF	1,058,700,000	EUR	2,979,735	BNP Paribas	5/4/20	25,985	—

HUF	7,683,000,000	EUR	21,850,293	BNP Paribas	5/4/20	—	(59,432)

EUR	7,986,852	HUF	2,816,803,000	BNP Paribas	5/5/20	—	(4,595)

EUR	7,017,409	HUF	2,477,777,000	BNP Paribas	5/5/20	—	(12,982)

EUR	5,604,275	PLN	25,435,000	BNP Paribas	5/5/20	10,754	—

EUR	13,215,364	PLN	60,000,000	Goldman Sachs International	5/5/20	20,038	—

EUR	225,070	RON	1,090,000	Goldman Sachs International	5/5/20	—	(200)

EUR	5,463,500	RON	26,457,000	JPMorgan Chase Bank, N.A.	5/5/20	—	(4,333)

EUR	2,012,431	USD	2,203,950	Bank of America, N.A.	5/5/20	1,372	—

EUR	63,791	USD	69,861	Bank of America, N.A.	5/5/20	44	—

EUR	1,209,781	USD	1,314,182	UBS AG	5/5/20	11,555	—

EUR	1,050,000	USD	1,140,613	UBS AG	5/5/20	10,029	—

33	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	562,759	USD	611,324	UBS AG	5/5/20	$5,375	$—

HUF	15,272,000	EUR	43,294	Citibank, N.A.	5/5/20	34	—

HUF	4,229,200,000	EUR	11,981,322	Standard Chartered Bank	5/5/20	18,170	—

HUF	1,050,108,000	EUR	2,972,862	UBS AG	5/5/20	6,806	—

PLN	5,281,000	EUR	1,165,067	Standard Chartered Bank	5/5/20	—	(3,840)

PLN	38,280,000	EUR	8,424,032	Standard Chartered Bank	5/5/20	—	(4,707)

PLN	41,874,000	EUR	9,230,548	UBS AG	5/5/20	—	(22,253)

RON	613,000	EUR	126,598	Citibank, N.A.	5/5/20	89	—

RON	26,934,000	EUR	5,562,581	Standard Chartered Bank	5/5/20	3,778	—

USD	1,149,926	EUR	1,050,000	Bank of America, N.A.	5/5/20	—	(716)

USD	1,324,913	EUR	1,209,781	Bank of America, N.A.	5/5/20	—	(825)

USD	69,296	EUR	63,791	UBS AG	5/5/20	—	(609)

USD	615,549	EUR	562,759	UBS AG	5/5/20	—	(1,151)

USD	2,186,100	EUR	2,012,431	UBS AG	5/5/20	—	(19,222)

USD	11,660,280	ZAR	213,365,000	Standard Chartered Bank	5/5/20	149,125	—

ZAR	575,000	USD	31,828	Bank of America, N.A.	5/5/20	—	(806)

ZAR	212,790,000	USD	11,762,985	Standard Chartered Bank	5/5/20	—	(282,853)

EUR	10,400,000	USD	11,736,286	Standard Chartered Bank	5/6/20	—	(339,257)

USD	11,736,826	EUR	10,400,000	Standard Chartered Bank	5/6/20	339,798	—

EUR	9,861,315	HUF	3,396,730,000	JPMorgan Chase Bank, N.A.	5/18/20	251,591	—

USD	11,041,849	THB	348,812,000	Standard Chartered Bank	5/18/20	260,863	—

USD	4,861,095	THB	153,562,000	Standard Chartered Bank	5/18/20	114,843	—

USD	1,258,507	THB	40,500,000	Standard Chartered Bank	5/18/20	6,744	—

USD	2,314,832	THB	75,672,452	Standard Chartered Bank	5/18/20	—	(24,032)

EUR	8,474,367	HUF	3,024,200,000	Credit Agricole Corporate and Investment Bank	5/26/20	—	(108,227)

EUR	5,180,710	NOK	59,254,000	BNP Paribas	5/26/20	—	(104,769)

TRY	50,100,000	USD	7,677,090	Standard Chartered Bank	5/29/20	—	(546,561)

USD	3,406,744	TRY	21,633,000	Standard Chartered Bank	5/29/20	327,807	—

USD	3,406,813	TRY	21,669,000	Standard Chartered Bank	5/29/20	322,752	—

USD	3,406,792	TRY	21,681,000	Standard Chartered Bank	5/29/20	321,024	—

USD	3,406,851	TRY	21,695,000	Standard Chartered Bank	5/29/20	319,090	—

USD	3,406,694	TRY	21,694,000	Standard Chartered Bank	5/29/20	319,075	—

USD	63,591	TRY	404,795	Standard Chartered Bank	5/29/20	5,978	—

EUR	2,012,431	USD	2,187,341	UBS AG	6/2/20	19,157	—

EUR	63,791	USD	69,335	UBS AG	6/2/20	607	—

USD	611,671	EUR	562,759	UBS AG	6/2/20	—	(5,357)

USD	1,141,261	EUR	1,050,000	UBS AG	6/2/20	—	(9,995)

USD	1,314,929	EUR	1,209,781	UBS AG	6/2/20	—	(11,517)

USD	3,148,861	THB	98,827,000	Standard Chartered Bank	6/8/20	94,403	—

USD	1,548,698	MYR	6,750,000	State Street Bank and Trust Company	6/16/20	—	(14,129)

EUR	19,495,677	PLN	86,592,000	BNP Paribas	6/17/20	517,154	—

EUR	18,928,668	PLN	84,384,000	Goldman Sachs International	6/17/20	427,311	—

PLN	146,000,000	EUR	32,065,361	BNP Paribas	6/17/20	11,698	—

PLN	25,435,000	EUR	5,597,645	BNP Paribas	6/17/20	—	(10,536)

EUR	8,591,122	HUF	2,951,480,000	Citibank, N.A.	6/18/20	253,004	—

34	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	510,344	HUF	175,890,000	Citibank, N.A.	6/18/20	$13,285	$—

EUR	222,050	RON	1,090,000	Goldman Sachs International	6/18/20	—	(1,824)

EUR	5,384,553	RON	26,457,000	JPMorgan Chase Bank, N.A.	6/18/20	—	(49,936)

GBP	3,500,000	USD	4,164,125	Citibank, N.A.	6/18/20	244,940	—

RON	1,090,000	EUR	223,679	Goldman Sachs International	6/18/20	38	—

RON	26,457,000	EUR	5,428,190	JPMorgan Chase Bank, N.A.	6/18/20	2,074	—

GBP	8,867,000	USD	10,371,021	Citibank, N.A.	6/23/20	799,294	—

USD	2,412,438	THB	78,429,000	Standard Chartered Bank	6/24/20	—	(11,638)

EUR	8,744,055	PLN	40,450,000	Goldman Sachs International	6/25/20	—	(154,921)

EUR	975,541	PLN	4,504,000	Citibank, N.A.	6/26/20	—	(15,128)

EUR	7,769,924	PLN	35,946,000	Citibank, N.A.	6/26/20	—	(138,040)

USD	1,749,744	THB	58,032,000	Standard Chartered Bank	7/1/20	—	(43,924)

EUR	7,764,795	PLN	35,753,000	Goldman Sachs International	7/3/20	—	(95,872)

EUR	8,069,226	PLN	37,137,000	JPMorgan Chase Bank, N.A.	7/3/20	—	(95,353)

PLN	60,000,000	EUR	13,196,782	Goldman Sachs International	7/3/20	—	(21,296)

USD	1,809,608	CNH	12,875,000	Citibank, N.A.	7/8/20	—	(6,734)

USD	2,534,591	CNH	18,025,000	Citibank, N.A.	7/8/20	—	(8,287)

USD	5,177,236	CNH	36,835,000	Citibank, N.A.	7/8/20	—	(19,265)

USD	7,252,939	CNH	51,580,000	Citibank, N.A.	7/8/20	—	(23,715)

USD	2,255,321	CNH	16,040,000	Standard Chartered Bank	7/8/20	—	(7,524)

USD	6,451,708	CNH	45,885,000	Standard Chartered Bank	7/8/20	—	(21,523)

USD	6,926,465	THB	227,778,637	Standard Chartered Bank	7/10/20	—	(113,875)

USD	611,329	ZAR	9,388,000	Standard Chartered Bank	7/20/20	108,595	—

ZAR	9,388,000	USD	541,411	Standard Chartered Bank	7/20/20	—	(38,678)

SEK	171,333,799	USD	16,806,129	Goldman Sachs International	7/24/20	769,654	—

USD	11,173,197	SEK	113,333,000	Goldman Sachs International	7/24/20	—	(452,742)

EUR	2,969,872	HUF	1,058,700,000	BNP Paribas	8/4/20	—	(26,556)

HUF	2,477,777,000	EUR	6,996,801	BNP Paribas	8/4/20	11,510	—

HUF	2,816,803,000	EUR	7,963,144	BNP Paribas	8/4/20	3,209	—

USD	23,557,985	OMR	9,293,625	BNP Paribas	8/27/20	—	(238,264)

USD	6,926,924	TRY	48,333,000	Standard Chartered Bank	2/26/21	636,674	—

USD	5,541,456	TRY	38,572,000	Standard Chartered Bank	2/26/21	521,541	—

USD	5,541,536	TRY	38,582,000	Standard Chartered Bank	2/26/21	520,320	—

USD	3,463,474	TRY	24,222,000	Standard Chartered Bank	2/26/21	311,126	—

USD	13,194	TRY	92,000	Standard Chartered Bank	2/26/21	1,221	—

USD	5,044,942	BHD	1,911,024	Standard Chartered Bank	3/11/21	—	(12,024)

USD	4,204,022	SAR	15,887,000	Standard Chartered Bank	3/11/21	—	(12,311)

USD	6,744,071	BHD	2,554,000	Standard Chartered Bank	3/16/21	—	(14,081)

USD	11,881,604	OMR	4,666,500	BNP Paribas	4/8/21	294,472	—

USD	11,896,188	OMR	4,664,971	Standard Chartered Bank	4/26/21	344,006	—

USD	8,234,546	OMR	3,237,000	BNP Paribas	7/6/21	290,013	—

USD	5,188,295	OMR	2,039,000	BNP Paribas	7/12/21	187,682	—

USD	961,832	OMR	378,000	BNP Paribas	7/19/21	35,589	—

USD	4,209,726	BHD	1,605,000	Bank of America, N.A.	3/14/22	—	(2,289)

USD	8,407,724	SAR	32,004,000	Standard Chartered Bank	3/14/22	—	(31,979)

USD	20,243,572	SAR	77,035,000	Standard Chartered Bank	3/14/22	—	(71,154)

35	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	8,429,122	BHD	3,217,000	Standard Chartered Bank	3/16/22	$—	$(12,854)

USD	4,215,852	BHD	1,625,000	Standard Chartered Bank	3/16/22	—	(48,435)

USD	4,112,475	BHD	1,585,976	Standard Chartered Bank	3/16/22	—	(49,406)

USD	8,651,101	SAR	32,792,000	BNP Paribas	3/24/22	5,128	—

USD	12,976,517	SAR	49,181,000	HSBC Bank USA, N.A.	3/24/22	9,402	—

USD	15,526,212	SAR	58,790,000	Standard Chartered Bank	3/28/22	26,674	—

						$9,312,500	$(4,228,457)

Forward Volatility Agreements

Reference Entity	Counterparty	Settlement Date(1)	Notional Amount (000’s omitted)	Value/Unrealized Appreciation (Depreciation)

Straddle swaption on floating rate (3-month USD-LIBOR) versus fixed rate interest rate swap, maturing June 11, 2055, 5-year term	Bank of America, N.A.	6/10/20	$35,000	$2,376,901

				$2,376,901

(1)

At the settlement date, the Portfolio will purchase from the counterparty a straddle swaption (i.e. a receiver swaption and a payer swaption) with a determined premium amount of $7,787,500 and an interest rate component to be determined at a future date.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

U.S. 5-Year Treasury Note	52	Long	6/30/20	$6,525,188	$196,218

U.S. Long Treasury Bond	351	Long	6/19/20	63,541,969	3,022,085

U.S. Ultra 10-Year Treasury Note	206	Long	6/19/20	32,348,437	399,385

Euro-Buxl	(43)	Short	6/8/20	(10,329,040)	374,520

					$3,992,208

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	5,111	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	$(762,474)

EUR	5,125	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	(781,708)

36	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Inflation Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	5,003	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	$(779,885)

EUR	19,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.69% (pays upon termination)	11/15/32	(3,281,310)

EUR	5,111	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	1,507,226

EUR	5,125	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	1,517,959

EUR	5,003	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	1,519,521

EUR	19,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	11/15/42	6,570,268

USD	36,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.89% (pays upon termination)	7/16/24	(1,927,539)

USD	58,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.58% (pays upon termination)	9/6/24	(2,075,514)

USD	16,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	0.84% (pays upon termination)	3/24/30	791,107

USD	14,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.28% (pays upon termination)	4/20/30	51,319

USD	25,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.22% (pays upon termination)	11/14/32	3,079,873

USD	25,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.20% (pays upon termination)	11/14/42	(4,938,221)

USD	2,309	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	(482,869)

USD	2,295	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	(494,490)

USD	8,800	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	(3,158,756)

							$(3,645,493)

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	–	Harmonised Indices of Consumer Prices

37	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	4/2/29	$(1,605,543)

								$(1,605,543)

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	36,099	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.14% (pays upon termination)	1/2/25	$(24,974)	$—	$(24,974)

BRL	36,000	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	7.99% (pays upon termination)	1/2/25	(565,897)	—	(565,897)

CLP	8,546,800	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.28% (pays semi-annually)	3/2/25	345,237	—	345,237

CLP	8,726,200	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.36% (pays semi-annually)	3/16/25	(391,511)	—	(391,511)

CNY	203,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	1,624,310	—	1,624,310

CNY	50,800	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	406,775	—	406,775

CNY	81,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	652,117	—	652,117

CNY	276,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.02% (pays quarterly)	5/15/24	2,077,708	—	2,077,708

CNY	21,530	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	146,216	—	146,216

CNY	16,148	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	109,949	—	109,949

CNY	16,147	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	110,130	—	110,130

CNY	32,296	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	220,274	—	220,274

CNY	32,834	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	224,423	—	224,423

CNY	10,765	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.87% (pays quarterly)	6/10/24	71,422	—	71,422

38	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CNY	199,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.94% (pays quarterly)	6/12/24	$1,400,997	$—	$1,400,997

CNY	155,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.94% (pays quarterly)	6/12/24	1,092,767	—	1,092,767

CNY	126,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.95% (pays quarterly)	6/12/24	894,117	—	894,117

CNY	66,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.96% (pays quarterly)	6/12/24	471,088	—	471,088

CNY	21,040	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.22% (pays quarterly)	6/19/24	182,191	—	182,191

CZK	311,500	Pays	6-month CZK PRIBOR (pays semi-annually)	1.74% (pays annually)	2/28/25	579,021	—	579,021

CZK	316,000	Receives	6-month CZK PRIBOR (pays semi-annually)	1.40% (pays annually)	3/16/25	(375,153)	—	(375,153)

GBP	26,000	Receives	6-month GBP LIBOR (pays semi-annually)	1.00% (pays semi-annually)	1/9/30	(1,618,504)	—	(1,618,504)

HUF	2,715,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.22% (pays annually)	3/3/25	23,757	—	23,757

HUF	2,724,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.25% (pays annually)	3/16/25	(34,628)	—	(34,628)

MXN	1,081,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.54% (pays monthly)	12/15/23	5,093,467	—	5,093,467

MXN	298,383	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	3/7/24	(672,016)	—	(672,016)

MXN	82,926	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	3/7/24	(190,481)	—	(190,481)

NZD	65,710	Receives	3-month NZD Bank Bill (pays quarterly)	3.32% (pays semi-annually)	2/19/28	(8,544,644)	—	(8,544,644)

NZD	5,220	Receives	3-month NZD Bank Bill (pays quarterly)	2.49% (pays semi-annually)	2/22/29	(503,784)	—	(503,784)

NZD	6,500	Receives	3-month NZD Bank Bill (pays quarterly)	2.50% (pays semi-annually)	2/22/29	(629,954)	—	(629,954)

PLN	54,300	Pays	6-month PLN WIBOR (pays semi-annually)	1.64% (pays annually)	2/27/25	639,289	—	639,289

PLN	55,100	Receives	6-month PLN WIBOR (pays semi-annually)	1.35% (pays annually)	3/16/25	(463,442)	—	(463,442)

SGD	18,500	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.42% (pays semi-annually)	10/19/23	823,148	—	823,148

SGD	9,630	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	435,468	—	435,468

SGD	10,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	452,199	—	452,199

SGD	15,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	678,299	—	678,299

39	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

SGD	26,350	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.09% (pays semi-annually)	12/13/23	$1,021,391	$—	$1,021,391

SGD	2,885	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.55% (pays semi-annually)	8/14/24	71,880	—	71,880

SGD	3,245	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.56% (pays semi-annually)	8/14/24	82,385	—	82,385

SGD	5,640	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.06% (pays semi-annually)	3/31/25	70,896	—	70,896

SGD	16,500	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.07% (pays semi-annually)	3/31/25	214,905	—	214,905

SGD	3,300	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.08% (pays semi-annually)	3/31/25	43,788	—	43,788

THB	573,800	Pays	6-month THB Fixing Rate (pays semi-annually)	0.98% (pays semi-annually)	2/5/25	73,072	—	73,072

THB	575,000	Receives	6-month THB Fixing Rate (pays semi-annually)	1.03% (pays semi-annually)	3/17/25	(152,070)	—	(152,070)

USD	342,000	Pays	3-month USD-LIBOR (pays quarterly)	2.57% (pays semi-annually)	3/14/21	7,198,247	—	7,198,247

USD	40,459	Pays	3-month USD-LIBOR (pays quarterly)	1.86% (pays semi-annually)	7/16/24	2,654,591	—	2,654,591

USD	64,000	Pays	3-month USD-LIBOR (pays quarterly)	1.26% (pays semi-annually)	9/6/24	2,436,000	—	2,436,000

USD	34,731	Pays	3-month USD-LIBOR (pays quarterly)	2.34% (pays semi-annually)	5/17/29	5,517,845	—	5,517,845

USD	14,500	Receives	3-month USD-LIBOR (pays quarterly)	1.69% (pays semi-annually)	2/6/30	(1,442,770)	—	(1,442,770)

USD	14,500	Pays	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	2/6/30	1,449,135	—	1,449,135

USD	11,693	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	9/20/47	(4,809,896)	(102,712)	(4,912,608)

USD	10,766	Receives	3-month USD-LIBOR (pays quarterly)	2.54% (pays semi-annually)	5/17/49	(4,840,794)	—	(4,840,794)

USD	4,600	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	8/16/49	(970,618)	—	(970,618)

USD	2,450	Pays	3-month USD-LIBOR (pays quarterly)	0.58% (pays semi-annually)	3/11/50	(172,536)	—	(172,536)

USD	2,450	Pays	3-month USD-LIBOR (pays quarterly)	0.62% (pays semi-annually)	3/11/50	(144,672)	—	(144,672)

USD	1,800	Receives	3-month USD-LIBOR (pays quarterly)	0.86% (pays semi-annually)	3/19/50	(9,813)	—	(9,813)

USD	6,770	Pays	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	3/20/50	218,242	—	218,242

40	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	3,000	Receives	3-month USD-LIBOR (pays quarterly)	1.24% (pays semi-annually)	3/5/51	$(307,901)	$—	$(307,901)

USD	3,000	Pays	3-month USD-LIBOR (pays quarterly)	1.26% (pays semi-annually)	3/5/51	321,831	—	321,831

USD	3,500	Receives	3-month USD-LIBOR (pays quarterly)	2.55% (pays semi-annually)	6/11/55	(1,457,101)	—	(1,457,101)

USD	3,500	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	7/27/55	(1,635,411)	—	(1,635,411)

ZAR	187,230	Pays	3-month ZAR JIBAR (pays quarterly)	6.76% (pays quarterly)	1/24/25	420,739	—	420,739

ZAR	177,300	Receives	3-month ZAR JIBAR (pays quarterly)	7.07% (pays quarterly)	3/12/25	(490,076)	—	(490,076)

Total						$10,100,670	$(102,712)	$9,997,958

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

BNP Paribas	MYR	89,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.13% (pays quarterly)	10/4/24	$852,282

Citibank, N.A.	MYR	56,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.13% (pays quarterly)	10/4/24	537,329

Goldman Sachs International	RUB	1,539,500	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.51% (pays annually)	4/16/25	570,048

JPMorgan Chase Bank, N.A.	MYR	40,570	Pays	3-month MYR KLIBOR (pays quarterly)	2.45% (pays quarterly)	3/4/25	99,806

Standard Chartered Bank	MYR	72,700	Pays	3-month MYR KLIBOR (pays quarterly)	3.12% (pays quarterly)	10/4/24	688,229

Total							$2,747,694

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Brazil	$210	1.00% (pays quarterly)(1)	6/20/25	$19,876	$(22,647)	$(2,771)

Malaysia	58,823	1.00% (pays quarterly)(1)	6/20/25	154,294	(413,494)	(259,200)

Mexico	1,830	1.00% (pays quarterly)(1)	6/20/25	134,922	(164,262)	(29,340)

41	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Buy Protection (continued)

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Turkey	$49,617	1.00% (pays quarterly)(1)	6/20/25	$10,103,678	$(10,356,424)	$(252,746)

Total				$10,412,770	$(10,956,827)	$(544,057)

*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Volatility Swaps
Counterparty	Reference Entity	Notional Amount (000’s omitted)	Portfolio Pays/Receives Volatility*	Volatility Strike	Maturity Date	Value/Unrealized Appreciation (Depreciation)

Citibank, N.A.	iShares MSCI Emerging Markets Index	$170	Receives	23.00%	9/18/20	$4,118,705

Citibank, N.A.	S&P 500 Index	170	Pays	21.50	9/18/20	(4,217,089)

						$(98,384)

*

Portfolio will pay or receive the volatility of the reference entity depending on whether the realized volatility of the reference entity exceeds or is less than the strike. For contracts where the Portfolio has elected to receive the volatility of the reference entity, it will receive a net payment of the difference between the realized volatility and the strike multiplied by the notional amount if the realized volatility exceeds the strike; the Portfolio will make a net payment of the absolute value of the difference of the realized volatility and the strike multiplied by the notional amount if the realized volatility is less than the strike. For contracts where the Portfolio has elected to pay the volatility of the reference entity, it will make a net payment of the difference between the realized volatility and the strike multiplied by the notional amount if the realized volatility exceeds the strike; the Portfolio will receive a net payment of the absolute value of the difference of the realized volatility and the strike multiplied by the notional amount if the realized volatility is less than the strike.

Abbreviations:

BADLAR	–	Buenos Aires Deposits of Large Amount Rate

COF	–	Cost of Funds 11th District

EURIBOR	–	Euro Interbank Offered Rate

GDP	–	Gross Domestic Product

LIBOR	–	London Interbank Offered Rate

42	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Currency Abbreviations:

AUD	–	Australian Dollar

BHD	–	Bahraini Dinar

BRL	–	Brazilian Real

CAD	–	Canadian Dollar

CHF	–	Swiss Franc

CLP	–	Chilean Peso

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

CZK	–	Czech Koruna

EUR	–	Euro

GBP	–	British Pound Sterling

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

INR	–	Indian Rupee

ISK	–	Icelandic Krona

JPY	–	Japanese Yen

KRW	–	South Korean Won

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

NOK	–	Norwegian Krone

NZD	–	New Zealand Dollar

OMR	–	Omani Rial

PEN	–	Peruvian Sol

PHP	–	Philippine Peso

PLN	–	Polish Zloty

RON	–	Romanian Leu

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

SAR	–	Saudi Riyal

SEK	–	Swedish Krona

SGD	–	Singapore Dollar

THB	–	Thai Baht

TRY	–	New Turkish Lira

TWD	–	New Taiwan Dollar

UAH	–	Ukrainian Hryvnia

USD	–	United States Dollar

ZAR	–	South African Rand

43	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Unaffiliated investments, at value (identified cost, $1,126,427,048)	$973,849,814

Affiliated investment, at value (identified cost, $354,244,248)	354,279,688

Deposits for derivatives collateral —

Futures contracts	3,507,572

Centrally cleared derivatives	32,495,033

OTC derivatives	6,419,000

Foreign currency, at value (identified cost, $7,001,695)	6,699,520

Interest and dividends receivable	11,135,990

Dividends receivable from affiliated investment	74,738

Receivable for investments sold	8,497,405

Receivable for variation margin on open centrally cleared derivatives	178,684

Receivable for open forward foreign currency exchange contracts	9,312,500

Receivable for open forward volatility agreements	2,376,901

Receivable for open swap contracts	6,866,399

Receivable for closed swap contracts	184,538

Prepaid expenses	746

Total assets	$1,415,878,528

Liabilities

Cash collateral due to brokers	$6,419,000

Payable for investments purchased	9,219,706

Payable for securities sold short, at value (proceeds, $7,195,403)	5,335,205

Payable for variation margin on open futures contracts	229,616

Payable for open forward foreign currency exchange contracts	4,228,457

Payable for open swap contracts	5,822,632

Due to custodian	170,951,550

Payable to affiliates:

Investment adviser fee	597,889

Trustees’ fees	5,799

Accrued foreign capital gains taxes	4,194

Accrued expenses	942,141

Total liabilities	$203,756,189

Net Assets applicable to investors’ interest in Portfolio	$1,212,122,339

44	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Interest (net of foreign taxes, $552,468)	$28,192,224

Dividends	1,732,039

Dividends from affiliated investment	764,339

Total investment income	$30,688,602

Expenses

Investment adviser fee	$4,011,090

Trustees’ fees and expenses	34,001

Custodian fee	422,761

Legal and accounting services	106,864

Dividend expense on securities sold short	69,408

Miscellaneous	13,628

Total expenses	$4,657,752

Net investment income	$26,030,850

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $607,921)	$(6,459,868)

Investment transactions — affiliated investment	(135,002)

Written options	158,824

Futures contracts	3,810,337

Swap contracts	22,985,650

Foreign currency transactions	(2,138,675)

Forward foreign currency exchange contracts	9,038,990

Net realized gain	$27,260,256

Change in unrealized appreciation (depreciation) —

Investments (including net decrease in accrued foreign capital gains taxes of $289,504)	$(90,701,438)

Investments — affiliated investment	25,135

Written options	(141,324)

Securities sold short	1,860,198

Futures contracts	2,811,025

Swap contracts	6,102,042

Forward volatility agreements	2,289,784

Foreign currency	231,777

Forward foreign currency exchange contracts	1,058,621

Net change in unrealized appreciation (depreciation)	$(76,464,180)

Net realized and unrealized loss	$(49,203,924)

Net decrease in net assets from operations	$(23,173,074)

45	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$26,030,850	$64,381,880

Net realized gain (loss)	27,260,256	(15,129,368)

Net change in unrealized appreciation (depreciation)	(76,464,180)	(3,111,881)

Net increase (decrease) in net assets from operations	$(23,173,074)	$46,140,631

Capital transactions —

Contributions	$77,159,684	$176,442,491

Withdrawals	(208,935,971)	(345,993,255)

Net decrease in net assets from capital transactions	$(131,776,287)	$(169,550,764)

Net decrease in net assets	$(154,949,361)	$(123,410,133)

Net Assets

At beginning of period	$1,367,071,700	$1,490,481,833

At end of period	$1,212,122,339	$1,367,071,700

46	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Financial Highlights

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2019	2018	2017	2016	2015

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.69	%(2)(3)	0.69%	0.69%	0.68%	0.66%	0.66%

Net investment income	3.88	%(2)	4.61%	4.47%	3.84%	3.75%	3.63%

Portfolio Turnover	40	%(4)	39%	57%	44%	30%	32%

Total Return	(1.59	)%(4)	3.21%	2.74%	6.70%	0.04%	(0.41)%

Net assets, end of period (000’s omitted)	$1,212,122		$1,367,072	$1,490,482	$1,633,327	$1,479,688	$1,859,065

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Includes dividend expense on securities sold short of 0.01% of average daily net assets for the six months ended April 30, 2020.

(4)	Not annualized.

47	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2020, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 93.6% and 6.4%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at April 30, 2020 were $1,941,492 or 0.2% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward volatility agreements are valued by a third party pricing service using techniques that consider factors including the volatility of the underlying instrument and the period of time until expiration. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of volatility swaps, the pricing service valuations are based on the value of the underlying index or instrument, reference interest rate and volatility surface, as applicable. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

48

Global Opportunities Portfolio

April 30, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as

49

Global Opportunities Portfolio

April 30, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

J  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

L  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

M  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.

50

Global Opportunities Portfolio

April 30, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

P  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Q  Volatility Swaps — Volatility swaps involve the exchange of cash flows between two parties based on the measured volatility of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike payment for the “floating rate” or realized price volatility on the underlying asset with respect to the notional amount. At inception, the strike is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the underlying asset and the strike multiplied by the notional amount. Changes in the value of the swap are recorded as unrealized gains and losses. Gains or losses are realized upon the termination of the contract. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying asset. Risk of loss is dependent on the volatility of the underlying instrument.

R  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

S  Forward Volatility Agreements — Forward volatility agreements are transactions in which two parties agree to the purchase or sale of a swaption straddle (i.e., a receiver swaption and a payer swaption with the same expiration date) on an underlying floating-rate versus a fixed rate reference entity.

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Global Opportunities Portfolio

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Notes to Consolidated Financial Statements (Unaudited) — continued

The fixed rate shall equal the prevailing at-the-money forward rate of the benchmark swap at determination date. Changes in the value of the agreement are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying reference entity.

T  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

U  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

V  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2020, the Portfolio’s investment adviser fee amounted to $4,011,090 or 0.598% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans and securities sold short, for the six months ended April 30, 2020 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$272,308,043	$364,603,916

U.S. Government and Agency Securities	173,819,773	195,075,641

	$446,127,816	$559,679,557

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Global Opportunities Portfolio

April 30, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at April 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,524,934,375

Gross unrealized appreciation	$39,497,987

Gross unrealized depreciation	(222,787,390)

Net unrealized depreciation	$(183,289,403)

5  Restricted Securities

At April 30, 2020, the Portfolio owned the following securities (representing 1.8% of net assets) which were restricted as to resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Reinsurance Side Cars

Altair V Reinsurance	12/22/16	1,932	$1,931,845	$19,318

Altair VI Reinsurance	12/29/17	1,000	2,670,333	212,500

Blue Lotus Re, Ltd.	12/20/17	242	—	374,999

Mt. Logan Re, Ltd., Series 13, Preference Shares	1/2/18	10,000	7,231,214	7,784,433

Mt. Logan Re, Ltd., Special Investment Series 13, 12/18	1/22/19	2,000	1,446,242	797,402

Mt. Logan Re, Ltd., Special Investment Series 13, 12/19	1/17/20	1,829	1,322,544	1,829,390

Sussex Capital, Ltd., Designated Investment Series 5, 5/19	5/31/19	249	212,150	184,296

Sussex Capital, Ltd., Designated Investment Series 5, 12/19	1/17/20	791	673,953	748,303

Sussex Capital, Ltd., Series 5 Preference Shares	12/17/18	6,000	5,113,897	5,599,707

Sussex Re, Ltd., Series 2020A	1/21/20	4,082	3,728,940	4,139,086

Versutus Re, Ltd.	12/17/18	4,000	271,060	372,831

Total Restricted Securities			$24,602,178	$22,062,265

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, swaptions, forward foreign currency exchange contracts, futures contracts, forward volatility agreements and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2020 is included in the Consolidated Portfolio of Investments. At April 30, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: During the six months ended April 30, 2020, the Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

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Global Opportunities Portfolio

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Notes to Consolidated Financial Statements (Unaudited) — continued

Equity Price Risk: During the six months ended April 30, 2020, the Portfolio entered into equity index options, total return swaps and volatility swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, cross-currency swaps, total return swaps, options contracts and forward volatility agreements to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $10,051,089. At April 30, 2020, there were no assets pledged by the Portfolio for such liability.

The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2020. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2020 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit		Equity Price	Foreign Exchange		Interest Rate		Total

Unaffiliated investments, at value	$—		$—	$23		$4,659,561		$4,659,584

Not applicable	10,412,770	*	—	11,496,577	*	59,578,797	*	81,488,144

Receivable for open forward foreign currency exchange contracts	—		—	9,312,500		—		9,312,500

Receivable for open swap contracts	—		4,118,705	—		2,747,694		6,866,399

Receivable for open forward volatility agreements	—		—	—		2,376,901		2,376,901

Total Asset Derivatives	$10,412,770		$4,118,705	$20,809,100		$69,362,953		$104,703,528

Derivatives not subject to master netting or similar agreements	$10,412,770		$—	$11,496,577		$59,578,797		$81,488,144

Total Asset Derivatives subject to master netting or similar agreements	$—		$4,118,705	$9,312,523		$9,784,156		$23,215,384

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Global Opportunities Portfolio

April 30, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Not applicable	$—	$—	$(18,227,926)*	$(49,131,412)*	$(67,359,338)

Payable for open forward foreign currency exchange contracts	—	—	(4,228,457)	—	(4,228,457)

Payable for open swap contracts	—	(4,217,089)	—	(1,605,543)	(5,822,632)

Total Liability Derivatives	$—	$(4,217,089)	$(22,456,383)	$(50,736,955)	$(77,410,427)

Derivatives not subject to master netting or similar agreements	$—	$—	$(18,227,926)	$(49,131,412)	$(67,359,338)

Total Liability Derivatives subject to master netting or similar agreements	$—	$(4,217,089)	$(4,228,457)	$(1,605,543)	$(10,051,089)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2020.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$2,378,317	$(1,610,179)	$(768,138)	$—	$—	$—

BNP Paribas	2,245,476	(1,253,059)	—	(992,417)	—	1,160,000

Citibank, N.A.	5,966,680	(4,428,258)	—	(1,330,000)	208,422	1,330,000

Goldman Sachs International	1,787,089	(726,855)	—	(1,040,000)	20,234	1,040,000

HSBC Bank USA, N.A.	9,402	—	—	—	9,402	—

JPMorgan Chase Bank, N.A.	353,471	(149,622)	—	(203,849)	—	290,000

Morgan Stanley & Co. International PLC	4,501,511	—	—	(2,289,000)	2,212,511	2,289,000

Standard Chartered Bank	5,761,859	(1,690,656)	—	—	4,071,203	—

The Toronto-Dominion Bank	158,050	—	—	(158,050)	—	310,000

UBS AG	53,529	(53,529)	—	—	—	—

	$23,215,384	$(9,912,158)	$(768,138)	$(6,013,316)	$6,521,772	$6,419,000

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Global Opportunities Portfolio

April 30, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(1,610,179)	$1,610,179	$—	$—	$—	$—

BNP Paribas	(1,253,059)	1,253,059	—	—	—	—

Citibank, N.A.	(4,428,258)	4,428,258	—	—	—	—

Credit Agricole Corporate and Investment Bank	(108,227)	—	—	—	(108,227)	—

Goldman Sachs International	(726,855)	726,855	—	—	—	—

JPMorgan Chase Bank, N.A.	(149,622)	149,622	—	—	—	—

Standard Chartered Bank	(1,690,656)	1,690,656	—	—	—	—

State Street Bank and Trust Company	(14,129)	—	—	—	(14,129)	—

UBS AG	(70,104)	53,529	—	—	(16,575)	—

	$(10,051,089)	$9,912,158	$—	$—	$(138,931)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$6,419,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2020 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Net realized gain (loss) —

Investment transactions	$—	$—	$(9,455)	$(761,176)	$3,230,100	$2,459,469

Written options	—	—	—	158,824	—	158,824

Futures contracts	(591,577)	—	—	—	4,401,914	3,810,337

Swap contracts	—	18,175,629	—	—	4,810,021	22,985,650

Forward foreign currency exchange contracts	—	—	—	9,038,990	—	9,038,990

Total	$(591,577)	$18,175,629	$(9,455)	$8,436,638	$12,442,035	$38,453,270

Change in unrealized appreciation (depreciation) —

Investments	$—	$—	$530,658	$395,558	$(21,044)	$905,172

Written options	—	—	—	(141,324)	—	(141,324)

Futures contracts	(707,800)	—	—	—	3,518,825	2,811,025

Swap contracts	—	(161,717)	(98,384)	—	6,362,143	6,102,042

Forward volatility agreements	—	—	—	—	2,289,784	2,289,784

Forward foreign currency exchange contracts	—	—	—	1,058,621	—	1,058,621

Total	$(707,800)	$(161,717)	$432,274	$1,312,855	$12,149,708	$13,025,320

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Global Opportunities Portfolio

April 30, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2020, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Forward Volatility Agreements

$57,937,000	$57,839,000	$1,375,654,000	$35,000,000

Purchased Swaptions	Purchased Call Options	Swap Contracts

$88,429,000	$450,000,000	$2,239,475,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and average number of purchased options contracts and written options contracts outstanding during the six months ended April 30, 2020, which are indicative of the volume of these derivative types, were approximately $18,000,000, 4,433 contracts and 1,600 contracts, respectively.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2020.

8  Overdraft Advances

Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Portfolio’s assets to the extent of any overdraft. At April 30, 2020, the Portfolio had a payment due to SSBT pursuant to the foregoing arrangement of $170,951,550. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at April 30, 2020. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2020. The Portfolio’s average overdraft advances during the six months ended April 30, 2020 were not significant.

9  Investments in Affiliated Funds

At April 30, 2020, the value of the Portfolio’s investment in affiliated funds was $354,279,688, which represents 29.2% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$132,568,586	$777,939,097	$(556,118,128)	$(135,002)	$25,135	$354,279,688	$764,339	354,279,688

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Global Opportunities Portfolio

April 30, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Collateralized Mortgage Obligations	$—	$314,341,081	$—	$314,341,081

Mortgage Pass-Throughs	—	5,281,929	—	5,281,929

Commercial Mortgage-Backed Securities	—	16,787,634	—	16,787,634

Asset-Backed Securities	—	148,776,742	—	148,776,742

U.S. Government Guaranteed Small Business Administration Loans	—	43,971,326	—	43,971,326

Sovereign Loans	—	824,639	—	824,639

Foreign Government Bonds	—	232,637,775	—	232,637,775

Foreign Corporate Bonds	—	59,265,519	—	59,265,519

Corporate Bonds & Notes	—	335,000	—	335,000

Common Stocks	—	2,897,837 *	—	2,897,837

Closed-End Funds	14,286,936	—	—	14,286,936

Exchange-Traded Funds	48,912,695	—	—	48,912,695

Reinsurance Side Cars	—	—	33,680,286	33,680,286

U.S. Treasury Obligations	—	40,191,171	—	40,191,171

Short-Term Investments —

U.S. Treasury Obligations	—	6,999,660	—	6,999,660

Other	—	354,279,688	—	354,279,688

Purchased Currency Options	—	23	—	23

Purchased Interest Rate Swaptions	—	3,970,804	—	3,970,804

Purchased Call Options	—	688,757	—	688,757

Total Investments	$63,199,631	$1,231,249,585	$33,680,286	$1,328,129,502

Forward Foreign Currency Exchange Contracts	$—	$20,809,077	$—	$20,809,077

Forward Volatility Agreements	—	2,376,901	—	2,376,901

Futures Contracts	3,992,208	—	—	3,992,208

Swap Contracts	—	72,865,758	—	72,865,758

Total	$67,191,839	$1,327,301,321	$33,680,286	$1,428,173,446

Liability Description

Securities Sold Short	$—	$(5,335,205)	$—	$(5,335,205)

Forward Foreign Currency Exchange Contracts	—	(22,456,383)	—	(22,456,383)

Swap Contracts	—	(54,954,044)	—	(54,954,044)

Total	$—	$(82,745,632)	$—	$(82,745,632)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

58

Global Opportunities Portfolio

April 30, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Senior Floating- Rate Loans	Investments in Reinsurance Side Cars	Total

Balance as of October 31, 2019	$1,561,925	$40,437,548	$41,999,473

Realized gains (losses)	(28,391)	—	(28,391)

Change in net unrealized appreciation (depreciation)	24,124	(575,840)	(551,716)

Cost of purchases	—	15,837,587	15,837,587

Proceeds from sales, including return of capital	(1,557,658)	(22,019,009)	(23,576,667)

Accrued discount (premium)	—	—	—

Transfers to Level 3	—	—	—

Transfers from Level 3	—	—	—

Balance as of April 30, 2020	$—	$33,680,286	$33,680,286

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2020	$—	$1,456,844	$1,456,844

The Portfolio’s investments in Level 3 securities were primarily valued on the basis of broker quotations.

11  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign issuers, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Portfolio’s investments.

59

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

60

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Short Duration Strategic Income Fund (the “Fund”) and Eaton Vance Management (“EVM”) as well as the investment advisory agreement between Global Opportunities Portfolio (the “Portfolio”), one of the underlying Funds (as defined below) in which the Fund is authorized to invest, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser. EVM allocates the assets of the Fund among the Portfolio and other funds in the Eaton Vance fund complex (the “underlying Funds”) and is also authorized to invest directly in securities or other instruments.

61

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio, including recent changes to such personnel. The Board considered the abilities and experience of each Adviser’s investment professionals in analyzing factors relevant to investment in a broad range of income securities. In regard to the Portfolio, the Board considered BMR’s expertise with respect to global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. In approving the advisory agreements, the Board noted that EVM would be responsible for periodic rebalancing of assets among the Portfolio and the underlying Funds and, potentially, for investing in other securities or instruments, but would not receive a separate fee from the Fund for the rebalancing. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.

The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio or in the underlying Funds, for which it receives no separate fee but for which the adviser receives an advisory fee from the Portfolio or the underlying Funds. The Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market EVM believes may not be represented or underrepresented by the Portfolio or the underlying Funds; to hedge certain exposures; and/or to otherwise manage the exposures of the Fund.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board also considered the performance of the underlying Portfolio and the underlying Funds. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund directly or indirectly through its pro rata share of the expenses of the Portfolio and the underlying Funds for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by EVM to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services EVM provides to the Fund as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to EVM as between the Fund and other types of clients. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.

62

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund, the Portfolio and the underlying Funds, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund, the Portfolio and the underlying Funds and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. The Board noted the structure of the advisory fee, which includes breakpoints at several asset levels for assets directly held by the Fund and includes no separate advisory fee for assets invested in the Portfolio or the underlying Funds. The Board noted that for assets invested in the Portfolio and the underlying Funds, the Fund will automatically receive the benefits of such breakpoints as have been established for the Portfolio and the underlying Funds based on their total assets. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

63

Eaton Vance

Short Duration Strategic Income Fund

April 30, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

64

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

65

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Investment Adviser of Emerging Markets Local Income Portfolio, Global Macro Absolute Return Advantage Portfolio, Global Opportunities Portfolio and Senior Debt Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Short Duration Strategic Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7688    4.30.20

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

Semiannual Report

April 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2020

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2020

Performance1,2

Portfolio Managers Lewis R. Piantedosi and John H. Croft, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	03/04/2002	03/04/2002	–7.19%	–4.93%	5.87%	8.29%
Class A with 5.75% Maximum Sales Charge	—	—	–12.50	–10.39	4.63	7.65
Class C at NAV	03/04/2002	03/04/2002	–7.51	–5.64	5.09	7.49
Class C with 1% Maximum Sales Charge	—	—	–8.42	–6.57	5.09	7.49
Class I at NAV	09/11/2015	03/04/2002	–7.06	–4.68	6.11	8.41

Russell 3000® Index	—	—	–4.33%	–1.04%	8.32%	11.28%

MSCI EAFE Index	—	—	–14.21	–11.34	–0.17	3.55

ICE BofA Fixed Rate Preferred Securities Index	—	—	–1.86	3.80	5.14	6.54

Blended Index	—	—	–5.05	–1.52	7.23	10.11

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A After Taxes on Distributions		03/04/2002	03/04/2002	–10.72%	3.96%	6.96%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	–5.74	3.62	6.28
Class C After Taxes on Distributions		03/04/2002	03/04/2002	–6.81	4.55	6.89
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	–3.58	4.03	6.16
Class I After Taxes on Distributions		09/11/2015	03/04/2002	–5.07	5.39	7.62
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	–2.27	4.85	6.87

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				1.34%	2.09%	1.09%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2020

Fund Profile4

Portfolio Allocation (% of total investments)

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2020

Endnotes and Additional Disclosures

[1]

Russell 3000® Index is an unmanaged index of the 3,000 largest U.S. stocks. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. ICE BofA Fixed Rate Preferred Securities Index is an unmanaged index of fixed-rate, preferred securities issued in the U.S. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. The Blended Index consists of 80% Russell 3000® Index, 10% MSCI EAFE Index and 10% ICE BofA Fixed Rate Preferred Securities Index, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class I is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Fund primarily invests in one or more affiliated investment companies (Portfolios) and may also invest directly. Unless otherwise noted, references to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio or Fund in which it invests. Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective January 1, 2020, the ICE BofAML indices were rebranded as ICE BofA indices.

4

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 – April 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/19)	Ending Account Value (4/30/20)	Expenses Paid During Period (11/1/19 – 4/30/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$928.10	$6.23	1.30%
Class C	$1,000.00	$924.90	$9.81	2.05%
Class I	$1,000.00	$929.40	$5.04	1.05%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.40	$6.52	1.30%
Class C	$1,000.00	$1,014.70	$10.27	2.05%
Class I	$1,000.00	$1,019.60	$5.27	1.05%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2019. The Example reflects the expenses of both the Fund and the Portfolios.

5

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2020

Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios — 92.7%
Description		Value

Tax-Managed Growth Portfolio (identified cost, $75,009,936)		$161,819,238

Tax-Managed International Equity Portfolio (identified cost, $31,307,844)		28,439,327

Tax-Managed Multi-Cap Growth Portfolio (identified cost, $31,848,998)		71,291,117

Tax-Managed Small-Cap Portfolio (identified cost, $47,438,509)		49,043,263

Tax-Managed Value Portfolio (identified cost, $87,356,485)		125,395,326

Total Investments in Affiliated Portfolios (identified cost $272,961,772)		$435,988,271

Preferred Stocks — 1.7%
Security	Shares	Value

Banks — 0.5%

Texas Capital Bancshares, Inc., 6.50%	17,338	$422,007

Wells Fargo & Co., Series L, 7.50% (Convertible)	1,194	1,670,215

Wells Fargo & Co., Series Q, 5.85% to 9/15/23(1)	8,820	223,058

		$2,315,280

Electric Utilities — 0.3%

Duke Energy Corp., Series A, 5.75%	27,000	$744,930

SCE Trust III, Series H, 5.75% to 3/15/24(1)	37,000	888,000

		$1,632,930

Equity Real Estate Investment Trusts (REITs) — 0.2%

SITE Centers Corp., Series A, 6.375%	19,000	$378,670

SITE Centers Corp., Series K, 6.25%	6,000	120,420

Vornado Realty Trust, Series K, 5.70%	20,000	492,000

		$991,090

Independent Power and Renewable Electricity Producers — 0.1%

Algonquin Power & Utilities Corp., Series 19-A, 6.20% to 7/1/24(1)	9,950	$271,958

		$271,958

Insurance — 0.1%

American Equity Investment Life Holding Co., Series A, 5.95% to 12/1/24(1)	18,900	$439,047

		$439,047

Security	Shares	Value

Oil, Gas & Consumable Fuels — 0.2%

NuStar Energy, L.P., Series B, 7.625% to 6/15/22(1)	59,850	$963,585

		$963,585

Pipelines — 0.1%

Energy Transfer Operating, L.P., Series C, 7.375% to 5/15/23(1)	15,000	$314,400

Energy Transfer Operating, L.P., Series E, 7.60% to 5/15/24(1)	8,960	189,504

		$503,904

Real Estate Management & Development — 0.2%

Brookfield Property Partners, L.P., Series A, 5.75%	2,121	$42,420

Brookfield Property Partners, L.P., Series A, 6.50%	14,575	312,634

Brookfield Property Partners, L.P., Series A2, 6.375%	19,390	416,303

		$771,357

Total Preferred Stocks (identified cost $8,558,436)		$7,889,151

Debt Obligations — 4.2%(2)
Security	Principal Amount (000’s omitted)	Value

Automobiles — 0.0%(3)

General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(1)(4)	$195	$155,243

		$155,243

Banks — 2.4%

Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(1)(4)	$900	$790,483

Barclays PLC, 7.75% to 9/15/23(1)(4)	790	762,899

Citigroup, Inc., 5.95% to 1/30/23(1)(4)	330	328,621

Citigroup, Inc., Series M, 6.30% to 5/15/24(1)(4)	940	928,903

Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(1)(4)(5)	473	429,042

Fifth Third Bancorp, Series H, 5.10% to 6/30/23(1)(4)	1,220	1,086,648

HSBC Holdings PLC, 6.375% to 9/17/24(1)(4)	850	828,278

JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(1)(4)	2,075	2,128,317

KeyCorp, Series D, 5.00% to 9/15/26(1)(4)	975	897,814

Lloyds Banking Group PLC, 7.50% to 6/27/24(1)(4)	600	590,670

Nordea Bank Abp, 6.125% to 9/23/24(1)(4)(5)	545	530,119

PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(1)(4)	485	493,689

Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(1)(4)	778	812,777

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Banks (continued)

Societe Generale SA, 6.75% to 4/6/28(1)(4)(5)	$645	$605,619

		$11,213,879

Capital Markets — 0.6%

AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(1)	$425	$285,579

Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(1)(4)	952	928,690

Charles Schwab Corp. (The), Series G, 5.375% to 6/1/25(1)(4)	434	451,360

UBS Group AG, 6.875% to 8/7/25(1)(4)(6)	1,000	1,039,199

		$2,704,828

Diversified Financial Services — 0.1%

Discover Financial Services, Series C, 5.50% to 10/30/27(1)(4)	$640	$541,879

		$541,879

Electric Utilities — 0.2%

Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(1)	$450	$476,438

Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(1)	366	368,555

		$844,993

Food Products — 0.2%

Land O’ Lakes, Inc., 8.00%(4)(5)	$1,324	$1,244,560

		$1,244,560

Gas Utilities — 0.1%

NiSource, Inc., 5.65% to 6/15/23(1)(4)	$645	$593,716

		$593,716

Multi-Utilities — 0.2%

Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(1)(4)	$900	$821,876

		$821,876

Oil, Gas & Consumable Fuels — 0.3%

DCP Midstream, L.P., Series A, 7.375% to 12/15/22(1)(4)	$925	$355,426

EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(1)(4)	1,422	405,270

Odebrecht Oil & Gas Finance, Ltd., 0.00%(4)(5)	550	6,054

Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(1)(4)	1,050	705,679

		$1,472,429

Security	Principal Amount (000’s omitted)	Value

Pipelines — 0.1%

Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(1)(4)	$526	$369,118

		$369,118

Total Debt Obligations (identified cost $22,998,062)		$19,962,521

Exchange-Traded Funds — 1.5%
Security	Shares	Value

Equity Funds — 1.5%

iShares Preferred & Income Securities ETF	204,586	$7,088,905

Total Exchange-Traded Funds (identified cost $8,031,553)		$7,088,905

Total Investments — 100.1% (identified cost $312,549,823)		$470,928,848

Other Assets, Less Liabilities — (0.1)%		$(634,928)

Net Assets — 100.0%		$470,293,920

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security converts to variable rate after the indicated fixed-rate coupon period.

(2)	Debt obligations are hybrid instruments, as determined by the investment adviser. These instruments have characteristics of both equity and debt.

(3)	Amount is less than 0.05%.

(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $2,815,394 or 0.6% of the Fund’s net assets.

(6)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities is $1,039,199 or 0.2% of the Fund’s net assets.

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Affiliated investments, at value (identified cost, $272,961,772)	$435,988,271

Unaffiliated investments, at value (identified cost, $39,588,051)	34,940,577

Interest and dividends receivable	357,059

Receivable for investments sold	727,594

Receivable for Fund shares sold	360,536

Total assets	$472,374,037

Liabilities

Payable for investments purchased	$448,170

Payable for Fund shares redeemed	1,259,288

Payable to affiliates:

Investment adviser fee	86,446

Administration fee	54,309

Distribution and service fees	101,435

Trustees’ fees	42

Accrued expenses	130,427

Total liabilities	$2,080,117

Net Assets	$470,293,920

Sources of Net Assets

Paid-in capital	$234,524,716

Distributable earnings	235,769,204

Total	$470,293,920

Class A Shares

Net Assets	$337,663,510

Shares Outstanding	16,565,763

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$20.38

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$21.62

Class C Shares

Net Assets	$46,912,001

Shares Outstanding	2,482,596

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$18.90

Class I Shares

Net Assets	$85,718,409

Shares Outstanding	4,212,453

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$20.35

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Dividend income	$481,381

Dividend income allocated from affiliated Portfolios (net of foreign taxes, $83,791)	4,196,087

Interest income	771,104

Securities lending income allocated from affiliated Portfolios, net	7,882

Expenses allocated from affiliated Portfolios	(1,419,247)

Total investment income	$4,037,207

Expenses

Investment adviser fee	$609,992

Administration fee	384,899

Distribution and service fees

Class A	456,701

Class C	264,852

Trustees’ fees and expenses	250

Custodian fee	18,843

Transfer and dividend disbursing agent fees	153,008

Legal and accounting services	34,206

Printing and postage	14,666

Registration fees	39,265

Miscellaneous	7,008

Total expenses	$1,983,690

Net investment income	$2,053,517

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(1,205,812)

Net realized gain (loss) allocated from affiliated Portfolios —

Investment transactions	3,450,164 (1)

Foreign currency transactions	(4,992)

Net realized gain	$2,239,360

Change in unrealized appreciation (depreciation) —

Unaffiliated investments	$(4,423,930)

Change in unrealized appreciation (depreciation) allocated from affiliated Portfolios —

Investments	(39,697,440)

Foreign currency	1,488

Net change in unrealized appreciation (depreciation)	$(44,119,882)

Net realized and unrealized loss	$(41,880,522)

Net decrease in net assets from operations	$(39,827,005)

(1)	Includes $6,493,749 of net realized gains from redemptions in-kind.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$2,053,517	$4,192,073

Net realized gain	2,239,360 (1)	17,080,088 (2)

Net change in unrealized appreciation (depreciation)	(44,119,882)	33,789,463

Net increase (decrease) in net assets from operations	$(39,827,005)	$55,061,624

Distributions to shareholders —

Class A	$(7,227,583)	$(5,210,972)

Class B	—	(10,671)

Class C	(745,511)	(1,812,999)

Class I	(2,133,731)	(1,463,256)

Total distributions to shareholders	$(10,106,825)	$(8,497,898)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$10,608,934	$18,751,039

Class C	4,042,979	7,250,163

Class I	19,120,352	25,150,351

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	6,681,661	4,742,464

Class B	—	10,621

Class C	687,654	1,744,174

Class I	1,991,043	1,344,139

Cost of shares redeemed

Class A	(29,032,425)	(39,208,993)

Class B	—	(33,234)

Class C	(5,475,355)	(16,471,056)

Class I	(14,680,920)	(9,720,692)

Net asset value of shares converted(3)

Class A	4,439,172	86,447,434

Class B	—	(958,970)

Class C	(4,439,172)	(85,488,464)

Net decrease in net assets from Fund share transactions	$(6,056,077)	$(6,441,024)

Net increase (decrease) in net assets	$(55,989,907)	$40,122,702

Net Assets

At beginning of period	$526,283,827	$486,161,125

At end of period	$470,293,920	$526,283,827

(1)	Includes $6,493,749 of net realized gains from redemptions in-kind.

(2)	Includes $9,768,908 of net realized gains from redemptions in-kind.

(3)	Includes the conversion of Class B to Class A shares at the close of business on October 15, 2019, upon the termination of Class B.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2020

Financial Highlights

	Class A

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$22.370		$20.450	$19.970	$16.770	$17.630	$18.060

Income (Loss) From Operations

Net investment income(1)	$0.090		$0.193	$0.160	$0.186	$0.193	$0.125

Net realized and unrealized gain (loss)	(1.646)		2.122	0.951	3.207	(0.017)	0.456

Total income (loss) from operations	$(1.556)		$2.315	$1.111	$3.393	$0.176	$0.581

Less Distributions

From net investment income	$(0.154)		$(0.163)	$(0.171)	$(0.162)	$(0.123)	$(0.104)

From net realized gain	(0.280)		(0.232)	(0.460)	(0.031)	(0.913)	(0.907)

Total distributions	$(0.434)		$(0.395)	$(0.631)	$(0.193)	$(1.036)	$(1.011)

Net asset value — End of period	$20.380		$22.370	$20.450	$19.970	$16.770	$17.630

Total Return(2)	(7.19	)%(3)	11.75%	5.60%	20.39%	1.09%	3.29	%(4)

Ratios/Supplemental Data

Nets assets, end of period (000’s omitted)	$337,664		$379,547	$272,567	$265,204	$227,186	$264,329

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	1.30	%(7)	1.33%	1.31%	1.31%	1.32%	1.33%

Net investment income	0.83	%(7)	0.91%	0.77%	1.01%	1.17%	0.71%

Portfolio Turnover of the Fund(8)	3	%(3)	7%	6%	10%	6%	24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

During the year ended October 31, 2015, the investment adviser reimbursed the Fund for a net loss realized on the disposal of investments which did not meet the Fund’s investment guidelines and which amounted to $0.027 per share. Had the Fund not received the reimbursement, total return would have been lower by 0.18%.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2020

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$20.700		$18.930	$18.520	$15.570	$16.430	$16.900

Income (Loss) From Operations

Net investment income (loss)(1)	$0.009		$0.043	$0.005	$0.047	$0.064	$(0.006)

Net realized and unrealized gain (loss)	(1.529)		1.965	0.892	2.978	(0.009)	0.421

Total income (loss) from operations	$(1.520)		$2.008	$0.897	$3.025	$0.055	$0.415

Less Distributions

From net investment income	$—		$(0.006)	$(0.027)	$(0.044)	$(0.002)	$—

From net realized gain	(0.280)		(0.232)	(0.460)	(0.031)	(0.913)	(0.885)

Total distributions	$(0.280)		$(0.238)	$(0.487)	$(0.075)	$(0.915)	$(0.885)

Net asset value — End of period	$18.900		$20.700	$18.930	$18.520	$15.570	$16.430

Total Return(2)	(7.51	)%(3)	10.88%	4.86%	19.49%	0.32%	2.55	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$46,912		$56,979	$147,004	$163,689	$162,450	$173,279

Ratios (as a percentage of average daily net assets):(5)

Expenses(6)	2.05	%(7)	2.08%	2.06%	2.06%	2.07%	2.08%

Net investment income (loss)	0.08	%(7)	0.23%	0.03%	0.27%	0.42%	(0.04)%

Portfolio Turnover of the Fund(8)	3	%(3)	7%	6%	10%	6%	24%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

During the year ended October 31, 2015, the investment adviser reimbursed the Fund for a net loss realized on the disposal of investments which did not meet the Fund’s investment guidelines and which amounted to $0.025 per share. Had the Fund not received the reimbursement, total return would have been lower by 0.19%.

(5)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(6)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(7)	Annualized.

(8)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

12	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2020

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,				Period Ended October 31, 2015(1)
			2019	2018	2017	2016

Net asset value — Beginning of period	$22.360		$20.450	$19.970	$16.760	$17.620	$16.890

Income (Loss) From Operations

Net investment income (loss)(2)	$0.117		$0.244	$0.207	$0.229	$0.226	$(0.009)

Net realized and unrealized gain (loss)	(1.639)		2.113	0.952	3.217	(0.004)	0.739

Total income (loss) from operations	$(1.522)		$2.357	$1.159	$3.446	$0.222	$0.730

Less Distributions

From net investment income	$(0.208)		$(0.215)	$(0.219)	$(0.205)	$(0.169)	$—

From net realized gain	(0.280)		(0.232)	(0.460)	(0.031)	(0.913)	—

Total distributions	$(0.488)		$(0.447)	$(0.679)	$(0.236)	$(1.082)	$—

Net asset value — End of period	$20.350		$22.360	$20.450	$19.970	$16.760	$17.620

Total Return(3)	(7.06	)%(4)	12.02%	5.85%	20.76%	1.36%	4.32	%(4)(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$85,718		$89,758	$65,649	$47,031	$24,467	$410

Ratios (as a percentage of average daily net assets):(6)

Expenses(7)	1.05	%(8)	1.08%	1.06%	1.06%	1.07%	1.06	%(8)

Net investment income (loss)	1.08	%(8)	1.16%	0.99%	1.23%	1.36%	(0.35	)%(8)

Portfolio Turnover of the Fund(9)	3	%(4)	7%	6%	10%	6%	24	%(10)

(1)	For the period from the commencement of operations, September 11, 2015, to October 31, 2015.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

During the year ended October 31, 2015, the investment adviser reimbursed the Fund for a net loss realized on the disposal of investments which did not meet the Fund’s investment guidelines and which amounted to $0.027 per share. Had the Fund not received the reimbursement, total return would have been lower by 0.18%.

(6)	Includes the Fund’s share of the Portfolios’ allocated expenses.

(7)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(8)	Annualized.

(9)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolios and purchases and sales of securities held directly by the Fund, if any.

(10)	For the Fund’s year ended October 31, 2015.

13	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is to achieve long-term, after-tax returns for its shareholders. The Fund currently pursues its objective by investing directly in securities and in interests in five tax-managed equity portfolios managed by Eaton Vance Management (EVM) or its affiliates (the Portfolios), which are Massachusetts business trusts. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Portfolios and the Fund’s proportionate interest in each of their net assets at April 30, 2020 were as follows: Tax-Managed Growth Portfolio (0.8%), Tax-Managed Value Portfolio (18.7%), Tax-Managed International Equity Portfolio (49.2%), Tax-Managed Multi-Cap Growth Portfolio (42.1%) and Tax-Managed Small-Cap Portfolio (33.6%). The performance of the Fund is directly affected by the performance of the Portfolios. A copy of each Portfolio’s financial statements is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The valuation policies common to the Portfolios are as follows:

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolios may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolios in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolios might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

In addition to investing in the Portfolios, the Fund may invest directly in securities. The valuation policies of the Fund are consistent with the valuation policies of the Portfolios. Additional valuation policies of the Fund are as follows:

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as

14

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

B  Income — The Fund’s net investment income or loss includes the Fund’s pro-rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund. Dividend income on direct investments is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution. Interest income on direct investments is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be required to recognize its pro-rata share of the capital gains taxes incurred by a Portfolio.

As of April 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

15

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at April 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$238,948,761

Gross unrealized appreciation	$234,454,983

Gross unrealized depreciation	(2,474,896)

Net unrealized appreciation	$231,980,087

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million, 0.70% on net assets of $500 million but less than $1 billion and at reduced rates on daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. The investment adviser fee payable by the Fund is reduced by the Fund’s allocable portion of the investment adviser fees paid by the Portfolios in which it invests. For the six months ended April 30, 2020, the Fund’s investment adviser fee totaled $1,917,159, of which $1,307,167 was allocated from the Portfolios and $609,992 was paid or accrued directly by the Fund. For the six months ended April 30, 2020, the Fund’s investment adviser fee, including the fees allocated from the Portfolios, was 0.75% (annualized) of the Fund’s average daily net assets. The administration fee is earned by EVM as compensation for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2020, the administration fee amounted to $384,899.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2020, EVM earned $41,773 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $27,488 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2020. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund and the Portfolios who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2020 amounted to $456,701 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2020, the Fund paid or accrued to EVD $198,639 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2020 amounted to $66,213 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2020, the Fund was informed that EVD received less than $100 and approximately $3,000 of CDSCs paid by Class A and Class C shareholders, respectively.

16

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

6  Investment Transactions

For the six months ended April 30, 2020, increases and decreases in the Fund’s investment in the Portfolios were as follows:

Portfolio	Contributions	Withdrawals

Tax-Managed Growth Portfolio	$3,939,816	$8,106,193

Tax-Managed Value Portfolio	3,552,578	7,351,334

Tax-Managed International Equity Portfolio	1,031,394	2,134,258

Tax-Managed Multi-Cap Growth Portfolio	1,547,091	3,201,387

Tax-Managed Small-Cap Portfolio	1,432,491	2,964,248

7  Purchases and Sales of Direct Investments

Purchases and sales of direct investments, other than short-term obligations, aggregated $4,511,430 and $8,571,891, respectively, for the six months ended April 30, 2020.

8  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	493,558	886,217

Issued to shareholders electing to receive payments of distributions in Fund shares	289,249	259,445

Redemptions	(1,390,431)	(1,873,884)

Converted from Class B shares	—	45,133

Converted from Class C shares	206,053	4,323,944

Net increase (decrease)	(401,571)	3,640,855

Class B		Year Ended October 31, 2019(1)

Sales		—

Issued to shareholders electing to receive payments of distributions in Fund shares		614

Redemptions		(1,681)

Converted to Class A shares		(47,919)

Net decrease		(48,986)

Class C	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	204,082	380,519

Issued to shareholders electing to receive payments of distributions in Fund shares	32,014	102,478

Redemptions	(284,337)	(861,999)

Converted to Class A shares	(222,162)	(4,635,573)

Net decrease	(270,403)	(5,014,575)

17

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	874,435	1,205,037

Issued to shareholders electing to receive payments of distributions in Fund shares	86,417	73,732

Redemptions	(763,430)	(474,283)

Net increase	197,422	804,486

(1)	At the close of business on October 15, 2019, Class B shares were converted into Class A and Class B was terminated.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Investments in Affiliated Portfolios	$435,988,271	$—	$—	$435,988,271

Preferred Stocks	7,617,193	271,958	—	7,889,151

Debt Obligations	—	19,962,521	—	19,962,521

Exchange-Traded Funds	7,088,905	—	—	7,088,905

Total Investments	$450,694,369	$20,234,479	$—	$470,928,848

10  Risks and Uncertainties

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund’s investments.

18

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process — Eaton Vance Funds

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

19

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Tax-Managed Equity Asset Allocation Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreements between each of Tax-Managed Growth Portfolio, Tax-Managed International Equity Portfolio, Tax-Managed Multi-Cap Growth Portfolio, Tax-Managed Small-Cap Portfolio and Tax-Managed Value Portfolio (the “Portfolios”), which are portfolios in which the Fund is authorized to invest, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolios, are each referred to herein as the “Adviser”), including their respective fee structures, is in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolios.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements for the Fund and the Portfolios, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolios by the applicable Adviser. BMR manages the Portfolios, while EVM allocates the assets of the Fund among the Portfolios.

20

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolios, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolios, including recent changes to such personnel, where relevant. The Board specifically noted that each Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered each Adviser’s experience managing funds that seek to maximize after-tax returns. In particular, the Board considered the abilities and experience of each Adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in preferred stocks. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolios, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolios, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolios.

The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and blended benchmark indexes for the three-year period. The Board also considered the performance of the underlying Portfolios. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolios and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolios and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolios, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolios and other investment advisory clients.

21

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolios, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolios increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolios to continue to benefit from any economies of scale in the future.

22

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

April 30, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7720    4.30.20

Eaton Vance

Tax-Managed Global Dividend Income Fund

Semiannual Report

April 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/fund documents), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2020

Eaton Vance

Tax-Managed Global Dividend Income Fund

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2020

Performance1,2

Portfolio Managers Christopher M. Dyer, CFA, of Eaton Vance Advisers International Ltd.; Michael A. Allison, CFA and John H. Croft, CFA, each of Eaton Vance Management

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	05/30/2003	05/30/2003	–8.21%	–5.86%	3.18%	6.19%
Class A with 5.75% Maximum Sales Charge	—	—	–13.51	–11.27	1.97	5.57

Class C at NAV	05/30/2003	05/30/2003	–8.59	–6.60	2.41	5.40
Class C with 1% Maximum Sales Charge	—	—	–9.49	–7.51	2.41	5.40

Class I at NAV	08/27/2007	05/30/2003	–8.16	–5.62	3.44	6.47

MSCI World Index	—	—	–7.29%	–4.00%	4.92%	7.67%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A After Taxes on Distributions		05/30/2003	05/30/2003	–11.89%	1.15%	4.70%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	–5.97	1.49	4.49

Class C After Taxes on Distributions		05/30/2003	05/30/2003	–8.02	1.76	4.69
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	–3.86	1.87	4.39

Class I After Taxes on Distributions		08/27/2007	05/30/2003	–6.32	2.56	5.54
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	–2.53	2.68	5.25

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				1.22%	1.97%	0.97%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2020

Fund Profile

Common Stock Sector Allocation (% of total investments)

Country Allocation (% of total investments)

Top 10 Holdings (% of total investments)4

Amazon.com, Inc.	3.0%

Alphabet, Inc., Class C	2.8

Microsoft Corp.	2.7

E.ON SE	1.9

Apple, Inc.	1.9

BASF SE	1.9

Sanofi	1.8

Swiss Re AG	1.8

Orkla ASA	1.8

Vivendi SA	1.8

Total	21.4%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2020

Endnotes and Additional Disclosures

[1]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

4

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 – April 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/19)	Ending Account Value (4/30/20)	Expenses Paid During Period* (11/1/19 – 4/30/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$917.90	$5.77	1.21%
Class C	$1,000.00	$914.10	$9.33	1.96%
Class I	$1,000.00	$918.40	$4.58	0.96%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$6.07	1.21%
Class C	$1,000.00	$1,015.10	$9.82	1.96%
Class I	$1,000.00	$1,020.10	$4.82	0.96%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2019.

5

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 97.8%
Security	Shares	Value

Auto Components — 0.3%

Nokian Renkaat Oyj	85,536	$1,817,240

		$1,817,240

Banks — 5.0%

Banco Bilbao Vizcaya Argentaria SA	2,163,453	$7,071,848

Banco Santander SA	921,072	2,058,031

CaixaBank SA	3,949,434	7,105,527

Canadian Imperial Bank of Commerce	46,887	2,778,289

Citigroup, Inc.	77,461	3,761,506

ING Groep NV	301,506	1,689,273

KeyCorp	176,675	2,058,264

		$26,522,738

Beverages — 1.1%

Coca-Cola Co. (The)	69,244	$3,177,607

Diageo PLC	86,041	2,962,378

		$6,139,985

Biotechnology — 0.6%

CSL, Ltd.	16,073	$3,203,787

		$3,203,787

Building Products — 1.1%

Assa Abloy AB, Class B	163,138	$2,920,485

Geberit AG	6,874	3,074,072

		$5,994,557

Capital Markets — 4.4%

Bank of New York Mellon Corp. (The)	79,636	$2,989,536

Credit Suisse Group AG(1)	367,066	3,351,546

Morgan Stanley	86,404	3,406,910

St. James’s Place PLC	591,842	6,302,039

Standard Life Aberdeen PLC	171,563	475,171

UBS Group AG(1)	668,899	7,162,232

		$23,687,434

Chemicals — 3.6%

Akzo Nobel NV	50,848	$3,858,845

BASF SE	192,739	9,863,701

Chr. Hansen Holding A/S	32,626	2,813,134

Sika AG	14,623	2,418,778

		$18,954,458

Security	Shares	Value

Construction & Engineering — 0.0%(2)

Abengoa SA, Class A(1)	74,946	$1,191

Abengoa SA, Class B(1)	774,970	5,756

		$6,947

Construction Materials — 0.5%

CRH PLC	87,250	$2,647,042

		$2,647,042

Consumer Finance — 1.4%

Capital One Financial Corp.	29,969	$1,940,792

Cembra Money Bank AG	40,026	3,805,185

OneMain Holdings, Inc.	69,123	1,673,468

		$7,419,445

Diversified Financial Services — 1.5%

Berkshire Hathaway, Inc., Class B(1)	23,927	$4,482,963

ORIX Corp.	288,214	3,391,555

		$7,874,518

Diversified Telecommunication Services — 5.0%

Elisa Oyj	42,807	$2,601,306

Koninklijke KPN NV	3,912,507	9,011,838

Proximus SADP	214,902	4,586,745

Sunrise Communications Group AG(3)	45,198	3,620,429

Swisscom AG	10,935	5,681,737

Telia Co. AB	386,798	1,344,882

		$26,846,937

Electric Utilities — 2.3%

Fortum Oyj	372,240	$6,168,071

Iberdrola SA	270,667	2,692,534

NextEra Energy, Inc.(4)	13,656	3,156,175

		$12,016,780

Electrical Equipment — 1.7%

ABB, Ltd.	42,331	$803,538

Melrose Industries PLC	2,128,301	2,660,169

Schneider Electric SE	62,721	5,796,194

		$9,259,901

Electronic Equipment, Instruments & Components — 2.2%

CDW Corp.	18,186	$2,015,009

Halma PLC	64,893	1,706,061

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)

Keyence Corp.	16,194	$5,781,453

Murata Manufacturing Co., Ltd.	35,891	2,022,349

		$11,524,872

Entertainment — 3.1%

Nintendo Co., Ltd.	6,043	$2,495,300

Vivendi SA	434,508	9,391,086

Walt Disney Co. (The)	42,779	4,626,549

		$16,512,935

Equity Real Estate Investment Trusts (REITs) — 1.1%

American Tower Corp.	13,534	$3,221,092

Equity Residential	23,323	1,517,394

Simon Property Group, Inc.	15,710	1,048,957

		$5,787,443

Food & Staples Retailing — 2.0%

Kesko Oyj, Class B	190,276	$3,100,376

Koninklijke Ahold Delhaize NV	303,562	7,370,587

		$10,470,963

Food Products — 3.9%

Mondelez International, Inc., Class A	89,667	$4,612,470

Nestle SA	62,114	6,578,495

Orkla ASA	1,040,208	9,396,071

		$20,587,036

Health Care Equipment & Supplies — 2.1%

Boston Scientific Corp.(1)	112,004	$4,197,910

Intuitive Surgical, Inc.(1)	8,822	4,506,983

Straumann Holding AG	3,626	2,758,760

		$11,463,653

Health Care Providers & Services — 0.7%

Anthem, Inc.	12,446	$3,493,966

		$3,493,966

Hotels, Restaurants & Leisure — 0.7%

Compass Group PLC	213,652	$3,595,209

		$3,595,209

Industrial Conglomerates — 1.0%

DCC PLC	72,869	$5,181,631

		$5,181,631

Security	Shares	Value

Insurance — 8.5%

AIA Group, Ltd.	421,804	$3,871,219

American International Group, Inc.	44,954	1,143,180

Aviva PLC	619,805	1,874,369

Baloise Holding AG	33,100	4,952,336

Helvetia Holding AG	52,426	4,778,918

Muenchener Rueckversicherungs-Gesellschaft AG	25,811	5,653,235

Progressive Corp. (The)	27,190	2,101,787

Swiss Life Holding AG	16,335	5,792,770

Swiss Re AG	132,678	9,641,219

Topdanmark A/S	28,974	1,169,602

Zurich Insurance Group AG	13,228	4,193,995

		$45,172,630

Interactive Media & Services — 4.7%

Alphabet, Inc., Class C(1)(4)	11,117	$14,993,053

Facebook, Inc., Class A(1)(4)	30,453	6,234,034

Tencent Holdings, Ltd.	67,856	3,567,151

		$24,794,238

Internet & Direct Marketing Retail — 3.0%

Amazon.com, Inc.(1)(4)	6,404	$15,843,496

		$15,843,496

IT Services — 2.0%

Amadeus IT Group SA	106,463	$5,081,740

Visa, Inc., Class A	31,541	5,637,007

		$10,718,747

Leisure Products — 0.5%

Yamaha Corp.	71,419	$2,882,847

		$2,882,847

Life Sciences Tools & Services — 0.5%

Lonza Group AG	6,043	$2,638,770

		$2,638,770

Machinery — 2.4%

Ingersoll Rand, Inc.(1)	99,455	$2,892,151

Sandvik AB	221,023	3,400,089

SMC Corp.	8,218	3,714,719

Stanley Black & Decker, Inc.	23,928	2,636,866

		$12,643,825

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Metals & Mining — 1.5%

Boliden AB	187,539	$3,780,298

Rio Tinto, Ltd.	77,946	4,393,126

		$8,173,424

Multi-Utilities — 2.3%

CMS Energy Corp.	36,857	$2,104,166

E.ON SE	1,028,803	10,305,795

		$12,409,961

Oil, Gas & Consumable Fuels — 3.8%

Chevron Corp.	48,821	$4,491,532

ConocoPhillips	100,664	4,237,954

EOG Resources, Inc.	55,106	2,618,086

Koninklijke Vopak NV	66,220	3,809,427

Phillips 66	68,157	4,987,048

		$20,144,047

Paper & Forest Products — 0.2%

UPM-Kymmene Oyj	32,591	$893,813

		$893,813

Personal Products — 0.9%

Unilever PLC	93,050	$4,791,347

		$4,791,347

Pharmaceuticals — 6.8%

Bayer AG	8,651	$568,971

Eli Lilly & Co.	26,465	4,092,548

Novartis AG	49,909	4,259,157

Novo Nordisk A/S, Class B	64,409	4,108,650

Orion Oyj, Class B	69,941	3,554,285

Roche Holding AG	13,535	4,687,134

Sanofi	98,922	9,662,081

Zoetis, Inc.	42,659	5,516,235

		$36,449,061

Professional Services — 2.8%

Adecco Group AG	201,322	$8,809,992

Recruit Holdings Co., Ltd.	121,932	3,556,901

Verisk Analytics, Inc.	17,765	2,715,025

		$15,081,918

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 2.4%

ASML Holding NV	16,676	$4,870,814

Infineon Technologies AG	188,637	3,506,936

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	78,670	4,179,737

		$12,557,487

Software — 3.6%

Dassault Systemes SE	18,611	$2,725,958

Intuit, Inc.	8,701	2,347,617

Microsoft Corp.(4)	79,758	14,293,431

		$19,367,006

Specialty Retail — 1.9%

Industria de Diseno Textil SA	94,017	$2,408,000

Lowe’s Cos., Inc.	46,284	4,848,249

TJX Cos., Inc. (The)	58,247	2,857,016

		$10,113,265

Technology Hardware, Storage & Peripherals — 1.9%

Apple, Inc.(4)	34,440	$10,118,472

		$10,118,472

Textiles, Apparel & Luxury Goods — 1.5%

adidas AG	15,709	$3,596,299

LVMH Moet Hennessy Louis Vuitton SE	11,843	4,578,415

		$8,174,714

Tobacco — 0.6%

Swedish Match AB	52,990	$3,274,593

		$3,274,593

Wireless Telecommunication Services — 0.7%

Tele2 AB, Class B	274,919	$3,544,974

		$3,544,974

Total Common Stocks (identified cost $479,888,453)		$520,798,112

Preferred Stocks — 0.2%
Security	Shares	Value

Food Products — 0.2%

Ocean Spray Cranberries, Inc., 6.25%(3)	11,860	$960,660

		$960,660

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels — 0.0%(2)

NuStar Energy, L.P., Series B, 7.625% to 6/15/22(5)	15,465	$248,987

		$248,987

Total Preferred Stocks (identified cost $1,265,286)		$1,209,647

Corporate Bonds & Notes — 1.2%
Security	Principal Amount (000’s omitted)	Value

Air Freight & Logistics — 0.0%(2)

Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/22 (Convertible)	$100	$93,438

		$93,438

Banks — 0.2%

Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(3)(5)(6)	$205	$220,033

Citigroup, Inc., Series M, 6.30% to 5/15/24(5)(6)	240	237,167

Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(3)(5)(6)	280	253,978

JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(5)(6)	237	243,090

		$954,268

Capital Markets — 0.1%

Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(5)(6)	$221	$215,589

Charles Schwab Corp. (The), Series G, 5.375% to 6/1/25(5)(6)	101	105,040

		$320,629

Diversified Financial Services — 0.8%

PPTT, 2006-A GS, Class A, 5.866%(3)(6)(7)	$4,541	$4,109,731

		$4,109,731

Electric Utilities — 0.0%(2)

Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(5)	$80	$84,700

		$84,700

Gas Utilities — 0.1%

NiSource, Inc., 5.65% to 6/15/23(5)(6)	$290	$266,942

		$266,942

Security	Principal Amount (000’s omitted)	Value

Oil, Gas & Consumable Fuels — 0.0%(2)

EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(5)(6)	$207	$58,995

Odebrecht Oil & Gas Finance, Ltd., 0.00%(3)(6)	2,008	22,085

Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(5)(6)	195	131,054

		$212,134

Pipelines — 0.0%(2)

Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(5)(6)	$180	$126,314

		$126,314

Total Corporate Bonds & Notes (identified cost $8,641,069)		$6,168,156

Short-Term Investments — 0.0%(2)
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.47%(8)	22,820	$22,820

Total Short-Term Investments (identified cost $22,817)		$22,820

Total Investments — 99.2% (identified cost $489,817,625)		$528,198,735

Other Assets, Less Liabilities — 0.8%		$4,107,321

Net Assets — 100.0%		$532,306,056

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $9,186,916 or 1.7% of the Fund’s net assets.

(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(5)	Security converts to variable rate after the indicated fixed-rate coupon period.

(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(7)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at April 30, 2020.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value

United States	34.0%	$179,670,309

Switzerland	16.9	89,009,063

United Kingdom	6.4	33,941,500

Germany	6.3	33,494,937

France	6.1	32,153,734

Netherlands	5.8	30,610,784

Spain	5.0	26,424,627

Japan	4.5	23,845,124

Sweden	3.5	18,265,321

Finland	3.4	18,135,091

Norway	1.8	9,396,071

Denmark	1.5	8,091,386

Belgium	0.9	4,586,745

Taiwan	0.8	4,179,737

Hong Kong	0.7	3,871,219

China	0.7	3,567,151

Australia	0.7	3,423,820

Canada	0.5	2,862,989

Ireland	0.5	2,647,042

Brazil	0.0 (1)	22,085

Total Investments	100.0%	$528,198,735

(1)	Amount is less than 0.05%.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures

E-mini S&P 500 Index	820	Long	6/19/20	$118,998,400	$9,413,670

Nikkei 225 Index	76	Long	6/11/20	14,099,014	410,881

STOXX Europe 600 Banks Index	(1,489)	Short	6/19/20	(7,301,947)	(473,977)

STOXX Europe 600 Index	(4,332)	Short	6/19/20	(80,061,872)	(5,296,924)

STOXX Europe 600 Insurance Index	(3,436)	Short	6/19/20	(43,772,067)	(1,545,625)

					$2,508,025

Abbreviations:

ADR	–	American Depositary Receipt

PPTT	–	Preferred Pass-Through Trust

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Unaffiliated investments, at value (identified cost, $489,794,808)	$528,175,915

Affiliated investment, at value (identified cost, $22,817)	22,820

Foreign currency, at value (identified cost, $388,677)	388,522

Dividends and interest receivable	2,045,348

Dividends receivable from affiliated investment	720

Receivable for investments sold	14,333,424

Receivable for Fund shares sold	332,624

Receivable for variation margin on open financial futures contracts	1,983,525

Tax reclaims receivable	4,880,380

Total assets	$552,163,278

Liabilities

Demand note payable	$6,700,000

Payable for investments purchased	11,485,910

Payable for Fund shares redeemed	815,699

Payable to affiliates:

Investment adviser fee	271,278

Administration fee	62,667

Distribution and service fees	106,762

Trustees’ fees	2,827

Accrued expenses	412,079

Total liabilities	$19,857,222

Net Assets	$532,306,056

Sources of Net Assets

Paid-in capital	$532,621,678

Accumulated loss	(315,622)

Total	$532,306,056

Class A Shares

Net Assets	$331,214,334

Shares Outstanding	28,898,279

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$11.46

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$12.16

Class C Shares

Net Assets	$52,737,353

Shares Outstanding	4,613,139

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$11.43

Class I Shares

Net Assets	$148,354,369

Shares Outstanding	12,932,908

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$11.47

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

12	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Dividends (net of foreign taxes, $1,466,007)	$14,143,653

Dividends allocated from affiliated investment	9,026

Interest	242,049

Total investment income	$14,394,728

Expenses

Investment adviser fee	$1,967,816

Administration fee	457,446

Distribution and service fees

Class A	465,377

Class C	326,040

Trustees’ fees and expenses	16,696

Custodian fee	147,988

Transfer and dividend disbursing agent fees	163,441

Legal and accounting services	34,151

Printing and postage	32,977

Registration fees	36,966

Miscellaneous	73,973

Total expenses	$3,722,871

Net investment income	$10,671,857

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(16,989,819)

Investment transactions — affiliated investment	(4,919)

Financial futures contracts	4,710,443

Foreign currency transactions	(198,545)

Net realized loss	$(12,482,840)

Change in unrealized appreciation (depreciation) —

Investments	$(54,430,615)

Investments — affiliated investment	1

Financial futures contracts	2,508,025

Foreign currency	11,888

Net change in unrealized appreciation (depreciation)	$(51,910,701)

Net realized and unrealized loss	$(64,393,541)

Net decrease in net assets from operations	$(53,721,684)

13	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$10,671,857	$24,616,750

Net realized loss	(12,482,840)	(26,331,950)

Net change in unrealized appreciation (depreciation)	(51,910,701)	69,621,146

Net increase (decrease) in net assets from operations	$(53,721,684)	$67,905,946

Distributions to shareholders —

Class A	$(6,400,301)	$(12,625,723)

Class B	—	(37,602)

Class C	(868,316)	(3,013,189)

Class I	(3,173,230)	(6,707,555)

Total distributions to shareholders	$(10,441,847)	$(22,384,069)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$5,154,950	$18,697,774

Class B	—	650

Class C	994,338	4,946,896

Class I	16,536,782	24,495,111

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	5,505,338	10,815,082

Class B	—	35,650

Class C	730,607	2,644,602

Class I	2,670,968	5,468,443

Cost of shares redeemed

Class A	(32,864,010)	(70,807,266)

Class B	—	(856,222)

Class C	(6,938,597)	(31,292,892)

Class I	(28,937,355)	(46,936,799)

Net asset value of shares converted(1)

Class A	7,599,061	93,420,994

Class B	—	(1,641,239)

Class C	(7,599,061)	(91,779,755)

Net decrease in net assets from Fund share transactions	$(37,146,979)	$(82,788,971)

Net decrease in net assets	$(101,310,510)	$(37,267,094)

Net Assets

At beginning of period	$633,616,566	$670,883,660

At end of period	$532,306,056	$633,616,566

(1)	Includes the conversion of Class B to Class A shares at the close of business on October 15, 2019 upon the termination of Class B.

14	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2020

Financial Highlights

	Class A

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016		2015

Net asset value — Beginning of period	$12.730		$11.830	$12.520	$10.880	$11.510		$11.580

Income (Loss) From Operations

Net investment income(1)	$0.222		$0.494	$0.389	$0.419	$0.427	(2)	$0.387

Net realized and unrealized gain (loss)	(1.276)		0.838	(0.647)	1.653	(0.625)		(0.013)

Total income (loss) from operations	$(1.054)		$1.332	$(0.258)	$2.072	$(0.198)		$0.374

Less Distributions

From net investment income	$(0.216)		$(0.432)	$(0.432)	$(0.432)	$(0.432)		$(0.444)

Total distributions	$(0.216)		$(0.432)	$(0.432)	$(0.432)	$(0.432)		$(0.444)

Net asset value — End of period	$11.460		$12.730	$11.830	$12.520	$10.880		$11.510

Total Return(3)	(8.21	)%(4)	11.52%	(2.24)%	19.39%	(1.71)%		3.27%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$331,214		$383,956	$302,220	$347,080	$367,882		$443,367

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.21	%(6)	1.22%	1.18%	1.19%	1.18%		1.18%

Net investment income	3.54	%(6)	4.08%	3.07%	3.58%	3.88	%(2)	3.35%

Portfolio Turnover	80	%(4)	128%	136%	157%	134%		133%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.112 per share for the year ended October 31, 2016. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.86% for the year ended October 31, 2016.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

15	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2020

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016		2015

Net asset value — Beginning of period	$12.700		$11.800	$12.480	$10.860	$11.480		$11.550

Income (Loss) From Operations

Net investment income(1)	$0.164		$0.312	$0.295	$0.351	$0.342	(2)	$0.300

Net realized and unrealized gain (loss)	(1.266)		0.927	(0.639)	1.613	(0.613)		(0.012)

Total income (loss) from operations	$(1.102)		$1.239	$(0.344)	$1.964	$(0.271)		$0.288

Less Distributions

From net investment income	$(0.168)		$(0.339)	$(0.336)	$(0.344)	$(0.349)		$(0.358)

Total distributions	$(0.168)		$(0.339)	$(0.336)	$(0.344)	$(0.349)		$(0.358)

Net asset value — End of period	$11.430		$12.700	$11.800	$12.480	$10.860		$11.480

Total Return(3)	(8.59	)%(4)	10.70%	(2.90)%	18.35%	(2.36)%		2.51%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$52,737		$72,014	$184,009	$227,643	$256,000		$306,339

Ratios (as a percentage of average daily net assets):

Expenses(5)	1.96	%(6)	1.97%	1.93%	1.94%	1.93%		1.93%

Net investment income	2.61	%(6)	2.62%	2.33%	3.01%	3.12	%(2)	2.60%

Portfolio Turnover	80	%(4)	128%	136%	157%	134%		133%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.111 per share for the year ended October 31, 2016. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 2.10% for the year ended October 31, 2016.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

16	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2020

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016		2015

Net asset value — Beginning of period	$12.750		$11.850	$12.530	$10.890	$11.520		$11.590

Income (Loss) From Operations

Net investment income(1)	$0.235		$0.503	$0.419	$0.491	$0.452	(2)	$0.412

Net realized and unrealized gain (loss)	(1.283)		0.859	(0.635)	1.611	(0.622)		(0.009)

Total income (loss) from operations	$(1.048)		$1.362	$(0.216)	$2.102	$(0.170)		$0.403

Less Distributions

From net investment income	$(0.232)		$(0.462)	$(0.464)	$(0.462)	$(0.460)		$(0.473)

Total distributions	$(0.232)		$(0.462)	$(0.464)	$(0.462)	$(0.460)		$(0.473)

Net asset value — End of period	$11.470		$12.750	$11.850	$12.530	$10.890		$11.520

Total Return(3)	(8.16	)%(4)	11.78%	(1.91)%	19.67%	(1.47)%		3.52%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$148,354		$177,646	$182,260	$190,334	$117,382		$120,639

Ratios (as a percentage of average daily net assets):

Expenses(5)	0.96	%(6)	0.97%	0.93%	0.94%	0.93%		0.93%

Net investment income	3.74	%(6)	4.16%	3.30%	4.15%	4.10	%(2)	3.56%

Portfolio Turnover	80	%(4)	128%	136%	157%	134%		133%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.108 per share for the year ended October 31, 2016. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 3.12% for year ended October 31, 2016.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

17	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Global Dividend Income Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to achieve after-tax total return for its shareholders. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

18

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make monthly distributions of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset

19

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $25,820,923 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2019, $25,820,923 are short-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$495,225,236

Gross unrealized appreciation	$65,756,675

Gross unrealized depreciation	(30,275,151)

Net unrealized appreciation	$35,481,524

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million, 0.625% from $500 million up to $1 billion, and is payable monthly. On net assets of $1 billion and over, the annual fee is reduced. For the six months ended April 30, 2020, the Fund’s investment adviser fee amounted to $1,967,816 or 0.65% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM pays Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2020, the administration fee amounted to $457,446.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2020, EVM earned $17,697 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $12,463 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2020. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2020 amounted to $465,377 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2020, the Fund paid or accrued to EVD $244,530 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2020 amounted to $81,510 for Class C shares.

20

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2020, the Fund was informed that EVD received approximately $7,000 and $2,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $478,425,140 and $506,876,184, respectively, for the six months ended April 30, 2020.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	408,739	1,591,152

Issued to shareholders electing to receive payments of distributions in Fund shares	450,641	892,535

Redemptions	(2,719,659)	(5,869,632)

Converted from Class B shares	—	146,062

Converted from Class C shares	604,262	7,857,390

Net increase (decrease)	(1,256,017)	4,617,507

Class B		Year Ended October 31, 2019(1)

Sales		56

Issued to shareholders electing to receive payments of distributions in Fund shares		3,010

Redemptions		(66,847)

Converted to Class A shares		(138,947)

Net decrease		(202,728)

Class C	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	78,370	415,762

Issued to shareholders electing to receive payments of distributions in Fund shares	59,862	223,443

Redemptions	(590,073)	(2,636,848)

Converted to Class A shares	(605,880)	(7,921,084)

Net decrease	(1,057,721)	(9,918,727)

21

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

Class I	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	1,256,402	2,037,848

Issued to shareholders electing to receive payments of distributions in Fund shares	218,511	452,760

Redemptions	(2,480,369)	(3,937,757)

Net decrease	(1,005,456)	(1,447,149)

(1)	At the close of business on October 15, 2019, Class B shares were converted into Class A and Class B was terminated.

8  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2020 is included in the Portfolio of Investments. At April 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at April 30, 2020 was as follows:

	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(1)

Futures contracts	$9,824,551	$(7,316,526)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended April 30, 2020 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Futures contracts	$4,710,443	$2,508,025

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional cost of futures contracts outstanding during the six months ended April 30, 2020, which is indicative of the volume of this derivative type, was approximately as follows:

Futures Contracts — Long	Futures Contracts — Short

$40,654,000	$40,622,000

22

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

9  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At April 30, 2020, the Fund had a balance outstanding pursuant to this line of credit of $6,700,000 at an interest rate of 1.04%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at April 30, 2020. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 11) at April 30, 2020. The Fund’s average borrowings or allocated fees during the six months ended April 30, 2020 were not significant.

10  Investments in Affiliated Funds

At April 30, 2020, the value of the Fund’s investment in affiliated funds was $22,820, which represents less than 0.05% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$397,033	$73,737,852	$(74,107,147)	$(4,919)	$1	$22,820	$9,026	22,820

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

23

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

At April 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$25,853,636	$45,845,448		$—	$71,699,084

Consumer Discretionary	23,548,761	18,878,010		—	42,426,771

Consumer Staples	7,790,077	37,473,847		—	45,263,924

Energy	16,334,620	3,809,427		—	20,144,047

Financials	26,336,695	84,340,070		—	110,676,765

Health Care	21,807,642	35,441,595		—	57,249,237

Industrials	8,244,042	39,924,737		—	48,168,779

Information Technology	38,591,273	25,695,311		—	64,286,584

Materials	—	30,668,737		—	30,668,737

Real Estate	5,787,443	—		—	5,787,443

Utilities	5,260,341	19,166,400		—	24,426,741

Total Common Stocks	$179,554,530	$341,243,582	*	$—	$520,798,112

Preferred Stocks

Consumer Staples	$—	$960,660		$—	$960,660

Energy	248,987	—		—	248,987

Total Preferred Stocks	$248,987	$960,660		$—	$1,209,647

Corporate Bonds & Notes	$—	$6,168,156		$—	$6,168,156

Short-Term Investments	—	22,820		—	22,820

Total Investments	$179,803,517	$348,395,218		$—	$528,198,735

Futures Contracts	$9,413,670	$410,881		$—	$9,824,551

Total	$189,217,187	$348,806,099		$—	$538,023,286

Liability Description

Futures Contracts	$(7,316,526)	$—		$—	$(7,316,526)

Total	$(7,316,526)	$—		$—	$(7,316,526)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

12  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

24

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund’s investments.

25

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

[1]

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

26

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Tax-Managed Global Dividend Income Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), and the sub-advisory agreement between the Adviser and Eaton Vance Advisers International Ltd. (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment

27

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

research, and similar services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the investment strategies of the Fund. The Board also considered the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities, including investing in both U.S. and foreign common stocks. In particular, the Board considered the abilities and experience of the Adviser’s and the Sub-adviser’s investment professionals in analyzing factors such as special considerations relevant to investing in dividend-paying common and preferred stocks and foreign markets. The Board considered the international investment capabilities of the Sub-adviser, which is based in London, and the benefits to the Fund of having portfolio management services involving investments in international equities provided by investment professionals located abroad. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

28

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

29

Eaton Vance

Tax-Managed Global Dividend Income Fund

April 30, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

* Interested Trustee

30

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

31

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7732    4.30.20

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

Semiannual Report

April 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2020

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2020

Performance1,2

Portfolio Managers Lewis R. Piantedosi, Yana S. Barton, CFA, Douglas R. Rogers, CFA, CMT and Kenneth D. Zinner, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	06/30/2000	06/30/2000	4.06%	3.13%	10.52%	10.82%
Class A with 5.75% Maximum Sales Charge	—	—	–1.93	–2.81	9.22	10.17

Class C at NAV	07/10/2000	07/10/2000	3.66	2.36	9.69	9.99
Class C with 1% Maximum Sales Charge	—	—	2.66	1.36	9.69	9.99

Russell 3000® Growth Index	—	—	5.21%	9.47%	12.74%	14.08%
S&P 500® Index	—	—	–3.16	0.86	9.11	11.68

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A After Taxes on Distributions		06/30/2000	06/30/2000	–3.24%	9.01%	10.06%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	–1.21	7.59	8.71

Class C After Taxes on Distributions		07/10/2000	07/10/2000	0.83	9.44	9.87
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	1.37	7.99	8.55

% Total Annual Operating Expense Ratios[3]					Class A	Class C

					1.34%	2.09%

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Amazon.com, Inc.	9.6%

Microsoft Corp.	7.0

Apple, Inc.	5.0

Visa, Inc., Class A	4.4

Facebook, Inc., Class A	4.3

Adobe, Inc.	4.1

Alphabet, Inc., Class C	3.6

Alphabet, Inc., Class A	3.6

salesforce.com, Inc.	3.2

Vertex Pharmaceuticals, Inc.	2.3

Total	47.1%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2020

Endnotes and Additional Disclosures

[1]

Russell 3000® Growth Index is an unmanaged index of the broad growth segment of the U.S. equity universe. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 – April 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/19)	Ending Account Value (4/30/20)	Expenses Paid During Period* (11/1/19 – 4/30/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,040.60	$6.70	1.32%
Class C	$1,000.00	$1,036.60	$10.48	2.07%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.30	$6.62	1.32%
Class C	$1,000.00	$1,014.60	$10.37	2.07%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2019. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Investment in Tax-Managed Multi-Cap Growth Portfolio, at value (identified cost, $43,689,166)	$98,041,846

Receivable for Fund shares sold	43,687

Total assets	$98,085,533

Liabilities

Payable for Fund shares redeemed	$79,335

Payable to affiliates:

Administration fee	11,036

Distribution and service fees	26,081

Trustees’ fees	43

Accrued expenses	58,917

Total liabilities	$175,412

Net Assets	$97,910,121

Sources of Net Assets

Paid-in capital	$46,185,640

Distributable earnings	51,724,481

Total	$97,910,121

Class A Shares

Net Assets	$84,491,341

Shares Outstanding	2,574,108

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$32.82

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$34.82

Class C Shares

Net Assets	$13,418,780

Shares Outstanding	483,029

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$27.78

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Dividends allocated from Portfolio (net of foreign taxes, $3,418)	$327,592

Securities lending income allocated from Portfolio, net	735

Expenses allocated from Portfolio	(348,195)

Total investment loss from Portfolio	$(19,868)

Expenses

Administration fee	$73,682

Distribution and service fees

Class A	105,163

Class C	70,563

Trustees’ fees and expenses	250

Custodian fee	10,200

Transfer and dividend disbursing agent fees	34,099

Legal and accounting services	12,745

Printing and postage	9,617

Registration fees	25,881

ReFlow liquidity program fees	8,078

Miscellaneous	3,618

Total expenses	$353,896

Net investment loss	$(373,764)

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions	$858,268 (1)

Foreign currency transactions	(304)

Net realized gain	$857,964

Change in unrealized appreciation (depreciation) —

Investments	$3,035,345

Foreign currency	99

Net change in unrealized appreciation (depreciation)	$3,035,444

Net realized and unrealized gain	$3,893,408

Net increase in net assets from operations	$3,519,644

(1)	Includes $1,624,743 of net realized gains from redemptions in-kind.

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment loss	$(373,764)	$(709,216)

Net realized gain	857,964 (1)	4,157,926 (2)

Net change in unrealized appreciation (depreciation)	3,035,444	7,813,314

Net increase in net assets from operations	$3,519,644	$11,262,024

Distributions to shareholders —

Class A	$(1,926,089)	$(1,389,484)

Class C	(383,663)	(604,943)

Total distributions to shareholders	$(2,309,752)	$(1,994,427)

Transactions in shares of beneficial interest -

Proceeds from sale of shares

Class A	$7,472,349	$8,699,205

Class C	819,820	1,548,874

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,825,868	1,314,083

Class C	366,923	588,439

Cost of shares redeemed

Class A	(9,469,139)	(10,984,432)

Class C	(1,445,447)	(2,589,349)

Net asset value of shares converted

Class A	596,558	11,186,380

Class C	(596,558)	(11,186,380)

Net decrease in net assets from Fund share transactions	$(429,626)	$(1,423,180)

Net increase in net assets	$780,266	$7,844,417

Net Assets

At beginning of period	$97,129,855	$89,285,438

At end of period	$97,910,121	$97,129,855

(1)	Includes $1,624,743 of net realized gains from redemptions in-kind.

(2)	Includes $1,723,174 of net realized gains from redemptions in-kind.

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2020

Financial Highlights

	Class A

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$32.250		$29.220	$26.040	$21.220	$21.200	$19.620

Income (Loss) From Operations

Net investment loss(1)	$(0.106)		$(0.192)	$(0.186)	$(0.126)	$(0.079)	$(0.124)

Net realized and unrealized gain	1.428		3.849	3.429	4.946	0.099	1.704

Total income from operations	$1.322		$3.657	$3.243	$4.820	$0.020	$1.580

Less Distributions

From net realized gain	$(0.752)		$(0.627)	$(0.063)	$—	$—	$—

Total distributions	$(0.752)		$(0.627)	$(0.063)	$—	$—	$—

Net asset value — End of period	$32.820		$32.250	$29.220	$26.040	$21.220	$21.200

Total Return(2)	4.06	%(3)	13.07%	12.52%	22.67%	0.09%	8.05%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$84,491		$82,914	$64,579	$57,243	$47,363	$47,313

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.32	%(6)	1.33%	1.31%	1.34%	1.40%	1.40%

Net investment loss	(0.65	)%(6)	(0.63)%	(0.63)%	(0.53)%	(0.38)%	(0.60)%

Portfolio Turnover of the Portfolio	16	%(3)	18%	18%	34%	33%	26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2020

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$27.510		$25.210	$22.640	$18.590	$18.710	$17.450

Income (Loss) From Operations

Net investment loss(1)	$(0.194)		$(0.353)	$(0.352)	$(0.264)	$(0.207)	$(0.247)

Net realized and unrealized gain	1.216		3.280	2.985	4.314	0.087	1.507

Total income (loss) from operations	$1.022		$2.927	$2.633	$4.050	$(0.120)	$1.260

Less Distributions

From net realized gain	$(0.752)		$(0.627)	$(0.063)	$—	$—	$—

Total distributions	$(0.752)		$(0.627)	$(0.063)	$—	$—	$—

Net asset value — End of period	$27.780		$27.510	$25.210	$22.640	$18.590	$18.710

Total Return(2)	3.66	%(3)	12.24%	11.65%	21.79%	(0.64)%	7.22%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13,419		$14,216	$24,706	$23,484	$20,827	$22,356

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	2.07	%(6)	2.09%	2.06%	2.09%	2.15%	2.15%

Net investment loss	(1.40	)%(6)	(1.37)%	(1.38)%	(1.28)%	(1.14)%	(1.35)%

Portfolio Turnover of the Portfolio	16	%(3)	18%	18%	34%	33%	26%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (57.9% at April 30, 2020). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the

10

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2019, the Fund had a late year ordinary loss of $641,545 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2020, the administration fee amounted to $73,682. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2020, EVM earned $10,143 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,991 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2020. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2020 amounted to $105,163 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2020, the Fund paid or accrued to EVD $52,922 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2020 amounted to $17,641 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2020, the Fund was informed that EVD received approximately $1,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2020, increases and decreases in the Fund’s investment in the Portfolio aggregated $3,169,137 and $6,217,700, respectively. Decreases in the Fund’s investment in the Portfolio include distribution of securities as the result of redemptions in-kind of $3,187,433.

11

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class A shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	246,563	291,249

Issued to shareholders electing to receive payments of distributions in Fund shares	54,716	51,331

Redemptions	(315,780)	(367,834)

Converted from Class C shares	17,776	386,285

Net increase	3,275	361,031

Class C	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	30,372	62,438

Issued to shareholders electing to receive payments of distributions in Fund shares	12,952	26,772

Redemptions	(56,183)	(101,814)

Converted to Class A shares	(20,942)	(450,516)

Net decrease	(33,801)	(463,120)

12

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 98.3%
Security	Shares	Value

Aerospace & Defense — 1.2%

Lockheed Martin Corp.	5,028	$1,956,194

		$1,956,194

Beverages — 2.1%

Constellation Brands, Inc., Class A	10,232	$1,685,108

PepsiCo, Inc.	14,046	1,858,145

		$3,543,253

Biotechnology — 2.2%

Vertex Pharmaceuticals, Inc.(1)	15,175	$3,811,960

		$3,811,960

Building Products — 1.2%

Fortune Brands Home & Security, Inc.	26,574	$1,280,867

Trex Co., Inc.(1)	7,946	756,618

		$2,037,485

Capital Markets — 2.2%

Charles Schwab Corp. (The)	52,700	$1,987,844

S&P Global, Inc.	5,966	1,747,322

		$3,735,166

Chemicals — 2.1%

Celanese Corp.	6,569	$545,687

Ecolab, Inc.	7,531	1,457,248

Sherwin-Williams Co. (The)	2,775	1,488,427

		$3,491,362

Commercial Services & Supplies — 1.2%

Copart, Inc.(1)	7,873	$630,706

Waste Connections, Inc.	16,156	1,387,962

		$2,018,668

Diversified Consumer Services — 0.4%

ServiceMaster Global Holdings, Inc.(1)	21,179	$721,145

		$721,145

Electrical Equipment — 1.7%

AMETEK, Inc.	34,300	$2,876,741

		$2,876,741

Security	Shares	Value

Entertainment — 2.3%

Electronic Arts, Inc.(1)	7,649	$873,975

Netflix, Inc.(1)	4,084	1,714,667

Walt Disney Co. (The)	12,454	1,346,900

		$3,935,542

Food Products — 0.8%

Mondelez International, Inc., Class A	27,827	$1,431,421

		$1,431,421

Health Care Equipment & Supplies — 3.8%

Danaher Corp.	11,868	$1,939,943

Haemonetics Corp.(1)	6,261	712,377

Intuitive Surgical, Inc.(1)	2,858	1,460,095

Stryker Corp.	12,668	2,361,695

		$6,474,110

Health Care Providers & Services — 2.6%

Amedisys, Inc.(1)	4,463	$821,906

UnitedHealth Group, Inc.	12,105	3,540,349

		$4,362,255

Hotels, Restaurants & Leisure — 0.6%

Starbucks Corp.	12,443	$954,751

		$954,751

Household Products — 0.7%

Procter & Gamble Co. (The)	10,001	$1,178,818

		$1,178,818

Interactive Media & Services — 12.6%

Alphabet, Inc., Class A(1)	4,500	$6,060,150

Alphabet, Inc., Class C(1)	4,512	6,085,154

Facebook, Inc., Class A(1)	35,910	7,351,136

Twitter, Inc.(1)	61,756	1,771,162

		$21,267,602

Internet & Direct Marketing Retail — 10.2%

Amazon.com, Inc.(1)	6,537	$16,172,538

Booking Holdings, Inc.(1)	735	1,088,219

		$17,260,757

13	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

IT Services — 11.5%

Accenture PLC, Class A	13,038	$2,414,507

Fiserv, Inc.(1)	13,974	1,440,161

GoDaddy, Inc., Class A(1)	44,180	3,067,417

Okta, Inc.(1)	16,116	2,438,351

PayPal Holdings, Inc.(1)	20,587	2,532,201

Visa, Inc., Class A	42,000	7,506,240

		$19,398,877

Life Sciences Tools & Services — 0.6%

Illumina, Inc.(1)	3,432	$1,094,911

		$1,094,911

Personal Products — 1.1%

Estee Lauder Cos., Inc. (The), Class A	10,679	$1,883,776

		$1,883,776

Pharmaceuticals — 3.7%

Eli Lilly & Co.	13,033	$2,015,423

Novartis AG	9,869	842,205

Zoetis, Inc.	26,003	3,362,448

		$6,220,076

Road & Rail — 2.7%

J.B. Hunt Transport Services, Inc.	14,100	$1,425,792

Norfolk Southern Corp.	10,434	1,785,257

Uber Technologies, Inc.(1)	43,191	1,307,392

		$4,518,441

Semiconductors & Semiconductor Equipment — 4.2%

Broadcom, Inc.	5,289	$1,436,598

Monolithic Power Systems, Inc.	16,918	3,382,077

Texas Instruments, Inc.	19,463	2,259,071

		$7,077,746

Software — 15.3%

Adobe, Inc.(1)	19,433	$6,872,286

Intuit, Inc.	6,414	1,730,561

Microsoft Corp.	66,380	11,895,960

salesforce.com, Inc.(1)	33,516	5,427,916

		$25,926,723

Security	Shares	Value

Specialty Retail — 2.3%

Home Depot, Inc. (The)	9,189	$2,020,018

TJX Cos., Inc. (The)	38,432	1,885,090

		$3,905,108

Technology Hardware, Storage & Peripherals — 5.0%

Apple, Inc.	29,101	$8,549,874

		$8,549,874

Textiles, Apparel & Luxury Goods — 2.8%

Lululemon Athletica, Inc.(1)	13,830	$3,090,728

NIKE, Inc., Class B	19,321	1,684,405

		$4,775,133

Trading Companies & Distributors — 1.2%

United Rentals, Inc.(1)	15,867	$2,038,910

		$2,038,910

Total Common Stocks (identified cost $72,682,166)		$166,446,805

Short-Term Investments — 1.8%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.47%(2)	3,007,168	$3,007,168

Total Short-Term Investments (identified cost $3,006,381)		$3,007,168

Total Investments — 100.1% (identified cost $75,688,547)		$169,453,973

Other Assets, Less Liabilities — (0.1)%		$(120,327)

Net Assets — 100.0%		$169,333,646

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

14	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Unaffiliated investments, at value (identified cost, $72,682,166)	$166,446,805

Affiliated investment, at value (identified cost, $3,006,381)	3,007,168

Dividends receivable	25,004

Dividends receivable from affiliated investment	800

Securities lending income receivable	1,166

Tax reclaims receivable	4,339

Total assets	$169,485,282

Liabilities

Payable to affiliates:

Investment adviser fee	$82,805

Trustees’ fees	789

Accrued expenses	68,042

Total liabilities	$151,636

Net Assets applicable to investors’ interest in Portfolio	$169,333,646

15	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Dividends (net of foreign taxes, $5,913)	$555,654

Dividends from affiliated investment	10,383

Securities lending income, net	1,272

Total investment income	$567,309

Expenses

Investment adviser fee	$552,500

Trustees’ fees and expenses	4,686

Custodian fee	23,660

Legal and accounting services	20,424

Miscellaneous	440

Total expenses	$601,710

Net investment loss	$(34,401)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$1,487,649 (1)

Investment transactions — affiliated investment	(346)

Foreign currency transactions	(600)

Net realized gain	$1,486,703

Change in unrealized appreciation (depreciation) —

Investments	$5,021,414

Investments — affiliated investment	475

Foreign currency	227

Net change in unrealized appreciation (depreciation)	$5,022,116

Net realized and unrealized gain	$6,508,819

Net increase in net assets from operations	$6,474,418

(1)	Includes $2,809,567 of net realized gains from redemptions in-kind.

16	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment loss	$(34,401)	$(14,309)

Net realized gain	1,486,703 (1)	7,149,767 (2)

Net change in unrealized appreciation (depreciation)	5,022,116	13,351,474

Net increase in net assets from operations	$6,474,418	$20,486,932

Capital transactions —

Contributions	$4,716,228	$4,163,053

Withdrawals	(9,419,087)	(10,454,116)

Net decrease in net assets from capital transactions	$(4,702,859)	$(6,291,063)

Net increase in net assets	$1,771,559	$14,195,869

Net Assets

At beginning of period	$167,562,087	$153,366,218

At end of period	$169,333,646	$167,562,087

(1)	Includes $2,809,567 of net realized gains from redemptions in-kind.

(2)	Includes $2,957,208 of net realized gains from redemptions in-kind.

17	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2020

Financial Highlights

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2019	2018	2017	2016	2015

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.71	%(2)	0.72%	0.72%	0.73%	0.73%	0.73%

Net investment income (loss)	(0.04	)%(2)	(0.01)%	(0.04)%	0.09%	0.28%	0.06%

Portfolio Turnover	16	%(3)	18%	18%	34%	33%	26%

Total Return	4.38	%(3)	13.76%	13.18%	23.40%	0.77%	8.77%

Net assets, end of period (000’s omitted)	$169,334		$167,562	$153,366	$139,541	$119,188	$126,104

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

18	See Notes to Financial Statements.

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2020, Eaton Vance
Tax-Managed Multi-Cap Growth Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 57.9% and 42.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are we valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

19

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2020, the Portfolio’s investment adviser fee amounted to $552,500 or 0.65% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $27,013,910 and $29,729,251, respectively, for the six months ended April 30, 2020. In-kind sales for the six months ended April 30, 2020 aggregated $3,187,433.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$75,689,940

Gross unrealized appreciation	$93,764,033

Gross unrealized depreciation	—

Net unrealized appreciation	$93,764,033

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is

20

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2020.

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral. At April 30, 2020, the Portfolio had no securities on loan.

7  Investments in Affiliated Funds

At April 30, 2020, the value of the Portfolio’s investment in affiliated funds was $3,007,168, which represents 1.8% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$1,812,415	$9,350,778	$(8,156,154)	$(346)	$475	$3,007,168	$10,383	3,007,168

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

21

Tax-Managed Multi-Cap Growth Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

At April 30, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$25,203,144	$—		$—	$25,203,144

Consumer Discretionary	27,616,894	—		—	27,616,894

Consumer Staples	8,037,268	—		—	8,037,268

Financials	3,735,166	—		—	3,735,166

Health Care	21,121,107	842,205		—	21,963,312

Industrials	15,446,439	—		—	15,446,439

Information Technology	60,953,220	—		—	60,953,220

Materials	3,491,362	—		—	3,491,362

Total Common Stocks	$165,604,600	$842,205	*	$—	$166,446,805

Short-Term Investments	$—	$3,007,168		$—	$3,007,168

Total Investments	$165,604,600	$3,849,373		$—	$169,453,973

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

9  Risks and Uncertainties

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Portfolio’s investments.

22

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process – Eaton Vance Funds

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

[1]

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

23

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Tax-Managed Multi-Cap Growth Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Multi-Cap Growth Fund (the “Fund”) invests, and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research capabilities and also draws upon independent research available from third-party sources. The Board considered the Adviser’s

24

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its secondary benchmark index and lower than its primary benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

25

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

April 30, 2020

Officers and Trustees

Officers of Eaton Vance Tax-Managed Multi-Cap Growth Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Tax-Managed Multi-Cap Growth Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Multi-Cap Growth Fund and Tax-Managed Multi-Cap Growth Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

26

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

27

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed Multi-Cap Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Multi-Cap Growth Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7717     4.30.20

Eaton Vance

Tax-Managed Small-Cap Fund

Semiannual Report

April 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2020

Eaton Vance

Tax-Managed Small-Cap Fund

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2020

Performance1,2

Portfolio Managers J. Griffith Noble, CFA and Michael D. McLean, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	09/25/1997	09/25/1997	-13.41%	-11.87%	5.11%	8.20%
Class A with 5.75% Maximum Sales Charge	—	—	-18.37	-16.95	3.87	7.57
Class C at NAV	09/29/1997	09/29/1997	-13.78	-12.55	4.32	7.39
Class C with 1% Maximum Sales Charge	—	—	-14.57	-13.36	4.32	7.39
Class I at NAV	10/01/2009	09/25/1997	-13.30	-11.68	5.37	8.48

Russell 2000® Index	—	—	-15.47%	-16.39%	2.88%	7.69%

% After-Tax Returns with Maximum Sales Charge		Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class A After Taxes on Distributions		09/25/1997	09/25/1997	-17.97%	2.21%	6.65%
Class A After Taxes on Distributions and Sale of Fund Shares		—	—	-8.64	2.92	6.23

Class C After Taxes on Distributions		09/29/1997	09/29/1997	-14.71	2.32	6.30
Class C After Taxes on Distributions and Sale of Fund Shares		—	—	-6.06	3.28	6.07

Class I After Taxes on Distributions		10/01/2009	09/25/1997	-12.73	3.79	7.61
Class I After Taxes on Distributions and Sale of Fund Shares		—	—	-5.48	4.23	7.09

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				1.20%	1.95%	0.95%

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

ACI Worldwide, Inc.	3.0%

RealPage, Inc.	2.9

ICU Medical, Inc.	2.8

Haemonetics Corp.	2.7

Valvoline, Inc.	2.4

NIC, Inc.	2.3

Mercury Systems, Inc.	2.3

Mueller Water Products, Inc., Class A	2.2

ONE Gas, Inc.	2.2

Nomad Foods, Ltd.	2.1

Total	24.9%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2020

Endnotes and Additional Disclosures

[1]

Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 – April 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/19)	Ending Account Value (4/30/20)	Expenses Paid During Period* (11/1/19 – 4/30/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$865.90	$5.57	1.20%
Class C	$1,000.00	$862.20	$9.03	1.95%
Class I	$1,000.00	$867.00	$4.41	0.95%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.90	$6.02	1.20%
Class C	$1,000.00	$1,015.20	$9.77	1.95%
Class I	$1,000.00	$1,020.10	$4.77	0.95%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2019. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Investment in Tax-Managed Small-Cap Portfolio, at value (identified cost, $89,382,368)	$96,924,001

Receivable for Fund shares sold	5,455

Total assets	$96,929,456

Liabilities

Payable for Fund shares redeemed	$116,133

Payable to affiliates:

Distribution and service fees	17,143

Trustees’ fees	42

Accrued expenses	68,433

Total liabilities	$201,751

Net Assets	$96,727,705

Sources of Net Assets

Paid-in capital	$87,898,956

Distributable earnings	8,828,749

Total	$96,727,705

Class A Shares

Net Assets	$73,673,395

Shares Outstanding	3,363,333

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$21.90

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$23.24

Class C Shares

Net Assets	$3,789,512

Shares Outstanding	222,508

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$17.03

Class I Shares

Net Assets	$19,264,798

Shares Outstanding	851,141

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$22.63

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Dividends allocated from Portfolio	$769,373

Expenses allocated from Portfolio	(389,148)

Total investment income from Portfolio	$380,225

Expenses

Distribution and service fees

Class A	$104,836

Class C	25,375

Trustees’ fees and expenses	250

Custodian fee	8,417

Transfer and dividend disbursing agent fees	60,831

Legal and accounting services	14,057

Printing and postage	11,268

Registration fees	30,708

ReFlow liquidity program fees	13,063

Miscellaneous	5,074

Total expenses	$273,879

Net investment income	$106,346

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions	$283,471 (1)

Net realized gain	$283,471

Change in unrealized appreciation (depreciation) —

Investments	$(16,125,267)

Net change in unrealized appreciation (depreciation)	$(16,125,267)

Net realized and unrealized loss	$(15,841,796)

Net decrease in net assets from operations	$(15,735,450)

(1)	Includes $2,113,810 of net realized gains from redemptions in-kind.

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$106,346	$15,143

Net realized gain	283,471 (1)	10,908,442 (2)

Net change in unrealized appreciation (depreciation)	(16,125,267)	2,428,794

Net increase (decrease) in net assets from operations	$(15,735,450)	$13,352,379

Distributions to shareholders —

Class A	$(5,656,659)	$(4,933,122)

Class C	(445,828)	(1,447,870)

Class I	(1,533,412)	(1,619,722)

Total distributions to shareholders	$(7,635,899)	$(8,000,714)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$1,007,118	$2,229,832

Class C	264,087	735,916

Class I	9,285,090	15,757,588

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	5,259,032	4,546,014

Class C	398,402	1,383,949

Class I	1,494,977	1,580,873

Cost of shares redeemed

Class A	(5,338,048)	(9,959,332)

Class C	(500,306)	(1,787,838)

Class I	(11,561,132)	(18,356,868)

Net asset value of shares converted

Class A	894,842	12,109,833

Class C	(894,842)	(12,109,833)

Net increase (decrease) in net assets from Fund share transactions	$309,220	$(3,869,866)

Net increase (decrease) in net assets	$(23,062,129)	$1,481,799

Net Assets

At beginning of period	$119,789,834	$118,308,035

At end of period	$96,727,705	$119,789,834

(1)	Includes $ 2,113,810 of net realized gains from redemptions in-kind.

(2)	Includes $ 2,988,418 of net realized gains from redemptions in-kind.

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2020

Financial Highlights

	Class A
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$26.960		$25.910	$27.390	$23.420	$24.000	$24.010

Income (Loss) From Operations

Net investment income (loss)(1)	$0.021		$(0.001)	$(0.059)	$(0.050)	$(0.055)	$(0.051)

Net realized and unrealized gain (loss)	(3.364)		2.765	1.583	5.494	0.680	0.497

Total income (loss) from operations	$(3.343)		$2.764	$1.524	$5.444	$0.625	$0.446

Less Distributions

From net investment income	$—		$(0.032)	$—	$—	$—	$—

From net realized gain	(1.717)		(1.682)	(3.004)	(1.474)	(1.205)	(0.456)

Total distributions	$(1.717)		$(1.714)	$(3.004)	$(1.474)	$(1.205)	$(0.456)

Net asset value — End of period	$21.900		$26.960	$25.910	$27.390	$23.420	$24.000

Total Return(2)	(13.41	)%(3)	12.26%	5.79%	23.96%	2.90%	1.86%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$73,673		$89,352	$75,199	$76,407	$66,058	$70,678

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.20	%(6)	1.20%	1.17%	1.19%	1.22%	1.19%

Net investment income (loss)	0.17	%(6)	(0.01)%	(0.22)%	(0.19)%	(0.24)%	(0.21)%

Portfolio Turnover of the Portfolio	26	%(3)	51%	51%	70%	66%	73%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2020

Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$21.410		$21.070	$22.970	$19.990	$20.820	$21.040

Income (Loss) From Operations

Net investment loss(1)	$(0.054)		$(0.111)	$(0.212)	$(0.202)	$(0.192)	$(0.205)

Net realized and unrealized gain (loss)	(2.609)		2.133	1.316	4.656	0.567	0.441

Total income (loss) from operations	$(2.663)		$2.022	$1.104	$4.454	$0.375	$0.236

Less Distributions

From net realized gain	$(1.717)		$(1.682)	$(3.004)	$(1.474)	$(1.205)	$(0.456)

Total distributions	$(1.717)		$(1.682)	$(3.004)	$(1.474)	$(1.205)	$(0.456)

Net asset value — End of period	$17.030		$21.410	$21.070	$22.970	$19.990	$20.820

Total Return(2)	(13.78	)%(3)	11.45%	4.99%	23.07%	2.09%	1.11%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$3,790		$5,675	$18,482	$21,002	$20,326	$23,228

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.95	%(6)	1.95%	1.92%	1.94%	1.97%	1.94%

Net investment loss	(0.56	)%(6)	(0.55)%	(0.96)%	(0.94)%	(0.99)%	(0.96)%

Portfolio Turnover of the Portfolio	26	%(3)	51%	51%	70%	66%	73%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2020

Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016		2015

Net asset value — Beginning of period	$27.770		$26.650	$28.020	$23.870	$24.380		$24.330

Income (Loss) From Operations

Net investment income(1)	$0.054		$0.071	$0.007	$0.007	$0.001		$0.005

Net realized and unrealized gain (loss)	(3.477)		2.833	1.627	5.617	0.694		0.501

Total income (loss) from operations	$(3.423)		$2.904	$1.634	$5.624	$0.695		$0.506

Less Distributions

From net investment income	$—		$(0.102)	$—	$—	$—		$—

From net realized gain	(1.717)		(1.682)	(3.004)	(1.474)	(1.205)		(0.456)

Total distributions	$(1.717)		$(1.784)	$(3.004)	$(1.474)	$(1.205)		$(0.456)

Net asset value — End of period	$22.630		$27.770	$26.650	$28.020	$23.870		$24.380

Total Return(2)	(13.30	)%(3)	12.52%	6.07%	24.28%	3.14%		2.09%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$19,265		$24,763	$24,628	$20,565	$13,210		$22,741

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	0.95	%(6)	0.95%	0.92%	0.94%	0.97%		0.94%

Net investment income	0.43	%(6)	0.27%	0.02%	0.03%	0.00	%(7)	0.02%

Portfolio Turnover of the Portfolio	26	%(3)	51%	51%	70%	66%		73%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

(7)	Amount is less than 0.005%.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Small-Cap Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (66.4% at April 30, 2020). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the

11

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2019, the Fund had a late year ordinary loss of $215,139 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

3  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator to the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2020, EVM earned $17,635 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,078 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2020. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2020 amounted to $104,836 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2020, the Fund paid or accrued to EVD $19,032 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2020 amounted to $6,343 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2020, the Fund was informed that EVD received approximately $600 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Investment Transactions

For the six months ended April 30, 2020, increases and decreases in the Fund’s investment in the Portfolio aggregated $564,219 and $8,211,303, respectively. Decreases in the Fund’s investment in the Portfolio include distributions of securities as the result of redemptions in-kind of $6,136,056.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares

12

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	41,362	89,012

Issued to shareholders electing to receive payments of distributions in Fund shares	200,573	209,108

Redemptions	(230,360)	(395,045)

Converted from Class C shares	37,583	508,727

Net increase	49,158	411,802

Class C	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	13,129	35,920

Issued to shareholders electing to receive payments of distributions in Fund shares	19,482	79,675

Redemptions	(26,938)	(90,395)

Converted to Class A shares	(48,247)	(637,276)

Net decrease	(42,574)	(612,076)

Class I	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	392,104	611,924

Issued to shareholders electing to receive payments of distributions in Fund shares	55,226	70,732

Redemptions	(487,816)	(715,188)

Net decrease	(40,486)	(32,532)

13

Tax-Managed Small-Cap Portfolio

April 30, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 98.9%
Security	Shares	Value

Aerospace & Defense — 4.2%

Hexcel Corp.	76,921	$2,660,697

Mercury Systems, Inc.(1)	38,078	3,395,035

		$6,055,732

Auto Components — 2.2%

Dana, Inc.	89,202	$1,025,823

Dorman Products, Inc.(1)	18,288	1,153,607

Visteon Corp.(1)	17,553	1,058,446

		$3,237,876

Banks — 7.6%

City Holding Co.	17,909	$1,210,469

Columbia Banking System, Inc.	32,214	869,456

Commerce Bancshares, Inc.	19,328	1,182,680

Community Bank System, Inc.	36,397	2,274,448

First Citizens BancShares, Inc., Class A	5,625	2,148,750

Glacier Bancorp, Inc.	11,483	437,273

Independent Bank Corp.	17,077	1,244,743

Stock Yards Bancorp, Inc.	54,325	1,794,898

		$11,162,717

Biotechnology — 3.0%

Emergent BioSolutions, Inc.(1)	34,898	$2,580,707

Ligand Pharmaceuticals, Inc.(1)	18,131	1,787,173

		$4,367,880

Building Products — 1.7%

CSW Industrials, Inc.	16,719	$1,107,467

Trex Co., Inc.(1)	13,969	1,330,128

		$2,437,595

Capital Markets — 0.5%

Cohen & Steers, Inc.	11,753	$678,618

		$678,618

Chemicals — 6.0%

Balchem Corp.	27,866	$2,486,762

NewMarket Corp.	6,690	2,752,534

Valvoline, Inc.	207,549	3,567,767

		$8,807,063

Security	Shares	Value

Commercial Services & Supplies — 0.4%

Kimball International, Inc., Class B	19,220	$235,829

UniFirst Corp.	2,271	381,869

		$617,698

Diversified Consumer Services — 2.6%

K12, Inc.(1)	41,516	$942,828

ServiceMaster Global Holdings, Inc.(1)	85,715	2,918,596

		$3,861,424

Electric Utilities — 1.3%

ALLETE, Inc.	33,667	$1,937,873

		$1,937,873

Equity Real Estate Investment Trusts (REITs) — 7.7%

CubeSmart	98,685	$2,486,862

EastGroup Properties, Inc.	21,711	2,301,366

Essential Properties Realty Trust, Inc.	30,921	454,229

Healthcare Realty Trust, Inc.	86,456	2,540,942

Rexford Industrial Realty, Inc.	60,169	2,450,082

STORE Capital Corp.	53,444	1,072,621

		$11,306,102

Food & Staples Retailing — 0.6%

Performance Food Group Co.(1)	30,268	$888,366

		$888,366

Food Products — 3.6%

Flowers Foods, Inc.	64,945	$1,446,974

Lancaster Colony Corp.	5,433	731,445

Nomad Foods, Ltd.(1)	145,998	3,009,019

		$5,187,438

Gas Utilities — 2.2%

ONE Gas, Inc.	39,392	$3,139,936

		$3,139,936

Health Care Equipment & Supplies — 8.2%

Envista Holdings Corp.(1)	52,545	$1,023,051

Haemonetics Corp.(1)	34,448	3,919,493

ICU Medical, Inc.(1)	18,390	4,033,111

Integra LifeSciences Holdings Corp.(1)	46,649	2,381,431

Tandem Diabetes Care, Inc.(1)	8,152	650,367

		$12,007,453

14	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Health Care Providers & Services — 7.5%

Addus HomeCare Corp.(1)	31,629	$2,562,582

Amedisys, Inc.(1)	8,231	1,515,821

Chemed Corp.	7,182	2,991,806

LHC Group, Inc.(1)	18,588	2,416,254

R1 RCM, Inc.(1)	142,576	1,471,384

		$10,957,847

Health Care Technology — 0.3%

Phreesia, Inc.(1)	14,434	$366,479

		$366,479

Hotels, Restaurants & Leisure — 0.3%

Choice Hotels International, Inc.	6,640	$498,332

		$498,332

Insurance — 5.7%

AMERISAFE, Inc.	26,163	$1,665,798

First American Financial Corp.	24,339	1,122,515

Horace Mann Educators Corp.	64,745	2,276,434

RLI Corp.	19,589	1,426,667

Selective Insurance Group, Inc.	37,669	1,888,347

		$8,379,761

IT Services — 3.3%

Euronet Worldwide, Inc.(1)	15,836	$1,453,112

NIC, Inc.	140,945	3,415,097

		$4,868,209

Machinery — 5.0%

Middleby Corp.(1)	11,091	$616,993

Mueller Water Products, Inc., Class A	332,119	3,151,809

RBC Bearings, Inc.(1)	8,909	1,128,592

Welbilt, Inc.(1)	81,453	401,563

Woodward, Inc.	32,328	1,957,784

		$7,256,741

Marine — 1.3%

Kirby Corp.(1)	36,013	$1,923,814

		$1,923,814

Oil, Gas & Consumable Fuels — 0.7%

Diamondback Energy, Inc.	13,577	$591,143

PDC Energy, Inc.(1)	32,244	418,849

		$1,009,992

Security	Shares	Value

Pharmaceuticals — 1.8%

Catalent, Inc.(1)	38,503	$2,662,482

		$2,662,482

Professional Services — 1.8%

CBIZ, Inc.(1)	112,006	$2,660,143

		$2,660,143

Road & Rail — 1.7%

Landstar System, Inc.	23,324	$2,409,602

		$2,409,602

Semiconductors & Semiconductor Equipment — 1.1%

Diodes, Inc.(1)	10,390	$528,747

Silicon Laboratories, Inc.(1)	10,776	1,047,643

		$1,576,390

Software — 11.2%

ACI Worldwide, Inc.(1)	161,276	$4,418,962

Altair Engineering, Inc., Class A(1)	91,082	3,004,795

CDK Global, Inc.	55,261	2,170,652

Envestnet, Inc.(1)	38,455	2,404,207

RealPage, Inc.(1)	66,409	4,282,717

		$16,281,333

Specialty Retail — 1.5%

Five Below, Inc.(1)	6,320	$569,811

Lithia Motors, Inc., Class A	4,730	522,950

National Vision Holdings, Inc.(1)	39,733	1,052,925

		$2,145,686

Textiles, Apparel & Luxury Goods — 0.6%

Columbia Sportswear Co.	7,925	$577,653

Deckers Outdoor Corp.(1)	2,366	351,966

		$929,619

Thrifts & Mortgage Finance — 0.7%

Washington Federal, Inc.	37,518	$1,003,231

		$1,003,231

Trading Companies & Distributors — 1.5%

Applied Industrial Technologies, Inc.	40,839	$2,139,555

		$2,139,555

15	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Water Utilities — 1.1%

Middlesex Water Co.	25,733	$1,551,700

		$1,551,700

Total Common Stocks (identified cost $127,931,512)		$144,314,687

Short-Term Investments — 1.3%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.47%(2)	1,990,214	$1,990,214

Total Short-Term Investments (identified cost $1,989,894)		$1,990,214

Total Investments — 100.2% (identified cost $129,921,406)		$146,304,901

Other Assets, Less Liabilities — (0.2)%		$(335,858)

Net Assets — 100.0%		$145,969,043

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

16	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Unaffiliated investments, at value (identified cost, $127,931,512)	$144,314,687

Affiliated investment, at value (identified cost, $1,989,894)	1,990,214

Dividends receivable	2,258

Dividends receivable from affiliated investment	783

Receivable for investments sold	1,222,118

Tax reclaims receivable	2,071

Total assets	$147,532,131

Liabilities

Payable for investments purchased	$1,415,820

Payable to affiliates:

Investment adviser fee	70,014

Trustees’ fees	798

Accrued expenses	76,456

Total liabilities	$1,563,088

Net Assets applicable to investors’ interest in Portfolio	$145,969,043

17	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Dividends	$1,140,587

Dividends from affiliated investment	8,362

Total investment income	$1,148,949

Expenses

Investment adviser fee	$524,208

Trustees’ fees and expenses	4,791

Custodian fee	27,428

Legal and accounting services	21,712

Miscellaneous	3,666

Total expenses	$581,805

Net investment income	$567,144

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$407,432 (1)

Investment transactions — affiliated investment	490

Net realized gain	$407,922

Change in unrealized appreciation (depreciation) —

Investments	$(24,327,284)

Investments — affiliated investment	206

Net change in unrealized appreciation (depreciation)	$(24,327,078)

Net realized and unrealized loss	$(23,919,156)

Net decrease in net assets from operations	$(23,352,012)

(1)	Includes $3,168,607 of net realized gains from redemptions in-kind.

18	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$567,144	$894,902

Net realized gain	407,922 (1)	15,999,352 (2)

Net change in unrealized appreciation (depreciation)	(24,327,078)	3,626,131

Net increase (decrease) in net assets from operations	$(23,352,012)	$20,520,385

Capital transactions —

Contributions	$1,996,710	$3,984,197

Withdrawals	(11,175,551)	(18,328,553)

Net decrease in net assets from capital transactions	$(9,178,841)	$(14,344,356)

Net increase (decrease) in net assets	$(32,530,853)	$6,176,029

Net Assets

At beginning of period	$178,499,896	$172,323,867

At end of period	$145,969,043	$178,499,896

(1)	Includes $3,168,607 of net realized gains from redemptions in-kind.

(2)	Includes $4,396,805 of net realized gains from redemptions in-kind.

19	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2020

Financial Highlights

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2019	2018	2017	2016	2015

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.69	%(2)	0.69%	0.69%	0.70%	0.70%	0.70%

Net investment income	0.68	%(2)	0.51%	0.26%	0.30%	0.27%	0.28%

Portfolio Turnover	26	%(3)	51%	51%	70%	66%	73%

Total Return	(13.17	)%(3)	12.82%	6.30%	24.56%	3.43%	2.35%

Net assets, end of period (000’s omitted)	$145,969		$178,500	$172,324	$170,770	$146,746	$165,211

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

20	See Notes to Financial Statements.

Tax-Managed Small-Cap Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Small-Cap Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of publicly-traded equity securities of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2020, Eaton Vance Tax-Managed Small-Cap Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 66.4% and 33.6%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

As of April 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

21

Tax-Managed Small-Cap Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

G  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 0.625% of the Portfolio’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2020, the Portfolio’s investment adviser fee amounted to $524,208 or 0.625% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $42,987,382 and $44,588,722, respectively, for the six months ended April 30, 2020. In-kind sales for the six months ended April 30, 2020 aggregated $6,136,056.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$130,820,299

Gross unrealized appreciation	$25,432,238

Gross unrealized depreciation	(9,947,636)

Net unrealized appreciation	$15,484,602

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2020.

6  Investments in Affiliated Funds

At April 30, 2020, the value of the Portfolio’s investment in affiliated funds was $1,990,214, which represents 1.3% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$2,264,271	$13,886,306	$(14,161,059)	$490	$206	$1,990,214	$8,362	1,990,214

22

Tax-Managed Small-Cap Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$144,314,687	*	$—	$—	$144,314,687

Short-Term Investments	—		1,990,214	—	1,990,214

Total Investments	$144,314,687		$1,990,214	$—	$146,304,901

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

8  Risks and Uncertainties

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Portfolio’s investments.

23

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

24

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Tax-Managed Small-Cap Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Small-Cap Fund (the “Fund”) invests, and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research and also draws

25

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

upon independent research available from third-party sources. The Board considered the Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

26

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

27

Eaton Vance

Tax-Managed Small-Cap Fund

April 30, 2020

Officers and Trustees

Officers of Eaton Vance Tax-Managed Small-Cap Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Tax-Managed Small-Cap Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Small-Cap Fund and Tax-Managed Small-Cap Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Tax-Managed Small-Cap Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Small-Cap Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7690    4.30.20

Eaton Vance

Tax-Managed Value Fund

Semiannual Report

April 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2020

Eaton Vance

Tax-Managed Value Fund

Eaton Vance

Tax-Managed Value Fund

April 30, 2020

Performance1,2

Portfolio Managers Edward J. Perkin, CFA, Aaron S. Dunn, CFA and Bradley T. Galko, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	12/27/1999	12/27/1999	–12.54%	–8.57%	4.74%	7.72%
Class A with 5.75% Maximum Sales Charge	—	—	–17.57	–13.81	3.51	7.09

Class C at NAV	01/24/2000	01/24/2000	–12.87	–9.26	3.96	6.92
Class C with 1% Maximum Sales Charge	—	—	–13.74	–10.16	3.96	6.92

Class I at NAV	11/30/2007	12/27/1999	–12.42	–8.33	5.00	7.99

Russell 1000® Value Index	—	—	–13.66%	–11.01%	3.90%	8.53%

% After-Tax Returns with Maximum Sales Charge	Class Inception Date	Performance Inception Date		One Year	Five Years	Ten Years

Class A After Taxes on Distributions	12/27/1999	12/27/1999		–14.01%	2.91%	6.38%
Class A After Taxes on Distributions and Sale of Fund Shares	—	—		–7.91	2.71	5.77

Class C After Taxes on Distributions	01/24/2000	01/24/2000		–10.18	3.52	6.35
Class C After Taxes on Distributions and Sale of Fund Shares	—	—		–6.00	3.10	5.66

Class I After Taxes on Distributions	11/30/2007	12/27/1999		–8.58	4.33	7.21

Class I After Taxes on Distributions and Sale of Fund Shares	—	—		–4.59	3.92	6.54

% Total Annual Operating Expense Ratios[3]				Class A	Class C	Class I

				1.18%	1.93%	0.93%

Fund Profile4

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

JPMorgan Chase & Co.	4.9%

NextEra Energy, Inc.	4.0

Verizon Communications, Inc.	4.0

Johnson & Johnson	3.4

Chevron Corp.	3.4

Sempra Energy	3.0

Home Depot, Inc. (The)	2.7

Bank of America Corp.	2.6

Eli Lilly & Co.	2.6

Estee Lauder Cos., Inc. (The), Class A	2.5

Total	33.1%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Value Fund

April 30, 2020

Endnotes and Additional Disclosures

[1]

Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest historical individual federal income tax rates, and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Eaton Vance

Tax-Managed Value Fund

April 30, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2019 – April 30, 2020).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/19)	Ending Account Value (4/30/20)	Expenses Paid During Period* (11/1/19 – 4/30/20)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$874.60	$5.50	1.18%
Class C	$1,000.00	$871.30	$8.98	1.93%
Class I	$1,000.00	$875.80	$4.34	0.93%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.00	$5.92	1.18%
Class C	$1,000.00	$1,015.30	$9.67	1.93%
Class I	$1,000.00	$1,020.20	$4.67	0.93%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2019. The Example reflects the expenses of both the Fund and the Portfolio.

4

Eaton Vance

Tax-Managed Value Fund

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Investment in Tax-Managed Value Portfolio, at value (identified cost, $273,667,631)	$543,390,010

Receivable for Fund shares sold	669,317

Total assets	$544,059,327

Liabilities

Payable for Fund shares redeemed	$1,034,005

Payable to affiliates:

Administration fee	63,264

Distribution and service fees	84,724

Trustees’ fees	42

Accrued expenses	139,492

Total liabilities	$1,321,527

Net Assets	$542,737,800

Sources of Net Assets

Paid-in capital	$298,281,087

Distributable earnings	244,456,713

Total	$542,737,800

Class A Shares

Net Assets	$347,532,202

Shares Outstanding	13,449,674

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$25.84

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$27.42

Class C Shares

Net Assets	$22,007,641

Shares Outstanding	884,643

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$24.88

Class I Shares

Net Assets	$173,197,957

Shares Outstanding	6,732,117

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$25.73

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

5	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Dividends allocated from Portfolio (net of foreign taxes, $76,580)	$7,526,009

Securities lending income allocated from Portfolio, net	2,927

Expenses allocated from Portfolio	(2,106,062)

Total investment income from Portfolio	$5,422,874

Expenses

Administration fee	$461,817

Distribution and service fees

Class A	495,694

Class C	127,511

Trustees’ fees and expenses	250

Custodian fee	23,317

Transfer and dividend disbursing agent fees	150,831

Legal and accounting services	18,316

Printing and postage	17,991

Registration fees	29,694

ReFlow liquidity program fees	38,700

Miscellaneous	5,865

Total expenses	$1,369,986

Net investment income	$4,052,888

Realized and Unrealized Gain (Loss) from Portfolio

Net realized gain (loss) —

Investment transactions	$3,698,227 (1)

Foreign currency transactions	(612)

Net realized gain	$3,697,615

Change in unrealized appreciation (depreciation) —

Investments	$(88,418,493)

Foreign currency	6,837

Net change in unrealized appreciation (depreciation)	$(88,411,656)

Net realized and unrealized loss	$(84,714,041)

Net decrease in net assets from operations	$(80,661,153)

(1)	Includes $9,546,763 of net realized gains from redemptions in-kind.

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$4,052,888	$7,630,618

Net realized gain	3,697,615 (1)	14,759,482 (2)

Net change in unrealized appreciation (depreciation)	(88,411,656)	49,192,031

Net increase (decrease) in net assets from operations	$(80,661,153)	$71,582,131

Distributions to shareholders —

Class A	$(4,921,110)	$(4,421,163)

Class C	(22,206)	(759,182)

Class I	(2,819,279)	(2,869,613)

Total distributions to shareholders	$(7,762,595)	$(8,049,958)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$5,090,565	$10,259,271

Class C	2,628,238	6,630,935

Class I	38,749,012	53,204,293

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	4,288,228	3,754,725

Class C	18,656	726,934

Class I	2,484,851	2,505,203

Cost of shares redeemed

Class A	(24,486,551)	(38,557,802)

Class C	(2,487,907)	(7,877,713)

Class I	(35,249,171)	(48,085,858)

Net asset value of shares converted

Class A	1,293,609	84,835,557

Class C	(1,293,609)	(84,835,557)

Net decrease in net assets from Fund share transactions	$(8,964,079)	$(17,440,012)

Net increase (decrease) in net assets	$(97,387,827)	$46,092,161

Net Assets

At beginning of period	$640,125,627	$594,033,466

At end of period	$542,737,800	$640,125,627

(1)	Includes $9,546,763 of net realized gains from redemptions in-kind.

(2)	Includes $14,667,147 of net realized gains from redemptions in-kind.

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2020

Financial Highlights

	Class A

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$29.890		$27.000	$25.240	$21.200	$23.090	$24.960

Income (Loss) From Operations

Net investment income(1)	$0.182		$0.344	$0.268	$0.292	$0.297	$0.290

Net realized and unrealized gain (loss)	(3.878)		2.931	1.744	3.997	(0.354)	(0.072)

Total income (loss) from operations	$(3.696)		$3.275	$2.012	$4.289	$(0.057)	$0.218

Less Distributions

From net investment income	$(0.339)		$(0.278)	$(0.252)	$(0.249)	$(0.286)	$(0.268)

From net realized gain	(0.015)		(0.107)	—	—	(1.547)	(1.820)

Total distributions	$(0.354)		$(0.385)	$(0.252)	$(0.249)	$(1.833)	$(2.088)

Net asset value — End of period	$25.840		$29.890	$27.000	$25.240	$21.200	$23.090

Total Return(2)	(12.54	)%(3)	12.35%	8.02%	20.37%	(0.17)%	0.94%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$347,532		$417,533	$312,065	$308,854	$290,402	$337,567

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.18	%(6)	1.18%	1.17%	1.19%	1.21%	1.19%

Net investment income	1.27	%(6)	1.24%	1.00%	1.25%	1.40%	1.24%

Portfolio Turnover of the Portfolio	18	%(3)	18%	10%	30%	45%	61%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2020

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$28.580		$25.810	$24.140	$20.290	$22.160	$24.030

Income (Loss) From Operations

Net investment income(1)	$0.072		$0.150	$0.066	$0.114	$0.133	$0.111

Net realized and unrealized gain (loss)	(3.748)		2.794	1.664	3.828	(0.338)	(0.065)

Total income (loss) from operations	$(3.676)		$2.944	$1.730	$3.942	$(0.205)	$0.046

Less Distributions

From net investment income	$(0.009)		$(0.067)	$(0.060)	$(0.092)	$(0.118)	$(0.096)

From net realized gain	(0.015)		(0.107)	—	—	(1.547)	(1.820)

Total distributions	$(0.024)		$(0.174)	$(0.060)	$(0.092)	$(1.665)	$(1.916)

Net asset value — End of period	$24.880		$28.580	$25.810	$24.140	$20.290	$22.160

Total Return(2)	(12.87	)%(3)	11.50%	7.17%	19.48%	(0.91)%	0.19%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$22,008		$26,672	$112,571	$125,813	$132,286	$150,726

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	1.93	%(6)	1.93%	1.92%	1.94%	1.96%	1.94%

Net investment income	0.52	%(6)	0.58%	0.26%	0.51%	0.65%	0.49%

Portfolio Turnover of the Portfolio	18	%(3)	18%	10%	30%	45%	61%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2020

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$29.790		$26.920	$25.170	$21.140	$23.030	$24.920

Income (Loss) From Operations

Net investment income(1)	$0.217		$0.411	$0.331	$0.346	$0.348	$0.345

Net realized and unrealized gain (loss)	(3.853)		2.914	1.732	3.989	(0.345)	(0.084)

Total income (loss) from operations	$(3.636)		$3.325	$2.063	$4.335	$0.003	$0.261

Less Distributions

From net investment income	$(0.409)		$(0.348)	$(0.313)	$(0.305)	$(0.346)	$(0.331)

From net realized gain	(0.015)		(0.107)	—	—	(1.547)	(1.820)

Total distributions	$(0.424)		$(0.455)	$(0.313)	$(0.305)	$(1.893)	$(2.151)

Net asset value — End of period	$25.730		$29.790	$26.920	$25.170	$21.140	$23.030

Total Return(2)	(12.42	)%(3)	12.61%	8.25%	20.68%	0.07%	1.17%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$173,198		$195,921	$169,397	$146,032	$107,621	$101,125

Ratios (as a percentage of average daily net assets):(4)

Expenses(5)	0.93	%(6)	0.93%	0.92%	0.94%	0.96%	0.94%

Net investment income	1.52	%(6)	1.49%	1.24%	1.48%	1.65%	1.48%

Portfolio Turnover of the Portfolio	18	%(3)	18%	10%	30%	45%	61%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)	Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Annualized.

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Value Fund

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Value Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in Tax-Managed Value Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (81.3% at April 30, 2020). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund’s net investment income or loss consists of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Other — Investment transactions are accounted for on a trade date basis.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the

11

Eaton Vance

Tax-Managed Value Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3  Transactions with Affiliates

The administration fee is earned by Eaton Vance Management (EVM) as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.15% of the Fund’s average daily net assets. For the six months ended April 30, 2020, the administration fee amounted to $461,817. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2020, EVM earned $29,960 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $7,431 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2020. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2020 amounted to $495,694 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2020, the Fund paid or accrued to EVD $95,633 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2020 amounted to $31,878 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2020, the Fund was informed that EVD received less than $100 and approximately $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Investment Transactions

For the six months ended April 30, 2020, increases and decreases in the Fund’s investment in the Portfolio aggregated $4,576,910 and $22,306,118, respectively. Decreases in the Fund’s investment in the Portfolio include distributions of securities as the result of redemptions in-kind of $15,687,573.

12

Eaton Vance

Tax-Managed Value Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

7 Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Sales and redemptions of Class I shares include shares purchased and redeemed in connection with the ReFlow liquidity program, a program designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	177,458	377,985

Issued to shareholders electing to receive payments of distributions in Fund shares	140,690	144,691

Redemptions	(880,706)	(1,391,204)

Converted from Class C shares	42,981	3,278,106

Net increase (decrease)	(519,577)	2,409,578

Class C	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	94,156	254,129

Issued to shareholders electing to receive payments of distributions in Fund shares	634	29,101

Redemptions	(98,877)	(303,600)

Converted to Class A shares	(44,634)	(3,408,525)

Net decrease	(48,721)	(3,428,895)

Class I	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

Sales	1,432,531	1,947,470

Issued to shareholders electing to receive payments of distributions in Fund shares	81,954	97,063

Redemptions	(1,358,457)	(1,762,098)

Net increase	156,028	282,435

13

Tax-Managed Value Portfolio

April 30, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 99.7%
Security	Shares	Value

Aerospace & Defense — 1.1%

Raytheon Technologies Corp.	113,000	$7,323,530

		$7,323,530

Banks — 15.7%

Bank of America Corp.	729,421	$17,542,575

Citigroup, Inc.	81,079	3,937,196

JPMorgan Chase & Co.	345,410	33,076,462

KeyCorp	669,553	7,800,292

PNC Financial Services Group, Inc. (The)	142,029	15,150,233

Truist Financial Corp.	257,513	9,610,385

U.S. Bancorp	187,164	6,831,486

Wells Fargo & Co.	383,010	11,126,441

		$105,075,070

Building Products — 0.3%

Carrier Global Corp.(1)	113,000	$2,001,230

		$2,001,230

Capital Markets — 3.6%

Ameriprise Financial, Inc.	32,971	$3,789,687

Goldman Sachs Group, Inc. (The)	62,358	11,437,704

Raymond James Financial, Inc.	130,222	8,584,234

		$23,811,625

Consumer Finance — 0.8%

American Express Co.	59,190	$5,401,087

		$5,401,087

Containers & Packaging — 3.1%

Ball Corp.	203,965	$13,378,064

Packaging Corp. of America	74,555	7,205,741

		$20,583,805

Diversified Telecommunication Services — 4.0%

Verizon Communications, Inc.	462,890	$26,593,030

		$26,593,030

Electric Utilities — 4.0%

NextEra Energy, Inc.	116,889	$27,015,386

		$27,015,386

Security	Shares	Value

Electrical Equipment — 1.0%

Rockwell Automation, Inc.	33,916	$6,426,404

		$6,426,404

Entertainment — 0.8%

Walt Disney Co. (The)	49,648	$5,369,431

		$5,369,431

Equity Real Estate Investment Trusts (REITs) — 4.1%

AvalonBay Communities, Inc.	47,915	$7,807,749

Boston Properties, Inc.	59,105	5,743,824

Cousins Properties, Inc.	134,131	4,046,732

CubeSmart	210,750	5,310,900

Mid-America Apartment Communities, Inc.	42,931	4,804,838

		$27,714,043

Food Products — 5.9%

General Mills, Inc.	53,745	$3,218,788

McCormick & Co., Inc.	45,110	7,075,052

Mondelez International, Inc., Class A	277,606	14,280,053

Nestle SA	138,900	14,710,902

		$39,284,795

Health Care Equipment & Supplies — 3.1%

Baxter International, Inc.	61,563	$5,465,563

Medtronic PLC	47,517	4,639,085

Stryker Corp.	58,093	10,830,278

		$20,934,926

Health Care Providers & Services — 2.3%

UnitedHealth Group, Inc.	52,261	$15,284,775

		$15,284,775

Household Durables — 0.7%

D.R. Horton, Inc.	99,360	$4,691,779

		$4,691,779

Household Products — 0.8%

Procter & Gamble Co. (The)	46,913	$5,529,635

		$5,529,635

Industrial Conglomerates — 1.8%

Honeywell International, Inc.	83,731	$11,881,429

		$11,881,429

14	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Insurance — 1.6%

Allstate Corp. (The)	38,383	$3,904,319

Travelers Cos., Inc. (The)	64,030	6,480,476

		$10,384,795

Interactive Media & Services — 3.3%

Alphabet, Inc., Class A(1)	7,924	$10,671,251

Alphabet, Inc., Class C(1)	8,199	11,057,663

		$21,728,914

IT Services — 1.2%

Visa, Inc., Class A	44,697	$7,988,248

		$7,988,248

Life Sciences Tools & Services — 2.0%

Thermo Fisher Scientific, Inc.	40,907	$13,690,755

		$13,690,755

Machinery — 3.3%

Ingersoll Rand, Inc.(1)	273,547	$7,954,747

Otis Worldwide Corp.	56,500	2,876,415

Parker-Hannifin Corp.	32,913	5,204,204

Woodward, Inc.	97,599	5,910,595

		$21,945,961

Multi-Utilities — 3.6%

CMS Energy Corp.	68,853	$3,930,818

Sempra Energy	162,537	20,130,207

		$24,061,025

Oil, Gas & Consumable Fuels — 6.4%

Chevron Corp.	247,793	$22,796,956

EOG Resources, Inc.	85,021	4,039,348

Phillips 66	217,699	15,929,036

		$42,765,340

Personal Products — 2.5%

Estee Lauder Cos., Inc. (The), Class A	94,712	$16,707,197

		$16,707,197

Pharmaceuticals — 10.2%

Elanco Animal Health, Inc.(1)	78,772	$1,946,456

Eli Lilly & Co.	110,938	17,155,452

Security	Shares	Value

Pharmaceuticals (continued)

Johnson & Johnson	152,761	$22,920,260

Merck & Co., Inc.	167,049	13,253,668

Zoetis, Inc.	101,295	13,098,457

		$68,374,293

Road & Rail — 1.2%

Union Pacific Corp.	50,876	$8,129,476

		$8,129,476

Semiconductors & Semiconductor Equipment — 3.1%

Intel Corp.	258,430	$15,500,631

QUALCOMM, Inc.	69,710	5,484,086

		$20,984,717

Software — 1.1%

Microsoft Corp.	25,630	$4,593,152

Oracle Corp.	52,884	2,801,266

		$7,394,418

Specialty Retail — 4.2%

Best Buy Co., Inc.	94,147	$7,223,899

Home Depot, Inc. (The)	81,060	17,819,420

TJX Cos., Inc. (The)	68,155	3,343,003

		$28,386,322

Technology Hardware, Storage & Peripherals — 1.5%

Apple, Inc.	34,180	$10,042,084

		$10,042,084

Textiles, Apparel & Luxury Goods — 1.4%

Lululemon Athletica, Inc.(1)	41,147	$9,195,532

		$9,195,532

Total Common Stocks (identified cost $358,867,880)		$666,701,057

15	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.4%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.47%(2)	2,622,024	$2,622,024

Total Short-Term Investments (identified cost $2,621,595)		$2,622,024

Total Investments — 100.1% (identified cost $361,489,475)		$669,323,081

Other Assets, Less Liabilities — (0.1)%		$(537,713)

Net Assets — 100.0%		$668,785,368

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

16	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Unaffiliated investments, at value (identified cost, $358,867,880)	$666,701,057

Affiliated investment, at value (identified cost, $2,621,595)	2,622,024

Dividends receivable	557,150

Dividends receivable from affiliated investment	947

Receivable for investments sold	1,321,404

Tax reclaims receivable	332,918

Total assets	$671,535,500

Liabilities

Payable for investments purchased	$2,176,066

Payable to affiliates:

Investment adviser fee	334,614

Trustees’ fees	3,456

Accrued expenses	235,996

Total liabilities	$2,750,132

Net Assets applicable to investors’ interest in Portfolio	$668,785,368

17	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Dividends (net of foreign taxes, $94,216)	$9,251,969

Dividends from affiliated investment	9,701

Securities lending income, net	3,598

Total investment income	$9,265,268

Expenses

Investment adviser fee	$2,432,558

Trustees’ fees and expenses	21,009

Custodian fee	99,221

Legal and accounting services	32,603

Miscellaneous	6,407

Total expenses	$2,591,798

Net investment income	$6,673,470

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$4,543,157 (1)

Investment transactions — affiliated investment	692

Foreign currency transactions	(753)

Net realized gain	$4,543,096

Change in unrealized appreciation (depreciation) —

Investments	$(109,159,966)

Investments — affiliated investment	417

Foreign currency	8,400

Net change in unrealized appreciation (depreciation)	$(109,151,149)

Net realized and unrealized loss	$(104,608,053)

Net decrease in net assets from operations	$(97,934,583)

(1)	Includes $11,744,150 of net realized gains from redemptions in-kind.

18	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$6,673,470	$12,925,330

Net realized gain	4,543,096 (1)	18,115,110 (2)

Net change in unrealized appreciation (depreciation)	(109,151,149)	60,307,614

Net increase (decrease) in net assets from operations	$(97,934,583)	$91,348,054

Capital transactions —

Contributions	$8,129,488	$10,475,538

Withdrawals	(29,657,450)	(44,054,463)

Net decrease in net assets from capital transactions	$(21,527,962)	$(33,578,925)

Net increase (decrease) in net assets	$(119,462,545)	$57,769,129

Net Assets

At beginning of period	$788,247,913	$730,478,784

At end of period	$668,785,368	$788,247,913

(1)	Includes $11,744,150 of net realized gains from redemptions in-kind.

(2)	Includes $18,003,051 of net realized gains from redemptions in-kind.

19	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2020

Financial Highlights

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2019	2018	2017	2016	2015

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.68	%(2)	0.68%	0.68%	0.69%	0.69%	0.68%

Net investment income	1.76	%(2)	1.74%	1.49%	1.74%	1.91%	1.75%

Portfolio Turnover	18	%(3)	18%	10%	30%	45%	61%

Total Return	(12.32	)%(3)	12.90%	8.55%	20.97%	0.35%	1.45%

Net assets, end of period (000’s omitted)	$668,785		$788,248	$730,479	$712,901	$646,452	$714,571

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Not annualized.

20	See Notes to Financial Statements.

Tax-Managed Value Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed Value Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing primarily in value stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2020, Eaton Vance Tax-Managed Value Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 81.3% and 18.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

21

Tax-Managed Value Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

As of April 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.65% of the Portfolio’s average daily net assets up to $500 million, 0.625% on net assets of $500 million but less than $1 billion, 0.60% on net assets of $1 billion but less than $2 billion, 0.575% on net assets of $2 billion but less than $5 billion and 0.555% on net assets of $5 billion and over, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the six months ended April 30, 2020, the Portfolio’s investment adviser fee amounted to $2,432,558 or 0.64% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $132,176,661 and $131,528,303, respectively, for the six months ended April 30, 2020. In-kind sales for the six months ended April 30, 2020 aggregated $15,687,573.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$362,553,485

Gross unrealized appreciation	$310,418,356

Gross unrealized depreciation	(3,648,760)

Net unrealized appreciation	$306,769,596

22

Tax-Managed Value Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2020.

6  Securities Lending Agreement

The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral. At April 30, 2020, the Portfolio had no securities on loan.

7  Investments in Affiliated Funds

At April 30, 2020, the value of the Portfolio’s investment in affiliated funds was $2,622,024, which represents 0.4% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$1,365,228	$21,240,432	$(19,984,745)	$692	$417	$2,622,024	$9,701	2,622,024

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

23

Tax-Managed Value Portfolio

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

At April 30, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks

Communication Services	$53,691,375	$—		$—	$53,691,375

Consumer Discretionary	42,273,633	—		—	42,273,633

Consumer Staples	46,810,725	14,710,902		—	61,521,627

Energy	42,765,340	—		—	42,765,340

Financials	144,672,577	—		—	144,672,577

Health Care	118,284,749	—		—	118,284,749

Industrials	57,708,030	—		—	57,708,030

Information Technology	46,409,467	—		—	46,409,467

Materials	20,583,805	—		—	20,583,805

Real Estate	27,714,043	—		—	27,714,043

Utilities	51,076,411	—		—	51,076,411

Total Common Stocks	$651,990,155	$14,710,902	*	$—	$666,701,057

Short-Term Investments	$—	$2,622,024		$—	$2,622,024

Total Investments	$651,990,155	$17,332,926		$—	$669,323,081

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

9  Risks and Uncertainties

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Portfolio’s investments.

24

Eaton Vance

Tax-Managed Value Fund

April 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

25

Eaton Vance

Tax-Managed Value Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Tax-Managed Value Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Tax-Managed Value Fund (the “Fund”) invests, and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. The Board specifically noted that the Adviser has devoted extensive resources to in-house equity research capabilities and also draws upon independent research available from third-party sources. The Board considered the Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance

26

Eaton Vance

Tax-Managed Value Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

27

Eaton Vance

Tax-Managed Value Fund

April 30, 2020

Officers and Trustees

Officers of Eaton Vance Tax-Managed Value Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Tax-Managed Value Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Value Fund and Tax-Managed Value Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

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Investment Adviser of Tax-Managed Value Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Value Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7715    4.30.20

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2020